    As filed with the Securities and Exchange Commission on August 26, 2002



                           Registration No. 333-91982


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       [ ] Pre-Effective Amendment No. ___



                       [X] Post-Effective Amendment No. 1


                        (Check appropriate Box or Boxes)

                             Liberty Funds Trust V*
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)

                                  617-426-3750
                        (Area Code and Telephone Number)

                            Jean S. Loewenberg, Esq.
                             Liberty Funds Group LLC
                              One Financial Center
                           Boston, Massachusetts 02111
                     (Name and address of Agent for Service)

                                   Copies to:

                               John M. Loder, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110



Title of Securities Being Registered: Shares of Beneficial Interest, no par value



It is proposed that this filing will become effective (check appropriate box):



           [x] Immediately upon filing pursuant to paragraph (b)



           [ ] On [date] pursuant to paragraph (b)

           [ ] 60 days after filing pursuant to paragraph (a)(1)



           [ ] On February 28, 2001 pursuant to paragraph (a)(1)



           [ ] 75 days after filing pursuant to paragraph (a)(2)



           [ ] On [date] pursuant to paragraph (a)(2) of Rule 485


An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

* On behalf of the Liberty Connecticut Intermediate Tax-Exempt Bond Fund, Liberty Massachusetts Intermediate Tax-Exempt Bond Fund and Liberty Intermediate Tax-Exempt Bond Fund.

                                THE GALAXY FUND

                    GALAXY MASSACHUSETTS MUNICIPAL BOND FUND


             GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND


             ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2621


Dear Shareholder:


     The Galaxy Massachusetts Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund will hold a special meeting of shareholders on October 18, 2002, at 2:00 p.m. (Eastern Time). At this meeting, shareholders of the Funds will be asked to vote on the proposed acquisition of their respective funds by the Liberty Massachusetts Intermediate Municipal Bond Fund, which is one of a number of fund acquisitions and liquidations recommended by Columbia Management Group, Inc. ("Columbia"), the new parent company of the investment adviser to the Funds. Columbia's overall goal in proposing these fund acquisitions and liquidations is two-fold. First, by merging funds with similar investment strategies, Columbia can create larger, more efficient funds. Second, by consolidating its investment product line, Columbia can concentrate its portfolio management and distribution resources on a more focused group of portfolios.



     Columbia specifically recommended the acquisitions of the Funds to enable shareholders to invest in a larger fund with a similar or the same investment strategy as the Galaxy Massachusetts Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund, respectively. In addition, the acquisitions will generally provide the potential for more efficient operations by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base. More information on the specific details and reasons for the Funds' acquisitions are contained in the enclosed Combined Prospectus and Proxy Statement. Please read it carefully.



     THE TRUSTEES OF THE GALAXY FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE ACQUISITION OF YOUR FUND.


     This special meeting will be held at The Galaxy Fund's offices located at One Financial Center, Boston, Massachusetts. While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. Your fund has retained the services of PROXY ADVANTAGE, a division of PFPC Inc., to assist shareholders with the voting process. As we get closer to October 18th, shareholders who have not yet voted may receive a call from PROXY ADVANTAGE reminding them to exercise their right to vote.


     YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY PHONE, BY INTERNET OR IN PERSON. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE.



     If you have any questions regarding the enclosed Combined Prospectus and Proxy Statement, please call PROXY ADVANTAGE at 1-866-619-0984.


     We appreciate your participation and prompt response in these matters and thank you for your continued support.

                                          Sincerely,

                                          -s- Dwight E. Vicks Jr.

                                          Dwight E. Vicks, Jr.,
                                          Chairman of the Board of Trustees
                                          The Galaxy Fund


August 26, 2002



G-60/737K-0702

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                          TO BE HELD OCTOBER 18, 2002


                                THE GALAXY FUND

                    GALAXY MASSACHUSETTS MUNICIPAL BOND FUND


             GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND



     NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Galaxy Massachusetts Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund will be held at 2:00 p.m. Eastern Time on Friday, October 18, 2002, at the offices of The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111-2621, for these purposes:



          1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Galaxy Massachusetts Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund to, and the assumption of all of the liabilities of the Galaxy Massachusetts Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund by, the Liberty Massachusetts Intermediate Municipal Bond Fund in exchange for shares of the Liberty Massachusetts Intermediate Municipal Bond Fund and the distribution of such shares to the shareholders of the Galaxy Massachusetts Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund in complete liquidation of the Galaxy Massachusetts Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund.


          2. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

     Shareholders of record at the close of business on August 2, 2002, are entitled to notice of and to vote at the meeting and any adjourned session.

                                          By order of the Board of Trustees,

                                          -s- W. Bruce McConnel

                                          W. Bruce McConnel, Secretary


August 26, 2002



     YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY PHONE, BY MAIL, BY INTERNET OR IN PERSON. SEE THE ENCLOSED PROXY INSERT FOR INSTRUCTIONS.

                    COMBINED PROSPECTUS AND PROXY STATEMENT


                                AUGUST 26, 2002



            ACQUISITION OF THE ASSETS AND LIABILITIES OF EACH OF THE


                  GALAXY MASSACHUSETTS MUNICIPAL BOND FUND AND


             GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

                              c/o The Galaxy Fund
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-345-6611


                      BY AND IN EXCHANGE FOR SHARES OF THE


             LIBERTY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

                           c/o Liberty Funds Trust V
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-426-3750

                               TABLE OF CONTENTS


QUESTIONS AND ANSWERS.......................................    3
PROPOSAL -- Acquisition of the Galaxy Massachusetts
            Municipal Bond Fund and Galaxy Massachusetts
            Intermediate Municipal Bond Fund by the Liberty
            Massachusetts Intermediate Municipal Bond
            Fund............................................   11
  The Proposal..............................................   11
  Principal Investment Risks................................   11
  Information About the Acquisitions........................   12
GENERAL.....................................................   26
  Voting Information........................................   26
Appendix A -- Agreement and Plan of Reorganization..........  A-1
Appendix B -- Fund Information..............................  B-1
Appendix C -- Management's Discussion of Fund Performance
              for the Galaxy Massachusetts Intermediate
              Municipal Bond Fund...........................  C-1
Appendix D -- Information Applicable to Class Z, Class T and
              Class G Shares of the Liberty Fund and Trust,
              Retail A and Retail B Shares of the Galaxy
              Funds.........................................  D-1



     This Combined Prospectus and Proxy Statement ("Prospectus/Proxy") contains information you should know before voting on the Agreement and Plan of Reorganization relating to the proposed acquisition of the Galaxy Massachusetts Municipal Bond Fund ("Massachusetts Bond Fund") and Galaxy Massachusetts Intermediate Municipal Bond Fund ("Massachusetts Intermediate Bond Fund") (each an "Acquired Fund" or "Galaxy Fund" and together, the "Acquired Funds" or "Galaxy Funds") by the Liberty Massachusetts Intermediate Municipal Bond Fund (the "Liberty Fund" and, together with the Acquired Funds, the "Funds") (the "Acquisitions") at a Special Meeting of Shareholders of each Acquired Fund (the "Meeting"), which will be held at 2:00 p.m. Eastern Time on October 18, 2002, at the offices of The Galaxy Fund ("Galaxy"), One Financial Center, Boston, Massachusetts 02111-2621. The Massachusetts Bond Fund, Massachusetts Intermediate Bond Fund and Liberty Fund are each registered, open-end management investment companies (mutual funds). Please read this Prospectus/Proxy and keep it for future reference.


     The Proposal in this Prospectus/Proxy relates to the proposed acquisition of the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund by the Liberty Fund. If the Acquisition of your Acquired

Fund occurs, you will become a shareholder of the Liberty Fund. If the Agreement and Plan of Reorganization is approved by the shareholders of your Acquired Fund and the related Acquisition occurs, your Acquired Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Liberty Fund in exchange for shares of a similar class of the Liberty Fund with the same aggregate net asset value as the net value of the assets and liabilities transferred. After that exchange, shares of each class received by each Acquired Fund will be distributed pro rata to such Acquired Fund's shareholders of the corresponding class.

     Shareholders of each of the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund are being asked to vote separately on the Proposal in this Prospectus/Proxy. Please review this Proposal carefully.

     The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this Prospectus/Proxy by reference:


     - The Prospectuses for the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund dated February 28, 2002, as supplemented on July 3, 2002.



     - The Statement of Additional Information for the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund dated February 28, 2002, as supplemented on July 3, 2002.



     - Management's Discussion of Fund Performance, the Report of Independent Accountants and the financial statements included in the Annual Report to Shareholders dated October 31, 2001, as supplemented on April 1, 2002, and the supplement dated April 1, 2002 thereto, and the financial statements included in the Semi-Annual Report to Shareholders dated April 30, 2002 of the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund.



     - The Statement of Additional Information for the Liberty Fund dated August 26, 2002 relating to this Prospectus/Proxy.



     Each Acquired Fund has previously sent its Annual Report and Semi-Annual Report to its shareholders. For a free copy of these Reports or any of the documents listed above, you may call 1-800-426-3750, or you may write to your Acquired Fund at the address listed on the cover of this Prospectus/Proxy. You may also obtain many of these documents by accessing the Internet site for your Acquired Fund at www.galaxyfunds.com. Text-only versions of all the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet site at www.sec.gov. You can review and copy information about the Funds by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0102. In addition, these materials can be inspected and copied at the SEC's regional offices at The Woolworth Building, 233 Broadway, New York, New York 10279 and 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.



     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS/PROXY IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             QUESTIONS AND ANSWERS


THE FOLLOWING QUESTIONS AND ANSWERS PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITIONS AND OF THE INFORMATION CONTAINED IN THIS PROSPECTUS/PROXY. PLEASE REVIEW THE FULL PROSPECTUS/PROXY PRIOR TO CASTING YOUR VOTE.



1.  WHAT IS BEING PROPOSED?



The Trustees of Galaxy are recommending that the Liberty Fund acquire the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund. This means that the Liberty Fund would acquire all of the assets and liabilities of each of the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund in exchange for shares of the Liberty Fund. The Liberty Fund is a new "shell" portfolio of Liberty Funds Trust V ("Liberty V") created to acquire and continue the operations of the Massachusetts Intermediate Bond Fund, and has the same investment goal, policies, strategies and restrictions as the Massachusetts Intermediate Bond Fund. If the Acquisition relating to your Acquired Fund is approved and the Acquisition is consummated, your shares of the Acquired Fund will be cancelled and you will receive shares of the Liberty Fund with an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund shares as of the business day before the closing of your Acquired Fund's Acquisition. The Acquisitions of the Massachusetts Intermediate Bond Fund and Massachusetts Bond Fund are expected to occur on or around November 22, 2002 and December 6, 2002, respectively, or such other dates as the parties may agree. Note that the closing of each Acquisition is not conditioned on the closing of the other Acquisition proposed in this Prospectus/ Proxy. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their Fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the Agreement and Plan of Reorganization, take place as described in this Prospectus/Proxy, even if the shareholders of the other Acquired Fund have not approved its Acquisition.



2.  WHY ARE THE ACQUISITIONS BEING PROPOSED?



Fleet Investment Advisors Inc. ("FIA"), the investment adviser to the Massachusetts Bond Fund, Massachusetts Intermediate Bond Fund and the Liberty Fund, and several other investment advisory firms (the "Columbia Affiliates") are part of a larger organization known as Columbia Management Group, Inc. ("Columbia "). FIA and the Columbia Affiliates manage mutual fund portfolios that are offered by three separate fund families -- the Galaxy Funds, Liberty Funds and Columbia Funds (collectively, the "Columbia Group Funds"). Columbia has proposed a number of fund acquisitions and liquidations involving the Columbia Group Funds in addition to the Acquisitions described in this Prospectus/Proxy. The overall purposes of these fund acquisitions and liquidations include consolidating and rationalizing the product offerings of the Columbia Group Funds, creating larger, more efficient funds, and permitting Columbia to concentrate its portfolio management and distribution resources on a more focused group of portfolios.


The Trustees of Galaxy recommend approval of each Acquisition because it offers shareholders of each Acquired Fund the opportunity to invest in a larger fund (allowing the potential for more efficient operations by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base). In reviewing the Acquisitions, the Trustees also considered the following matters:


     - based on estimated expense ratios as of March 31, 2002, shareholders of each class of shares of the Massachusetts Bond Fund are expected to experience lower net expenses (expenses after reduction by the voluntary fee waiver described in footnote 10 to the Annual Fund Operating Expenses table below);



     - based on estimated expense ratios as of March 31, 2002, shareholders of each class of shares of the Massachusetts Intermediate Bond Fund are expected to experience lower net expenses;


     - shareholders of the Massachusetts Bond Fund will move into a fund with better historic performance; and

     - the Acquisition is expected to be tax-free for shareholders of each Acquired Fund who choose to remain shareholders of the Liberty Fund, while liquidation would be a realization event for tax purposes.

Please review "Reasons for the Acquisitions" in the "Information About the Acquisitions" section under "Proposal" in this Prospectus/Proxy for more information regarding the factors considered by the Galaxy Trustees.


3. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITIONS?



The following tables allow you to compare the sales charges and management fees and expenses of the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund with those that Columbia expects to be applicable to the combined fund in the first year following the Acquisitions. As part of the Acquisitions, Retail A shareholders of the Acquired Funds will receive Class T shares of the Liberty Fund, Retail B shareholders of the Acquired Funds will receive Class G shares of the Liberty Fund and Trust shareholders of the Acquired Funds will receive Class Z shares of the Liberty Fund. Class T shares and Class G shares of the Liberty Fund will continue to be available for purchase after consummation of the Acquisitions by former Retail A and Retail B shareholders of the Acquired Funds, but will not be offered to new investors. Sales charges, if applicable, are paid directly by shareholders to each Fund's distributor. Annual Fund Operating Expenses are paid by each Fund. They include management fees, 12b-1 fees (if applicable) and administrative costs, including pricing and custody services. The Annual Fund Operating Expenses shown in the table below represent expenses for each of the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund for its last fiscal year (ended October 31, 2001) and those expected to be incurred by the combined fund on a pro forma basis (after giving effect to both Acquisitions) and based on pro forma combined net assets as of March 31, 2002. In addition, following the presentation of that detailed information, Annual Fund Operating Expenses and Example Expenses are presented on a pro forma combined basis for each possible scenario in which the Liberty Fund acquires one, but not the other, Acquired Fund.



Shareholders of the Acquired Funds will not pay additional sales charges as a result of the Acquisitions, although any contingent deferred sales charge ("CDSC") applicable to share purchases made prior to the Acquisitions will be continued.



Based on estimated expenses as of March 31, 2002, the Liberty Fund's pro forma combined total Annual Fund Operating Expenses may be higher than the expenses incurred by the Massachusetts Bond Fund or Massachusetts Intermediate Bond Fund for their fiscal year ended October 31, 2001. However, net expenses, or the actual expenses paid by shareholders, of each class of shares of the Liberty Fund are expected to be lower than the net expenses of the corresponding classes of shares of the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund (after giving effect to the voluntary management fee waiver described in footnote 10 to the Annual Fund Operating Expenses table). FIA has undertaken to maintain this management fee waiver through the first anniversary of the consummation of the Acquisitions, after which this arrangement may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of the Massachusetts Bond Fund or Massachusetts Intermediate Bond Fund as of March 31, 2002.

SHAREHOLDER FEES

(paid directly from your investment)


                                                MASSACHUSETTS                 MASSACHUSETTS
                                                BOND FUND(1)            INTERMEDIATE BOND FUND(1)
                                                -------------           -------------------------
                                         RETAIL A   RETAIL B   TRUST   RETAIL A   RETAIL B   TRUST
Maximum sales charge (load) on
purchases (%) (as a percentage of the
offering price)                            4.75(2)    None     None      4.75(2)    None     None
--------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption
price)                                     1.00(3)  5.00(4)    None      1.00(3)    5.00(4)  None
--------------------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)           (5)        (5)       (5)      (5)        (5)       (5)



                                                                     LIBERTY FUND
                                                                (PRO FORMA COMBINED)(1)
                                                                -----------------------
                                                              CLASS T   CLASS G   CLASS Z
Maximum sales charge (load) on purchases (%) (as a
percentage of the offering price)                             4.75(2)    None      None
-----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%) (as
a percentage of the lesser of purchase price or redemption
price)                                                        1.00(3)   5.00(4)    None
-----------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if
applicable)                                                     (5)       (5)       (5)


---------------

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(2) Reduced sales charges may be available.



(3) This charge applies to investments in Galaxy Fund Retail A Shares of $1 million or more that are redeemed within one year after purchase. This charge also applies to investments in Class T shares of the Liberty Fund aggregating $1 million to $25 million at the time of purchase that are sold within 18 months of purchase.



(4) This amount represents the maximum charge payable if you sell your shares in the first year after purchase. The actual deferred sales charge you pay depends on how soon you redeem your shares after the purchase date.



(5) There is a $7.50 charge for wiring sale proceeds to your bank.



ANNUAL FUND OPERATING EXPENSES

(deducted directly from Fund assets)


                                                MASSACHUSETTS                     MASSACHUSETTS
                                                  BOND FUND                  INTERMEDIATE BOND FUND
                                             (FISCAL YEAR ENDED                (FISCAL YEAR ENDED
                                              OCTOBER 31, 2001)                 OCTOBER 31, 2001)
                                             ------------------                 -----------------
                                       RETAIL A    RETAIL B     TRUST     RETAIL A    RETAIL B    TRUST
Management fee (%)                       0.75(6)     0.75(6)    0.75(6)     0.75(9)     0.75(9)   0.75(9)
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees
(%)                                      None        0.80(7)    None        None        0.80(7)   None
-------------------------------------------------------------------------------------------------------
Other expenses (%)                       0.41(8)     0.25       0.23        0.34(8)     0.19      0.15
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses
(%)                                      1.16(6)     1.80(6)    0.98(6)     1.09(9)     1.74(9)   0.90(9)



                                                                      LIBERTY FUND
                                                                  (PRO FORMA COMBINED)
                                                                  --------------------
                                                              CLASS T    CLASS G    CLASS Z
Management fee (%)(10)                                         0.75       0.75       0.75
-------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                      None       0.80(7)    None
-------------------------------------------------------------------------------------------
Other expenses (%)                                             0.32(8)    0.16       0.13
-------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)(10)                   1.07       1.71       0.88

If only the Acquisition of the Massachusetts Bond Fund were to occur, the Total Annual Fund Operating Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                                      LIBERTY FUND
                                                                  (PRO FORMA COMBINED)
                                                                  --------------------
                                                              CLASS T    CLASS G    CLASS Z
Management fee (%)(11)                                         0.75       0.75       0.75
-------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                      None       0.80(7)    None
-------------------------------------------------------------------------------------------
Other expenses (%)                                             0.40(8)    0.22       0.19
-------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)(11)                   1.15       1.77       0.94


If only the Acquisition of the Massachusetts Intermediate Bond Fund were to occur, the Total Annual Fund Operating Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                                      LIBERTY FUND
                                                                  (PRO FORMA COMBINED)
                                                                  --------------------
                                                              CLASS T    CLASS G    CLASS Z
Management fee (%)(12)                                         0.75       0.75       0.75
-------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                      None       0.80(7)    None
-------------------------------------------------------------------------------------------
Other expenses (%)                                             0.34(8)    0.20       0.15
-------------------------------------------------------------------------------------------
Total annual fund operating expenses(%)(12)                    1.09       1.75       0.90


---------------

 (6) FIA is waiving a portion of the management fees so that such fees are expected to be 0.55%. Total fund operating expenses after this fee waiver are expected to be 0.96% for Retail A Shares, 1.60% for Retail B Shares and 0.78% for Trust Shares. This fee waiver is voluntary and may be revised or discontinued at any time.



 (7) Each Acquired Fund and the Liberty Fund may pay distribution and service (12b-1) fees of up to a maximum of 1.15% of such Fund's average daily net assets attributable to Retail B Shares and Class G shares, respectively (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more that 0.80% during the current fiscal year.



 (8) Each Acquired Fund and the Liberty Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's average daily net assets attributable to Retail A Shares and Class T shares, respectively (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.



 (9) FIA is waiving a portion of the management fees so that such fees are expected to be 0.55%. Total fund operating expenses after this fee waiver are expected to be 0.89% for Retail A Shares, 1.54% for Retail B Shares and 0.70% for Trust Shares. This fee waiver is voluntary and may be revised or discontinued at any time.



(10) FIA intends to waive a portion of the management fees so that such fees are expected to be 0.55%. Total annual fund operating expenses after fee waivers are expected to be 0.87%, 1.51% and 0.68% for Class T shares, Class G shares and Class Z shares, respectively. FIA has undertaken to maintain this fee waiver through the first anniversary of the consummation of the Acquisitions, after which this arrangement may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of an Acquired Fund as of March 31, 2002.



(11) FIA intends to waive a portion of the management fees so that such fees are expected to be 0.55%. Total annual fund operating expenses after fee waivers are expected to be 0.95%, 1.57% and 0.74% for Class T shares, Class G shares and Class Z shares, respectively. FIA has undertaken to maintain this fee waiver through the first anniversary of the consummation of the Acquisition, after which this arrangement may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of an Acquired Fund as of March 31, 2002.



(12) FIA intends to waive a portion of the management fees so that such fees are expected to be 0.55%. Total annual fund operating expenses after fee waivers and expense reimbursements are expected to be 0.89%, 1.55% and 0.70% for Class T shares, Class G shares and Class Z shares, respectively. FIA has undertaken to maintain this fee waiver through the first anniversary of the consummation of the Acquisition, after which this arrangement may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of an Acquired Fund as of March 31, 2002.

EXAMPLE EXPENSES


Example Expenses help you compare the cost of investing in either the Massachusetts Bond Fund or the Massachusetts Intermediate Bond Fund currently with the cost of investing in the Liberty Fund on a pro forma combined basis and also allow you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The following hypothetical conditions were used in performing the calculations:

     - $10,000 initial investment

     - 5% total return for each year

     - Each Fund's operating expenses remain the same

     - Reinvestment of all dividends and distributions


                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
MASSACHUSETTS BOND FUND
Retail A                                                   $588      $826      $1,083      $1,817
--------------------------------------------------------------------------------------------------
Retail B(1)
 did not sell your shares                                   183       566         975       1,948
  sold all your shares at end of period                     683       966       1,275       1,948
--------------------------------------------------------------------------------------------------
Trust Shares                                                100       312         542       1,201
--------------------------------------------------------------------------------------------------

MASSACHUSETTS INTERMEDIATE BOND FUND
Retail A                                                   $581      $805      $1,047      $1,741
--------------------------------------------------------------------------------------------------
Retail B(1)
 did not sell your shares                                   177       548         944       1,880
  sold all your shares at end of period                     677       948       1,244       1,880
--------------------------------------------------------------------------------------------------
Trust Shares                                                 92       287         498       1,108
--------------------------------------------------------------------------------------------------

LIBERTY FUND (PRO FORMA COMBINED)
Class T                                                    $579      $799      $1,037      $1,719
--------------------------------------------------------------------------------------------------
Class G(1)
 did not sell your shares                                   174       539         928       1,850
  sold all your shares at end of period                     674       939       1,228       1,850
--------------------------------------------------------------------------------------------------
Class Z                                                      90       281         488       1,084
--------------------------------------------------------------------------------------------------


The pro forma combined Example Expenses detailed above assume that both Acquisitions occur. The tables below present the pro forma combined Example Expenses assuming in each case that only one Acquired Fund approves the Acquisition.

If only the Acquisition of the Massachusetts Bond Fund were to occur, the Example Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
LIBERTY FUND (PRO FORMA COMBINED)
Class T                                                    $587      $823      $1,078      $1,806
--------------------------------------------------------------------------------------------------
Class G(1)
 did not sell your shares                                   180       557         959       1,921
  sold all your shares at end of period                     680       957       1,259       1,921
--------------------------------------------------------------------------------------------------
Class Z                                                      96       300         520       1,155
--------------------------------------------------------------------------------------------------

If only the Acquisition of the Massachusetts Intermediate Bond Fund were to occur, the Example Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
LIBERTY FUND (pro forma combined)
Class T                                                    $581      $805      $1,047      $1,741
--------------------------------------------------------------------------------------------------
Class G(1)
 did not sell your shares                                   178       551         949       1,888
  sold all your shares at end of period                     678       951       1,249       1,888
--------------------------------------------------------------------------------------------------
Class Z                                                      92       287         498       1,108


---------------

(1) Assumes Retail B Shares of an Acquired Fund automatically convert to Retail A Shares of such Acquired Fund, and Class G shares of the Liberty Fund automatically convert to Class T shares of the Liberty Fund, eight years after purchase.


The projected post-Acquisition pro forma Annual Fund Operating Expenses and Example Expenses presented above are based upon numerous material assumptions, including that (1) the current contractual agreements will remain in place and
(2) certain fixed costs involved in operating the Massachusetts Bond Fund and the Massachusetts Intermediate Bond Fund are eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which are beyond the control of the Liberty Fund or Columbia.


4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE MASSACHUSETTS BOND FUND, MASSACHUSETTS INTERMEDIATE BOND FUND AND LIBERTY FUND COMPARE?


The Massachusetts Intermediate Bond Fund and the Liberty Fund have the same investment goals, strategies and policies. This table compares the investment goal and principal investment strategies of the Massachusetts Bond Fund and the Liberty Fund.


                                                                   MASSACHUSETTS INTERMEDIATE BOND FUND
              MASSACHUSETTS BOND FUND                                        AND LIBERTY FUND
INVESTMENT GOAL: The Fund seeks as high a level of        INVESTMENT GOAL: Each Fund seeks to provide investors
current interest income exempt from federal income        with current income exempt from both federal and
tax and, to the extent possible, from Mas-                Massachusetts personal income tax, consistent with
sachusetts personal income tax, as is consistent          preservation of capital.
with relative stability of principal.
PRINCIPAL INVESTMENT STRATEGIES: The Fund seeks to        PRINCIPAL INVESTMENT STRATEGIES: Each Fund seeks to
achieve its goal as follows:                              achieve its goal as follows:
- The Fund normally invests at least 80% of its net       - The Fund invests primarily in municipal securi-
  assets plus any borrowings for investment pur-            ties, which are securities issued by state and local
  poses in Massachusetts municipal securities,              governments and other political or public bodies or
  which are securities issued by the Commonwealth           agencies and that pay interest which is exempt from
  of Massachusetts and other government issuers             federal income tax (including the federal
  (and may include issuers located outside                  alternative minimum tax). The Fund normally invests
  Massachusetts) and that pay interest which is             at least 80% of its net assets plus any borrowings
  exempt from both federal income tax (including            for investment purposes in Massachusetts municipal
  the federal alternative minimum tax) and Massa-           securities, which are securities issued by the
  chusetts personal income tax.                             Commonwealth of Massachusetts and other government
                                                            issuers (and may include issuers located outside
- Under normal circumstances, the Fund will in-             Massachusetts) and that pay interest which is exempt
  vest no more than 20% of its net assets in                from both federal income tax (including the federal
  taxable obligations, such as U.S. Government              alternative
  obliga-

                                                                   MASSACHUSETTS INTERMEDIATE BOND FUND
              MASSACHUSETTS BOND FUND                                        AND LIBERTY FUND
  tions, money market instruments and repurchase            minimum tax) and Massachusetts personal income tax,
  agreements.                                               and mutual funds that invest in Massachusetts
                                                            municipal securities.
- Municipal securities purchased by the Fund may
  include general obligation securities, revenue          - Under normal circumstances, the Fund will invest no
  securities and private activity bonds. The                more than 20% of its net assets in taxable
  interest on private activity bonds may be subject         obligations, such as U.S. Government obligations,
  to the federal alternative minimum tax.                   corporate bonds, money market instruments, including
  Investments in private activity bonds will not be         commercial paper and bank obligations, and
  treated as investments in tax-exempt municipal            repurchase agreements.
  securities for purposes of the 80% requirement
  stated above.
                                                          - Municipal securities purchased by the Fund may
- In selecting portfolio securities for the Fund,           include general obligation securities, revenue se-
  the investment adviser evaluates the suitability          curities and private activity bonds. The interest on
  of available bonds according to such factors as           private activity bonds may be subject to the federal
  creditworthiness, maturity, liquidity and                 alternative minimum tax. Investments in private
  interest rates. It also determines the                    activity bonds will not be treated as investments in
  appropriate allocation of the Fund's assets among         tax-exempt municipal securities for purposes of the
  various issuers and industry sectors.                     80% requirement stated above.

- Nearly all of the Fund's investments will be of         - The Fund may, from time to time, invest as a hedging
  investment grade quality. These are securities            strategy in a limited amount of futures contracts or
  which have one of the top four ratings assigned           options on futures contracts. The Fund may only use
  by Standard & Poor's Ratings Group (S&P) or               futures contracts and options on futures contracts,
  Moody's Investors Service, Inc. (Moody's), or are         commonly referred to as derivatives, in an effort to
  unrated securities determined by the adviser to           offset unfavorable changes in the value of
  be of comparable quality. Under normal market             securities held by the Fund for investment purposes.
  conditions, the Fund will invest at least 65% of
  its total assets in securities that have one of         - In selecting portfolio securities for the Fund, the
  the top three ratings assigned by S&P or Moody's          investment adviser evaluates the suitability of
  or unrated securities determined by the adviser           available bonds according to such factors as
  to be of comparable quality. Occasionally, the            creditworthiness, maturity, liquidity and interest
  rating of a security held by the Fund may be              rates. It also determines the appropriate alloca-
  downgraded to below investment grade. If that             tion of the Fund's assets among various issuers and
  happens, the Fund doesn't have to sell the                industry sectors.
  security unless the investment adviser determines
  that under the circumstances the security is no         - Nearly all of the Fund's investments will be of
  longer an appropriate investment for the Fund.            investment grade quality. These are securities which
  However, the Fund will sell promptly any                  have one of the top four ratings assigned by S&P or
  securities that are not rated investment grade by         Moody's, or are unrated securities determined by the
  either S&P or Moody's if such securities exceed           adviser to be of comparable quality. The adviser
  5% of the Fund's net assets.                              expects, however, that most of the securities
                                                            purchased by the Fund will have one of the top three
- The Fund's average weighted maturity will vary            ratings assigned by S&P or Moody's, or will be
  from time to time depending on current economic           unrated securities determined by the adviser to be
  and market conditions and the adviser's                   of comparable quality. Occa-
  assessment of probable changes in interest rates.

                                                                   MASSACHUSETTS INTERMEDIATE BOND FUND
              MASSACHUSETTS BOND FUND                                        AND LIBERTY FUND
- The Fund will sell a portfolio security when, as          sionally, the rating of a security held by the Fund
  a result of changes in the economy or the                 may be downgraded to below investment grade. If that
  performance of the security or other                      happens, the Fund doesn't have to sell the security
  circumstances, the investment adviser believes            unless the adviser determines that under the
  that holding the security is no longer consistent         circumstances the security is no longer an
  with the Fund's investment objective.                     appropriate investment for the Fund. However, the
                                                            Fund will sell promptly any securities that are not
                                                            rated investment grade by either S&P or Moody's if
                                                            such securities exceed 5% of the Fund's net assets.

                                                          - The Fund is permitted to invest in municipal
                                                            securities with any maturity. However, under normal
                                                            circumstances, the Fund's average weighted maturity
                                                            will be between five and ten years.

                                                          - The Fund will sell a portfolio security when, as a
                                                            result of changes in the economy or the perform-
                                                            ance of the security or other circumstances, the
                                                            investment adviser believes that holding the se-
                                                            curity is no longer consistent with the Fund's
                                                            investment objective.



Shareholders of the Massachusetts Bond Fund should note that, although the investment goals and strategies of the Liberty Fund are generally similar to those of the Massachusetts Bond Fund, there may be some differences in the investment approach of the combined fund. In particular, the Liberty Fund may from time to time invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. In addition, the Liberty Fund's average weighted maturity under normal circumstances will be between five and ten years, whereas the Massachusetts Bond Fund's average weighted maturity will vary from time to time depending on current market and economic conditions and the adviser's assessment of probable changes in interest rates.



For more information concerning investment policies and restrictions, see each Fund's Statement of Additional Information.



5. WHAT CLASS OF LIBERTY FUND SHARES WILL I RECEIVE IF THE ACQUISITION RELATING TO MY ACQUIRED FUND OCCURS?



If you own Retail A Shares of the Massachusetts Bond Fund or Massachusetts Intermediate Bond Fund, you will receive Class T shares of the Liberty Fund. The initial sales charge will not apply to Class T shares you receive in connection with the Acquisitions. Class T shares will continue to be available for purchase after consummation of the Acquisitions by former Retail A shareholders of the Acquired Funds. Class T shares will not be sold to new investors. An initial sales charge will apply to any purchases of Class T shares of the Liberty Fund you make after consummation of the Acquisitions. If you purchased $1 million or more of Retail A Shares of an Acquired Fund within one year of the consummation of the Acquisitions and did not pay a front-end sales charge, the Class T shares you acquire in the Acquisitions will be subject to a 1% CDSC if you sell the shares within one year after you purchased your Acquired Fund Retail A Shares.


If you own Retail B Shares of the Massachusetts Bond Fund or Massachusetts Intermediate Bond Fund, you will receive Class G shares of the Liberty Fund. The CDSC applicable to your Acquired Fund Retail B Shares will apply to your redemption of Class G shares you receive in the Acquisitions. Class G shares will continue to be available for purchase after consummation of the Acquisitions by former Retail B shareholders of the Acquired Funds. Class G shares will not be sold to new investors.


If you own Trust Shares of the Massachusetts Bond Fund or Massachusetts Intermediate Bond Fund, you will receive Class Z shares of the Liberty Fund.


For more information on the characteristics of the Liberty Fund shares you will receive in comparison to the Acquired Fund shares you currently own, please see the section "Information About the Acquisitions -- Shares You Will Receive" in the "Proposal" section of this Prospectus/Proxy and Appendix D.



6.  WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITIONS?


The Acquisitions are expected to be tax-free to you for federal income tax purposes. This means that neither you nor your Acquired Fund is expected to recognize a gain or loss as a result of the Acquisitions.

Immediately prior to the Acquisitions, each Acquired Fund will declare and pay a distribution of all net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, to its shareholders.

The cost basis and holding period of your Acquired Fund shares are expected to carry over to your new shares in the Liberty Fund.

                                    PROPOSAL
        ACQUISITION OF THE GALAXY MASSACHUSETTS MUNICIPAL BOND FUND AND

             GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

                          BY THE LIBERTY MASSACHUSETTS

                        INTERMEDIATE MUNICIPAL BOND FUND



THE PROPOSAL



     Shareholders of the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund are being asked to approve the Agreement and Plan of Reorganization dated June 19, 2002, among Galaxy on behalf of the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund, Liberty V on behalf of the Liberty Fund, and Columbia. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of your Acquired Fund by the Liberty Fund under the Agreement and Plan of Reorganization.



PRINCIPAL INVESTMENT RISKS



     All of the principal risks applicable to the Funds are described in the table below. As previously noted, the Liberty Fund has the same investment goal, policies and strategies as the Massachusetts Intermediate Bond Fund. Accordingly, an investment in the Massachusetts Intermediate Bond Fund involves risks that are the same as those to which an investment in the Liberty Fund is subject. As a result, the Acquisition will not expose the shareholders of the Massachusetts Intermediate Bond Fund to any additional principal risks. However, the Acquisition will expose the shareholders of the Massachusetts Bond Fund to the following additional principal risk (capitalized term is described in the table that follows this discussion): Hedging.



PRINCIPAL RISK                                                      FUNDS SUBJECT TO RISK
--------------------------------------------------------------------------------------------------------
INTEREST RATE RISK -- The prices of debt              Massachusetts Bond Fund
securities, including municipal securities, tend
to move in the opposite direction to interest         Massachusetts Intermediate Bond Fund
rates. When rates are rising, the prices of debt
securities tend to fall. When rates are falling,      Liberty Fund
the prices of debt securities tend to rise.
Generally, the longer the time until maturity, the
more sensitive the price of a debt security is to
interest rate changes.
--------------------------------------------------------------------------------------------------------

PRINCIPAL RISK                                                      FUNDS SUBJECT TO RISK
--------------------------------------------------------------------------------------------------------
CREDIT RISK -- The value of debt securities,          Massachusetts Bond Fund
including municipal securities, also depends on
the ability of issuers to make principal and          Massachusetts Intermediate Bond Fund
interest payments. If an issuer can't meet its
payment obligations or if its credit rating is        Liberty Fund
lowered, the value of its debt securities will
fall. The debt securities which have the lowest of
the top four ratings assigned by S&P, Moody's or
another nationally recognized statistical ratings
organization have speculative characteristics.
Changes in the economy are more likely to affect
the ability of issuers of these securities to make
payments of principal and interest than is the
case with higher-rated securities. The ability of
a state or local government issuer to make
payments can be affected by many factors,
including economic conditions, the flow of tax
revenues and changes in the level of federal,
state or local aid. Some municipal obligations are
payable only from limited revenue sources or by
private entities.
--------------------------------------------------------------------------------------------------------
HEDGING RISK -- The Funds may invest in               Massachusetts Intermediate Bond Fund
derivatives, such as futures and options on
futures, to hedge against market risk. There is no    Liberty Fund
guarantee hedging will always work. It can also
prevent a Fund from making a gain if markets move
in opposite direction to the hedge. These
instruments may be leveraged so that small changes
may produce disproportionate losses to a Fund.
--------------------------------------------------------------------------------------------------------
LACK OF DIVERSIFICATION RISK -- The Funds are not     Massachusetts Bond Fund
diversified, which means that they can invest a
large percentage of their assets in a small number    Massachusetts Intermediate Bond Fund
of issuers. As a result, a change in the value of
any one investment held by a Fund may affect the      Liberty Fund
overall value of the Fund much more than it would
affect a diversified fund which holds more
investments.
--------------------------------------------------------------------------------------------------------
PREPAYMENT/EXTENSION RISK -- Changes in interest      Massachusetts Bond Fund
rates may cause certain municipal securities held
by the Funds to be paid off much sooner or later      Massachusetts Intermediate Bond Fund
than expected, which could adversely affect a
Fund's value. In the event that a security is paid    Liberty Fund
off sooner than expected because of a decline in
interest rates, a Fund may be unable to recoup all
of its initial investment and may also suffer from
having to reinvest in lower-yielding securities.
In the event of a later than expected payment
because of a rise in interest rates, the value of
the obligation will decrease and a Fund may suffer
from the inability to invest in higher-yielding
securities.
--------------------------------------------------------------------------------------------------------
SINGLE STATE RISK -- Because the Funds invest         Massachusetts Bond Fund
primarily in Massachusetts municipal securities,
they are likely to be especially susceptible to       Massachusetts Intermediate Bond Fund
economic, political and regulatory events that
affect Massachusetts.                                 Liberty Fund
--------------------------------------------------------------------------------------------------------
SELECTION OF INVESTMENTS RISK -- The investment       Massachusetts Bond Fund
adviser evaluates the risks and rewards presented
by all securities purchased by a Fund and how they    Massachusetts Intermediate Bond Fund
advance the Fund's investment objective. It's
possible, however, that these evaluations will        Liberty Fund
prove to be inaccurate.
--------------------------------------------------------------------------------------------------------



INFORMATION ABOUT THE ACQUISITIONS


  General

     Although the Galaxy Trustees are proposing that the Liberty Fund acquire each of the Acquired Funds, each proposed Acquisition is not conditioned upon the approval of the other proposed Acquisition. Accordingly, in the event that the shareholders of one Acquired Fund approve the Acquisition but the shareholders of the other Acquired Fund do not, it is expected that the approved Acquisition will, subject to the terms of the Agreement and Plan of Reorganization, take place as described below.

     Shareholders who object to the Acquisition of their Acquired Fund by the Liberty Fund will not be entitled under Massachusetts law or Galaxy's Declaration of Trust to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Acquisitions as proposed are not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisitions are consummated, shareholders will be free to redeem the shares of the Liberty Fund which they receive in the transaction at their current net asset value, less any applicable CDSC. In addition, you may redeem your Acquired Fund shares at any time prior to the consummation of the Acquisitions.

  Shares You Will Receive


     If the Acquisition of your Acquired Fund occurs and you own Retail A Shares of your Acquired Fund, you will receive Class T shares of the Liberty Fund. Class T shares will continue to be available for purchase after consummation of the Acquisitions by former Retail A shareholders of the Acquired Funds. Class T shares will not be sold to new investors. As compared to the Acquired Fund Retail A Shares you currently own, the Class T shares you receive in exchange for such shares will have the following characteristics:



     - Class T shares you receive in exchange for your Acquired Fund Retail A Shares will have an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund Retail A Shares as of the business day before the closing of the Acquisitions.



     - Class T shares are subject to the same initial sales charge as Acquired Fund Retail A Shares; however, the Class T shares you receive in exchange for your Acquired Fund Retail A Shares will not be subject to an initial sales charge.



     - If you purchased $1 million or more of Retail A Shares of an Acquired Fund within one year of the consummation of the Acquisitions, the Class T shares of the Liberty Fund you acquire in the Acquisitions will be subject to a CDSC if you sell the shares within one year after you purchased your Acquired Fund Retail A Shares. Class T share purchases aggregating $1 million to $25 million made after consummation of the Acquisitions will be subject to a 1% CDSC if they are redeemed within 18 months of purchase.


     - Class T shares are subject to the same shareholder servicing fees as Acquired Fund Retail A Shares.

     - The procedures for purchasing and redeeming your shares will be the same after the Acquisitions as they are currently.

     - Class T shares acquired in the Acquisitions may be exchanged for Class T shares or Class A shares of any other fund sold by Liberty Funds Distributor, Inc. However, once Class T shares are exchanged for Class A shares, they cannot be exchanged back into Class T shares.

     - You will have voting rights similar to those you currently have, but as a shareholder of the Liberty Fund and Liberty V.


     If the Acquisition of your Acquired Fund occurs and you own Retail B Shares of your Acquired Fund, you will receive Class G shares of the Liberty Fund. As compared to the Acquired Fund Retail B Shares you currently own, the Class G shares you receive in exchange for such shares will have the following characteristics:


     - Class G shares you receive in exchange for your Acquired Fund Retail B Shares will have an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund Retail B Shares as of the business day before the closing of the Acquisitions.

     - Class G shares are subject to a CDSC, but for purposes of determining the CDSC applicable to any redemption of Class G shares you acquire in the Acquisitions, the new shares will continue to age from the date you purchased your Acquired Fund Retail B Shares.

     - Class G shares are subject to the same distribution and service fees as Acquired Fund Retail B Shares.

     - The procedures for purchasing and redeeming your shares will be the same after the Acquisitions as they are currently.

     - Class G shares acquired in the Acquisitions may be exchanged for Class G shares or Class B shares of any other fund sold by Liberty Funds Distributor, Inc. However, once Class G shares are exchanged for Class B shares, they cannot be exchanged back into Class G shares.

     - You will have voting rights similar to those you currently have, but as a shareholder of the Liberty Fund and Liberty V.


     If the Acquisition of your Acquired Fund occurs and you own Trust Shares of your Acquired Fund, you will receive Class Z shares of the Liberty Fund. As compared to the Acquired Fund Trust Shares you currently own, the Class Z shares you receive in exchange for such shares will have the following characteristics:


     - Class Z shares you receive in exchange for your Acquired Fund Trust Shares will have an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund Trust Shares as of the business day before closing of the Acquisitions.


     - The procedures for purchasing and redeeming your shares will be similar after the Acquisitions to those you currently follow, although there will be some differences. For example, Class Z shares can be purchased and redeemed through financial advisors or directly through the Liberty Fund's distributor while Trust Shares can only be purchased and redeemed through financial institutions.



     - You will be able to exchange your Class Z shares for Class Z shares or Class A shares of any other fund sold by Liberty Funds Distributor, Inc., while your Acquired Fund Trust Shares may be exchanged for Trust Shares of another Galaxy fund or Class Z shares of any fund sold by Liberty Funds Distributor, Inc.


     - You will have voting rights similar to those you currently have, but as a shareholder of the Liberty Fund and Liberty V.


     Please see Appendix D for more information concerning similarities and differences between the various share classes of the Liberty Fund and the Acquired Funds.



     Information concerning capitalization of each of the Funds is provided below under "Capitalization."


  Reasons for the Acquisitions


     On November 1, 2001, Fleet National Bank, which is a wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"), completed its acquisition of the investment management business of Liberty Financial Companies, Inc. ("LFC"). As a result of this acquisition and subsequent organizational restructuring, FIA, the investment adviser to each Fund, along with FleetBoston's and LFC's other investment management operations, became part of Columbia, which is an indirect wholly owned subsidiary of FleetBoston. Galaxy and Liberty V are two of a number of mutual fund families constituting the Columbia Group Funds. Columbia has proposed a number of fund acquisitions and liquidations involving the Columbia Group Funds in addition to the Acquisitions described in this Prospectus/Proxy. The overall purposes of these fund acquisitions and liquidations include consolidating and rationalizing the product offerings of the Columbia Group Funds, positioning the Columbia Group Funds for improved distribution, creating larger, more efficient funds, and permitting Columbia to concentrate its portfolio management and distribution resources on a more focused group of portfolios.*


---------------


* In addition, Columbia may combine the operations of some or all of its investment advisory subsidiaries within a single legal entity. Although Columbia expects that approval of any such combination by shareholders of the Funds would not be required, Columbia would plan to notify Fund shareholders.

     The Trustees of Galaxy, including all of the Trustees who are not "interested persons" of Galaxy, and the Trustees of Liberty V, including all of the Trustees who are not "interested persons" of Liberty V, have determined that each Acquisition would be in the best interests of each Fund's shareholders and that the interests of existing shareholders in each Fund would not be diluted as a result of the Acquisition. The Trustees of Galaxy have unanimously approved each Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy.


     In proposing the Acquisitions, Columbia presented to the Galaxy Trustees, at meetings held on June 10-11, 2002 and June 17, 2002, the following reasons for the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund to enter into the Acquisitions:


     - The Acquisitions are intended to create a larger fund with an investment goal and strategies more closely aligned with Columbia's tax-exempt strategy and generally similar to those of the Massachusetts Bond Fund and the same as those of the Massachusetts Intermediate Bond Fund.


     - Based on estimated expense ratios as of March 31, 2002, shareholders of the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund are expected to experience lower net expenses.

     - The Acquisitions are intended to permit each Acquired Fund's shareholders to exchange their investment for an investment in the Liberty Fund without recognizing gain or loss for federal income tax purposes. By contrast, if an Acquired Fund shareholder were to redeem his or her shares to invest in another fund, such as the Liberty Fund, the transaction would be a taxable event for such shareholder. Similarly, if an Acquired Fund were liquidated or reorganized in a taxable transaction, the transaction would be a taxable event for the Acquired Fund's shareholders. After the Acquisitions, shareholders may redeem any or all of their Liberty Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

     The Galaxy Trustees considered that shareholders of an Acquired Fund who do not want to become shareholders of the Liberty Fund, whether because they wish to realize an unrealized loss on their shares or otherwise, could redeem their shares in the Acquired Fund prior to the Acquisitions.

     In addition, the Trustees considered the relative Fund performance results set forth below under "Performance Information." No assurance can be given that the Liberty Fund will achieve any particular level of performance after the Acquisitions.

  Terms of the Agreement and Plan of Reorganization


     If approved by the shareholders of each Acquired Fund, the Acquisitions of the Massachusetts Intermediate Bond Fund and Massachusetts Bond Fund are expected to occur on or around November 22, 2002 and December 6, 2002, respectively, or such other dates as the parties may agree. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy for your review. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:


     - Each Acquired Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Liberty Fund in exchange for shares of a similar class of the Liberty Fund** with an aggregate net asset value equal to the net value of the transferred assets and liabilities.


     - The Acquisitions will occur on the next business day after the time when the assets of each Fund are valued for purposes of the Acquisitions.


     - The shares of each class of the Liberty Fund received by each Acquired Fund will be distributed to each Acquired Fund's respective shareholders of the corresponding class pro rata in accordance with

---------------


** Retail A shareholders of the Acquired Funds will receive Class T shares of the Liberty Fund, Retail B shareholders of the Acquired Funds will receive Class G shares of the Liberty Fund and Trust shareholders of the Acquired Funds will receive Class Z shares of the Liberty Fund, in each case as discussed under the section "Information About the Acquisitions -- Shares You Will Receive" in the "Proposal" section of this Proxy/Prospectus.

   their percentage ownership of such class of such Acquired Fund in full liquidation of such Acquired Fund.

     - After the Acquisitions, each Acquired Fund will be terminated, and its affairs will be wound up in an orderly fashion.


     - Each Acquisition requires approval by the respective Acquired Fund's shareholders and satisfaction of a number of other conditions. Each Acquisition may be terminated at any time with the approval of the Trustees of both Galaxy and Liberty V or, under certain conditions, by either Galaxy or Liberty V.



  Capitalization



     The following table shows on an unaudited basis the capitalization of each of the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of both Acquired Funds by the Liberty Fund at net asset value as of that date.



                                                                      MASSACHUSETTS    LIBERTY FUND
                                                      MASSACHUSETTS   INTERMEDIATE      PRO FORMA
                                                        BOND FUND      BOND FUND+     COMBINED(1)(2)
                                                      -------------   -------------   --------------
Retail A and Class T(3)
Net asset value.....................................   $31,306,724    $ 59,038,571     $ 90,345,295
Shares outstanding..................................     2,973,432       5,588,805        8,553,457
Net asset value per share...........................   $     10.53    $      10.56     $      10.56

Retail B and Class G(3)
Net asset value.....................................   $   373,342    $  1,144,608     $  1,517,950
Shares outstanding..................................        35,458         108,350          143,704
Net asset value per share...........................   $     10.53    $      10.56     $      10.56

Trust and Class Z(3)
Net asset value.....................................   $82,427,020    $201,217,237     $283,644,257
Shares outstanding..................................     7,828,256      19,047,486       26,853,075
Net asset value per share...........................   $     10.53    $      10.56     $      10.56


---------------

 + The Massachusetts Intermediate Bond Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisitions were consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of the existing shares of the Massachusetts Intermediate Bond Fund on May 31, 2002. As of May 31, 2002, there were no Class T, Class G or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisitions.



(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Acquired Funds and Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund pro forma combined.

     The following table shows on an unaudited basis the capitalization of the Massachusetts Bond Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Massachusetts Bond Fund, but not the Massachusetts Intermediate Bond Fund, by the Liberty Fund at net asset value as of that date.



                                                                               LIBERTY FUND
                                                              MASSACHUSETTS     PRO FORMA
                                                               BOND FUND+     COMBINED(1)(2)
                                                              -------------   --------------

Retail A and Class T(3)
Net asset value.............................................   $31,306,724      $31,306,724
Shares outstanding..........................................     2,973,432        2,973,432
Net asset value per share...................................   $     10.53      $     10.53

Retail B and Class G(3)
Net asset value.............................................   $   373,342      $   373,342
Shares outstanding..........................................        35,458           35,458
Net asset value per share...................................   $     10.53      $     10.53

Trust and Class Z(3)
Net asset value.............................................   $82,427,020      $82,427,020
Shares outstanding..........................................     7,828,256        7,828,256
Net asset value per share...................................   $     10.53      $     10.53


---------------

 + If the Massachusetts Intermediate Bond Fund shareholders do not approve its Acquisition, the Massachusetts Bond Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisition was consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of the Massachusetts Bond Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of the existing shares of the Massachusetts Bond Fund on May 31, 2002. As of May 31, 2002, there were no Class T, Class G or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Massachusetts Bond Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition.



(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Massachusetts Bond Fund and Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund pro forma combined.

     The following table shows on an unaudited basis the capitalization of the Massachusetts Intermediate Bond Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Massachusetts Intermediate Bond Fund, but not the Massachusetts Bond Fund, by the Liberty Fund at net asset value as of that date.



                                                              MASSACHUSETTS    LIBERTY FUND
                                                              INTERMEDIATE      PRO FORMA
                                                               BOND FUND+     COMBINED(1)(2)
                                                              -------------   --------------

Retail A and Class T(3)
Net asset value.............................................  $ 59,038,571     $ 59,038,571
Shares outstanding..........................................     5,588,805        5,588,805
Net asset value per share...................................  $      10.56     $      10.56

Retail B and Class G(3)
Net asset value.............................................  $  1,144,608     $  1,144,608
Shares outstanding..........................................       108,350          108,350
Net asset value per share...................................  $      10.56     $      10.56

Trust and Class Z(3)
Net asset value.............................................  $201,217,237     $201,217,237
Shares outstanding..........................................    19,047,486       19,047,486
Net asset value per share...................................  $      10.56     $      10.56


---------------

 + The Massachusetts Intermediate Bond Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisition was consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of the Massachusetts Intermediate Bond Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of the existing shares of the Massachusetts Intermediate Bond Fund on May 31, 2002. As of May 31, 2002, there were no Class T, Class G or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Massachusetts Intermediate Bond Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition.



(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Massachusetts Intermediate Bond Fund and Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund pro forma combined.



  Financial Highlights of the Massachusetts Intermediate Bond Fund



     The Massachusetts Intermediate Bond Fund will be the accounting survivor for the Liberty Fund for financial statement purposes. The financial highlights tables that follow will help you understand the financial performance for the Massachusetts Intermediate Bond Fund for the past five years (or the period since a particular class of shares was first offered). Certain information reflects the performance of a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in shares of the Massachusetts Intermediate Bond Fund, assuming all dividends and distributions were reinvested. The information for the fiscal year or period ended October 31, 2001 and 2000 has been audited by Ernst & Young, LLP, independent auditors. The information for the fiscal years ended May 31, 2000, 1999, 1998 and 1997 was audited by the former independent accountants for the Massachusetts Intermediate Municipal Bond Fund of the Boston 1784 Funds, the predecessor to the Massachusetts Intermediate Bond Fund. The information for the six month period ended April 30, 2002 is unaudited.

             GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND*


                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                RETAIL A SHARES



                                                                              YEAR
                                                          SIX MONTHS          ENDED       PERIOD ENDED
                                                        ENDED APRIL 30,    OCTOBER 31,    OCTOBER 31,
                                                             2002             2001          2000(1)
                                                        ---------------    -----------    ------------
                                                          (UNAUDITED)
Net asset value, beginning of period..................      $ 10.67          $ 10.18         $10.00
                                                            -------          -------         ------
Income from investment operations:
  Net investment income(2)............................         0.20             0.42           0.15(3)
Net realized and unrealized gain (loss) on
  investments.........................................        (0.12)            0.49           0.18
                                                            -------          -------         ------
Total from investment operations......................         0.08             0.91           0.33
                                                            -------          -------         ------
Less distributions:
  Distributions from net investment income............        (0.20)           (0.42)         (0.15)
                                                            -------          -------         ------
Total distributions...................................        (0.20)           (0.42)         (0.15)
                                                            -------          -------         ------
Net increase (decrease) in net asset value............        (0.12)            0.49           0.18
                                                            -------          -------         ------
Net asset value, end of period........................      $ 10.55          $ 10.67         $10.18
                                                            =======          =======         ======
Total return(4).......................................      $  0.77%(5)         9.05%          3.36%(5)
Ratios/supplemental data:
  Net assets, end of period (in 000s).................      $60,139          $57,071         $1,345
Ratios to average net assets:
  Net investment income (loss) including
     reimbursement/ waiver............................         3.82%(6)         3.98%          4.20%(6)
  Operating expenses including reimbursement/waiver...         0.86%(6)         0.91%          0.93%(6)
  Operating expenses excluding reimbursement/waiver...         1.06%(6)         1.09%          1.09%(6)
Portfolio turnover rate...............................            4%(5)           54%            20%(5)


---------------

 * The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. On June 26, 2001, BKB Shares converted into Retail A Shares.



(1) The Fund began offering Retail A Shares on June 26, 2000.



(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2002 (unaudited), the year ended October 31, 2001 and the period ended October 31, 2000 was $0.19, $0.40 and $0.15(3) respectively.



(3) The selected per share data was calculated using the weighted average shares outstanding method for the year.



(4) Calculation does not include the effect of any sales charges for Retail A Shares.



(5) Not Annualized.



(6) Annualized.

             GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND


                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                RETAIL B SHARES



                                                                SIX MONTHS       YEAR ENDED
                                                              ENDED APRIL 30,    OCTOBER 31,
                                                                   2002            2001(1)
                                                              ---------------    -----------
                                                                (UNAUDITED)
Net asset value, beginning of period........................      $10.67           $10.44
                                                                  ------           ------
Income from investment operations:
  Net investment income(2)..................................        0.16             0.22
Net realized and unrealized gain (loss) on investments......       (0.12)            0.23
                                                                  ------           ------
Total from investment operations............................        0.04             0.45
                                                                  ------           ------
Less distributions:
  Distributions from net investment income..................       (0.16)           (0.22)
                                                                  ------           ------
Total distributions.........................................       (0.16)           (0.22)
                                                                  ------           ------
Net increase (decrease) in net asset value..................       (0.12)            0.23
                                                                  ------           ------
Net asset value, end of period..............................      $10.55           $10.67
                                                                  ======           ======
Total return(3).............................................        0.44%(4)         4.41%(4)
Ratios/supplemental data:
  Net assets, end of period (in 000s).......................      $1,143           $  653
Ratios to average net assets:
  Net investment income including reimbursement/waiver......        3.17%(5)         3.33%(5)
  Operating expenses including reimbursement/waiver.........        1.51%(5)         1.56%(5)
  Operating expenses excluding reimbursement/waiver.........        1.72%(5)         1.74%(5)
Portfolio turnover rate.....................................           4%(4)           54%(5)


---------------

(1) The Fund began issuing Retail B Shares on March 1, 2001.



(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the six months ended April 30, 2002 (unaudited) and the period ended October 31, 2001 was $0.15 and $0.21, respectively.



(3) Calculation does not include the effect of any sales charges for Retail B Shares.



(4) Not Annualized.



(5) Annualized.

             GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND*


                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                  TRUST SHARES



                                     SIX MONTHS
                                        ENDED      YEAR ENDED    PERIOD ENDED                YEARS ENDED MAY 31,
                                      APRIL 30,    OCTOBER 31,    OCTOBER 31,     -----------------------------------------
                                        2002          2001           2000           2000       1999       1998       1997
                                     -----------   -----------   -------------    --------   --------   --------   --------
                                     (UNAUDITED)
Net asset value, beginning of
  period...........................   $  10.67      $  10.18       $   9.78       $  10.39   $  10.42   $  10.01   $   9.78
                                      --------      --------       --------       --------   --------   --------   --------
Income from investment operations:
  Net investment income(1).........       0.21          0.43           0.18(2)        0.45       0.45       0.47       0.47
                                      --------      --------       --------       --------   --------   --------   --------
  Net realized and unrealized gain
    (loss) on investments..........      (0.12)         0.49           0.40          (0.61)     (0.03)      0.41       0.23
                                      --------      --------       --------       --------   --------   --------   --------
Total from investment operations...       0.09          0.92           0.58          (0.16)      0.42       0.88       0.70
                                      --------      --------       --------       --------   --------   --------   --------
Less distributions:
  Distributions from net investment
    income.........................      (0.21)        (0.43)         (0.18)         (0.45)     (0.45)     (0.47)     (0.47)
                                      --------      --------       --------       --------   --------   --------   --------
Total distributions................      (0.21)        (0.43)         (0.18)         (0.45)     (0.45)     (0.47)     (0.47)
                                      --------      --------       --------       --------   --------   --------   --------
Net increase (decrease) in net
  asset value......................      (0.12)         0.49           0.40          (0.61)     (0.03)      0.41       0.23
                                      --------      --------       --------       --------   --------   --------   --------
Net asset value, end of period.....   $  10.55      $  10.67       $  10.18       $   9.78   $  10.39   $  10.42   $  10.01
                                      ========      ========       ========       ========   ========   ========   ========
Total return.......................       0.85%(3)      9.24%          5.99%(3)      (1.51)%     4.10%      8.91%      7.30%
Ratios/supplemental data:
  Net assets, end of period (in
    000s)..........................   $202,285      $191,129       $176,306       $231,140   $267,871   $206,137   $147,459
Ratios to average net assets:
  Net investment income (loss)
    including
    reimbursement/waiver...........       3.99%(4)      4.15%          4.36%(4)       4.52%      4.32%      4.54%      4.74%
  Operating expenses including
    reimbursement/waiver...........       0.69%(4)      0.74%          0.77%(4)       0.80%      0.80%      0.80%      0.79%
  Operating expenses excluding
    reimbursement/waiver...........       0.89%(4)      0.90%          0.92%(4)       1.12%      1.12%      1.14%      1.18%
Portfolio turnover rate............          4%(3)        54%            20%(3)         11%         9%         6%         9%


---------------

 * The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. On June 26, 2001, BKB Shares converted into Retail A Shares.



(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares the six months ended April 30, 2002 (unaudited), the year ended October 31, 2001, and the period ended October 31, 2000 was $0.20, $0.42 and $0.18(2), respectively.



(2) The selected per share data was calculated using the weighted average shares outstanding method for the year.



(3) Not Annualized.



(4) Annualized.


  Federal Income Tax Consequences


     Each Acquisition is intended to be a tax-free reorganization. Ropes & Gray has delivered to each Acquired Fund and the Liberty Fund an opinion, and the closing of each Acquisition will be conditioned on receipt of a letter from Ropes & Gray, Liberty V's counsel, confirming such opinion, to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), although not entirely free from doubt, for federal income tax purposes:

     - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the relevant Acquired Fund or the shareholders of such Acquired Fund as a result of either Acquisition;

     - under Section 358 of the Code, the tax basis of the Liberty Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Massachusetts Bond Fund or Massachusetts Intermediate Bond Fund shares exchanged therefor, as applicable;

     - under Section 1223(1) of the Code, your holding period for the Liberty Fund shares you receive will include the holding period for your Massachusetts Bond Fund or Massachusetts Intermediate Bond Fund shares exchanged therefor, as applicable, if you hold your shares as a capital asset;

     - under Section 1032 of the Code, no gain or loss will be recognized by the Liberty Fund as a result of the relevant Acquisition;

     - under Section 362(b) of the Code, the Liberty Fund's tax basis in the assets that the Liberty Fund receives from the relevant Acquired Fund will be the same as such Acquired Fund's basis in such assets; and

     - under Section 1223(2) of the Code, the Liberty Fund's holding period in such assets will include the relevant Acquired Fund's holding period in such assets.


     The opinion is, and the confirmation letter will be, based on certain factual certifications made by officers of Galaxy and Liberty V. No opinion or confirmation letter is a guarantee that the tax consequences of the relevant Acquisition will be as described above.



     Prior to the closing of each Acquisition, the relevant Acquired Fund will distribute to its shareholders all of its respective net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, that have not previously been distributed to shareholders. Such distributions will be taxable to shareholders.


     A substantial portion of the portfolio assets of the Massachusetts Bond Fund may be sold in connection with the Acquisitions. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Massachusetts Bond Fund's basis in such assets. Any net capital gains recognized in these sales not offset by capital loss carryforwards will be distributed to the Massachusetts Bond Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.


     The Liberty Fund's ability to carry forward the realized capital losses of an Acquired Fund and use them to offset its own future gains may be limited. First, one Fund's capital losses cannot be used to offset non-de minimis net pre-Acquisition "built-in" gains of any other Fund for five tax years. Second, a portion of an Acquired Fund's capital losses may become unavailable for use by the Liberty Fund to offset any gains at all. Third, capital losses that do remain available to the Liberty Fund will offset capital gains realized after the Acquisitions and thus will reduce distributions to a broader group of shareholders than would have been the case absent such Acquisitions. Therefore, in certain circumstances, former shareholders of an Acquired Fund may pay more taxes, or pay taxes sooner, than they would had the Acquisitions not occurred.



     As of May 31, 2002, the Massachusetts Intermediate Bond Fund had approximately $2 million in realized capital losses, including current-year losses and net of current-year gains, and had approximately $11 million in pre-Acquisition "built-in" gains. As of the same date, the Massachusetts Bond Fund had approximately $1 million in realized capital losses, including current-year losses and net of current-year gains, and had de minimis pre-Acquisition "built-in" gains.



     If the Acquisitions had occurred on May 31, 2002, there would have been no material limitation on the use of losses by the Liberty Fund.

     This description of the federal income tax consequences of the Acquisitions does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

  Performance Information


     The charts below show the percentage gain or loss for Trust Shares of the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund in each calendar year since they commenced operations. They should give you a general idea of how each Acquired Fund's returns have varied from year to year. The charts include the effects of expenses for Trust Shares. Returns for Retail A Shares and Retail B Shares were lower than the returns shown because they have higher expenses than Trust Shares. In addition, returns for Retail A Shares and Retail B Shares would be even lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower.


     Additional discussion of the manner of calculation of total return is contained in each Acquired Fund's Prospectus and Statement of Additional Information.


                            MASSACHUSETTS BOND FUND


                                  TRUST SHARES


[BAR CHART]            NUMBERS IN COLUMNS ARE PERCENTAGES

                                                                 MASSACHUSETTS BOND FUND TRUST SHARES
                                                                 ------------------------------------
1994                                                                             -7.71
1995                                                                             17.40
1996                                                                              3.26
1997                                                                              9.09
1998                                                                              5.83
1999                                                                             -3.52
2000                                                                             12.14
2001                                                                              3.58


The Fund's year-to-date total return through June 30, 2002, was 4.80%.

For period shown in bar chart:

Best quarter: 1st quarter 1995, +7.52%

Worst quarter: 1st quarter 1994, -7.14%

                      MASSACHUSETTS INTERMEDIATE BOND FUND


                                  TRUST SHARES


[BAR CHART]            NUMBERS IN COLUMNS ARE PERCENTAGES

                                                              MASSACHUSETTS INTERMEDIATE BOND FUND TRUST
                                                                                SHARES
                                                              ------------------------------------------
1994                                                                             -5.45
1995                                                                             13.77
1996                                                                              3.32
1997                                                                              8.89
1998                                                                              5.91
1999                                                                             -2.16
2000                                                                              9.94
2001                                                                              4.67


The Fund's year-to-date total return through June 30, 2002, was 4.44%.

For period shown in bar chart:

Best quarter: 1st quarter 1995, +5.45%


Worst quarter: 1st quarter 1994, -5.17%


     The following tables list the average annual total returns for Retail A, Retail B and Trust Shares of the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund for the one-year, five-year and life-of-the-fund periods ended December 31, 2001 (including applicable sales charges). These tables are intended to provide you with some indication of the risks of investing in the Acquired Funds. At the bottom of each table, you can compare each Acquired Fund's performance with a broad-based market index.

     After-tax returns are shown for Trust Shares only. After-tax returns for Retail A Shares and Retail B Shares will differ. After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


MASSACHUSETTS BOND FUND(1)



                                                          INCEPTION                      LIFE OF
                                                            DATE      1 YEAR   5 YEARS   THE FUND
Trust Shares (%)                                           3/12/93
  Return Before Taxes                                                   3.58    5.29       5.07
  Return After Taxes on Distributions                                   3.58    5.29       5.07
  Return After Taxes on Distributions and Sale of Fund
     Shares                                                             3.87    5.17       5.00
-------------------------------------------------------------------------------------------------
Retail A Shares (%)(2)                                     3/12/93
  Return Before Taxes                                                  -1.52    4.09       4.34
-------------------------------------------------------------------------------------------------
Retail B Shares (%)(3)                                     3/12/93
  Return Before Taxes                                                  -2.17    4.49       4.85
-------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (%) (reflects no
deduction for fees, expenses or taxes)                         N/A      5.13    5.98       5.95(4)


---------------
(1) The Massachusetts Bond Fund's returns are compared to the Lehman Brothers Municipal Bond Index (the "Lehman Index"), an unmanaged index that tracks the performance of municipal bonds. Unlike the Massachusetts Bond Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. Securities in the Massachusetts Bond Fund may not match those in the Lehman Index. It is not possible to invest directly in indices.

(2) The performance of Retail A Shares of the Fund for the periods prior to January 1, 2001 has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.


(3) The performance shown represents the average annual total returns before taxes for Retail A Shares of the Massachusetts Bond Fund which have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B

    Shares within seven years of the date of purchase. The returns do not include the effect of the front-end sales charge payable on purchases of Retail A Shares. Because total fund operating expenses for Retail B Shares (including distribution and service (12b-1) fees at an annual rate of 0.80% of Retail B Share assets) are higher than for Retail A Shares, average annual total returns for Retail B Shares were lower.


(4) Index performance information is from February 28, 1993 to December 31,
    2001.


MASSACHUSETTS INTERMEDIATE BOND FUND(1)



                                                          INCEPTION                      LIFE OF
                                                            DATE      1 YEAR   5 YEARS   THE FUND
Trust Shares (%)                                           6/14/93
  Return Before Taxes                                                   4.67    5.36       5.20
  Return After Taxes on Distributions                                   4.67    5.36       5.20
  Return After Taxes on Distributions and Sale of Fund
     Shares                                                             4.50    5.21       5.11
-------------------------------------------------------------------------------------------------
Retail A Shares (%)(2)                                     6/26/00
  Return Before Taxes                                                  -0.50     N/A       3.60
-------------------------------------------------------------------------------------------------
Retail B Shares (%)(3)                                     6/26/00
  Return Before Taxes                                                  -1.14     N/A       3.99
-------------------------------------------------------------------------------------------------
Lehman 3-15 Year Blend Municipal Bond Index (%)                N/A                       5.77(4)
(reflects no deduction for fees, expenses or taxes)                     5.29    5.83     7.53(5)


---------------
(1) The Massachusetts Intermediate Bond Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index (the "Lehman Blend Index"), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Massachusetts Intermediate Bond Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. Securities in the Massachusetts Intermediate Bond Fund may not match those in the Lehman Blend Index. It is not possible to invest directly in indices.

(2) The performance of Retail A Shares of the Fund for the periods prior to January 1, 2001 has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(3) The performance shown represents the average annual total returns before taxes for Retail A Shares of the Massachusetts Intermediate Bond Fund which have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares within seven years of the date of purchase. The returns do not include the effect of the front-end sales charge payable on purchases of Retail A Shares. Because total fund operating expenses for Retail B Shares (including distribution and service (12b-1) fees at an annual rate of 0.80% of Retail B Share assets) are higher than for Retail A Shares, average annual total returns for Retail B Shares were lower.

(4) Index performance information is from June 30, 1993 to December 31, 2001.

(5) Index performance information is from June 30, 2000 to December 31, 2001.


THE GALAXY TRUSTEES UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.


  Required Vote for the Proposal


     Approval of the Agreement and Plan of Reorganization dated June 19, 2002, among Galaxy on behalf of the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund, Liberty V on behalf of the Liberty Fund, and Columbia will require the affirmative vote of a majority of the outstanding shares of each of the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund, voting separately with respect to the Acquisition of each such Fund. With respect to the approval of the Agreement and Plan of Reorganization, the term "majority of the outstanding shares" of an Acquired Fund means more than 50% of the outstanding shares of the Acquired Fund. A vote of the shareholders of the Liberty Fund is not needed to approve the Acquisitions.

                                    GENERAL


VOTING INFORMATION



     The Galaxy Trustees are soliciting proxies from the shareholders of the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund in connection with the Meeting, which has been called to be held at 2:00 p.m. Eastern Time on October 18, 2002, at Galaxy's offices, One Financial Center, Boston Massachusetts 02111-2621. The Meeting notice, this Prospectus/Proxy and proxy inserts are being mailed to shareholders beginning on or about August 26, 2002.


  Information About Proxies and the Conduct of the Meeting


     Solicitation of Proxies. Proxies will be solicited primarily by mailing this Prospectus/Proxy and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of Galaxy or by employees or agents of its service contractors. In addition, PROXY ADVANTAGE, a division of PFPC, Inc., has been engaged to assist in the solicitation of proxies, at an estimated cost of $902 and $1,398 for the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund, respectively, which will be paid by Columbia as noted below.



     Voting Process.


     You can vote in any one of the following ways:

     (a) By mail, by filling out and returning the enclosed proxy card;

     (b) By phone or Internet (see enclosed proxy insert for instructions); or

     (c) In person at the Meeting.

     Shareholders who owned shares on the record date, August 2, 2002, are entitled to vote at the Meeting. For each full share of your Acquired Fund that you hold, you are entitled to one vote and for each fractional share you hold, you are entitled to a proportionate fractional vote. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy insert. Either owner of a joint account may sign the proxy insert, but the signer's name must exactly match the name that appears on the card.


     Costs. Except for fees for registering and qualifying shares to be issued in the Acquisitions which will be borne by the Liberty Fund, the estimated costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisitions will be borne by Columbia.


     Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of the Proposal. You can revoke your proxy at any time before it is exercised by sending a signed, written letter of revocation to the Secretary of Galaxy, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.


     Votes cast in person or by proxy at the Meeting will be counted by persons appointed by each Acquired Fund at the Meeting. A quorum is constituted with respect to an Acquired Fund by presence in person or by proxy of the holders of more than 50% of the outstanding shares of the Acquired Fund entitled to vote at the Meeting. In determining whether a quorum is present, abstentions and "broker non-votes" will be treated as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of the Proposal, these shares will have the same effect as if they cast votes against the Proposal. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and
(ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.


     Adviser and Underwriter. The address of each Fund's investment adviser is Fleet Investment Advisors Inc., 100 Federal Street, Boston, Massachusetts 02110. FIA was established in 1984. FIA also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of June 30, 2002, FIA managed over $89 billion in assets. During the fiscal year ended October 31, 2001, the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund paid FIA advisory fees at an annual rate of 0.44% and 0.59%, respectively, as a percentage of each Acquired Fund's average net assets.


     FIA is part of the larger Columbia organization, which is a wholly owned subsidiary of FleetBoston and includes several other separate legal entities. The legal entities comprising Columbia are managed by a single management team. These entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Funds.

     The address of each Fund's principal underwriter, Liberty Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111-2621.


     Other Service Providers for the Liberty Fund and the Acquired Funds. In some cases, the Liberty Fund and the Acquired Funds have different service providers. Upon completion of the Acquisitions, the Liberty Fund will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar. Following are the names and addresses of certain service providers for the Liberty Fund and the Acquired Funds.



                                        LIBERTY FUND                       ACQUIRED FUNDS
                              ---------------------------------   ---------------------------------
Administrator...............  Colonial Management Associates,     Fleet Investment Advisors Inc.
                              Inc.                                100 Federal Street
                              One Financial Center                Boston, MA 02110
                              Boston, MA 02111

Fund Accountant.............  Colonial Management Associates,     Colonial Management Associates,
                              Inc.                                Inc.
                              One Financial Center                One Financial Center
                              Boston, MA 02111                    Boston, MA 02111

Sub-Administrator/ Sub-Fund
Accountant..................  None                                PFPC Inc.
                                                                  4400 Computer Drive
                                                                  Westborough, MA 01581-5108

Transfer Agent..............  Liberty Funds Services, Inc.        Liberty Funds Services, Inc.
                              P.O. Box 8081                       P.O. Box 8081
                              Boston, MA 02266-8081               Boston, MA 02266-8081

Custodian...................  State Street Bank & Trust Company   JPMorgan Chase Bank
                              225 Franklin Street                 270 Park Avenue
                              Boston, MA 02101                    New York, NY 10017-2070

Independent Auditors........  PricewaterhouseCoopers LLP          Ernst & Young LLP
                              160 Federal Street                  200 Clarendon Street
                              Boston, MA 02110-2624               Boston, MA 02116



     Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy lists the total number of shares outstanding as of August 2, 2002, for each class of each Acquired Fund entitled to vote at the Meeting. It also identifies holders of more than 5% or 25% of any class of shares of each Acquired Fund, and contains information about the executive officers and Trustees of Galaxy and their shareholdings in the Acquired Funds and in Galaxy and about the executive officers and Trustees of Liberty V and their shareholdings in Liberty V.



     Adjournments; Other Business. In the event that a quorum is not present at the Meeting with respect to a particular Acquired Fund, or if either Acquired Fund has not received enough votes by the time of the Meeting to approve the Proposal, the persons named as proxies (the "Designees"), or their substitutes, may propose that such Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of such Acquired Fund that are present in person or by proxy when the adjournment is being voted on. If a quorum is present, the Designees will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the Proposal and the Designees will vote against any such adjournment any proxy that directs them to vote against the Proposal. They will not vote any proxy that directs them to abstain from voting on the Proposal.


     At the record date for the Meeting, affiliates of Columbia owned of record with discretion to vote approximately 69% and 72% of the outstanding shares of the Massachusetts Bond Fund and Massachusetts Intermediate Bond Fund, respectively, as trustee or agent for their respective customers. The agreements with these affiliates of Columbia governing the accounts of beneficial owners of shares of the Acquired Funds generally provide the affiliates with the discretion to vote all shares held by them of record. The affiliates of Columbia have informed Galaxy that they may vote such shares themselves in their capacity as fiduciaries and that they have engaged an independent third party to evaluate the Proposal and make a recommendation as to how to vote the shares.


     The Meeting has been called to transact any business that properly comes before it. The only business that management of each Acquired Fund intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the Designees intend to vote the proxies in accordance with their judgment, unless the Secretary of Galaxy has previously received written contrary instructions from the shareholder entitled to vote the shares.


     Shareholder Proposals at Future Meetings. Neither Galaxy nor Liberty V holds annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of any fund or either Galaxy or Liberty V must be received by the relevant fund in writing a reasonable time before Galaxy or Liberty V, as the case may be, solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the relevant fund, care of, as applicable, The Galaxy Fund, Attention: Secretary, or Liberty Funds Trust V,
Attention: Secretary, in each case at One Financial Center, Boston, Massachusetts 02111-2621.

                                                                      APPENDIX A


                      AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of June 19, 2002, is by and among The Galaxy Fund (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated March 31, 1986, as amended, on behalf of each of the Galaxy Massachusetts Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund (each, an "Acquired Fund"), separate series of the Trust, Liberty Funds Trust V (the "Acquiring Trust"), a Massachusetts business trust established under a Declaration of Trust dated March 14, 1985, as amended, on behalf of the Liberty Massachusetts Intermediate Municipal Bond Fund (the "Acquiring Fund"), a series of the Acquiring Trust, and Columbia Management Group, Inc. ("Columbia").


     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The parties hereto agree that the reorganization described in this Agreement (the "Reorganization") shall be effected separately with respect to each Acquired Fund, and that each Acquired Fund shall be subject separately to the terms and conditions of this Agreement, and that completion of the Reorganization if approved by the shareholders of one Acquired Fund shall not be conditioned upon approval or completion of the Reorganization with respect to the other Acquired Fund.

     If the Reorganization is approved by the Retail A, Retail B and Trust shareholders of an Acquired Fund voting together as a single class, the Reorganization will consist of the transfer of all of the assets of such Acquired Fund in exchange for Class T shares, Class G shares and Class Z shares of beneficial interest of the Acquiring Fund ("Acquisition Shares") and the assumption by the Acquiring Fund of the liabilities of such Acquired Fund (other than certain expenses of the Reorganization contemplated hereby) and the distribution of such Acquisition Shares to the shareholders of such Acquired Fund in liquidation of such Acquired Fund, all upon the terms and conditions set forth in this Agreement.

     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUNDS IN EXCHANGE FOR ACQUISITION SHARES AND ASSUMPTION OF LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUNDS.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

        (a) The Trust, on behalf of each Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of each Acquired Fund as set forth in paragraph 1.2;

        (b) The Acquiring Fund will assume all of each Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of the Reorganization contemplated hereby to be paid by Columbia pursuant to paragraph
             9.2 shall not be assumed or paid by the Acquiring Fund; and

        (c) The Acquiring Fund will issue and deliver to each Acquired Fund in exchange for such assets the number of Acquisition Shares (including fractional shares, if any) determined by dividing the net asset value of each Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquisition Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of each Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by each Acquired Fund on the closing date provided in paragraph
         3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of each Acquired Fund on the Closing Date.

     1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), each Acquired Fund will liquidate and distribute pro rata to its Retail A, Retail B and Trust shareholders of record ("Acquired Fund Shareholders") determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquisition Shares received by each Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of each Acquired Fund on the books of the Acquiring Fund to the applicable open accounts on the share records of the Acquiring Fund in the names of the applicable Acquired Fund Shareholders and representing the respective pro rata number of Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquisition Shares in connection with such exchange. The Acquisition Shares distributed pursuant to this paragraph to holders of Retail A, Retail B and Trust shares of each Acquired Fund shall consist of Class T, Class G and Class Z shares, respectively, of the Acquiring Fund.

     1.4 With respect to Acquisition Shares distributable pursuant to paragraph
         1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquisition Share certificates therefor, exchange such Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

     1.5 After the Closing Date, each Acquired Fund shall not conduct any business except in connection with its liquidation.

2. VALUATION.

     2.1 For the purpose of paragraph 1, the value of each Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund (collectively, as amended or supplemented from time to time, the "Acquiring Fund Prospectus"), and shall be certified by an Acquired Fund.

     2.2 For the purpose of paragraph 2.1, the net asset value of an Acquisition Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the Acquiring Fund Prospectus.

3. CLOSING AND CLOSING DATE.


     3.1 The Closing Date shall be on November 22, 2002, for the Galaxy Massachusetts Intermediate Municipal Bond Fund, and December 6, 2002, for the Galaxy Massachusetts Municipal Bond Fund, or on such other dates as the parties may agree in writing. Each Closing shall be held at 9:00 a.m. at Columbia's offices, One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree. The terms Closing Date and Closing as used in this Agreement shall refer to the Closing Date and Closing for the applicable Acquired Fund as described in this paragraph 3.1.

     3.2 The portfolio securities of an Acquired Fund shall be made available by the Acquired Fund to State Street Bank & Trust Company, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all of an Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act"), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "State Street Bank & Trust Company, custodian for Liberty Massachusetts Intermediate Municipal Bond Fund."


     3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or
         (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of an Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Trust upon the giving of written notice to the other party.

     3.4 At the Closing, each Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of an Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Vice President, Secretary or Assistant Secretary of the Trust. The Acquiring Trust will provide to each Acquired Fund evidence satisfactory to the Acquired Fund that the Acquisition Shares issuable pursuant to paragraph 1.1 have been credited to such Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust will provide to an Acquired Fund evidence satisfactory to the Acquired Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

     3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4. REPRESENTATIONS AND WARRANTIES.

     4.1 The Trust, on behalf of each Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:

        (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

        (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and each Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

        (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or Code of Regulations or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which either Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to either Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from either Acquired Fund;

        (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against either Acquired Fund, any of their properties or assets, or any person whom an Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. Neither Acquired Fund knows of any facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;


        (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments at, as of and for the two years ended October 31, 2001, of each Acquired Fund, audited by Ernst & Young LLP, and the statement of assets and liabilities, the statement of changes in net assets and the schedule of investments for the six months ended April 30, 2002, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of each Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and neither Acquired Fund has any known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since April 30, 2002;



        (g) Since April 30, 2002, there has not been any material adverse change in either Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by either Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;


        (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Funds required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of each Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

        (i) For all taxable years and all applicable quarters of such years from the date of its inception, each Acquired Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor either Acquired Fund has at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. Each Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of each Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. Each Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

        (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, with a par value of $.001 per share, of multiple series and classes. All issued and outstanding shares of each Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquired Fund's then current prospectus or prospectuses or statement or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus")) by the Trust and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Retail B Shares which convert to Retail A Shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into any shares of beneficial interest of the Acquired Funds are outstanding and none will be outstanding on the Closing Date;

        (k) Each Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

        (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of each Acquired Fund, this Agreement will constitute the valid and binding obligation of each Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (m) The Acquisition Shares to be issued to an Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

        (n) The information provided by each Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph
             5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations as applicable thereto;

        (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by either Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or "Blue Sky" laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);


        (p) At the Closing Date, the Trust, on behalf of each Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean each Acquired Fund's investments shown on the schedule of its investments as of April 30, 2002, referred to in subparagraph 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date;


        (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and



        (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.



     4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Trust and to each Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:


        (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

        (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

        (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

        (d) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund, any of its properties or assets or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

        (f) The Acquiring Fund has had no operations other than in connection with its organization and the transactions contemplated by this Agreement;

        (g) During its first fiscal year of operation and all applicable quarters of such year and for each fiscal year thereafter, the Acquiring Fund intends to meet the requirements of Subchapter M of the Code for qualification as a regulated investment company;

        (h) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares, Class T shares, Class G shares and Class Z shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares and Class G shares which convert to Class A shares and Class T shares, respectively, after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquiring Fund are outstanding and none will be outstanding on the Closing Date;

        (i) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (j) The Acquisition Shares to be issued and delivered to each Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class T, Class G and Class Z shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof;

        (k) The information provided by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph
             5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

        (l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).


5. COVENANTS OF THE ACQUIRED FUNDS AND THE ACQUIRING FUND.


     The Acquiring Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of each Acquired Fund, each hereby covenants and agrees with the other as follows:


     5.1 The Acquiring Fund and each Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.



     5.2 Each Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.



     5.3 In connection with an Acquired Fund shareholders' meeting referred to in paragraph 5.2, each Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquisition Shares to be distributed to the

         Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.


     5.4 The information to be furnished by each Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.



     5.5 The Acquiring Fund will advise each Acquired Fund promptly if at any time prior to the Closing Date the assets of an Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.



     5.6 Subject to the provisions of this Agreement, each Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.



     5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.



6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUNDS.


     The obligations of each Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:


     6.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.



     6.2 The Trust shall have received a favorable opinion of Ropes & Gray, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:


        (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust;

        (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Proxy Statement and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Funds, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (c) The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;

        (d) The Acquisition Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class T shares, Class G shares and Class Z shares of beneficial interest in the Acquiring Fund, (except that shareholders of the Acquiring Fund may under certain circumstances be held personally liable for its obligations), and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

        (e) The execution and delivery of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound;

        (f) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;

        (g) Except as previously disclosed, pursuant to subparagraph 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Trust or the Acquiring Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph
             5.3 which are not described as required;

        (h) The Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

        (i) To the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their properties or assets and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.


7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.


     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by each Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:


     7.1 The Trust, on behalf of each Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of each Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Funds have complied with all the covenants and agreements and satisfied all of the conditions on their part to be performed or satisfied under this Agreement at or prior to the Closing Date;

     7.2 The Acquiring Trust shall have received a favorable opinion of Drinker Biddle & Reath LLP, counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:


        (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and each Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and Code of Regulations of the Trust;


        (b) This Agreement has been duly authorized, executed and delivered on behalf of each Acquired Fund and, assuming the Proxy Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of each Acquired Fund enforceable against each Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;


        (c) Each Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, each Acquired Fund will have duly transferred such assets to the Acquiring Fund;

        (d) The execution and delivery of this Agreement did not, and the performance by the Trust and each Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or Code of Regulations, or any provision of any agreement known to such counsel to which the Trust or an Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or an Acquired Fund is a party or by which it is bound;

        (e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or either Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained;


        (f) Except as previously disclosed, pursuant to subparagraph 4.1(e) above, such counsel does not know of any legal or governmental proceedings relating to the Trust or either Acquired Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required;


        (g) The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

        (h) To the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or either Acquired Fund or any of its properties or assets and neither the Trust nor either Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.


     7.3 Prior to the Closing Date, each Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of an Acquired Fund's investment company taxable income for its taxable years ending on or after October 31, 2001, and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after October 31, 2001, and on or prior to the Closing Date.

     7.4 Each Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of each Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.



     7.5 The custodian of each Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of each Acquired Fund held by such custodian as of the Valuation Date.



8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUNDS.


     The respective obligations of the Trust and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:


     8.1 This Agreement and the transactions contemplated herein shall have been approved by the affirmative vote of holders of a majority of the shares entitled to vote that are voted at the meeting of shareholders of the relevant Acquired Fund referred to in paragraph 5.2.



     8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.



     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state "Blue Sky" and securities authorities) deemed necessary by the Trust or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Funds.


     8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Trust, and the Acquiring Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Acquiring Trust, each substantially to the effect that, for federal income tax purposes:

        (a) The acquisition by the Acquiring Fund of the assets of an Acquired Fund in exchange for the Acquiring Fund's assumption of the liabilities and Obligations of an Acquired Fund and issuance of the Acquisition Shares, followed by the distribution by an Acquired Fund of such Acquisition Shares to the shareholders of an Acquired Fund in exchange for their shares of an Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and each Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

        (b) No gain or loss will be recognized by an Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquisition Shares or (ii) upon the distribution of the Acquisition Shares to the shareholders of an Acquired Fund as contemplated in paragraph 1 hereof;

        (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of an Acquired Fund in exchange for the assumption of liabilities and Obligations and issuance of the Acquisition Shares as contemplated in paragraph 1 hereof;

        (d) The tax basis in the hands of the Acquiring Fund of the assets of an Acquired Fund transferred to the Acquiring Fund in the transaction will be the same as the basis of those assets in the hands of such Acquired Fund immediately prior to the transfer;

        (e) The holding period of the assets of an Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by such Acquired Fund;

        (f) The shareholders of an Acquired Fund, will recognize no gain or loss upon the exchange of all of their shares of such Acquired Fund for the Acquisition Shares;

        (g) The tax basis of the Acquisition Shares to be received by each shareholder of an Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of such Acquired Fund surrendered in exchange therefor;

        (h) The holding period of the Acquisition Shares to be received by the shareholders of an Acquired Fund will include the period during which the shares of such Acquired Fund surrendered in exchange therefor were held, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

        (i) The Acquiring Fund will succeed to and take into account the items of an Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of an Acquired Fund and the Acquiring Fund.


9. BROKERAGE FEES AND EXPENSES.


     9.1 The Trust, on behalf of each Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.


     9.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquisition Shares. All of the other out-of-pocket expenses of the transactions contemplated by this Agreement shall be borne as follows: (a) as to expenses allocable to the Trust, on behalf of an Acquired Fund, one hundred percent (100%) of such expenses shall be borne by Columbia; and (b) as to expenses allocable to the Acquiring Trust, on behalf of the Acquiring Fund (other than fees paid to governmental authorities for registration and qualification of the Acquisition Shares), one hundred percent (100%) of such expenses shall be borne by Columbia.


10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

     10.1 The Trust, on behalf of each Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 5.4, 9, 10, 13 and 14.

11. TERMINATION.

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Trust. In addition, either the Acquiring Trust or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:

        (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date; or

        (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.


        (c) If the transactions contemplated by this Agreement have not been substantially completed by March 31, 2003, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Trust.


     11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

12. AMENDMENTS.

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Funds and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Funds pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquisition Shares to be issued to shareholders of the Acquired Funds under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES.

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111, with copies to W. Bruce McConnel, Esq., Drinker Biddle & Reath LLP, One Logan Square, 18th & Cherry Streets, Philadelphia, Pennsylvania 19103, or to Liberty Funds Trust V, One Financial Center, Boston, Massachusetts 02111, Attention: Secretary.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE.

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.


     14.5 A copy of the Declaration of Trust of the Trust and the Declaration of Trust of the Acquiring Trust are each on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of either the Trust or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of an Acquired Fund and the Acquiring Fund.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.


                              [Signatures omitted]


                                          THE GALAXY FUND
                                          on behalf of each of the Galaxy
                                          Massachusetts Municipal Bond Fund
                                          and Galaxy Massachusetts Intermediate
                                          Municipal Bond Fund

                                          By:

                                            ------------------------------------


                                          Name:

                                              ----------------------------------


                                          Title:

                                             -----------------------------------


ATTEST:

---------------------------------------------------------

Name:

      -------------------------------------------------------


Title:

     -------------------------------------------------------


                                          LIBERTY FUNDS TRUST V
                                          on behalf of the Liberty Massachusetts
                                          Intermediate Tax-Exempt Bond Fund

                                          By:

                                            ------------------------------------


                                          Name:

                                              ----------------------------------


                                          Title:

                                             -----------------------------------


ATTEST:

---------------------------------------------------------



Name:

      -------------------------------------------------------


Title:

     -------------------------------------------------------

                                          Solely for purposes of Paragraph 9.2
                                          of the Agreement


                                          COLUMBIA MANAGEMENT GROUP, INC.

                                          By:
                                            ------------------------------------

                                          Name:

                                              ----------------------------------


                                          Title:

                                             -----------------------------------


ATTEST:

---------------------------------------------------------



Name:

      -------------------------------------------------------


Title:
     -------------------------------------------------------

                                                                      APPENDIX B



                                FUND INFORMATION



SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE MASSACHUSETTS BOND FUND AND MASSACHUSETTS INTERMEDIATE BOND FUND



     Only the shareholders of record of each Acquired Fund at the close of business on August 2, 2002, will be entitled to vote at the Meeting. On that date, the number of shares outstanding of each Acquired Fund was as follows:



                                                        NUMBER OF SHARES
                                                        OUTSTANDING AND
FUND                                         CLASS      ENTITLED TO VOTE
----                                        --------    ----------------
Massachusetts Bond Fund...................  Retail A      2,964,049.877
                                            Retail B         35,741.180
                                            Trust         7,898,472.989
                                                         --------------
                                            Total        10,898,264.046
Massachusetts Intermediate Bond Fund......  Retail A      6,163,260.355
                                            Retail B        109,155.290
                                            Trust        19,519,803.446
                                                         --------------
                                            Total        25,792,219.091



OWNERSHIP OF SHARES



     As of August 2, 2002, Liberty V believes that its Trustees and officers owned less than one percent of the shares of Liberty V as a whole. As of August 2, 2002, Galaxy believes that its Trustees and officers, as a group, owned less than one percent of each class of shares of each Acquired Fund and of Galaxy as a whole. As of August 2, 2002, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted Acquired Fund:



                                                           NUMBER OF      PERCENTAGE OF
                                                          OUTSTANDING      OUTSTANDING     PERCENTAGE
                                                           SHARES OF        SHARES OF        OF FUND
FUND AND CLASS         NAME AND ADDRESS OF SHAREHOLDER    CLASS OWNED      CLASS OWNED        OWNED
--------------         -------------------------------   --------------   -------------   -------------
MASSACHUSETTS BOND
  FUND
Retail B.............  US Clearing Corp.                     23,994.934       67.14%             <1%
                       FBO 245-09436-14
                       26 Broadway
                       New York, NY 10004-1703

                       US Clearing Corp.                      3,864.674       10.81%             <1%
                       FBO 222-00960-16
                       26 Broadway
                       New York, NY 10004-1703

                       US Clearing Corp.                      2,416.675        6.76%             <1%
                       FBO 222-00942-19
                       26 Broadway
                       New York, NY 10004-1703

Trust................  Gales & Co.                        4,463,231.101       56.51%          40.95%
                       Fleet Financial Investment
                       Services
                       Mutual Funds Unit -- NY/RO/TO4A
                       159 East Main Street
                       Rochester, NY 14638-0001

                                                           NUMBER OF      PERCENTAGE OF
                                                          OUTSTANDING      OUTSTANDING     PERCENTAGE
                                                           SHARES OF        SHARES OF        OF FUND
FUND AND CLASS         NAME AND ADDRESS OF SHAREHOLDER    CLASS OWNED      CLASS OWNED        OWNED
--------------         -------------------------------   --------------   -------------   -------------
                       Gales & Co.                        3,288,272.095       41.63%          30.17%
                       Fleet Financial Investment
                       Services
                       Mutual Funds Unit -- NY/RO/TO4A
                       159 East Main Street
                       Rochester, NY 14638-0001

MASSACHUSETTS
  INTERMEDIATE BOND
  FUND
Retail A.............  Charles Schwab & Co. Inc.            742,486.508       12.05%           2.88%
                       Attn: Mutual Funds
                       101 Montgomery St
                       San Francisco CA 94104-4122

Retail B.............  US Clearing Corp.                     21,780.421       19.95%             <1%
                       FBO 136-35267-22
                       26 Broadway
                       New York, NY 10004-1703

                       US Clearing Corp.                     19,412.648       17.78%             <1%
                       FBO 222-00850-19
                       26 Broadway
                       New York, NY 10004-1703

                       US Clearing Corp.                     10,004.609        9.17%             <1%
                       FBO 210-00232-13
                       26 Broadway
                       New York, NY 10004-1703

                       US Clearing Corp.                      7,259.434        6.65%             <1%
                       FBO 222-00665-14
                       26 Broadway
                       New York, NY 10004-1703

Trust................  Gales & Co.                       14,682,022.103       75.22%          56.92%
                       Fleet Financial Investment
                       Services
                       Mutual Funds Unit -- NY/RO/TO4A
                       159 East Main Street
                       Rochester, NY 14638-0001

                       Gales & Co.                        4,766,608.172       24.42%          18.48%
                       Fleet Financial Investment
                       Services
                       Mutual Funds Unit -- NY/RO/TO4A
                       159 East Main Street
                       Rochester, NY 14638-0001



OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITIONS



     The shareholders of record that owned 5% or more of the outstanding shares of the noted class of shares of the noted Acquired Fund as of August 2, 2002 would own the percentages of the Liberty Fund noted below upon consummation of the Acquisitions. The percentages presented below assume that the Acquisitions of both Acquired Funds are consummated. The percentages for each scenario where one Acquisition is consummated but not the other would be the same as the percentages presented under "Ownership of Shares" above for the Acquired Fund whose Acquisition is consummated.



                                                             PERCENTAGE OF
                                                          OUTSTANDING SHARES    PERCENTAGE OF FUND
                                                          OF CLASS OWNED UPON       OWNED UPON
                                                            CONSUMMATION OF      CONSUMMATION OF
FUND AND CLASS          NAME AND ADDRESS OF SHAREHOLDER       ACQUISITION          ACQUISITION
--------------          -------------------------------   -------------------   ------------------
MASSACHUSETTS BOND
  FUND
Retail B..............  US Clearing Corp.                        16.56%                  <1%
                        FBO 245-09436-14
                        26 Broadway
                        New York, NY 10004-1703

                        US Clearing Corp.                         2.67%                  <1%
                        FBO 222-00960-16
                        26 Broadway
                        New York, NY 10004-1703

                        US Clearing Corp.                         1.67%                  <1%
                        FBO 222-00942-19
                        26 Broadway
                        New York, NY 10004-1703

Trust.................  Gales & Co.                              16.25%               12.15%
                        Fleet Investment Services
                        Mutual Funds Unit -- NY/RO/TO4A
                        159 East Main Street
                        Rochester, NY 14638-0001

                        Gales & Co.                              12.02%                8.99%
                        Fleet Investment Services
                        Mutual Funds Unit -- NY/RO/TO4A
                        159 East Main Street
                        Rochester, NY 14638-0001

MASSACHUSETTS
  INTERMEDIATE BOND
  FUND
Retail A..............  Charles Schwab & Co. Inc.                 8.13%                  <1%
                        Attn: Mutual Funds
                        101 Montgomery St
                        San Francisco, CA 94104-4122

Retail B..............  US Clearing Corp                         15.03%                  <1%
                        FBO 136-35267-22
                        26 Broadway
                        New York, NY 10004-1703

                        US Clearing Corp.                        13.40%                  <1%
                        FBO 222-00850-19
                        26 Broadway
                        New York, NY 10004-1703

                        US Clearing Corp.                         6.90%                  <1%
                        FBO 210-00232-13
                        26 Broadway
                        New York, NY 10004-1703

                        US Clearing Corp.                         5.01%                  <1%
                        FBO 222-00665-14
                        26 Broadway
                        New York, NY 10004-1703

                                                             PERCENTAGE OF
                                                          OUTSTANDING SHARES    PERCENTAGE OF FUND
                                                          OF CLASS OWNED UPON       OWNED UPON
                                                            CONSUMMATION OF      CONSUMMATION OF
FUND AND CLASS          NAME AND ADDRESS OF SHAREHOLDER       ACQUISITION          ACQUISITION
--------------          -------------------------------   -------------------   ------------------
Trust.................  Gales & Co.                              53.43%               39.95%
                        Fleet Financial Investment
                        Services
                        Mutual Funds Unit -- NY/RO/TO4A
                        159 East Main Street
                        Rochester, NY 14638-0001

                        Gales & Co.                              17.35%               12.97%
                        Fleet Investment Services
                        Mutual Funds Unit -- NY/RO/TO4A
                        159 East Main Street
                        Rochester, NY 14638-0001

                                                                      APPENDIX C


                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
              FOR THE GALAXY MASSACHUSETTS INTERMEDIATE BOND FUND


     The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 26, 2000.


GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

By Susan Sanderson, CFA
Fixed Income Manager

     For the 12 months ended October 31, 2001, Trust Shares of the Galaxy Massachusetts Intermediate Bond Fund earned a total return of 9.24%. For the same period, Retail A Shares of the Fund earned a total return of 9.05% before deducting the maximum 4.75% front-end sales charge. For the period March 1, 2001 (date of initial issuance) through October 31, 2001, Retail B Shares of the Fund had a total return of 4.41% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the charts below for total returns after deducting the front-end sales charge and total returns after deducting the contingent deferred sales charge.) Over the same time, the Massachusetts municipal debt funds tracked by Lipper had an average total return of 10.09%, the Lehman Brothers Quality Intermediate 3-15 Year Blend Index had a total return of 9.98% and the Lehman Brothers 7-Year Municipal Bond Index had a total return of 9.87%.

     On October 31, 2001, the Fund's Trust, Retail A and Retail B Shares had 30-day SEC annualized yields of 3.70%, 3.35% and 2.90%, respectively. These equaled taxable yields of 6.08%, 5.50% and 4.76%, respectively, for shareholders in the 39.10% federal income tax bracket who live in the Commonwealth of Massachusetts.

                  GALAXY MASSACHUSETTS INTERMEDIATE BOND FUND

Distribution of Total Net Assets as of October 31, 2001


                                  [Pie Chart]

Massachusetts                                                 89%

Cash Equivalents & Net Other Assets and Liabilities            6%

Puerto Rico                                                    3%

Other Territories                                              2%

                  GALAXY MASSACHUSETTS INTERMEDIATE BOND FUND

Growth of $10,000 Investment*

[Investment Graph]


                                 LEHMAN BROTHERS
                                     QUALITY         LEHMAN BROTHERS
                                INTERMEDIATE 3-15   7-YEAR MUNICIPAL
                                YEAR BLEND INDEX       BOND INDEX         TRUST SHARES       RETAIL A SHARES     RETAIL B SHARES
                                -----------------   ----------------      ------------       ---------------     ---------------
6/14/93                             10000.00            10000.00            10000.00
                                    10467.00            10506.00            10515.00
                                    10197.00            10308.00            10292.00
                                    11544.00            11578.00            11547.00
                                    12130.00            12118.00            12132.00
                                    13090.00            13022.00            13142.00
                                    14083.00            13992.00            14182.00
                                    14036.00            13993.00            13776.00
                                    14632.00            14495.00            14029.00             9525.00
                                    15097.00            14951.00            14924.00             9834.00
                                    14282.00            15587.00            15512.00            10213.00            10000.00
10/31/01                            16604.00            16427.00            16301.00            10727.00             9941.00

---------------

* Since inception on 6/14/93 for Trust Shares. Since inception on 6/26/00 for Retail A Shares. Since inception on 3/1/01 for Retail B Shares. Performance figures for Retail A Shares include the effect of the maximum 4.75% front-end sales charge. Performance figures for Retail B Shares reflect the deduction of the 5.00% contingent deferred sales charge (applicable to shares redeemed during the first year after purchase) as if shares were redeemed on October 31, 2001. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Lehman Brothers Quality Intermediate 3-15 Year Blend Index and the Lehman Brothers 7-Year Municipal Bond Index are unmanaged indices in which investors cannot invest. Results for the indices do not reflect investment management fees and other expenses incurred by the fund. Results for the indices are calculated since 5/31/93 because the indices returns are calculated at month-end only.


AVERAGE ANNUAL TOTAL RETURNS -- TRUST SHARES


As of October 31, 2001



                                                         1 YEAR    5 YEARS    LIFE OF FUND
                                                         ------    -------    ------------
Massachusetts Intermediate Bond Fund (inception date
  6/14/93)*............................................   9.24%     5.97%         5.52%


---------------
* The Massachusetts Intermediate Bond Fund commenced operations as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of The Galaxy Fund. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Massachusetts Intermediate Bond Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust Shares, and shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. On June 26, 2001, BKB Shares were converted into Retail A Shares. The total returns shown above for periods prior to June 26, 2000 represent the total returns for the Predecessor Fund.

AVERAGE ANNUAL TOTAL RETURNS -- RETAIL A SHARES*


As of October 31, 2001



                                                              1 YEAR    LIFE OF FUND
                                                              ------    ------------
Massachusetts Intermediate Bond Fund (inception date
  6/26/00)..................................................   3.85%        5.40%


---------------
* Return figures have been restated to include the effect of the maximum 4.75% front-end sales charge which became effective on January 1, 2001.

AVERAGE ANNUAL TOTAL RETURNS -- RETAIL B SHARES**


As of October 31, 2001



                                                        LIFE OF FUND        LIFE OF FUND
                                                       RETURNS BEFORE      RETURNS AFTER
                                                         CONTINGENT          CONTINGENT
                                                       DEFERRED SALES      DEFERRED SALES
                                                       CHARGE DEDUCTED    CHARGE DEDUCTED*
                                                       ---------------    ----------------
Massachusetts Intermediate Bond Fund (inception date
  3/1/01)............................................        4.41%+             -0.59%+


---------------

+ Unannualized total returns.


 * As if shares were redeemed at end of period.

** Retail B Shares (i) are subject to a 5.00% contingent deferred sales charge if shares are redeemed within the first year, decreasing to 4.00%, 4.00%, 4.00%, 3.00%, 2.00% and 1.00% for redemptions made during the second through seventh years, respectively, and (ii) automatically convert to Retail A Shares after eight years.

Past performance is no guarantee of future results. Investment returns and principal values will vary with market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The investment advisor and/or its affiliates and/or the administrator is presently waiving fees and/or reimbursing expenses and may revise or discontinue such practice at any time. Without such waivers and/or reimbursements, performance would be lower. Total return figures in this report include changes in share price, reinvestment of dividends and capital gains distributions and include the deduction of any sales charges, where applicable, unless otherwise indicated.

                                                                      APPENDIX D


                 INFORMATION APPLICABLE TO CLASS Z, CLASS T AND

           CLASS G SHARES OF THE LIBERTY FUND AND TRUST, RETAIL A AND

                      RETAIL B SHARES OF THE GALAXY FUNDS


COMPARISON OF DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR THE LIBERTY FUND AND THE GALAXY FUNDS.



     CLASS Z SHARES AND TRUST SHARES. There are no distribution and service (12b-1) fees on Class Z shares of the Liberty Fund or Trust Shares of the Galaxy Funds. Although Galaxy has adopted a Shareholder Services Plan with respect to Trust Shares of each Galaxy Fund, Galaxy has not entered into any servicing agreements under the Shareholder Services Plan for Trust Shares. The Liberty Fund has not adopted a shareholder services plan with respect to Class Z shares.


     CLASS T SHARES AND RETAIL A SHARES. The Liberty Fund and each Galaxy Fund have adopted a Shareholder Services Plan (each a "Services Plan") with respect to Class T shares and Retail A Shares, respectively. Under the respective Services Plans, Class T shares of the Liberty Fund and Retail A Shares of the Galaxy Funds can pay fees for shareholder liaison and/or administrative support services. The fees payable under each Services Plan for such shareholder liaison and/or administrative support services, and the amount of such fees which the Liberty Fund and the Galaxy Funds expect to pay during the current fiscal year, are the same.

     CLASS G SHARES AND RETAIL B SHARES. The Liberty Fund and each Galaxy Fund have adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act (each a "12b-1 Plan") with respect to Class G shares and Retail B Shares, respectively. Under the respective 12b-1 Plans, the Liberty Fund or a Galaxy Fund may pay (a) its distributor or another person for expenses and activities intended to result in the sale of Class G shares or Retail B Shares,
(b) institutions for shareholder liaison services, and (c) institutions for administrative support services. The fees payable under each 12b-1 Plan for such distribution expenses and shareholder liaison and/or administrative support services, and the amount of such fees which the Liberty Fund and the Galaxy Funds intend to pay during the current fiscal year, are the same.


     SHAREHOLDER TRANSACTIONS AND SERVICES OF THE LIBERTY FUND AND THE GALAXY FUNDS. This section describes the shareholder transactions and services of the Liberty Fund and the Galaxy Funds.


A. SALES CHARGES, REDUCTION OF SALES CHARGES AND EXEMPTIONS


     CLASS Z SHARES AND TRUST SHARES. Class Z shares of the Liberty Fund and Trust Shares of the Galaxy Funds are offered at net asset value with no front-end or contingent deferred sales charges.



     CLASS T SHARES AND RETAIL A SHARES. Purchases of Class T shares of the Liberty Fund and Retail A Shares of the Galaxy Funds are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your investment and the current value of your account. Sales charges are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class T shares and Retail A Shares. Class T shares of the Liberty Fund and Retail A Shares of the Galaxy Funds are subject to the same sales charge schedule, except that for shares purchased without a front-end sales charge, a same contingent deferred sales charge (CDSC) of 1% applies to redemptions within one year of purchase for Retail A Shares of the Galaxy Funds compared to 18 months for Class T shares of the Liberty Fund.



     In addition, the sales charge on purchases of Class T shares of the Liberty Fund and Retail A Shares of the Galaxy Funds is waived for certain categories of investors or transactions. The sales charges on Class T shares are waived for
(i) any Galaxy shareholder who purchased Retail A Shares without a sales charge and continues to hold the shares; (ii) any Galaxy shareholder prior to December 1, 1995; and (iii) any shareholder of the Boston 1784 Funds on the date the Funds were merged into Galaxy. The sales charges on Retail A

Shares are waived for: (i) any shareholder buying shares with money from another Galaxy Fund on which the shareholder has already paid a sales charge (within 90 days of redemption); (ii) an investment professional who places trades for clients and charges a fee; (iii) an investor who buys shares through an all-inclusive fee program (wrap programs) offered by a financial institution;
(iv) any Galaxy shareholder prior to December 1, 1995; and (v) any shareholder of the Boston 1784 Funds on the date the Funds were merged into Galaxy.



     CLASS G SHARES AND RETAIL B SHARES. The offering price for Class G Shares of the Liberty Fund and Retail B Shares of the Galaxy Funds is net asset value. Class G shares and Retail B Shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC. The CDSC gradually declines each year and eventually disappears over time. The Liberty Fund's or the Galaxy Funds' distributor pays your financial advisor firm an up-front commission on sales of Class G shares or Retail B Shares, as applicable. Class G shares of the Liberty Fund issued in connection with the Acquisitions in exchange for Retail B Shares of the Galaxy Funds purchased prior to January 1, 2001 will be subject to the same contingent deferred sales charge schedule and conversion feature as Retail B Shares purchased prior to January 1, 2001, except that Class G shares will convert to Class T shares. Class G shares of the Liberty Fund issued in connection with the Acquisitions in exchange for Retail B Shares of the Galaxy Funds purchased on or after January 1, 2001 and Class G shares of the Liberty Fund issued after the Acquisitions will be subject to the same contingent deferred sales charge schedule and conversion feature as Retail B Shares purchased on or after January 1, 2001, except that Class G shares will convert to Class T shares. Class G shares of the Liberty Fund issued in connection with the Acquisitions in exchange for Retail B Shares of the Galaxy Funds issued in connection with the reorganization of The Pillar Funds into Galaxy ("Pillar Reorganization") will be subject to the same contingent deferred sales charge schedule and conversion feature as Retail B Shares issued in the Pillar Reorganization, except that Class G shares will convert to Class T shares.


B. PURCHASE PROCEDURES


     The purchase procedures, including the minimum investment requirements, for Class T shares and Class G shares of the Liberty Fund and Retail A Shares and Retail B Shares of the Galaxy Funds are the same. The following chart compares the purchase procedures, including the minimum investment requirements, for Class Z shares of the Liberty Fund (as of the proposed Acquisition) with those for Trust Shares:



                                        LIBERTY FUND:                      GALAXY FUNDS:
                                       CLASS Z SHARES                      TRUST SHARES
                              ---------------------------------  ---------------------------------
Minimum Initial
Investment..................  (1) $1,000 for (a) any             None, but financial institutions
                              shareholder (as well as any        and employer-sponsored defined
                              family member or person listed on  contribution plans may have
                              an account registration for any    minimum investment requirements.
                              account of the shareholder) of a
                              fund distributed by Liberty Funds
                              Distributor, Inc. ("LFD") who (i)
                              holds Class Z shares, or (ii)
                              holds Class A shares that were
                              exchanged for Class Z shares; (b)
                              any trustee or director (or
                              family member) of any fund
                              distributed by LFD; or (c) any
                              employee (or family member) of
                              FleetBoston Financial Corporation
                              or its subsidiaries; (2) $100,000
                              for (a) clients of broker-dealers
                              or registered investment advisors
                              that both recommend the purchase
                              of fund shares and charge clients
                              an asset-based fee; and (b) any
                              insurance company, trust company,
                              bank,

                                        LIBERTY FUND:                      GALAXY FUNDS:
                                       CLASS Z SHARES                      TRUST SHARES
                              ---------------------------------  ---------------------------------
                              endowment, investment company or
                              foundation purchasing shares for
                              its own account; and (3) no
                              minimum initial investment for
                              (a) any client of Fleet National
                              Bank ("Fleet") or a subsidiary
                              for shares purchased through an
                              asset management, trust,
                              retirement plan administration,
                              private client or similar
                              arrangement with Fleet or the
                              subsidiary; (b) a retirement plan
                              (or the custodian for such a
                              plan) with aggregate plan assets
                              of at least $5 million at the
                              time of purchase and which
                              purchases shares directly from
                              LFD or through a third party
                              broker-dealer; or (c) any person
                              investing all or part of the
                              proceeds of a distribution,
                              rollover or transfer of assets
                              into a Liberty Individual
                              Retirement Account, from any
                              deferred compensation plan which
                              was a shareholder of any of the
                              funds of Liberty Acorn Trust on
                              September 29, 2000, in which the
                              investor was a participant and
                              through which the investor
                              invested in one or more of the
                              funds of Liberty Acorn Trust
                              immediately prior to the
                              distribution, transfer or
                              rollover.

Minimum Subsequent
Investments.................  None                               None

Purchase Methods............  Through a financial advisor or     Through a bank or trust
                              directly through the Liberty       institution at which you maintain
                              Fund's distributor by mail; by     a qualified account or through
                              telephone; or by wire.             your employer-sponsored defined
                                                                 contribution plan.

C. REDEMPTION PROCEDURES



     The redemption procedures for Class T shares and Class G shares of the Liberty Fund and Retail A Shares and Retail B Shares of the Galaxy Funds are generally the same. The following chart compares the redemption procedures for Class Z shares of the Liberty Fund with those for Trust Shares of the Galaxy
Funds:



                                        LIBERTY FUND:                   GALAXY FUNDS:
                                        CLASS Z SHARES                   TRUST SHARES
                                ------------------------------  ------------------------------
Through an Authorized Broker-
  Dealer or Other Financial
  Institution or Adviser......  Yes                             Yes, including employer-
                                                                sponsored defined contribution
                                                                plans.
By Mail.......................  Yes                             No
By Telephone..................  Yes                             No
By Wire.......................  Yes                             No
By Systematic Withdrawal
  Plan........................  Yes                             No
By Electronic Transfer........  Yes. Retirement accounts have   No
                                special requirements



     The Liberty Fund, with respect to Class Z shares, Class T shares and Class G shares, and each Galaxy Fund with respect to Trust Shares, Retail A Shares and Retail B Shares, may impose an annual account fee of $10 if the balance in a shareholder's account drops below $1,000 because of redemptions. The shareholder will be given approximately 60 days to add to the account to avoid the charge.



D. ADDITIONAL SHAREHOLDER SERVICES



     The Liberty Fund, with respect to its Class T shares and Class G shares, and the Galaxy Funds, with respect to their Retail A Shares and Retail B Shares, offer an Automatic Investment Plan. The terms and conditions of these Plans are generally the same. Class Z shares of the Liberty Fund offer an Automatic Investment Plan, while Trust Shares of the Galaxy Funds do not offer a similar program, as indicated in the following chart:



                                        LIBERTY FUND:                   GALAXY FUNDS:
                                        CLASS Z SHARES                   TRUST SHARES
                                ------------------------------  ------------------------------
Automatic Investment Plan.....  Yes (at least $50 per month or  No quarter)



E. SHARE EXCHANGES



     The procedures for participating in the exchange privilege with respect to Class Z shares, Class T shares and Class G shares of the Liberty Fund are the same as the procedures for participating in the exchange privilege for Trust Shares, Retail A Shares and Retail B Shares of the Galaxy Funds.


     Liberty and Galaxy also offer automated dollar cost averaging where $100 or more each month from one fund may be used to purchase shares of the same class of another fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from.


     Class T shares of the Liberty Fund acquired in the Acquisitions may be exchanged for Class T shares or Class A shares of any other fund distributed by Liberty Funds Distributor, Inc. However, once Class T shares are exchanged for Class A shares, they cannot be exchanged back into Class T shares. Class G shares of the Liberty Fund acquired in the Acquisitions may be exchanged for Class G shares or Class B shares of any other fund distributed by Liberty Funds Distributor, Inc. However, once Class G shares are exchanged for Class B shares, they cannot be exchanged back into Class G shares. Class Z shares of the Liberty Fund acquired in the Acquisitions may be exchanged for Class Z shares or Class A shares of any fund sold by Liberty Funds Distributor, Inc.

F. PRICING OF SHARES FOR THE LIBERTY FUND AND GALAXY FUNDS

     The price per share (offering price) will be the net asset value per share ("NAV") next determined after the Liberty Fund or a Galaxy Fund receives your purchase order plus, in the case of Class T shares of the Liberty Fund and Retail A Shares of the Galaxy Funds, the applicable sales charge.

     For processing purchase and redemption orders, the NAV per share of the Liberty Fund is calculated on each day that the New York Stock Exchange (the "Exchange") is open for trading at the close of regular trading on the Exchange that day (usually 4:00 p.m. Eastern time). For processing purchase and redemption orders, the NAV per share of each Galaxy Fund is calculated on each day that the Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open as of the close of trading on the Exchange that day (usually 4:00 p.m. Eastern Time).

G. DIVIDENDS AND DISTRIBUTIONS

     Net investment income dividends for the Liberty Fund and the Galaxy Funds are declared daily and paid monthly.

     The Liberty Fund and each Galaxy Fund declares and distributes net capital gains at least annually.


H. ADDITIONAL INFORMATION REGARDING THE PURCHASE AND SALE OF SHARES OF THE LIBERTY FUND



  How to Buy Shares


     Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Liberty Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
Through your financial advisor..........    Your financial advisor can help you
                                            establish your account and buy Liberty
                                            Fund shares on your behalf. To receive
                                            the current trading day's price, your
                                            financial advisor firm must receive your
                                            request prior to the close of the New
                                            York Stock Exchange (NYSE), usually 4:00
                                            p.m. Eastern time. Your financial
                                            advisor may charge you fees for
                                            executing the purchase for you.
By check (new account)..................    For new accounts send a completed
                                            application and check made payable to
                                            the Liberty Fund to the transfer agent,
                                            Liberty Funds Services, Inc., P.O. Box
                                            8081, Boston, MA 02266-8081.
By check (existing account).............    For existing accounts fill out and
                                            return the additional investment stub
                                            included in your quarterly statement, or
                                            send a letter of instruction including
                                            your fund name and account number with a
                                            check made payable to the fund to
                                            Liberty Funds Services, Inc., P.O. Box
                                            8081, Boston, MA 02266-8081.

METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
By exchange.............................    You or your financial advisor may
                                            acquire shares for your account by
                                            exchanging shares you own in one fund
                                            for shares of the same class of the
                                            Liberty Fund at no additional cost.
                                            There may be an additional charge if
                                            exchanging from a money market fund. To
                                            exchange by telephone, call
                                            1-800-422-3737.
By wire.................................    You may purchase shares by wiring money
                                            from your bank account to your Liberty
                                            Fund account. To wire funds to your
                                            Liberty Fund account, call
                                            1-800-422-3737 to obtain a control
                                            number and the wiring instructions.
By electronic funds transfer............    You may purchase shares by
                                            electronically transferring money from
                                            your bank account to your Liberty Fund
                                            account by calling 1-800-422-3737. An
                                            electronic funds transfer may take up to
                                            two business days to settle and be
                                            considered in "good form." You must set
                                            up this feature prior to your telephone
                                            request. Be sure to complete the
                                            appropriate section of the application.
Automatic investment plan...............    You can make monthly or quarterly
                                            investments automatically from your bank
                                            account to your Liberty Fund account.
                                            You can select a pre-authorized amount
                                            to be sent via electronic funds
                                            transfer. Be sure to complete the
                                            appropriate section of the application
                                            for this feature.
Automated dollar cost averaging.........    You can purchase shares for your account
                                            by exchanging $100 or more each month
                                            from another fund for shares of the same
                                            class of the Liberty Fund at no
                                            additional cost. You must have a current
                                            balance of at least $5,000 in the fund
                                            the money is coming from. The designated
                                            amount will be exchanged on the third
                                            Tuesday of each month. Exchanges will
                                            continue so long as your fund balance is
                                            sufficient to complete the transfers.
                                            You may terminate your program or change
                                            the amount of the exchange (subject to
                                            the $100 minimum) by calling
                                            1-800-422-3737. Be sure to complete the
                                            appropriate section of the account
                                            application for this feature.
By dividend diversification.............    You may automatically invest dividends
                                            distributed by another fund into the
                                            same class of shares of the Liberty Fund
                                            at no additional sales charge. To invest
                                            your dividends in the Liberty Fund, call
                                            1-800-345-6611.



  How to Sell Shares


     Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Liberty Fund on any regular business day that the NYSE is open.

     When the Liberty Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, if applicable, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

     The Liberty Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Liberty Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances.


METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
Through your financial advisor..........    You may call your financial advisor to
                                            place your sell order. To receive the
                                            current trading day's price, your
                                            financial advisor firm must receive your
                                            request prior to the close of regular
                                            trading on the NYSE, usually 4:00 p.m.
                                            Eastern time. Your financial advisor may
                                            charge you fees for executing a
                                            redemption for you.
By exchange.............................    You or your financial advisor may sell
                                            shares by exchanging from a fund into
                                            the same share class of another fund at
                                            no additional cost. Class Z shares may
                                            also be exchanged for Class A shares. To
                                            exchange by telephone, call
                                            1-800-422-3737.
By telephone............................    You or your financial advisor may sell
                                            shares by telephone and request that a
                                            check be sent to your address of record
                                            by calling 1-800-422-3737, unless you
                                            have notified the Liberty Fund of an
                                            address change within the previous 30
                                            days. The dollar limit for telephone
                                            sales is $100,000 in a 30-day period.
                                            You do not need to set up this feature
                                            in advance of your call. Certain
                                            restrictions apply to retirement
                                            accounts. For details, call
                                            1-800-345-6611.
By mail.................................    You may send a signed letter of
                                            instruction or stock power form along
                                            with any share certificates to be sold
                                            to the address below. In your letter of
                                            instruction, note the fund's name, share
                                            class, account number, and the dollar
                                            value or number of shares you wish to
                                            sell. All account owners must sign the
                                            letter, and signatures must be
                                            guaranteed by either a bank, a member
                                            firm of a national stock exchange or
                                            another eligible guarantor institution.
                                            Additional documentation is required for
                                            sales by corporations, agents,
                                            fiduciaries, surviving joint owners and
                                            individual retirement account owners.
                                            For details, call 1-800-345-6611.
                                            Mail your letter of instruction to
                                            Liberty Funds Services, Inc., P.O. Box
                                            8081, Boston, MA 02266-8081.

METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
By wire.................................    You may sell shares and request that the
                                            proceeds be wired to your bank. You must
                                            set up this feature prior to your
                                            telephone request. Be sure to complete
                                            the appropriate section of the account
                                            application for this feature.
By systematic withdrawal plan...........    You may automatically sell a specified
                                            dollar amount or percentage of your
                                            account on a monthly, quarterly or
                                            semi-annual basis and have the proceeds
                                            sent to you if your account balance is
                                            at least $5,000. This feature is not
                                            available if you hold your shares in
                                            certificate form. All dividend and
                                            capital gains distributions must be
                                            reinvested. Be sure to complete the
                                            appropriate section of the account
                                            application for this feature.
By electronic funds transfer............    You may sell shares and request that the
                                            proceeds be electronically transferred
                                            to your bank. Proceeds may take up to
                                            two business days to be received by your
                                            bank. You must set up this feature prior
                                            to your request. Be sure to complete the
                                            appropriate section of the account
                                            application for this feature.



  Fund Policy on Trading of Fund Shares


     The Liberty Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Liberty Fund shares disrupt portfolio management and increase Liberty Fund expenses. In order to promote the best interests of the Liberty Fund, the Liberty Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Liberty Fund. The fund into which you would like to exchange also may reject your request.


  Share Certificates


     Share certificates are not available for Class T shares, Class G shares or Class Z shares of the Liberty Fund. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

                                THE GALAXY FUND

                     GALAXY CONNECTICUT MUNICIPAL BOND FUND


              GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND


             ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2621


Dear Shareholder:


     The Galaxy Connecticut Municipal Bond Fund and Galaxy Connecticut Intermediate Municipal Bond Fund will hold a special meeting of shareholders on October 18, 2002, at 2:00 p.m. (Eastern Time). At this meeting, shareholders of the Funds will be asked to vote on the proposed acquisition of their respective funds by the Liberty Connecticut Intermediate Municipal Bond Fund, which is one of a number of fund acquisitions and liquidations recommended by Columbia Management Group, Inc. ("Columbia"), the new parent company of the investment adviser to the Funds. Columbia's overall goal in proposing these fund acquisitions and liquidations is two-fold. First, by merging funds with similar investment strategies, Columbia can create larger, more efficient funds. Second, by consolidating its investment product line, Columbia can concentrate its portfolio management and distribution resources on a more focused group of portfolios.



     Columbia specifically recommended the acquisitions of the Funds to enable shareholders to invest in a larger fund with a similar or the same investment strategy as the Galaxy Connecticut Municipal Bond Fund and Galaxy Connecticut Intermediate Municipal Bond Fund, respectively. In addition, the acquisitions will generally provide the potential for more efficient operations by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base. More information on the specific details and reasons for the Funds' acquisitions are contained in the enclosed Combined Prospectus and Proxy Statement. Please read it carefully.



     THE TRUSTEES OF THE GALAXY FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE ACQUISITION OF YOUR FUND.


     This special meeting will be held at The Galaxy Fund's offices located at One Financial Center, Boston, Massachusetts. While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. Your fund has retained the services of PROXY ADVANTAGE, a division of PFPC Inc., to assist shareholders with the voting process. As we get closer to October 18th, shareholders who have not yet voted may receive a call from PROXY ADVANTAGE reminding them to exercise their right to vote.


     YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY PHONE, BY INTERNET OR IN PERSON. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE.



     If you have any questions regarding the enclosed Combined Prospectus and Proxy Statement, please call PROXY ADVANTAGE at 1-866-619-0984.


     We appreciate your participation and prompt response in these matters and thank you for your continued support.

                                          Sincerely,

                                          -s- Dwight E. Vicks Jr.

                                          Dwight E. Vicks, Jr.,
                                          Chairman of the Board of Trustees
                                          The Galaxy Fund


August 26, 2002



G-60/738K-0702

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                          TO BE HELD OCTOBER 18, 2002


                                THE GALAXY FUND

                     GALAXY CONNECTICUT MUNICIPAL BOND FUND


              GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND



     NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Galaxy Connecticut Municipal Bond Fund and Galaxy Connecticut Intermediate Municipal Bond Fund will be held at 2:00 p.m. Eastern Time on Friday, October 18, 2002, at the offices of The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111-2621, for these purposes:



          1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Galaxy Connecticut Municipal Bond Fund and Galaxy Connecticut Intermediate Municipal Bond Fund to, and the assumption of all of the liabilities of the Galaxy Connecticut Municipal Bond Fund and Galaxy Connecticut Intermediate Municipal Bond Fund by, the Liberty Connecticut Intermediate Municipal Bond Fund in exchange for shares of the Liberty Connecticut Intermediate Municipal Bond Fund and the distribution of such shares to the shareholders of the Galaxy Connecticut Municipal Bond Fund and Galaxy Connecticut Intermediate Municipal Bond Fund in complete liquidation of the Galaxy Connecticut Municipal Bond Fund and Galaxy Connecticut Intermediate Municipal Bond Fund.


          2. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

     Shareholders of record at the close of business on August 2, 2002, are entitled to notice of and to vote at the meeting and any adjourned session.

                                          By order of the Board of Trustees,

                                          -s- W. Bruce McConnel

                                          W. Bruce McConnel, Secretary


August 26, 2002



     YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY PHONE, BY MAIL, BY INTERNET OR IN PERSON. SEE THE ENCLOSED PROXY INSERT FOR INSTRUCTIONS.

                    COMBINED PROSPECTUS AND PROXY STATEMENT


                                AUGUST 26, 2002



            ACQUISITION OF THE ASSETS AND LIABILITIES OF EACH OF THE


                   GALAXY CONNECTICUT MUNICIPAL BOND FUND AND


              GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

                              c/o The Galaxy Fund
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-345-6611


                      BY AND IN EXCHANGE FOR SHARES OF THE


              LIBERTY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

                           c/o Liberty Funds Trust V
                              One Financial Center
                        Boston, Massachusetts 02111-2126
                                 1-800-426-3750

                               TABLE OF CONTENTS


QUESTIONS AND ANSWERS.......................................    3
PROPOSAL -- Acquisition of the Galaxy Connecticut Municipal
            Bond Fund and Galaxy Connecticut Intermediate
            Municipal Bond Fund by the Liberty Connecticut
            Intermediate Municipal Bond Fund................   12
  The Proposal..............................................   12
  Principal Investment Risks................................   12
  Information About the Acquisitions........................   13
GENERAL.....................................................   25
  Voting Information........................................   25
Appendix A -- Agreement and Plan of Reorganization..........  A-1
Appendix B -- Fund Information..............................  B-1
Appendix C -- Management's Discussion of Fund Performance
              for the Galaxy Connecticut Intermediate
              Municipal Bond Fund...........................  C-1
Appendix D -- Information Applicable to Class Z, Class T and
              Class G Shares of the Liberty Fund and Trust,
              Retail A and Retail B Shares of the Galaxy
              Funds.........................................  D-1



     This Combined Prospectus and Proxy Statement ("Prospectus/Proxy") contains information you should know before voting on the Agreement and Plan of Reorganization relating to the proposed acquisition of the Galaxy Connecticut Municipal Bond Fund ("Connecticut Bond Fund") and Galaxy Connecticut Intermediate Municipal Bond Fund ("Connecticut Intermediate Bond Fund") (each an "Acquired Fund" or "Galaxy Fund" and together, the "Acquired Funds" or "Galaxy Funds") by the Liberty Connecticut Intermediate Municipal Bond Fund (the "Liberty Fund" and, together with the Acquired Funds, the "Funds") (the "Acquisitions") at a Special Meeting of Shareholders of each Acquired Fund (the "Meeting"), which will be held at 2:00 p.m. Eastern Time on October 18, 2002, at the offices of The Galaxy Fund ("Galaxy"), One Financial Center, Boston, Massachusetts 02111-2621. The Connecticut Bond Fund, Connecticut Intermediate Bond Fund and Liberty Fund are each registered, open-end management investment companies (mutual funds). Please read this Prospectus/Proxy and keep it for future reference.


     The Proposal in this Prospectus/Proxy relates to the proposed acquisition of the Connecticut Bond Fund and Connecticut Intermediate Bond Fund by the Liberty Fund. If the Acquisition of your Acquired Fund occurs, you will become a shareholder of the Liberty Fund. If the Agreement and Plan of Reorganization is approved by the shareholders of your Acquired Fund and the related Acquisition occurs, your Acquired Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Liberty Fund in exchange for shares of a similar class of the Liberty Fund with the same aggregate net asset value as the net value of the assets and liabilities transferred. After that exchange, shares of each class received by each Acquired Fund will be distributed pro rata to such Acquired Fund's shareholders of the corresponding class.

     Shareholders of each of the Connecticut Bond Fund and Connecticut Intermediate Bond Fund are being asked to vote separately on the Proposal in this Prospectus/Proxy. Please review this Proposal carefully.

     The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this Prospectus/Proxy by reference:


     - The Prospectuses for the Connecticut Bond Fund and Connecticut Intermediate Bond Fund dated February 28, 2002, as supplemented on July 3, 2002.



     - The Statement of Additional Information for the Connecticut Bond Fund and Connecticut Intermediate Bond Fund dated February 28, 2002, as supplemented on July 3, 2002.



     - Management's Discussion of Fund Performance, the Report of Independent Accountants and the financial statements included in the Annual Report to Shareholders dated October 31, 2001, as supplemented on April 1, 2002, and the financial statements included in the Semi-Annual Report to Shareholders dated April 30, 2002 of the Connecticut Bond Fund and Connecticut Intermediate Bond Fund.



     - The Statement of Additional Information for the Liberty Fund dated August 26, 2002 relating to this Prospectus/Proxy.



     Each Acquired Fund has previously sent its Annual Report and Semi-Annual Report to its shareholders. For a free copy of these Reports or any of the documents listed above, you may call 1-800-426-3750, or you may write to your Acquired Fund at the address listed on the cover of this Prospectus/Proxy. You may also obtain many of these documents by accessing the Internet site for your Acquired Fund at www.galaxyfunds.com. Text-only versions of all the Connecticut Bond Fund and Connecticut Intermediate Bond Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet site at www.sec.gov. You can review and copy information about the Funds by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0102. In addition, these materials can be inspected and copied at the SEC's regional offices at The Woolworth Building, 233 Broadway, New York, New York 10279 and 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.



     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS/PROXY IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             QUESTIONS AND ANSWERS


THE FOLLOWING QUESTIONS AND ANSWERS PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITIONS AND OF THE INFORMATION CONTAINED IN THIS PROSPECTUS/PROXY. PLEASE REVIEW THE FULL PROSPECTUS/PROXY PRIOR TO CASTING YOUR VOTE.



1.  WHAT IS BEING PROPOSED?



The Trustees of Galaxy are recommending that the Liberty Fund acquire the Connecticut Bond Fund and Connecticut Intermediate Bond Fund. This means that the Liberty Fund would acquire all of the assets and liabilities of each of the Connecticut Bond Fund and Connecticut Intermediate Bond Fund in exchange for shares of the Liberty Fund. The Liberty Fund is a new "shell" portfolio of Liberty Funds Trust V ("Liberty V") created to acquire and continue the operations of the Connecticut Intermediate Bond Fund, and has the same investment goal, policies, strategies and restrictions as the Connecticut Intermediate Bond Fund. If the Acquisition relating to your Acquired Fund is approved and the Acquisition is consummated, your shares of the Acquired Fund will be cancelled and you will receive shares of the Liberty Fund with an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund shares as of the business day before the closing of your Acquired Fund's Acquisition. The Acquisitions of the Connecticut Intermediate Bond Fund and Connecticut Bond Fund are expected to occur on or around November 15, 2002 and November 22, 2002, respectively, or such other dates as the parties may agree. Note that the closing of each Acquisition is not conditioned on the closing of the other Acquisition proposed in this Prospectus/Proxy. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their Fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the Agreement and Plan of Reorganization, take place as described in this Prospectus/Proxy, even if the shareholders of the other Acquired Fund have not approved its Acquisition.



2.  WHY ARE THE ACQUISITIONS BEING PROPOSED?



Fleet Investment Advisors Inc. ("FIA"), the investment adviser to the Connecticut Bond Fund, the Connecticut Intermediate Bond Fund and the Liberty Fund, and several other investment advisory firms (the "Columbia Affiliates") are part of a larger organization known as Columbia Management Group, Inc. ("Columbia"). FIA and the Columbia Affiliates manage mutual fund portfolios that are offered by three separate fund families -- the Galaxy Funds, Liberty Funds and Columbia Funds (collectively, the "Columbia Group Funds"). Columbia has proposed a number of fund acquisitions and liquidations involving the Columbia Group Funds in addition to the Acquisitions described in this Prospectus/Proxy. The overall purposes of these fund acquisitions and liquidations include consolidating and rationalizing the product offerings of the Columbia Group Funds, creating larger, more efficient funds, and permitting Columbia to concentrate its portfolio management and distribution resources on a more focused group of portfolios.


The Trustees of Galaxy recommend approval of each Acquisition because it offers shareholders of each Acquired Fund the opportunity to invest in a larger fund (allowing the potential for more efficient operations by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base). In reviewing the Acquisitions, the Trustees also considered the following matters:


     - based on estimated expense ratios as of March 31, 2002, shareholders of each class of shares of the Connecticut Bond Fund are expected to experience lower net expenses (expenses after reduction by the voluntary fee waiver described in footnote 10 to the Annual Fund Operating Expenses table below);



     - based on estimated expense ratios as of March 31, 2002, shareholders of each class of shares of the Connecticut Intermediate Bond Fund are expected to experience the same or lower expenses;


     - shareholders of the Connecticut Bond Fund will move into a fund with better historic performance; and

     - the Acquisition is expected to be tax-free for shareholders of each Acquired Fund who choose to remain shareholders of the Liberty Fund, while liquidation would be a realization event for tax purposes.

Please review "Reasons for the Acquisitions" in the "Information About the Acquisitions" section under "Proposal" in this Prospectus/Proxy for more information regarding the factors considered by the Galaxy Trustees.


3. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITIONS?



The following tables allow you to compare the sales charges and management fees and expenses of the Connecticut Bond Fund and Connecticut Intermediate Bond Fund with those that Columbia expects to be applicable to the combined fund in the first year following the Acquisitions. As part of the Acquisitions, Retail A shareholders of the Acquired Funds will receive Class T shares of the Liberty Fund, Retail B shareholders of the Acquired Funds will receive Class G shares of the Liberty Fund and Trust shareholders of the Acquired Funds will receive Class Z shares of the Liberty Fund. Class T shares and Class G shares of the Liberty Fund will continue to be available for purchase after consummation of the Acquisitions by former Retail A and Retail B shareholders of the Acquired Funds, but will not be offered to new investors. Sales charges, if applicable, are paid directly by shareholders to each Fund's distributor. Annual Fund Operating Expenses are paid by each Fund. They include management fees, 12b-1 fees (if applicable) and administrative costs, including pricing and custody services. The Annual Fund Operating Expenses shown in the table below represent expenses for each of the Connecticut Bond Fund and Connecticut Intermediate Bond Fund for its last fiscal year (ended October 31, 2001) and those expected to be incurred by the combined fund on a pro forma basis (after giving effect to both Acquisitions) and based on pro forma combined net assets as of March 31, 2002. In addition, following the presentation of that detailed information, Annual Fund Operating Expenses and Example Expenses are presented on a pro forma combined basis for each possible scenario in which the Liberty Fund acquires one, but not the other, Acquired Fund.



Shareholders of the Acquired Funds will not pay additional sales charges as a result of the Acquisitions, although any contingent deferred sales charge ("CDSC") applicable to share purchases made prior to the Acquisitions will be continued.



Based on estimated expenses as of March 31, 2002, the Liberty Fund's pro forma combined total Annual Fund Operating Expenses may be higher than the expenses incurred by the Connecticut Bond Fund or Connecticut Intermediate Bond Fund for their fiscal year ended October 31, 2001. However, net expenses, or the actual expenses paid by shareholders, of each class of shares of the Liberty Fund are expected to be lower than the net expenses of the corresponding classes of shares of the Connecticut Bond Fund and the same as or lower than the expenses of the corresponding class of shares of the Connecticut Intermediate Bond Fund (after giving effect to the voluntary management fee waiver described in footnote 10 to the Annual Fund Operating Expenses table). FIA has undertaken to maintain this management fee waiver through the first anniversary of the consummation of the Acquisitions, after which this arrangement may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of the Connecticut Bond Fund or Connecticut Intermediate Bond Fund as of March 31, 2002.



SHAREHOLDER FEES

(paid directly from your investment)


                                                                     CONNECTICUT INTERMEDIATE
                                       CONNECTICUT BOND FUND(1)            BOND FUND(1)
                                       ------------------------      ------------------------
                                      RETAIL A   RETAIL B   TRUST   RETAIL A   RETAIL B   TRUST
Maximum sales charge (load) on
purchases (%) (as a percentage of
the offering price)                     4.75(2)    None     None      4.75(2)    None     None
-----------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
on redemptions (%) (as a percentage
of the lesser of purchase price or
redemption price)                       1.00(3)    5.00(4)  None    1.00(3)    5.00(4)    None
-----------------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage
of amount redeemed, if applicable)     (5)        (5)       (5)      (5)        (5)       (5)

                                                                     LIBERTY FUND
                                                                (PRO FORMA COMBINED)(1)
                                                                -----------------------
                                                              CLASS T   CLASS G   CLASS Z
Maximum sales charge (load) on purchases (%) (as a
percentage of the offering price)                             4.75(2)    None      None
-----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%) (as
a percentage of the lesser of purchase price or redemption
price)                                                        1.00(3)   5.00(4)    None
-----------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if
applicable)                                                    (5)       (5)       (5)


---------------

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(2) Reduced sales charges may be available.



(3) This charge applies to investments in Galaxy Fund Retail A Shares of $1 million or more that are redeemed within one year after purchase. This charge also applies to investments in Class T shares of the Liberty Fund aggregating $1 million to $25 million at the time of purchase that are sold within 18 months of purchase.



(4) This amount represents the maximum charge payable if you sell your shares in the first year after purchase. The actual deferred sales charge you pay depends on how soon you redeem your shares after the purchase date.



(5) There is a $7.50 charge for wiring sale proceeds to your bank.



ANNUAL FUND OPERATING EXPENSES

(deducted directly from Fund assets)


                                            CONNECTICUT                      CONNECTICUT
                                             BOND FUND                 INTERMEDIATE BOND FUND
                                        (FISCAL YEAR ENDED               (FISCAL YEAR ENDED
                                         OCTOBER 31, 2001)                OCTOBER 31, 2001)
                                        ------------------                -----------------
                                    RETAIL A   RETAIL B   TRUST      RETAIL A   RETAIL B   TRUST
Management fee (%)                    0.75(6)    0.75(6)  0.75(6)      0.75(9)    0.75(9)  0.75(9)
------------------------------------------------------------------------------------------------
Distribution and service (12b-1)
fees (%)                              None       0.80(7)  None         None       0.80(7)  None
------------------------------------------------------------------------------------------------
Other expenses (%)                    0.50(6)(8)   0.47(6) 0.31(6)     0.37(8)    0.33     0.18
------------------------------------------------------------------------------------------------
Total annual fund operating
expenses (%)                          1.25(6)    2.02(6)  1.06(6)      1.12(9)    1.88(9)  0.93(9)



                                                                     LIBERTY FUND
                                                                 (PRO FORMA COMBINED)
                                                                 --------------------
                                                              CLASS T   CLASS G   CLASS Z
Management fee (%)(10)                                         0.75      0.75      0.75
-----------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                      None      0.80(7)   None
-----------------------------------------------------------------------------------------
Other expenses (%)                                             0.37(8)   0.25      0.17
-----------------------------------------------------------------------------------------
Total annual fund operating expenses (%)(10)                   1.12      1.80      0.92


If only the Acquisition of the Connecticut Bond Fund were to occur, the Total Annual Fund Operating Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                                     LIBERTY FUND
                                                                 (PRO FORMA COMBINED)
                                                                 --------------------
                                                              CLASS T   CLASS G   CLASS Z
Management fee (%)(11)                                         0.75      0.75      0.75
-----------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                      None      0.80(7)   None
-----------------------------------------------------------------------------------------
Other expenses (%)                                             0.46(8)   0.35      0.25
-----------------------------------------------------------------------------------------
Total annual fund operating expenses (%)(11)                   1.21      1.90      1.00

If only the Acquisition of the Connecticut Intermediate Bond Fund were to occur, the Total Annual Fund Operating Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                                     LIBERTY FUND
                                                                 (PRO FORMA COMBINED)
                                                                 --------------------
                                                              CLASS T   CLASS G   CLASS Z
Management fee (%)(12)                                         0.75      0.75      0.75
-----------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                      None      0.80(7)   None
-----------------------------------------------------------------------------------------
Other expenses (%)                                             0.39(8)   0.26      0.19
-----------------------------------------------------------------------------------------
Total annual fund operating expenses (%)(12)                   1.14      1.81      0.94


---------------

 (6) FIA is waiving a portion of the management fees so that such fees are expected to be 0.55%. Total fund operating expenses after these fee waivers are expected to be 1.05% for Retail A Shares, 1.82% for Retail B Shares and 0.86% for Trust Shares. These fee waivers are voluntary and may be revised or discontinued at any time.



 (7) Each Acquired Fund and the Liberty Fund may pay distribution and service (12b-1) fees of up to a maximum of 1.15% of such Fund's average daily net assets attributable to Retail B Shares and Class G shares, respectively (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.



 (8) Each Acquired Fund and the Liberty Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's average daily net assets attributable to Retail A Shares and Class T shares, respectively (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.



 (9) FIA is waiving a portion of the management fees so that such fees are expected to be 0.55%. Total fund operating expenses after this fee waiver are expected to be 0.92% for Retail A Shares, 1.68% for Retail B Shares and 0.73% for Trust Shares. This fee waiver may be revised or discontinued at any time.



(10) FIA intends to waive a portion of the management fees so that such fees are expected to be 0.55%. Total annual fund operating expenses after this fee waiver are expected to be 0.92%, 1.60% and 0.72% for Class T shares, Class G shares and Class Z shares, respectively. FIA has undertaken to maintain this fee waiver through the first anniversary of the consummation of the Acquisitions, after which this arrangement may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of an Acquired Fund as of March 31, 2002.



(11) FIA intends to waive a portion of the management fees so that such fees are expected to be 0.55%. Total annual fund operating expenses after this fee waiver are expected to be 1.01%, 1.70% and 0.80% for Class T shares, Class G shares and Class Z shares, respectively. FIA has undertaken to maintain this fee waiver through the first anniversary of the consummation of the Acquisition, after which this arrangement may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of an Acquired Fund as of March 31, 2002.



(12) FIA intends to waive a portion of the management fees so that such fees are expected to be 0.55%. Total annual fund operating expenses after this fee waiver are expected to be 0.94%, 1.61% and 0.74%, for Class T shares, Class G shares and Class Z shares, respectively. FIA has undertaken to maintain this fee waiver through the first anniversary of the consummation of the Acquisition, after which this arrangement may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of an Acquired Fund as of March 31, 2002.



EXAMPLE EXPENSES


Example Expenses help you compare the cost of investing in either the Connecticut Bond Fund or the Connecticut Intermediate Bond Fund currently with the cost of investing in the Liberty Fund on a pro forma combined basis and also allow you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The following hypothetical conditions were used in performing the calculations:

     - $10,000 initial investment

     - 5% total return for each year

     - Each Fund's operating expenses remain the same

     - Reinvestment of all dividends and distributions

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
CONNECTICUT BOND FUND
Retail A                                                      $596    $  853    $1,129     $1,915
--------------------------------------------------------------------------------------------------
Retail B(1)
  did not sell your shares                                     205       634     1,088      2,150
  sold all your shares at end of period                        705     1,034     1,388      2,150
--------------------------------------------------------------------------------------------------
Trust Shares                                                   108       337       585      1,294
--------------------------------------------------------------------------------------------------

CONNECTICUT INTERMEDIATE BOND FUND
Retail A                                                      $584    $  814    $1,063     $1,773
--------------------------------------------------------------------------------------------------
Retail B(1)
  did not sell your shares                                     191       591     1,016      2,003
  sold all your shares at end of period                        691       991     1,316      2,003
--------------------------------------------------------------------------------------------------
Trust Shares                                                    95       296       515      1,143
--------------------------------------------------------------------------------------------------

LIBERTY FUND (PRO FORMA COMBINED)
Class T                                                       $584    $  814    $1,063     $1,773
--------------------------------------------------------------------------------------------------
Class G(1)
  did not sell your shares                                     183       566       975      1,937
  sold all your shares at end of period                        683       966     1,275      1,937
--------------------------------------------------------------------------------------------------
Class Z                                                         94       293       509      1,131


The pro forma combined Example Expenses detailed above assume that both Acquisitions occur. The tables below present the pro forma combined Example Expenses assuming in each case that only one Acquired Fund approves the Acquisition.

If only the Acquisition of the Connecticut Bond Fund were to occur, the Example Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
LIBERTY FUND (PRO FORMA COMBINED)
Class T                                                    $592     $  841     $1,108      $1,871
--------------------------------------------------------------------------------------------------
Class G(1)
  did not sell your shares                                  193        597      1,026       2,043
  sold all your shares at end of period                     693        997      1,326       2,043
--------------------------------------------------------------------------------------------------
Class Z                                                     102        318        552       1,225


If only the Acquisition of the Connecticut Intermediate Bond Fund were to occur, the Example Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
LIBERTY FUND (PRO FORMA COMBINED)
Class T                                                    $586     $  820     $1,073      $1,795
--------------------------------------------------------------------------------------------------
Class G(1)
  did not sell your shares                                  184        569        980       1,951
  sold all your shares at end of period                     684        969      1,280       1,951
--------------------------------------------------------------------------------------------------
Class Z                                                      96        300        520       1,155


---------------

(1) Assumes Retail B Shares of an Acquired Fund automatically convert to Retail A Shares of such Acquired Fund and Class G shares of the Liberty Fund automatically convert to Class T shares of the Liberty Fund, eight years after purchase.


The projected post-Acquisition pro forma Annual Fund Operating Expenses and Example Expenses presented above are based upon numerous material assumptions, including that (1) the current contractual agreements will remain in place and (2) certain fixed costs involved in operating the Connecticut Bond Fund and the Connecticut Intermediate Bond Fund are eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which are beyond the control of the Liberty Fund or Columbia.


4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE CONNECTICUT BOND FUND, CONNECTICUT INTERMEDIATE BOND FUND AND LIBERTY FUND COMPARE?



The Connecticut Intermediate Bond Fund and the Liberty Fund have the same investment goals, strategies and policies. This table compares the investment goal and principal investment strategies of the Connecticut Bond Fund to those of the Connecticut Intermediate Bond Fund and the Liberty Fund.



                                                                  CONNECTICUT INTERMEDIATE BOND FUND
               CONNECTICUT BOND FUND                                       AND LIBERTY FUND
INVESTMENT GOAL: The Fund seeks as high a level of        INVESTMENT GOAL: Each Fund seeks to provide
current interest income exempt from federal income        investors with current income, exempt from both
tax and, to the extent possible, from Connecticut         federal and Connecticut personal income tax, with a
personal income tax, as is consistent with relative       secondary goal of preserving capital.
stability of principal.

PRINCIPAL INVESTMENT STRATEGIES: The Fund seeks to        PRINCIPAL INVESTMENT STRATEGIES: Each Fund seeks to
achieve its goal as follows:                              achieve its goal as follows:

- The Fund normally invests at least 80% of its net       - The Fund invests primarily in municipal
  assets plus any borrowings for investment pur-            securities, which are securities issued by state
  poses in Connecticut municipal securities, which          and local governments and other political or
  are securities issued by the State of Connecticut         public bodies or agencies and that pay interest
  and other government issuers (and may include             which is exempt from federal income tax
  issuers located outside Connecticut) and that pay         (including the federal alternative minimum tax).
  interest which is exempt from both federal in-            The Fund normally invests at least 80% of its net
  come tax (including the federal alternative mini-         assets plus any borrowings for investment
  mum tax) and Connecticut state income tax on              purposes in Connecticut municipal securities,
  individuals, trust and estates.                           which are securities issued by the State of
                                                            Connecticut and other government issuers (and may
- Under normal circumstances, the Fund will in-             include issuers located outside Connecticut) and
  vest no more than 20% of its net assets in                that pay interest which is exempt from both
  taxable obligations, such as U.S. Government              federal income tax (including the federal
  obligations, money market instruments and                 alternative minimum tax) and the Connecticut
  repurchase agreements.                                    State income tax on individuals, trusts and
                                                            estates, and mutual funds that invest in
                                                            Connecticut municipal securities.

- Municipal securities purchased by the Fund may          - Under normal circumstances, the Fund will in-
  include general obligation securities, revenue            vest no more than 20% of its net assets in
  securities and private activity bonds. The                taxable obligations, such as U.S. Government
  interest on private activity bonds may be subject         obligations, corporate bonds, money market
  to the federal alternative minimum tax.                   instruments, including commercial paper and bank
  Investments in private activity bonds will not be         obligations, and repurchase agreements.
  treated as investments in tax-exempt municipal
  securities for purposes of the 80% requirement          - Municipal securities purchased by the Fund may
  stated above.                                             include general obligation securities, revenue
                                                            se-

                                                                  CONNECTICUT INTERMEDIATE BOND FUND
               CONNECTICUT BOND FUND                                       AND LIBERTY FUND
- In selecting portfolio securities for the Fund,           curities and private activity bonds. The interest
  the investment adviser evaluates the suitability          on private activity bonds may be subject to the
  of available bonds according to such factors as           federal alternative minimum tax. Investments in
  creditworthiness, maturity, liquidity and                 private activity bonds will not be treated as in-
  interest rates. It also determines the                    vestments in tax-exempt municipal securities for
  appropriate allocation of the Fund's assets among         purposes of the 80% requirement stated above.
  various issuers and industry sectors.
                                                          - The Fund may, from time to time, invest as a
- Nearly all of the Fund's investments will be of           hedging strategy in a limited amount of futures
  investment grade quality. These are securities            contracts or options on futures contracts. The
  which have one of the top four ratings assigned           Fund may only use futures contracts and options
  by Standard & Poor's Ratings Group (S&P) or               on futures contracts, commonly referred to as
  Moody's Investors Service, Inc. (Moody's), or are         derivatives, in an effort to offset unfavorable
  unrated securities determined by the adviser to           changes in the value of securities held by the
  be of comparable quality. Under normal market             Fund for investment purposes.
  conditions, the Fund will invest at least 65% of
  its total assets in securities that have one of         - In selecting portfolio securities for the Fund,
  the top three ratings assigned by S&P or Moody's          the investment adviser evaluates the suitability of
  or unrated securities determined by the adviser           available bonds according to such factors as
  to be of comparable quality. Occasionally, the            creditworthiness, maturity, liquidity and
  rating of a security held by the Fund may be              interest rates. It also determines the
  downgraded to below investment grade. If that             appropriate allocation of the Fund's assets among
  happens, the Fund doesn't have to sell the                various issuers and industry sectors.
  security unless the adviser determines that under
  the circumstances the security is no longer an          - Nearly all of the Fund's investments will be of
  appropriate investment for the Fund. However, the         investment grade quality. These are securities
  Fund will sell promptly any securities that are           which have one of the top four ratings assigned
  not rated investment grade by either S&P or               by S&P or Moody's, or are unrated securities
  Moody's if such securities exceed 5% of the               determined by the adviser to be of comparable
  Fund's net assets.                                        quality. The adviser expects, however, that most
                                                            of the securities purchased by the Fund will have
- The Fund's average weighted maturity will vary            one of the top three ratings assigned by S&P or
  from time to time depending on current economic           Moody's, or will be unrated securities determined
  and market conditions and the investment                  by the adviser to be of comparable quality. Occa-
  adviser's assessment of probable changes in               sionally, the rating of a security held by the
  interest rates.                                           Fund may be downgraded to below investment grade.
                                                            If that happens, the Fund doesn't have to sell
- The Fund will sell a portfolio security when, as          the security unless the investment adviser
  a result of changes in the economy or the                 determines that under the circumstances the
  performance of the security or other                      security is no longer an appropriate investment
  circumstances, the adviser believes that holding          for the Fund. However, the Fund will sell
  the security is no longer consistent with the             promptly any securities that are not rated
  Fund's investment objective.                              investment grade by either S&P or Moody's if such
                                                            securities exceed 5% of the Fund's net assets.

                                                                  CONNECTICUT INTERMEDIATE BOND FUND
               CONNECTICUT BOND FUND                                       AND LIBERTY FUND
                                                          - The Fund is permitted to invest in municipal
                                                            securities with any maturity. However, under
                                                            normal circumstances, the Fund's average weighted
                                                            maturity will be between five and ten years.

                                                          - The Fund will sell a portfolio security when, as
                                                            a result of changes in the economy or the perform-
                                                            ance of the security or other circumstances, the
                                                            investment adviser believes that holding the se-
                                                            curity is no longer consistent with the Fund's
                                                            investment objective.



Shareholders of the Connecticut Bond Fund should note that, although the investment goals and strategies of the Liberty Fund are generally similar to those of the Connecticut Bond Fund, there may be some differences in the investment approach of the combined fund. In particular, the Liberty Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. In addition, the Liberty Fund's average weighted maturity under normal circumstances will be between five and ten years, whereas the Connecticut Intermediate Bond Fund's average weighted maturity will vary from time to time depending on current market and economic conditions and the investment adviser's assessment of probable changes in interest rates.


For more information concerning investment policies and restrictions, see each Fund's Statement of Additional Information.


5. WHAT CLASS OF LIBERTY FUND SHARES WILL I RECEIVE IF THE ACQUISITION RELATING TO MY ACQUIRED FUND OCCURS?



If you own Retail A Shares of the Connecticut Bond Fund or Connecticut Intermediate Bond Fund, you will receive Class T shares of the Liberty Fund. The initial sales charge will not apply to Class T shares you receive in connection with the Acquisitions. Class T shares will continue to be available for purchase after consummation of the Acquisitions by former Retail A shareholders of the Acquired Funds. Class T shares will not be sold to new investors. An initial sales charge will apply to any purchases of Class T shares of the Liberty Fund you make after consummation of the Acquisitions. If you purchased $1 million or more of Retail A Shares of an Acquired Fund within one year of the consummation of the Acquisitions and did not pay a front-end sales charge, the Class T shares you acquire in the Acquisitions will be subject to a 1% CDSC if you sell the shares within one year after you purchased your Acquired Fund Retail A Shares.



If you own Retail B Shares of the Connecticut Bond Fund or Connecticut Intermediate Bond Fund, you will receive Class G shares of the Liberty Fund. The CDSC applicable to your Acquired Fund Retail B Shares will apply to your redemption of Class G shares you receive in the Acquisitions. Class G shares will continue to be available for purchase after consummation of the Acquisitions by former Retail B shareholders of the Acquired Funds. Class G shares will not be sold to new investors.


If you own Trust Shares of the Connecticut Bond Fund or Connecticut Intermediate Bond Fund, you will receive Class Z shares of the Liberty Fund.


For more information on the characteristics of the Liberty Fund shares you will receive in comparison to the Acquired Fund shares you currently own, please see the section "Information About the Acquisitions -- Shares You Will Receive" in the "Proposal" section of this Prospectus/Proxy and Appendix D.



6.  WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITIONS?


The Acquisitions are expected to be tax-free to you for federal income tax purposes. This means that neither you nor your Acquired Fund is expected to recognize a gain or loss as a result of the Acquisitions.

Immediately prior to the Acquisitions, each Acquired Fund will declare and pay a distribution of all net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, to its shareholders.

The cost basis and holding period of your Acquired Fund shares are expected to carry over to your new shares in the Liberty Fund.

                                    PROPOSAL

         ACQUISITION OF THE GALAXY CONNECTICUT MUNICIPAL BOND FUND AND
              GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

          BY THE LIBERTY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND



THE PROPOSAL



     Shareholders of the Connecticut Bond Fund and Connecticut Intermediate Bond Fund are being asked to approve the Agreement and Plan of Reorganization dated June 19, 2002, among Galaxy on behalf of the Connecticut Bond Fund and Connecticut Intermediate Bond Fund, Liberty V on behalf of the Liberty Fund, and Columbia. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of your Acquired Fund by the Liberty Fund under the Agreement and Plan of Reorganization.



PRINCIPAL INVESTMENT RISKS



     All of the principal risks applicable to the Funds are described in the table below. As previously noted, the Liberty Fund has the same investment goal, policies and strategies as the Connecticut Intermediate Bond Fund. Accordingly, an investment in the Connecticut Intermediate Bond Fund involves risks that are the same as those to which an investment in the Liberty Fund is subject. As a result, the Acquisition will not expose the shareholders of the Connecticut Intermediate Bond Fund to any additional principal risks. However, the Acquisition will expose the shareholders of the Connecticut Bond Fund to the following additional principal risk (capitalized term is described in the table that follows this discussion): Hedging.



PRINCIPAL RISK                                                  FUNDS SUBJECT TO RISK
-------------------------------------------------------------------------------------
INTEREST RATE RISK -- The prices of debt securities,            Connecticut Bond
including municipal securities, tend to move in the opposite      Fund
direction to interest rates. When rates are rising, the         Connecticut
prices of debt securities tend to fall. When rates are            Intermediate Bond
falling, the prices of debt securities tend to rise.              Fund
Generally, the longer the time until maturity, the more         Liberty Fund
sensitive the price of a debt security is to interest rate
changes.
-------------------------------------------------------------------------------------
CREDIT RISK -- The value of debt securities, including          Connecticut Bond
municipal securities, also depends on the ability of issuers      Fund
to make principal and interest payments. If an issuer can't     Connecticut
meet its payment obligations or if its credit rating is           Intermediate Bond
lowered, the value of its debt securities will fall. The          Fund
debt securities which have the lowest of the top four           Liberty Fund
ratings assigned by S&P, Moody's or another nationally
recognized statistical ratings organization have speculative characteristics. Changes in the economy are more likely to
affect the ability of issuers of these securities to make
payments of principal and interest than is the case with
higher-rated securities. The ability of a state or local
government issuer to make payments can be affected by many
factors, including economic conditions, the flow of tax
revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from
limited revenue sources or by private entities.
-------------------------------------------------------------------------------------
HEDGING RISK -- The Funds may invest in derivatives, such as    Connecticut
futures and options on futures, to hedge against market           Intermediate Bond
risk. There is no guarantee hedging will always work. It can      Fund
also prevent a Fund from making a gain if markets move in       Liberty Fund
opposite direction to the hedge. These instruments may be
leveraged so that small changes may produce disproportionate losses to a Fund.
-------------------------------------------------------------------------------------
LACK OF DIVERSIFICATION RISK -- The Funds are not               Connecticut Bond
diversified, which means that they can invest a large             Fund
percentage of their assets in a small number of issuers. As     Connecticut
a result, a change in the value of any one investment held        Intermediate Bond
by a Fund may affect the overall value of the Fund much more      Fund
than it would affect a diversified fund which holds more        Liberty Fund
investments.
-------------------------------------------------------------------------------------

PRINCIPAL RISK                                                  FUNDS SUBJECT TO RISK
-------------------------------------------------------------------------------------
PREPAYMENT/EXTENSION RISK -- Changes in interest rates may      Connecticut Bond
cause certain municipal securities held by a Fund to be paid      Fund
off much sooner or later than expected, which could             Connecticut
adversely affect the Fund's value. In the event that a            Intermediate Bond
security is paid off sooner than expected because of a            Fund
decline in interest rates, a Fund may be unable to recoup       Liberty Fund
all of its initial investment and may also suffer from
having to reinvest in lower-yielding securities. In the
event of a later than expected payment because of a rise in
interest rates, the value of the obligation will decrease
and a Fund may suffer from the inability to invest in
higher-yielding securities.
-------------------------------------------------------------------------------------
SINGLE STATE RISK -- Because the Funds invest primarily in      Connecticut Bond
Connecticut municipal securities, they are likely to be           Fund
especially susceptible to economic, political and regulatory    Connecticut
events that affect Connecticut.                                   Intermediate Bond
                                                                  Fund
                                                                Liberty Fund
-------------------------------------------------------------------------------------
SELECTION OF INVESTMENTS RISK -- The investment adviser         Connecticut Bond
evaluates the risks and rewards presented by all securities       Fund
purchased by a Fund and how they advance the Fund's             Connecticut
investment objective. It's possible, however, that these          Intermediate Bond
evaluations will prove to be inaccurate.                          Fund
                                                                Liberty Fund
-------------------------------------------------------------------------------------



INFORMATION ABOUT THE ACQUISITIONS


  General

     Although the Galaxy Trustees are proposing that the Liberty Fund acquire each of the Acquired Funds, each proposed Acquisition is not conditioned upon the approval of the other proposed Acquisition. Accordingly, in the event that the shareholders of one Acquired Fund approve the Acquisition but the shareholders of the other Acquired Fund do not, it is expected that the approved Acquisition will, subject to the terms of the Agreement and Plan of Reorganization, take place as described below.

     Shareholders who object to the Acquisition of their Acquired Fund by the Liberty Fund will not be entitled under Massachusetts law or Galaxy's Declaration of Trust to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Acquisitions as proposed are not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisitions are consummated, shareholders will be free to redeem the shares of the Liberty Fund which they receive in the transaction at their current net asset value, less any applicable CDSC. In addition, you may redeem your Acquired Fund shares at any time prior to the consummation of the Acquisitions.

  Shares You Will Receive


     If the Acquisition of your Acquired Fund occurs and you own Retail A Shares of your Acquired Fund, you will receive Class T shares of the Liberty Fund. Class T shares will continue to be available for purchase after consummation of the Acquisitions by former Retail A shareholders of the Acquired Funds. Class T shares will not be sold to new investors. As compared to the Acquired Fund Retail A Shares you currently own, the Class T shares you receive in exchange for such shares will have the following characteristics:


     - Class T shares you receive in exchange for your Acquired Fund Retail A Shares will have an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund Retail A Shares as of the business day before the closing of the Acquisitions.

     - Class T shares are subject to the same initial sales charge as Acquired Fund Retail A Shares; however, the Class T shares you receive in exchange for your Acquired Fund Retail A Shares will not be subject to an initial sales charge.


     - If you purchased $1 million or more of Retail A Shares of an Acquired Fund within one year of the consummation of the Acquisitions, the Class T shares of the Liberty Fund you acquire in the Acquisitions will be subject to a CDSC if you sell the shares within one year after you purchased your Acquired Fund Retail A Shares. Class T share purchases aggregating $1 million to $25 million made after consummation of the Acquisitions will be subject to a 1% CDSC if they are redeemed within 18 months of purchase.


     - Class T shares are subject to the same shareholder servicing fees as Acquired Fund Retail A Shares.

     - The procedures for purchasing and redeeming your shares will be the same after the Acquisitions as they are currently.

     - Class T shares acquired in the Acquisitions may be exchanged for Class T shares or Class A shares of any other fund sold by Liberty Funds Distributor, Inc. However, once Class T shares are exchanged for Class A shares, they cannot be exchanged back into Class T shares.

     - You will have voting rights similar to those you currently have, but as a shareholder of the Liberty Fund and Liberty V.


     If the Acquisition of your Acquired Fund occurs and you own Retail B Shares of your Acquired Fund, you will receive Class G shares of the Liberty Fund. As compared to the Acquired Fund Retail B Shares you currently own, the Class G shares you receive in exchange for such shares will have the following characteristics:



     - Class G shares you receive in exchange for your Acquired Fund Retail B Shares will have an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund Retail B Shares as of the business day before the closing of the Acquisitions.



     - Class G shares are subject to a CDSC, but for purposes of determining the CDSC applicable to any redemption of Class G shares you acquire in the Acquisitions, the new shares will continue to age from the date you purchased your Acquired Fund Retail B Shares.



     - Class G shares are subject to the same distribution and service fees as Acquired Fund Retail B Shares.


     - The procedures for purchasing and redeeming your shares will be the same after the Acquisitions as they are currently.

     - Class G shares acquired in the Acquisitions may be exchanged for Class G shares or Class B shares of any other fund sold by Liberty Funds Distributor, Inc. However, once Class G shares are exchanged for Class B shares, they cannot be exchanged back into Class G shares.


     - You will have voting rights similar to those you currently have, but as a shareholder of the Liberty Fund and Liberty V.



     If the Acquisition of your Acquired Fund occurs and you own Trust Shares of your Acquired Fund, you will receive Class Z shares of the Liberty Fund. As compared to the Acquired Fund Trust Shares you currently own, the Class Z shares you receive in exchange for such shares will have the following characteristics:


     - Class Z shares you receive in exchange for your Acquired Fund Trust Shares will have an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund Trust Shares as of the business day before closing of the Acquisitions.


     - The procedures for purchasing and redeeming your shares will be similar after the Acquisitions to those you currently follow, although there will be some differences. For example, Class Z shares can be purchased and redeemed through financial advisors or directly through the Liberty Fund's distributor while Trust Shares can only be purchased and redeemed through financial institutions.

     - You will be able to exchange your Class Z shares for Class Z shares of any other fund sold by Liberty Funds Distributor, Inc., while your Acquired Fund Trust Shares may be exchanged for Trust Shares of another Galaxy fund or Class Z shares of any fund sold by Liberty Funds Distributor, Inc.


     - You will have voting rights similar to those you currently have, but as a shareholder of the Liberty Fund and Liberty V.


     Please see Appendix D for more information concerning similarities and differences between the various share classes of the Liberty Fund and the Acquired Funds.



     Information concerning capitalization of each of the Funds is provided below under "Capitalization."


  Reasons for the Acquisitions


     On November 1, 2001, Fleet National Bank, which is a wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"), completed its acquisition of the investment management business of Liberty Financial Companies, Inc. ("LFC"). As a result of this acquisition and subsequent organizational restructuring, FIA, the investment adviser to each Fund, along with FleetBoston's and LFC's other investment management operations, became part of Columbia, which is an indirect wholly owned subsidiary of FleetBoston. Galaxy and Liberty V are two of a number of mutual fund families constituting the Columbia Group Funds. Columbia has proposed a number of fund acquisitions and liquidations involving the Columbia Group Funds in addition to the Acquisitions described in this Prospectus/Proxy. The overall purposes of these fund acquisitions and liquidations include consolidating and rationalizing the product offerings of the Columbia Group Funds, positioning the Columbia Group Funds for improved distribution, creating larger, more efficient funds, and permitting Columbia to concentrate its portfolio management and distribution resources on a more focused group of portfolios.*



     The Trustees of Galaxy, including all of the Trustees who are not "interested persons" of Galaxy, and the Trustees of Liberty V, including all of the Trustees who are not "interested persons" of Liberty V, have determined that each Acquisition would be in the best interests of each Fund's shareholders and that the interests of existing shareholders in each Fund would not be diluted as a result of the Acquisition. The Trustees of Galaxy have unanimously approved each Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy.


     In proposing the Acquisitions, Columbia presented to the Galaxy Trustees, at meetings held on June 10-11, 2002 and June 17, 2002, the following reasons for the Connecticut Bond Fund and Connecticut Intermediate Bond Fund to enter into the Acquisitions:


     - The Acquisitions are intended to create a larger fund with an investment goal and strategies more closely aligned with Columbia's tax-exempt strategy, and generally similar to those of the Connecticut Bond Fund and the same as those of the Connecticut Intermediate Bond Fund.



     - Based on estimated expense ratios as of March 31, 2002, shareholders of the Connecticut Bond Fund and Connecticut Intermediate Bond Fund are expected to experience the same or lower expenses.


     - The Acquisitions are intended to permit each Acquired Fund's shareholders to exchange their investment for an investment in the Liberty Fund without recognizing gain or loss for federal income tax purposes. By contrast, if an Acquired Fund shareholder were to redeem his or her shares to invest in another fund, such as the Liberty Fund, the transaction would be a taxable event for such shareholder. Similarly, if an Acquired Fund were liquidated or reorganized in a taxable transaction, the transaction would be a taxable event for the Acquired Fund's shareholders. After the Acquisitions, shareholders may redeem any or all of their Liberty Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

---------------


* In addition, Columbia may combine the operations of some or all of its investment advisory subsidiaries within a single legal entity. Although Columbia expects that approval of any such combination by shareholders of the Funds would not be required, Columbia would plan to notify Fund shareholders.

     The Galaxy Trustees considered that shareholders of an Acquired Fund who do not want to become shareholders of the Liberty Fund, whether because they wish to realize an unrealized loss on their shares or otherwise, could redeem their shares in the Acquired Fund prior to the Acquisitions.

     In addition, the Trustees considered the relative Fund performance results set forth below under "Performance Information." No assurance can be given that the Liberty Fund will achieve any particular level of performance after the Acquisitions.

  Terms of the Agreement and Plan of Reorganization


     If approved by the shareholders of each Acquired Fund, the Acquisitions of the Connecticut Intermediate Bond Fund and Connecticut Bond Fund are expected to occur on or around November 15, 2002 and November 22, 2002, respectively, or such other dates as the parties may agree. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy for your review. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:



     - Each Acquired Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Liberty Fund in exchange for shares of a similar class of the Liberty Fund** with an aggregate net asset value equal to the net value of the transferred assets and liabilities.



     - The Acquisitions will occur on the next business day after the time when the assets of each Fund are valued for purposes of the Acquisitions.


     - The shares of each class of the Liberty Fund received by each Acquired Fund will be distributed to each Acquired Fund's respective shareholders of the corresponding class pro rata in accordance with their percentage ownership of such class of such Acquired Fund in full liquidation of such Acquired Fund.

     - After the Acquisitions, each Acquired Fund will be terminated, and its affairs will be wound up in an orderly fashion.


     - Each Acquisition requires approval by the respective Acquired Fund's shareholders and satisfaction of a number of other conditions. Each Acquisition may be terminated at any time with the approval of the Trustees of both Galaxy and Liberty V or, under certain conditions, by either Galaxy or Liberty V.

---------------


** Retail A shareholders of the Acquired Funds will receive Class T shares of the Liberty Fund, Retail B shareholders of the Acquired Funds will receive Class G shares of the Liberty Fund and Trust shareholders of the Acquired Funds will receive Class Z shares of the Liberty Fund, in each case as discussed under the section "Information About the Acquisitions -- Shares You Will Receive" in the "Proposal" section of this Prospectus/Proxy.



  Capitalization



     The following table shows on an unaudited basis the capitalization of each of the Connecticut Bond Fund and Connecticut Intermediate Bond Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of both Acquired Funds by the Liberty Fund at net asset value as of that date.



                                                                   CONNECTICUT     LIBERTY FUND
                                                     CONNECTICUT   INTERMEDIATE     PRO FORMA
                                                      BOND FUND     BOND FUND+    COMBINED(1)(2)
                                                     -----------   ------------   --------------
Retail A and Class T(3)
Net asset value....................................  $23,242,479   $ 25,396,355   $   48,638,834
Shares outstanding.................................    2,147,204      2,353,455        4,507,531
Net asset value per share..........................  $     10.82   $      10.79   $        10.79

Retail B and Class G(3)
Net asset value....................................  $   260,670   $     70,646   $      331,316
Shares outstanding.................................       24,080          6,547           30,705
Net asset value per share..........................  $     10.82   $      10.79   $        10.79

                                                                   CONNECTICUT     LIBERTY FUND
                                                     CONNECTICUT   INTERMEDIATE     PRO FORMA
                                                      BOND FUND     BOND FUND+    COMBINED(1)(2)
                                                     -----------   ------------   --------------
Trust and Class Z(3)
Net asset value....................................  $33,977,806   $105,230,105   $  139,207,911
Shares outstanding.................................    3,138,870      9,751,936       12,900,945
Net asset value per share..........................  $     10.82   $      10.79   $        10.79


---------------

 + The Connecticut Intermediate Bond Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisitions were consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of the existing shares of the Connecticut Intermediate Bond Fund on May 31, 2002. As of May 31, 2002, there were no Class T, Class G or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Connecticut Bond Fund and Connecticut Intermediate Bond Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisitions.



(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Acquired Funds and Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund pro forma combined.



     The following table shows on an unaudited basis the capitalization of the Connecticut Bond Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Connecticut Bond Fund, but not the Connecticut Intermediate Bond Fund, by the Liberty Fund at net asset value as of that date.



                                                                             LIBERTY FUND
                                                              CONNECTICUT     PRO FORMA
                                                              BOND FUND+    COMBINED(1)(2)
                                                              -----------   --------------
Retail A and Class T(3)
Net asset value.............................................  $23,242,479     $23,242,479
Shares outstanding..........................................    2,147,204       2,147,204
Net asset value per share...................................  $     10.82     $     10.82

Retail B and Class G(3)
Net asset value.............................................  $   260,670     $   260,670
Shares outstanding..........................................       24,080          24,080
Net asset value per share...................................  $     10.82     $     10.82

Trust and Class Z(3)
Net asset value.............................................  $33,977,806     $33,977,806
Shares outstanding..........................................    3,138,870       3,138,870
Net asset value per share...................................  $     10.82     $     10.82


---------------

 + If the Connecticut Intermediate Bond Fund shareholders do not approve its Acquisition, the Connecticut Bond Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisition was consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of the Connecticut Bond Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of the existing shares of the Connecticut Bond Fund on May 31, 2002. As of May 31, 2002, there were no Class T, Class G or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Connecticut Bond Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition.



(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Connecticut Bond Fund and Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund pro forma combined.

     The following table shows on an unaudited basis the capitalization of the Connecticut Intermediate Bond Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Connecticut Intermediate Bond Fund, but not the Connecticut Bond Fund, by the Liberty Fund at net asset value as of that date.



                                                              CONNECTICUT     LIBERTY FUND
                                                              INTERMEDIATE     PRO FORMA
                                                               BOND FUND+    COMBINED(1)(2)
                                                              ------------   --------------
Retail A and Class T(3)
Net asset value.............................................  $ 25,396,355    $ 25,396,355
Shares outstanding..........................................     2,353,455       2,353,455
Net asset value per share...................................  $      10.79    $      10.79

Retail B and Class G(3)
Net asset value.............................................  $     70,646    $     70,646
Shares outstanding..........................................         6,547           6,547
Net asset value per share...................................  $      10.79    $      10.79

Trust and Class Z(3)
Net asset value.............................................  $105,230,105    $105,230,105
Shares outstanding..........................................     9,751,936       9,751,936
Net asset value per share...................................  $      10.79    $      10.79


---------------

 + The Connecticut Intermediate Bond Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisition was consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of the Connecticut Intermediate Bond Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of the existing shares of the Connecticut Intermediate Bond Fund on May 31, 2002. As of May 31, 2002, there were no Class T, Class G or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Connecticut Intermediate Bond Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition.



(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Connecticut Intermediate Bond Fund and Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund pro forma combined.



  Financial Highlights of the Connecticut Intermediate Bond Fund



     The Connecticut Intermediate Bond Fund will be the accounting survivor for the Liberty Fund for financial statement purposes. The financial highlights tables that follow will help you understand the financial performance for the Connecticut Intermediate Bond Fund for the past five years (or the period since a particular class of shares was first offered). Certain information reflects the performance of a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in shares of the Connecticut Intermediate Bond Fund, assuming all dividends and distributions were reinvested. The information for the fiscal year or period ended October 31, 2001 and 2000 has been audited by Ernst & Young, LLP, independent auditors. The information for the fiscal years ended May 31, 1999, 1998 and 1997 was audited by the former independent accountants for the Connecticut Intermediate Municipal Bond Fund of the Boston 1784 Funds, the predecessor to the Connecticut Intermediate Bond Fund. The information for the six month period ended April 30, 2002 is unaudited.

              GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND*


                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                RETAIL A SHARES



                                                     SIX MONTHS ENDED    YEAR ENDED     PERIOD ENDED
                                                        APRIL 30,        OCTOBER 31,    OCTOBER 31,
                                                           2002             2001          2000(1)
                                                     ----------------    -----------    ------------
                                                       (UNAUDITED)
Net asset value, beginning of period...............      $ 10.92           $ 10.41         $10.22
                                                         -------           -------         ------
Income from investment operations:
  Net investment income(2).........................         0.21              0.43           0.15(4)
  Net realized and unrealized gain (loss) on
     investments...................................        (0.14)             0.50           0.19
                                                         -------           -------         ------
Total from investment operations...................         0.07              0.93           0.34
                                                         -------           -------         ------
Less distributions:
  Distributions from net investment income.........        (0.21)            (0.42)         (0.15)
                                                         -------           -------         ------
Total distributions................................        (0.21)            (0.42)         (0.15)
                                                         -------           -------         ------
Net increase (decrease) in net asset value.........        (0.14)             0.51           0.19
                                                         -------           -------         ------
Net asset value, end of period.....................      $ 10.78           $ 10.92         $10.41
                                                         =======           =======         ======
Total return(3)....................................         0.65%(5)          9.10%          3.23%(5)
Ratios/supplemental data:
  Net assets, end of period (in 000s)..............      $25,979           $27,691         $   66
Ratios to average net assets:
  Net investment income including
     reimbursement/waiver..........................         3.90%(6)          3.97%          4.20%(6)
  Operating expenses including
     reimbursement/waiver..........................         0.88%(6)          0.93%          0.95%(6)
  Operating expenses excluding
     reimbursement/waiver..........................         1.08%(6)          1.12%          1.37%(6)
Portfolio turnover rate............................            3%(5)            36%            30%(5)


---------------

 * The Fund commenced operations on August 1, 1994 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. On June 26, 2001, BKB Shares converted into Retail A Shares.



(1) The Fund began offering Retail A Shares on June 26, 2000.



(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2002 (unaudited), the year ended October 31, 2001 and the period ended October 31, 2000 was $0.20, $0.41 and $0.14(4), respectively.



(3) Calculation does not include the effect of any sales charges for Retail A Shares.



(4) The selected per share data was calculated using the weighted average shares outstanding method for the year.



(5) Not Annualized.



(6) Annualized.

              GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND


                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                RETAIL B SHARES



                                                                SIX MONTHS       PERIOD ENDED
                                                              ENDED APRIL 30,    OCTOBER 31,
                                                                   2002            2001(1)
                                                              ---------------    ------------
                                                                (UNAUDITED)
Net asset value, beginning of period........................      $10.92            $10.69
                                                                  ------            ------
Income from investment operations:
  Net investment income(2)..................................        0.17              0.23
  Net realized and unrealized gain (loss) on investments....       (0.14)             0.23
                                                                  ------            ------
Total from investment operations............................        0.03              0.46
                                                                  ------            ------
Less distributions:
  Distributions from net investment income..................       (0.17)            (0.23)
                                                                  ------            ------
Total distributions.........................................       (0.17)            (0.23)
                                                                  ------            ------
Net increase (decrease) in net asset value..................       (0.14)             0.23
                                                                  ------            ------
Net asset value, end of period..............................      $10.78            $10.92
                                                                  ======            ======
Total return(3).............................................        0.30%(4)          4.33%(4)
Ratios/supplemental data:
  Net assets, end of period (in 000s).......................      $   70            $   46
Ratios to average net assets:
  Net investment income including reimbursement/waiver......        3.21%(5)          3.21%(5)
  Operating expenses including reimbursement/waiver.........        1.57%(5)          1.69%(5)
  Operating expenses excluding reimbursement/waiver.........        1.77%(5)          1.88%(5)
Portfolio turnover rate.....................................           3%(4)            36%


---------------

(1) The Fund began issuing Retail B Shares on March 1, 2001.



(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the six months ended April 30, 2002 (unaudited), and the period ended October 31, 2001 was $0.16 and $0.22, respectively.



(3) Calculation does not include the effect of any sales charges for Retail B Shares.



(4) Not Annualized.



(5) Annualized.

              GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND*


                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                  TRUST SHARES



                                       SIX MONTHS      YEAR ENDED    PERIOD ENDED              YEARS ENDED MAY 31,
                                     ENDED APRIL 30,   OCTOBER 31,   OCTOBER 31,    -----------------------------------------
                                          2002            2001           2000         2000       1999       1998       1997
                                     ---------------   -----------   ------------   --------   --------   --------   --------
                                       (UNAUDITED)
Net asset value, beginning of
  period...........................     $  10.92        $  10.41       $  10.00     $  10.67   $  10.81   $  10.38   $  10.17
                                        --------        --------       --------     --------   --------   --------   --------
Income from investment operations:
  Net investment income(1).........         0.22            0.44           0.19(2)      0.46       0.48       0.50       0.51
  Net realized and unrealized gain
    (loss) on investments..........        (0.14)           0.51           0.41        (0.62)     (0.08)      0.45       0.21
                                        --------        --------       --------     --------   --------   --------   --------
Total from investment operations...         0.08            0.95           0.60        (0.16)      0.40       0.95       0.72
                                        --------        --------       --------     --------   --------   --------   --------
Less distributions:
  Distributions from net investment
    income.........................        (0.22)          (0.44)         (0.19)       (0.46)     (0.48)     (0.50)     (0.51)
  Distributions from net realized
    capital gains..................           --              --             --        (0.05)     (0.06)     (0.02)        --
                                        --------        --------       --------     --------   --------   --------   --------
Total distributions................        (0.22)          (0.44)         (0.19)       (0.51)     (0.54)     (0.52)     (0.51)
                                        --------        --------       --------     --------   --------   --------   --------
Net increase (decrease) in net
  asset value......................        (0.14)           0.51           0.41        (0.67)     (0.14)      0.43       0.21
                                        --------        --------       --------     --------   --------   --------   --------
Net asset value, end of period.....     $  10.78        $  10.92       $  10.41     $  10.00   $  10.67   $  10.81   $  10.38
                                        ========        ========       ========     ========   ========   ========   ========
Total return.......................         0.73%(3)        9.32%          6.01%(3)    (1.45)%     3.72%      9.29%      7.26%
Ratios/supplemental data:
  Net assets, end of period (in
    000s)..........................     $108,904        $113,952       $121,974     $148,902   $187,725   $142,107   $103,104
Ratios to average net assets:
  Net investment income (loss)
    including
    reimbursement/waiver...........         4.07%(4)        4.14%          4.37%(4)     4.52%      4.37%      4.66%      4.94%
  Operating expenses including
    reimbursement/waiver...........         0.71%(4)        0.76%          0.78%(4)     0.80%      0.80%      0.80%      0.76%
  Operating expenses excluding
    reimbursement/waiver...........         0.92%(4)        0.93%          0.94%(4)     1.12%      1.12%      1.14%      1.17%
Portfolio turnover rate............            3%(3)          36%            30%(3)       30%        19%        17%         4%


---------------

 * The Fund commenced operations on August 1, 1994 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund.



(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2002 (unaudited), the year ended October 31, 2001, and the period ended October 31, 2000 was $0.21, $0.42 and $0.18(2), respectively.



(2) The selected per share data was calculated using the weighted average shares outstanding method for the period.



(3) Not Annualized.



(4) Annualized.


  Federal Income Tax Consequences


     Each Acquisition is intended to be a tax-free reorganization. Ropes & Gray, Liberty V's counsel, has delivered to each Acquired Fund and the Liberty Fund an opinion, and the closing of each Acquisition will be conditioned on receipt of a letter from Ropes & Gray confirming such opinion, to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), although not entirely free from doubt, for federal income tax purposes:


     - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the relevant Acquired Fund or the shareholders of such Acquired Fund as a result of either Acquisition;

     - under Section 358 of the Code, the tax basis of the Liberty Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Connecticut Bond Fund or Connecticut Intermediate Bond Fund shares exchanged therefor, as applicable;

     - under Section 1223(1) of the Code, your holding period for the Liberty Fund shares you receive will include the holding period for your Connecticut Bond Fund or Connecticut Intermediate Bond Fund shares exchanged therefor, as applicable, if you hold your shares as a capital asset;

     - under Section 1032 of the Code, no gain or loss will be recognized by the Liberty Fund as a result of the relevant Acquisition;

     - under Section 362(b) of the Code, the Liberty Fund's tax basis in the assets that the Liberty Fund receives from the relevant Acquired Fund will be the same as such Acquired Fund's basis in such assets; and

     - under Section 1223(2) of the Code, the Liberty Fund's holding period in such assets will include the relevant Acquired Fund's holding period in such assets.


     The opinion is, and the confirmation letter will be, based on certain factual certifications made by officers of Galaxy and Liberty V. No opinion or confirmation letter is a guarantee that the tax consequences of the relevant Acquisition will be as described above.



     Prior to the closing of each Acquisition, the relevant Acquired Fund will distribute to its shareholders all of its respective net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, that have not previously been distributed to shareholders. Such distributions will be taxable to shareholders.


     A substantial portion of the portfolio assets of the Connecticut Bond Fund may be sold in connection with the Acquisitions. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Connecticut Bond Fund's basis in such assets. Any net capital gains recognized in these sales not offset by capital loss carryforwards will be distributed to the Connecticut Bond Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.


     The Liberty Fund's ability to carry forward the realized capital losses of an Acquired Fund and use them to offset its own future gains may be limited. First, one Fund's capital losses cannot be used to offset non-de minimis net pre-Acquisition "built-in" gains of any other Fund for five tax years. Second, a portion of an Acquired Fund's capital losses may become unavailable for use by the Liberty Fund to offset any gains at all. Third, capital losses that do remain available to the Liberty Fund will offset capital gains realized after the Acquisitions and thus will reduce distributions to a broader group of shareholders than would have been the case absent such Acquisitions. Therefore, in certain circumstances, former shareholders of an Acquired Fund may pay more taxes, or pay taxes sooner, than they would had the Acquisitions not occurred.



     As of May 31, 2002, the Connecticut Intermediate Bond Fund had approximately $2 million in realized capital losses, including current-year losses and net of current-year gains, and had de minimis pre-Acquisition "built-in" gains. As of the same date, the Connecticut Bond Fund had under $1 million in realized capital losses, including current-year losses and net of current-year gains, and had de minimis pre-Acquisition "built-in" gains.



     If the Acquisitions had occurred on May 31, 2002, there would have been no limitation on the use of losses by the Liberty Fund.


     This description of the federal income tax consequences of the Acquisitions does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

  Performance Information

     The charts below show the percentage gain or loss for Trust Shares of the Connecticut Bond Fund and Connecticut Intermediate Bond Fund in each calendar year since they commenced operations. They should give you a general idea of how each Acquired Fund's returns have varied from year to year. The charts include the effects of expenses for Trust Shares. Returns for Retail A Shares and Retail B Shares were lower than the returns shown because they have higher expenses than Trust Shares. In addition, returns for Retail A Shares and Retail B Shares would be even lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower.


     Additional discussion of the manner of calculation of total return is contained in each Acquired Fund's Prospectus and Statement of Additional Information.


                             CONNECTICUT BOND FUND


                                  TRUST SHARES


[BAR CHART]            NUMBERS IN COLUMNS ARE PERCENTAGES

                                                                  CONNECTICUT BOND FUND TRUST SHARES
                                                                  ----------------------------------
1994                                                                             -8.01
1995                                                                             18.29
1996                                                                              3.56
1997                                                                              8.81
1998                                                                              6.07
1999                                                                             -2.65
2000                                                                             10.73
2001                                                                              4.22


The Fund's year-to-date total return through           For period shown in bar chart:
June 30, 2002, was 4.54%.                              Best quarter: 1st quarter 1995, +8.05%
                                                       Worst quarter: 1st quarter 1994, -7.01%



                       CONNECTICUT INTERMEDIATE BOND FUND


                                  TRUST SHARES


[BAR CHART]            NUMBERS IN COLUMNS ARE PERCENTAGES

                                                               CONNECTICUT INTERMEDIATE BOND FUND TRUST
                                                                                SHARES
                                                               ----------------------------------------
1995                                                                             14.70
1996                                                                              3.63
1997                                                                              8.53
1998                                                                              6.67
1999                                                                             -2.81
2000                                                                             10.16
2001                                                                              4.47


The Fund's year-to-date total return through           For period shown in bar chart:
June 30, 2002, was 4.24%.                              Best quarter: 1st quarter 1995, +5.91%
                                                       Worst quarter: 2nd quarter 1999, -2.28%



     The following tables list the average annual total returns for Retail A, Retail B and Trust Shares of the Connecticut Bond Fund and Connecticut Intermediate Bond Fund for the one-year, five-year and life-of-the-fund periods ended December 31, 2001 (including applicable sales charges). These tables are intended to provide you with some indication of the risks of investing in the Acquired Funds. At the bottom of each table, you can compare each Acquired Fund's performance with a broad-based market index.


     After-tax returns are shown for Trust Shares only. After-tax returns for Retail A Shares and Retail B Shares will differ. After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



CONNECTICUT BOND FUND(1)





                                                       INCEPTION                         LIFE OF THE
                                                         DATE       1 YEAR    5 YEARS       FUND
Trust Shares (%)                                       3/16/93
  Return Before Taxes                                                4.22      5.33         5.25
  Return After Taxes on Distributions                                4.22      5.33         5.25
  Return After Taxes on Distributions
     and Sale of Fund Shares                                         4.24      5.18         5.12
----------------------------------------------------------------------------------------------------
Retail A Shares (%)(2)                                  3/16/93
  Return Before Taxes                                               -0.91      4.10         4.49
----------------------------------------------------------------------------------------------------
Retail B Shares (%)(3)                                  3/16/93
  Return Before Taxes                                               -1.59      4.50         5.00
----------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (%)                    N/A
(reflects no deduction for fees, expenses or taxes)                  5.13      5.98         6.13(4)


---------------
(1) The Connecticut Bond Fund's returns are compared to the Lehman Brothers Municipal Bond Index (the "Lehman Index"), an unmanaged index that tracks the performance of municipal bonds. Unlike the Connecticut Bond Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. Securities in the Connecticut Bond Fund may not match those in the Lehman Index. It is not possible to invest directly in indices.


(2) The performance of Retail A Shares of the Fund for the periods prior to January 1, 2001 has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.



(3) The performance shown represents the average annual total returns before taxes for Retail A Shares of the Connecticut Bond Fund which have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares within seven years of the date of purchase. The returns do not include the effect of the front-end sales charge payable on purchases of Retail A Shares. Because total fund operating expenses for Retail B Shares (including distribution and service (12b-1) fees at an annual rate of 0.80% of Retail B Share assets) are higher than for Retail A Shares, average annual total returns for Retail B Shares were lower.


(4) Index performance information is from March 31, 1993 to December 31, 2001.

CONNECTICUT INTERMEDIATE BOND FUND(1)



                                                       INCEPTION                         LIFE OF THE
                                                         DATE       1 YEAR    5 YEARS       FUND
Trust Shares (%)                                         8/1/94
  Return Before Taxes                                                4.47      5.30         5.85
  Return After Taxes on Distributions                                4.47      5.24         5.80
  Return After Taxes on Distributions
     and Sale of Fund Shares                                         4.37      5.16         5.67
----------------------------------------------------------------------------------------------------
Retail A Shares (%)(2)                                  6/26/00
  Return Before Taxes                                               -0.70     N/A           3.40
----------------------------------------------------------------------------------------------------
Retail B Shares (%)(3)                                  6/26/00
  Return Before Taxes                                               -1.36     N/A           3.79
----------------------------------------------------------------------------------------------------
Lehman 3-15 Year Blend Municipal Bond Index (%)             N/A                             6.26(4)
(reflects no deduction for fees, expenses or taxes)                  5.29      5.83         7.53(5)


---------------
(1) The Connecticut Intermediate Bond Fund's returns are compared to the Lehman 3-15 Year Blend Municipal Bond Index (the "Lehman Blend Index"), an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Connecticut Intermediate Bond Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. Securities in the Connecticut Bond Fund may not match those in the Lehman Blend Index. It is not possible to invest directly in indices.

(2) The performance of Retail A Shares of the Fund for the periods prior to January 1, 2001 has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(3) The performance shown represents the average annual total returns before taxes for Retail A Shares of the Connecticut Intermediate Bond Fund which have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares within seven years of the date of purchase. The returns do not include the effect of the front-end sales charge payable on purchases of Retail A Shares. Because total fund operating expenses for Retail B Shares (including distribution and service (12b-1) fees at an annual rate of 0.80% of Retail B Share assets) are higher than for Retail A Shares, average annual total returns for Retail B Shares were lower.

(4) Index performance information is from July 31, 1994 to December 31, 2001.

(5) Index performance information is from June 30, 2000 to December 31, 2001.

THE GALAXY TRUSTEES UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

  Required Vote for the Proposal


     Approval of the Agreement and Plan of Reorganization dated June 19, 2002, among Galaxy on behalf of the Connecticut Bond Fund and Connecticut Intermediate Bond Fund, Liberty V on behalf of the Liberty Fund, and Columbia will require the affirmative vote of a majority of the outstanding shares of each of the Connecticut Bond Fund and Connecticut Intermediate Bond Fund, voting separately with respect to the Acquisition of each such Fund. With respect to the approval of the Agreement and Plan of Reorganization, the term "majority of the outstanding shares" of an Acquired Fund means more than 50% of the outstanding shares of the Acquired Fund. A vote of the shareholders of the Liberty Fund is not needed to approve the Acquisitions.


                                    GENERAL


VOTING INFORMATION



     The Galaxy Trustees are soliciting proxies from the shareholders of the Connecticut Bond Fund and Connecticut Intermediate Bond Fund in connection with the Meeting, which has been called to be held at 2:00 p.m. Eastern Time on October 18, 2002, at Galaxy's offices, One Financial Center, Boston, Massachusetts 02111-2621. The Meeting notice, this Prospectus/Proxy and proxy inserts are being mailed to shareholders beginning on or about August 26, 2002.

  Information About Proxies and the Conduct of the Meeting


     Solicitation of Proxies. Proxies will be solicited primarily by mailing this Prospectus/Proxy and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of Galaxy or by employees or agents of its service contractors. In addition, PROXY ADVANTAGE, a division of PFPC, Inc., has been engaged to assist in the solicitation of proxies, at an estimated cost of $808 and $1,833 for the Connecticut Bond Fund and Connecticut Intermediate Bond Fund, respectively, which will be paid by Columbia as noted below.



     Voting Process.


     You can vote in any one of the following ways:

     (a) By mail, by filling out and returning the enclosed proxy card;

     (b) By phone or Internet (see enclosed proxy insert for instructions); or

     (c) In person at the Meeting.

     Shareholders who owned shares on the record date, August 2, 2002, are entitled to vote at the Meeting. For each full share of your Acquired Fund that you hold, you are entitled to one vote and for each fractional share you hold, you are entitled to a proportionate fractional vote. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy insert. Either owner of a joint account may sign the proxy insert, but the signer's name must exactly match the name that appears on the card.


     Costs. Except for fees for registering and qualifying shares to be issued in the Acquisitions which will be borne by the Liberty Fund, the estimated costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisitions will be borne by Columbia.


     Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of the Proposal. You can revoke your proxy at any time before it is exercised by sending a signed, written letter of revocation to the Secretary of Galaxy, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.


     Votes cast in person or by proxy at the Meeting will be counted by persons appointed by each Acquired Fund at the Meeting. A quorum is constituted with respect to an Acquired Fund by presence in person or by proxy of the holders of more than 50% of the outstanding shares of the Acquired Fund entitled to vote at the Meeting. In determining whether a quorum is present, abstentions and "broker non-votes" will be treated as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of the Proposal, these shares will have the same effect as if they cast votes against the Proposal. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and
(ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.



     Adviser and Underwriter. The address of each Fund's investment adviser is Fleet Investment Advisors Inc., 100 Federal Street, Boston, Massachusetts 02110. FIA was established in 1984. FIA also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of June 30, 2002, FIA managed over $89 billion in assets. During the fiscal year ended October 31, 2001, the Connecticut Bond Fund and Connecticut Intermediate Bond Fund paid FIA advisory fees at an annual rate of 0.40% and 0.58%, respectively, as a percentage of each Acquired Fund's average net assets.


     FIA is part of the larger Columbia organization, which is a wholly owned subsidiary of FleetBoston and includes several other separate legal entities. The legal entities comprising Columbia are managed by a single management team. These entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Funds.

     The address of each Fund's principal underwriter, Liberty Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111-2621.

     Other Service Providers for the Liberty Fund and the Acquired Funds. In some cases, the Liberty Fund and the Acquired Funds have different service providers. Upon completion of the Acquisitions, the Liberty Fund will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar. Following are the names and addresses of certain service providers for the Liberty Fund and the Acquired Funds.


                                   LIBERTY FUND                          ACQUIRED FUNDS
                       ------------------------------------   ------------------------------------
Administrator........  Colonial Management Associates, Inc.   Fleet Investment Advisors Inc.
                       One Financial Center                   100 Federal Street
                       Boston, MA 02111                       Boston, MA 02110
Fund Accountant......  Colonial Management Associates, Inc.   Colonial Management Associates, Inc.
                       One Financial Center                   One Financial Center
                       Boston, MA 02111                       Boston, MA 02111
Sub-Administrator/                                            PFPC Inc.
Sub-Fund                                                      4400 Computer Drive
Accountant...........  None                                   Westborough, MA 01581-5108
Transfer Agent.......  Liberty Funds Services, Inc.           Liberty Funds Services, Inc.
                       P.O. Box 8081                          P.O. Box 8081
                       Boston, MA 02266-8081                  Boston, MA 02266-8081
Custodian............  State Street Bank & Trust Company      JPMorgan Chase Bank
                       225 Franklin Street                    270 Park Avenue
                       Boston, MA 02101                       New York, NY 10017-2070
Independent            PricewaterhouseCoopers LLP             Ernst & Young LLP
  Auditors...........  160 Federal Street                     200 Clarendon Street
                       Boston, MA 02110-2624                  Boston, MA 02116



     Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy lists the total number of shares outstanding as of August 2, 2002, for each class of each Acquired Fund entitled to vote at the Meeting. It also identifies holders of more than 5% or 25% of any class of shares of each Acquired Fund, and contains information about the executive officers and Trustees of Galaxy and their shareholdings in the Acquired Funds and in Galaxy and about the executive officers and Trustees of Liberty V and their shareholdings in Liberty V.



     Adjournments; Other Business. In the event that a quorum is not present at the Meeting with respect to a particular Acquired Fund, or if either Acquired Fund has not received enough votes by the time of the Meeting to approve the Proposal, the persons named as proxies (the "Designees"), or their substitutes, may propose that such Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of such Acquired Fund that are present in person or by proxy when the adjournment is being voted on. If a quorum is present, the Designees will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the Proposal and the Designees will vote against any such adjournment any proxy that directs them to vote against the Proposal. They will not vote any proxy that directs them to abstain from voting on the Proposal.



     At the record date for the Meeting, affiliates of Columbia owned of record with discretion to vote approximately 47% and 69% of the outstanding shares of the Connecticut Bond Fund and Connecticut Intermediate Bond Fund, respectively, as trustee or agent for their respective customers. The agreements with these affiliates of Columbia governing the accounts of beneficial owners of shares of the Acquired Funds generally provide the affiliates with the discretion to vote all shares held by them of record. The affiliates of Columbia have informed Galaxy that they may vote such shares themselves in their capacity as fiduciaries and that they have engaged an independent third party to evaluate the Proposal and make a recommendation as to how to vote the shares.


     The Meeting has been called to transact any business that properly comes before it. The only business that management of each Acquired Fund intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the

Meeting, the Designees intend to vote the proxies in accordance with their judgment, unless the Secretary of Galaxy has previously received written contrary instructions from the shareholder entitled to vote the shares.


     Shareholder Proposals at Future Meetings. Neither Galaxy nor Liberty V holds annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of any fund or either Galaxy or Liberty V must be received by the relevant fund in writing a reasonable time before Galaxy or Liberty V, as the case may be, solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the relevant fund, care of, as applicable, The Galaxy Fund, Attention: Secretary, or Liberty Funds Trust V,
Attention: Secretary, in each case at One Financial Center, Boston, Massachusetts 02111-2621.

                                                                      APPENDIX A


                      AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of June 19, 2002, is by and among The Galaxy Fund (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated March 31, 1986, as amended, on behalf of each of the Galaxy Connecticut Municipal Bond Fund and Galaxy Connecticut Intermediate Municipal Bond Fund (each, an "Acquired Fund,"), separate series of the Trust, Liberty Funds Trust V (the "Acquiring Trust"), a Massachusetts business trust established under a Declaration of Trust dated March 14, 1985, as amended, on behalf of the Liberty Connecticut Intermediate Municipal Bond Fund (the "Acquiring Fund"), a series of the Acquiring Trust, and Columbia Management Group, Inc. ("Columbia").


     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The parties hereto agree that the reorganization described in this Agreement (the "Reorganization") shall be effected separately with respect to each Acquired Fund, and that each Acquired Fund shall be subject separately to the terms and conditions of this Agreement, and that completion of the Reorganization if approved by the shareholders of one Acquired Fund shall not be conditioned upon approval or completion of the Reorganization with respect to the other Acquired Fund.

     If the Reorganization is approved by the Retail A, Retail B and Trust shareholders of an Acquired Fund voting together as a single class, the Reorganization will consist of the transfer of all of the assets of such Acquired Fund in exchange for Class T shares, Class G shares and Class Z shares of beneficial interest of the Acquiring Fund ("Acquisition Shares") and the assumption by the Acquiring Fund of the liabilities of such Acquired Fund (other than certain expenses of the Reorganization contemplated hereby) and the distribution of such Acquisition Shares to the shareholders of such Acquired Fund in liquidation of such Acquired Fund, all upon the terms and conditions set forth in this Agreement.

     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUNDS IN EXCHANGE FOR ACQUISITION SHARES AND ASSUMPTION OF LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUNDS.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

        (a) The Trust, on behalf of each Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of each Acquired Fund as set forth in paragraph 1.2;

        (b) The Acquiring Fund will assume all of each Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of the Reorganization contemplated hereby to be paid by Columbia pursuant to paragraph
             9.2 shall not be assumed or paid by the Acquiring Fund; and

        (c) The Acquiring Fund will issue and deliver to each Acquired Fund in exchange for such assets the number of Acquisition Shares (including fractional shares, if any) determined by dividing the net asset value of each Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquisition Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of each Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by each Acquired Fund on the closing date provided in paragraph
         3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of each Acquired Fund on the Closing Date.


     1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), each Acquired Fund will liquidate and distribute pro rata to its Retail A, Retail B and Trust shareholders of record ("Acquired Fund Shareholders") determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquisition Shares received by each Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of each Acquired Fund on the books of the Acquiring Fund to the applicable open accounts on the share records of the Acquiring Fund in the names of the applicable Acquired Fund Shareholders and representing the respective pro rata number of Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquisition Shares in connection with such exchange. The Acquisition Shares distributed pursuant to this paragraph to holders of Retail A, Retail B and Trust shares of each Acquired Fund shall consist of Class T, Class G and Class Z shares, respectively, of the Acquiring Fund.


     1.4 With respect to Acquisition Shares distributable pursuant to paragraph
         1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquisition Share certificates therefor, exchange such Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

     1.5 After the Closing Date, each Acquired Fund shall not conduct any business except in connection with its liquidation.

2. VALUATION.

     2.1 For the purpose of paragraph 1, the value of each Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund (collectively, as amended or supplemented from time to time, the "Acquiring Fund Prospectus"), and shall be certified by an Acquired Fund.

     2.2 For the purpose of paragraph 2.1, the net asset value of an Acquisition Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the Acquiring Fund Prospectus.

3. CLOSING AND CLOSING DATE.


     3.1 The Closing Date shall be on November 15, 2002, for the Galaxy Connecticut Intermediate Municipal Bond Fund, and November 22, 2002, for the Galaxy Connecticut Municipal Bond Fund, or on such other dates as the parties may agree in writing. Each Closing shall be held at 9:00 a.m. at Columbia's offices, One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree. The terms Closing Date and Closing as used in this Agreement shall refer to the Closing Date and Closing for the applicable Acquired Fund as described in this paragraph 3.1.

     3.2 The portfolio securities of an Acquired Fund shall be made available by the Acquired Fund to State Street Bank & Trust Company, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all of an Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act"), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "State Street Bank & Trust Company, custodian for Liberty Connecticut Intermediate Municipal Bond Fund."


     3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or
         (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of an Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Trust upon the giving of written notice to the other party.

     3.4 At the Closing, each Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of an Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Vice President, Secretary or Assistant Secretary of the Trust. The Acquiring Trust will provide to each Acquired Fund evidence satisfactory to the Acquired Fund that the Acquisition Shares issuable pursuant to paragraph 1.1 have been credited to such Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust will provide to an Acquired Fund evidence satisfactory to the Acquired Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

     3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4. REPRESENTATIONS AND WARRANTIES.

     4.1 The Trust, on behalf of each Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:

        (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;


        (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and each Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;



        (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or Code of Regulations or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which either Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to either Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from either Acquired Fund;

        (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against either Acquired Fund, any of their properties or assets, or any person whom an Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. Neither Acquired Fund knows of any facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;


        (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments at, as of and for the two years ended October 31, 2001, of each Acquired Fund, audited by Ernst & Young LLP, and the statement of assets and liabilities, the statement of changes in net assets and the schedule of investments for the six months ended April 30, 2002, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of each Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and neither Acquired Fund has any known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since April 30, 2002;



        (g) Since April 30, 2002, there has not been any material adverse change in either Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by either Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;


        (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Funds required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of each Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

        (i) For all taxable years and all applicable quarters of such years from the date of its inception, each Acquired Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor either Acquired Fund has at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. Each Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of each Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. Each Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

        (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, with a par value of $.001 per share, of multiple series and classes. All issued and outstanding shares of each Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquired Fund's then current prospectus or prospectuses or statement or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus")) by the Trust and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Retail B Shares which convert to Retail A Shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into any shares of beneficial interest of the Acquired Funds are outstanding and none will be outstanding on the Closing Date;

        (k) Each Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

        (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of each Acquired Fund, this Agreement will constitute the valid and binding obligation of each Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (m) The Acquisition Shares to be issued to an Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

        (n) The information provided by each Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph
             5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations as applicable thereto;

        (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by either Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or "Blue Sky" laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);


        (p) At the Closing Date, the Trust, on behalf of each Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean each Acquired Fund's investments shown on the schedule of its investments as of April 30, 2002, referred to in subparagraph 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date;


        (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and



        (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.



     4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Trust and to each Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:


        (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

        (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

        (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

        (d) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund, any of its properties or assets or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

        (f) The Acquiring Fund has had no operations other than in connection with its organization and the transactions contemplated by this Agreement;

        (g) During its first fiscal year of operation and all applicable quarters of such year and for each fiscal year thereafter, the Acquiring Fund intends to meet the requirements of Subchapter M of the Code for qualification as a regulated investment company;

        (h) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares, Class T shares, Class G shares and Class Z shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares and Class G shares which convert to Class A shares and Class T shares, respectively, after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquiring Fund are outstanding and none will be outstanding on the Closing Date;

        (i) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (j) The Acquisition Shares to be issued and delivered to each Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class T, Class G and Class Z shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof;

        (k) The information provided by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph
             5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

        (l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

5. COVENANTS OF THE ACQUIRED FUNDS AND THE ACQUIRING FUND.

     The Acquiring Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of each Acquired Fund, each hereby covenants and agrees with the other as follows:

     5.1 The Acquiring Fund and each Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

     5.2 Each Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

     5.3 In connection with an Acquired Fund shareholders' meeting referred to in paragraph 5.2, each Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquisition Shares to be distributed to the

         Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

     5.4 The information to be furnished by each Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

     5.5 The Acquiring Fund will advise each Acquired Fund promptly if at any time prior to the Closing Date the assets of an Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

     5.6 Subject to the provisions of this Agreement, each Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

     5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUNDS.

     The obligations of each Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     6.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

     6.2 The Trust shall have received a favorable opinion of Ropes & Gray, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

        (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust;


        (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Proxy Statement and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Funds, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (c) The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;

        (d) The Acquisition Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class T shares, Class G shares and Class Z shares of beneficial interest in the Acquiring Fund (except that shareholders of the Acquiring Fund may under certain circumstances be held personally liable for its obligations), and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

        (e) The execution and delivery of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound;

        (f) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;

        (g) Except as previously disclosed, pursuant to subparagraph 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Trust or the Acquiring Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph
             5.3 which are not described as required;

        (h) The Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

        (i) To the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their properties or assets and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by each Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     7.1 The Trust, on behalf of each Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of each Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Funds have complied with all the covenants and agreements and satisfied all of the conditions on their part to be performed or satisfied under this Agreement at or prior to the Closing Date;

     7.2 The Acquiring Trust shall have received a favorable opinion of Drinker Biddle & Reath LLP, counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:

        (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and each Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and Code of Regulations of the Trust;

        (b) This Agreement has been duly authorized, executed and delivered on behalf of each Acquired Fund and, assuming the Proxy Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of each Acquired Fund enforceable against each Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (c) Each Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, each Acquired Fund will have duly transferred such assets to the Acquiring Fund;

        (d) The execution and delivery of this Agreement did not, and the performance by the Trust and each Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or Code of Regulations, or any provision of any agreement known to such counsel to which the Trust or an Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or an Acquired Fund is a party or by which it is bound;

        (e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or either Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained;

        (f) Except as previously disclosed, pursuant to subparagraph 4.1(e) above, such counsel does not know of any legal or governmental proceedings relating to the Trust or either Acquired Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required;

        (g) The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

        (h) To the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or either Acquired Fund or any of its properties or assets and neither the Trust nor either Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

     7.3 Prior to the Closing Date, each Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of an Acquired Fund's investment company taxable income for its taxable years ending on or after October 31, 2001, and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after October 31, 2001, and on or prior to the Closing Date.

     7.4 Each Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of each Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

     7.5 The custodian of each Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of each Acquired Fund held by such custodian as of the Valuation Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUNDS.

     The respective obligations of the Trust and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the affirmative vote of holders of a majority of the shares entitled to vote that are voted at the meeting of shareholders of the relevant Acquired Fund referred to in paragraph 5.2.

     8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state "Blue Sky" and securities authorities) deemed necessary by the Trust or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Funds.

     8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Trust, and the Acquiring Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Acquiring Trust, each substantially to the effect that, for federal income tax purposes:

        (a) The acquisition by the Acquiring Fund of the assets of an Acquired Fund in exchange for the Acquiring Fund's assumption of the liabilities and Obligations of an Acquired Fund and issuance of the Acquisition Shares, followed by the distribution by an Acquired Fund of such Acquisition Shares to the shareholders of an Acquired Fund in exchange for their shares of an Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and each Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

        (b) No gain or loss will be recognized by an Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquisition Shares or (ii) upon the distribution of the Acquisition Shares to the shareholders of an Acquired Fund as contemplated in paragraph 1 hereof;

        (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of an Acquired Fund in exchange for the assumption of liabilities and Obligations and issuance of the Acquisition Shares as contemplated in paragraph 1 hereof;

        (d) The tax basis in the hands of the Acquiring Fund of the assets of an Acquired Fund transferred to the Acquiring Fund in the transaction will be the same as the basis of those assets in the hands of such Acquired Fund immediately prior to the transfer;

        (e) The holding period of the assets of an Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by such Acquired Fund;

        (f) The shareholders of an Acquired Fund, will recognize no gain or loss upon the exchange of all of their shares of such Acquired Fund for the Acquisition Shares;

        (g) The tax basis of the Acquisition Shares to be received by each shareholder of an Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of such Acquired Fund surrendered in exchange therefor;

        (h) The holding period of the Acquisition Shares to be received by the shareholders of an Acquired Fund will include the period during which the shares of such Acquired Fund surrendered in exchange therefor were held, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

        (i) The Acquiring Fund will succeed to and take into account the items of an Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of an Acquired Fund and the Acquiring Fund.


9. BROKERAGE FEES AND EXPENSES.


     9.1 The Trust, on behalf of each Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.


     9.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquisition Shares. All of the other out-of-pocket expenses of the transactions contemplated by this Agreement shall be borne as follows: (a) as to expenses allocable to the Trust, on behalf of an Acquired Fund, one hundred percent (100%) of such expenses shall be borne by Columbia; and (b) as to expenses allocable to the Acquiring Trust, on behalf of the Acquiring Fund (other than fees paid to governmental authorities for registration and qualification of the Acquisition Shares), one hundred percent (100%) of such expenses shall be borne by Columbia.


10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

     10.1 The Trust, on behalf of each Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 5.4, 9, 10, 13 and 14.

11. TERMINATION.

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Trust. In addition, either the Acquiring Trust or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:

        (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date; or

        (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.


        (c) If the transactions contemplated by this Agreement have not been substantially completed by March 31, 2003, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Trust.


     11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

12. AMENDMENTS.

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Funds and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Funds pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquisition Shares to be issued to shareholders of the Acquired Funds under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES.

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111, with copies to W. Bruce McConnel, Esq., Drinker Biddle & Reath LLP, One Logan Square, 18th & Cherry Streets, Philadelphia, Pennsylvania 19103, or to Liberty Funds Trust V, One Financial Center, Boston, Massachusetts 02111, Attention: Secretary.


14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE.



     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.



     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.



     14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.



     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.



     14.5 A copy of the Declaration of Trust of the Trust and the Declaration of Trust of the Acquiring Trust are each on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of either the Trust or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of an Acquired Fund and the Acquiring Fund.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.


                     [Signatures omitted]

                                          THE GALAXY FUND
                                          on behalf of each of the Galaxy
                                          Connecticut Municipal Bond Fund and
                                          Galaxy Connecticut Intermediate
                                          Municipal Bond Fund






                                          By:
                                            ------------------------------------

                                          Name:
                                              ----------------------------------

                                          Title:
                                             -----------------------------------

ATTEST:

------------------------------------------

Name:
      ------------------------------------

Title:
     -------------------------------------

                                          LIBERTY FUNDS TRUST V
                                          on behalf of the Liberty Connecticut
                                          Intermediate Tax-Exempt Bond Fund






                                          By:
                                            ------------------------------------

                                          Name:
                                              ----------------------------------

                                          Title:
                                             -----------------------------------

ATTEST:

------------------------------------------

Name:
      ------------------------------------

Title:
     -------------------------------------

                                          Solely for purposes of Paragraph 9.2
                                          of the Agreement

                                          COLUMBIA MANAGEMENT GROUP, INC.

                                          By:
                                            ------------------------------------

                                          Name:
                                              ----------------------------------

                                          Title:
                                             -----------------------------------

ATTEST:

------------------------------------------

Name:
      ------------------------------------

Title:
     -------------------------------------

                                                                      APPENDIX B



                                FUND INFORMATION



SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE CONNECTICUT BOND FUND AND CONNECTICUT INTERMEDIATE BOND FUND



     Only the shareholders of record of each Acquired Fund at the close of business on August 2, 2002, will be entitled to vote at the Meeting. On that date, the number of shares outstanding of each Acquired Fund was as follows:



                                                        NUMBER OF SHARES
                                                        OUTSTANDING AND
FUND                                         CLASS      ENTITLED TO VOTE
----                                        --------    ----------------
Connecticut Bond Fund.....................  Retail A      1,912,107.743
                                            Retail B
                                                             24,287.266
                                            Trust
                                                          3,177,613.155
                                                         --------------
                                            Total
                                                          5,114,008.164

Connecticut Intermediate Bond Fund........  Retail A      2,051,460.436
                                            Retail B
                                                             14,062.554
                                            Trust
                                                          9,545,922.056
                                                         --------------
                                            Total
                                                         11,611,445.046



OWNERSHIP OF SHARES



     As of August 2, 2002, Liberty V believes that its Trustees and officers owned less than one percent of the shares of Liberty V as a whole. As of August 2, 2002, Galaxy believes that its Trustees and officers, as a group, owned less than one percent of each class of shares of each Acquired Fund and of Galaxy as a whole. As of August 2, 2002, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted Acquired Fund:



                                                           NUMBER OF     PERCENTAGE OF
                                                          OUTSTANDING     OUTSTANDING     PERCENTAGE
                                                           SHARES OF       SHARES OF        OF FUND
FUND AND CLASS         NAME AND ADDRESS OF SHAREHOLDER    CLASS OWNED     CLASS OWNED        OWNED
--------------         -------------------------------   -------------   -------------   -------------
CONNECTICUT BOND FUND
Retail B.............  US Clearing Corp.                   9,128.631      37.59%                <1%
                       FBO 142-04600-14
                       26 Broadway
                       New York, NY 10004-1703

                       US Clearing Corp.                   3,212.992      13.23%                <1%
                       FBO 142-04599-17
                       26 Broadway
                       New York, NY 10004-1703

                       US Clearing Corp.                   2,807.563      11.56%                <1%
                       FBO 142-04560-12
                       26 Broadway
                       New York, NY 10004-1703

                       US Clearing Corp.                   1,444.457       5.95%                <1%
                       FBO 245-06995-13
                       26 Broadway
                       New York, NY 10004-1703

                                                           NUMBER OF     PERCENTAGE OF
                                                          OUTSTANDING     OUTSTANDING     PERCENTAGE
                                                           SHARES OF       SHARES OF        OF FUND
FUND AND CLASS         NAME AND ADDRESS OF SHAREHOLDER    CLASS OWNED     CLASS OWNED        OWNED
--------------         -------------------------------   -------------   -------------   -------------
                       US Clearing Corp.                   1,403.784       5.78%                <1%
                       FBO 113-05954-14
                       26 Broadway
                       New York, NY 10004-1703

                       US Clearing Corp.                   1,379.386       5.68%                <1%
                       FBO 245-81909-11
                       26 Broadway
                       New York, NY 10004-1703

Trust................  Gales & Co.                       2,398,210.261    75.47%             46.89%
                       Fleet Investment Services
                       Mutual Funds Unit NY/RO/TO4A
                       159 East Main Street
                       Rochester, NY 14638-0001

                       Gales & Co.                        772,384.246     24.31%             15.10%
                       Fleet Investment Services
                       Mutual Funds Unit NY/RO/TO4A
                       159 East Main Street
                       Rochester, NY 14638-0001

CONNECTICUT
  INTERMEDIATE BOND
  FUND
Retail A.............  Charles Schwab & Co. Inc.          162,169.263      7.91%              1.40%
                       ATTN Mutual Funds
                       101 Montgomery St
                       San Francisco, CA 94104-4122

                       Kelly F. Shackelford               156,197.767      7.61%              1.35%
                       PO Box 672
                       New Canaan, CT 06840-0672

Retail B.............  US Clearing Corp.                   4,103.199      29.18%                <1%
                       FBO 221-08330-14
                       26 Broadway
                       New York, NY 10004-1703

                       US Clearing Corp.                   2,971.358      21.13%                <1%
                       FBO 134-08022-12
                       26 Broadway
                       New York, NY 10004-1703

                       US Clearing Corp.                   2,673.309      19.01%                <1%
                       FBO 142-03906-17
                       26 Broadway
                       New York, NY 10004-1703

                       US Clearing Corp.                   2,214.376      15.75%                <1%
                       FBO 134-91349-14
                       26 Broadway
                       New York, NY 10004-1703

                       US Clearing Corp.                   1,818.935      12.93%                <1%
                       FBO 113-05152-14
                       26 Broadway
                       New York, NY 10004-1703

                                                           NUMBER OF     PERCENTAGE OF
                                                          OUTSTANDING     OUTSTANDING     PERCENTAGE
                                                           SHARES OF       SHARES OF        OF FUND
FUND AND CLASS         NAME AND ADDRESS OF SHAREHOLDER    CLASS OWNED     CLASS OWNED        OWNED
--------------         -------------------------------   -------------   -------------   -------------
Trust................  Gales & Co.                       6,847,717.305    71.73%             58.97%
                       Fleet Investment Services
                       Mutual Funds Unit NY/RO/TO4A
                       159 East Main Street
                       Rochester, NY 14638-0001
                       Gales & Co.                       1,756,707.725    18.40%             15.13%
                       Fleet Investment Services
                       Mutual Funds Unit NY/RO/TO4A
                       159 East Main Street
                       Rochester, NY 14638-0001
                       SEI Trust Company                  632,902.643      6.63%              5.45%
                       c/o Webster Tr Co.
                       ATTN Mutual Fund Administrator
                       One Freedom Valley Dr
                       Oaks, PA 19456



OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITIONS



     The shareholders of record that owned 5% or more of the outstanding shares of the noted class of shares of the noted Acquired Fund as of August 2, 2002 would own the percentages of the Liberty Fund noted below upon consummation of the Acquisitions. The percentages presented below assume that the Acquisitions of both Acquired Funds are consummated. The percentages for each scenario where one Acquisition is consummated but not the other would be the same as the percentages presented under "Ownership of Shares" above for the Acquired Fund whose Acquisition is consummated.



                                                             PERCENTAGE OF
                                                          OUTSTANDING SHARES    PERCENTAGE OF FUND
                                                          OF CLASS OWNED UPON       OWNED UPON
                                                            CONSUMMATION OF      CONSUMMATION OF
FUND AND CLASS          NAME AND ADDRESS OF SHAREHOLDER      ACQUISITIONS          ACQUISITIONS
--------------          -------------------------------   -------------------   ------------------
CONNECTICUT BOND FUND
Retail B.............   US Clearing Corp.                           23.86%               <1%
                        FBO 142-04600-14
                        26 Broadway
                        New York, NY 10004-1703

                        US Clearing Corp.                            8.40%               <1%
                        FBO 142-04599-17
                        26 Broadway
                        New York, NY 10004-1703

                        US Clearing Corp.                            7.34%               <1%
                        FBO 142-04560-12
                        26 Broadway
                        New York, NY 10004-1703

                        US Clearing Corp.                            3.78%               <1%
                        FBO 245-06995-13
                        26 Broadway
                        New York, NY 10004-1703

                        US Clearing Corp.                            3.67%               <1%
                        FBO 113-05954-14
                        26 Broadway
                        New York, NY 10004-1703

                                                             PERCENTAGE OF
                                                          OUTSTANDING SHARES    PERCENTAGE OF FUND
                                                          OF CLASS OWNED UPON       OWNED UPON
                                                            CONSUMMATION OF      CONSUMMATION OF
FUND AND CLASS          NAME AND ADDRESS OF SHAREHOLDER      ACQUISITIONS          ACQUISITIONS
--------------          -------------------------------   -------------------   ------------------
                        US Clearing Corp.                            3.61%               <1%
                        FBO 245-81909-11
                        26 Broadway
                        New York, NY 10004-1703
Trust................   Gales & Co.                                 18.98%            14.43%
                        Fleet Investment Services
                        Mutual Funds Unit NY/RO/TO4A
                        159 East Main Street
                        Rochester, NY 14638-0001

                        Gales & Co.                                  6.10%             4.64%
                        Fleet Investment Services
                        Mutual Funds Unit NY/RO/TO4A
                        159 East Main Street
                        Rochester, NY 14638-0001
CONNECTICUT
  INTERMEDIATE BOND
  FUND
Retail A.............   Charles Schwab & Co. Inc.                    4.08%               <1%
                        ATTN Mutual Funds
                        101 Montgomery St
                        San Francisco, CA 94104-4122

                        Kelly F. Shackelford                         3.93%               <1%
                        PO Box 672
                        New Canaan, CT 06840-0672

Retail B.............   US Clearing Corp.                           10.66%               <1%
                        FBO 221-08330-14
                        26 Broadway
                        New York, NY 10004-1703

                        US Clearing Corp.                            7.72%               <1%
                        FBO 134-08022-12
                        26 Broadway
                        New York, NY 10004-1703

                        US Clearing Corp.                            6.94%               <1%
                        FBO 142-03906-17
                        26 Broadway
                        New York, NY 10004-1703

                        US Clearing Corp.                            5.75%               <1%
                        FBO 134-91349-14
                        26 Broadway
                        New York, NY 10004-1703

                        US Clearing Corp.                            4.72%               <1%
                        FBO 113-05152-14
                        26 Broadway
                        New York, NY 10004-1703

     Trust...........   Gales & Co.                                 53.71%            40.85%
                        Fleet Investment Services
                        Mutual Funds Unit NY/RO/TO4A
                        159 East Main Street
                        Rochester, NY 14638-0001

                                                             PERCENTAGE OF
                                                          OUTSTANDING SHARES    PERCENTAGE OF FUND
                                                          OF CLASS OWNED UPON       OWNED UPON
                                                            CONSUMMATION OF      CONSUMMATION OF
FUND AND CLASS          NAME AND ADDRESS OF SHAREHOLDER      ACQUISITIONS          ACQUISITIONS
--------------          -------------------------------   -------------------   ------------------
                        Gales & Co.                                 13.78%            10.48%
                        Fleet Investment Services
                        Mutual Funds Unit NY/RO/TO4A
                        159 East Main Street
                        Rochester, NY 14638-0001

                        SEI Trust Company                            4.76%             3.78%
                        c/o Webster Tr Co.
                        ATTN Mutual Fund Administrator
                        One Freedom Valley Dr
                        Oaks, PA 19456

                                                                      APPENDIX C


                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
          FOR THE GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

     The Adviser's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. the team has managed the Fund since June 26, 2000.

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

By Susan Sanderson, CFA
Fixed Income Manager


     For the 12 months ended October 31, 2001, Trust Shares of the Galaxy Connecticut Intermediate Municipal Bond Fund earned a total return of 9.32%. For the same period, Retail A Shares of the Fund earned a total return of 9.10% before deducting the maximum 4.75% front-end sales charge. For the period March 1, 2001 (date of initial issuance) through October 31, 2001, Retail B Shares of the Fund had a total return of 4.33% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the charts below for total returns after deducting the front-end sales charge and total returns after deducting the contingent deferred sales charge.) Over the same time, the intermediate municipal debt funds tracked by Lipper had an average total return of 9.23%, the Lehman Brothers Quality Intermediate 3-15 Year Blend Index had a total return of 9.98% and the Lehman Brothers 7-Year Municipal Bond Index had a total return of 9.87%.


     On October 31, 2001, the Fund's Trust, Retail A and Retail B Shares had 30-day SEC annualized yields of 3.52%, 3.17% and 2.56%, respectively. These equaled taxable yields of 5.78%, 5.21% and 4.20%, respectively, for shareholders in the 39.18% federal income tax bracket who live in the state of Connecticut.

              GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND


Distribution of Total Net Assets as of October 31, 2001


                                  [PIE CHART]


Connecticut                                                   82%
Puerto Rico                                                   13%
Cash Equivalents & Net Other Assets and Liabilities            3%
Other Territories                                              2%

              GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND


Growth of $10,000 Investment*

[Investment Graphic]

                                 LEHMAN BROTHERS
                                     QUALITY         LEHMAN BROTHERS
                                INTERMEDIATE 3-15   7-YEAR MUNICIPAL
                                YEAR BLEND INDEX       BOND INDEX         TRUST SHARES       RETAIL A SHARES     RETAIL B SHARES
                                -----------------   ----------------      ------------       ---------------     ---------------
8/1/94                              10000.00            10000.00            10000.00
                                     9805.00             9856.00             9826.00
                                    11100.00            11071.00            11083.00
                                    11663.00            11587.00            11635.00
                                    12587.00            12451.00            12546.00
                                    13542.00            13379.00            13546.00
                                    13496.00            13380.00            13182.00
                                    14069.00            13859.00            13777.00             9525.00
                                    14517.00            14296.00            14212.00             9832.00
                                    15132.00            14904.00            14799.00            10232.00            10000.00
10/31/01                            15966.00            15707.00            15536.00            10727.00             9933.00

---------------

* Since inception on 8/1/94 for Trust Shares. Since inception on 6/26/00 for Retail A Shares. Since inception on 3/1/01 for Retail B Shares. Performance figures for Retail A Shares include the effect of the maximum 4.75% front-end sales charge. Performance figures for Retail B Shares reflect the deduction of the 5.00% contingent deferred sales charge (applicable to shares redeemed during the first year after purchase) as if shares were redeemed on October 31, 2001. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Lehman Brothers Quality Intermediate 3-15 Year Blend Index and the Lehman Brothers 7-Year Municipal Bond Index are unmanaged indices in which investors cannot invest. Results for the indices do not reflect investment management fees and other expenses incurred by the fund. Results for the indices are calculated since 7/31/94 because the indices returns are calculated at month-end only.


AVERAGE ANNUAL TOTAL RETURNS -- TRUST SHARES


As of October 31, 2001



                                                         1 YEAR    5 YEARS    LIFE OF FUND
                                                         ------    -------    ------------
Connecticut Intermediate Municipal Bond Fund (inception
  date 8/1/94)*........................................   9.32%     5.95%         6.27%


---------------

* The Connecticut Intermediate Municipal Bond Fund commenced operations as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of The Galaxy Fund. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Connecticut Intermediate Municipal Bond Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust Shares, and shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Connecticut Intermediate Municipal Bond Fund. On June 26, 2001, BKB Shares were converted into Retail A Shares of the Fund. The total returns shown above for periods prior to June 26, 2000 represent the total returns for the Predecessor Fund.

AVERAGE ANNUAL TOTAL RETURNS -- RETAIL A SHARES*


As of October 31, 2001



                                                              1 YEAR    LIFE OF FUND
                                                              ------    ------------
Connecticut Intermediate Municipal Bond Fund (inception date
  6/26/00)..................................................   3.91%        5.34%


---------------
* Return figures have been restated to include the effect of the maximum 4.75% front-end sales charge which became effective on January 1, 2001.

AVERAGE ANNUAL TOTAL RETURNS -- RETAIL B SHARES**


As of October 31, 2001



                                                        LIFE OF FUND        LIFE OF FUND
                                                       RETURNS BEFORE      RETURNS AFTER
                                                         CONTINGENT          CONTINGENT
                                                       DEFERRED SALES      DEFERRED SALES
                                                       CHARGE DEDUCTED    CHARGE DEDUCTED*
                                                       ---------------    ----------------
Connecticut Intermediate Municipal Bond Fund
  (inception date 3/1/01)............................        4.33%+             -0.67%+


---------------

 + Unannualized total returns.


 * As if shares were redeemed at end of period.

** Retail B Shares (i) are subject to a 5.00% contingent deferred sales charge if shares are redeemed within the first year, decreasing to 4.00%, 4.00%, 4.00%, 3.00%, 2.00% and 1.00% for redemptions made during the second through seventh years, respectively, and (ii) automatically convert to Retail A Shares after eight years.

Past performance is no guarantee of future results. Investment returns and principal values will vary with market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The investment advisor and/or its affiliates and/or the administrator is presently waiving fees and/or reimbursing expenses and may revise or discontinue such practice at any time. Without such waivers and/or reimbursements, performance would be lower. Total return figures in this report include changes in share price, reinvestment of dividends and capital gains distributions and include the deduction of any sales charges, where applicable, unless otherwise indicated.

                                                                      APPENDIX D


         INFORMATION APPLICABLE TO CLASS Z, CLASS T AND CLASS G SHARES
          OF THE LIBERTY FUND AND TRUST, RETAIL A AND RETAIL B SHARES
                              OF THE GALAXY FUNDS


COMPARISON OF DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR THE LIBERTY FUND AND THE GALAXY FUNDS.



     CLASS Z SHARES AND TRUST SHARES. There are no distribution and service (12b-1) fees on Class Z shares of the Liberty Fund or Trust Shares of the Galaxy Funds. Although Galaxy has adopted a Shareholder Services Plan with respect to Trust Shares of each Galaxy Fund, Galaxy has not entered into any servicing agreements under the Shareholder Services Plan for Trust Shares. The Liberty Fund has not adopted a shareholder services plan with respect to Class Z shares.


     CLASS T SHARES AND RETAIL A SHARES. The Liberty Fund and each Galaxy Fund have adopted a Shareholder Services Plan (each a "Services Plan") with respect to Class T shares and Retail A Shares, respectively. Under the respective Services Plans, Class T shares of the Liberty Fund and Retail A Shares of the Galaxy Funds can pay fees for shareholder liaison and/or administrative support services. The fees payable under each Services Plan for such shareholder liaison and/or administrative support services, and the amount of such fees which the Liberty Fund and the Galaxy Funds expect to pay during the current fiscal year, are the same.

     CLASS G SHARES AND RETAIL B SHARES. The Liberty Fund and each Galaxy Fund have adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act (each a "12b-1 Plan") with respect to Class G shares and Retail B Shares, respectively. Under the respective 12b-1 Plans, the Liberty Fund or a Galaxy Fund may pay (a) its distributor or another person for expenses and activities intended to result in the sale of Class G shares or Retail B Shares,
(b) institutions for shareholder liaison services, and (c) institutions for administrative support services. The fees payable under each 12b-1 Plan for such distribution expenses and shareholder liaison and/or administrative support services, and the amount of such fees which the Liberty Fund and the Galaxy Funds intend to pay during the current fiscal year, are the same.


     SHAREHOLDER TRANSACTIONS AND SERVICES OF THE LIBERTY FUND AND THE GALAXY FUNDS. This section describes the shareholder transactions and services of the Liberty Fund and the Galaxy Funds.


A. SALES CHARGES, REDUCTION OF SALES CHARGES AND EXEMPTIONS


     CLASS Z SHARES AND TRUST SHARES. Class Z shares of the Liberty Fund and Trust Shares of the Galaxy Funds are offered at net asset value with no front-end or contingent deferred sales charges.



     CLASS T SHARES AND RETAIL A SHARES. Purchases of Class T shares of the Liberty Fund and Retail A Shares of the Galaxy Funds are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your investment and the current value of your account. Sales charges are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class T shares and Retail A Shares. Class T shares of the Liberty Fund and Retail A Shares of the Galaxy Funds are subject to the same sales charge schedule, except that for shares purchased without a front-end sales charge, a contingent deferred sales charge (CDSC) of 1% applies to redemptions within one year of purchase for Retail A Shares of the Galaxy Funds compared to 18 months for Class T shares of the Liberty Fund.



     In addition, the sales charge on purchases of Class T shares of the Liberty Funds and Retail A Shares of the Galaxy Funds is waived for certain categories of investors or transactions. The sales charges on Class T shares are waived for
(i) any Galaxy shareholder who purchased Retail A Shares without a sales charge and continues to hold the shares; (ii) any Galaxy shareholder prior to December 1, 1995; and (iii) any shareholder of the Boston 1784 Funds on the date the Funds were merged into Galaxy. The sales charges on Retail A

Shares are waived for: (i) any shareholder buying shares with money from another Galaxy Fund on which the shareholder has already paid a sales charge (within 90 days of redemption); (ii) an investment professional who places trades for clients and charges a fee; (iii) an investor who buys shares through an all-inclusive fee program (wrap programs) offered by a financial institution;
(iv) any Galaxy shareholder prior to December 1, 1995; and (v) any shareholder of the Boston 1784 Funds on the date the Funds were merged into Galaxy.



     CLASS G SHARES AND RETAIL B SHARES. The offering price for Class G Shares of the Liberty Fund and Retail B Shares of the Galaxy Funds is net asset value. Class G shares and Retail B Shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC. The CDSC gradually declines each year and eventually disappears over time. The Liberty Fund's or the Galaxy Funds' distributor pays your financial advisor firm an up-front commission on sales of Class G shares or Retail B Shares, as applicable. Class G shares of the Liberty Fund issued in connection with the Acquisitions in exchange for Retail B Shares of the Galaxy Funds purchased prior to January 1, 2001 will be subject to the same contingent deferred sales charge schedule and conversion feature as Retail B Shares purchased prior to January 1, 2001, except that Class G shares will convert to Class T shares. Class G shares of the Liberty Fund issued in connection with the Acquisitions in exchange for Retail B Shares of the Galaxy Funds purchased on or after January 1, 2001 and Class G shares of the Liberty Fund issued after the Acquisitions will be subject to the same contingent deferred sales charge schedule and conversion feature as Retail B Shares purchased on or after January 1, 2001, except that Class G shares will convert to Class T shares. Class G shares of the Liberty Fund issued in connection with the Acquisitions in exchange for Retail B Shares of the Galaxy Funds issued in connection with the reorganization of The Pillar Funds into Galaxy ("Pillar Reorganization") will be subject to the same contingent deferred sales charge schedule and conversion feature as Retail B Shares issued in the Pillar Reorganization, except that Class G shares will convert to Class T shares.


B. PURCHASE PROCEDURES


     The purchase procedures, including the minimum investment requirements, for Class T shares and Class G shares of the Liberty Fund and Retail A Shares and Retail B Shares of the Galaxy Funds are the same. The following chart compares the purchase procedures, including the minimum investment requirements, for Class Z shares of the Liberty Fund (as of the proposed Acquisitions) with those for Trust Shares:



                                        LIBERTY FUND:                      GALAXY FUNDS:
                                       CLASS Z SHARES                      TRUST SHARES
                              ---------------------------------  ---------------------------------
Minimum Initial
Investment..................  (1) $1,000 for (a) any             None, but financial institutions
                              shareholder (as well as any        and employer-sponsored defined
                              family member or person listed on  contribution plans may have
                              an account registration for any    minimum investment requirements.
                              account of the shareholder) of a
                              fund distributed by Liberty Funds
                              Distributor, Inc. ("LFD") who (i)
                              holds Class Z shares, or (ii)
                              holds Class A shares that were
                              exchanged for Class Z shares; (b)
                              any trustee or director (or
                              family member) of any fund
                              distributed by LFD; or (c) any
                              employee (or family member) of
                              FleetBoston Financial Corporation
                              or its subsidiaries; (2) $100,000
                              for (a) clients of broker-dealers
                              or registered investment advisors
                              that both recommend the purchase
                              of fund shares and charge clients
                              an asset-based fee; and (b) any
                              insurance company, trust company,
                              bank,

                                        LIBERTY FUND:                      GALAXY FUNDS:
                                       CLASS Z SHARES                      TRUST SHARES
                              ---------------------------------  ---------------------------------
                              endowment, investment company or
                              foundation purchasing shares for
                              its own account; and (3) no
                              minimum initial investment for
                              (a) any client of Fleet National
                              Bank ("Fleet") or a subsidiary
                              for shares purchased through an
                              asset management, trust,
                              retirement plan administration,
                              private client or similar
                              arrangement with Fleet or the
                              subsidiary; (b) a retirement plan
                              (or the custodian for such a
                              plan) with aggregate plan assets
                              of at least $5 million at the
                              time of purchase and which
                              purchases shares directly from
                              LFD or through a third party
                              broker-dealer; or (c) any person
                              investing all or part of the
                              proceeds of a distribution,
                              rollover or transfer of assets
                              into a Liberty Individual
                              Retirement Account, from any
                              deferred compensation plan which
                              was a shareholder of any of the
                              funds of Liberty Acorn Trust on
                              September 29, 2000, in which the
                              investor was a participant and
                              through which the investor
                              invested in one or more of the
                              funds of Liberty Acorn Trust
                              immediately prior to the
                              distribution, transfer or
                              rollover.

Minimum Subsequent
Investments.................  None                               None

Purchase Methods............  Through a financial advisor or     Through a bank or trust
                              directly through the Liberty       institution at which you maintain
                              Fund's distributor by mail; by     a qualified account or through
                              telephone; or by wire.             your employer-sponsored defined
                                                                 contribution plan.

C. REDEMPTION PROCEDURES



     The redemption procedures for Class T shares and Class G shares of the Liberty Fund and Retail A Shares and Retail B Shares of the Galaxy Funds are generally the same. The following chart compares the redemption procedures for Class Z shares of the Liberty Fund with those for Trust Shares of the Galaxy
Funds:



                                        LIBERTY FUND:                   GALAXY FUNDS:
                                        CLASS Z SHARES                   TRUST SHARES
                                ------------------------------  ------------------------------
Through an Authorized Broker-
  Dealer or Other Financial
  Institution or Adviser......  Yes                             Yes, including employer-
                                                                sponsored defined contribution
                                                                plans.
By Mail.......................  Yes                             No
By Telephone..................  Yes                             No
By Wire.......................  Yes                             No
By Systematic Withdrawal
  Plan........................  Yes                             No
By Electronic Transfer........  Yes. Retirement accounts have   No
                                special requirements



     The Liberty Fund, with respect to Class Z shares, Class T shares and Class G shares, and each Galaxy Fund with respect to Trust Shares, Retail A Shares and Retail B Shares, may impose an annual account fee of $10 if the balance in a shareholder's account drops below $1,000 because of redemptions. The shareholder will be given approximately 60 days to add to the account to avoid the charge.



D. ADDITIONAL SHAREHOLDER SERVICES



     The Liberty Fund, with respect to its Class T shares and Class G shares, and the Galaxy Funds, with respect to their Retail A Shares and Retail B Shares, offer an Automatic Investment Plan. The terms and conditions of these Plans are generally the same. Class Z shares of the Liberty Fund offer an Automatic Investment Plan, while Trust Shares of the Galaxy Funds do not offer a similar program, as indicated in the following chart:



                                        LIBERTY FUND:                   GALAXY FUNDS:
                                        CLASS Z SHARES                   TRUST SHARES
                                ------------------------------  ------------------------------
Automatic Investment Plan.....  Yes (at least $50 per month or  No quarter)



E. SHARE EXCHANGES



     The procedures for participating in the exchange privilege with respect to Class Z shares, Class T shares and Class G shares of the Liberty Fund are the same as the procedures for participating in the exchange privilege for Trust Shares, Retail A Shares and Retail B Shares of the Galaxy Funds.


     Liberty and Galaxy also offer automated dollar cost averaging where $100 or more each month from one fund may be used to purchase shares of the same class of another fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from.


     Class T shares of the Liberty Fund acquired in the Acquisitions may be exchanged for Class T shares or Class A shares of any other fund distributed by Liberty Funds Distributor, Inc. However, once Class T shares are exchanged for Class A shares, they cannot be exchanged back into Class T shares. Class G shares of the Liberty Fund acquired in the Acquisitions may be exchanged for Class G shares or Class B shares of any other fund distributed by Liberty Funds Distributor, Inc. However, once Class G shares are exchanged for Class B shares, they cannot be exchanged back into Class G shares. Class Z shares of the Liberty Fund acquired in the Acquisitions may be exchanged for Class Z shares or Class A shares of any fund sold by Liberty Funds Distributor, Inc.

F. PRICING OF SHARES FOR THE LIBERTY FUND AND GALAXY FUNDS

     The price per share (offering price) will be the net asset value per share ("NAV") next determined after the Liberty Fund or a Galaxy Fund receives your purchase order plus, in the case of Class T shares of the Liberty Fund and Retail A Shares of the Galaxy Funds, the applicable sales charge.

     For processing purchase and redemption orders, the NAV per share of the Liberty Fund is calculated on each day that the New York Stock Exchange (the "Exchange") is open for trading at the close of regular trading on the Exchange that day (usually 4:00 p.m. Eastern time). For processing purchase and redemption orders, the NAV per share of each Galaxy Fund is calculated on each day that the Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open as of the close of trading on the Exchange that day (usually 4:00 p.m. Eastern Time).


G. DIVIDENDS AND DISTRIBUTIONS


     Net investment income dividends for the Liberty Fund and the Galaxy Funds are declared daily and paid monthly.

     The Liberty Fund and each Galaxy Fund declares and distributes net capital gains at least annually.

H. ADDITIONAL INFORMATION REGARDING THE PURCHASE AND SALE OF SHARES OF THE LIBERTY FUND


  How to Buy Shares


     Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Liberty Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
Through your financial advisor..........    Your financial advisor can help you
                                            establish your account and buy Liberty
                                            Fund shares on your behalf. To receive
                                            the current trading day's price, your
                                            financial advisor firm must receive your
                                            request prior to the close of the New
                                            York Stock Exchange (NYSE), usually 4:00
                                            p.m. Eastern time. Your financial
                                            advisor may charge you fees for
                                            executing the purchase for you.
By check (new account)..................    For new accounts send a completed
                                            application and check made payable to
                                            the Liberty Fund to the transfer agent,
                                            Liberty Funds Services, Inc., P.O. Box
                                            8081, Boston, MA 02266-8081.
By check (existing account).............    For existing accounts fill out and
                                            return the additional investment stub
                                            included in your quarterly statement, or
                                            send a letter of instruction including
                                            your fund name and account number with a
                                            check made payable to the fund to
                                            Liberty Funds Services, Inc., P.O. Box
                                            8081, Boston, MA 02266-8081.

METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
By exchange.............................    You or your financial advisor may
                                            acquire shares for your account by
                                            exchanging shares you own in one fund
                                            for shares of the same class of the
                                            Liberty Fund at no additional cost.
                                            There may be an additional charge if
                                            exchanging from a money market fund. To
                                            exchange by telephone, call
                                            1-800-422-3737.
By wire.................................    You may purchase shares by wiring money
                                            from your bank account to your Liberty
                                            Fund account. To wire funds to your
                                            Liberty Fund account, call
                                            1-800-422-3737 to obtain a control
                                            number and the wiring instructions.
By electronic funds transfer............    You may purchase shares by
                                            electronically transferring money from
                                            your bank account to your Liberty Fund
                                            account by calling 1-800-422-3737. An
                                            electronic funds transfer may take up to
                                            two business days to settle and be
                                            considered in "good form." You must set
                                            up this feature prior to your telephone
                                            request. Be sure to complete the
                                            appropriate section of the application.
Automatic investment plan...............    You can make monthly or quarterly
                                            investments automatically from your bank
                                            account to your Liberty Fund account.
                                            You can select a pre-authorized amount
                                            to be sent via electronic funds
                                            transfer. Be sure to complete the
                                            appropriate section of the application
                                            for this feature.
Automated dollar cost averaging.........    You can purchase shares for your account
                                            by exchanging $100 or more each month
                                            from another fund for shares of the same
                                            class of the Liberty Fund at no
                                            additional cost. You must have a current
                                            balance of at least $5,000 in the fund
                                            the money is coming from. The designated
                                            amount will be exchanged on the third
                                            Tuesday of each month. Exchanges will
                                            continue so long as your fund balance is
                                            sufficient to complete the transfers.
                                            You may terminate your program or change
                                            the amount of the exchange (subject to
                                            the $100 minimum) by calling 1-800-422-
                                            3737. Be sure to complete the
                                            appropriate section of the account
                                            application for this feature.
By dividend diversification.............    You may automatically invest dividends
                                            distributed by another fund into the
                                            same class of shares of the Liberty Fund
                                            at no additional sales charge. To invest
                                            your dividends in the Liberty Fund, call
                                            1-800-345-6611.



  How to Sell Shares


     Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Liberty Fund on any regular business day that the NYSE is open.

     When the Liberty Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, if applicable, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

     The Liberty Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Liberty Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances.


METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
Through your financial advisor..........    You may call your financial advisor to
                                            place your sell order. To receive the
                                            current trading day's price, your
                                            financial advisor firm must receive your
                                            request prior to the close of regular
                                            trading on the NYSE, usually 4:00 p.m.
                                            Eastern time. Your financial advisor may
                                            charge you fees for executing a
                                            redemption for you.
By exchange.............................    You or your financial advisor may sell
                                            shares by exchanging from a fund into
                                            the same share class of another fund at
                                            no additional cost. Class Z shares may
                                            also be exchanged for Class A shares. To
                                            exchange by telephone, call
                                            1-800-422-3737.
By telephone............................    You or your financial advisor may sell
                                            shares by telephone and request that a
                                            check be sent to your address of record
                                            by calling 1-800-422-3737, unless you
                                            have notified the Liberty Fund of an
                                            address change within the previous 30
                                            days. The dollar limit for telephone
                                            sales is $100,000 in a 30-day period.
                                            You do not need to set up this feature
                                            in advance of your call. Certain
                                            restrictions apply to retirement
                                            accounts. For details, call
                                            1-800-345-6611.
By mail.................................    You may send a signed letter of
                                            instruction or stock power form along
                                            with any share certificates to be sold
                                            to the address below. In your letter of
                                            instruction, note the fund's name, share
                                            class, account number, and the dollar
                                            value or number of shares you wish to
                                            sell. All account owners must sign the
                                            letter, and signatures must be
                                            guaranteed by either a bank, a member
                                            firm of a national stock exchange or
                                            another eligible guarantor institution.
                                            Additional documentation is required for
                                            sales by corporations, agents,
                                            fiduciaries, surviving joint owners and
                                            individual retirement account owners.
                                            For details, call 1-800-345-6611. Mail
                                            your letter of instruction to Liberty
                                            Funds Services, Inc., P.O. Box 8081,
                                            Boston, MA 02266-8081.

METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
By wire.................................    You may sell shares and request that the
                                            proceeds be wired to your bank. You must
                                            set up this feature prior to your
                                            telephone request. Be sure to complete
                                            the appropriate section of the account
                                            application for this feature.
By systematic withdrawal plan...........    You may automatically sell a specified
                                            dollar amount or percentage of your
                                            account on a monthly, quarterly or
                                            semi-annual basis and have the proceeds
                                            sent to you if your account balance is
                                            at least $5,000. This feature is not
                                            available if you hold your shares in
                                            certificate form. All dividend and
                                            capital gains distributions must be
                                            reinvested. Be sure to complete the
                                            appropriate section of the account
                                            application for this feature.
By electronic funds transfer............    You may sell shares and request that the
                                            proceeds be electronically transferred
                                            to your bank. Proceeds may take up to
                                            two business days to be received by your
                                            bank. You must set up this feature prior
                                            to your request. Be sure to complete the
                                            appropriate section of the account
                                            application for this feature.



  Fund Policy on Trading of Fund Shares


     The Liberty Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Liberty Fund shares disrupt portfolio management and increase Liberty Fund expenses. In order to promote the best interests of the Liberty Fund, the Liberty Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Liberty Fund. The fund into which you would like to exchange also may reject your request.


  Share Certificates


     Share certificates are not available for Class T shares, Class G shares or Class Z shares of the Liberty Fund. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

                    LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST

                     STEIN ROE INTERMEDIATE MUNICIPALS FUND


             ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2621


Dear Shareholder:


     The Stein Roe Intermediate Municipals Fund will hold a special meeting of shareholders on October 18, 2002, at 2:00 p.m. (Eastern Time). At this meeting, shareholders of the Fund will be asked to vote on the proposed acquisition of their fund by the Liberty Intermediate Tax Exempt Bond Fund, which is one of a number of fund acquisitions and liquidations recommended by Columbia Management Group, Inc. ("Columbia"), the new parent company of the investment advisers to the Funds. Columbia's overall goal in proposing these fund acquisitions is two-fold. First, by merging funds with similar investment strategies, Columbia can create larger, more efficient funds. Second, by consolidating its investment product line, Columbia can concentrate its portfolio management and distribution resources on a more focused group of portfolios.



     In most cases, shareholders will not experience an increase in net expenses as a result of the acquisition, based on estimated expenses as of March 31, 2002, due to expected cost savings or fee waivers that will stay in place for at least a year. Columbia specifically recommended the acquisition of the Stein Roe Intermediate Municipals Fund to enable shareholders to invest in a larger fund. The specific details and reasons for the Fund's acquisition are contained in the enclosed Combined Prospectus and Proxy Statement. Please read it carefully.



     THE TRUSTEES OF LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE ACQUISITION OF YOUR FUND.


     This special meeting will be held at Columbia's offices located at One Financial Center, Boston, Massachusetts. While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. Your fund has retained the services of PROXY ADVANTAGE, a division of PFPC, Inc., to assist shareholders with the voting process. As we get closer to October 18th, shareholders who have not yet voted may receive a call from PROXY ADVANTAGE reminding them to exercise their right to vote.


     YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY PHONE, BY INTERNET OR IN PERSON. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!



     If you have any questions regarding the enclosed Combined Prospectus and Proxy Statement, please call PROXY ADVANTAGE at 1-866-619-0984.


     We appreciate your participation and prompt response in these matters and thank you for your continued support.

                                          Sincerely,

                                          -s- Keith T. Banks

                                          Keith T. Banks, President
                                          Liberty-Stein Roe Funds Municipal
                                          Trust


August 26, 2002



G-60/753K-0702

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                          TO BE HELD OCTOBER 18, 2002


                    LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST

                     STEIN ROE INTERMEDIATE MUNICIPALS FUND



     NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Stein Roe Intermediate Municipals Fund will be held at 2:00 p.m. Eastern Time on Friday, October 18, 2002, at the offices of Columbia Management Group, Inc., One Financial Center, Boston, Massachusetts 02111-2621, for these purposes:



          1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Stein Roe Intermediate Municipals Fund to, and the assumption of all of the liabilities of the Stein Roe Intermediate Municipals Fund by, the Liberty Intermediate Tax Exempt Bond Fund in exchange for shares of the Liberty Intermediate Tax Exempt Bond Fund and the distribution of such shares to the shareholders of the Stein Roe Intermediate Municipals Fund in complete liquidation of the Stein Roe Intermediate Municipals Fund.


          2. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

     Shareholders of record at the close of business on August 2, 2002, are entitled to notice of and to vote at the meeting and any adjourned session.

                                          By order of the Board of Trustees,

                                          Jean S Loewenberg
                                          Jean S. Loewenberg, Secretary


August 26, 2002



     YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY PHONE, BY MAIL, BY INTERNET OR IN PERSON. SEE THE ENCLOSED PROXY INSERT FOR INSTRUCTIONS. PLEASE HELP THE STEIN ROE INTERMEDIATE MUNICIPALS FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

                    COMBINED PROSPECTUS AND PROXY STATEMENT


                                AUGUST 26, 2002



                ACQUISITION OF THE ASSETS AND LIABILITIES OF THE


                     STEIN ROE INTERMEDIATE MUNICIPALS FUND

                  c/o Liberty-Stein Roe Funds Municipal Trust
                                   Suite 3200

                              One Financial Center


                        Boston, Massachusetts 02111-2621

                                 1-800-338-2550


                      BY AND IN EXCHANGE FOR SHARES OF THE


                   LIBERTY INTERMEDIATE TAX EXEMPT BOND FUND


                           c/o Liberty Funds Trust V

                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-426-3750

                               TABLE OF CONTENTS


QUESTIONS AND ANSWERS.......................................    3
PROPOSAL -- Acquisition of the Stein Roe Intermediate
            Municipals Fund by the Liberty Intermediate Tax
            Exempt Bond Fund................................   13
  The Proposal..............................................   13
  Principal Investment Risks................................   13
  Information about the Acquisition of the Stein Roe
     Intermediate Municipals Fund...........................   14
GENERAL.....................................................   28
  Voting Information........................................   28
Appendix A -- Agreement and Plan of Reorganization..........  A-1
Appendix B -- Fund Information..............................  B-1
Appendix C -- Management's Discussion of Fund Performance of
              the Galaxy Intermediate Tax Exempt Bond
              Fund..........................................  C-1
Appendix D -- Information Applicable to Class A, Class B,
              Class C and Class Z Shares of the Liberty
              Intermediate Tax Exempt Bond Fund.............  D-1



     This Combined Prospectus and Proxy Statement ("Prospectus/Proxy") contains information you should know before voting on the Agreement and Plan of Reorganization relating to the proposed acquisition of the Stein Roe Intermediate Municipals Fund (the "Intermediate Municipals Fund") by the Liberty Intermediate Tax Exempt Bond Fund (the "Liberty Fund" and together with the Intermediate Municipals Fund, the "Funds") (together with the other acquisitions described below, each an "Acquisition" and together the "Acquisitions") at a Special Meeting of Shareholders of the Intermediate Municipals Fund (the "Meeting"), which will be held at 2:00 p.m. Eastern Time on October 18, 2002 at the offices of Columbia Management Group, Inc., One Financial Center, Boston, Massachusetts 02111-2621. The Intermediate Municipals Fund and Liberty Fund are each registered, open-end management investment companies (mutual funds). Please read this Prospectus/Proxy and keep it for future reference.


     The Proposal in this Prospectus/Proxy relates to the proposed acquisition of the Intermediate Municipals Fund by the Liberty Fund. If the Acquisition of the Intermediate Municipals Fund occurs, you will become a shareholder of the Liberty Fund. If the Agreement and Plan of Reorganization is approved by the shareholders of the Intermediate Municipals Fund and the related Acquisition occurs, the Intermediate Municipals Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Liberty Fund in exchange for shares of a similar class of the Liberty Fund with the same aggregate net asset value as the net value of the assets and liabilities transferred. After that exchange, shares of each class received by the Intermediate Municipals Fund will be distributed pro rata to its shareholders of the corresponding class. At the same time that the Intermediate Municipals Fund is reorganized into the Liberty Fund, it is expected that the Galaxy Tax-Exempt Bond Fund and Galaxy Intermediate Tax-Exempt Bond Fund of The Galaxy Fund and the Galaxy II Municipal Bond Fund of Galaxy Fund II will also be reorganized into the Liberty Fund.


     Please review this Proposal carefully.

     The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are also incorporated into this Prospectus/Proxy by reference:

     - The Prospectus for the Intermediate Municipals Fund dated November 1,
       2001.

     - The Statement of Additional Information for the Intermediate Municipals Fund dated November 1, 2001.


     - The Portfolio Manager's Report, the Report of Independent Accountants and the financial statements included in the Annual Report to Shareholders dated June 30, 2002 of the Intermediate Municipals Fund.



     - The Prospectuses for the Galaxy Intermediate Tax-Exempt Bond Fund dated February 28, 2002, as supplemented on July 3, 2002.



     - The Statement of Additional Information of the Galaxy Intermediate Tax-Exempt Bond Fund dated February 28, 2002 as supplemented on July 3, 2002.



     - Management's Discussion of Fund Performance, the Report of Independent Accountants and the financial statements included in the Annual Report to Shareholders dated October 31, 2001, as supplemented on April 1, 2002, and the financial statements included in the Semi-Annual Report to Shareholders dated April 30, 2002 of the Galaxy Intermediate Tax-Exempt Bond Fund.



     - The Statement of Additional Information of the Liberty Fund dated August 26, 2002 relating to this Prospectus/Proxy.



     The Intermediate Municipals Fund has previously sent its Annual Report and Semi-Annual Report to its shareholders. For a free copy of the Reports, or any of the other documents listed above, you may call 1-800-426-3750, or you may write to the Intermediate Municipals Fund at the address listed on the cover of this Prospectus/Proxy. You may also obtain many of these documents by accessing the Internet site for the Intermediate Municipals Fund at www.steinroe.com. Text-only versions of all the Intermediate Municipals Fund, Galaxy Intermediate Tax-Exempt Bond Fund and Liberty Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet site at www.sec.gov. You can review and copy information about the Funds by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0102. In addition, these materials can be inspected and copied at the SEC's regional offices at The Woolworth Building, 233 Broadway, New York, New York 10279 and 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.



     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS/PROXY IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             QUESTIONS AND ANSWERS


THE FOLLOWING QUESTIONS AND ANSWERS PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITION OF THE INTERMEDIATE MUNICIPALS FUND AND OF THE INFORMATION CONTAINED IN THIS PROSPECTUS/PROXY. PLEASE REVIEW THE FULL PROSPECTUS/PROXY PRIOR TO CASTING YOUR VOTE.



1.  WHAT IS BEING PROPOSED?



The Trustees of Liberty-Stein Roe Funds Municipal Trust ("Liberty-Stein Roe") are recommending that the Liberty Fund acquire the Intermediate Municipals Fund. This means that the Liberty Fund would acquire all of the assets and liabilities of the Intermediate Municipals Fund in exchange for shares of the Liberty Fund. The Liberty Fund is a new "shell" portfolio of Liberty Funds Trust V ("Liberty V") created to acquire and continue the operations of the Galaxy Intermediate Tax-Exempt Bond Fund, and has the same investment goal, investment policies, strategies and restrictions, as the Galaxy Intermediate Tax-Exempt Fund. If the Acquisition of the Intermediate Municipals Fund is approved and the Acquisition is consummated, your shares of the Intermediate Municipals Fund will be cancelled and you will receive shares of the Liberty Fund with an aggregate net asset value equal to the aggregate net asset value of your Intermediate Municipals Fund shares as of the business day before the closing of such Acquisition. The Acquisition of the Intermediate Municipals Fund is currently scheduled to take place on or around December 6, 2002, or such other date as the parties may agree. At the same time that the Intermediate Municipals Fund is reorganized into the Liberty Fund, it is expected that the Galaxy Tax-Exempt Bond Fund and Galaxy Intermediate Tax-Exempt Bond Fund (each a "Galaxy Fund" and together the "Galaxy Funds") of The Galaxy Fund ("Galaxy") and the Galaxy II Municipal Bond Fund (the "Galaxy II Municipal Fund" and together with the Galaxy Funds and the Intermediate Municipals Fund, each an "Acquired Fund" and together the "Acquired Funds") of Galaxy Fund II ("Galaxy II") will also be acquired by the Liberty Fund (the "Other Acquisitions"). Consummation of the Acquisition of each Galaxy Fund is subject to the approval of the shareholders of such Galaxy Fund, and consummation of the Acquisition of the Galaxy II Municipal Fund is subject to the approval of the shareholders of the Galaxy II Municipal Fund. Note that the closing of the Acquisition of the Intermediate Municipals Fund and the closing of each Other Acquisition is conditioned on the closing of the Galaxy Intermediate Tax-Exempt Bond Fund. Accordingly, in the event that the shareholders of one or more of the Intermediate Municipals Fund, Galaxy Tax-Exempt Bond Fund and Galaxy II Municipal Fund approve their Acquisition(s) but shareholders of the Galaxy Intermediate Tax-Exempt Bond Fund do not approve its Acquisition, the approved Acquisition(s) will not take place.



2.  WHY IS THE ACQUISITION BEING PROPOSED?



Stein Roe & Farnham Incorporated ("Stein Roe"), the investment adviser to the Intermediate Municipals Fund, Fleet Investment Advisors Inc. ("FIA"), the investment adviser to each Galaxy Fund and the Liberty Fund, and several other investment advisory firms (the "Columbia Affiliates") are each part of a larger organization known as Columbia Management Group, Inc. ("Columbia"). FIA, Stein Roe and the Columbia Affiliates manage mutual fund portfolios that are offered by three separate fund families -- the Galaxy Funds, Liberty Funds, and Columbia Funds (collectively, the "Columbia Group Funds"). Columbia has proposed a number of fund acquisitions and liquidations involving the Columbia Group Funds in addition to the Acquisition described in this Prospectus/Proxy. The overall purposes of these fund acquisitions and liquidations include consolidating and rationalizing the product offerings of the Columbia Group Funds, creating larger, more efficient funds, and permitting Columbia to concentrate its portfolio management and distribution resources on a more focused group of portfolios.



The Trustees of Liberty-Stein Roe recommend approval of the Acquisition because it offers shareholders of the Intermediate Municipals Fund the opportunity to invest in a larger fund (allowing the potential for more efficient operations by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base) with an investment goal and strategies generally similar to those of the Intermediate Municipals Fund. In reviewing the Acquisition, the Trustees also considered the following matters:


     - based on estimated expense ratios as of March 31, 2002, shareholders of each class of shares are expected to experience the same or lower net expenses (expenses after reduction by the voluntary fee waiver and expense reimbursement described in footnote 10 to the Annual Fund Operating Expenses table below), although their gross expenses (expenses before reduction by such voluntary waiver and expense reimbursement) are expected to increase; and



     - the Acquisition is expected to be tax-free for shareholders of the Intermediate Municipals Fund who choose to remain shareholders of the Liberty Fund.


Please review "Reasons for the Acquisition" for more information regarding the factors considered by the Liberty-Stein Roe Trustees.


3. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE INTERMEDIATE MUNICIPALS FUND AND LIBERTY FUND COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITIONS?



The following tables allow you to compare the sales charges and management fees and expenses of the Intermediate Municipals Fund with those that Columbia expects to be applicable to the combined fund in the first year following the Acquisition. As part of the Acquisition, Class A shareholders of the Intermediate Municipals Fund will receive Class A shares of the Liberty Fund; Class B shareholders of the Intermediate Municipals Fund will receive Class B shares of the Liberty Fund; Class C shareholders of the Intermediate Municipals Fund will receive Class C shares of the Liberty Fund; and Class S shareholders of the Intermediate Municipals Fund will receive Class Z shares of the Liberty Fund. Sales charges, if applicable, are paid directly by shareholders to each Fund's distributor. Annual Fund Operating Expenses are paid by each Fund. They include management fees, 12b-1 fees (if applicable) and administrative costs, including pricing and custody services. The Annual Fund Operating Expenses shown in the table below represent expenses for each of the Galaxy Tax-Exempt Bond Fund, Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy II Municipal Fund and Intermediate Municipals Fund for its last fiscal year (ended October 31, 2001 for the Galaxy Funds, March 31, 2002 for the Galaxy II Municipal Fund, and June 30, 2002 for the Intermediate Municipals Fund), and those expected to be incurred by the combined fund on a pro forma basis (after giving effect to all of the Acquisitions and based on pro forma combined net assets as of March 31,
2002). In addition, following the presentation of that detailed information, Annual Fund Operating Expenses and Example Expenses are presented on a pro forma combined basis for each possible scenario in which the Liberty Fund acquires some but not all of the Acquired Funds.



Shareholders of the Acquired Funds will not pay additional sales charges as a result of the Acquisitions, although any contingent deferred sales charge ("CDSC") applicable to share purchases made prior to the Acquisition will be continued.



Based on estimated expenses as of March 31, 2002, the Liberty Fund's pro forma combined total Annual Fund Operating Expenses may be higher than the expenses incurred by the Intermediate Municipals Fund for its fiscal year ended June 30, 2002. However, net expenses, or the actual expenses paid by shareholders, of each class of shares of the Liberty Fund are expected to be equal to or lower than the net expenses of the corresponding classes of shares of the Intermediate Municipals Fund (after giving effect to the voluntary management fee waiver and/or distribution and service (12b-1) waiver and/or expense reimbursement described in footnote 10 to the Annual Fund Operating Expenses table). FIA and/or its affiliates have undertaken to maintain the management fee waiver and expense reimbursement through the first anniversary of the consummation of the Acquisitions, after which these arrangements may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of the Intermediate Municipals Fund as of March 31, 2002. In addition, the distribution and service (12b-1) fee waiver is voluntary and may be modified or terminated at any time.

SHAREHOLDER FEES

(paid directly from your investment)


                                                                                              GALAXY
                                                                              GALAXY       INTERMEDIATE
                                                                            TAX-EXEMPT      TAX-EXEMPT     GALAXY II
                                 INTERMEDIATE MUNICIPALS FUND              BOND FUND(1)    BOND FUND(1)     FUND(1)
                                 ----------------------------              ------------    ------------    ---------
                       CLASS A(1)   CLASS B(1)   CLASS C(1)   CLASS S(2)       TRUST           TRUST        SHARES
Maximum sales charge
(load) on purchases
(%) (as a percentage
of the offering
price)                    3.25(3)      None         None         None          None            None          None
--------------------------------------------------------------------------------------------------------------------
Maximum deferred
sales charge (load)
on redemptions (%)
(as a percentage of
the lesser of
purchase price or
redemption price)         1.00(4)      5.00(5)      1.00         None          None            None          None
--------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of
amount redeemed, if
applicable)              (6)          (6)          (6)          (7)          (6)             (6)            (6)



                                                                 LIBERTY FUND(1)
                                                               (PRO FORMA COMBINED)
                                                               --------------------
                                                     CLASS A    CLASS B    CLASS C    CLASS Z
Maximum sales charge (load) on purchases (%) (as a
percentage of the offering price)                     4.75(3)    None       None       None
---------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions
(%) (as a percentage of the lesser of purchase
price or redemption price)                            1.00(4)    5.00(5)    1.00       None
---------------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                              (6)        (6)        (6)        (6)


---------------
(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) A $5.00 fee per quarter may be charged, under certain circumstances, to accounts that fall below $2,000.



(3) Reduced sales charges may be available.



(4) This charge applies only to Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase and that are sold within 18 months of purchase. Subsequent Class A purchases that bring your account value above $1 million are subject to this charge if sold within 18 months of the date of purchase.



(5) This amount represents the maximum charge payable if you sell your shares in the first year after purchase. The actual deferred sales charge you pay depends on when and how you acquired your shares, when you redeem your shares and the amount of shares you purchased.



(6) There is a $7.50 charge for wiring sale proceeds to your bank.



(7) There is a $7 charge for wiring redemption proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES

(deducted directly from Fund assets)


                                                                                    GALAXY
                                                                                 INTERMEDIATE
                                                                     GALAXY       TAX-EXEMPT     GALAXY II
                                                                   TAX-EXEMPT     BOND FUND      MUNICIPAL
                                                                   BOND FUND        TRUST           FUND
                                                                  (FISCAL YEAR   (FISCAL YEAR   (FISCAL YEAR
                                                                     ENDED          ENDED          ENDED
                            INTERMEDIATE MUNICIPALS FUND          OCTOBER 31,    OCTOBER 31,     MARCH 31,
                          (FISCAL YEAR ENDED JUNE 30, 2002)          2001)          2001)          2002)
                          ---------------------------------       ------------   ------------   ------------
                        CLASS A   CLASS B   CLASS C   CLASS S        TRUST          TRUST          SHARES
Management fee (%)       0.58(7)   0.58(7)   0.58(7)   0.58(7)        0.75(8)        0.75(9)        0.25
------------------------------------------------------------------------------------------------------------
Distribution and
service (12b-1) fees
(%)                      0.20      0.85      0.85(7)   None           None           None           None
------------------------------------------------------------------------------------------------------------
Other expenses (%)       0.28      0.28      0.28      0.28           0.16           0.14           0.35
------------------------------------------------------------------------------------------------------------
Total annual fund
operating expenses (%)   1.06(7)   1.71(7)   1.71(7)   0.86(7)        0.91(8)        0.89(9)        0.60



                                                                    LIBERTY FUND
                                                                (PRO FORMA COMBINED)
                                                                --------------------
                                                        CLASS A   CLASS B   CLASS C   CLASS Z
Management fee (%)(10)                                   0.75      0.75      0.75      0.75
---------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                0.20(11)  0.85      0.85(10)  None
---------------------------------------------------------------------------------------------
Other expenses (%)                                       0.16      0.19(10)  0.17(10)  0.13
---------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)(10)             1.11      1.79      1.77      0.88


---------------

 (7) The Intermediate Municipals Fund pays a management fee of 0.44% and an administration fee of 0.14%. Stein Roe has voluntarily agreed to reimburse the Intermediate Municipals Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70%. As a result, the actual management fee for each share class would be 0.42%. The Intermediate Municipals Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares of the Intermediate Municipals Fund. As a result, the actual 12b-1 fee for Class C shares of the Intermediate Municipals Fund would be 0.40%. As a result, total Annual Fund operating expenses for Class A, B, C and S shares of the Intermediate Municipals Fund would be 0.90%, 1.55%, 1.10% and 0.70%, respectively. This arrangement may be modified or terminated by Stein Roe at any time.



 (8) FIA is waiving a portion of the management fee for the Galaxy Tax-Exempt Bond Fund so that such fees are expected to be 0.55%. Total annual fund operating expenses after this waiver are expected to be 0.71% for Trust Shares of the Galaxy Tax-Exempt Bond Fund. This fee waiver is voluntary and may be revised or discontinued at any time.



 (9) FIA is waiving a portion of the management fee for the Galaxy Intermediate Tax-Exempt Bond Fund so that such fees are expected to be 0.55%. Total annual fund operating expenses after this waiver are expected to be 0.69% for Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund. This fee waiver is voluntary and may be revised or discontinued at any time.



(10) FIA intends to waive a portion of the management fees so that such fees are expected to be 0.54%. The Liberty Fund's distributor intends to waive a portion of the distribution and service (12b-1) fees for Class C shares so that such fees are expected to be 0.40%. FIA and/or its affiliates have agreed to reimburse 0.03% and 0.01% of transfer agency fees for Class B shares and Class C shares, respectively. Other expenses after reimbursements are expected to be 0.16% for each of Class B shares and Class C shares. Total annual fund operating expenses after these fee waivers and/or reimbursements are expected to be 0.90%, 1.55%, 1.10% and 0.67% for Class A shares, Class B shares, Class C shares and Class Z shares, respectively. The distribution and service (12b-1) fee waiver is voluntary and may be modified or terminated at any time. However, FIA and/or its affiliates have undertaken to maintain the management fee waiver and transfer agency fee reimbursement through the first anniversary of the consummation of the Acquisition, after which these arrangements may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of the Intermediate Municipals Fund as of March 31, 2002.



(11) The Liberty Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Liberty Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but will limit such fees to an aggregate fee of not more than 0.20% during the current fiscal year.


     Whether one or more Acquisitions occur will affect the total Annual Fund Operating Expenses of the Liberty Fund on a pro forma combined basis after the Acquisition(s). The tables below present the pro forma combined total Annual Fund Operating Expenses, assuming that only the Acquisition of the Intermediate

Municipals Fund occurs, then assuming that the Acquisitions of the Intermediate Municipals Fund and one other Acquired Fund occur, and finally assuming that the Acquisitions of the Intermediate Municipals Fund and two other Acquired Funds occur.



If only the Acquisitions of the Intermediate Municipals Fund and Galaxy Intermediate Tax-Exempt Bond Fund were to occur, the total Annual Fund Operating Expenses of the Liberty Fund on a pro forma combined basis would be as follows:



                                                                         LIBERTY FUND
                                                                     (PRO FORMA COMBINED)
                                                                     --------------------
                                                             CLASS A   CLASS B   CLASS C   CLASS Z
Management fee (%)(12)                                        0.75      0.75      0.75      0.75
--------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                     0.20(11)  0.85      0.85(12)  None
--------------------------------------------------------------------------------------------------
Other expenses (%)                                            0.18(12)  0.21(12)  0.19(12)  0.13
--------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)(12)                  1.13      1.81      1.79      0.88


---------------

(12) FIA intends to waive a portion of the management fees so that such fees are expected to be 0.55%. The Liberty Fund's distributor intends to waive a portion of the distribution and service (12b-1) fees for Class C shares so that such fees are expected to be 0.40%. FIA and/or its affiliates have agreed to reimburse 0.03%, 0.06% and 0.04% of transfer agency fees for Class A shares, Class B shares and Class C shares, respectively. Other expenses after reimbursements are expected to be 0.15% for each of Class A shares, Class B shares and Class C shares. Total annual fund operating expenses after these fee waivers and/or reimbursements are expected to be 0.90%, 1.55%, 1.10% and 0.68% for Class A shares, Class B shares, Class C shares and Class Z shares, respectively. The distribution and service (12b-1) fee waiver is voluntary and may be modified or terminated at any time. However, FIA and/or its affiliates have undertaken to maintain the management fee waiver and transfer agency fee reimbursement through the first anniversary of the consummation of the Acquisition, after which these arrangements may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of the Intermediate Municipals Fund as of March 31, 2002.


If only the Acquisitions of the Intermediate Municipals Fund, Galaxy Tax-Exempt Bond Fund and Galaxy Intermediate Tax-Exempt Bond Fund were to occur, the total Annual Fund Operating Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                                         LIBERTY FUND
                                                                     (PRO FORMA COMBINED)
                                                                     --------------------
                                                             CLASS A   CLASS B   CLASS C   CLASS Z
Management fee (%)(13)                                        0.75      0.75      0.75      0.75
--------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                     0.20(11)  0.85      0.85(13)  None
--------------------------------------------------------------------------------------------------
Other expenses (%)                                            0.16      0.19(13)  0.17(13)  0.12
--------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)(13)                  1.11      1.79      1.77      0.87


---------------

(13) FIA intends to waive a portion of the management fees so that such fees are expected to be 0.54%. The Liberty Fund's distributor intends to waive a portion of the distribution and service (12b-1) fees for Class C shares so that such fees are expected to be 0.40%. FIA and/or its affiliates have agreed to reimburse 0.03% and 0.01% of transfer agency fees for Class B shares and Class C shares, respectively. Other expenses after reimbursements are expected to be 0.16% for each of Class B shares and Class C shares. Total annual fund operating expenses after these fee waivers and/or reimbursements are expected to be 0.90%, 1.55%, 1.10% and 0.66% for Class A shares, Class B shares, Class C shares and Class Z shares, respectively. The distribution and service (12b-1) fee waiver is voluntary and may be modified or terminated at any time. However, FIA and/or its affiliates have undertaken to maintain the management fee waiver and transfer agency fee reimbursement through the first anniversary of the consummation of the Acquisition, after which these arrangements may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of the Intermediate Municipals Fund as of March 31, 2002.

If only the Acquisitions of the Intermediate Municipals Fund, Galaxy Intermediate Tax-Exempt Bond Fund and Galaxy II Municipal Fund were to occur, the total Annual Fund Operating Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                                         LIBERTY FUND
                                                                     (PRO FORMA COMBINED)
                                                                     --------------------
                                                             CLASS A   CLASS B   CLASS C   CLASS Z
Management fee (%)(14)                                        0.75      0.75      0.75      0.75
--------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                     0.20(11)  0.85      0.85(14)  None
--------------------------------------------------------------------------------------------------
Other expenses (%)                                            0.18(14)  0.21(14)  0.19(14)  0.15
--------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)(14)                  1.13      1.81      1.79      0.90


---------------

(14) FIA intends to waive a portion of the management fees so that such fees are expected to be 0.55%. The Liberty Fund's distributor intends to waive a portion of the distribution and service (12b-1) fees for Class C shares so that such fees are expected to be 0.40%. FIA and/or its affiliates have agreed to reimburse 0.03%, 0.06% and 0.04% of transfer agency fees for Class A shares, Class B shares and Class C shares, respectively. Other expenses after reimbursements are expected to be 0.15% for each of Class A shares, Class B shares and Class C shares. Total annual fund operating expenses after these fee waivers and/or reimbursements are expected to be 0.90%, 1.55%, 1.10% and 0.70% for Class A shares, Class B shares, Class C shares and Class Z shares, respectively. The distribution and service (12b-1) fee waiver is voluntary and may be modified or terminated at any time. However, FIA and/or its affiliates have undertaken to maintain the management fee waiver and transfer agency fee reimbursement through the first anniversary of the consummation of the Acquisition, after which these arrangements may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of the Intermediate Municipals Fund as of March 31, 2002.



EXAMPLE EXPENSES



Example Expenses help you compare the cost of investing in the Intermediate Municipals Fund currently with the cost of investing in the Liberty Fund on a pro forma combined basis and also allow you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The following hypothetical conditions were used in performing the calculations:


     - $10,000 initial investment

     - 5% total return for each year

     - Each Fund's operating expenses remain the same

     - Reinvestment of all dividends and distributions


                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
INTERMEDIATE MUNICIPALS FUND
Class A                                                    $430      $651      $  891      $1,577
--------------------------------------------------------------------------------------------------
Class B
 did not sell your shares                                   174       539         928       1,847
  sold all your shares at end of period                     674       839       1,128       1,847
--------------------------------------------------------------------------------------------------
Class C
 did not sell your shares                                   174       539         928       2,019
  sold all your shares at end of period                     274       539         928       2,019
--------------------------------------------------------------------------------------------------
Class S Shares                                               83       259         450       1,002
--------------------------------------------------------------------------------------------------

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
GALAXY TAX-EXEMPT BOND FUND
Trust Shares                                               $ 93      $290      $  504      $1,120
--------------------------------------------------------------------------------------------------

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
Trust Shares                                               $ 91      $284      $  493      $1,096
--------------------------------------------------------------------------------------------------

GALAXY II MUNICIPAL FUND
Shares                                                     $ 61      $192      $  335      $  750
--------------------------------------------------------------------------------------------------

LIBERTY FUND (PRO FORMA COMBINED)
Class A                                                    $583      $811      $1,058      $1,762
--------------------------------------------------------------------------------------------------
Class B(1)
 did not sell your shares                                   182       563         970       1,926
  sold all your shares at end of period                     682       863       1,170       1,926
--------------------------------------------------------------------------------------------------
Class D
 did not sell your shares                                   180       557         959       2,084
  sold all your shares at end of period                     280       557         959       2,084
--------------------------------------------------------------------------------------------------
Class Z                                                      90       281         488       1,084



The pro forma combined Example Expenses detailed above assume that all of the Acquisitions occur. The tables below present the pro forma combined Example Expenses assuming in each case that the Acquisition of the Intermediate Municipals Fund occurs, but that the Acquisitions of fewer than all of the other Acquired Funds occur.


If only the Acquisitions of the Intermediate Municipals Fund and Galaxy Intermediate Tax-Exempt Bond Fund were to occur, the Example Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
LIBERTY FUND (PRO FORMA COMBINED)
Class A                                                    $585      $817      $1,068      $1,784
--------------------------------------------------------------------------------------------------
Class B(1)
 did not sell your shares                                   184       569         980       1,948
  sold all your shares at end of period                     684       869       1,180       1,948
--------------------------------------------------------------------------------------------------
Class D
 did not sell your shares                                   182       563         970       2,105
  sold all your shares at end of period                     282       563         970       2,105
--------------------------------------------------------------------------------------------------
Class Z                                                      90       281         488       1,084



If only the Acquisitions of the Intermediate Municipals Fund, Galaxy Tax-Exempt Bond Fund and Galaxy Intermediate Tax-Exempt Bond Fund were to occur, the Example Expenses of the Liberty Fund on a pro forma combined basis would be as follows:



                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
LIBERTY FUND (PRO FORMA COMBINED)
Class A                                                    $583      $811      $1,058      $1,762
--------------------------------------------------------------------------------------------------
Class B(1)
 did not sell your shares                                   182       563         970       1,926
  sold all your shares at end of period                     682       863       1,170       1,926
--------------------------------------------------------------------------------------------------
Class D
 did not sell your shares                                   180       557         959       2,084
  sold all your shares at end of period                     280       557         959       2,084
--------------------------------------------------------------------------------------------------
Class Z                                                      89       278         482       1,073

If only the Acquisition of the Intermediate Municipals Fund, Galaxy Intermediate Tax-Exempt Bond Fund and Galaxy II Municipal Fund were to occur, the Example Expenses of the Liberty Fund on a pro forma combined basis would be as follows:



                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
LIBERTY FUND (PRO FORMA COMBINED)
Class A                                                    $585      $817      $1,068      $1,784
--------------------------------------------------------------------------------------------------
Class B(1)
 did not sell your shares                                   184       569         980       1,948
  sold all your shares at end of period                     684       869       1,180       1,948
--------------------------------------------------------------------------------------------------
Class D
 did not sell your shares                                   182       563         970       2,105
  sold all your shares at end of period                     282       563         970       2,105
--------------------------------------------------------------------------------------------------
Class Z                                                      92       287         498       1,108


---------------
(1) For Liberty Fund Class B shares acquired in the Acquisitions in exchange for Class B shares of the Intermediate Municipals Fund. Assumes such Class B shares convert to Class A shares eight years after purchase.


The projected post-Acquisition pro forma Annual Fund Operating Expenses and Example Expenses presented above are based upon numerous material assumptions, including that (1) the current contractual agreements will remain in place and
(2) certain fixed costs involved in operating the Acquired Funds are eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which are beyond the control of the Liberty Fund or its investment adviser.



4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE INTERMEDIATE MUNICIPALS FUND AND LIBERTY FUND COMPARE?


The Intermediate Municipals Fund and Liberty Fund have substantially similar investment goals, strategies and policies. This table compares the investment goals and principal investment strategies of the Intermediate Municipals Fund and the Liberty Fund.


           INTERMEDIATE MUNICIPALS FUND                                      LIBERTY FUND
INVESTMENT GOAL: The Fund seeks a high level of           INVESTMENT GOAL: The Fund seeks to provide inves-
total return, consisting of current income exempt         tors with current income, exempt from federal
from federal income tax, consistent with the pres-        income tax, consistent with preservation of
ervation of capital                                       capital.
PRINCIPAL INVESTMENT STRATEGIES: The Fund seeks to        PRINCIPAL INVESTMENT STRATEGIES: The Fund seeks to
achieve its goal as follows:                              achieve its goal as follows:
- Under normal market conditions, it is a funda-          - The Fund normally invests at least 80% of its net
  mental policy that the Fund invest at least 80%           assets plus any borrowings for investment pur-
  of its net assets (plus any borrowings for                poses in municipal securities that pay interest
  investment purposes) in tax exempt securities.            which is exempt from federal income tax (in-
                                                            cluding the federal alternative minimum tax
- During normal market conditions, at least 80% of          ("AMT")) or in mutual funds that invest in
  the Fund's net assets will be invested in                 municipal securities.
  securities that produce income that is exempt
  from federal income tax.                                - The Fund may also invest up to 20% of its net
                                                            assets in taxable obligations, such as U.S.
- At least 75% of the Fund's total assets will be           Government obligations, corporate bonds, money
  invested in tax-exempt securities that, at the            market instruments, including commercial paper
  time of purchase, are rated at least BBB by               and bank obligations, and repurchase agreements.
  Standard & Poor's Ratings Group ("S&P"), Baa by
  Moody's Investors Service, Inc. ("Moody's") or          - Municipal securities purchased by the Fund may

           INTERMEDIATE MUNICIPALS FUND                                      LIBERTY FUND
  a comparable rating by another nationally recog-          include general obligation securities, revenue
  nized statistical ratings organization ("NR-              securities and private activity bonds. (The
  SRO"), or are backed by the full faith and credit         interest on private activity bonds may be subject
  or guarantee of the U.S. government.                      to the AMT. Investments in private activity bonds
                                                            will not be treated as investments in municipal
- The Fund may also invest up to 25% of its total           securities for purposes of the 80% requirement
  assets in lower-rated debt securities ("junk              stated above.)
  bonds") that are rated below BBB by S&P, Baa by
  Moody's or a comparable rating by another NRSRO,        - Nearly all of the Fund's investments will be of
  or are unrated securities that the Fund's                 investment grade quality; i.e., securities with
  investment adviser believes to be of comparable           one of the top four ratings assigned by S&P or
  quality.                                                  Moody's, or unrated securities determined by the
                                                            Fund's adviser to be of comparable quality. The
- The Fund expects to maintain a dollar-weighted            adviser expects, however, that most of the
  average maturity of 3 to 10 years.                        securities purchased by the Fund will have one of
                                                            the top three ratings assigned by S&P or Moody's,
- The Fund is permitted to invest all of its assets         or will be unrated securities determined by the
  in bonds subject to the federal alternative               adviser to be of comparable quality.
  minimum tax.                                              Occasionally, the rating of a security held by
                                                            the Fund may be downgraded to below investment
                                                            grade. If that happens, the Fund doesn't have to
                                                            sell the security, unless the adviser determines
                                                            that under the circumstances the security is no
                                                            longer an appropriate investment for the Fund.
                                                            However, the Fund will sell promptly any
                                                            securities that are not rated investment grade by
                                                            either S&P or Moody's if the securities exceed 5%
                                                            of the Fund's net assets.

                                                          - The Fund is permitted to invest in municipal
                                                            securities with any maturity. However, under
                                                            normal circumstances, the Fund's average weighted
                                                            maturity will be between 5 and 10 years.

                                                          - The Fund may, from time to time, invest as a
                                                            hedging strategy in a limited amount of futures
                                                            contracts or options on futures contracts. The
                                                            Fund may only use futures contracts and options
                                                            on futures contracts, commonly referred to as
                                                            derivatives, in an effort to offset unfavorable
                                                            changes in the value of securities held by the
                                                            Fund for investment purposes.

                                                          - The Fund will sell a portfolio security when, as
                                                            a result of changes in the economy or the perform-
                                                            ance of the security or other circumstances, the
                                                            Fund's adviser believes that holding the security
                                                            is no longer consistent with the Fund's invest-
                                                            ment objective.

Shareholders of the Intermediate Municipals Fund should note that, although the investment goals and strategies of the Liberty Fund are generally similar to those of the Intermediate Municipals Fund, there may be some differences in the investment approach of the combined fund. In particular, the Liberty Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes. The Intermediate Municipals Fund may enter into interest rate futures contracts and index futures contracts and may purchase and write call options and put options on futures contracts, but does not engage in this type of hedging as a principal strategy. In addition, the Intermediate Municipals Fund may invest up to 25% of its total assets in junk bonds while the Liberty Fund invests little, if any, of its assets in such bonds. The Intermediate Municipals Fund is permitted to invest all of its assets in bonds subject to the federal alternative minimum tax, while 80% of the Liberty Fund's net assets plus any borrowings for investment purposes must be invested in securities that are exempt from the federal alternative minimum tax.


For more information concerning investment policies and restrictions, see each Fund's Statement of Additional Information.


5. WHAT CLASS OF LIBERTY FUND SHARES WILL I RECEIVE IF THE ACQUISITION OF THE INTERMEDIATE MUNICIPALS FUND OCCURS?



If you own Class A shares of the Intermediate Municipals Fund, you will receive Class A shares of the Liberty Fund. The initial sales charge will not apply to Liberty Fund Class A shares you receive in connection with the Acquisition of the Intermediate Municipals Fund, but will apply to any purchases of Class A shares of the Liberty Fund you make after the consummation of such Acquisition. If you purchased Class A shares of the Intermediate Municipals Fund without an initial sales charge in accounts aggregating $1 million to $25 million, the Class A shares you acquire in the Acquisition will be subject to a 1% CDSC if redeemed within 18 months of the first day of the first month after you purchased your Intermediate Municipals Fund Class A shares.



If you own Class B shares of the Intermediate Municipals Fund, you will receive Class B shares of the Liberty Fund. The CDSC applicable to your Intermediate Municipals Fund Class B shares will apply to your redemption of Class B shares you receive in the Acquisition. Any Liberty Fund Class B shares purchased after the consummation of the Acquisition will be subject to the applicable CDSC schedule for Liberty Fund Class B shares.



If you own Class C shares of the Intermediate Municipals Fund, you will receive Class C shares of the Liberty Fund. You will pay a CDSC of 1% if you redeem the Class C shares of the Liberty Fund you receive in the Acquisition during the first year after you purchased your Intermediate Municipals Fund Class C shares. This CDSC declines to 0% after the first year. Any Liberty Fund Class C shares purchased after the consummation of the Acquisition will be subject to the applicable CDSC schedule for Liberty Fund Class C shares.


If you own Class S shares of the Intermediate Municipals Fund, you will receive Class Z shares of the Liberty Fund.


For more information on the characteristics of the Liberty Fund shares you will receive in comparison to the shares you currently own, please see the section "Information About the Acquisition -- Shares You Will Receive" in the "Proposal"
section in this Prospectus/Proxy and Appendix D.



6. WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITION OF THE INTERMEDIATE MUNICIPALS FUND?


The Acquisition of the Intermediate Municipals Fund is expected to be tax-free to you for federal income tax purposes. This means that neither you nor the Intermediate Municipals Fund is expected to recognize a gain or loss as a result of the Acquisition.

Immediately prior to the Acquisition, the Intermediate Municipals Fund will declare and pay a distribution of all net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, to its shareholders.

The cost basis and holding period of your Intermediate Municipals Fund shares are expected to carry over to your new shares in the Liberty Fund.

                                    PROPOSAL
           ACQUISITION OF THE STEIN ROE INTERMEDIATE MUNICIPALS FUND

                BY THE LIBERTY INTERMEDIATE TAX EXEMPT BOND FUND



THE PROPOSAL



     Shareholders of the Intermediate Municipals Fund are being asked to approve the Agreement and Plan of Reorganization dated June 19, 2002, among Liberty-Stein Roe on behalf of the Intermediate Municipals Fund, Liberty V on behalf of the Liberty Fund, and Columbia Management Group, Inc. ("Columbia"). A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Intermediate Municipals Fund by the Liberty Fund under the Agreement and Plan of Reorganization.



PRINCIPAL INVESTMENT RISKS



     All of the principal risks applicable to the Intermediate Municipals Fund and the Liberty Fund are described in the table below. The Acquisition of the Intermediate Municipals Fund will expose the shareholders of the Intermediate Municipals Fund to the following additional principal risk (capitalized term is described in the table that follows this discussion): Hedging.



PRINCIPAL RISK                                                  FUNDS SUBJECT TO RISK
-------------------------------------------------------------------------------------
INTEREST RATE RISK -- The prices of debt securities,            Intermediate
including municipal securities, tend to move in the opposite    Municipals Fund
direction to interest rates. When rates are rising, the
prices of debt securities tend to fall. When rates are          Liberty Fund
falling, the prices of debt securities tend to rise.
Generally, the longer the time until maturity, the more
sensitive the price of a debt security is to interest rate
changes.
-------------------------------------------------------------------------------------
CREDIT RISK -- The value of debt securities, including          Intermediate
municipal securities, also depends on the ability of issuers    Municipals Fund
to make principal and interest payments. If an issuer can't
meet its payment obligations or if its credit rating is         Liberty Fund
lowered, the value of its debt securities will fall. The
debt securities which have the lowest of the top four
ratings assigned by S&P, Moody's or another NRSRO have
speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities
to make payments of principal and interest than is the case
with higher-rated securities. The ability of a state or
local government issuer to make payments can be affected by
many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from
limited revenue sources or by private entities.
-------------------------------------------------------------------------------------
PREPAYMENT/EXTENSION RISK -- Changes in interest rates may      Intermediate
cause certain municipal securities held by a Fund to be paid    Municipals Fund
off much sooner or later than expected, which could
adversely affect the Fund's value. In the event that a          Liberty Fund
security is paid off sooner than expected because of a
decline in interest rates, a Fund may be unable to recoup
all of its initial investment and may also suffer from
having to reinvest in lower-yielding securities. In the
event of a later than expected payment because of a rise in
interest rates, the value of the obligation will decrease
and a Fund may suffer from the inability to invest in
higher-yielding securities.
-------------------------------------------------------------------------------------
HEDGING RISK -- The Fund may invest in derivatives, such as     Liberty Fund
futures and options on futures, to hedge against market
risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in
the opposite direction to the hedge. These instruments may
be leveraged so that small changes may produce
disproportionate losses to the Fund.
-------------------------------------------------------------------------------------

PRINCIPAL RISK                                                  FUNDS SUBJECT TO RISK
-------------------------------------------------------------------------------------
LOWER-RATED DEBT SECURITIES RISK -- The Fund may invest up      Intermediate
to 25% of its total assets in lower-rated debt securities,      Municipals Fund
commonly referred to as "junk bonds," which involve greater
risk of loss due to credit deterioration and are less
liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated
debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.
-------------------------------------------------------------------------------------
SELECTION OF INVESTMENTS RISK -- The Funds' investment          Intermediate
advisers evaluate the risks and rewards presented by all        Municipals Fund
securities purchased by a Fund and how they advance the
Fund's investment objective. It's possible, however, that       Liberty Fund
these evaluations will prove to be inaccurate.
-------------------------------------------------------------------------------------
TAX-EXEMPT BONDS RISK -- The Funds invest in tax-exempt         Intermediate
bonds. Changes in tax laws or adverse determinations by the     Municipals Fund
Internal Revenue Service may make the income from some of
these bonds taxable. Bonds that are backed by the issuer's      Liberty Fund
taxing authority, known as general obligation bonds, may
partially depend for payment on legislative appropriation
and/or aid from other governments. These bonds may be
vulnerable to legal limits on a government's power to raise
revenue or increase taxes. Other tax-exempt bonds, known as
special revenue obligations, are payable from revenues
earned by particular project or other revenue source. These
bonds are subject to greater risk of default than general
obligation bonds because investors can look only to the
revenue generated by the project or private company, rather
than to the credit of the state or local government issuer
of the bonds.
-------------------------------------------------------------------------------------



INFORMATION ABOUT THE ACQUISITION OF THE STEIN ROE INTERMEDIATE MUNICIPALS FUND


  General


     Although the Trustees of Liberty-Stein Roe, Galaxy and Galaxy II are proposing that the Liberty Fund acquire each of the Acquired Funds, the proposed Acquisition of the Intermediate Municipals Fund is conditioned upon the approval and consummation of the Acquisition of the Galaxy Intermediate Tax-Exempt Bond Fund. Accordingly, in the event that the shareholders of the Intermediate Municipals Fund approve its Acquisition but the shareholders of the Galaxy Intermediate Tax-Exempt Bond Fund do not, the approved Acquisition will not take place.


     Shareholders who object to the Acquisition of the Intermediate Municipals Fund will not be entitled under Massachusetts law or the Declaration of Trust of Liberty-Stein Roe to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Acquisition of the Intermediate Municipals Fund as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition of the Intermediate Municipals Fund is consummated, shareholders will be free to redeem the shares which they receive in the transaction at their current net asset value, less any applicable CDSC. In addition, you may redeem your shares in the Intermediate Municipals Fund at their current net asset value, less any applicable CDSC, at any time prior to the consummation of the Acquisition of the Intermediate Municipals Fund.

  Shares You Will Receive


     If the Acquisition of the Intermediate Municipals Fund occurs and you own Class A shares of the Intermediate Municipals Fund, you will receive Class A shares of the Liberty Fund. As compared to the

Intermediate Municipals Fund Class A shares you currently own, the Class A shares you receive in exchange for such shares will have the following characteristics:

     - Class A shares you receive in exchange for your Class A shares of the Intermediate Municipals Fund will have an aggregate net asset value equal to the aggregate net asset value of your current Class A shares of the Intermediate Municipals Fund as of the business day before closing of the Acquisition of the Intermediate Municipals Fund.

     - The Liberty Fund initial sales charge will not apply to the shares you receive in connection with the Acquisition of the Intermediate Municipals Fund, but it will apply to any subsequent purchases of Liberty Fund Class A shares by you after consummation of the Acquisition of the Intermediate Municipals Fund.


     - The procedures for purchasing and redeeming your shares will be the same after the Acquisition of the Intermediate Municipals Fund as they are currently.


     - You will have similar voting rights as you currently have, but as a shareholder of the Liberty Fund and Liberty V.


     If the Acquisition of the Intermediate Municipals Fund occurs and you own Class B shares of the Intermediate Municipals Fund, you will receive Class B shares of the Liberty Fund. In comparison to the Intermediate Municipals Fund Class B shares you currently own, the shares you receive in exchange for such shares will have the following characteristics:


     - Class B shares you receive in exchange for your Class B shares of the Intermediate Municipals Fund will have an aggregate net asset value equal to the aggregate net asset value of your current Class B shares of the Intermediate Municipals Fund as of the business day before closing of the Acquisition of the Intermediate Municipals Fund.

     - Liberty Fund Class B shares are subject to a CDSC, but for purposes of determining the CDSC applicable to any redemption of Class B shares you acquire in the Acquisition of the Intermediate Municipals Fund, the new shares will continue to age from the date you purchased your Intermediate Municipals Fund Class B shares.


     - The procedures for purchasing and redeeming your shares will be the same after the Acquisition of the Intermediate Municipals Fund as they are currently.


     - You will have similar voting rights as you currently have, but as a shareholder of the Liberty Fund and Liberty V.


     If the Acquisition of the Intermediate Municipals Fund occurs and you own Class C shares of the Intermediate Municipals Fund, you will receive Class C shares of the Liberty Fund. As compared to the Intermediate Municipals Fund Class C shares you currently own, the shares you receive in exchange for such shares will have the following characteristics:



     - Class C shares you receive in exchange for your Class C shares of the Intermediate Municipals Fund will have an aggregate net asset value equal to the aggregate net asset value of your current Class C shares of the Intermediate Municipals Fund as of the business day before closing of the Acquisition of the Intermediate Municipals Fund.



     - Liberty Fund Class C shares are subject to a CDSC, but for purposes of determining the CDSC applicable to any redemption of Class C shares you acquire in the Acquisition of the Intermediate Municipals Fund, the new shares will continue to age from the date you purchased your Intermediate Municipals Fund Class C shares.



     - The procedures for purchasing and redeeming your shares will be the same after the Acquisition of the Intermediate Municipals Fund as they are currently.


     - You will have similar voting rights as you currently have, but as a shareholder of the Liberty Fund and Liberty V.

     If the Acquisition of the Intermediate Municipals Fund occurs and you own Class S shares of the Intermediate Municipals Fund, you will receive Class Z shares of the Liberty Fund. As compared to the Intermediate Municipals Fund Class S shares you currently own, the shares you receive in exchange for such shares will have the following characteristics:



     - Class Z shares you receive in exchange for your Class S shares of the Intermediate Municipals Fund will have an aggregate net asset value equal to the aggregate net asset value of your current Class S shares of the Intermediate Municipals Fund as of the business day before closing of the Acquisition of the Intermediate Municipals Fund.



     - The procedures for purchasing and redeeming your shares will be the same after the Acquisition of the Intermediate Municipals Fund as they are currently.


     - You will have similar voting rights as you currently have, but as a shareholder of the Liberty Fund and Liberty V.


     Please see Appendix D for more information concerning similarities and differences between the various share classes of the Liberty Fund and Intermediate Municipals Fund.



     Information concerning capitalization of each of the Funds is provided below under "Capitalization."



  Reasons for the Acquisition of the Intermediate Municipals Fund



     On November 1, 2001, Fleet National Bank, which is a wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"), completed its acquisition of the investment management business of Liberty Financial Companies, Inc. ("LFC"). As a result of this acquisition and subsequent organizational restructuring, Stein Roe, the investment adviser to the Intermediate Municipals Fund, and FIA, the investment adviser to the Galaxy Funds, Galaxy II Municipal Fund and Liberty Fund, along with FleetBoston's and LFC's other investment management operations, became part of Columbia, which is an indirect wholly owned subsidiary of FleetBoston. Galaxy, Galaxy II, Liberty-Stein Roe and Liberty V are four of a number of mutual fund families constituting the Columbia Group Funds. Columbia has proposed a number of fund acquisitions and liquidations involving the Columbia Group Funds in addition to the Acquisitions described in this Prospectus/ Proxy. The overall purposes of these fund acquisitions and liquidations include consolidating and rationalizing the product offerings of the Columbia Group Funds, positioning the Columbia Group Funds for improved distribution, creating larger, more efficient funds, and permitting Columbia to concentrate its portfolio management and distribution resources on a more focused group of portfolios.*



     The Trustees of Liberty-Stein Roe, including all of the Trustees who are not "interested persons" of that Trust, and the Trustees of Liberty V, including all of the Trustees who are not "interested persons" of Liberty V, have determined that the Acquisition would be in the best interests of each Fund's shareholders and that the interests of existing shareholders in each Fund would not be diluted as a result of the Acquisition. The Trustees of Liberty-Stein Roe have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy.



     In proposing the Acquisition, Columbia presented to the Trustees, at meetings held on May 7-8, May 21 and June 19, 2002, the following reasons for the Intermediate Municipals Fund to enter into the Acquisition:


     - The Acquisition is intended to create a larger fund with an investment goal and strategies generally similar to those of the Intermediate Municipals Fund.

     - Based on estimated expense ratios as of March 31, 2002, net expenses are expected to remain the same or decrease as a percentage of fund assets.

---------------


* In addition, Columbia may combine the operations of some or all of its investment advisory subsidiaries within a single legal entity. Although Columbia expects that approval of any such combination by shareholders of the Funds would not be required, Columbia would plan to notify Fund shareholders.

     - The Acquisition is intended to permit the Intermediate Municipals Fund's shareholders to exchange their investment for an investment in the Liberty Fund without recognizing gain or loss for federal income tax purposes. By contrast, if an Intermediate Municipals Fund shareholder were to redeem his or her shares to invest in another fund, such as the Liberty Fund, the transaction would be a taxable event for such shareholder. Similarly, if the Intermediate Municipals Fund were liquidated or reorganized in a taxable transaction, the transaction would be a taxable event for the Intermediate Municipals Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their Liberty Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

     The Trustees considered that shareholders of the Intermediate Municipals Fund who do not want to become shareholders of the Liberty Fund, whether because they wish to realize an unrealized loss on their shares or otherwise, could redeem their shares in the Intermediate Municipals Fund prior to the Acquisition.

     In addition, the Trustees considered the relative Fund performance results set forth below under "Performance Information." No assurance can be given that the Liberty Fund will achieve any particular level of performance after the Acquisition.

  Terms of the Agreement and Plan of Reorganization


     If approved by the shareholders of the Intermediate Municipals Fund, the Acquisition of such Fund is expected to occur on or around December 6, 2002, or such other date as the parties may agree. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy for your review. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:



     - The Intermediate Municipals Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Liberty Fund in exchange for shares of a similar class of the Liberty Fund** with an aggregate net asset value equal to the net value of the transferred assets and liabilities.



     - The Acquisition of the Intermediate Municipals Fund will occur on the next business day after the time when the assets of the Intermediate Municipals Fund are valued for purposes of such Acquisition.


     - The shares of each class of the Liberty Fund received by the Intermediate Municipals Fund will be distributed to the Intermediate Municipals Fund's shareholders of the corresponding class pro rata in accordance with their percentage ownership of such class of such Fund in full liquidation of the Intermediate Municipals Fund.

     - After the Acquisition of the Intermediate Municipals Fund, the Intermediate Municipals Fund will be terminated, and its affairs will be wound up in an orderly fashion.


     - The Acquisition of the Intermediate Municipals Fund requires approval by the shareholders of the Intermediate Municipals Fund and satisfaction of a number of other conditions. The Acquisition may be terminated at any time with the approval of the Trustees of both Liberty-Stein Roe and Liberty V or, under certain conditions, by either Liberty-Stein Roe or Liberty V.



     - As previously noted, the Acquisitions of the Galaxy Tax-Exempt Bond Fund, Galaxy Intermediate Tax-Exempt Bond Fund and Galaxy II Municipal Fund are expected to occur at the same time as the Acquisition of the Intermediate Municipals Fund. If the Agreement and Plan of Reorganization of the Intermediate Municipals Fund is approved by the shareholders of the Intermediate Municipals Fund, it


---------------


** Class A shareholders of the Intermediate Municipals Fund will receive Class A shares of the Liberty Fund, Class B shareholders of the Intermediate Municipals Fund will receive Class B shareholders of the Liberty Fund, Class C shareholders of the Intermediate Municipals Fund will receive Class C shares of the Liberty Fund, and Class S shareholders of the Intermediate Municipals Fund will receive Class Z shares of the Liberty Fund, in each case as discussed under the section "Information About the Acquisition -- Shares You Will Receive in the "Proposal" section of this Prospectus/Proxy."

     is expected that the Acquisition of the Intermediate Municipals Fund will be completed, provided that the Acquisition of the Galaxy Intermediate Tax-Exempt Bond Fund is also approved by its shareholders and completed. If the Acquisition of the Galaxy Intermediate Tax-Exempt Bond Fund is not approved and consummated, none of the Acquisitions will take place even if any of the other Acquired Funds' shareholders approved their respective Acquisitions.



  Capitalization



     The following table shows on an unaudited basis the capitalization of each of the Intermediate Municipals Fund, Galaxy Tax-Exempt Bond Fund, Galaxy Intermediate Tax-Exempt Bond Fund, the Galaxy II Municipal Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of all of the Acquired Funds by the Liberty Fund at net asset value as of that date.



                                                            GALAXY
                           INTERMEDIATE      GALAXY      INTERMEDIATE    GALAXY II                     LIBERTY FUND
                            MUNICIPALS     TAX-EXEMPT     TAX-EXEMPT     MUNICIPAL     PRO FORMA        PRO FORMA
                               FUND        BOND FUND      BOND FUND+       FUND       ADJUSTMENTS     COMBINED(1)(2)
                           ------------   ------------   ------------   -----------   -----------    ----------------
Retail A and Class T(3)
Net asset value..........                 $ 18,417,470   $ 11,851,776                                  $ 30,269,246
Shares outstanding.......                    1,658,601      1,134,850                    105,524          2,898,975
Net asset value per
  share..................                 $      11.10   $      10.44                                  $      10.44

Retail B and Class G(3)
Net asset value..........                 $  3,194,376   $     33,016                                  $  3,227,398
Shares outstanding.......                      287,687          3,161                     18,288            309,136
Net asset value per
  share..................                 $      11.10   $      10.44                                  $      10.44

Class A(3)
Net asset value..........  $ 15,052,975                                               $   (1,256)(4)   $ 15,051,719
Shares outstanding.......     1,329,392                                                  112,344          1,441,736
Net asset value per
  share..................  $      11.32                                                                $      10.44

Class B(3)
Net asset value..........  $  3,588,250                                               $     (300)(4)   $  3,587,950
Shares outstanding.......       316,894                                                   26,779            343,673
Net asset value per
  share..................  $      11.32                                                                $      10.44

Class C(3)
Net asset value..........  $    688,520                                               $      (57)(4)   $    688,463
Shares outstanding.......        60,806                                                    5,139             65,945
Net asset value per
  share..................  $      11.32                                                                $      10.44

Class S/Trust/Shares/
  Class Z(3)
Net asset value..........  $130,000,424   $189,588,799   $247,833,013   $39,773,426   $  (10,850)(4)   $607,184,812
Shares outstanding.......    11,480,868     17,074,458     23,730,175     3,703,326    2,162,018         58,180,845
Net asset value per
  share..................  $      11.32   $      11.10   $      10.44   $     10.74                    $      10.44


---------------

 + The Galaxy Intermediate Tax-Exempt Bond Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisitions were consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund on May 31, 2002. As of May 31, 2002, there were no Class T, Class G, Class A, Class B, Class C or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Tax-Exempt Bond Fund and Galaxy Intermediate Tax-Exempt Bond Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisitions of the Galaxy Funds. Shares of the Galaxy II Municipal Fund will be exchanged for new Class Z shares of the Liberty Fund upon consummation of the Acquisition of the Galaxy II Municipal Fund. Class A shares, Class B shares, Class C shares and Class S shares of the Intermediate Municipals Fund will be exchanged for new Class A shares, Class B shares, Class C shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition of the Intermediate Municipals Fund.

(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Funds; Shares of the Galaxy II Municipal Bond Fund; Class A shares, Class B shares, Class C shares and Class S shares of the Intermediate Municipals Fund; and Class T shares, Class G shares, Class A shares, Class B shares, Class C shares and Class Z shares of the Liberty Fund pro forma combined.



(4) Adjustments reflect one time proxy, accounting, legal and other costs of the Acquisition of $12,463 to be borne by the Intermediate Municipals Fund.



     The following table shows on an unaudited basis the capitalization of the Galaxy Intermediate Tax-Exempt Bond Fund and Intermediate Municipals Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Galaxy Intermediate Tax-Exempt Bond Fund and Intermediate Municipals Fund, but not the Galaxy Tax-Exempt Bond Fund and Galaxy II Municipal Fund, by the Liberty Fund at net asset value as of that date.



                                                          GALAXY
                                        INTERMEDIATE   INTERMEDIATE                   LIBERTY FUND
                                         MUNICIPALS     TAX-EXEMPT     PRO FORMA       PRO FORMA
                                            FUND        BOND FUND+    ADJUSTMENTS    COMBINED(1)(2)
                                        ------------   ------------   -----------    --------------
Retail A and Class T(3)
Net asset value.......................                 $ 11,851,776                   $ 11,851,776
Shares outstanding....................                    1,134,850                      1,134,850
Net asset value per share.............                 $      10.44                   $      10.44

Retail B and Class G(3)
Net asset value.......................                 $     33,016                   $     33,016
Shares outstanding....................                        3,161                          3,161
Net asset value per share.............                 $      10.44                   $      10.44

Class A(3)
Net asset value.......................  $ 15,052,975                   $ (1,256)(4)   $ 15,051,719
Shares outstanding....................     1,329,392                    112,344          1,441,736
Net asset value per share.............  $      11.32                                  $      10.44

Class B(3)
Net asset value.......................  $  3,588,250                   $   (300)(4)   $  3,587,950
Shares outstanding....................       316,894                     26,779            343,673
Net asset value per share.............  $      11.32                                  $      10.44

Class C(3)
Net asset value.......................  $    688,520                        (57)(4)   $    688,463
Shares outstanding....................        60,806                      5,139             65,945
Net asset value per share.............  $      11.32                                  $      10.44

Class S/Trust/Class Z(3)
Net asset value.......................  $130,000,424   $247,833,013    $(10,850)      $377,822,587
Shares outstanding....................    11,480,868     23,730,175     970,241         36,181,284
Net asset value per share.............  $      11.32   $      10.44                   $      10.44


---------------

 + The Galaxy Intermediate Tax-Exempt Bond Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisitions were consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of the Galaxy Intermediate Tax-Exempt Bond Fund and Intermediate Municipals Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund on May 31, 2002. As of May 31, 2002, there were no Class T, Class G, Class A, Class B, Class C or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition of the Galaxy Intermediate Tax-Exempt Bond Fund. Class A shares, Class B shares, Class C shares and Class S shares of the Intermediate Municipals Fund will be exchanged for new Class A shares, Class B shares, Class C shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition of the Intermediate Municipals Fund.

(3)Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund; Class A shares, Class B shares, Class C shares and Class S shares of the Intermediate Municipals Fund; and Class T shares, Class G shares, Class A shares, Class B shares, Class C shares and Class Z shares of the Liberty Fund pro forma combined.



(4)Adjustments reflect one time proxy, accounting, legal and other costs of the Acquisition of $12,463 to be borne by the Intermediate Municipals Fund.



     The following table shows on an unaudited basis the capitalization of the Intermediate Municipals Fund, Galaxy Tax-Exempt Bond Fund and Galaxy Intermediate Tax-Exempt Bond Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Galaxy Tax-Exempt Bond Fund, Galaxy Intermediate Tax-Exempt Bond Fund and Intermediate Municipals Fund, but not the Galaxy II Municipal Fund, by the Liberty Fund at net asset value as of that date.



                                                              GALAXY
                                               GALAXY      INTERMEDIATE                    LIBERTY FUND
                           INTERMEDIATE      TAX-EXEMPT     TAX-EXEMPT      PRO FORMA       PRO FORMA
                          MUNICIPALS FUND    BOND FUND      BOND FUND+     ADJUSTMENTS    COMBINED(1)(2)
                          ---------------   ------------   ------------    -----------    --------------
Retail A and Class T(3)
Net asset value.........                    $ 18,417,470   $ 11,851,776                    $ 30,269,246
Shares outstanding......                       1,658,601      1,134,850                       2,898,975
Net asset value per
  share.................                    $      11.10   $      10.44                    $      10.44

Retail B and Class G(3)
Net asset value.........                    $  3,194,376   $     33,016                    $  3,227,392
Shares outstanding......                         287,687          3,161                         309,136
Net asset value per
  share.................                    $      11.10   $      10.44                    $      10.44

Class A(3)
Net asset value.........   $ 15,052,975                                    $   (1,256)(4)  $ 15,051,719
Shares outstanding......      1,329,392                                       112,344         1,441,736
Net asset value per
  share.................   $      11.32                                                    $      10.44

Class B(3)
Net asset value.........   $  3,588,250                                    $     (300)(4)  $  3,587,950
Shares outstanding......        316,894                                        26,779           343,673
Net asset value per
  share.................   $      11.32                                                    $      10.44

Class C(3)
Net asset value.........   $    688,520                                    $      (57)(4)  $    688,463
Shares outstanding......         60,806                                         5,139            65,945
Net asset value per
  share.................   $      11.32                                                    $      10.44

Class S/Trust/Class Z(3)
Net asset value.........   $130,000,424     $189,588,799   $247,833,013    $  (10,850)(4)  $567,411,386
Shares outstanding......     11,480,868       17,074,458     23,730,175     2,055,629        54,341,130
Net asset value per
  share.................   $      11.32     $      11.10   $      10.44                    $      10.44


---------------

 +The Galaxy Intermediate Tax-Exempt Bond Fund will be the accounting survivor for financial statement purposes.



(1)Assumes the Acquisitions were consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of the Galaxy Tax-Exempt Bond Fund, Galaxy Intermediate Tax-Exempt Bond Fund and Intermediate Municipals Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2)Assumes shares will be exchanged based on the net asset value per share of Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund on May 31, 2002. As of May 31, 2002, there were no Class T, Class G, Class A, Class B, Class C or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Tax-Exempt Bond Fund and Galaxy Intermediate Tax-Exempt Bond Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisitions of the Galaxy Funds. Class A shares, Class B shares, Class C shares and Class S shares of the Intermediate Municipals Fund will be exchanged for new Class A shares, Class B shares, Class C shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition of the Intermediate Municipals Fund.

(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Funds; Class A shares, Class B shares, Class C shares and Class S shares of the Intermediate Municipals Fund; and Class T shares, Class G shares, Class A shares, Class B shares, Class C shares and Class Z shares of the Liberty Fund pro forma combined.



(4) Adjustments reflect one time proxy, accounting, legal and other costs of the Acquisition of $12,463 to be borne by the Intermediate Municipals Fund.



     The following table shows on an unaudited basis the capitalization of the Intermediate Municipals Fund, Galaxy Intermediate Tax-Exempt Bond Fund and Galaxy II Municipal Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy II Municipal Fund and Intermediate Municipals Fund, but not the Galaxy Tax-Exempt Bond Fund, by the Liberty Fund at net asset value as of that date.



                                                GALAXY
                                             INTERMEDIATE                                     LIBERTY FUND
                            INTERMEDIATE      TAX-EXEMPT      GALAXY II       PRO FORMA        PRO FORMA
                           MUNICIPALS FUND    BOND FUND+    MUNICIPAL FUND   ADJUSTMENTS     COMBINED(1)(2)
                           ---------------   ------------   --------------   -----------     --------------
Retail A and Class T(3)
Net asset value..........                    $ 11,851,776                                     $ 11,851,776
Shares outstanding.......                       1,134,850                                        1,134,850
Net asset value per
  share..................                    $      10.44                                     $      10.44
Retail B and Class G(3)
Net asset value..........                    $     33,016                                     $     33,016
Shares outstanding.......                           3,161                                            3,161
Net asset value per
  share..................                    $      10.44                                     $      10.44
Class A(3)
Net asset value..........   $ 15,052,975                                     $   (1,256)(4)   $ 15,051,719
Shares outstanding.......      1,329,392                                        112,344          1,441,736
Net asset value per
  share..................   $      11.32                                                      $      10.44
Class B(3)
Net asset value..........   $  3,588,250                                     $     (300)(4)   $  3,587,950
Shares outstanding.......        316,894                                         26,779            343,673
Net asset value per
  share..................   $      11.32                                                      $      10.44
Class C(3)
Net asset value..........   $    688,520                                     $      (57)(4)   $    688,463
Shares outstanding.......         60,806                                          5,139             65,945
Net asset value per
  share..................   $      11.32                                                      $      10.44
Class S/Trust/Shares/
  Class Z(3)
Net asset value..........   $130,000,424     $247,833,013    $39,773,426     $  (10,850)(4)   $417,596,013
Shares outstanding.......     11,480,868       23,730,175      3,703,326      1,076,630         39,990,999
Net asset value per
  share..................   $      11.32     $      10.44    $     10.74                      $      10.44


---------------

 + The Galaxy Intermediate Tax-Exempt Bond Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisitions were consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of the Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy II Municipal Fund and Intermediate Municipals Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund on May 31, 2002. As of May 31, 2002, there were no Class T, Class G, Class A, Class B, Class C or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition of the Galaxy Intermediate Tax-Exempt Bond Fund. Shares of the Galaxy II Municipal Fund will be exchanged for new Class Z shares of the Liberty Fund upon consummation of the Acquisition of the Galaxy II Municipal Fund. Class A shares, Class B shares, Class C shares and Class S shares of the Intermediate Municipals Fund will be exchanged for new Class A shares, Class B shares, Class C shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition of the Intermediate Municipals Fund.



(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund; Shares of the Galaxy II Municipal Fund; Class A shares, Class B shares, Class C shares and Class S shares of the

   Intermediate Municipals Fund; and Class T shares, Class G shares, Class A shares, Class B shares, Class C shares and Class Z shares of the Liberty Fund pro forma combined.



(4)Adjustments reflect one time proxy, accounting, legal and other costs of the Acquisition of $12,463 to be borne by the Intermediate Municipals Fund.



  Financial Highlights of the Galaxy Intermediate Tax-Exempt Bond Fund



     The Galaxy Intermediate Tax-Exempt Bond Fund will be the accounting survivor for the Liberty Fund for financial statement purposes. The financial highlights tables that follow will help you understand the financial performance for the Galaxy Intermediate Tax-Exempt Bond Fund for the past five years (or the period since a particular class of shares was first offered). Certain information reflects the performance of a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in shares of the Galaxy Intermediate Tax-Exempt Bond Fund, assuming all dividends and distributions were reinvested. The information for the fiscal year and period ended October 31, 2001 and 2000, respectively, has been audited by Ernst & Young LLP, independent auditors. The information for the fiscal years ended May 31, 2000, 1999, 1998 and 1997 was audited by the former auditors to the Intermediate Tax-Exempt Bond Fund of the Boston 1784 Funds, the predecessor to the Galaxy Intermediate Tax-Exempt Bond Fund. The information for the six month period ended April 30, 2002 is unaudited.



                   GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND*


                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                          PERIOD ENDED
                                           SIX MONTHS ENDED           YEAR ENDED          OCTOBER 31,
                                            APRIL 30, 2002         OCTOBER 31, 2001         2000(3)
                                         --------------------    ---------------------    ------------
                                         RETAIL A    RETAIL B    RETAIL A    RETAIL B       RETAIL A
                                          SHARES      SHARES      SHARES     SHARES(2)       SHARES
                                         --------    --------    --------    ---------    ------------
                                             (UNAUDITED)
Net asset value, beginning of period...  $ 10.50      $10.50     $ 10.01      $10.26         $ 9.82
                                         -------      ------     -------      ------         ------
Income from investment operations:
  Net investment income(1).............     0.18        0.14        0.40        0.22           0.15(4)
  Net realized and unrealized gain
     (loss) on investments.............    (0.08)      (0.08)       0.49        0.23           0.19
                                         -------      ------     -------      ------         ------
Total from investment operations.......     0.10        0.06        0.89        0.45           0.34
Less dividends:
  Dividends from net investment
     income............................    (0.18)      (0.14)      (0.40)      (0.21)         (0.15)
  Dividends from net realized capital
     gains.............................       --          --          --          --             --
                                         -------      ------     -------      ------         ------
Total distributions....................    (0.18)      (0.14)      (0.40)      (0.21)         (0.15)
Net increase (decrease) in net asset
  value................................    (0.08)      (0.08)       0.49        0.24           0.19
Net asset value, end of period.........  $ 10.42      $10.42     $ 10.50      $10.50         $10.01
                                         =======      ======     =======      ======         ======
Total return(5)........................     0.99%(6)    0.59%(6)    9.02%       4.41%(6)       3.24%(6)
Ratios/supplemental data:
  Net assets, end of period (in
     000s).............................  $12,531      $   33     $13,746      $    6         $    1
Ratios to average net assets:
  Net investment income including
     reimbursement/waiver..............     3.45%(7)    2.73%(7)    3.89%       3.12%(7)       4.21%(7)
  Operating expenses including
     reimbursement/waiver..............     0.87%(7)    1.68%(7)    0.91%       1.66%(7)       0.94%(7)
  Operating expenses excluding
     reimbursement/waiver..............     1.08%(7)    2.45%(7)    1.09%       2.93%(7)       1.69%(7)
Portfolio turnover rate................       41%(6)      41%(6)      88%         88%            38%(6)


---------------

 * The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. On June 26, 2001, BKB Shares converted into Retail A Shares.



(1) Net investment income per share before reimbursement/waiver of fees by the investment adviser and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2002, the year ended October 31, 2001 and the period ended October 31, 2000 were $0.17, $0.38 and $0.13(4), respectively. Net investment income per share before reimbursement/waiver of fees by the investment adviser and/or its affiliates and/or the Administrator for Retail B Shares for the six months ended April 30, 2002 and the period ended October 31, 2001 were $0.10 and $0.13, respectively.



(2) The Fund began issuing Retail B Shares on March 1, 2001.



(3) The Fund began offering Retail A Shares on June 26, 2000.



(4) The selected per share data was calculated using the weighted average shares outstanding method for the period.



(5) Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.



(6) Not Annualized.



(7) Annualized.



                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND


                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                  TRUST SHARES



                               SIX MONTHS
                                  ENDED      YEAR ENDED    PERIOD ENDED              YEARS ENDED MAY 31,
                                APRIL 30,    OCTOBER 31,   OCTOBER 31,    -----------------------------------------
                                  2002          2001           2000         2000       1999       1998       1997
                               -----------   -----------   ------------   --------   --------   --------   --------
                               (UNAUDITED)
Net asset value, beginning of
  period.....................   $  10.50      $  10.01       $   9.60     $  10.33   $  10.52   $  10.18   $   9.99
                                --------      --------       --------     --------   --------   --------   --------
Income from investment
  operations:
  Net investment income(2)...       0.19          0.42           0.18         0.44       0.45       0.48       0.50
  Net realized and unrealized
    gain (loss) on
    investments..............      (0.08)         0.49           0.41        (0.62)     (0.01)      0.44       0.19
                                --------      --------       --------     --------   --------   --------   --------
Total from investment
  operations.................       0.11          0.91           0.59        (0.18)      0.44       0.92       0.69
                                --------      --------       --------     --------   --------   --------   --------
Less dividends:
  Dividends from net
    investment income........      (0.19)        (0.42)         (0.18)       (0.44)     (0.45)     (0.48)     (0.50)
  Dividends from net realized
    capital gains............         --            --             --        (0.11)     (0.18)     (0.10)        --
                                --------      --------       --------     --------   --------   --------   --------
Total dividends..............      (0.19)        (0.42)         (0.18)       (0.55)     (0.63)     (0.58)     (0.50)
Net increase (decrease) in
  net asset value............      (0.08)         0.49           0.41        (0.73)     (0.19)      0.34       0.19
Net asset value, end of
  period.....................   $  10.42      $  10.50       $  10.01     $   9.60   $  10.33   $  10.52   $  10.18
                                ========      ========       ========     ========   ========   ========   ========
Total return.................       1.09%(4)      9.23%          6.18%(4)    (1.70)%     4.24%      9.24%      7.74%
Ratios/supplemental data:
  Net assets, end of period
    (000s)...................   $247,751      $252,076       $261,938     $296,711   $356,995   $303,578   $250,526
Ratios to average net assets:
  Net investment income
    including reimbursement/
    waiver...................       3.72%(5)      4.06%          4.38%(5)     4.50%      4.31%      4.62%      4.92%
  Operating expenses
    including
    reimbursement/waiver.....       0.69%(5)      0.74%          0.77%(5)     0.80%      0.80%      0.80%      0.80%
  Operating expenses
    excluding
    reimbursement/waiver.....       0.89%(5)      0.89%          0.91%(5)     1.11%      1.11%      1.12%      1.17%
Portfolio turnover rate......         41%(4)        88%            38%(4)       48%        69%        34%        33%


---------------

(1) The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their Shares other than through an investment management trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. On June 26, 2001, BKB Shares converted into Retail A Shares.



(2) Net investment income per share before reimbursement/waiver of fees by the Investment Adviser and/or its affiliates and/or the Administrator for Trust Shares for the year ended October 31, 2001 and the period ended October 31, 2000 were $0.41 and $0.18(3), respectively.



(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.



(4) Not annualized.



(5) Annualized.


  Federal Income Tax Consequences


     The Acquisition of the Intermediate Municipals Fund is intended to be a tax-free reorganization. Ropes & Gray has delivered to the Intermediate Municipals Fund and the Liberty Fund an opinion, and the closing of the Intermediate Municipals Fund's Acquisition will be conditioned on receipt of a letter from Ropes & Gray, Liberty V's and Liberty-Stein Roe's counsel, confirming such opinion, to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), although not entirely free from doubt, for federal income tax purposes:



     - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Intermediate Municipals Fund or the shareholders of the Intermediate Municipals Fund as a result of its Acquisition;


     - under Section 358 of the Code, the tax basis of the Liberty Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Intermediate Municipals Fund shares exchanged therefor;

     - under Section 1223(1) of the Code, your holding period for the Liberty Fund shares you receive will include the holding period for your Intermediate Municipals Fund shares exchanged therefor, if you hold your shares as a capital asset;

     - under Section 1032 of the Code, no gain or loss will be recognized by the Liberty Fund as a result of the Acquisition of the Intermediate Municipals Fund;

     - under Section 362(b) of the Code, the Liberty Fund's tax basis in the assets that the Liberty Fund receives from the Intermediate Municipals Fund will be the same as the Intermediate Municipals Fund's basis in such assets; and

     - under Section 1223(2) of the Code, the Liberty Fund's holding period in such assets will include the Intermediate Municipals Fund's holding period in such assets.


     The opinion is, and the confirmation letter will be, based on certain factual certifications made by officers of Liberty-Stein Roe and Liberty V. No opinion or confirmation letter is a guarantee that the tax consequences of the Acquisition of the Intermediate Municipals Fund will be as described above.


     Prior to the closing of the Intermediate Municipals Fund's Acquisition, the Intermediate Municipals Fund will distribute to its shareholders all of its net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, that have not previously been distributed to shareholders. Such distributions will be taxable to shareholders.

     A substantial portion of the portfolio assets of the Intermediate Municipals Fund may be sold in connection with its Acquisition. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Intermediate Municipals Fund's basis in such assets. Any net capital gains recognized in these sales not offset by capital loss carryforwards will be distributed to the Intermediate Municipals Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.


     The Liberty Fund's ability to carry forward the realized capital losses of an Acquired Fund and use them to offset its own future gains may be limited. First, one Fund's capital losses cannot be used to offset non-de minimis net pre-Acquisition "built-in" gains of any other Fund for five tax years. Second, a portion of an Acquired Fund's capital losses may become unavailable for use by the Liberty Fund to offset any gains at all. Third, capital losses that do remain available to the Liberty Fund will offset capital gains realized after the Acquisition and thus will reduce distributions to a broader group of shareholders than would have been the case absent such Acquisition. Therefore, in certain circumstances, former shareholders of an Acquired Fund may pay more taxes, or pay taxes sooner, than they would had the Acquisition not occurred.



     As of May 31, 2002, the Intermediate Municipals Fund had approximately $250 thousand in realized capital losses, including current-year losses and net of current-year gains, and had approximately $10 million in pre-Acquisition "built-in" gains.



     If the Acquisition had occurred on May 31, 2002, there would have been no material limitation on the use of losses by the Liberty Fund.


     This description of the federal income tax consequences of the Acquisition of the Intermediate Municipals Fund does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

  Performance Information


     The chart below shows the percentage gain or loss for Class S shares of the Intermediate Municipals Fund in each of the last ten calendar years. It should give you a general idea of how the Intermediate Municipals Fund's returns have varied from year to year. The chart includes the effects of expenses for Class S shares. Returns for Class A shares, Class B shares and Class C shares would have been lower because they have higher expenses than Class S shares. In addition, returns for Class A shares, Class B shares and Class C shares would be even lower if any applicable sales charges were included.



     Also included is a chart showing the percentage gain or loss for Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund in each calendar year since it commenced operations. As discussed above, it is expected that the Galaxy Intermediate Tax-Exempt Bond Fund will be reorganized into the Liberty Fund at the same time as the Intermediate Municipals Fund. It is anticipated that upon the completion of the Acquisitions, the Liberty Fund will adopt the investment objective and policies of the Galaxy Intermediate Tax-Exempt Bond Fund. The Liberty Fund is a newly organized Fund that has been specifically created for the Acquisitions. It does not have any performance history. The chart should give you a general idea of how the Galaxy Intermediate Tax-Exempt Bond Fund's returns have varied from year to year. The chart includes the effect of expenses for Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund.


     The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower.

     Additional discussion of the manner of calculation of total return is contained in the Intermediate Municipals Fund's and Galaxy Intermediate Tax-Exempt Bond Fund's respective Prospectus and Statement of Additional Information.

                          INTERMEDIATE MUNICIPALS FUND


                                 CLASS S SHARES

[BAR CHART]

                                                              INTERMEDIATE MUNICIPALS FUND CLASS B SHARES
                                                              -------------------------------------------
1992                                                                              7.63
1993                                                                             11.06
1994                                                                             -3.36
1995                                                                             12.93
1996                                                                              4.16
1997                                                                               7.5
1998                                                                              5.45
1999                                                                             -1.41
2000                                                                              9.42
2001                                                                              4.21


The Fund's year-to-date total return through June 30, 2002, was 4.38%


For period shown in bar chart:


Best quarter: 1st quarter 1995, 4.73%


Worst quarter: 1st quarter 1994, -4.24%



                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND


                                  TRUST SHARES

[BAR CHART]

                                                               GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
                                                                             TRUST SHARES
                                                               ----------------------------------------
1994                                                                             -3.01
1995                                                                             14.34
1996                                                                               4.2
1997                                                                               9.1
1998                                                                              6.41
1999                                                                             -2.95
2000                                                                              10.5
2001                                                                              4.75


The Fund's year-to-date total return through June 30, 2002, was 4.22%

For period shown in bar chart:

Best quarter: 1st quarter 1995, +5.39%


Worst quarter: 1st quarter 1994, -4.21%



     The following table lists the average annual total return for Class S shares of the Intermediate Municipals Fund for the one-year, five-year, ten-year and life-of-the-fund periods ending December 31, 2001 (including applicable sales charges). Class A shares, Class B shares and Class C shares of the Intermediate Municipals Fund were initially offered on January 26, 2001 and had not been offered for a full year as of December 31, 2001. Class A, Class B and Class C shares would have annual returns that are substantially similar to Class S shares because they are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses. In addition, Class A, Class B and Class C shares impose a sales charge. This table is intended to provide you with some indication of the risks of investing in the Intermediate Municipals Fund. At the bottom of the table, you can compare the Intermediate Municipals Fund's performance with a broad-based market index.


     After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and may not be relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INTERMEDIATE MUNICIPALS FUND(1)



                                                   INCEPTION                                 LIFE OF
                                                     DATE      1 YEAR   5 YEARS   10 YEARS   THE FUND
Class S Shares (%)                                  10/9/85
  Return Before Taxes                                           4.21     4.97       5.64       6.48
  Return After Taxes on Distributions                           4.02     4.87       5.48       6.34
  Return After Taxes on Distributions and Sale of
     Fund Shares                                                4.64     4.94       5.47       6.27
-----------------------------------------------------------------------------------------------------
Lehman Brothers 10-Year Municipal Bond Index (%)
(reflects no deduction for fees, expenses or
  taxes)                                                N/A     4.62     5.94       6.70       8.24(2)


---------------
(1) The Intermediate Municipals Fund's returns are compared to the Lehman Brothers 10-Year Municipal Bond Index, an unmanaged index. Unlike the Intermediate Municipals Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. Securities in the Intermediate Municipals Fund may not match those in the Lehman Brothers 10-Year Municipal Bond Index. It is not possible to invest directly in indices.


(2) Index performance information is from September 30, 1985 to December 31,
    2001.



     The following table lists the average annual total return for Retail A, Retail B and Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund for the one-year, five-year and life-of-the-funds periods ending December 31, 2001 (including applicable sales charges). This table is intended to provide you with some indication of the risks of investing in the Liberty Fund, which will adopt the investment objective and strategies of the Galaxy Intermediate Tax-Exempt Bond Fund upon the consummation of the Acquisitions. At the bottom of the table, you can compare the Galaxy Intermediate Tax-Exempt Bond Fund's performance with a broad-based market index.


     After-tax returns are shown for Trust Shares only. After-tax returns for Retail A Shares and Retail B Shares will differ. After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and may not be relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND(1)



                                                          INCEPTION                      LIFE OF
                                                            DATE      1 YEAR   5 YEARS   THE FUND
Trust Shares (%)                                          06/14/93
  Return Before Taxes                                                  4.75     5.46       5.69
  Return After Taxes on Distributions                                  4.75     5.30       5.54
  Return After Taxes on Distributions and Sale of Fund
     Shares                                                            4.49     5.27       5.48
-------------------------------------------------------------------------------------------------
Retail A Shares (%)(2)                                    06/26/00
  Return Before Taxes                                                 -0.42      N/A       3.59
-------------------------------------------------------------------------------------------------
Retail B Shares (%)(3)                                    06/26/00
  Return Before Taxes                                                 -1.13      N/A       3.93
-------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Blend Municipal Bond Index (%)    N/A        5.29     5.83       5.77(4)
(reflects no deduction for fees, expenses or taxes)                                        7.53(5)


---------------
(1) The Galaxy Intermediate Tax-Exempt Bond Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index, an unmanaged index which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Galaxy Intermediate Tax-Exempt Bond Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. Securities in the Galaxy Intermediate Tax-Exempt Bond Fund may not match those in the Lehman Brothers 3-15 Year Blend Municipal Bond Index. It is not possible to invest directly in indices.

(2) The performance of Retail A Shares of the Galaxy Intermediate Tax-Exempt Bond Fund for the periods prior to January 1, 2001 has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(3) The performance shown represents the average annual total returns before taxes for Retail A Shares of the Galaxy Intermediate Tax-Exempt Bond Fund which have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares within seven years of the date of purchase. The returns do not include the effect of the front-end charge payable on purchases of Retail A Shares. Because total fund operating expenses for Retail B Shares (including distribution and service (12b-1) fees at an annual rate of 0.80% of Retail B Share assets) are higher than for Retail A Shares, average annual total returns for Retail B Shares were lower.


(4) Index performance information is from June 30, 1993 to December 31, 2001.

(5) Index performance is from June 30, 2000 to December 31, 2001.

THE LIBERTY-STEIN ROE TRUSTEES UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

  Required Vote for the Proposal


     Approval of the Agreement and Plan of Reorganization dated June 19, 2002, among Liberty-Stein Roe on behalf of the Intermediate Municipals Fund, Liberty V on behalf of the Liberty Fund, and Columbia will require the affirmative vote of a majority of the shares of the Intermediate Municipals Fund voted. A vote of the shareholders of the Liberty Fund is not needed to approve the Acquisition of the Intermediate Municipals Fund.


                                    GENERAL


VOTING INFORMATION



     The Liberty-Stein Roe Trustees are soliciting proxies from the shareholders of the Intermediate Municipals Fund in connection with the Meeting, which has been called to be held at 2:00 p.m. Eastern Time on October 18, 2002, at the offices of Columbia, One Financial Center, Boston Massachusetts 02111-2621. The Meeting notice, this Prospectus/Proxy and any proxy inserts are being mailed to shareholders beginning on or about August 26, 2002.


  Information About Proxies and the Conduct of the Meeting


     Solicitation of Proxies. Proxies will be solicited primarily by mailing this Prospectus/Proxy and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of Liberty-Stein Roe or by employees or agents of its service contractors. In addition, PROXY ADVANTAGE, a division of PFPC Inc., has been engaged to assist in the solicitation of proxies, at an estimated cost of $552, which will be paid by Columbia as noted below.



  Voting Process.


     You can vote in any one of the following ways:

     (a) By mail, by filling out and returning the enclosed proxy card;

     (b) By phone or Internet (see enclosed proxy insert for instructions); or

     (c) In person at the Meeting.


     Shareholders who owned shares of the Intermediate Municipals Fund on the record date, August 2, 2002, are entitled to vote at the Meeting. Shareholders of the Intermediate Municipals Fund are entitled to cast a number of votes equal to the net asset value (in dollars) of a share (or fractional share) of the Intermediate Municipals Fund determined as of the close of business on the record date. For example, a share of the Intermediate Municipals Fund having a net asset value of $10.50 determined at the close of business on the record date would be entitled to 10.5 votes. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy insert. Either owner of a joint account may sign the proxy insert, but the signer's name must exactly match the name that appears on the card.

     Costs. The estimated costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisition to be borne by the Intermediate Municipals Fund are approximately $12,463. Columbia is also bearing a portion of such costs. This portion to be borne by Columbia is in addition to the amounts to be borne by the Intermediate Municipals Fund. In the event that the shareholders of any of the Acquired Funds do not approve the Acquisition or one or more of the Acquisitions do not close for any reason, Columbia will bear the costs of the Acquisition or Acquisitions which would otherwise have been borne by the Intermediate Municipals Fund or any other Acquired Fund.


     Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of the Proposal. You can revoke your proxy at any time before it is exercised by sending a signed, written letter of revocation to the Secretary of Liberty-Stein Roe, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.


     Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Intermediate Municipals Fund at the Meeting. A quorum is constituted with respect to the Intermediate Municipals Fund by presence in person or by proxy of the holders of more than 30% of the outstanding shares of such Fund entitled to vote at the Meeting. In determining whether a quorum is present, abstentions and "broker non-votes" will be treated as shares that are present and entitled to vote. However, these shares will not be counted as having voted and, therefore, they will have no effect on whether or not the Proposal is approved.


     "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.


     Advisers and Underwriter. The address of the investment adviser of the Intermediate Municipals Fund is Stein Roe & Farnham Incorporated, One Financial Center, Boston, Massachusetts 02111. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. Stein Roe also provides investment management and advisory services to individual and institutional clients and manages other Liberty-Stein Roe investment portfolios. As of June 30, 2002, Stein Roe managed over $15 billion in assets. During the fiscal year ended June 30, 2002, the Intermediate Municipals Fund paid Stein Roe management fees of 0.42% as a percentage of its average net assets.



     The address of the Liberty Fund's investment adviser is Fleet Investment Advisors Inc. ("FIA"), 100 Federal Street, Boston, Massachusetts 02110. FIA was established in 1984. FIA also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy and Galaxy II investment portfolios. As of June 30, 2002, FIA managed over $89 billion in assets.



     Stein Roe and FIA are part of the larger Columbia organization, which is a wholly owned subsidiary of FleetBoston and includes several other separate legal entities. The legal entities comprising Columbia are managed by a single management team. These entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Funds.


     The address of each Fund's principal underwriter, Liberty Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111-2621.


     Other Service Providers for the Liberty Fund and the Intermediate Municipals Fund. In some cases, the Liberty Fund and the Intermediate Municipals Fund have different service providers. Upon completion of the Acquisition of the Intermediate Municipals Fund, the Liberty Fund will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar. Following are the names and addresses of certain service providers for the Liberty Fund and the Intermediate Municipals Fund.

                                      LIBERTY FUND                INTERMEDIATE MUNICIPALS FUND
                          ------------------------------------  ---------------------------------
Administrator...........  Colonial Management Associates, Inc.  Stein Roe & Farnham Incorporated
                          One Financial Center                  One South Wacker Drive
                          Boston, MA 02111                      Chicago, IL 60606
Fund Accountant.........  Colonial Management Associates, Inc.  Stein Roe & Farnham Incorporated
                          One Financial Center                  One South Wacker Drive
                          Boston, MA 02111                      Chicago, IL 60606*
Transfer Agent..........  Liberty Funds Services, Inc.          Liberty Funds Services, Inc.
                          P.O. Box 8081                         P.O. Box 8081
                          Boston, MA 02266-8081                 Boston, MA 02266-8081
Custodian...............  State Street Bank & Trust Company     State Street Bank & Trust Company
                          225 Franklin Street                   225 Franklin Street
                          Boston, MA 02101                      Boston, MA 02101
Independent Auditors....  PricewaterhouseCoopers LLP            Ernst & Young LLP
                          160 Federal Street                    200 Clarendon Street
                          Boston, MA 02110-2624                 Boston, MA 02116


---------------

* Under a separate agreement, Stein Roe has delegated accounting and bookkeeping services to State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110.



     Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy lists the total number of shares outstanding as of August 2, 2002, for each class of the Intermediate Municipals Fund entitled to vote at the Meeting. It also identifies holders of more than 5% or 25% of any class of shares of the Intermediate Municipals Fund, and contains information about the executive officers and Trustees of Liberty-Stein Roe and Liberty V and their shareholdings in the Intermediate Municipals Fund, Liberty-Stein Roe, the Liberty Fund and Liberty V.



     Adjournments; Other Business. In the event that a quorum is not present at the Meeting, or if the Intermediate Municipals Fund has not received enough votes by the time of the Meeting to approve the Proposal, the persons named as proxies (the "Designees"), or their substitutes, may propose that the Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of the Intermediate Municipals Fund that are present in person or by proxy when the adjournment is being voted on. If a quorum is present, the Designees will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the Proposal and the Designees will vote against any such adjournment any proxy that directs them to vote against the Proposal. They will not vote any proxy that directs them to abstain from voting on the Proposal.


     The Meeting has been called to transact any business that properly comes before it. The only business that management of the Intermediate Municipals Fund intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the Designees intend to vote the proxies in accordance with their judgment, unless the Secretary of Liberty-Stein Roe has previously received written contrary instructions from the shareholder entitled to vote the shares.


     Shareholder Proposals at Future Meetings. Neither Liberty-Stein Roe nor Liberty V holds annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of any fund or either Liberty-Stein Roe or Liberty V must be received by the relevant fund in writing a reasonable time before Liberty-Stein Roe or Liberty V, as the case may be, solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the relevant fund, care of, as applicable, Liberty-Stein Roe Funds Municipal Trust, Attention: Secretary, or Liberty Funds Trust V, Attention: Secretary, in each case at One Financial Center, Boston, Massachusetts 02111.

                                                                      APPENDIX A


                      AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of June 19, 2002, is by and among Liberty-Stein Roe Funds Municipal Trust (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated October 6, 1987, as amended, on behalf of the Stein Roe Intermediate Municipals Fund (the "Acquired Fund,"), a separate series of the Trust, Liberty Funds Trust V (the "Acquiring Trust"), a Massachusetts business trust established under a Declaration of Trust dated March 14, 1985, as amended, on behalf of the Liberty Intermediate Tax Exempt Bond Fund (the "Acquiring Fund"), a series of the Acquiring Trust, and Columbia Management Group, Inc. ("Columbia").



     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The parties hereto agree that the reorganization described in this Agreement (the "Reorganization") shall be subject to the condition that the reorganization of the Galaxy Intermediate Tax-Exempt Bond Fund (the "Galaxy Fund") into the Liberty Intermediate Tax-Exempt Bond Fund be approved by shareholders of the Galaxy Fund and completed pursuant to an Agreement and Plan of Reorganization dated as of June 19, 2002, by and between The Galaxy Fund, on behalf of the Galaxy Fund and Galaxy Tax-Exempt Bond Fund, and the Acquiring Trust, on behalf of the Acquiring Fund (the "Galaxy/Liberty V Agreement").



     If the Reorganization is approved by the Class A, Class B, Class C and Class S shareholders of the Acquired Fund voting together as a single class, the Reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange for Class A shares, Class B shares, Class C shares and Class Z shares of beneficial interest of the Acquiring Fund ("Acquisition Shares") and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the Reorganization contemplated hereby) and the distribution of such Acquisition Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.


     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:


1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUISITION SHARES AND ASSUMPTION OF LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND.



     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,



        (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;



        (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of the Reorganization contemplated hereby to be paid by Columbia pursuant to paragraph
             9.2 shall not be assumed or paid by the Acquiring Fund; and



        (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquisition Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquisition Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph
         3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.



     1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its Class A, Class B, Class C and Class S shareholders of record ("Acquired Fund Shareholders") determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to the applicable open accounts on the share records of the Acquiring Fund in the names of the applicable Acquired Fund Shareholders and representing the respective pro rata number of Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquisition Shares in connection with such exchange. The Acquisition Shares distributed pursuant to this paragraph to holders of Class A, Class B, Class C and Class S shares of the Acquired Fund shall consist of Class A, Class B, Class C and Class Z shares, respectively, of the Acquiring Fund.


     1.4 With respect to Acquisition Shares distributable pursuant to paragraph
         1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquisition Share certificates therefor, exchange such Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.


     1.5 After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.



2. VALUATION.



     2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund (collectively, as amended or supplemented from time to time, the "Acquiring Fund Prospectus"), and shall be certified by the Acquired Fund.



     2.2 For the purpose of paragraph 2.1, the net asset value of an Acquisition Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the Acquiring Fund Prospectus.



3. CLOSING AND CLOSING DATE.



     3.1 The Closing Date shall be on December 6, 2002, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at Columbia's offices, One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.



     3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to State Street Bank & Trust Company, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all of the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act"), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "State Street Bank & Trust Company, custodian for Liberty Intermediate Tax-Exempt Bond Fund."


     3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or
         (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Trust upon the giving of written notice to the other party.



     3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Vice President, Secretary or Assistant Secretary of the Trust. The Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquisition Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.



     3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.



4. REPRESENTATIONS AND WARRANTIES.



     4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:



        (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;



        (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;



        (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;


        (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;



        (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund does not know of any facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;



        (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments at, as of and for the two years ended June 30, 2002, of the Acquired Fund, audited by Ernst & Young LLP, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since June 30, 2002;



        (g) Since June 30, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;



        (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;



        (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

        (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, with no par value, of multiple series and classes. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquired Fund's then current prospectus or prospectuses or statement or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus")) by the Trust and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;



        (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;


        (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (m) The Acquisition Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

        (n) The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph
             5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations as applicable thereto;

        (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or "Blue Sky" laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);


        (p) At the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of June 30, 2002, referred to in subparagraph 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date;

        (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and



        (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.


     4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:

        (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

        (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

        (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

        (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

        (e) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund, any of its properties or assets or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

        (g) The Acquiring Fund has had no operations other than in connection with its organization and the transactions contemplated by this Agreement.

        (h) During its first fiscal year of operation and all applicable quarters of such year and for each fiscal year thereafter, the Acquiring Fund intends to meet the requirements of Subchapter M of the Code for qualification as a regulated investment company;

        (i) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class T shares, Class G shares, Class A shares, Class B shares, Class C shares and Class Z shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B and Class G shares which convert to Class A and Class T shares, respectively, after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquiring Fund are outstanding and none will be outstanding on the Closing Date;


        (j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;


        (k) The Acquisition Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A, Class B, Class C and Class Z shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof;


        (l) The information provided by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

        (m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

     The Acquiring Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

     5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

     5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquisition Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

     5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

     5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

     5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

     5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     6.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

     6.2 The Trust shall have received a favorable opinion of Ropes & Gray, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

        (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust;

        (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Proxy Statement and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (c) The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;

        (d) The Acquisition Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A shares, Class B shares, Class C shares and Class Z shares of beneficial interest in the Acquiring Fund, (except that shareholders of the Acquiring Fund may under certain circumstances be held personally liable for its obligations) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;


        (e) The execution and delivery of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound;

        (f) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;

        (g) Except as previously disclosed, pursuant to subparagraph 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Trust or the Acquiring Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph
             5.3 which are not described as required;

        (h) The Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

        (i) To the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their properties or assets and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on their part to be performed or satisfied under this Agreement at or prior to the Closing Date;

     7.2 The Acquiring Trust shall have received a favorable opinion of Ropes & Gray, counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:

        (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Trust;

        (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (c) The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

        (d) The execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which it is bound;

        (e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained;

        (f) Except as previously disclosed, pursuant to subparagraph 4.1(e) above, such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required;

        (g) The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

        (h) To the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

     7.3 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after June 30, 2002, and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after June 30, 2002, and on or prior to the Closing Date.

     7.4 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

     7.5 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

     The respective obligations of the Trust and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the affirmative vote of holders of a majority of the shares entitled to vote that are voted at the meeting of shareholders of the Acquired Fund referred to in paragraph 5.2.


     8.2 The Galaxy/Liberty V Agreement and the transactions contemplated therein shall have been approved by the affirmative vote of holders of a majority of the shares of the Galaxy Fund entitled to vote that are voted at a meeting of shareholders of the Galaxy Fund.



     8.3 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.



     8.4 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state "Blue Sky" and securities authorities) deemed necessary by the Trust or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.



     8.5 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.



     8.6 The Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Trust, and the Acquiring Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Acquiring Trust, each substantially to the effect that, for federal income tax purposes:


        (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the liabilities and Obligations of the Acquired Fund and issuance of the Acquisition Shares, followed by the distribution by the Acquired Fund of such Acquisition Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

        (b) No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquisition Shares or (ii) upon the distribution of the Acquisition Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

        (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of liabilities and Obligations and issuance of the Acquisition Shares as contemplated in paragraph 1 hereof;

        (d) The tax basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the transaction will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer;

        (e) The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

        (f) The shareholders of the Acquired Fund, will recognize no gain or loss upon the exchange of all of their shares of the Acquired Fund for the Acquisition Shares;

        (g) The tax basis of the Acquisition Shares to be received by each shareholder of the Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

        (h) The holding period of the Acquisition Shares to be received by the shareholders of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

        (i) The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.


     8.7 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.



9. BROKERAGE FEES AND EXPENSES.


     9.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.


     9.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquisition Shares. All of the other out-of-pocket expenses of the transactions contemplated by this Agreement shall be borne as follows: (a) as to expenses allocable to the Trust, on behalf of the Acquired Fund, twenty-five percent (25%) of such expenses shall be borne by the Trust and seventy-five percent (75%) shall be borne by Columbia; and (b) as to expenses allocable to the Acquiring Trust, on behalf of the Acquiring Fund (other than fees paid to governmental authorities for registration and qualification of the Acquisition Shares), one hundred percent (100%) of such expenses shall be borne by Columbia.


10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

     10.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 5.4, 9, 10, 13 and 14.

11. TERMINATION.

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Trust. In addition, either the Acquiring Trust or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:

        (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date; or

        (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

        (c) If the transactions contemplated by this Agreement have not been substantially completed by March 31, 2002, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Trust.


     11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

12. AMENDMENTS.

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquisition Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES.


     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to Liberty-Stein Roe Funds Municipal Trust, Suite 3300, One South Wacker Drive, Chicago, IL 60606,
Attention: Secretary, or to Liberty Funds Trust V, One Financial Center, Boston, Massachusetts 02111, Attention: Secretary.


14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE.

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 A copy of the Declaration of Trust of the Trust and the Declaration of Trust of the Acquiring Trust are each on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of either the Trust or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.


                              [Signatures omitted]


                                          LIBERTY-STEIN ROE FUNDS MUNICIPAL
                                          TRUST
                                          on behalf of the Stein Roe
                                          Intermediate Municipals Fund

                                          By:
                                            ------------------------------------

                                          Name:
                                              ----------------------------------

                                          Title:
                                             -----------------------------------

ATTEST:

---------------------------------------------------------

Name:
      -------------------------------------------------------

Title:
     -------------------------------------------------------

                                          LIBERTY FUNDS TRUST V

                                          on behalf of the Liberty Intermediate
                                          Tax Exempt Bond Fund


                                          By:
                                            ------------------------------------

                                          Name:
                                              ----------------------------------

                                          Title:
                                             -----------------------------------

ATTEST:

---------------------------------------------------------

Name:
      -------------------------------------------------------

Title:
     -------------------------------------------------------

                                          Solely for purposes of Paragraph 9.2

                                          of the Agreement


                                          COLUMBIA MANAGEMENT GROUP, INC.

                                          By:
                                            ------------------------------------

                                          Name:
                                              ----------------------------------

                                          Title:
                                             -----------------------------------

ATTEST:

---------------------------------------------------------

Name:
      -------------------------------------------------------

Title:
     -------------------------------------------------------

                                                                      APPENDIX B



                                FUND INFORMATION



SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE INTERMEDIATE MUNICIPALS FUND



     Only the shareholders of record of the Intermediate Municipals Fund at the close of business on August 2, 2002, will be entitled to vote at the Meeting. On that date, the number of shares outstanding of the Intermediate Municipals Fund was as follows:



                                                       NUMBER OF SHARES
                                                       OUTSTANDING AND
FUND                                          CLASS    ENTITLED TO VOTE
----                                         -------   ----------------
Intermediate Municipals Fund...............  Class A     1,347,410.863
                                             Class B       307,494.719
                                             Class C        59,216.685
                                             Class S    11,152,668.633
                                                        --------------
                                              Total     12,866,790.900



OWNERSHIP OF SHARES



     As of August 2, 2002, Liberty-Stein Roe believes that its Trustees and officers, as a group, owned less than one percent of each class of shares of the Intermediate Municipals Fund and of Liberty-Stein Roe as a whole. As of August 2, 2002, Liberty V believes that its Trustees and Officers, as a group, owned less than one percent of the shares of Liberty V as a whole. As of August 2, 2002, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the Intermediate Municipals Fund:



                                                                NUMBER OF    PERCENTAGE OF
                                                               OUTSTANDING    OUTSTANDING
                                                                SHARES OF      SHARES OF     PERCENTAGE OF
FUND AND CLASS            NAME AND ADDRESS OF SHAREHOLDER      CLASS OWNED    CLASS OWNED     FUND OWNED
--------------         -------------------------------------   -----------   -------------   -------------
INTERMEDIATE
  MUNICIPALS FUND
Class A..............  PaineWebber                              92,673.193        6.88%             <1%
                       For the Benefit of Margaret E Diponio
                       TTEE Under Agrmt DTD 9/20/88
                       By Margaret E. Diponio
                       14800 Farmington Road #102
                       Livonia, MI 48154-5464

Class B..............  John E Mutti Jr TTEE                     28,753.473        9.35%             <1%
                       Gladys M Rickard Liv Trust
                       DTD 08/26/92
                       1920 Swift
                       Suite 212
                       N Kansas City, MO 64116-3445

                       Elsie P Viles                            20,633.139        6.71%             <1%
                       PO Box 319
                       Augusta, ME 04332-0319

                       Merrill Lynch Pierce Fenner & Smith      17,574.748        5.72%             <1%
                       For the Sole Benefit of its Customers
                       ATTN Fund Administration #97AX9
                       4800 Dear Lake Dr E 2nd Fl
                       Jacksonville, FL 32246-6484

                                                                NUMBER OF    PERCENTAGE OF
                                                               OUTSTANDING    OUTSTANDING
                                                                SHARES OF      SHARES OF     PERCENTAGE OF
FUND AND CLASS            NAME AND ADDRESS OF SHAREHOLDER      CLASS OWNED    CLASS OWNED     FUND OWNED
--------------         -------------------------------------   -----------   -------------   -------------
                       Donaldson Lufkin Jenrette                16,202.888        5.27%             <1%
                       Securities Corporation Inc.
                       P.O. Box 2052
                       Jersey City, NJ 07303-2052

                       RBC Dain Rauscher FBO                    15,730.429        5.12%             <1%
                       Priscilla L Robinson TTEE
                       Priscilla L Robinson TRUST
                       U/A DTD 09/29/95
                       246 N Adams St
                       Manchester, NH 03104-2220

Class C..............  NFSC FEBO # EBP-208612                   20,975.365       35.42%             <1%
                       Robert J Morehead
                       Dorothy L Morehead
                       721 Mcintyre Rd
                       Minden, LA 71055-7146

                       Merrill Lynch Pierce Fenner & Smith      17,254.452       29.14%             <1%
                       For the Sole Benefit of its Customers
                       ATTN Fund Administrator #97RF9
                       4800 Dear Lake Dr E 2nd Fl
                       Jacksonville, FL 32246-6484

                       NFSC FEBO # EBP-208825                    7,321.340       12.36%             <1%
                       Theresa J Galier
                       Route 1 Box 340
                       Doddridge, AR 71834-9714

                       Leone O'Ferrall &                         4,813.626        8.13%             <1%
                       Angeline O'Ferrall TTEES
                       Leone & Angeline O'Ferrall
                       Rev Trust
                       PO Box 145
                       Gualala, CA 95445-0145

                       NFSC FEBO # BQ7-362980                    4,008.261        6.77%             <1%
                       Jackie D Wickliffe
                       Marilyn L Wickliffe
                       553 Maple Lane
                       Coldwater, MI 49036

Class S..............  Charles Schwab & Co Inc                 2,109,230.616     18.91%          16.39%
                       Special Custody Account for the
                       Exclusive Benefit of Customers
                       ATTN Mutual Funds
                       101 Montgomery Street
                       San Francisco, CA 94104-4122

                                                                NUMBER OF    PERCENTAGE OF
                                                               OUTSTANDING    OUTSTANDING
                                                                SHARES OF      SHARES OF     PERCENTAGE OF
FUND AND CLASS            NAME AND ADDRESS OF SHAREHOLDER      CLASS OWNED    CLASS OWNED     FUND OWNED
--------------         -------------------------------------   -----------   -------------   -------------
                       National Financial Srvc Corp            559,187.414        5.01%           4.35%
                       For the Exclusive Benefit of
                       Our Customers
                       ATTN Mutual Funds
                       PO Box 3908
                       Church Street Station
                       New York, NY 10008-3908



OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITIONS



     The shareholders of record that owned 5% or more of the outstanding shares of the noted class of shares of the noted Acquired Fund as of August 2, 2002 would own the following percentages of the Liberty Fund noted below upon consummation of the Acquisitions. The percentages presented below assume that the Acquisition of each Acquired Fund is consummated. The percentages for each scenario in which one or more of the Acquisitions, but not all of the Acquisitions, are consummated would be no less than the percentages presented below and no greater than the percentages presented under "Ownership of Shares" above.



                                                                       PERCENTAGE OF
                                                                        OUTSTANDING
                                                                      SHARES OF CLASS   PERCENTAGE OF FUND
                                                                        OWNED UPON          OWNED UPON
                                                                       CONSUMMATION      CONSUMMATION OF
FUND AND CLASS                   NAME AND ADDRESS OF SHAREHOLDER      OF ACQUISITIONS      ACQUISITIONS
--------------                -------------------------------------   ---------------   ------------------
GALAXY TAX-EXEMPT BOND FUND
Retail B....................  Fiserv Securities Inc                         7.42%                <1%
                              FAO 13878082
                              ATTN: Mutual Funds
                              One Commerce Square
                              2005 Market Street, Suite 1200
                              Philadelphia, PA 19103-7084

                              US Clearing Corp
                              FBO 978-02869-11                              6.86%                <1%
                              26 Broadway
                              New York, NY 10004-1703

                              US Clearing Corp
                              FBO 245-07280-15                              6.09%                <1%
                              26 Broadway
                              New York, NY 10004-1703

                              Fiserv Securities Inc
                              FAO 13875955                                  5.77%                <1%
                              ATTN: Mutual Funds
                              One Commerce Square
                              2005 Market Street Suite 1200
                              Philadelphia, PA 19103-7084

Trust.......................  Gales & Co.                                  12.24%             11.78%
                              Fleet Investment Services
                              Mutual Funds Unit --
                              NY/RO/TO4A
                              159 East Main Street
                              Rochester, NY 14638-0001

                                                                       PERCENTAGE OF
                                                                        OUTSTANDING
                                                                      SHARES OF CLASS   PERCENTAGE OF FUND
                                                                        OWNED UPON          OWNED UPON
                                                                       CONSUMMATION      CONSUMMATION OF
FUND AND CLASS                   NAME AND ADDRESS OF SHAREHOLDER      OF ACQUISITIONS      ACQUISITIONS
--------------                -------------------------------------   ---------------   ------------------
                              Gales & Co.
                              Fleet Investment Services                     9.51%              8.76%
                              Mutual Funds Unit --
                              NY/RO/TO4A
                              159 East Main Street
                              Rochester, NY 14638-0001

                              Gales & Co.
                              Fleet Investment Services                     8.27%              7.62%
                              Mutual Funds Unit --
                              NY/RO/TO4A
                              159 East Main Street
                              Rochester, NY 14638-0001

GALAXY INTERMEDIATE TAX-
  EXEMPT BOND FUND
Retail A....................  Charles Schwab & Co. Inc.                    12.56%                <1%
                              ATTN Mutual Funds
                              101 Mongomery Street
                              San Francisco, CA 94104-4122

                              Richard F Messing
                              51 Arlington Rd                               3.22%                <1%
                              Wellesley Hills, MA 02481-6127

Retail B....................  American Enterprise                             <1%                <1%
                              Investment Svcs
                              FBO 188470611
                              P.O. Box 9446
                              Minneapolis, MN 55440-9446

                              US Clearing Corp.
                              FBO 979-02517-15                                <1%                <1%
                              26 Broadway
                              New York, NY 10004-1703

                              US Clearing Corp.
                              FBO 979-01972-15                                <1%                <1%
                              26 Broadway
                              New York, NY 10004-1703

                              US Clearing Corp.
                              FBO 245-94786-12                                <1%                <1%
                              26 Broadway
                              New York, NY 10004-1703

Trust.......................  Gales & Co.                                  34.33%             31.64%
                              Fleet Investment Services
                              Mutual Funds Unit --
                              NY/RO/TO4A
                              159 East Main Street
                              Rochester, NY 14638-0001

                                                                       PERCENTAGE OF
                                                                        OUTSTANDING
                                                                      SHARES OF CLASS   PERCENTAGE OF FUND
                                                                        OWNED UPON          OWNED UPON
                                                                       CONSUMMATION      CONSUMMATION OF
FUND AND CLASS                   NAME AND ADDRESS OF SHAREHOLDER      OF ACQUISITIONS      ACQUISITIONS
--------------                -------------------------------------   ---------------   ------------------
                              Gales & Co.
                              Fleet Investment Services                     5.63%              5.18%
                              Mutual Funds Unit --
                              NY/RO/TO4A
                              159 East Main Street
                              Rochester, NY 14638-0001

GALAXY II MUNICIPAL FUND
Shares......................  Gales & Co.                                   1.60%              1.48%
                              Fleet Investment Services
                              Mutual Funds Unit --
                              NY/RO/TO4A
                              159 East Main Street
                              Rochester, NY 14638-0001

                              Gales & Co.
                              Fleet Investment Services                     1.37%              1.26%
                              Mutual Funds Unit --
                              NY/RO/TO4A
                              159 East Main Street
                              Rochester, NY 14638-0001

INTERMEDIATE MUNICIPALS FUND
Class A.....................  PaineWebber For the Benefit of                6.88%                <1%
                              Margaret E Diponio TTEE
                              Under Agrmt DTD 9/20/88
                              By Margaret E Diponio
                              14800 Farmington Road #102
                              Livonia, MI 48154-5464

Class B.....................  John E Mutti Jr TTEE                          9.35%                <1%
                              Gladys M Rickard Liv Trust
                              DTD 08/26/92
                              1920 Swift
                              Suite 212
                              N Kansas City, MO 64116-3445

                              Elsie P Viles
                              PO Box 319                                    6.71%                <1%
                              Augusta, ME 04332-0319

                              Merrill Lynch Pierce Fenner & Smith
                              For the Sole Benefit of its Customers         5.72%                <1%
                              ATTN Fund Administration #97AX9
                              4800 Dear Lake Dr E 2nd Fl
                              Jacksonville, FL 32246-6484

                                                                       PERCENTAGE OF
                                                                        OUTSTANDING
                                                                      SHARES OF CLASS   PERCENTAGE OF FUND
                                                                        OWNED UPON          OWNED UPON
                                                                       CONSUMMATION      CONSUMMATION OF
FUND AND CLASS                   NAME AND ADDRESS OF SHAREHOLDER      OF ACQUISITIONS      ACQUISITIONS
--------------                -------------------------------------   ---------------   ------------------
                              Donaldson Lufkin Jenrette
                              Securities Corporation Inc.                   5.27%                <1%
                              P.O. Box 2052
                              Jersey City, NJ 07303-2052

                              RBC Dain Rauscher FBO
                              Priscilla L Robinson TTEE                     5.12%                <1%
                              Priscilla L Robinson TRUST
                              U/A DTD 09/29/95
                              246 N Adams St
                              Manchester, NH 03104-2220

Class C.....................  NFSC FEBO # EBP-208612                       35.42%                <1%
                              Robert J Morehead
                              Dorothy L Morehead
                              721 Mcintyre Rd
                              Minden, LA 71055-7146

                              Merrill Lynch Pierce Fenner & Smith
                              For the Sole Benefit of its Customers        29.14%                <1%
                              ATTN Fund Administrator #97RF9
                              4800 Dear Lake Dr E 2nd Fl
                              Jacksonville, FL 32246-6484

                              NFSC FEBO # EBP-208825
                              Theresa J Galier                             12.36%                <1%
                              Route 1 Box 340
                              Doddridge, AR 71834-9714

                              Leone O'Ferrall &
                              Angeline O'Ferrall TTEES                      8.13%                <1%
                              Leone & Angeline O'Ferrall
                              Rev Trust
                              P.O. Box 145
                              Gualala, CA 95445-0145

                              NFSC FEBO # BQ7-362980
                              Jackie D Wickliffe                            6.77%                <1%
                              Marilyn L Wickliffe
                              553 Maple Lane
                              Coldwater, MI 49036

Class S.....................  Charles Schwab & Co. Inc.                     3.97%              3.65%
                              Special Custody Account for the
                              Exclusive Benefit of Customers
                              ATTN Mutual Funds
                              101 Montgomery Street
                              San Francisco, CA 94104-4122

                                                                       PERCENTAGE OF
                                                                        OUTSTANDING
                                                                      SHARES OF CLASS   PERCENTAGE OF FUND
                                                                        OWNED UPON          OWNED UPON
                                                                       CONSUMMATION      CONSUMMATION OF
FUND AND CLASS                   NAME AND ADDRESS OF SHAREHOLDER      OF ACQUISITIONS      ACQUISITIONS
--------------                -------------------------------------   ---------------   ------------------

                              National Financial Srvc. Corp. For
                              the                                           1.05%                <1%
                              Exclusive Benefit of Our Customers
                              ATTN Mutual Funds
                              P.O. Box 3908
                              Church Street Station
                              New York, NY 10008-3908

                                                                      APPENDIX C


                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     As noted above, the Liberty Fund will have the same investment goal and strategies as the Galaxy Intermediate Tax-Exempt Bond Fund. The following is the management's discussions of fund performance which was contained in the Galaxy Intermediate Tax-Exempt Bond Fund's most recent annual report.

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

Wayne Fitzgerald
Fixed Income Manager


     For the 12 months ended October 31, 2001, Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund earned a total return of 9.23%. During the same period, Retail A Shares of the Fund earned a total return of 9.02% before deducting the maximum 4.75% front-end sales charge. For the period March 1, 2001 (date of initial issuance) through October 31, 2001, Retail B Shares of the Fund had a total return of 4.41% before deducting the maximum 5.00% contingent deferred sales charge. Please see the charts below for total returns after deducting the front-end sales charge and for total returns after deducting the contingent deferred sales charge.) Over the same time, the intermediate municipal debt funds tracked by Lipper had an average total return of 9.23%, the Lehman Brothers Quality Intermediate 3-15 Year Blend Index had a total return of 9.98% and the Lehman Brothers 7-Year Municipal Bond Index had a total return of 9.87%.



     On October 31, 2001, the Fund's Trust, Retail A and Retail B Shares had 30-day SEC annualized yields of 3.05%, 2.71% and 2.05%, respectively. These equaled taxable yields of 5.01%, 4.45% and 3.37%, respectively, for shareholders in the 39.10% federal income tax bracket.


                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND


Distribution of Total Net Assets as of October 31, 2001

[PIE CHART]

                                                                                          OTHER
EAST                            NORTH CENTRAL         SOUTH            PACIFIC         TERRITORIES        MOUNTAIN
----                            -------------         -----            -------         -----------        --------
32                                   24                21                14                 4                 3

                                    CASH
                                 EQUIVALENTS
                                 &|NET OTHER
                                 ASSETS |AND
EAST                             LIABILITIES
----                             -----------
32                                    2

                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

Growth of $10,000 Investment*

                                 LEHMAN BROTHERS
                                     QUALITY         LEHMAN BROTHERS
                                INTERMEDIATE 3-15   7-YEAR MUNICIPAL
                                YEAR BLEND INDEX       BOND INDEX         TRUST SHARES       RETAIL A SHARES     RETAIL B SHARES
                                -----------------   ----------------      ------------       ---------------     ---------------
6/14/93                               10000               10000               10000
                                      10467               10506               10515
                                      10197               10308               10292
                                      11544               11578               11547
                                      12130               12118               12132
                                      13090               13022               13142
                                      14083               13992               14182
                                      14036               13993               13776
                                      14632               14495               14029                9525
                                      15097               14951               14924                9834
                                      14282               15587               15512               10213               10000
10/31/01                              16604               16427               16301               10727                9941

---------------

* Since inception on 6/14/93 for Trust Shares. Since inception on 6/26/00 for Retail A Shares. Since inception on 3/1/01 for Retail B Shares. Performance figures for Retail A Shares include the effect of the maximum 4.75% front-end sales charge. Performance figures for Retail B Shares reflect the deduction of the 5.00% contingent deferred sales charge (applicable to shares redeemed during the first year after purchase) as if shares were redeemed on October 31, 2001. Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Lehman Brothers Quality Intermediate 3-15 Year Blend Index and the Lehman Brothers 7-Year Municipal Bond Index are unmanaged indices in which investors cannot invest. Results for the indices do not reflect investment management fees and other expenses incurred by the Fund. Results for the indices are calculated since 5/31/93 because the indices' returns are calculated at month-end only.


AVERAGE ANNUAL TOTAL RETURNS -- TRUST SHARES*


As of October 31, 2001



                                                         1 YEAR    5 YEARS    LIFE OF FUND
                                                         ------    -------    ------------
Galaxy Intermediate Tax-Exempt Bond Fund
  (inception date 6/14/93).............................   9.23%     6.09%         6.00%


---------------

* The Intermediate Tax-Exempt Bond Fund commenced operations as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of The Galaxy Fund. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust Shares and BKB Shares of the Galaxy Intermediate Tax-Exempt Bond Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust Shares, and shareholders of such Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Galaxy Intermediate Tax-Exempt Bond Fund. On June 26, 2001, BKB Shares of the Galaxy Intermediate Tax-Exempt Bond Fund were converted into Retail A Shares of the Galaxy Intermediate Tax-Exempt Bond Fund. The total returns shown above for Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund for periods prior to June 26, 2000 represent the total returns for the Predecessor Boston 1784 Fund.

AVERAGE ANNUAL TOTAL RETURNS -- RETAIL A SHARES*


As of October 31, 2001



                                                              1 YEAR    LIFE OF FUND
                                                              ------    ------------
Galaxy Intermediate Tax-Exempt Bond Fund (inception date
  6/26/00)..................................................   3.83%        5.30%


---------------
* Return figures have been restated to include the effect of the maximum 4.75% front-end sales charge which became effective on January 1, 2001.


AVERAGE ANNUAL TOTAL RETURNS -- RETAIL B SHARES



As of October 31, 2001



                                                       LIFE OF FUND           LIFE OF FUND
                                                      RETURNS BEFORE          RETURNS AFTER
                                                    CONTINGENT DEFERRED    CONTINGENT DEFERRED
                                                       SALES CHARGE           SALES CHARGE
                                                         DEDUCTED               DEDUCTED*
                                                    -------------------    -------------------
Galaxy Intermediate Tax-Exempt Bond Fund
  (inception date 3/1/01).........................         4.41%+                 -0.59%+


---------------

+ Unannualized total returns.


* As if shares were redeemed at end of period.


Past performance is no guarantee of future results. Investment returns and principal values will vary with market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Total return figures in this report include changes in share price, reinvestment of dividends and capital gains distributions and include the deduction of any sales charges, where applicable, unless otherwise indicated. The Investment Advisor and/or its affiliates and/or the Administrator are presently waiving fees and/or reimbursing expenses and may revise or discontinue such practice at any time. Without such waivers and/or reimbursements, performance would be lower. Total return figures in this report include changes in share price, reinvestment of dividends and capital gains distributions and include the deduction of any sales charges, where applicable, unless otherwise indicated.

                                                                      APPENDIX D



 INFORMATION APPLICABLE TO CLASS A, CLASS B, CLASS C AND CLASS Z SHARES OF THE
                   LIBERTY INTERMEDIATE TAX EXEMPT BOND FUND



INFORMATION APPLICABLE TO CLASS A, B AND C SHARES ONLY



INVESTMENT MINIMUMS



Initial Investment..........................................  $1,000
Subsequent Investments......................................  $   50
Automatic Investment Plan*..................................  $   50
Retirement Plans*...........................................  $   25


---------------
* The initial investment minimum of $1,000 is waived on these plans.

     The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if they believe that doing so would be in the best interest of the Fund and its shareholders.

  Sales Charges

     You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Fund. These sales charges are described below. In certain circumstances, these sales charges may be waived, as described below.


     CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the tables below.



                                                                                    % OF
                                                                                  OFFERING
                                                    AS A % OF                      PRICE
                                                    THE PUBLIC      AS A %      RETAINED BY
                                                     OFFERING      OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                                    PRICE       INVESTMENT    ADVISOR FIRM
------------------                                  ----------    ----------    ------------
Less than $100,000................................     3.25          3.35           3.00
$100,000 to less than $250,000....................     2.50          2.56           2.25
$250,000 to less than $500,000....................     2.00          2.04           1.75
$500,000 to less than $1,000,000..................     1.50          1.52           1.25
$1,000,000 or more................................     0.00          0.00           0.00


     Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.

     For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


PURCHASES OVER $1 MILLION:



AMOUNT PURCHASED                                              COMMISSION %
----------------                                              ------------
First $3 million............................................      1.00
$3 million to less than $5 million..........................      0.80
$5 million to less than $25 million.........................      0.50
$25 million or more.........................................      0.25


     The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

     For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.


     REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart above), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



     CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts below.



PURCHASES OF LESS THAN $250,000:



                                                                % DEDUCTED
                                                                   WHEN
HOLDING PERIOD AFTER PURCHASE                                 SHARES ARE SOLD
-----------------------------                                 ---------------
Through first year..........................................       5.00
Through second year.........................................       4.00
Through third year..........................................       3.00
Through fourth year.........................................       3.00
Through fifth year..........................................       2.00
Through sixth year..........................................       1.00
Longer than six years.......................................       0.00


Commission to financial advisors is 4.00%.
Automatic conversion to Class A shares occurs eight years after purchase.


     You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:



                                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                 SHARES ARE SOLD
-----------------------------                                 ---------------
Through first year..........................................       3.00
Through second year.........................................       2.00
Through third year..........................................       1.00
Longer than three years.....................................       0.00


Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares occurs four years after purchase.


PURCHASES OF $500,000 TO LESS THAN $1 MILLION:



                                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                 SHARES ARE SOLD
-----------------------------                                 ---------------
Through first year..........................................       3.00
Through second year.........................................       2.00
Through third year..........................................       1.00


Commission to financial advisors is 1.75%.
Automatic conversion to Class A shares occurs three years after purchase.

     If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.


     CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Class C shares carry a front-end sales charge of 1.00% and a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.



                                                              % DEDUCTED WHEN
YEARS AFTER PURCHASE                                          SHARES ARE SOLD
--------------------                                          ---------------
Through first year..........................................       1.00
Longer than one year........................................       0.00


  How to Exchange Shares

     You may exchange your shares of the Liberty Fund for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


INFORMATION APPLICABLE TO CLASS Z SHARES ONLY


     Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment


     - Any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. (LFD) (i) who holds Class Z shares; or (ii) who holds Class A shares that were exchanged with Class Z shares;



     - Any trustee or director (or family member) of any fund distributed by LFD; and



     - Any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.


$100,000 minimum initial investment


     - clients of broker-dealers or registered investment advisors that both recommend the purchase of the Special Fund shares and charge such clients an asset-based fee; and



     - any insurance company, trust company, bank endowment, investment company or foundation purchasing shares for its own account; and


     - clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

No minimum initial investment


     - Any client of Fleet National Bank (Fleet) or a subsidiary for shares purchased through an asset management, trust, retirement plan administration, private client or similar arrangement with Fleet or the subsidiary;



     - A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from LFD or through a third-party broker-dealer; and



     - any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover.


     The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO EXCHANGE SHARES

     You may exchange Class Z shares of the Fund for Class Z shares or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


INFORMATION APPLICABLE TO CLASS A, B, D AND Z SHARES


  How to Buy Shares

     Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
Through your financial..................    Your financial advisor can help you
                                            establish your account and buy Fund
                                            shares on your behalf. To receive the
                                            current trading day's price, your
                                            financial advisor firm must receive your
                                            request prior to the close of the New
                                            York Stock Exchange (NYSE), usually 4:00
                                            p.m. Eastern time. Your financial
                                            advisor may charge you fees for
                                            executing the purchase for you.
By check (new account)..................    For new accounts send a completed
                                            application and check made payable to
                                            the Fund to the transfer agent, Liberty
                                            Funds Services, Inc., P.O. Box 1722,
                                            Boston, MA 02105-1722.
By check (existing account).............    For existing accounts fill out and
                                            return the additional investment stub
                                            included in your quarterly statement, or
                                            send a letter of instruction including
                                            your Fund name and account number with a
                                            check made payable to the Fund to
                                            Liberty Funds Services, Inc., P.O. Box
                                            1722, Boston, MA 02105-1722.
By exchange.............................    You or your financial advisor may
                                            acquire shares for your account by
                                            exchanging shares you own in one fund
                                            for shares of the same class of the Fund
                                            at no additional cost. There may be an
                                            additional charge if exchanging from a
                                            money market fund. To exchange by
                                            telephone, call 1-800-422-3737.
By wire.................................    You may purchase shares by wiring money
                                            from your bank account to your Fund
                                            account. To wire funds to your Fund
                                            account, call 1-800-422-3737 to obtain a
                                            control number and the wiring
                                            instructions.

METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
By electronic funds transfer............    You may purchase shares by
                                            electronically transferring money from
                                            your bank account to your Fund account
                                            by calling 1-800-422-3737. An electronic
                                            funds transfer may take up to two
                                            business days to settle and be
                                            considered in "good form." You must set
                                            up this feature prior to your telephone
                                            request. Be sure to complete the
                                            appropriate section of the application.
Automatic investment plan...............    You can make monthly or quarterly
                                            investments automatically from your bank
                                            account to your Fund account. You can
                                            select a pre-authorized amount to be
                                            sent via electronic funds transfer. Be
                                            sure to complete the appropriate section
                                            of the application for this feature.
Automated dollar cost averaging.........    You can purchase shares for your account
                                            by exchanging $100 or more each month
                                            from another fund for shares of the same
                                            class of the Fund at no additional cost.
                                            You must have a current balance of at
                                            least $5,000 in the fund the money is
                                            coming from. The designated amount will
                                            be exchanged on the third Tuesday of
                                            each month. Exchanges will continue so
                                            long as your fund balance is sufficient
                                            to complete the transfers. You may
                                            terminate your program or change the
                                            amount of the exchange (subject to the
                                            $100 minimum) by calling 1-800-422-3737.
                                            Be sure to complete the appropriate
                                            section of the account application for
                                            this feature.
By dividend diversification.............    You may automatically invest dividends
                                            distributed by another fund into the
                                            same class of shares of the Fund at no
                                            additional sales charge. To invest your
                                            dividends in the Fund, call
                                            1-800-345-6611.


  How to Sell Shares

     Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

     When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, if applicable, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

     The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
Through your financial advisor..........    You may call your financial advisor to
                                            place your sell order. To receive the
                                            current trading day's price, your
                                            financial advisor firm must receive your
                                            request prior to the close of regular
                                            trading on the NYSE, usually 4:00 p.m.
                                            Eastern time. Your financial advisor may
                                            charge you fees for executing a
                                            redemption for you.
By exchange.............................    You or your financial advisor may sell
                                            shares by exchanging from a Fund into
                                            the same share class of another fund at
                                            no additional cost. To exchange by
                                            telephone, call 1-800-422-3737.
By telephone............................    You or your financial advisor may sell
                                            shares by telephone and request that a
                                            check be sent to your address of record
                                            by calling 1-800-422-3737, unless you
                                            have notified the Fund of an address
                                            change within the previous 30 days. The
                                            dollar limit for telephone sales is
                                            $100,000 in a 30-day period. You do not
                                            need to set up this feature in advance
                                            of your call. Certain restrictions apply
                                            to retirement accounts. For details,
                                            call 1-800-345-6611.
By mail.................................    You may send a signed letter of
                                            instruction or stock power form along
                                            with any share certificates to be sold
                                            to the address below. In your letter of
                                            instruction, note the Fund's name, share
                                            class, account number, and the dollar
                                            value or number of shares you wish to
                                            sell. All account owners must sign the
                                            letter, and signatures must be
                                            guaranteed by either a bank, a member
                                            firm of a national stock exchange or
                                            another eligible guarantor institution.
                                            Additional documentation is required for
                                            sales by corporations, agents,
                                            fiduciaries, surviving joint owners and
                                            individual retirement account owners.
                                            For details, call 1-800-345-6611.
                                            Mail your letter of instruction to
                                            Liberty Funds Services, Inc., P.O. Box
                                            8081, Boston, MA 02105-8081.
By wire.................................    You may sell shares and request that the
                                            proceeds be wired to your bank. You must
                                            set up this feature prior to your
                                            telephone request. Be sure to complete
                                            the appropriate section of the account
                                            application for this feature.

METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
By systematic withdrawal plan...........    You may automatically sell a specified
                                            dollar amount or percentage of your
                                            account on a monthly, quarterly or
                                            semi-annual basis and have the proceeds
                                            sent to you if your account balance is
                                            at least $5,000. This feature is not
                                            available if you hold your shares in
                                            certificate form. All dividend and
                                            capital gains distributions must be
                                            reinvested. Be sure to complete the
                                            appropriate section of the account
                                            application for this feature.
By electronic funds transfer............    You may sell shares and request that the
                                            proceeds be electronically transferred
                                            to your bank. Proceeds may take up to
                                            two business days to be received by your
                                            bank. You must set up this feature prior
                                            to your request. Be sure to complete the
                                            appropriate section of the account
                                            application for this feature.


  Fund Policy on Trading of Fund Shares

     The Liberty Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Liberty Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

  Share Certificates


     Share certificates are not available for Class B, D or Z shares. Certificates will be issued for Class A only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

                                THE GALAXY FUND

                          GALAXY TAX-EXEMPT BOND FUND


                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND


             ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2621


Dear Shareholder:


     The Galaxy Tax-Exempt Bond Fund and Galaxy Intermediate Tax-Exempt Bond Fund will hold a special meeting of shareholders on October 18, 2002, at 2:00 p.m. (Eastern Time). At this meeting, shareholders of the Funds will be asked to vote on the proposed acquisition of their respective funds by the Liberty Intermediate Tax Exempt Bond Fund, which is one of a number of fund acquisitions and liquidations recommended by Columbia Management Group, Inc. ("Columbia"), the new parent company of the investment advisers to the Funds. Columbia's overall goal in proposing these fund acquisitions and liquidations is two-fold. First, by merging funds with similar investment strategies, Columbia can create larger, more efficient funds. Second, by consolidating its investment product line, Columbia can concentrate its portfolio management and distribution resources on a more focused group of portfolios.



     Columbia specifically recommended the acquisitions of the Funds to enable shareholders to invest in a larger fund with a similar or the same investment strategy as the Galaxy Tax-Exempt Bond Fund and Galaxy Intermediate Tax-Exempt Bond Fund, respectively. In addition, the acquisitions will generally provide the potential for more efficient operations by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base. More information on the specific details and reasons for the Funds' acquisitions are contained in the enclosed Combined Prospectus and Proxy Statement. Please read it carefully.



     THE TRUSTEES OF THE GALAXY FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE ACQUISITION OF YOUR FUND.


     This special meeting will be held at The Galaxy Fund's offices located at One Financial Center, Boston, Massachusetts. While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. Your fund has retained the services of PROXY ADVANTAGE, a division of PFPC Inc., to assist shareholders with the voting process. As we get closer to October 18th, shareholders who have not yet voted may receive a call from PROXY ADVANTAGE reminding them to exercise their right to vote.


     YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY PHONE, BY INTERNET OR IN PERSON. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE.



     If you have any questions regarding the enclosed Combined Prospectus and Proxy Statement, please call PROXY ADVANTAGE at 1-866-619-0984.


     We appreciate your participation and prompt response in these matters and thank you for your continued support.

                                          Sincerely,

                                          -s- Dwight E. Vicks Jr.

                                          Dwight E. Vicks, Jr.
                                          Chairman of the Board of Trustees
                                          The Galaxy Fund


August 26, 2002


G-60/691K-0702

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                          TO BE HELD OCTOBER 18, 2002


                                THE GALAXY FUND

                          GALAXY TAX-EXEMPT BOND FUND


                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND



     NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Galaxy Tax-Exempt Bond Fund and Galaxy Intermediate Tax-Exempt Bond Fund will be held at 2:00 p.m. Eastern Time on Friday, October 18, 2002, at the offices of The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111-2621, for these purposes:



          1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Galaxy Tax-Exempt Bond Fund and Galaxy Intermediate Tax-Exempt Bond Fund to, and the assumption of all of the liabilities of the Galaxy Tax-Exempt Bond Fund and Galaxy Intermediate Tax-Exempt Bond Fund by, the Liberty Intermediate Tax Exempt Bond Fund in exchange for shares of the Liberty Intermediate Tax Exempt Bond Fund and the distribution of such shares to the shareholders of the Galaxy Tax-Exempt Bond Fund and Galaxy Intermediate Tax-Exempt Bond Fund in complete liquidation of the Galaxy Tax-Exempt Bond Fund and Galaxy Intermediate Tax-Exempt Bond Fund.


          2. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

     Shareholders of record at the close of business on August 2, 2002, are entitled to notice of and to vote at the meeting and any adjourned session.

                                          By order of the Board of Trustees,

                                          -s- W. Bruce McConnel

                                          W. Bruce McConnel, Secretary


August 26, 2002



     YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY PHONE, BY MAIL, BY INTERNET OR IN PERSON. SEE THE ENCLOSED PROXY INSERT FOR INSTRUCTIONS.

                    COMBINED PROSPECTUS AND PROXY STATEMENT


                                AUGUST 26, 2002



            ACQUISITION OF THE ASSETS AND LIABILITIES OF EACH OF THE


                        GALAXY TAX-EXEMPT BOND FUND AND


                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

                              c/o The Galaxy Fund
                              One Financial Center
                        Boston, Massachusetts 02111-2621

                                 1-800-345-6611





                      BY AND IN EXCHANGE FOR SHARES OF THE


                   LIBERTY INTERMEDIATE TAX EXEMPT BOND FUND


                           c/o Liberty Funds Trust V

                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-426-3750

                               TABLE OF CONTENTS


QUESTIONS AND ANSWERS.......................................    3
PROPOSAL -- Acquisition of the Galaxy Tax-Exempt Bond Fund
            and Galaxy Intermediate Tax-Exempt Bond Fund by
            the Liberty Intermediate Tax Exempt Bond Fund...   16
  The Proposal..............................................   16
  Principal Investment Risks................................   16
  Information About the Acquisitions of the Galaxy Funds....   17
GENERAL.....................................................   35
  Voting Information........................................   35
Appendix A -- Agreement and Plan of Reorganization..........  A-1
Appendix B -- Fund Information..............................  B-1
Appendix C -- Management's Discussion of Fund Performance
              for the Galaxy Intermediate Tax-Exempt Bond
              Fund..........................................  C-1
Appendix D -- Information Applicable to Class Z, Class T and
              Class G Shares of the Liberty Fund and Trust,
              Retail A and Retail B Shares of the Galaxy
              Funds.........................................  D-1



     This Combined Prospectus and Proxy Statement ("Prospectus/Proxy") contains information you should know before voting on the Agreement and Plan of Reorganization relating to the proposed acquisition of the Galaxy Tax-Exempt Bond Fund (the "Tax-Exempt Bond Fund") and the Galaxy Intermediate Tax-Exempt Bond Fund (the "Intermediate Tax-Exempt Bond Fund" and, together with the Tax-Exempt Bond Fund, each a "Galaxy Fund" and together, the "Galaxy Funds") by the Liberty Intermediate Tax Exempt Bond Fund (the "Liberty Fund" and together with the Galaxy Funds, the "Funds") (together with the other acquisitions described below, each an "Acquisition" and together the "Acquisitions") at a Special Meeting of Shareholders of each Galaxy Fund (the "Meeting"), which will be held at 2:00 p.m. Eastern Time on October 18, 2002, at the offices of The Galaxy Fund ("Galaxy"), One Financial Center, Boston, Massachusetts 02111-2621. The Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and Liberty Fund are each registered, open-end management investment companies (mutual funds). Please read this Prospectus/Proxy and keep it for future reference.


     The Proposal in this Prospectus/Proxy relates to the proposed acquisition of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund by the Liberty Fund. If the Acquisition of your Galaxy Fund occurs, you will become a shareholder of the Liberty Fund. If the Agreement and Plan of Reorganization is approved by the shareholders of your Galaxy Fund and the related Acquisition occurs, your Galaxy Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Liberty Fund in exchange for shares of a similar class of the Liberty Fund with the same aggregate net asset value as the net value of the assets and liabilities transferred. After that exchange, shares of each class received by such Galaxy Fund will be distributed pro rata to such Galaxy Fund's shareholders of the corresponding class. At the same time that the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund are reorganized into the Liberty Fund, it is expected that the Galaxy II Municipal Bond Fund (the "Galaxy II Municipal Fund") of Galaxy Fund II ("Galaxy II") and the Stein Roe Intermediate Municipals Fund (the "Stein Roe Fund" and, together with the Galaxy Funds and Galaxy II Municipal Fund, each, an "Acquired Fund" and together, the "Acquired Funds") of the Liberty-Stein Roe Funds Municipal Trust ("Liberty-Stein Roe") will also be reorganized into the Liberty Fund (the "Other Acquisitions"). Consummation of the Acquisition of the Tax-Exempt Bond Fund and each Other Acquisition is conditioned upon approval and consummation of the Acquisition of the Intermediate Tax-Exempt Bond Fund.


     Shareholders of each of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund are being asked to vote separately on the Proposal in this Prospectus/Proxy. Please review this Proposal carefully.

     The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are also incorporated into this Prospectus/Proxy by reference:


     - The Prospectuses for the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund dated February 28, 2002, as supplemented on July 3, 2002.



     - The Statement of Additional Information for the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund dated February 28, 2002 as supplemented on July 3, 2002.



     - Management's Discussion of Fund Performance, the Report of Independent Accountants and the financial statements included in the Annual Report to Shareholders of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund dated October 31, 2001, as supplemented on April 1, 2002.


     - The financial statements included in the Semi-Annual Report to Shareholders of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund dated April 30, 2002.


     - The Statement of Additional Information for the Liberty Fund dated August 26, 2002 relating to this Prospectus/Proxy.



     Each Galaxy Fund has previously sent its Annual Report and Semi-Annual Report to its shareholders. For a free copy of these Reports, or any of the other documents listed above, you may call 1-800-426-3750, or you may write to your Galaxy Fund at the address listed on the cover of this Prospectus/Proxy. You may also obtain many of these documents by accessing the Internet site for your Galaxy Fund at www.galaxyfunds.com. Text-only versions of all the Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and Liberty Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet site at www.sec.gov. You can review and copy information about the Funds by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0102. In addition, these materials can be inspected and copied at the SEC's regional offices at The Woolworth Building, 233 Broadway, New York, New York 10279 or 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.



     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS/PROXY IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             QUESTIONS AND ANSWERS


THE FOLLOWING QUESTIONS AND ANSWERS PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITIONS OF THE GALAXY FUNDS AND OF THE INFORMATION CONTAINED IN THIS PROSPECTUS/PROXY. PLEASE REVIEW THE FULL PROSPECTUS/PROXY PRIOR TO CASTING YOUR VOTE.



1.  WHAT IS BEING PROPOSED?



The Trustees of Galaxy are recommending that the Liberty Fund acquire the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund. This means that the Liberty Fund would acquire all of the assets and liabilities of each of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund in exchange for shares of the Liberty Fund. The Liberty Fund is a new "shell" portfolio of Liberty Funds Trust V ("Liberty V") created to acquire and continue the operations of the Intermediate Tax Exempt Bond Fund, and has the same investment goal, policies, strategies and restrictions as the Intermediate Tax-Exempt Bond Fund. If the Acquisition relating to your Galaxy Fund is approved, and the Acquisition is consummated, your shares of the Galaxy Fund will be cancelled and you will receive shares of the Liberty Fund with an aggregate net asset value equal to the aggregate net asset value of your Galaxy Fund shares as of the business day before the closing of your Galaxy Fund's Acquisition. The Acquisitions of the Intermediate Tax-Exempt Bond Fund and Tax-Exempt Bond Fund are expected to occur on or around November 22, 2002 and December 6, 2002, respectively, or such other dates as the parties may agree. At the same time that the Galaxy Funds are acquired by the Liberty Fund, it is expected that the Galaxy II Municipal Fund and the Stein Roe Fund will also be acquired by the Liberty Fund in the Other Acquisitions. Consummation of the Acquisition of the Galaxy II Municipal Fund is subject to the approval of the shareholders of the Galaxy II Municipal Fund, and consummation of the Acquisition of the Stein Roe Fund is subject to the approval of the shareholders of the Stein Roe Fund. Note that the closing of the Acquisition of the Tax-Exempt Bond Fund and the closing of each Other Acquisition are conditioned on the closing of the Acquisition of the Intermediate Tax-Exempt Bond Fund. Accordingly, in the event that the shareholders of one or more of the Tax-Exempt Bond Fund, Galaxy II Municipal Fund and Stein Roe Fund approve their Acquisition(s) but shareholders of the Intermediate Tax-Exempt Bond Fund do not approve its Acquisition, the approved Acquisition(s) will not take place.



2.  WHY ARE THE ACQUISITIONS BEING PROPOSED?



Fleet Investment Advisors Inc. ("FIA"), the investment adviser to each Galaxy Fund and the Liberty Fund, and several other investment advisory firms (the "Columbia Affiliates") are part of a larger organization known as Columbia Management Group, Inc. ("Columbia"). FIA and the Columbia Affiliates manage mutual fund portfolios that are offered by three separate fund families -- the Galaxy Funds, Liberty Funds and Columbia Funds (collectively, the "Columbia Group Funds"). Columbia has proposed a number of fund acquisitions and liquidations involving the Columbia Group Funds in addition to the Acquisitions described in this Prospectus/Proxy. The overall purposes of these fund acquisitions and liquidations include consolidating and rationalizing the product offerings of the Columbia Group Funds, creating larger, more efficient funds, and permitting Columbia to concentrate its portfolio management and distribution resources on a more focused group of portfolios.


The Trustees of Galaxy recommend approval of each Acquisition because it offers shareholders of each Galaxy Fund the opportunity to invest in a larger fund (allowing the potential for more efficient operation by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base). In reviewing the Acquisitions, the Trustees also considered the following matters:


     - based on estimated expense ratios as of March 31, 2002, shareholders of each class of shares of the Tax-Exempt Bond Fund are expected to experience lower net expenses (expenses after reduction by the voluntary fee waiver described in footnote 13 to the Annual Fund Operating Expenses table below);



     - based on estimated expense ratios as of March 31, 2002, shareholders of each class of shares of the Intermediate Tax-Exempt Bond Fund are expected to experience the same or lower expenses; and

     - the Acquisition is expected to be tax-free for shareholders of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund who choose to remain shareholders of the Liberty Fund, while liquidation would be a realization event for tax purposes.


Please review "Reasons for the Acquisition" in the "Information About the Acquisition" section under "Proposal" in this Prospectus/Proxy for more information regarding the factors considered by the Galaxy Trustees.


3. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE GALAXY FUNDS AND LIBERTY FUND COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITIONS?



The following tables allow you to compare the sales charges and management fees and expenses of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund with those that Columbia expects to be applicable to the combined fund in the first year following the Acquisitions. As part of the Acquisitions, Retail A shareholders of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund will receive Class T shares of the Liberty Fund; Retail B shareholders of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund will receive Class G shares of the Liberty Fund; and Trust shareholders of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund will receive Class Z shares of the Liberty Fund. Class T shares and Class G shares of the Liberty Fund will continue to be available for purchase after consummation of the Acquisitions by former Retail A and Retail B shareholders of the Galaxy Funds, but will not be offered to new investors. Sales charges, if applicable, are paid directly by shareholders to each Fund's distributor. Annual Fund Operating Expenses are paid by each Fund. They include management fees, 12b-1 fees (if applicable) and administrative costs, including pricing and custody services. The Annual Fund Operating Expenses shown in the table below represent expenses for each of the Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund, Galaxy II Municipal Fund and Stein Roe Fund for its last fiscal year (ended October 31, 2001 for the Galaxy Funds, March 31, 2002 for the Galaxy II Municipal Fund, and June 30, 2002 for the Stein Roe Fund), and those expected to be incurred by the combined fund on a pro forma basis (after giving effect to all of the Acquisitions) and based on pro forma combined net assets as of March 31, 2002. In addition, following the presentation of that detailed information, Annual Fund Operating Expenses and Example Expenses are presented on a pro forma combined basis for each possible scenario in which the Liberty Fund acquires some but not all of the Acquired Funds.



Shareholders of the Galaxy Funds will not pay additional sales charges as a result of the Acquisitions, although any contingent deferred sales charge ("CDSC") applicable to share purchases made prior to the Acquisitions will be continued.



Based on estimated expenses as of March 31, 2002, the Liberty Fund's pro forma combined total Annual Fund Operating Expenses may be higher than the expenses incurred by the Tax-Exempt Bond Fund or Intermediate Tax-Exempt Bond Fund for their fiscal year ended October 31, 2001. However, net expenses of each class of shares of the Liberty Fund are expected to be equal to or lower than the net expenses of the corresponding classes of shares of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund (after giving effect to the voluntary management fee waiver described in footnote 13 to the Annual Fund Operating Expenses table). FIA has undertaken to maintain this management fee waiver through the first anniversary of the consummation of the Acquisitions, after which this arrangement may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of the Tax-Exempt Bond Fund or Intermediate Tax-Exempt Bond Fund as of March 31, 2002.

SHAREHOLDER FEES

(paid directly from your investment)


                                                                                             GALAXY II
                                                                   INTERMEDIATE              MUNICIPAL
                             TAX-EXEMPT BOND FUND(1)          TAX-EXEMPT BOND FUND(1)         FUND(1)
                             -----------------------          -----------------------        ---------
                          RETAIL A    RETAIL B    TRUST    RETAIL A    RETAIL B    TRUST       SHARES
Maximum sales charge
(load) on purchases (%)
(as a percentage of the
offering price)             4.75(2)     None      None       4.75(2)     None      None         None
--------------------------------------------------------------------------------------------------------
Maximum deferred sales
charge (load) on
redemptions (%) (as a
percentage of the lesser
of purchase price or
redemption price)           1.00(3)     5.00(4)   None       1.00(3)     5.00(4)   None         None
--------------------------------------------------------------------------------------------------------
Redemption fee (%) (as a
percentage of amount
redeemed, if applicable)     (7)         (7)       (7)        (7)         (7)       (7)          (7)



                                                                                LIBERTY FUND
                                                 STEIN ROE FUND(5)         (PRO FORMA COMBINED)(1)
                                                 -----------------         -----------------------
                                                      CLASS S           CLASS T    CLASS G    CLASS Z
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                 None             4.75(2)    None       None
-----------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser
of purchase price or redemption price)                  None             1.00(3)    5.00(4)    None
-----------------------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                            (6)                  (7)        (7)        (7)


---------------

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(2) Reduced sales charges may be available.



(3) This charge applies to investments in Galaxy Fund Retail A Shares of $1 million or more that are redeemed within one year after purchase. This change also applies to investments in Class T shares of the Liberty Fund aggregating $1 million to $25 million at the time of purchase that are sold within 18 months of purchase.



(4) This amount represents the maximum charge payable if you sell your shares in the first year after purchase. The actual deferred sales charge you pay depends on when you acquired your shares and when you redeem your shares.


(5) Fees may be charged to accounts that fall below the required minimum balance.

(6) There is a $7 charge for wiring sale proceeds to your bank.

(7) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES

(deducted directly from Fund assets)


                                                                                                   GALAXY II
                                                                                                   MUNICIPAL
                                                                                                      FUND
                                                                                                  (FISCAL YEAR
                             TAX-EXEMPT BOND FUND                     INTERMEDIATE                   ENDED
                              (FISCAL YEAR ENDED                  TAX-EXEMPT BOND FUND             MARCH 31,
                              OCTOBER 31, 2001)           (FISCAL YEAR ENDED OCTOBER 31, 2001)       2002)
                              ------------------          ------------------------------------    ------------
                        RETAIL A     RETAIL B    TRUST     RETAIL A      RETAIL B       TRUST        SHARES
Management fee (%)        0.75(8)      0.75(8)   0.75(8)     0.75(10)      0.75(10)      0.75(10)     0.25
--------------------------------------------------------------------------------------------------------------
Distribution and
service (12b-1) fees
(%)                       None         0.80(9)   None        None          0.80(9),(10)  None         None
--------------------------------------------------------------------------------------------------------------
Other expenses (%)        0.38(11)     0.21      0.16        0.34(11)      1.38(10)      0.14         0.35
--------------------------------------------------------------------------------------------------------------
Total annual fund
operating expenses
(%)                       1.13(8)      1.76(8)   0.91(8)     1.09(10)      2.93(10)      0.89(10)     0.60



                                                   STEIN ROE FUND
                                                 (FISCAL YEAR ENDED             LIBERTY FUND
                                                   JUNE 30, 2002)           (PRO FORMA COMBINED)
                                                 ------------------         --------------------
                                                       CLASS S          CLASS T    CLASS G    CLASS Z
Management fee (%)                                      0.58(12)         0.75(13)   0.75(13)   0.75(13)
-----------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) fees (%)               None             None       0.80(9)    None
-----------------------------------------------------------------------------------------------------
Other expenses (%)                                      0.28             0.33(11)   0.17       0.13
-----------------------------------------------------------------------------------------------------
Total annual fund Operating expenses (%)                0.86(12)         1.08(13)   1.72(13)   0.88(13)


---------------

 (8) FIA is waiving a portion of the management fees for the Tax-Exempt Bond Fund so that such fees are expected to be 0.55%. Total annual fund operating expenses after this waiver are expected to be 0.93% for Retail A Shares, 1.56% for Retail B Shares and 0.71% for Trust Shares of the Tax-Exempt Bond Fund. This fee waiver is voluntary and may be revised or discontinued at any time.



 (9) Each Galaxy Fund and the Liberty Fund may pay Distribution and service (12b-1) fees of up to a maximum of 1.15% of such Fund's average daily net assets attributable to Retail B Shares and Class G shares, respectively (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year.



(10) FIA is waiving a portion of the management fees for the Intermediate Tax-Exempt Bond Fund so that such fees are expected to be 0.55%. Affiliates of FIA are waiving a portion of the distribution and service (12b-1) fees for Retail B Shares of the Intermediate Tax-Exempt Bond Fund so that such fees are expected to be 0.65%. The Intermediate Tax-Exempt Bond Fund's transfer agent is waiving a portion of its fees so that other expenses for Retail B Shares are expected to be 0.46%. Total annual fund operating expenses after these waivers are expected to be 0.89% for Retail A Shares, 1.66% for Retail B Shares and 0.69% for Trust Shares of the Intermediate Tax-Exempt Bond Fund. These fee waivers are voluntary and may be revised or discontinued at any time.



(11) Each Galaxy Fund and the Liberty Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's average daily net assets attributable to Retail A Shares and Class T shares, respectively (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.



(12) The Stein Roe Fund pays a management fee of 0.44% and an administration fee of 0.14%. The Stein Roe Fund's adviser has voluntarily agreed to reimburse the Stein Roe Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service (12b-1) fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70%. As a result, the actual management fee would be 0.42% and total annual fund operating expenses for Class S shares would be 0.70%. This arrangement may be modified or terminated by the Stein Roe Fund's adviser at any time.



(13) FIA intends to waive a portion of the management fees for the Liberty Fund so that such fees are expected to be 0.54%. Total annual fund operating expenses after this fee waiver are expected to be 0.87%, 1.51% and 0.67% for Class T shares, Class G shares and Class Z shares, respectively. FIA has undertaken to maintain this fee waiver through the first anniversary of the consummation of the Acquisitions, after which this arrangement may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of an Acquired Fund as of March 31, 2002.

Whether one or more Acquisitions occur will affect the total Annual Fund Operating Expenses of the Liberty Fund on a pro forma combined basis after the Acquisition(s). The tables below present the pro forma combined total Annual Fund Operating Expenses assuming in each case that the Liberty Fund acquires some but not all of the Acquired Funds.


If only the Acquisition of the Intermediate Tax-Exempt Bond Fund were to occur, the Total Annual Fund Operating Expenses of the Liberty Fund on a pro forma combined basis would be as follows:



                                                                      LIBERTY FUND
                                                                  (PRO FORMA COMBINED)
                                                                  --------------------
                                                              CLASS T    CLASS G    CLASS Z
Management fee (%)(15)                                         0.75       0.75       0.75
-------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                      None       0.80(9)    None
-------------------------------------------------------------------------------------------
Other expenses (%)                                             0.32(11)   0.68(15)   0.15
-------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)(15)                   1.07       2.23       0.90


---------------

(15) FIA intends to waive a portion of the management fees for the Liberty Fund so that such fees are expected to be 0.55%. FIA and/or its affiliates intend to reimburse 0.30% of the transfer agency fees for Class G shares. Other expenses after this reimbursement are expected to be 0.38% for Class G shares. Total annual fund operating expenses after these fee waivers and reimbursements are expected to be 0.87%, 1.73% and 0.70% for Class T shares, Class G shares and Class Z shares, respectively. FIA has undertaken to maintain these fee waivers through the first anniversary of the consummation of the Acquisition, after which these arrangements may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of the Intermediate Tax-Exempt Bond Fund as of March 31, 2002.


If only the Acquisition of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund were to occur, the Total Annual Fund Operating Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                                       LIBERTY FUND
                                                                   (PRO FORMA COMBINED)
                                                                   --------------------
                                                              CLASS T     CLASS G    CLASS Z
Management fee (%)(16)                                         0.75        0.75       0.75
--------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                      None        0.80(9)    None
--------------------------------------------------------------------------------------------
Other expenses (%)                                             0.35(11),(16)  0.19    0.13
--------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)(16)                   1.10        1.74       0.88


---------------

(16) FIA intends to waive a portion of the management fees for the Liberty Fund so that such fees are expected to be 0.55%. FIA and/or its affiliates intend to reimburse 0.03% of the transfer agency fees for Class T shares. Other expenses after this reimbursement are expected to be 0.32% for Class T shares. Total annual fund operating expenses after these fee waivers and reimbursements are expected to be 0.87%, 1.54% and 0.68% for Class T shares, Class G Shares and Class Z shares, respectively. FIA and/or its affiliates have undertaken to maintain these fee waivers and reimbursements through the first anniversary of the consummation of the Acquisitions, after which these arrangements may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of an Acquired Fund as of March 31, 2002.

If only the Acquisition of the Intermediate Tax-Exempt Bond Fund and Galaxy II Municipal Fund were to occur, the Total Annual Fund Operating Expenses of the Liberty Fund on a pro forma combined basis would be as follows:



                                                                       LIBERTY FUND
                                                                   (PRO FORMA COMBINED)
                                                                   --------------------
                                                              CLASS T     CLASS G     CLASS Z
Management fee (%)(17)                                         0.75        0.75        0.75
---------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                      None        0.80(9)     None
---------------------------------------------------------------------------------------------
Other expenses (%)                                             0.34(11),(17)  0.67(19)  0.15
---------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)(17)                   1.09        2.22        0.90


---------------

(17) FIA intends to waive a portion of the management fees for the Liberty Fund so that such fees are expected to be 0.55%. FIA and/or its affiliates intend to reimburse 0.02% and 0.29% of the transfer agency fees for Class T shares and Class G shares, respectively. Other expenses after this reimbursement are expected to be 0.32% for Class T shares and 0.38% for Class G shares. Total annual fund operating expenses after these fee waivers and reimbursements are expected to be 0.87%, 1.73% and 0.70% for Class T shares, Class G shares and Class Z shares, respectively. FIA and/or its affiliates have undertaken to maintain these fee waivers and reimbursements through the first anniversary of the consummation of the Acquisitions, after which these arrangements may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of an Acquired Fund as of March 31, 2002.


If only the Acquisition of the Intermediate Tax-Exempt Bond Fund and Stein Roe Fund were to occur, the Total Annual Fund Operating Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                                       LIBERTY FUND
                                                                   (PRO FORMA COMBINED)
                                                                   --------------------
                                                              CLASS T     CLASS G     CLASS Z
Management fee (%)(18)                                         0.75        0.75        0.75
---------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                      None(20)    0.80(9)     None
---------------------------------------------------------------------------------------------
Other expenses (%)                                             0.33(11)(18)  0.67(18)  0.13
---------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)(18)                   1.08        2.22        0.88


---------------

(18) FIA intends to waive a portion of the management fees for the Liberty Fund so that such fees are expected to be 0.55%. FIA and/or its affiliates intend to reimburse 0.01% and 0.29% of the transfer agency fees for Class T shares and Class G shares, respectively. Other expenses after this reimbursement are expected to be 0.32% and 0.38% for Class T shares and Class G shares, respectively. Total annual fund operating expenses after these fee waivers and reimbursements are expected to be 0.87%, 1.73% and 0.68% for Class T shares, Class G shares and Class Z shares, respectively. FIA and/or its affiliates have undertaken to maintain these fee waivers and reimbursements through the first anniversary of the consummation of the Acquisitions, after which these arrangements may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of an Acquired Fund as of March 31, 2002.

If only the Acquisition of the Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and Galaxy II Municipal Fund were to occur, the Total Annual Fund Operating Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                                       LIBERTY FUND
                                                                   (PRO FORMA COMBINED)
                                                                   --------------------
                                                              CLASS T      CLASS G    CLASS Z
Management fee (%)(19)                                         0.75         0.75       0.75
---------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                      None         0.80(9)    None
---------------------------------------------------------------------------------------------
Other expenses (%)                                             0.33(11)(19)  0.17      0.13
---------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)(19)                   1.08         1.72       0.88


---------------

(19) FIA intends to waive a portion of the management fees for the Liberty Fund so that such fees are expected to be 0.55%. FIA and/or its affiliates intend to reimburse 0.01% of the transfer agency fees for Class T shares. Other expenses after this reimbursement are expected to be 0.32% for Class T shares. Total annual fund operating expenses after these fee waivers and reimbursements are expected to be 0.87%, 1.52% and 0.68% for Class T shares, Class G shares and Class Z shares, respectively. FIA has undertaken to maintain these fee waivers and reimbursements through the first anniversary of the consummation of the Acquisitions, after which these arrangements may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of an Acquired Fund as of March 31, 2002.


If only the Acquisition of the Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and Stein Roe Fund were to occur, the Total Annual Fund Operating Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                                      LIBERTY FUND
                                                                  (PRO FORMA COMBINED)
                                                                  --------------------
                                                              CLASS T    CLASS G    CLASS Z
Management fee (%)(20)                                         0.75       0.75       0.75
-------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                      None       0.80(9)    None
-------------------------------------------------------------------------------------------
Other expenses (%)                                             0.33(11)   0.17       0.12
-------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)(20)                   1.08       1.72       0.87


---------------

(20) FIA intends to waive a portion of the management fees for the Liberty Fund so that such fees are expected to be 0.54%. Total annual fund operating expenses after this fee waiver are expected to be 0.87%, 1.51% and 0.66% for Class T shares, Class G shares and Class Z shares, respectively. FIA has undertaken to maintain this fee waiver through the first anniversary of the consummation of the Acquisitions, after which this arrangement may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of an Acquired Fund as of March 31, 2002.

If only the Acquisition of the Intermediate Tax-Exempt Bond Fund, Galaxy II Municipal Fund and Stein Roe Fund were to occur, the Total Annual Fund Operating Expenses of the Liberty Fund on a pro forma combined basis would be as follows:



                                                                       LIBERTY FUND
                                                                   (PRO FORMA COMBINED)
                                                                   --------------------
                                                              CLASS T      CLASS G    CLASS Z
Management fee (%)(21)                                         0.75         0.75       0.75
---------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                      None         0.80(9)    None
---------------------------------------------------------------------------------------------
Other expenses (%)                                             0.33(11)(21)  0.67(21)  0.15
---------------------------------------------------------------------------------------------
Total annual fund operating expenses(%)(21)                    1.08         2.22       0.90


---------------

(21) FIA intends to waive a portion of the management fees for the Liberty Fund so that such fees are expected to be 0.55%. FIA and/or its affiliates intend to reimburse 0.01% and 0.29% of the transfer agency fees for Class T shares and Class G shares, respectively. Other expenses after this reimbursement are expected to be 0.32% and 0.38% for Class T shares and Class G shares, respectively. Total annual fund operating expenses after these fee waivers and reimbursements are expected to be 0.87%, 1.73% and 0.70% for Class T shares, Class G shares and Class Z shares, respectively. FIA and/or its affiliates have undertaken to maintain these fee waivers and reimbursements through the first anniversary of the consummation of the Acquisitions, after which these arrangements may be modified or terminated at any time, which may cause the expenses of a class of shares of the Liberty Fund to be higher than the estimated expenses of the corresponding class of shares of an Acquired Fund as of March 31, 2002.



EXAMPLE EXPENSES



Example Expenses help you compare the cost of investing in the Galaxy Funds currently with the cost of investing in the Liberty Fund on a pro forma combined basis and also allow you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The following hypothetical conditions were used in performing the calculations:


     - $10,000 initial investment

     - 5% total return for each year

     - Each Fund's operating expenses remain the same

     - Reinvestment of all dividends and distributions


                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
TAX-EXEMPT BOND FUND
Retail A                                                   $585      $817      $1,068      $1,784
--------------------------------------------------------------------------------------------------
Retail B(1)
 did not sell your shares                                   179       554         954       1,755
  sold all your shares at end of period                     679       854       1,154       1,755
--------------------------------------------------------------------------------------------------
Retail B(2)
 did not sell your shares                                   179       554         954       1,907
  sold all your shares at end of period                     679       954       1,254       1,907
--------------------------------------------------------------------------------------------------
Trust Shares                                                 93       290         504       1,120
--------------------------------------------------------------------------------------------------

INTERMEDIATE TAX-EXEMPT BOND FUND
Retail A                                                   $581      $805      $1,047      $1,741
--------------------------------------------------------------------------------------------------
Retail B(2)
 did not sell your shares                                   296       907       1,543       2,814
  sold all your shares at end of period                     796     1,307       1,843       2,814
--------------------------------------------------------------------------------------------------
Trust Shares                                                 91       284         493       1,096
--------------------------------------------------------------------------------------------------

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
GALAXY II MUNICIPAL FUND
Shares                                                     $ 61      $192      $  335      $  750
--------------------------------------------------------------------------------------------------

STEIN ROE FUND
Class S Shares                                               88       274         477       1,061
--------------------------------------------------------------------------------------------------

LIBERTY FUND (PRO FORMA COMBINED)
Class T                                                    $580      $802      $1,042      $1,730
--------------------------------------------------------------------------------------------------
Class G(3)
 did not sell your shares                                   175       542         933       1,706
  sold all your shares at end of period                     675       842       1,133       1,706
--------------------------------------------------------------------------------------------------
Class G(4)
 did not sell your shares                                   175       542         933       1,861
  sold all your shares at end of period                     675       942       1,233       1,861
--------------------------------------------------------------------------------------------------
Class Z                                                      90       281         488       1,084


The pro forma combined Example Expenses detailed above assume that all of the Acquisitions occur. The tables below present the pro forma combined Example Expenses assuming in each case that the Acquisition of at least one Galaxy Fund occurs, but that the Acquisitions of less than all of the other Acquired Funds occur.


If only the Acquisition of the Intermediate Tax-Exempt Bond Fund were to occur, the Example Expenses of the Liberty Fund on a pro forma combined basis would be as follows:



                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
LIBERTY FUND (PRO FORMA COMBINED)
Class T                                                    $500      $802      $1,042      $1,730
--------------------------------------------------------------------------------------------------
Class G(4)
 did not sell your shares                                   175       542         933       1,706
  sold all your shares at end of period                     675       842       1,133       1,706
--------------------------------------------------------------------------------------------------
Class Z                                                      90       281         488       1,084


If only the Acquisition of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund were to occur, the Example Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
LIBERTY FUND (PRO FORMA COMBINED)
Class T                                                    $582      $808      $1,052      $1,752
--------------------------------------------------------------------------------------------------
Class G(3)
  did not sell your shares                                  177       548         944       1,728
  sold all your shares at end of period                     677       848       1,144       1,728
--------------------------------------------------------------------------------------------------
Class G(4)
  did not sell your shares                                  177       548         944       1,883
  sold all your shares at end of period                     677       948       1,244       1,883
--------------------------------------------------------------------------------------------------
Class Z                                                      90       281         488       1,084

If only the Acquisition of the Intermediate Tax-Exempt Bond Fund and Galaxy II Municipal Fund were to occur, the Example Expenses of the Liberty Fund on a pro forma combined basis would be as follows:



                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
LIBERTY FUND (PRO FORMA COMBINED)
Class T                                                    $581      $805      $1,047      $1,741
--------------------------------------------------------------------------------------------------
Class G(4)
  did not sell your shares                                  225       355         734       1,713
  sold all your shares at end of period                     725       755       1,134       1,713
--------------------------------------------------------------------------------------------------
Class Z                                                      92       287         498       1,108


If only the Acquisition of the Intermediate Tax-Exempt Bond Fund and Stein Roe Fund were to occur, the Example Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
LIBERTY FUND (PRO FORMA COMBINED)
Class T                                                    $580     $  802     $1,042      $1,730
--------------------------------------------------------------------------------------------------
Class G(4)
  did not sell your shares                                  225        694      1,190       2,266
  sold all your shares at end of period                     725      1,094      1,490       2,266
--------------------------------------------------------------------------------------------------
Class Z                                                      90        281        488       1,084


If only the Acquisition of the Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and Galaxy II Municipal Fund were to occur, the Example Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
LIBERTY FUND (PRO FORMA COMBINED)
Class T                                                    $580      $802      $1,042      $1,730
--------------------------------------------------------------------------------------------------
Class G(3)
  did not sell your shares                                  175       542         933       1,706
  sold all your shares at end of period                     675       842       1,133       1,706
--------------------------------------------------------------------------------------------------
Class G(4)
  did not sell your shares                                  175       542         933       1,861
  sold all your shares at end of period                     675       942       1,233       1,861
--------------------------------------------------------------------------------------------------
Class Z                                                      90       281         488       1,084


If only the Acquisition of the Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and Stein Roe Fund were to occur, the Example Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
LIBERTY FUND (PRO FORMA COMBINED)
Class T                                                    $580      $802      $1,042      $1,730
--------------------------------------------------------------------------------------------------
Class G(3)
  did not sell your shares                                  175       542         933       1,706
  sold all your shares at end of period                     675       842       1,133       1,706
--------------------------------------------------------------------------------------------------
Class G(4)
  did not sell your shares                                  175       542         933       1,861
  sold all your shares at end of period                     675       942       1,233       1,861
--------------------------------------------------------------------------------------------------
Class Z                                                      89       278         482       1,073

If only the Acquisition of the Intermediate Tax-Exempt Bond Fund, Galaxy II Municipal Fund and Stein Roe Fund were to occur, the Example Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
LIBERTY FUND (PRO FORMA COMBINED)
Class T                                                    $580     $  802     $1,042      $1,730
--------------------------------------------------------------------------------------------------
Class G(4)
  did not sell your shares                                  225        694      1,190       2,266
  sold all your shares at end of period                     725      1,094      1,490       2,266
--------------------------------------------------------------------------------------------------
Class Z                                                      92        287        498       1,108


---------------


(1) For Retail B Shares of the Tax-Exempt Bond Fund that were purchased before January 1, 2001. Assumes such Retail B Shares automatically convert to Retail A Shares six years after purchase.



(2) For Retail B Shares of the Tax-Exempt Bond Fund that were purchased on or after January 1, 2001 and for all Retail B Shares of the Intermediate Tax-Exempt Bond Fund. Assumes such Retail B Shares automatically convert to Retail A Shares eight years after purchase.



(3) For Class G shares of the Liberty Fund that were acquired in the Acquisitions in exchange for Retail B Shares of the Tax-Exempt Bond Fund purchased before January 1, 2001. Assumes such Class G shares automatically convert to Class T shares six years after purchase.



(4) For Class G shares of the Liberty Fund that were acquired in the Acquisitions in exchange for Retail B Shares of the Tax-Exempt Bond Fund purchased on or after January 1, 2001 or for Retail B Shares of the Intermediate Tax-Exempt Bond Fund, as applicable. Assumes such Class G shares automatically convert to Class T shares eight years after purchase.


The projected post-Acquisition pro forma Annual Fund Operating Expenses and Example Expenses presented above are based upon numerous material assumptions, including that (1) the current contractual agreements will remain in place and
(2) certain fixed costs involved in operating the Acquired Funds are eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which are beyond the control of the Liberty Fund or Columbia.


4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE TAX-EXEMPT BOND FUND, INTERMEDIATE TAX-EXEMPT BOND FUND AND LIBERTY FUND COMPARE?



The Intermediate Tax-Exempt Bond Fund and the Liberty Fund have the same investment goals, strategies and policies. The Tax-Exempt Bond Fund and Liberty Fund have substantially similar investment goals, strategies and policies. This table compares the investment goals and principal investment strategies of the Tax-Exempt Bond Fund to those of the Intermediate Tax-Exempt Bond Fund and Liberty Fund.



                                                                 INTERMEDIATE TAX-EXEMPT BOND FUND AND
               TAX-EXEMPT BOND FUND                                          LIBERTY FUND
INVESTMENT GOAL -- The Fund seeks to provide              INVESTMENT GOAL -- Each Fund seeks to provide
shareholders with as high a level of current              investors with current income, exempt from fed-
interest income free of federal income tax as is          eral income tax, consistent with preservation of
consistent with preservation of capital                   capital.
PRINCIPAL INVESTMENT STRATEGIES -- The Fund seeks         PRINCIPAL INVESTMENT STRATEGIES -- Each Fund seeks
to achieve its goal as follows:                           to achieve its goal as follows:
- The Fund normally invests at least 80% of its net       - The Fund normally invests at least 80% of its net
  assets (plus any borrowings for investment pur-           assets plus any borrowings for investment pur-
  poses) in municipal securities that pay interest          poses in municipal securities that pay interest
  which is exempt from federal income tax (in-              which is exempt from federal income tax (in-
  cluding the federal alternative minimum tax               cluding the AMT) or in mutual funds that invest
  ("AMT")).                                                 in municipal securities.

                                                                 INTERMEDIATE TAX-EXEMPT BOND FUND AND
               TAX-EXEMPT BOND FUND                                          LIBERTY FUND
- Under normal circumstances, the Fund will in-
  vest no more than 20% of its total assets in            - The Fund may also invest up to 20% of its net
  taxable obligations, such as U.S. Government              assets in taxable obligations, such as U.S. Gov-
  obligations, money market instruments and re-             ernment obligations, corporate bonds, money
  purchase agreements.                                      market instruments, including commercial paper
                                                            and bank obligations, and repurchase agree-
- Municipal securities purchased by the Fund may            ments.
  include general obligation securities, revenue
  securities and private activity bonds. The              - Municipal securities purchased by the Fund may
  interest on private activity bonds may be subject         include general obligation securities, revenue
  to the AMT. Investments in private activity bonds         securities and private activity bonds. (The
  will not be treated as investments in municipal           interest on private activity bonds may be subject
  securities for purposes of the 80% requirement            to the AMT. Investments in private activity bonds
  stated above.                                             will not be treated as investments in municipal
                                                            securities for purposes of the 80% requirement
- Nearly all of the Fund's investments will be of           stated above.)
  investment grade quality, i.e. securities with
  one of the top four ratings assigned by Standard        - Nearly all of the Fund's investments will be of
  & Poor's Ratings Group ("S&P") or Moody's In-             investment grade quality, i.e. securities with
  vestors Service, Inc. ("Moody's"), or unrated             one of the top four ratings assigned by S&P or
  securities determined by the Fund's adviser to be         Moody's, or unrated securities determined by the
  of comparable quality. Under normal market                Fund's adviser to be of comparable quality. The
  conditions, the Fund will invest at least 65% of          Fund's adviser expects, however, that most of the
  its total assets in securities that have one of           securities purchased by the Fund will have one of
  the top three ratings assigned by S&P or Moody's,         the top three ratings assigned by S&P or Moody's,
  or unrated securities determined by the Fund's            or will be unrated securities determined by the
  adviser to be of comparable quality.                      adviser to be of comparable quality. Occa-
  Occasionally, the rating of a security held by            sionally, the rating of a security held by the
  the Fund may be downgraded to below investment            Fund may be downgraded to below investment grade.
  grade. If that happens, the Fund doesn't have to          If that happens, the Fund doesn't have to sell
  sell the security, unless the Fund's investment           the security, unless the adviser determines that
  adviser determines that under the circumstances           under the circumstances the security is no longer
  the security is no longer an appropriate                  an appropriate investment for the Fund. However,
  investment for the Fund. However, the Fund will           the Fund will sell promptly any securities that
  sell promptly any securities that are not rated           are not rated investment grade by either S&P or
  investment grade by either S&P or Moody's if the          Moody's if the securities exceed 5% of the Fund's
  securities exceed 5% of the Fund's net assets.            net assets.
- The Fund's average weighted maturity will vary          - The Fund is permitted to invest in municipal
  from time to time depending on current economic           securities with any maturity. However, under
  and market conditions and the adviser's                   normal circumstances, the Fund's average weighted
  assessment of probable changes in interest rates.         maturity will be between 5 and 10 years.
- The Fund will sell a portfolio security when, as        - The Fund may, from time to time, invest as a
  a result of changes in the economy or the                 hedging strategy in a limited amount of futures
  performance of the security or other                      contracts or options on futures contracts. The
  circumstances, the Fund's adviser believes that           Fund may only use futures contracts and options
  holding the security is no longer consistent with         on futures contracts, commonly referred to as
  the Fund's investment objective.                          derivatives, in an effort to offset unfavorable

                                                                 INTERMEDIATE TAX-EXEMPT BOND FUND AND
               TAX-EXEMPT BOND FUND                                          LIBERTY FUND
                                                            changes in the value of securities held by the
                                                            Fund for investment purposes.

                                                          - The Fund will sell a portfolio security when, as
                                                            a result of changes in the economy or the perform-
                                                            ance of the security or other circumstances, the
                                                            Fund's adviser believes that holding the security
                                                            is no longer consistent with the Fund's invest-
                                                            ment objective.



Shareholders of the Tax-Exempt Bond Fund should note that, although the investment goals and strategies of the Liberty Fund are generally similar to those of the Tax-Exempt Bond Fund, there may be some differences in the investment approach of the combined fund. In particular, the Liberty Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes. The Tax-Exempt Bond Fund may purchase and sell municipal bond index futures contracts as a hedge against changes in market conditions, but currently does not invest in such instruments. In addition, the Liberty Fund's average weighted maturity under normal circumstances will be between five and ten years, whereas the Tax-Exempt Bond Fund's average weighted maturity will vary from time to time depending on current market and economic conditions and the adviser's assessment of probable changes in interest rates.


For more information concerning investment policies and restrictions, see each Fund's Statement of Additional Information.


5. WHAT CLASS OF LIBERTY FUND SHARES WILL I RECEIVE IF THE ACQUISITION RELATING TO MY GALAXY FUND OCCURS?



If you own Retail A Shares of the Tax-Exempt Bond Fund or Intermediate Tax-Exempt Bond Fund, you will receive Class T shares of the Liberty Fund. The initial sales charge will not apply to Class T shares you receive in connection with the Acquisitions. Class T shares will continue to be available for purchase after consummation of the Acquisitions by former Retail A shareholders of the Galaxy Funds. Class T shares will not be sold to new investors. An initial sales charge will apply to any purchases of Class T shares of the Liberty Fund you make after consummation of the Acquisitions. If you purchased $1 million or more of Retail A Shares of a Galaxy Fund within one year of the consummation of the Acquisitions and did not pay a front-end sales charge, the Class T shares you acquire in the Acquisitions will be subject to a 1% CDSC if you sell the shares within one year after you purchased your Galaxy Fund Retail A Shares.



If you own Retail B Shares of the Tax-Exempt Bond Fund or Intermediate Tax-Exempt Bond Fund, you will receive Class G shares of the Liberty Fund. The CDSC applicable to your Galaxy Fund Retail B Shares will apply to your redemption of Class G shares you receive in the Acquisitions. Class G shares will continue to be available for purchase after consummation of the Acquisitions by former Retail B shareholders of the Acquired Funds. Class G shares will not be sold to new investors. Class G shares will not be sold to new investors.


If you own Trust Shares of the Tax-Exempt Bond Fund or Intermediate Tax-Exempt Bond Fund, you will receive Class Z shares of the Liberty Fund.


For more information on the characteristics of the Liberty Fund shares you will receive in comparison to the Galaxy Fund shares you currently own, please see the section "Information About the Acquisitions of the Galaxy Funds -- Shares You Will Receive" in the "Proposal" section of this Prospectus/Proxy and Appendix D.

6. WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITIONS OF THE GALAXY FUNDS?


The Acquisitions of the Galaxy Funds are expected to be tax-free to you for federal income tax purposes. This means that neither you nor your Galaxy Fund is expected to recognize a gain or loss as a result of the Acquisition of such Galaxy Fund.

Immediately prior to the Acquisitions, each Galaxy Fund will declare and pay a distribution of all net investment company taxable income, if any, and realized capital gains (after reduction by any available capital loss carryforwards), if any, to its shareholders.

The cost basis and holding period of your Galaxy Fund shares are expected to carry over to your new shares in the Liberty Fund.

                                    PROPOSAL
               ACQUISITION OF THE GALAXY TAX-EXEMPT BOND FUND AND
                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

                BY THE LIBERTY INTERMEDIATE TAX EXEMPT BOND FUND



THE PROPOSAL



     Shareholders of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund are being asked to approve the Agreement and Plan of Reorganization dated June 19, 2002, among Galaxy on behalf of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund, Liberty V on behalf of the Liberty Fund, and Columbia. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of your Galaxy Fund by the Liberty Fund under the Agreement and Plan of Reorganization.



PRINCIPAL INVESTMENT RISKS



     All of the principal risks applicable to the Funds are described in the table below. As previously noted, the Intermediate Tax-Exempt Bond Fund has the same investment goal, policies and strategies as the Liberty Fund. Accordingly, an investment in the Intermediate Tax-Exempt Bond Fund involves risks that are the same as those to which an investment in the Liberty Fund is subject. As a result, the Acquisition of the Intermediate Tax-Exempt Bond Fund will not expose the shareholders of the Intermediate Tax-Exempt Bond Fund to any additional principal risks. However, the Acquisition of the Tax-Exempt Bond Fund will expose the shareholders of the Tax-Exempt Bond Fund to the following additional principal risk (capitalized term is described in the table that follows this discussion): Hedging Risk.



PRINCIPAL RISK                                                  FUNDS SUBJECT TO RISK
-------------------------------------------------------------------------------------
INTEREST RATE RISK -- The prices of debt securities,            Tax-Exempt Bond Fund
including municipal securities, tend to move in the opposite
direction to interest rates. When rates are rising, the         Intermediate Tax-
prices of debt securities tend to fall. When rates are          Exempt Bond Fund
falling, the prices of debt securities tend to rise.
Generally, the longer the time until maturity, the more         Liberty Fund
sensitive the price of a debt security is to interest rate
changes.
-------------------------------------------------------------------------------------

PRINCIPAL RISK                                                  FUNDS SUBJECT TO RISK
-------------------------------------------------------------------------------------
CREDIT RISK -- The value of debt securities, including          Tax-Exempt Bond Fund
municipal securities, also depends on the ability of issuers
to make principal and interest payments. If an issuer can't     Intermediate Tax-
meet its payment obligations or if its credit rating is         Exempt Bond Fund
lowered, the value of its debt securities will fall. The
debt securities which have the lowest of the top four           Liberty Fund
ratings assigned by S&P, Moody's or another nationally
recognized statistical ratings organization have speculative characteristics. Changes in the economy are more likely to
affect the ability of issuers of these securities to make
payments of principal and interest than is the case with
higher-rated securities. The ability of a state or local
government issuer to make payments can be affected by many
factors, including economic conditions, the flow of tax
revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from
limited revenue sources or by private entities.
-------------------------------------------------------------------------------------
PREPAYMENT/EXTENSION RISK -- Changes in interest rates may      Tax-Exempt Bond Fund
cause certain municipal securities held by a Fund to be paid
off much sooner or later than expected, which could             Intermediate Tax-
adversely affect the Fund's value. In the event that a          Exempt Bond Fund
security is paid off sooner than expected because of a
decline in interest rates, a Fund may be unable to recoup       Liberty Fund
all of its initial investment and may also suffer from
having to reinvest in lower-yielding securities. In the
event of a later than expected payment because of a rise in
interest rates, the value of the obligation will decrease
and the Fund may suffer from the inability to invest in
higher-yielding securities.
-------------------------------------------------------------------------------------
HEDGING RISK -- Funds may invest in derivatives, such as        Intermediate Tax-
futures and options on futures, to hedge against market         Exempt Bond Fund
risk. There is no guarantee hedging will always work. It can
also prevent a Fund from making a gain if markets move in       Liberty Fund
the opposite direction to the hedge. These instruments may
be leveraged so that small changes may produce
disproportionate losses to a Fund.
-------------------------------------------------------------------------------------
SELECTION OF INVESTMENTS RISK -- The Funds' investment          Tax-Exempt Bond Fund
adviser evaluates the risks and rewards presented by all
securities purchased by a Fund and how they advance the         Intermediate Tax-
Fund's investment objective. It's possible, however, that       Exempt Bond Fund
these evaluations will prove to be inaccurate.
                                                                Liberty Fund
-------------------------------------------------------------------------------------



INFORMATION ABOUT THE ACQUISITIONS OF THE GALAXY FUNDS


  General


     Although the Galaxy Trustees are proposing that the Liberty Fund acquire each of the Galaxy Funds, the proposed Acquisition of the Tax-Exempt Bond Fund is conditioned upon the approval and consummation of the Acquisition of the Intermediate Tax-Exempt Bond Fund. Accordingly, in the event that the shareholders of the Tax-Exempt Bond Fund approve its Acquisition but the shareholders of the Intermediate Tax-Exempt Bond Fund do not approve its Acquisition, the approved Acquisition will not take place.


     Shareholders who object to the Acquisition of their Galaxy Fund will not be entitled under Massachusetts law or the Declaration of Trust of Galaxy to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Acquisitions of the Galaxy Funds as proposed are not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisitions of the Galaxy Fund are consummated, shareholders will be free to redeem the shares which they receive in the transaction at their current net asset value, less any applicable CDSC. In addition, shares may be redeemed at their current net asset value, less any applicable CDSC, at any time prior to the consummation of the Acquisitions of the Galaxy Funds.

  Shares You Will Receive


     If the Acquisition of your Galaxy Fund occurs and you own Retail A Shares of your Galaxy Fund, you will receive Class T shares of the Liberty Fund. Class T shares will continue to be available for purchase after consummation of the Acquisitions by former Retail A shareholders of the Galaxy Funds. Class T shares will not be sold to new investors. As compared to the Galaxy Fund Retail A Shares you currently own, the Class T shares you receive in exchange for such shares will have the following characteristics:



     - Class T shares you receive in exchange for your Galaxy Fund Retail A Shares will have an aggregate net asset value equal to the aggregate net asset value of your Galaxy Fund Retail A Shares as of the business day before the closing of the Acquisitions.



     - Class T shares are subject to the same initial sales charge as Galaxy Fund Retail A Shares; however, the Class T shares you receive in exchange for your Galaxy Fund Retail A Shares will not be subject to an initial sales charge.



     - If you purchased $1 million or more of Retail A Shares of a Galaxy Fund within one year of the consummation of the Acquisitions, the Class T shares of the Liberty Fund you acquire in the Acquisitions will be subject to a CDSC if you sell the shares within one year after you purchased your Galaxy Fund Retail A Shares. Class T share purchases aggregating $1 million to $25 million made after consummation of the Acquisitions will be subject to a 1% CDSC if they are redeemed within 18 months of purchase.


     - Class T shares are subject to the same shareholder servicing fees as Galaxy Fund Retail A Shares.

     - The procedures for purchasing and redeeming your shares will be the same after the Acquisitions as they are currently.

     - Class T shares acquired in the Acquisitions may be exchanged for Class T shares or Class A shares of any other fund sold by Liberty Funds Distributor, Inc. However, once Class T shares are exchanged for Class A shares, they cannot be exchanged back into Class T shares.

     - You will have voting rights similar to those you currently have, but as a shareholder of the Liberty Fund and Liberty V.


     If the Acquisition of your Galaxy Fund occurs and you own Retail B Shares of your Galaxy Fund, you will receive Class G shares of the Liberty Fund. As compared to the Galaxy Fund Retail B Shares you currently own, the Class G shares you receive in exchange for such shares will have the following characteristics:


     - Class G shares you receive in exchange for your Galaxy Fund Retail B Shares will have an aggregate net asset value equal to the aggregate net asset value of your Galaxy Fund Retail B Shares as of the business day before the closing of the Acquisitions.

     - Class G shares are subject to a CDSC, but for purposes of determining the CDSC applicable to any redemption of Class G shares you acquire in the Acquisitions, the new shares will continue to age from the date you purchased your Galaxy Fund Retail B Shares.

     - Class G shares are subject to the same distribution and service fees as Galaxy Fund Retail B Shares.

     - The procedures for purchasing and redeeming your shares will be the same after the Acquisitions as they are currently.

     - Class G shares acquired in the Acquisitions may be exchanged for Class G shares or Class B shares of any other fund sold by Liberty Funds Distributor, Inc. However, once Class G shares are exchanged for Class B shares, they cannot be exchanged back into Class G shares.

     - You will have voting rights similar to those you currently have, but as a shareholder of the Liberty Fund and Liberty V.

     If the Acquisition of your Galaxy Fund occurs and you own Trust Shares of your Galaxy Fund, you will receive Class Z shares of the Liberty Fund. As compared to the Galaxy Fund Trust Shares you currently own, the Class Z shares you receive in exchange for such shares will have the following characteristics:


     - Class Z shares you receive in exchange for your Galaxy Fund Trust Shares will have an aggregate net asset value equal to the aggregate net asset value of your Galaxy Fund Trust Shares as of the business day before closing of the Acquisitions.


     - The procedures for purchasing and redeeming your shares will be similar after the Acquisitions to those you currently follow, although there will be some differences. For example, Class Z shares can be purchased and redeemed through financial advisors or directly through the Liberty Fund's distributor while Trust Shares can only be purchased and redeemed through financial institutions.



     - You will be able to exchange your Class Z shares for Class Z shares or Class A shares of any other fund sold by Liberty Funds Distributor, Inc., while your Galaxy Fund Trust Shares may be exchanged for Trust Shares of another Galaxy fund or Class Z shares of any fund sold by Liberty Funds Distributor, Inc.


     - You will have voting rights similar to those you currently have, but as a shareholder of the Liberty Fund and Liberty V.


     Please see Appendix D for more information concerning similarities and differences between the various share classes of the Liberty Fund and the Acquired Fund.



     Information concerning capitalization of each of the Funds is provided below under "Capitalization."


  Reasons for the Galaxy Fund Acquisitions


     On November 1, 2001, Fleet National Bank, which is a wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"), completed its acquisition of the investment management business of Liberty Financial Companies, Inc. ("LFC"). As a result of this acquisition and subsequent organizational restructuring, FIA, the investment adviser to each Galaxy Fund and the Liberty Fund, along with FleetBoston's and LFC's other investment management operations, became part of Columbia, which is an indirect wholly owned subsidiary of FleetBoston. Galaxy, Galaxy II, Liberty-Stein Roe and Liberty V are four of a number of mutual fund families constituting the Columbia Group Funds. Columbia has proposed a number of fund acquisitions and liquidations involving the Columbia Group Funds in addition to the Acquisitions described in this Prospectus/Proxy. The overall purposes of these fund acquisitions and liquidations include consolidating and rationalizing the product offerings of the Columbia Group Funds, positioning the Columbia Group Funds for improved distribution, creating larger, more efficient funds, and permitting Columbia to concentrate its portfolio management and distribution resources on a more focused group of portfolios.*



     The Trustees of Galaxy, including all of the Trustees who are not "interested persons" of Galaxy, and the Trustees of Liberty V, including all of the Trustees who are not "interested persons" of Liberty V, have determined that each Galaxy Fund Acquisition would be in the best interests of each Fund's shareholders and that the interests of existing shareholders in each Fund would not be diluted as a result of the Acquisition. The Trustees of Galaxy have unanimously approved each Galaxy Fund Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy.


---------------


* In addition, Columbia may combine the operations of some or all of its investment advisory subsidiaries within a single legal entity. Although Columbia expects that approval of any such combination by shareholders of the Funds would not be required, Columbia would plan to notify Fund shareholders.

     In proposing the Acquisitions, Columbia presented to the Galaxy Trustees, at meetings held on June 10-11, 2002 and June 17, 2002, the following reasons for the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund to enter into the Acquisitions:


     - The Acquisitions are intended to create a larger fund with an investment goal and strategies generally similar to those of the Tax-Exempt Bond Fund and the same as those of the Intermediate Tax-Exempt Bond Fund.


     - Based on estimated expense ratios as of March 31, 2002, shareholders of the Tax-Exempt Bond Fund are expected to experience lower net expenses.


     - Based on estimated expense ratios as of March 31, 2002, shareholders of the Intermediate Tax-Exempt Bond Fund are expected to experience the same or lower expenses.



     - The Acquisitions are intended to permit each Galaxy Fund's shareholders to exchange their investment for an investment in the Liberty Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Galaxy Fund shareholder were to redeem his or her shares to invest in another fund, such as the Liberty Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if a Galaxy Fund were liquidated or reorganized in a taxable transaction, the transaction would be a taxable event for the Galaxy Fund's shareholders. After the Acquisitions, shareholders may redeem any or all of their Liberty Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.


     The Galaxy Trustees considered that shareholders of a Galaxy Fund who do not want to become shareholders of the Liberty Fund, whether because they wish to realize an unrealized loss on their shares or otherwise, could redeem their shares in the Galaxy Fund prior to the Acquisitions.

     In addition, the Trustees considered the relative Fund performance results set forth below under "Performance Information." No assurance can be given that the Liberty Fund will achieve any particular level of performance after the Acquisitions.

  Terms of the Agreement and Plan of Reorganization


     If approved by the shareholders of each Galaxy Fund, the Acquisitions of the Intermediate Tax-Exempt Bond Fund and Tax-Exempt Bond Fund are expected to occur on or around November 22, 2002 and December 6, 2002, respectively, or such other dates as the parties may agree. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy for your review. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:



     - Each Galaxy Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Liberty Fund in exchange for shares of a similar class of the Liberty Fund** with an aggregate net asset value equal to the net value of the transferred assets and liabilities.



     - The Acquisitions of the Galaxy Funds will occur on the next business day after the time when the assets of the Galaxy Funds are valued for purposes of such Acquisitions.


     - The shares of each class of the Liberty Fund received by each Galaxy Fund will be distributed to each Galaxy Fund's respective shareholders of the corresponding class pro rata in accordance with their percentage ownership of such class of such Galaxy Fund in full liquidation of such Galaxy Fund.

     - After each Galaxy Fund Acquisition, the respective Galaxy Fund will be terminated, and its affairs will be wound up in an orderly fashion.


     - Each Galaxy Fund Acquisition requires approval by the respective Galaxy Fund's shareholders and satisfaction of a number of other conditions. Each Galaxy Fund Acquisition may be terminated at any


---------------


** Retail A shareholders of the Galaxy Funds will receive Class T shares of the Liberty Fund, Retail B shareholders of the Galaxy Funds will receive Class G shares of the Liberty Fund, and Trust shareholders of the Galaxy Funds will receive Class Z shares of the Liberty Fund, in each case as discussed under the section "Shares You Will Receive" in the "Proposal" section of this Prospectus/Proxy.

time with the approval of the Trustees of both Galaxy and Liberty V or, under certain conditions, by either Galaxy or Liberty V.



     - As previously noted, the acquisitions of the Galaxy II Municipal Fund and the Stein Roe Fund by the Liberty Fund are expected to occur on or around the same time as the Acquisitions of the Galaxy Funds. If the Agreement and Plan of Reorganization is approved by the shareholders of the Intermediate Tax-Exempt Bond Fund, it is expected that the Acquisition of the Intermediate Tax-Exempt Bond Fund will be completed whether or not the Acquisition of any other Acquired Fund is completed. If the Acquisition of the Intermediate Tax-Exempt Bond Fund is not approved and consummated, none of the Acquisitions will take place even if any of the other Acquired Funds' shareholders approve their respective Acquisitions.



  Capitalization



     The following table shows on an unaudited basis the capitalization of each of the Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund, Galaxy II Municipal Fund and Stein Roe Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of all of the Acquired Funds by the Liberty Fund at net asset value as of that date.



                                              INTERMEDIATE                                                    LIBERTY FUND
                                TAX-EXEMPT     TAX-EXEMPT      GALAXY II                        PRO FORMA      PRO FORMA
                                BOND FUND      BOND FUND+    MUNICIPAL FUND   STEIN ROE FUND   ADJUSTMENTS   COMBINED(1)(2)
                               ------------   ------------   --------------   --------------   -----------   --------------
Retail A and Class T(3)
Net asset value..............  $ 18,417,470   $11,851,776                                                     $ 30,269,246
Shares outstanding...........     1,658,601     1,134,850                                         105,524        2,898,975
Net asset value per share....  $      11.10   $     10.44                                                     $      10.44

Retail B and Class G(3)
Net asset value..............  $  3,194,376   $    33,016                                                     $  3,227,392
Shares outstanding...........       287,687         3,161                                          18,288          309,136
Net asset value per share....  $      11.10   $     10.44                                                     $      10.44

Class A(3)
Net asset value..............                                                  $ 15,052,975    $   (1,256)(4)  $ 15,051,719
Shares outstanding...........                                                     1,329,392       112,344        1,441,736
Net asset value per share....                                                  $      11.32                   $      10.44

Class B(3)
Net asset value..............                                                  $  3,558,250    $     (300)(4)  $  3,587,950
Shares outstanding...........                                                       316,894        26,779          343,673
Net asset value per share....                                                  $      11.32                   $      10.44

Class C(3)
Net asset value..............                                                  $    688,520    $      (57)(4)  $    688,463
Shares outstanding...........                                                        60,806         5,139           65,945
Net asset value per share....                                                  $      11.32                   $      10.44

Trust/Shares/Class S/Class
  Z(3)
Net asset value..............  $189,588,799   $247,833,013    $39,773,426      $130,000,424    $  (10,850)(4)  $607,184,812
Shares outstanding...........    17,074,458    23,730,175       3,703,326        11,480,868     2,162,018       58,180,845
Net asset value per share....  $      11.10   $     10.44     $     10.74      $      11.32                   $      10.44


---------------

 + The Intermediate Tax-Exempt Bond Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisitions were consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of Trust Shares of the Intermediate Tax-Exempt Bond Fund on May 31, 2002. As of May 31, 2002, there were no Class T, Class G, Class A, Class B, Class C or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Tax-Exempt Bond Fund and Intermediate Tax-

    Exempt Bond Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisitions of the Galaxy Funds. Shares of the Galaxy II Municipal Fund will be exchanged for new Class Z shares of the Liberty Fund upon consummation of the Acquisition of the Galaxy II Municipal Fund. Class A shares, Class B shares, Class C shares and Class S shares of the Stein Roe Fund will be exchanged for new Class A shares, Class B shares, Class C shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition of the Stein Roe Fund.



(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Funds; Shares of the Galaxy II Municipal Bond Fund; Class A shares, Class B shares, Class C shares and Class S shares of the Stein Roe Fund; and Class T shares, Class G shares, Class A shares, Class B shares, Class C shares and Class Z shares of the Liberty Fund pro forma combined.



(4) Adjustments reflect one time proxy, accounting, legal and other costs of the Stein Roe Fund Acquisition of $12,463 to be borne by the Stein Roe Fund.



     The following table shows on an unaudited basis the capitalization of the Intermediate Tax-Exempt Bond Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Intermediate Tax-Exempt Bond Fund, but not the Tax-Exempt Bond Fund, Galaxy II Municipal Fund and Stein Roe Fund, by the Liberty Fund at net asset value as of that date.



                                                              INTERMEDIATE     LIBERTY FUND
                                                               TAX-EXEMPT       PRO FORMA
                                                               BOND FUND+     COMBINED(1)(2)
                                                              ------------    --------------
Retail A and Class T(3)
Net asset value.............................................  $ 11,851,776     $ 11,851,776
Shares outstanding..........................................     1,134,850        1,134,850
Net asset value per share...................................  $      10.44     $      10.44

Retail B and Class G(3)
Net asset value.............................................  $     33,016     $     33,016
Shares outstanding..........................................         3,161            3,161
Net asset value per share...................................  $      10.44     $      10.44

Trust and Class Z(3)
Net asset value.............................................  $247,833,013     $247,833,013
Shares outstanding..........................................    23,730,175       23,730,175
Net asset value per share...................................  $      10.44     $      10.44


---------------

 + The Intermediate Tax-Exempt Bond Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisition was consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of the Intermediate Tax-Exempt Bond Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of the existing shares of the Intermediate Tax-Exempt Bond Fund on May 31, 2002. As of May 31, 2002, there were no Class T, Class G or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Intermediate Tax-Exempt Bond Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition of the Intermediate Tax-Exempt Bond Fund.



(3) Represents capitalization information for Retail A Shares, Retail B Shares and Trust Shares of the Intermediate Tax-Exempt Bond Fund and Class T shares, Class G shares and Class Z shares of the Liberty Fund pro forma combined.

     The following table shows on an unaudited basis the capitalization of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund, but not the Galaxy II Municipal Fund and the Stein Roe Fund, by the Liberty Fund at net asset value as of that date.



                                                        INTERMEDIATE                  LIBERTY FUND
                                          TAX-EXEMPT     TAX-EXEMPT     PRO FORMA      PRO FORMA
                                          BOND FUND      BOND FUND+    ADJUSTMENTS   COMBINED(1)(2)
                                         ------------   ------------   -----------   --------------
Retail A and Class T(3)
Net asset value........................  $ 18,417,470   $ 11,851,776                  $ 30,269,246
Shares outstanding.....................     1,658,601      1,134,850      105,524        2,898,975
Net asset value per share..............  $      11.10   $      10.44                  $      10.44

Retail B and Class G(3)
Net asset value........................  $  3,194,376   $     33,016                  $  3,227,392
Shares outstanding.....................       287,687          3,161       18,288          309,136
Net asset value per share..............  $      11.10   $      10.44                  $      10.44

Trust and Class Z(3)
Net asset value........................  $189,588,799   $247,833,013                  $437,421,812
Shares outstanding.....................    17,074,458     23,730,175    1,085,389       41,890,022
Net asset value per share..............  $      11.10   $      10.44                  $      10.44


---------------

 + The Intermediate Tax-Exempt Bond Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisitions were consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of the existing shares of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund on May 31, 2002. As of May 31, 2002, there were no Class T, Class G or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisitions of the Galaxy Funds.



(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Funds and Class T shares, Class G shares and Class Z shares of the Liberty Fund pro forma combined.



     The following table shows on an unaudited basis the capitalization of the Intermediate Tax-Exempt Bond Fund and Galaxy II Municipal Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Intermediate Tax-Exempt Bond Fund and Galaxy II Municipal Fund, but not the Tax-Exempt Bond Fund and the Stein Roe Fund, by the Liberty Fund at net asset value as of that date.



                                        INTERMEDIATE                                   LIBERTY FUND
                                         TAX-EXEMPT      GALAXY II       PRO FORMA      PRO FORMA
                                         BOND FUND+    MUNICIPAL FUND   ADJUSTMENTS   COMBINED(1)(2)
                                        ------------   --------------   -----------   --------------
Retail A and Class T(3)
Net asset value.......................  $ 11,851,776                                   $ 11,851,776
Shares outstanding....................     1,134,850                                      1,134,850
Net asset value per share.............  $      10.44                                   $      10.44

Retail B and Class G(3)
Net asset value.......................  $     33,016                                   $     33,016
Shares outstanding....................         3,161                                          3,161
Net asset value per share.............  $      10.44                                   $      10.44

                                        INTERMEDIATE                                   LIBERTY FUND
                                         TAX-EXEMPT      GALAXY II       PRO FORMA      PRO FORMA
                                         BOND FUND+    MUNICIPAL FUND   ADJUSTMENTS   COMBINED(1)(2)
                                        ------------   --------------   -----------   --------------
Trust/Shares/Class Z(3)
Net asset value.......................  $247,833,013    $39,773,426                    $287,606,439
Shares outstanding....................    23,730,175      3,703,326       106,389        27,539,890
Net asset value per share.............  $      10.44    $     10.74                    $      10.44


---------------

 + The Intermediate Tax-Exempt Bond Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisitions were consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of the Intermediate Tax-Exempt Bond Fund and Galaxy II Municipal Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of the existing shares of the Intermediate Tax-Exempt Bond Fund and Galaxy II Municipal Fund on May 31, 2002. As of May 31, 2002, there were no Class T, Class G or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Intermediate Tax-Exempt Bond Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition of the Intermediate Tax-Exempt Bond Fund. Shares of the Galaxy II Municipal Fund will be exchanged for new Class Z shares of the Liberty Fund upon consummation of the Acquisition of the Galaxy II Municipal Fund.



(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Intermediate Tax-Exempt Bond Fund; Shares of the Galaxy II Municipal Fund; and Class T shares, Class G shares and Class Z shares of the Liberty Fund pro forma combined.



     The following table shows on an unaudited basis the capitalization of the Intermediate Tax-Exempt Bond Fund and Stein Roe Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Intermediate Tax-Exempt Bond Fund and Stein Roe Fund, but not the Tax-Exempt Bond Fund and Galaxy II Municipal Fund, by the Liberty Fund at net asset value as of that date.



                                     INTERMEDIATE                                    LIBERTY FUND
                                      TAX-EXEMPT      STEIN ROE       PRO FORMA       PRO FORMA
                                      BOND FUND+         FUND        ADJUSTMENTS    COMBINED(1)(2)
                                     ------------    ------------    -----------    --------------
Retail A and Class T(3)
Net asset value....................  $ 11,851,776                                    $ 11,851,776
Shares outstanding.................     1,134,850                                       1,134,850
Net asset value per share..........  $      10.44                                    $      10.44

Retail B and Class G(3)
Net asset value....................  $     33,016                                    $     33,016
Shares outstanding.................         3,161                                           3,161
Net asset value per share..........  $      10.44                                    $      10.44

Class A(3)
Net asset value....................                  $ 15,052,975     $ (1,256)(4)   $ 15,051,719
Shares outstanding.................                     1,329,392      112,344          1,441,736
Net asset value per share..........                  $      11.32                    $      10.44

Class B(3)
Net asset value....................                  $  3,588,250     $   (300)(4)   $  3,587,950
Shares outstanding.................                       316,894       26,779            343,673
Net asset value per share..........                  $      11.32                    $      10.44

Class C
Net asset value....................                  $    688,520     $    (57)(4)   $    688,463
Shares outstanding.................                        60,806        5,139             65,945
Net asset value per share..........                  $      11.32                    $      10.44

                                     INTERMEDIATE                                    LIBERTY FUND
                                      TAX-EXEMPT      STEIN ROE       PRO FORMA       PRO FORMA
                                      BOND FUND+         FUND        ADJUSTMENTS    COMBINED(1)(2)
                                     ------------    ------------    -----------    --------------
Trust/Class S/Class Z(3)
Net asset value....................  $247,833,013    $130,000,424     $(10,850)(4)   $377,822,587
Shares outstanding.................    23,730,175      11,480,868      970,241         36,181,284
Net asset value per share..........  $      10.44    $      11.32                    $      10.44


---------------

 + The Intermediate Tax-Exempt Bond Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisitions were consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of the Intermediate Tax-Exempt Bond Fund and Stein Roe Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of the existing shares of the Intermediate Tax-Exempt Bond Fund and Stein Roe Fund on May 31, 2002. As of May 31, 2002, there were no Class T, Class G, Class A, Class B, Class C or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Intermediate Tax-Exempt Bond Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition of the Intermediate Tax-Exempt Bond Fund. Class A shares, Class B shares, Class C shares and Class S shares of the Stein Roe Fund will be exchanged for new Class A shares, Class B shares, Class C shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition of the Stein Roe Fund.



(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Intermediate Tax-Exempt Bond Fund; Class A shares, Class B shares, Class C shares and Class S shares of the Stein Roe Fund; and Class T shares, Class G shares, Class A shares, Class B shares, Class C shares and Class Z shares of the Liberty Fund pro forma combined.



(4) Adjustments reflect one time proxy, accounting, legal and other costs of the Stein Roe Fund Acquisition of $12,463 to be borne by the Stein Roe Fund.



     The following table shows on an unaudited basis the capitalization of the Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and Galaxy II Municipal Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and Galaxy II Municipal Fund, but not the Stein Roe Fund, by the Liberty Fund at net asset value as of that date.



                                          INTERMEDIATE                                   LIBERTY FUND
                            TAX-EXEMPT     TAX-EXEMPT      GALAXY II       PRO FORMA      PRO FORMA
                            BOND FUND      BOND FUND+    MUNICIPAL FUND   ADJUSTMENTS   COMBINED(1)(2)
                           ------------   ------------   --------------   -----------   --------------
Retail A and Class T(3)
Net asset value..........  $ 18,417,470   $ 11,851,776                                   $ 30,269,246
Shares outstanding.......     1,658,601      1,134,850                       105,524        2,898,975
Net asset value per
  share..................  $      11.10   $      10.44                                   $      10.44

Retail B and Class G(3)
Net asset value..........  $  3,194,376   $     33,016                                   $  3,227,392
Shares outstanding.......       287,687          3,161                        18,288          309,136
Net asset value per
  share..................  $      11.10   $      10.44                                   $      10.44

Trust/Shares/Class Z(3)
Net asset value..........  $189,588,799   $247,833,013    $39,773,426                    $477,195,238
Shares outstanding.......    17,074,458     23,730,175      3,703,326      1,191,778       45,699,737
Net asset value per
  share..................  $      11.10   $      10.44    $     10.74                    $      10.44


---------------

 + The Intermediate Tax-Exempt Bond Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisitions were consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of the Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and Galaxy II Municipal Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of the existing shares of the Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and Galaxy II Municipal Fund on May 31, 2002. As of May 31, 2002, there were no Class T,

Class G or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the
    Acquisitions of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund. Shares of the Galaxy II Municipal Fund will be exchanged for new Class Z shares of the Liberty Fund upon consummation of the Acquisition of the Galaxy II Municipal Fund.



(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Funds; Shares of the Galaxy II Municipal Bond Fund; and Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund pro forma combined.



     The following table shows on an unaudited basis the capitalization of the Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and Stein Roe Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and Stein Roe Fund, but not the Galaxy II Municipal Fund, by the Liberty Fund at net asset value as of that date.



                                          INTERMEDIATE                                  LIBERTY FUND
                            TAX-EXEMPT     TAX-EXEMPT     STEIN ROE      PRO FORMA       PRO FORMA
                            BOND FUND      BOND FUND+        FUND       ADJUSTMENTS    COMBINED(1)(2)
                           ------------   ------------   ------------   -----------    --------------
Retail A and Class T(3)
Net asset value.........   $ 18,417,470   $ 11,851,776                                  $ 30,269,246
Shares outstanding......      1,658,601      1,134,850                                     2,898,975
Net asset value per
  share.................   $      11.10   $      10.44                                  $      10.44

Retail B and Class G(3)
Net asset value.........   $  3,194,376   $     33,016                                  $  3,227,392
Shares outstanding......        287,687          3,161                                       309,136
Net asset value per
  share.................   $      11.10   $      10.44                                  $      10.44

Class A(3)
Net asset value.........                                 $ 15,052,975   $   (1,256)(4)  $ 15,051,719
Shares outstanding......                                    1,329,392      112,344         1,441,736
Net asset value per
  share.................                                 $      11.32                   $      10.44

Class B(3)
Net asset value.........                                 $  3,588,250   $     (300)(4)  $  3,587,950
Shares outstanding......                                      316,894       26,779           343,673
Net asset value per
  share.................                                 $      11.32                   $      10.44

Class C(3)
Net asset value.........                                 $    688,520   $      (57)(4)  $    688,463
Shares outstanding......                                       60,806        5,139            65,945
Net asset value per
  share.................                                 $      11.32                   $      10.44

Trust/Class S/Class Z(3)
Net asset value.........   $189,588,799   $247,833,013   $130,000,424   $  (10,850)(4)  $567,411,386
Shares outstanding......     17,074,458     23,730,175     11,480,868    2,055,629        54,341,130
Net asset value per
  share.................   $      11.10   $      10.44   $      11.32                   $      10.44


---------------

 + The Intermediate Tax-Exempt Bond Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisitions were consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of the Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and Stein Roe Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of the existing shares of the Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and Stein Roe Fund on May 31, 2002. As of May 31, 2002, there were no Class T, Class G, Class A, Class B, Class C or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisitions of the Galaxy Funds. Class A shares, Class B shares, Class C shares and Class S shares of the Stein Roe Fund will be exchanged for new Class A shares, Class B shares, Class C shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition of the Stein Roe Fund.

(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Funds; Class A shares, Class B shares, Class C shares and Class S shares of the Stein Roe Fund; and Class T shares, Class G shares, Class A shares, Class B shares, Class C shares and Class Z shares of the Liberty Fund pro forma combined.



(4) Adjustments reflect one time proxy, accounting, legal and other costs of the Stein Roe Fund Acquisition of $12,463 to be borne by the Stein Roe Fund.



     The following table shows on an unaudited basis the capitalization of the Intermediate Tax-Exempt Bond Fund, Galaxy II Municipal Fund and Stein Roe Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Intermediate Tax-Exempt Bond Fund, Galaxy II Municipal Fund and Stein Roe Fund, but not the Tax-Exempt Bond Fund, by the Liberty Fund at net asset value as of that date.



                           INTERMEDIATE                                                   LIBERTY FUND
                            TAX-EXEMPT      GALAXY II       STEIN ROE      PRO FORMA       PRO FORMA
                            BOND FUND+    MUNICIPAL FUND       FUND       ADJUSTMENTS    COMBINED(1)(2)
                           ------------   --------------   ------------   -----------    --------------
Retail A and Class T(3)
Net asset value..........  $ 11,851,776                                                   $ 11,851,776
Shares outstanding.......     1,134,850                                                      1,134,850
Net asset value per
  share..................  $      10.44                                                   $      10.44

Retail B and Class G(3)
Net asset value..........  $     33,016                                                   $     33,016
Shares outstanding.......         3,161                                                          3,161
Net asset value per
  share..................  $      10.44                                                   $      10.44

Class A(3)
Net asset value..........                                  $ 15,052,975   $   (1,256)(4)  $ 15,051,719
Shares outstanding.......                                     1,329,392      112,344         1,441,736
Net asset value per
  share..................                                  $      11.32                   $      10.44

Class B(3)
Net asset value..........                                  $  3,588,250   $     (300)(4)  $  3,587,950
Shares outstanding.......                                       316,894       26,779           343,673
Net asset value per
  share..................                                  $      11.32                   $      10.44

Class C(3)
Net asset value..........                                  $    688,520   $      (57)(4)  $    688,463
Shares outstanding.......                                        60,806        5,139            65,945
Net asset value per
  share..................                                  $      11.32                   $      10.44

Trust/Shares/ Class
  S/Class Z(3)
Net asset value..........  $247,833,013    $39,773,426     $130,000,424   $  (10,850)(4)  $417,596,013
Shares outstanding.......    23,730,175      3,703,326       11,480,868    1,076,630        39,990,999
Net asset value per
  share..................  $      10.44    $     10.74     $      11.32                   $      10.44


---------------

 + The Intermediate Tax-Exempt Bond Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisitions were consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of the Intermediate Tax-Exempt Bond Fund, Galaxy II Municipal Fund and Stein Roe Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of the existing shares of the Intermediate Tax-Exempt Bond Fund, Galaxy II Municipal Fund and Stein Roe Fund on May 31, 2002. As of May 31, 2002, there were no Class T, Class G, Class A, Class B, Class C or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Intermediate Tax-Exempt Bond Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition of the Intermediate Tax-Exempt Bond Fund. Shares of the Galaxy II Municipal Fund will be exchanged for new Class Z shares of the Liberty Fund upon consummation of the Acquisition of the Galaxy II Municipal Fund. Class A shares, Class B shares, Class C shares and Class S shares of the Stein Roe Fund will be exchanged for new Class A shares, Class B shares, Class C shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition of the Stein Roe Fund.



(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Intermediate Tax-Exempt Bond Fund; Shares of the Galaxy II Municipal Bond Fund; Class A shares, Class B shares, Class C shares and Class S shares of the Stein Roe

    Fund; and Class T shares, Class G shares, Class A shares, Class B shares, Class C shares and Class Z shares of the Liberty Fund pro forma combined.



(4) Adjustments reflect one time proxy, accounting, legal and other costs of the Stein Roe Fund Acquisition of $12,463 to be borne by the Stein Roe Fund.



  Financial Highlights of the Intermediate Tax-Exempt Bond Fund



     The Intermediate Tax-Exempt Bond Fund will be the accounting survivor for the Liberty Fund for financial statement purposes. The financial highlights tables that follow will help you understand the financial performance for the Intermediate Tax-Exempt Bond Fund for the past five years (or the period since a particular class of shares was first offered). Certain information reflects the performance of a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in shares of the Intermediate Tax-Exempt Bond Fund, assuming all dividends and distributions were reinvested. The information for the fiscal year and period ended October 31, 2001 and 2000, respectively, has been audited by Ernst & Young LLP, independent auditors. The information for the fiscal years ended May 31, 2000, 1999, 1998 and 1997 was audited by the former auditors to the Intermediate Tax-Exempt Bond Fund of the Boston 1784 Funds, predecessor to the Intermediate Tax-Exempt Bond Fund. The information for the six month period ended April 30, 2002 is unaudited.



                   GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND*


                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                          PERIOD ENDED
                                       SIX MONTHS ENDED              YEAR ENDED           OCTOBER 31,
                                        APRIL 30, 2002            OCTOBER 31, 2001          2000(3)
                                     ---------------------     ----------------------     ------------
                                     RETAIL A     RETAIL B     RETAIL A     RETAIL B        RETAIL A
                                      SHARES       SHARES       SHARES      SHARES(2)        SHARES
                                     --------     --------     --------     ---------     ------------
                                          (UNAUDITED)
Net asset value, beginning of
  period...........................  $ 10.50       $10.50      $ 10.01       $10.26          $ 9.82
                                     -------       ------      -------       ------          ------
Income from investment operations:
  Net investment income(1).........     0.18         0.14         0.40         0.22            0.15(4)
  Net realized and unrealized gain
     (loss) on investments.........    (0.08)       (0.08)        0.49         0.23            0.19
                                     -------       ------      -------       ------          ------
Total from investment operations...     0.10         0.06         0.89         0.45            0.34
Less dividends:
  Dividends from net investment
     income........................    (0.18)       (0.14)       (0.40)       (0.21)          (0.15)
  Dividends from net realized
     capital gains.................       --           --           --           --              --
                                     -------       ------      -------       ------          ------
Total distributions................    (0.18)       (0.14)       (0.40)       (0.21)          (0.15)
Net increase (decrease) in net
  asset value......................    (0.08)       (0.08)        0.49         0.24            0.19
Net asset value, end of period.....  $ 10.42       $10.42      $ 10.50       $10.50          $10.01
                                     =======       ======      =======       ======          ======
Total return(5)....................     0.99%(6)     0.59%(6)     9.02%        4.41%(6)        3.24%(6)
Ratios/supplemental data:
  Net assets, end of period (in
     000s).........................  $12,531       $   33      $13,746       $    6          $    1
Ratios to average net assets:
  Net investment income including
     reimbursement/waiver..........     3.45%(7)     2.73%(7)     3.89%        3.12%(7)        4.21%(7)
  Operating expenses including
     reimbursement/waiver..........     0.87%(7)     1.68%(7)     0.91%        1.66%(7)        0.94%(7)
  Operating expenses excluding
     reimbursement/waiver..........     1.08%(7)     2.45%(7)     1.09%        2.93%(7)        1.69%(7)
Portfolio turnover rate............       41%(6)       41%(6)       88%          88%             38%(6)

---------------

 * The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. On June 26, 2001, BKB Shares converted into Retail A Shares.



(1) Net investment income per share before reimbursement/waiver of fees by the investment adviser and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2002, the year ended October 31, 2001 and the period ended October 31, 2000 were $0.17, $0.38 and $0.13(4), respectively. Net investment income per share before reimbursement/waiver of fees by the investment adviser and/or its affiliates and/or the Administrator for Retail B Shares for the six months ended April 30, 2002 and the period ended October 31, 2001 were $0.10 and $0.13, respectively.



(2) The Fund began issuing Retail B Shares on March 1, 2001.



(3) The Fund began offering Retail A Shares on June 26, 2000.



(4) The selected per share data was calculated using the weighted average shares outstanding method for the period.



(5) Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.



(6) Not Annualized.



(7) Annualized.

                   GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND*


                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                  TRUST SHARES



                                                                   PERIOD
                                 SIX MONTHS       YEAR ENDED       ENDED                   YEARS ENDED MAY 31,
                                    ENDED        OCTOBER 31,    OCTOBER 31,     -----------------------------------------
                               APRIL 30, 2002        2001           2000          2000       1999       1998       1997
                               ---------------   ------------   ------------    --------   --------   --------   --------
                                 (UNAUDITED)
Net asset value, beginning of
  period.....................     $  10.50         $  10.01       $   9.60      $  10.33   $  10.52   $  10.18   $   9.99
                                  --------         --------       --------      --------   --------   --------   --------
Income from investment
  operations:
    Net investment
       income(1).............         0.19             0.42           0.18(2)       0.44       0.45       0.48       0.50
    Net realized and
       unrealized gain (loss)
       on investments........        (0.08)            0.49           0.41         (0.62)     (0.01)      0.44       0.19
                                  --------         --------       --------      --------   --------   --------   --------
Total from investment
  operations.................         0.11             0.91           0.59         (0.18)      0.44       0.92       0.69
                                  --------         --------       --------      --------   --------   --------   --------
Less dividends:
  Dividends from net
    investment income........        (0.19)           (0.42)         (0.18)        (0.44)     (0.45)     (0.48)     (0.50)
  Dividends from net realized
    capital gains............           --               --             --         (0.11)     (0.18)     (0.10)        --
                                  --------         --------       --------      --------   --------   --------   --------
Total dividends..............        (0.19)           (0.42)         (0.18)        (0.55)     (0.63)     (0.58)     (0.50)
                                  --------         --------       --------      --------   --------   --------   --------
Net increase (decrease) in
  net asset value............        (0.08)            0.49           0.41         (0.73)     (0.19)      0.34       0.19
                                  --------         --------       --------      --------   --------   --------   --------
Net asset value, end of
  period.....................     $  10.42         $  10.50       $  10.01      $   9.60   $  10.33   $  10.52   $  10.18
                                  ========         ========       ========      ========   ========   ========   ========
Total return.................         1.09%(3)         9.23%          6.18%(3)     (1.70)%     4.24%      9.24%      7.74%
Ratios/supplemental data:
  Net assets, end of period
    (000s)...................     $247,751         $252,076       $261,938      $296,711   $356,995   $303,578   $250,526
Ratios to average net assets:
  Net investment income
    including reimbursement/
    waiver...................         3.72%(4)         4.06%          4.38%(4)      4.50%      4.31%      4.62%      4.92%
  Operating expenses
    including
    reimbursement/waiver.....         0.69%(4)         0.74%          0.77%(4)      0.80%      0.80%      0.80%      0.80%
  Operating expenses
    excluding
    reimbursement/waiver.....         0.89%(4)         0.89%          0.91%(4)      1.11%      1.11%      1.12%      1.17%
Portfolio turnover rate......           41%(3)           88%            38%(3)        48%        69%        34%        33%


---------------

 * The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their Shares other than through an investment management trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. On June 26, 2001, BKB Shares converted into Retail A Shares.



(1) Net investment income per share before reimbursement/waiver of fees by the Investment Adviser and/or its affiliates and/or the Administrator for Trust Shares for the year ended October 31, 2001 and the period ended October 31, 2000 were $0.41 and $0.18(3), respectively.



(2) The selected per share data was calculated using the weighted average shares outstanding method for the period.



(3) Not annualized.



(4) Annualized.

  Federal Income Tax Consequences


     Each Galaxy Fund Acquisition is intended to be a tax-free reorganization. Ropes & Gray, Liberty V's counsel, has delivered to each Galaxy Fund and the Liberty Fund an opinion, and the closing of each Galaxy Fund Acquisition will be conditioned on receipt of a letter from Ropes & Gray confirming such opinion, to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), although not entirely free from doubt, for federal income tax purposes:


     - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the relevant Galaxy Fund or the shareholders of such Galaxy Fund as a result of its Acquisition;

     - under Section 358 of the Code, the tax basis of the Liberty Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Tax-Exempt Bond Fund or Intermediate Tax-Exempt Bond Fund shares exchanged therefor, as applicable;

     - under Section 1223(1) of the Code, your holding period for the Liberty Fund shares you receive will include the holding period for your Tax-Exempt Bond Fund or Intermediate Tax-Exempt Bond Fund shares exchanged therefor, as applicable, if you hold your shares as a capital asset;

     - under Section 1032 of the Code, no gain or loss will be recognized by the Liberty Fund as a result of the relevant Acquisition;

     - under Section 362(b) of the Code, the Liberty Fund's tax basis in the assets that the Liberty Fund receives from the relevant Galaxy Fund will be the same as such Galaxy Fund's basis in such assets; and

     - under Section 1223(2) of the Code, the Liberty Fund's holding period in such assets will include the relevant Galaxy Fund's holding period in such assets.


     The opinion is, and the confirmation letter will be, based on certain factual certifications made by officers of Galaxy and Liberty V. No opinion or confirmation letter is a guarantee that the tax consequences of the relevant Galaxy Fund Acquisition will be as described above.



     Prior to the closing of each Galaxy Fund's Acquisition, the relevant Galaxy Fund will distribute to its shareholders all of its respective net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, that have not previously been distributed to shareholders. Such distributions will be taxable to shareholders.


     A substantial portion of the portfolio assets of the Tax-Exempt Bond Fund may be sold in connection with its Acquisition. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Tax-Exempt Bond Fund's basis in such assets. Any net capital gains recognized in these sales not offset by capital loss carryforwards will be distributed to the Tax-Exempt Bond Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.


     The Liberty Fund's ability to carry forward the realized capital losses of an Acquired Fund and use them to offset its own future gains may be limited. First, one Fund's capital losses cannot be used to offset non-de minimis net pre-Acquisition "built-in" gains of any other Fund for five tax years. Second, a portion of an Acquired Fund's capital losses may become unavailable for use by the Liberty Fund to offset any gains at all. Third, capital losses that do remain available to the Liberty Fund will offset capital gains realized after the Acquisitions and thus will reduce distributions to a broader group of shareholders than would have been the case absent such Acquisitions. Therefore, in certain circumstances, former shareholders of an Acquired Fund may pay more taxes, or pay taxes sooner, than they would had the Acquisitions not occurred.



     As of May 31, 2002, the Tax-Exempt Bond Fund had no realized capital losses, including current-year losses and net of current-year gains, and had de minimis pre-Acquisition "built-in" gains. As of the same date, the Intermediate Tax-Exempt Bond Fund had approximately $1 million in realized capital losses, including current-year losses and net of current-year gains, and had approximately $11 million in pre-Acquisition "built-in" gains.



     If the Acquisitions had occurred on May 31, 2002, there would have been no material limitation on the use of losses by the Liberty Fund.


     This description of the federal income tax consequences of the Galaxy Fund Acquisitions does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

  Performance Information


     The charts below show the percentage gain or loss for Trust Shares of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund in each calendar year since they commenced operations. They should give you a general idea of how each Galaxy Fund's returns have varied from year to year. The charts include the effects of expenses for Trust Shares. Returns for Retail A Shares and Retail B Shares were lower than the returns shown because they have higher expenses than Trust Shares. In addition, returns for Retail A Shares and Retail B Shares would be even lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower.


     Additional discussion of the manner of calculation of total return is contained in each Galaxy Fund's Prospectus and Statement of Additional Information.


                              TAX-EXEMPT BOND FUND


                                  TRUST SHARES

[BAR CHART]

                                                                   TAX-EXEMPT BOND FUND TRUST SHARES
                                                                   ---------------------------------
1992                                                                              9.25
1993                                                                             11.95
1994                                                                             -5.35
1995                                                                             16.04
1996                                                                              3.57
1997                                                                              8.99
1998                                                                              5.96
1999                                                                             -3.47
2000                                                                             11.98
2001                                                                              3.80


  The Fund's year-to-date total return         For period shown in bar chart:
  through June 30, 2002, was 5.47%.            Best quarter: 1st quarter 1995, +6.59%
                                               Worst quarter: 1st quarter 1994, -5.39%

                       INTERMEDIATE TAX-EXEMPT BOND FUND


                                  TRUST SHARES

[BAR CHART]

                                                                INTERMEDIATE TAX-EXEMPT BOND FUND TRUST
                                                                                SHARES
                                                                ---------------------------------------
1994                                                                             -3.01
1995                                                                             14.34
1996                                                                              4.20
1997                                                                              9.10
1998                                                                              6.41
1999                                                                             -2.95
2000                                                                             10.50
2001                                                                              4.75


  The Fund's year-to-date total return         For period shown in bar chart:
  through June 30, 2002, was 4.22%.            Best quarter: 1st quarter 1995, +5.39%
                                               Worst quarter: 1st quarter 1994, -4.21%



     The following tables list the average annual total returns for Retail A, Retail B and Trust Shares of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund for the one-year, five-year and life-of-the-fund periods and also for the ten-year period for the Tax-Exempt Bond Fund ending December 31, 2001 (including applicable sales charges). These tables are intended to provide you with some indication of the risks of investing in the Galaxy Funds. At the bottom of each table, you can compare each Galaxy Fund's performance with a broad-based market index.



     After-tax returns are shown for Trust Shares only. After-tax returns for Retail A Shares and Retail B Shares will differ. After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and may not be relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



TAX-EXEMPT BOND FUND(1)



                                             INCEPTION                                     LIFE OF THE
                                               DATE       1 YEAR    5 YEARS    10 YEARS       FUND
Trust Shares (%)                             12/30/91
  Return Before Taxes                                         3.80   5.32       6.07          6.07
  Return After Taxes on Distributions                         3.60   5.16       5.96          5.96
  Return After Taxes on Distributions and
     Sale of Fund Shares                                      4.16   5.15       5.85          5.85
------------------------------------------------------------------------------------------------------
Retail A Shares (%)(2)                       12/30/91
  Return Before Taxes                                        -1.36   4.07       5.47          5.47
------------------------------------------------------------------------------------------------------
Retail B Shares (%)(3)                        3/04/96
  Return Before Taxes                                        -2.00   3.92        N/A          3.89
------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index (%)          N/A         5.13   5.98       6.63          6.63(4)
(reflects no deduction for fees,                                                              5.88(5)
expenses or taxes)


---------------
(1) The Tax-Exempt Bond Fund's returns are compared to the Lehman Brothers Municipal Bond Index, an unmanaged index which tracks the performance of municipal bonds. Unlike the Tax-Exempt Bond Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. Securities in the Tax-Exempt Bond Fund may not match those in the Lehman Brothers Municipal Bond Index. It is not possible to invest directly in indices.

(2) The performance of Retail A Shares of the Fund for the periods prior to January 1, 2001 has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.


(3) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that are purchased on or after January 1, 2001 and redeemed within seven years of purchase.


(4) Index performance information is from December 31, 1991 to December 31,
    2001.

(5) Index performance information is from February 29, 1996 to December 31,
    2001.


INTERMEDIATE TAX-EXEMPT BOND FUND(1)



                                                       INCEPTION                         LIFE OF THE
                                                         DATE       1 YEAR    5 YEARS       FUND
Trust Shares (%)                                       06/14/93
  Return Before Taxes                                                   4.75   5.46         5.69
  Return After Taxes on Distributions                                   4.75   5.30         5.54
  Return After Taxes on Distributions and Sale of
     Fund Shares                                                        4.49   5.27         5.48
----------------------------------------------------------------------------------------------------
Retail A Shares (%)(2)                                 06/26/00
  Return Before Taxes                                                  -0.42    N/A         3.59
----------------------------------------------------------------------------------------------------
Retail B Shares (%)(3)                                 06/26/00
  Return Before Taxes                                                  -1.13    N/A         3.93
----------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Blend Municipal Bond Index
  (%)                                                       N/A         5.29   5.83         5.77(4)
(reflects no deduction for fees, expenses or taxes)                                         7.53(5)


---------------
(1) The Intermediate Tax-Exempt Bond Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index, an unmanaged index which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Intermediate Tax-Exempt Bond Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. Securities in the Intermediate Tax-Exempt Bond Fund may not match those in the Lehman Brothers 3-15 Year Blend Municipal Bond Index. It is not possible to invest directly in indices.

(2) The performance of Retail A Shares of the Intermediate Tax-Exempt Bond Fund for the periods prior to January 1, 2001 has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(3) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that are purchased on or after January 1, 2001.

(4) Index performance information is from June 30, 1993 to December 31, 2001.

(5) Index performance is from June 30, 2000 to December 31, 2001.

THE GALAXY TRUSTEES UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

  Required Vote for the Proposal


     Approval of the Agreement and Plan of Reorganization dated June 19, 2002, among Galaxy on behalf of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund, Liberty V on behalf of the Liberty Fund, and Columbia will require the affirmative vote of a majority of the outstanding shares of each of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund, voting separately with respect to the Acquisition of each such Galaxy Fund. With respect to the approval of the Agreement and Plan of Reorganization, the term "majority of the outstanding shares" of a Galaxy Fund means more than 50% of the outstanding shares of such Galaxy Fund. A vote of the shareholders of the Liberty Fund is not needed to approve the Galaxy Fund Acquisitions.

                                    GENERAL


VOTING INFORMATION



     The Galaxy Trustees are soliciting proxies from the shareholders of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund in connection with the Meeting, which has been called to be held at 2:00 p.m. Eastern Time on October 18, 2002, at Galaxy's offices, One Financial Center, Boston, Massachusetts 02111-2621. The Meeting notice, this Prospectus/Proxy and any proxy inserts are being mailed to shareholders beginning on or about August 26, 2002.


  Information About Proxies and the Conduct of the Meeting


     Solicitation of Proxies. Proxies will be solicited primarily by mailing this Prospectus/Proxy and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of Galaxy or by employees or agents of their service contractors. In addition, PROXY ADVANTAGE, a division of PFPC Inc., has been engaged to assist in the solicitation of proxies, at an estimated cost of $897 and $444 for the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund, respectively, which will be paid by Columbia as noted below.



     Voting Process.


     You can vote in any one of the following ways:

     (a) By mail, by filling out and returning the enclosed proxy card;

     (b) By phone or Internet (see enclosed proxy insert for instructions); or

     (c) In person at the Meeting.

     Shareholders who owned shares on the record date, August 2, 2002, are entitled to vote at the Meeting. For each full share of your Galaxy Fund that you hold, you are entitled to one vote, and for each fractional share you hold, you are entitled to a proportionate fractional vote. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy insert. Either owner of a joint account may sign the proxy insert, but the signer's name must exactly match the name that appears on the card.


     Costs. Except for fees for registering and qualifying shares to be issued in the Acquisitions which will be borne by the Liberty Fund, the estimated costs of the Meeting, including the costs of soliciting proxies, and the costs of the Galaxy Fund Acquisitions will be borne by Columbia.


     Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of the Proposal. You can revoke your proxy at any time before it is exercised by sending a signed, written letter of revocation to the Secretary of Galaxy, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.


     Votes cast in person or by proxy at the Meeting will be counted by persons appointed by each Galaxy Fund at the Meeting. A quorum is constituted with respect to each of the Galaxy Funds by presence in person or by proxy of the holders of more than 50% of the outstanding shares of such Fund entitled to vote at the Meeting. In determining whether a quorum is present, abstentions and "broker non-votes" will be treated as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of the Proposal, these shares will have the same effect as if they cast votes against the Proposal. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.



     Adviser and Underwriter. The address of the investment adviser to each Galaxy Fund and the Liberty Fund is Fleet Investment Advisors Inc., 100 Federal Street, Boston, Massachusetts 02110. FIA was established in 1984. FIA also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of June 30, 2002, FIA managed over $89 billion in assets.


     The address of the principal underwriter for each Galaxy Fund and the Liberty Fund is Liberty Funds Distributor, Inc., One Financial Center, Boston, Massachusetts 02111.

     Other Service Providers for the Liberty Fund and the Galaxy Funds. In some cases, the Liberty Fund and the Galaxy Funds have different service providers. Upon completion of the Acquisitions of the Galaxy Funds, the Liberty Fund will continue to engage its existing service providers. In all cases, the types of services provided to the Galaxy Funds and the Liberty Fund under these service arrangements are substantially similar. Following are the names and addresses of certain service providers for the Liberty Fund and the Galaxy Funds.


                                     LIBERTY FUND                        GALAXY FUNDS
                           ---------------------------------   ---------------------------------
Administrator............  Colonial Management Associates,     Fleet Investment Advisors Inc.
                           Inc.                                100 Federal Street
                           One Financial Center                Boston, MA 02110
                           Boston, MA 02111
Fund Accountant..........  Colonial Management Associates,     Colonial Management Associates,
                           Inc.                                Inc.
                           One Financial Center                One Financial Center
                           Boston, MA 02111                    Boston, MA 02111
Sub-Administrator/.......  None                                PFPC Inc.
  Sub-Fund Accountant                                          4400 Computer Drive
                                                               Westborough, MA 01581-5108
Transfer Agent...........  Liberty Funds Services, Inc.        Liberty Funds Services, Inc.
                           P.O. Box 8081                       P.O. Box 8081
                           Boston, MA 02266-8081               Boston, MA 02266-8081
Custodian................  State Street Bank & Trust Company   JPMorgan Chase Bank
                           225 Franklin Street                 270 Park Avenue
                           Boston, MA 02101                    New York, NY 10017-2070
Independent Auditors.....  PricewaterhouseCoopers LLP          Ernst & Young LLP
                           160 Federal Street                  200 Clarendon Street
                           Boston, MA 02110-2624               Boston, MA 02116



     Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy lists the total number of shares outstanding as of August 2, 2002, for each class of each Galaxy Fund entitled to vote at the Meeting. It also identifies holders of more than 5% or 25% of any class of shares of each Galaxy Fund, and contains information about the executive officers and Trustees of Galaxy and their shareholdings in the Galaxy Funds and Galaxy and about the executive officers and Trustees of Liberty V and their shareholdings in Liberty V.



     Adjournments; Other Business. In the event that a quorum is not present at the Meeting with respect to a particular Galaxy Fund, or if either Galaxy Fund has not received enough votes by the time of the Meeting to approve the Proposal, the persons named as proxies (the "Designees"), or their substitutes, may propose that the Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of such Galaxy Fund that are present in person or by proxy when the adjournment is being voted on. If a quorum is present, the Designees will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the Proposal and the Designees will vote against any such adjournment any proxy that directs them to vote against the Proposal. They will not vote any proxy that directs them to abstain from voting on the Proposal.



     At the record date for the Meeting, affiliates of Columbia owned of record with discretion to vote approximately 86% and 90% of the outstanding shares of the Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund, respectively, as trustee or agent for their respective customers. The agreements with these affiliates of Columbia governing the accounts of beneficial owners of shares of the Galaxy Funds generally provide the affiliates with the discretion to vote all shares held by them of record. The affiliates of Columbia have informed Galaxy that they may vote such shares themselves in their capacity as fiduciaries and that they have engaged an independent third party to evaluate the Proposal and make a recommendation as to how to vote the shares.

     The Meeting has been called to transact any business that properly comes before it. The only business that management of each Galaxy Fund intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the Designees intend to vote the proxies in accordance with their judgment, unless the Secretary of Galaxy has previously received written contrary instructions from the shareholder entitled to vote the shares.


     Shareholder Proposals at Future Meetings. Neither Galaxy nor Liberty V holds annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of any fund or either Galaxy or Liberty V must be received by the relevant fund in writing a reasonable time before Galaxy or Liberty V, as the case may be, solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the relevant fund, care of, as applicable, The Galaxy Fund, Attention: Secretary, or Liberty Funds Trust V,
Attention: Secretary, in each case at One Financial Center, Boston, Massachusetts 02111-2621.

                                                                      APPENDIX A


                      AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of June 19, 2002, is by and among The Galaxy Fund (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated March 31, 1986, as amended, on behalf of each of the Galaxy Tax-Exempt Bond Fund and Galaxy Intermediate Tax-Exempt Bond Fund (each, an "Acquired Fund,"), separate series of the Trust, Liberty Funds Trust V (the "Acquiring Trust"), a Massachusetts business trust established under a Declaration of Trust dated March 14, 1985, as amended, on behalf of the Liberty Intermediate Tax Exempt Bond Fund (the "Acquiring Fund"), a series of the Acquiring Trust, and Columbia Management Group, Inc. ("Columbia").



     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The parties hereto agree that the reorganization described in this Agreement (the "Reorganization") shall be effected separately with respect to each Acquired Fund, and that each Acquired Fund shall be subject separately to the terms and conditions of this Agreement, and that completion of the Reorganization if approved by the shareholders of the Galaxy Intermediate Tax-Exempt Bond Fund shall not be conditioned upon approval or completion of the Reorganization with respect to the Galaxy Tax-Exempt Bond Fund, but that completion of the Reorganization if approved by shareholders of the Galaxy Tax-Exempt Bond Fund is conditioned upon approval and completion of the Reorganization with respect to the Galaxy Intermediate Tax-Exempt Bond Fund.


     If the Reorganization is approved by the Retail A, Retail B and Trust shareholders of an Acquired Fund voting together as a single class, the Reorganization will consist of the transfer of all of the assets of such Acquired Fund in exchange for Class T shares, Class G shares and Class Z shares of beneficial interest of the Acquiring Fund ("Acquisition Shares") and the assumption by the Acquiring Fund of the liabilities of such Acquired Fund (other than certain expenses of the Reorganization contemplated hereby) and the distribution of such Acquisition Shares to the shareholders of such Acquired Fund in liquidation of such Acquired Fund, all upon the terms and conditions set forth in this Agreement.

     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUNDS IN EXCHANGE FOR ACQUISITION SHARES AND ASSUMPTION OF LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUNDS.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

        (a) The Trust, on behalf of each Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of each Acquired Fund as set forth in paragraph 1.2;

        (b) The Acquiring Fund will assume all of each Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of the Reorganization contemplated hereby to be paid by Columbia pursuant to paragraph
             9.2 shall not be assumed or paid by the Acquiring Fund; and

        (c) The Acquiring Fund will issue and deliver to each Acquired Fund in exchange for such assets the number of Acquisition Shares (including fractional shares, if any) determined by dividing the net asset value of each Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquisition Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").


     1.2 The assets of each Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by each Acquired Fund on the closing date provided in paragraph
         3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of each Acquired Fund on the Closing Date.

     1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), each Acquired Fund will liquidate and distribute pro rata to its Retail A, Retail B and Trust shareholders of record ("Acquired Fund Shareholders") determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquisition Shares received by each Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of each Acquired Fund on the books of the Acquiring Fund to the applicable open accounts on the share records of the Acquiring Fund in the names of the applicable Acquired Fund Shareholders and representing the respective pro rata number of Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquisition Shares in connection with such exchange. The Acquisition Shares distributed pursuant to this paragraph to holders of Retail A, Retail B and Trust shares of each Acquired Fund shall consist of Class T, Class G and Class Z shares, respectively, of the Acquiring Fund.

     1.4 With respect to Acquisition Shares distributable pursuant to paragraph
         1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquisition Share certificates therefor, exchange such Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

     1.5 After the Closing Date, each Acquired Fund shall not conduct any business except in connection with its liquidation.

2. VALUATION.

     2.1 For the purpose of paragraph 1, the value of each Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund (collectively, as amended or supplemented from time to time, the "Acquiring Fund Prospectus"), and shall be certified by an Acquired Fund.

     2.2 For the purpose of paragraph 2.1, the net asset value of an Acquisition Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the Acquiring Fund Prospectus.

3. CLOSING AND CLOSING DATE.


     3.1 The Closing Date shall be on November 22, 2002, for the Galaxy Intermediate Tax-Exempt Bond Fund, and December 6, 2002, for the Galaxy Tax-Exempt Bond Fund, or on such other dates as the parties may agree in writing. Each Closing shall be held at 9:00 a.m. at Columbia's offices, One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree. The terms Closing Date and Closing as used in this Agreement shall refer to the Closing Date and Closing for the applicable Acquired Fund as described in this paragraph 3.1.


     3.2 The portfolio securities of an Acquired Fund shall be made available by the Acquired Fund to State Street Bank & Trust Company, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all of an Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act"), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "State Street Bank & Trust Company, custodian for Liberty Intermediate Tax-Exempt Bond Fund."

     3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or
         (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of an Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Trust upon the giving of written notice to the other party.

     3.4 At the Closing, each Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of an Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Vice President, Secretary or Assistant Secretary of the Trust. The Acquiring Trust will provide to each Acquired Fund evidence satisfactory to the Acquired Fund that the Acquisition Shares issuable pursuant to paragraph 1.1 have been credited to such Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust will provide to an Acquired Fund evidence satisfactory to the Acquired Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

     3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4. REPRESENTATIONS AND WARRANTIES.

     4.1 The Trust, on behalf of each Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:

        (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

        (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and each Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

        (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or Code of Regulations or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which either Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to either Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from either Acquired Fund;

        (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against either Acquired Fund, any of their properties or assets, or any person whom an Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. Neither Acquired Fund knows of any facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;


        (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments at, as of and for the two years ended October 31, 2001, of each Acquired Fund, audited by Ernst & Young LLP, and the statement of assets and liabilities, the statement of changes in net assets and the schedule of investments for the six months ended April 30, 2002, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of each Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and neither Acquired Fund has any known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since April 30, 2002;



        (g) Since October 31, 2002, there has not been any material adverse change in either Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by either Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;


        (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Funds required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of each Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

        (i) For all taxable years and all applicable quarters of such years from the date of its inception, each Acquired Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor either Acquired Fund has at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. Each Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of each Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. Each Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

        (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, with a par value of $.001 per share, of multiple series and classes. All issued and outstanding shares of each Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquired Fund's then current prospectus or prospectuses or statement or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus")) by the Trust and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Retail B Shares which convert to Retail A Shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into any shares of beneficial interest of the Acquired Funds are outstanding and none will be outstanding on the Closing Date;

        (k) Each Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

        (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of each Acquired Fund, this Agreement will constitute the valid and binding obligation of each Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (m) The Acquisition Shares to be issued to an Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

        (n) The information provided by each Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph
             5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations as applicable thereto;

        (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by either Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or "Blue Sky" laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico); and

        (p) At the Closing Date, the Trust, on behalf of each Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean each Acquired Fund's investments shown on the schedule of its investments as of April 30, 2002, referred to in subparagraph 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date.



        (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and



        (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.



     4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Trust and to each Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:


        (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

        (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

        (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

        (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

        (e) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund, any of its properties or assets or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

        (g) The Acquiring Fund has had no operations other than in connection with its organization and the transactions contemplated by this Agreement;

        (h) During its first fiscal year of operation and for each fiscal year thereafter, the Acquiring Fund intends to meet the requirements of Subchapter M of the Code for qualification as a regulated investment company;



        (i) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares, Class T shares, Class G shares and Class Z shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares and Class G shares which convert to Class A shares and Class T shares, respectively, after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquiring Fund are outstanding and none will be outstanding on the Closing Date;


        (j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;


        (k) The Acquisition Shares to be issued and delivered to each Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class T, Class G and Class Z shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof;



        (l) The information provided by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and


        (m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).


5. COVENANTS OF THE ACQUIRED FUNDS AND THE ACQUIRING FUND.


     The Acquiring Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of each Acquired Fund, each hereby covenants and agrees with the other as follows:


     5.1 The Acquiring Fund and each Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.



     5.2 Each Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

     5.3 In connection with an Acquired Fund shareholders' meeting referred to in paragraph 5.2, each Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquisition Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.



     5.4 The information to be furnished by each Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.



     5.5 The Acquiring Fund will advise each Acquired Fund promptly if at any time prior to the Closing Date the assets of an Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.



     5.6 Subject to the provisions of this Agreement, each Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.



     5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.



6. CONDITION PRECEDENT TO OBLIGATIONS OF THE GALAXY TAX-EXEMPT BOND FUND.



     The obligations of the Galaxy Tax-Exempt Bond Fund are subject to the condition that this Agreement and the transactions contemplated herein shall have been approved by the affirmative vote of holders of a majority of the shares entitled to vote that are voted at the meeting of shareholders of each of the Acquired Funds referred to in paragraph 5.2.



7. CONDITION PRECEDENT TO OBLIGATIONS OF THE GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND.



     The obligations of the Galaxy Intermediate Tax-Exempt Bond Fund are subject to the condition that this Agreement and the transactions contemplated herein shall have been approved by the affirmative vote of holders of a majority of the shares entitled to vote that are voted at the meeting of shareholders of the Galaxy Intermediate Tax-Exempt Bond Fund referred to in paragraph 5.2.



8. CONDITIONS PRECEDENT TO OBLIGATIONS OF BOTH ACQUIRED FUNDS.


     The obligations of each Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:


     8.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

     8.2 The Trust shall have received a favorable opinion of Ropes & Gray, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:


        (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust;


        (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Proxy Statement and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Funds, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;


        (c) The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;

        (d) The Acquisition Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and non-assessable Class T shares, Class G shares and Class Z shares of beneficial interest in the Acquiring Fund, (except that shareholders of the Acquiring Fund may under certain circumstances be held personally liable for its obligations) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

        (e) The execution and delivery of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound;

        (f) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;


        (g) Except as previously disclosed, pursuant to subparagraph 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Trust or the Acquiring Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph
             5.3 which are not described as required;


        (h) The Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

        (i) To the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their properties or assets and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.


9. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.


     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by each Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:


     9.1 The Trust, on behalf of each Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of each Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Funds have complied with all the covenants and agreements and satisfied all of the conditions on their part to be performed or satisfied under this Agreement at or prior to the Closing Date;



     9.2 The Acquiring Trust shall have received a favorable opinion of Drinker Biddle & Reath LLP, counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:


        (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and each Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and Code of Regulations of the Trust;


        (b) This Agreement has been duly authorized, executed and delivered on behalf of each Acquired Fund and, assuming the Proxy Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of each Acquired Fund enforceable against each Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;


        (c) Each Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, each Acquired Fund will have duly transferred such assets to the Acquiring Fund;

        (d) The execution and delivery of this Agreement did not, and the performance by the Trust and each Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or Code of Regulations, or any provision of any agreement known to such counsel to which the Trust or an Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or an Acquired Fund is a party or by which it is bound;

        (e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or either Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained;

        (f) Except as previously disclosed, pursuant to subparagraph 4.1(e) above, such counsel does not know of any legal or governmental proceedings relating to the Trust or either Acquired Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required;

        (g) The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

        (h) To the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or either Acquired Fund or any of its properties or assets and neither the Trust nor either Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.


     9.3 Prior to the Closing Date, each Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of an Acquired Fund's investment company taxable income for its taxable years ending on or after October 31, 2001, and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after October 31, 2001, and on or prior to the Closing Date.



     9.4 Each Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of each Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.



     9.5 The custodian of each Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of each Acquired Fund held by such custodian as of the Valuation Date.



     9.6 This Agreement and the transactions contemplated herein shall have been approved by the affirmative vote of holders of a majority of the shares entitled to vote that are voted at the meeting of shareholders of the Galaxy Intermediate Tax-Exempt Bond Fund, with respect to the Reorganization of the Galaxy Intermediate Tax-Exempt Bond Fund, and each of the Acquired Funds, with respect to the Reorganization of the Galaxy Tax-Exempt Bond Fund, referred to in paragraph 5.2.



10. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUNDS.


     The respective obligations of the Trust and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:


     10.1 This Agreement and the transactions contemplated herein shall have been approved by the affirmative vote of holders of a majority of the shares entitled to vote that are voted at the meeting of shareholders of each of the Acquired Funds referred to in paragraph 5.2.



     10.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.



     10.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state "Blue Sky" and securities authorities) deemed necessary by the Trust or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Funds.



     10.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     10.5 The Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Trust, and the Acquiring Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Acquiring Trust, each substantially to the effect that, for federal income tax purposes:



        (a) The acquisition by the Acquiring Fund of the assets of an Acquired Fund in exchange for the Acquiring Fund's assumption of the liabilities and Obligations of an Acquired Fund and issuance of the Acquisition Shares, followed by the distribution by an Acquired Fund of such Acquisition Shares to the shareholders of an Acquired Fund in exchange for their shares of an Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and each Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;



        (b) No gain or loss will be recognized by an Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquisition Shares or (ii) upon the distribution of the Acquisition Shares to the shareholders of an Acquired Fund as contemplated in paragraph 1 hereof;



        (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of an Acquired Fund in exchange for the assumption of liabilities and Obligations and issuance of the Acquisition Shares as contemplated in paragraph 1 hereof;



        (d) The tax basis in the hands of the Acquiring Fund of the assets of an Acquired Fund transferred to the Acquiring Fund in the transaction will be the same as the basis of those assets in the hands of such Acquired Fund immediately prior to the transfer;



        (e) The holding period of the assets of an Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by such Acquired Fund;



        (f) The shareholders of an Acquired Fund, will recognize no gain or loss upon the exchange of all of their shares of such Acquired Fund for the Acquisition Shares;



        (g) The tax basis of the Acquisition Shares to be received by each shareholder of an Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of such Acquired Fund surrendered in exchange therefor;



        (h) The holding period of the Acquisition Shares to be received by the shareholders of an Acquired Fund will include the period during which the shares of such Acquired Fund surrendered in exchange therefor were held, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and



        (i) The Acquiring Fund will succeed to and take into account the items of an Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.



     10.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of an Acquired Fund and the Acquiring Fund.



11. BROKERAGE FEES AND EXPENSES.



     11.1 The Trust, on behalf of each Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.



     11.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquisition Shares. All of the other out-of-pocket expenses of the transactions contemplated by this Agreement shall be borne as follows: (a) as to expenses allocable to the Trust, on behalf of an Acquired Fund, one hundred percent

          (100%) of such expenses shall be borne by Columbia; and (b) as to expenses allocable to the Acquiring Trust, on behalf of the Acquiring Fund (other than fees paid to governmental authorities for registration and qualification of the Acquisition Shares), one hundred percent (100%) of such expenses shall be borne by Columbia.



12. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.



     12.1 The Trust, on behalf of each Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.



     12.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 5.4, 9, 10, 13 and 14.



13. TERMINATION.



     13.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Trust. In addition, either the Acquiring Trust or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:



        (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date; or



        (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.



        (c) If the transactions contemplated by this Agreement have not been substantially completed by March 31, 2003, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Trust.



     13.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.



14. AMENDMENTS.



     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Funds and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Funds pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquisition Shares to be issued to shareholders of the Acquired Funds under this Agreement to the detriment of such shareholders without their further approval.



15. NOTICES.



     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111-2621, with copies to W. Bruce McConnel, Esq., Drinker Biddle & Reath LLP, One Logan Square, 18th & Cherry Streets, Philadelphia, Pennsylvania 19103, or to Liberty Funds Trust V, One Financial Center, Boston, Massachusetts 02111, Attention: Secretary.



16. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE.



     16.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     16.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.



     16.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.



     16.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.



     16.5 A copy of the Declaration of Trust of the Trust and the Declaration of Trust of the Acquiring Trust are each on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of either the Trust or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of an Acquired Fund and the Acquiring Fund.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.


                              [Signatures omitted]


                                          THE GALAXY FUND

                                          on behalf of each of the Galaxy
                                          Tax-Exempt Bond Fund and Galaxy
                                          Intermediate Tax-Exempt Bond Fund


                                          By:
                                            ------------------------------------

                                          Name:
                                              ----------------------------------

                                          Title:
                                             -----------------------------------

ATTEST:

---------------------------------------------------------

Name:
      -------------------------------------------------------

Title:
     -------------------------------------------------------

                                          LIBERTY FUNDS TRUST V

                                          on behalf of the Liberty Intermediate
                                          Tax Exempt Bond Fund


                                          By:
                                            ------------------------------------

                                          Name:
                                              ----------------------------------

                                          Title:
                                             -----------------------------------

ATTEST:

---------------------------------------------------------

Name:
      -------------------------------------------------------

Title:
     -------------------------------------------------------

                                          Solely for purposes of Paragraph 9.2

                                          of the Agreement


                                          COLUMBIA MANAGEMENT GROUP, INC.

                                          By:
                                            ------------------------------------

                                          Name:
                                              ----------------------------------

                                          Title:
                                             -----------------------------------

ATTEST:

---------------------------------------------------------

Name:
      -------------------------------------------------------

Title:
     -------------------------------------------------------

                                                                      APPENDIX B


                                FUND INFORMATION

SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE TAX-EXEMPT BOND FUND AND INTERMEDIATE TAX-EXEMPT BOND FUND

     Only the shareholders of record of each Galaxy Fund at the close of business on August 2, 2002, will be entitled to vote at the Meeting. On that date, the number of shares outstanding of each Galaxy Fund was as follows:

                                                                        NUMBER OF SHARES
                                                                        OUTSTANDING AND
FUND                                                         CLASS      ENTITLED TO VOTE
----                                                        --------    ----------------
Tax-Exempt Bond Fund......................................  Retail A      1,561,191.376
                                                            Retail B        252,832.300
                                                            Trust        16,485,141.798
                                                                         --------------
                                                            Total        18,299,165.474

Intermediate Tax-Exempt Bond Fund.........................  Retail A      1,115,504.572
                                                            Retail B          5,651.217
                                                            Trust        24,288,519.750
                                                                         --------------
                                                            Total        25,409,675.539

OWNERSHIP OF SHARES


     As of August 2, 2002, Galaxy believes that its Trustees and officers, as a group, owned less than one percent of each class of shares of each Galaxy Fund and of Galaxy as a whole. As of August 2, 2002, Liberty V believes that its Trustees and Officers, as a group, owned less than one percent of the shares of Liberty V as a whole. As of August 2, 2002, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted Galaxy Fund:



                                                             NUMBER OF       PERCENTAGE OF
                                                            OUTSTANDING       OUTSTANDING     PERCENTAGE
                                                             SHARES OF         SHARES OF       OF FUND
FUND AND CLASS          NAME AND ADDRESS OF SHAREHOLDER     CLASS OWNED       CLASS OWNED       OWNED
--------------          -------------------------------    --------------    -------------    ----------
TAX-EXEMPT
  BOND FUND
Retail B..............  Fiserv Securities Inc.               19,154.287        7.58%            <1%
                        FAO 13878082
                        Attn: Mutual Funds
                        One Commerce Square
                        2005 Market Street Suite 1200
                        Philadelphia, PA 19103-7084

                        US Clearing Corp.
                        FBO 978-02869-11                     17,708.950        7.00%            <1%
                        26 Broadway
                        New York, NY 10004-1703

                        US Clearing Corp.
                        FBO 245-07280-15                     15,711.592        6.21%            <1%
                        26 Broadway
                        New York, NY 10004-1703

                                                             NUMBER OF       PERCENTAGE OF
                                                            OUTSTANDING       OUTSTANDING     PERCENTAGE
                                                             SHARES OF         SHARES OF       OF FUND
FUND AND CLASS          NAME AND ADDRESS OF SHAREHOLDER     CLASS OWNED       CLASS OWNED       OWNED
--------------          -------------------------------    --------------    -------------    ----------
                        Fiserv Securities Inc.
                        FAO 13875955                         14,889.667        5.89%            <1%
                        ATTN: Mutual Funds
                        One Commerce Square
                        2005 Market Street Suite 2100
                        Philadelphia, PA 19103-7084
Trust.................  Gales & Co.                        6,588,415.465      39.97%           36.00%
                        Fleet Investment Services
                        Mutual Funds Unit -- NY/
                        RO/TO4A
                        159 East Main Street
                        Rochester, NY 14638-0001

                        Gales & Co.
                        Fleet Investment Services          5,132,472.003      31.13%           28.05%
                        Mutual Funds Unit -- NY/RO/TO4A
                        159 East Main Street
                        Rochester, NY 14638-0001

                        Gales & Co.
                        Fleet Investment Services          4,454,469.406      27.02%           24.34%
                        Mutual Funds Unit -- NY/
                        RO/TO4A
                        159 East Main Street
                        Rochester, NY 14638-0001
INTERMEDIATE TAX-EXEMPT
  BOND FUND
Retail A..............  Charles Schwab & Co. Inc.           351,086.042       31.47%           1.38%
                        ATTN Mutual Funds
                        101 Mongomery Street
                        San Francisco, CA 94104-4122

                        Richard F. Messing
                        51 Arlington Rd                      90,054.959        8.07%            <1%
                        Wellesley Hills, MA 02481-6127
Retail B..............  American Enterprise Investment       2,628.181        46.51%            <1%
                        Svcs.
                        FBO 188470611
                        P.O. Box 9446
                        Minneapolis, MN 55440-9446

                        US Clearing Corp.
                        FBO 979-02517--15                    1,120.653        19.83%            <1%
                        26 Broadway
                        New York, NY 10004-1703

                        US Clearing Corp.
                        FBO 979-01972-15                      878.073         15.54%            <1%
                        26 Broadway
                        New York, NY 10004-1703

                        US Clearing Corp.
                        FBO 245-94786-12                      349.144          6.18%            <1%
                        26 Broadway
                        New York, NY 10004-1703

                                                             NUMBER OF       PERCENTAGE OF
                                                            OUTSTANDING       OUTSTANDING     PERCENTAGE
                                                             SHARES OF         SHARES OF       OF FUND
FUND AND CLASS          NAME AND ADDRESS OF SHAREHOLDER     CLASS OWNED       CLASS OWNED       OWNED
--------------          -------------------------------    --------------    -------------    ----------
Trust.................  Gales & Co.                        19,882,237.232     81.86%           78.25%
                        Fleet Investment Services
                        Mutual Funds Unit -- NY/
                        RO/TO4A
                        159 East Main Street
                        Rochester, NY 14638-0001

                        Gales & Co.
                        Fleet Investment Services          3,261,099.408      13.43%           12.83%
                        Mutual Funds Unit -- NY/
                        RO/TO4A
                        159 East Main Street
                        Rochester, NY 14638-0001


OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITIONS

     The shareholders of record that owned 5% or more of the outstanding shares of the noted class of shares of the noted Acquired Fund as of August 2, 2002 would own the percentages of the Liberty Fund noted below upon consummation of the Acquisitions. The percentages presented below assume that the Acquisition of each Acquired Fund is consummated. The percentages for each scenario where one or more of the Acquisitions, but not all of the Acquisitions, are consummated would be no less than the percentages presented below and no greater than the percentages presented under "Ownership of Shares" above.


                                                                PERCENTAGE OF
                                                             OUTSTANDING SHARES    PERCENTAGE OF FUND
                                                             OF CLASS OWNED UPON       OWNED UPON
                                                               CONSUMMATION OF      CONSUMMATION OF
FUND AND CLASS            NAME AND ADDRESS OF SHAREHOLDER       ACQUISITIONS          ACQUISITIONS
--------------            -------------------------------    -------------------   ------------------
TAX-EXEMPT BOND FUND
Retail B................  Fiserv Securities Inc.                     7.42%                  <1%
                          FAO 13878082
                          Attn: Mutual Funds
                          One Commerce Square
                          2005 Market Street Suite 1200
                          Philadelphia, PA 19103-7084

                          US Clearing Corp.                          6.86%                  <1%
                          FBO 978-02869-11
                          26 Broadway
                          New York, NY 10004-1703

                          US Clearing Corp.                          6.09%                  <1%
                          FBO 245-07280-15
                          26 Broadway
                          New York, NY 10004-1703

                          Fiserv Securities Inc.                     5.77%                  <1%
                          FAO 13875955
                          ATTN: Mutual Funds
                          One Commerce Square
                          2005 Market Street Suite 2100
                          Philadelphia, PA 19103-7084

Trust...................  Gales & Co.                               12.25%               11.28%
                          Fleet Investment Services
                          Mutual Funds Unit -- NY/RO/TO4A
                          159 East Main Street
                          Rochester, NY 14638-0001

                                                                PERCENTAGE OF
                                                             OUTSTANDING SHARES    PERCENTAGE OF FUND
                                                             OF CLASS OWNED UPON       OWNED UPON
                                                               CONSUMMATION OF      CONSUMMATION OF
FUND AND CLASS            NAME AND ADDRESS OF SHAREHOLDER       ACQUISITIONS          ACQUISITIONS
--------------            -------------------------------    -------------------   ------------------
                          Gales & Co.                                9.51%                8.76%
                          Fleet Investment Services
                          Mutual Funds Unit -- NY/RO/TO4A
                          159 East Main Street
                          Rochester, NY 14638-0001

                          Gales & Co.                                8.27%                7.62%
                          Fleet Investment Services
                          Mutual Funds Unit -- NY/RO/TO4A
                          159 East Main Street
                          Rochester, NY 14638-0001
INTERMEDIATE TAX-EXEMPT
  BOND FUND
Retail A................  Charles Schwab & Co. Inc.                 12.56%                  <1%
                          ATTN Mutual Funds
                          101 Mongomery Street
                          San Francisco, CA 94104-4122

                          Richard F. Messing                         3.22%                  <1%
                          51 Arlington Rd
                          Wellesley Hills, MA 02481-6127

Retail B................  American Enterprise Investment               <1%                  <1%
                          Svcs.
                          FBO 188470611
                          P.O. Box 9446
                          Minneapolis, MN 55440-9446

                          US Clearing Corp.                            <1%                  <1%
                          FBO 979-02517-15
                          26 Broadway
                          New York, NY 10004-1703

                          US Clearing Corp.                            <1%                  <1%
                          FBO 979-01972-15
                          26 Broadway
                          New York, NY 10004-1703

                          US Clearing Corp.                            <1%                  <1%
                          FBO 245-94786-12
                          26 Broadway
                          New York, NY 10004-1703

Trust...................  Gales & Co.                               34.33%               31.64%
                          Fleet Investment Services
                          Mutual Funds Unit - NY/RO/TO4A
                          159 East Main Street
                          Rochester, NY 14638-0001

                          Gales & Co.                                5.63%                5.18%
                          Fleet Investment Services
                          Mutual Funds Unit -- NY/RO/TO4A
                          159 East Main Street
                          Rochester, NY 14638-0001

                                                                PERCENTAGE OF
                                                             OUTSTANDING SHARES    PERCENTAGE OF FUND
                                                             OF CLASS OWNED UPON       OWNED UPON
                                                               CONSUMMATION OF      CONSUMMATION OF
FUND AND CLASS            NAME AND ADDRESS OF SHAREHOLDER       ACQUISITIONS          ACQUISITIONS
--------------            -------------------------------    -------------------   ------------------
GALAXY II MUNICIPAL FUND
Shares..................  Gales & Co.                                1.60%                1.48%
                          Fleet Investment Services
                          Mutual Funds Unit -- NY/RO/TO4A
                          159 East Main Street
                          Rochester, NY 14638-0001
                          Gales & Co.                                1.37%                1.26%
                          Fleet Investment Services
                          Mutual Funds Unit -- NY/RO/TO4A
                          159 East Main Street
                          Rochester, NY 14638-0001
STEIN ROE FUND
Class A.................  Paine Webber For the Benefit of            6.88%                  <1%
                          Margaret E. Diponio TTEE
                          Under Agrmt. DTD. 9/20/88
                          By Margaret E Diponio
                          14800 Farmington Road #102
                          Livonia, MI 48154-5464

Class B.................  John E Mutti Jr TTEE                       9.35%                  <1%
                          Gladys M Rickard Liv Trust
                          DTD 08/26/92
                          1920 Swift
                          Suite 212
                          N Kansas City, MO 64116-3445

                          Elsie P Viles                              6.71%                  <1%
                          PO Box 319
                          Augusta, ME 04332-0319

                          Merrill Lynch Pierce Fenner &              5.72%                  <1%
                          Smith
                          For the Sole Benefit of its
                          Customers
                          ATTN Fund Administration #97AX9
                          4800 Dear Lake Dr E 2nd Fl
                          Jacksonville, FL 32246-6484

                          Donaldson Lufkin Jenrette                  5.27%                  <1%
                          Securities Corporation Inc.
                          P.O. Box 2052
                          Jersey City, NJ 07303-2052

                          RBC Dain Rauscher FBO                      5.12%                  <1%
                          Priscilla L Robinson TTEE
                          Priscilla L Robinson TRUST
                          U/A DTD 09/20/95
                          246 N Adams St
                          Manchester, NH 03104-2220

Class C.................  NFSC FEBO # EBP-208612                    35.42%                  <1%
                          Robert J Morehead
                          Dorothy L Morehead
                          721 Mcintyre Rd
                          Minden, LA 71055-7146

                                                                PERCENTAGE OF
                                                             OUTSTANDING SHARES    PERCENTAGE OF FUND
                                                             OF CLASS OWNED UPON       OWNED UPON
                                                               CONSUMMATION OF      CONSUMMATION OF
FUND AND CLASS            NAME AND ADDRESS OF SHAREHOLDER       ACQUISITIONS          ACQUISITIONS
--------------            -------------------------------    -------------------   ------------------
                          Merrill Lynch Pierce Fenner &             29.14%                  <1%
                          Smith
                          For the Sole Benefit of its
                          Customers
                          ATTN Fund Administration #97RF9
                          4800 Dear Lake Dr E 2nd Fl
                          Jacksonville, FL 32246-6484

                          NFSC FEBO # EBP-208825                    12.36%                  <1%
                          Theresa J Galier
                          Route 1 Box 340
                          Doddridge, AR 71834-9714

                          Leone O'Ferrall TTEES                      8.13%                  <1%
                          Leone & Angeline O'Ferrall
                          Rev Trust
                          PO Box 145
                          Gualala, CA 95445-0145

                          NFSC FEBO # BQ7-362980                     6.77%                  <1%
                          Jackie D Wickliffe
                          Marilyn L Wickliffe
                          553 Maple Lane
                          Coldwater, MI 49036

Class S.................  Charles Schwab & Co Inc                    3.97%                3.63%
                          Special Custody Account for the
                          Exclusive Benefit of Customers
                          ATTN Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA 94104-4122

                          National Financial Srvc Corp               1.05%                  <1%
                          For the Exclusive Benefit of
                          Our Customers
                          ATTN Mutual Funds
                          PO Box 3908
                          Church Street Station
                          New York, NY 10008-3908

                                                                      APPENDIX C


                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                FOR THE GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

     As noted in the Prospectus/Proxy, the Liberty Fund will have the same investment goal and strategies as the Intermediate Tax-Exempt Bond Fund. The following is the Management's Discussion of Fund Performance which was contained in the Intermediate Tax-Exempt Bond Fund's most recent annual report.

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

Wayne Fitzgerald
Fixed Income Manager

     For the 12 months ended October 31, 2001, Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund earned a total return of 9.23%. During the same period, Retail A Shares of the Fund earned a total return of 9.02% before deducting the maximum 4.75% front-end sales charge. For the period March 1, 2001 (date of initial issuance) through October 31, 2001, Retail B Shares of the Fund had a total return of 4.41% before deducting the maximum 5.00% contingent deferred sales charge. Please see the charts below for total returns after deducting the front-end sales charge and for total returns after deducting the contingent deferred sales charge.) Over the same time, the intermediate municipal debt funds tracked by Lipper had an average total return of 9.23%, the Lehman Brothers Quality Intermediate 3-15 Year Blend Index had a total return of 9.98% and the Lehman Brothers 7-Year Municipal Bond Index had a total return of 9.87%.

     On October 31, 2001, the Fund's Trust, Retail A and Retail B Shares had 30-day SEC annualized yields of 3.05%, 2.71% and 2.05%, respectively. These equaled taxable yields of 5.01%, 4.45% and 3.37%, respectively, for shareholders in the 39.10% federal income tax bracket.

                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

Distribution of Total Net Assets as of October 31, 2001

                                  [PIE CHART]



East                                                          32%

North Central                                                 24%

South                                                         21%

Pacific                                                       14%

Other Territories                                              4%

Mountain                                                       3%

Cash Equivalents & Net Other Assets and Liabilities            2%

                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

Growth of $10,000 Investment*
[INVESTMENT GRAPH]

                                 LEHMAN BROTHERS
                                     QUALITY         LEHMAN BROTHERS
                                INTERMEDIATE 3-15   7-YEAR MUNICIPAL
                                YEAR BLEND INDEX       BOND INDEX         TRUST SHARES       RETAIL A SHARES     RETAIL B SHARES
                                -----------------   ----------------      ------------       ---------------     ---------------
6/14/93                               10000               10000               10000
                                      10467               10506               10515
                                      10197               10308               10292
                                      11544               11578               11547
                                      12130               12118               12132
                                      13090               13022               13142
                                      14083               13992               14182
                                      14036               13993               13776
                                      14632               14495               14029                9525
                                      15097               14951               14924                9834
                                      14282               15587               15512               10213               10000
10/31/01                              16604               16427               16301               10727                9941

---------------
* Since inception on 6/14/93 for Trust Shares. Since inception on 6/26/00 for Retail A Shares. Since inception on 3/1/01 for Retail B Shares. Performance figures for Retail A Shares include the effect of the maximum 4.75% front-end sales charge. Performance figures for Retail B Shares reflect the deduction of the 5.00% contingent deferred sales charge (applicable to shares redeemed during the first year after purchase) as if shares were redeemed on October 31, 2001. Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Lehman Brothers Quality Intermediate 3-15 Year Blend Index and the Lehman Brothers 7-Year Municipal Bond Index are unmanaged indices in which investors cannot invest. Results for the indices do not reflect investment management fees and other expenses incurred by the Fund. Results for the indices are calculated since 5/31/93 because the indices' returns are calculated at month-end only.

AVERAGE ANNUAL TOTAL RETURNS -- TRUST SHARES*


As of October 31, 2001



                                                         1 YEAR    5 YEARS    LIFE OF FUND
                                                         ------    -------    ------------
Galaxy Intermediate Tax-Exempt Bond Fund (inception
  date 6/14/93)........................................  9.23%      6.09%        6.00%


---------------
* The Intermediate Tax-Exempt Bond Fund commenced operations as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of The Galaxy Fund. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust Shares and BKB Shares of the Galaxy Intermediate Tax-Exempt Bond Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust Shares, and shareholders of such Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Galaxy Intermediate Tax-Exempt Bond Fund. On June 26, 2001, BKB Shares of the Galaxy Intermediate Tax-Exempt Bond Fund were converted into Retail A Shares of the Galaxy Intermediate Tax-Exempt Bond Fund. The total returns shown above for Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund for periods prior to June 26, 2000 represent the total returns for the Predecessor Boston 1784 Fund.

AVERAGE ANNUAL TOTAL RETURNS -- RETAIL A SHARES*


As of October 31, 2001



                                                              1 YEAR    LIFE OF FUND
                                                              ------    ------------
Galaxy Intermediate Tax-Exempt Bond Fund (inception date
  6/26/00)..................................................  3.83%        5.30%


---------------
* Return figures have been restated to include the effect of the maximum 4.75% front-end sales charge which became effective on January 1, 2001.

AVERAGE ANNUAL TOTAL RETURNS -- RETAIL B SHARES


As of October 31, 2001



                                                        LIFE OF FUND        LIFE OF FUND
                                                       RETURNS BEFORE      RETURNS AFTER
                                                         CONTINGENT          CONTINGENT
                                                       DEFERRED SALES      DEFERRED SALES
                                                       CHARGE DEDUCTED    CHARGE DEDUCTED*
                                                       ---------------    ----------------
Galaxy Intermediate Tax-Exempt Bond Fund (inception
  date 3/1/01).......................................       4.41%+             -0.59%+


---------------

+ Unannualized total returns.


* As if shares were redeemed at end of period.


Past performance is no guarantee of future results. Investment returns and principal values will vary with market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Total return figures in this report include changes in share price, reinvestment of dividends and capital gains distributions and include the deduction of any sales charges, where applicable, unless otherwise indicated. The Investment Advisor and/or its affiliates and/or the Administrator are presently waiving fees and/or reimbursing expenses and may revise or discontinue such practice at any time. Without such waivers and/or reimbursements, performance would be lower. Total return figures in this report include changes in share price, reinvestment of dividends and capital gains distributions and include the deduction of any sales charges, where applicable, unless otherwise indicated.

                                                                      APPENDIX D


                 INFORMATION APPLICABLE TO CLASS Z, CLASS T AND
           CLASS G SHARES OF THE LIBERTY FUND AND TRUST, RETAIL A AND
                      RETAIL B SHARES OF THE GALAXY FUNDS


COMPARISON OF DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR THE LIBERTY FUND AND THE GALAXY FUNDS.



     CLASS Z SHARES AND TRUST SHARES. There are no distribution and service (12b-1) fees on Class Z shares of the Liberty Fund or Trust Shares of the Galaxy Funds. Although Galaxy has adopted a Shareholder Services Plan with respect to Trust Shares of each Galaxy Fund, Galaxy has not entered into any servicing agreements under the Shareholder Services Plan for Trust Shares. The Liberty Fund has not adopted a shareholder services plan with respect to Class Z shares.


     CLASS T SHARES AND RETAIL A SHARES. The Liberty Fund and each Galaxy Fund have adopted a Shareholder Services Plan (each a "Services Plan") with respect to Class T shares and Retail A Shares, respectively. Under the respective Services Plans, Class T shares of the Liberty Fund and Retail A Shares of the Galaxy Funds can pay fees for shareholder liaison and/or administrative support services. The fees payable under each Services Plan for such shareholder liaison and/or administrative support services, and the amount of such fees which the Liberty Funds and the Galaxy Fund expect to pay during the current fiscal year, are the same.

     CLASS G SHARES AND RETAIL B SHARES. The Liberty Fund and each Galaxy Fund have adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act (each a "12b-1 Plan") with respect to Class G shares and Retail B Shares, respectively. Under the respective 12b-1 Plans, the Liberty Fund or a Galaxy Fund may pay (a) its distributor or another person for expenses and activities intended to result in the sale of Class G shares or Retail B Shares,
(b) institutions for shareholder liaison services, and (c) institutions for administrative support services. The fees payable under each 12b-1 Plan for such distribution expenses and shareholder liaison and/or administrative support services, and the amount of such fees which the Liberty Fund and the Galaxy Funds intend to pay during the current fiscal year, are the same.


     SHAREHOLDER TRANSACTIONS AND SERVICES OF THE LIBERTY FUND AND THE GALAXY FUNDS. This section describes the shareholder transactions and services of the Liberty Fund and the Galaxy Funds.


A. SALES CHARGES, REDUCTION OF SALES CHARGES AND EXEMPTIONS


     CLASS Z SHARES AND TRUST SHARES. Class Z shares of the Liberty Fund and Trust Shares of the Galaxy Funds are offered at net asset value with no front-end or contingent deferred sales charges.



     CLASS T SHARES AND RETAIL A SHARES. Purchases of Class T shares of the Liberty Fund and Retail A Shares of the Galaxy Funds are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your investment and the current value of your account. Sales charges are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class T shares and Retail A Shares. Class T shares of the Liberty Fund and Retail A Shares of the Galaxy Funds are subject to the same sales charge schedule, except that for shares purchased without a front-end sales charge, a contingent deferred sales charge (CDSC) of 1% applies to redemptions within one year of purchase for Retail A Shares of the Galaxy Funds compared to 18 months for Class T shares of the Liberty Fund.



     In addition, the sales charge on purchases of Class T shares and Class A shares of the Liberty Funds and Retail A Shares of the Galaxy Funds is waived for certain categories of investors or transactions. The sales charges on Class T shares are waived for (i) any Galaxy shareholder who purchased Retail A Shares without a sales charge and continues to hold the shares; (ii) any Galaxy shareholder prior to December 1, 1995; and (iii) any shareholder of the Boston 1784 Funds on the date the Funds were merged into Galaxy. The sales charges on Retail A Shares are waived for: (i) any shareholder buying shares with money from another Galaxy Fund on which the shareholder has already paid a sales charge (within 90 days of redemption); (ii) an investment professional who places trades for clients and charges a fee;
(iii) an investor who buys shares through an all-inclusive fee program (wrap programs) offered by a financial institution; (iv) any Galaxy shareholder prior to December 1, 1995; and (v) any shareholder of the Boston 1784 Funds on the date the Funds were merged into Galaxy.



     CLASS G SHARES AND RETAIL B SHARES. The offering price for Class G Shares of the Liberty Fund and Retail B Shares of the Galaxy Funds is net asset value. Class G shares and Retail B Shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC. The CDSC gradually declines each year and eventually disappears over time. The Liberty Fund's or the Galaxy Funds' distributor pays your financial advisor firm an up-front commission on sales of Class G shares or Retail B Shares, as applicable. Class G shares of the Liberty Fund issued in connection with the Acquisitions in exchange for Retail B Shares of the Galaxy Funds purchased prior to January 1, 2001 will be subject to the same contingent deferred sales charge schedule and conversion feature as Retail B Shares purchased prior to January 1, 2001, except that Class G shares will convert to Class T shares. Class G shares of the Liberty Funds issued in connection with the Acquisitions in exchange for Retail B Shares of the Galaxy Funds purchased on or after January 1, 2001 and Class G shares of the Liberty Fund issued after the Acquisitions will be subject to the same contingent deferred sales charge schedule and conversion feature as Retail B Shares purchased on or after January 1, 2001, except that Class G shares will convert to Class T shares.


B. PURCHASE PROCEDURES


     The purchase procedures, including the minimum investment requirements, for Class T shares and Class G shares of the Liberty Fund and Retail A Shares and Retail B Shares of the Galaxy Funds are the same. The following chart compares the purchase procedures, including the minimum investment requirements, for Class Z shares of the Liberty Fund (as of the proposed Acquisition) with those for Trust Shares:



                                        LIBERTY FUND:                      GALAXY FUNDS:
                                       CLASS Z SHARES                      TRUST SHARES
                              ---------------------------------  ---------------------------------
Minimum Initial
Investment..................  (1) $1,000 for (a) any             None, but financial institutions
                              shareholder (as well as any        and employer-sponsored defined
                              family member or person listed on  contribution plans may have
                              an account registration for any    minimum investment requirements.
                              account of the shareholder) of a
                              fund distributed by Liberty Funds
                              Distributor, Inc. ("LFD") who (i)
                              holds Class Z shares, or (ii)
                              holds Class A shares that were
                              exchanged for Class Z shares; (b)
                              any trustee or director (or
                              family member) of any fund
                              distributed by LFD; or (c) any
                              employee (or family member) of
                              FleetBoston Financial Corporation
                              or its subsidiaries; (2) $100,000
                              for (a) clients of broker-dealers
                              or registered investment advisors
                              that both recommend the purchase
                              of fund shares and charge clients
                              an asset-based fee; and (b) any
                              insurance company, trust company,
                              bank, endowment, investment
                              company or foundation purchasing
                              shares for its own account; and
                              (3) no minimum

                                        LIBERTY FUND:                      GALAXY FUNDS:
                                       CLASS Z SHARES                      TRUST SHARES
                              ---------------------------------  ---------------------------------
                              initial investment for (a) any
                              client of Fleet National Bank
                              ("Fleet") or a subsidiary for
                              shares purchased through an asset
                              management, trust, retirement
                              plan administration, private
                              client or similar arrangement
                              with Fleet or the subsidiary; (b)
                              a retirement plan (or the
                              custodian for such a plan) with
                              aggregate plan assets of at least
                              $5 million at the time of
                              purchase and which purchases
                              shares directly from LFD or
                              through a third party
                              broker-dealer; or (c) any person
                              investing all or part of the
                              proceeds of a distribution,
                              rollover or transfer of assets
                              into a Liberty Individual
                              Retirement Account, from any
                              deferred compensation plan which
                              was a shareholder of any of the
                              funds of Liberty Acorn Trust on
                              September 29, 2000, in which the
                              investor was a participant and
                              through which the investor
                              invested in one or more of the
                              funds of Liberty Acorn Trust
                              immediately prior to the
                              distribution, transfer or
                              rollover.

Minimum Subsequent
Investments.................  None                               None

Purchase Methods............  Through a financial advisor or     Through a bank or trust
                              directly through the Liberty       institution at which you maintain
                              Fund's distributor by mail; by     a qualified account or through
                              telephone; or by wire.             your employer-sponsored defined
                                                                 contribution plan.


C. REDEMPTION PROCEDURES


     The redemption procedures for Class T shares and Class G shares of the Liberty Fund and Retail A Shares and Retail B Shares of the Galaxy Funds are generally the same. The following chart compares the redemption procedures for Class Z shares of the Liberty Fund with those for Trust Shares of the Galaxy Funds:



                                        LIBERTY FUND:                   GALAXY FUNDS:
                                        CLASS Z SHARES                   TRUST SHARES
                                ------------------------------  ------------------------------
Through an Authorized Broker-
  Dealer or Other Financial
  Institution or Adviser......  Yes                             Yes, including employer-
                                                                sponsored defined contribution
                                                                plans.
By Mail.......................  Yes                             No
By Telephone..................  Yes                             No
By Wire.......................  Yes                             No
By Systematic Withdrawal
  Plan........................  Yes                             No
By Electronic Transfer........  Yes. Retirement accounts have   No
                                special requirements



     The Liberty Fund, with respect to Class Z shares, Class T shares and Class G shares, and each Galaxy Fund with respect to Trust Shares, Retail A Shares and Retail B Shares, may impose an annual account fee of $10 if the balance in a shareholder's account drops below $1,000 because of redemptions. The shareholder will be given approximately 60 days to add to the account to avoid the charge.



     The redemption procedures for Class T shares and Class G shares of the Liberty Fund and Retail A Shares and Retail B Shares of the Galaxy Funds are generally the same.


D. ADDITIONAL SHAREHOLDER SERVICES


     The Liberty Fund, with respect to its Class Z shares, Class T shares and Class G shares, and the Galaxy Funds, with respect to their Trust Shares, Retail A Shares and Retail B Shares, offer an Automatic Investment Plan. The terms and conditions of these Plans are the same.


E. SHARE EXCHANGES


     The procedures for participating in the exchange privilege with respect to Class Z shares, Class T shares and Class G shares of the Liberty Fund are the same as the procedures for participating in the exchange privilege for Trust Shares, Retail A Shares and Retail B Shares of the Galaxy Funds.


     Liberty and Galaxy also offer automated dollar cost averaging where $100 or more each month from one fund may be used to purchase shares of the same class of another fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from.


     Class T shares of the Liberty Fund acquired in the Acquisitions may be exchanged for Class T shares or Class A shares of any other fund distributed by Liberty Funds Distributor, Inc. However, once Class T shares are exchanged for Class A shares, they cannot be exchanged back into Class T shares. Class G shares of the Liberty Funds acquired in the Acquisitions may be exchanged for Class G shares or Class B shares of any other fund distributed by Liberty Funds Distributor, Inc. However, once Class G shares are exchanged for Class B shares, they cannot be exchanged back into Class G shares. Class Z shares of the Liberty Fund acquired in the Acquisitions may be exchanged for Class Z shares and Class A shares of any fund sold by Liberty Funds Distributor, Inc.


F. PRICING OF SHARES FOR THE LIBERTY FUND AND GALAXY FUNDS

     The price per share (offering price) will be the net asset value per share ("NAV") next determined after a Liberty Fund or a Galaxy Fund receives your purchase order plus, in the case of Class T shares of the Liberty Fund and Retail A Shares of the Galaxy Funds, the applicable sales charge.

     For processing purchase and redemption orders, the NAV per share of each of the Liberty Funds is calculated on each day that the New York Stock Exchange (the "Exchange") is open for trading at the close of regular trading on the Exchange that day (usually 4:00 p.m. Eastern time). For processing purchase and redemption orders, the NAV per share of each of the Galaxy Funds is calculated on each day that the Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open as of the close of trading on the Exchange that day (usually 4:00 p.m. Eastern
Time).

G. DIVIDENDS AND DISTRIBUTIONS

     Net investment income dividends for the Liberty Fund and the Galaxy Funds are declared daily and paid monthly.

     The Liberty Fund and each Galaxy Fund declares and distributes net capital gains at least annually.

H. ADDITIONAL INFORMATION REGARDING THE PURCHASE AND SALE OF SHARES OF THE LIBERTY FUND


  How to Buy Shares


     Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
Through your financial advisor..........    Your financial advisor can help you
                                            establish your account and buy Liberty
                                            Fund shares on your behalf. To receive
                                            the current trading day's price, your
                                            financial advisor firm must receive your
                                            request prior to the close of the New
                                            York Stock Exchange (NYSE), usually 4:00
                                            p.m. Eastern time. Your financial
                                            advisor may charge you fees for
                                            executing the purchase for you.

By check (new account)..................    For new accounts send a completed
                                            application and check made payable to
                                            the Liberty Fund to the transfer agent,
                                            Liberty Funds Services, Inc., P.O. Box
                                            8081, Boston, MA 02266-8081.

By check (existing account).............    For existing accounts fill out and
                                            return the additional investment stub
                                            included in your quarterly statement, or
                                            send a letter of instruction including
                                            your fund name and account number with a
                                            check made payable to the fund to
                                            Liberty Funds Services, Inc., P.O. Box
                                            8081, Boston, MA 02266-8081.

By exchange.............................    You or your financial advisor may
                                            acquire shares for your account by
                                            exchanging shares you own in one fund
                                            for shares of the same class of the
                                            Liberty Fund at no additional cost.
                                            There may be an additional charge if
                                            exchanging from a money market fund. To
                                            exchange by telephone, call
                                            1-800-422-3737.

METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
By wire.................................    You may purchase shares by wiring money
                                            from your bank account to your Liberty
                                            Fund account. To wire funds to your Fund
                                            account, call 1-800-422-3737 to obtain a
                                            control number and the wiring
                                            instructions.

By electronic funds transfer............    You may purchase shares by
                                            electronically transferring money from
                                            your bank account to your Liberty Fund
                                            account by calling 1-800-422-3737. An
                                            electronic funds transfer may take up to
                                            two business days to settle and be
                                            considered in "good form." You must set
                                            up this feature prior to your telephone
                                            request. Be sure to complete the
                                            appropriate section of the application.

Automatic investment plan...............    You can make monthly or quarterly
                                            investments automatically from your bank
                                            account to your Liberty Fund account.
                                            You can select a pre-authorized amount
                                            to be sent via electronic funds
                                            transfer. Be sure to complete the
                                            appropriate section of the application
                                            for this feature.

Automated dollar cost averaging.........    You can purchase shares for your account
                                            by exchanging $100 or more each month
                                            from another fund for shares of the same
                                            class of the Liberty Fund at no
                                            additional cost. You must have a current
                                            balance of at least $5,000 in the fund
                                            the money is coming from. The designated
                                            amount will be exchanged on the third
                                            Tuesday of each month. Exchanges will
                                            continue so long as your fund balance is
                                            sufficient to complete the transfers.
                                            You may terminate your program or change
                                            the amount of the exchange (subject to
                                            the $100 minimum) by calling 1-800-422-
                                            3737. Be sure to complete the
                                            appropriate section of the account
                                            application for this feature.

By dividend diversification.............    You may automatically invest dividends
                                            distributed by another fund into the
                                            same class of shares of the Fund at no
                                            additional sales charge. To invest your
                                            dividends in the Fund, call
                                            1-800-345-6611.



  How to Sell Shares


     Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Liberty Fund on any regular business day that the NYSE is open.

     When the Liberty Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, if applicable, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

     The Liberty Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Liberty Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances.


METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
Through your financial advisor..........    You may call your financial advisor to
                                            place your sell order. To receive the
                                            current trading day's price, your
                                            financial advisor firm must receive your
                                            request prior to the close of regular
                                            trading on the NYSE, usually 4:00 p.m.
                                            Eastern time. Your financial advisor may
                                            charge you fees for executing a
                                            redemption for you.
By exchange.............................    You or your financial advisor may sell
                                            shares by exchanging from a fund into
                                            the same share class of another fund at
                                            no additional cost. Class Z shares may
                                            also be exchanged for Class A shares. To
                                            exchange by telephone, call
                                            1-800-422-3737.
By telephone............................    You or your financial advisor may sell
                                            shares by telephone and request that a
                                            check be sent to your address of record
                                            by calling 1-800-422-3737, unless you
                                            have notified the Liberty Fund of an
                                            address change within the previous 30
                                            days. The dollar limit for telephone
                                            sales is $100,000 in a 30-day period.
                                            You do not need to set up this feature
                                            in advance of your call. Certain
                                            restrictions apply to retirement ac-
                                            counts. For details, call
                                            1-800-345-6611.
By mail.................................    You may send a signed letter of
                                            instruction or stock power form along
                                            with any share certificates to be sold
                                            to the address below. In your letter of
                                            instruction, note the fund's name, share
                                            class, account number, and the dollar
                                            value or number of shares you wish to
                                            sell. All account owners must sign the
                                            letter, and signatures must be
                                            guaranteed by either a bank, a member
                                            firm of a national stock exchange or
                                            another eligible guarantor institution.
                                            Additional documentation is required for
                                            sales by corporations, agents,
                                            fiduciaries, surviving joint owners and
                                            individual retirement account owners.
                                            For details, call 1-800-345-6611.
                                            Mail your letter of instruction to
                                            Liberty Funds Services, Inc., P.O. Box
                                            8081, Boston, MA 02266-8081.
By wire.................................    You may sell shares and request that the
                                            proceeds be wired to your bank. You must
                                            set up this feature prior to your
                                            telephone request. Be sure to complete
                                            the appropriate section of the account
                                            application for this feature.

METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
By systematic withdrawal plan...........    You may automatically sell a specified
                                            dollar amount or percentage of your
                                            account on a monthly, quarterly or
                                            semi-annual basis and have the proceeds
                                            sent to you if your account balance is
                                            at least $5,000. This feature is not
                                            available if you hold your shares in
                                            certificate form. All dividend and
                                            capital gains distributions must be
                                            reinvested. Be sure to complete the
                                            appropriate section of the account
                                            application for this feature.
By electronic funds transfer............    You may sell shares and request that the
                                            proceeds be electronically transferred
                                            to your bank. Proceeds may take up to
                                            two business days to be received by your
                                            bank. You must set up this feature prior
                                            to your request. Be sure to complete the
                                            appropriate section of the account
                                            application for this feature.



  Fund Policy on Trading of Fund Shares


     The Liberty Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Liberty Fund expenses. In order to promote the best interests of the Liberty Fund, the Liberty Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Liberty Fund. The fund into which you would like to exchange also may reject your request.


  Share Certificates


     Share certificates are not available for Class T shares, Class G shares, Class B shares or Class Z shares of the Liberty Fund. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

                                 GALAXY FUND II

                         GALAXY II MUNICIPAL BOND FUND


             ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2621


Dear Shareholder:


     The Galaxy II Municipal Bond Fund will hold a special meeting of shareholders on October 18, 2002, at 2:00 p.m. (Eastern Time). At this meeting, shareholders of the Fund will be asked to vote on the proposed acquisition of their fund by the Liberty Intermediate Tax Exempt Bond Fund, which is one of a number of fund acquisitions and liquidations recommended by Columbia Management Group, Inc. ("Columbia"), the new parent company of the investment advisers to the Funds. Columbia's overall goal in proposing these fund acquisitions and liquidations is two-fold. First, by merging funds with similar investment strategies, Columbia can create larger, more efficient funds. Second, by consolidating its investment product line, Columbia can concentrate its portfolio management and distribution resources on a more focused group of portfolios.



     Columbia specifically recommended the acquisition of the Galaxy II Municipal Bond Fund because of the relatively small size of the fund and its inability to attract significant assets. More information on the specific details and reasons for the Fund's acquisition are contained in the enclosed Combined Prospectus and Proxy Statement. Please read it carefully.



     THE TRUSTEES OF GALAXY FUND II UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE ACQUISITION OF YOUR FUND.


     This special meeting will be held at Galaxy Fund II's offices located at One Financial Center, Boston, Massachusetts. While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. Your fund has retained the services of PROXY ADVANTAGE, a division of PFPC Inc., to assist shareholders with the voting process. As we get closer to October 18th, shareholders who have not yet voted may receive a call from PROXY ADVANTAGE reminding them to exercise their right to vote.


     YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY PHONE, BY INTERNET OR IN PERSON. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE.



     If you have any questions regarding the enclosed Combined Prospectus and Proxy Statement, please call PROXY ADVANTAGE at 1-866-619-0984.


     We appreciate your participation and prompt response in these matters and thank you for your continued support.

                                          Sincerely,

                                          -s- Dwight E. Vicks Jr.

                                          Dwight E. Vicks, Jr.,
                                          Chairman of the Board of Trustees
                                          Galaxy Fund II


August 26, 2002



G-60/735K-0702

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                          TO BE HELD OCTOBER 18, 2002


                                 GALAXY FUND II

                         GALAXY II MUNICIPAL BOND FUND



     NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Galaxy II Municipal Bond Fund will be held at 2:00 p.m. Eastern Time on Friday, October 18, 2002, at the offices of Galaxy Fund II, One Financial Center, Boston, Massachusetts 02111-2621, for these purposes:



          1. To approve an Agreement and Plan of Reorganization providing for
     (1) the sale of all of the assets of the Galaxy II Municipal Bond Fund to, and the assumption of all of the liabilities of the Galaxy II Municipal Bond Fund by, the Liberty Intermediate Tax Exempt Bond Fund in exchange for shares of the Liberty Intermediate Tax Exempt Bond Fund and the distribution of such shares to the shareholders of the Galaxy II Municipal Bond Fund in complete liquidation of the Galaxy II Municipal Bond Fund and
     (2) the deregistration of Galaxy Fund II as an investment company under the Investment Company Act of 1940, as amended, and (3) Galaxy Fund II's termination as a Massachusetts business trust under Massachusetts law.


          2. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

     Shareholders of record at the close of business on August 2, 2002, are entitled to notice of and to vote at the meeting and any adjourned session.

                                          By order of the Board of Trustees,

                                          -s- W. Bruce McConnel

                                          W. Bruce McConnel, Secretary


August 26, 2002



     YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY PHONE, BY MAIL, BY INTERNET OR IN PERSON. SEE THE ENCLOSED PROXY INSERT FOR INSTRUCTIONS.

                    COMBINED PROSPECTUS AND PROXY STATEMENT


                                AUGUST 26, 2002



                ACQUISITION OF THE ASSETS AND LIABILITIES OF THE


                         GALAXY II MUNICIPAL BOND FUND

                               c/o Galaxy Fund II
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-345-6611


                      BY AND IN EXCHANGE FOR SHARES OF THE


                   LIBERTY INTERMEDIATE TAX EXEMPT BOND FUND

                           c/o Liberty Funds Trust V
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-426-3750

                               TABLE OF CONTENTS


QUESTIONS AND ANSWERS.......................................    3
PROPOSAL -- Acquisition of the Galaxy II Municipal Bond Fund
            by the Liberty Intermediate Tax Exempt Bond
            Fund............................................   11
  The Proposal..............................................   11
  Principal Investment Risks................................   11
  Information About the Acquisition of the Galaxy II Fund...   12
GENERAL.....................................................   23
  Voting Information........................................   23
Appendix A -- Agreement and Plan of Reorganization..........  A-1
Appendix B -- Fund Information..............................  B-1
Appendix C -- Management's Discussion of Fund Performance
              for the Galaxy Intermediate Tax-Exempt Bond
              Fund..........................................  C-1
Appendix D -- Information Applicable to Class Z Shares of
              the Liberty Fund and Shares of the Galaxy II
              Fund..........................................  D-1



     This Combined Prospectus and Proxy Statement ("Prospectus/Proxy") contains information you should know before voting on the Agreement and Plan of Reorganization relating to the proposed acquisition of the Galaxy II Municipal Bond Fund (the "Galaxy II Fund") by the Liberty Intermediate Tax-Exempt Bond Fund (the "Liberty Fund") (together with the Other Acquisitions as defined below, each an "Acquisition" and together, the "Acquisitions") at a Special Meeting of Shareholders of the Galaxy II Fund (the "Meeting"), which will be held at 2:00 p.m. Eastern Time on October 18, 2002, at the offices of Galaxy Fund II ("Galaxy II"), One Financial Center, Boston, Massachusetts 02111-2621. The Galaxy II Fund and Liberty Fund are each registered, open-end management investment companies (mutual funds). Please read this Prospectus/Proxy and keep it for future reference.



     The Proposal in this Prospectus/Proxy relates to the proposed acquisition of the Galaxy II Fund by the Liberty Fund. If the Acquisition occurs, you will become a shareholder of the Liberty Fund. If the Agreement and Plan of Reorganization is approved by the shareholders of the Galaxy II Fund and the related Acquisition occurs, the Galaxy II Fund will transfer all of the assets and liabilities attributable to its shares to the Liberty Fund in exchange for Class Z shares of the Liberty Fund with the same aggregate net asset value as the net value of the assets and liabilities transferred. After that exchange, the Class Z shares received by the Galaxy II Fund will be distributed pro rata to the Galaxy II Fund's shareholders. At the same time that the Galaxy II Fund is reorganized into the Liberty Fund, it is expected that the Galaxy Tax-Exempt Bond Fund (the "Galaxy Bond Fund") and Galaxy Intermediate Tax-Exempt Bond Fund (the "Galaxy Intermediate Fund" and, together with the Galaxy Bond Fund, the "Galaxy Funds") of The Galaxy Fund ("Galaxy") and the Stein Roe Intermediate Municipals Fund (the "Stein Roe Fund" and, together with the Galaxy Bond Fund, Galaxy Intermediate Fund and Galaxy II Fund, each, an "Acquired Fund" and together, the "Acquired Funds") of the Liberty-Stein Roe Funds Municipal Trust ("Liberty-Stein Roe") will also be reorganized into the Liberty Fund. Consummation of the Acquisition of each of the Galaxy II Fund, Galaxy Bond Fund and Stein Roe Fund is conditioned upon approval and consummation of the Acquisition of the Galaxy Intermediate Fund.



     In addition to offering shares in the Galaxy II Fund, Galaxy II offers shares in other series (the "Other Galaxy II Funds"). Shareholders of the Other Galaxy II Funds are voting on similar agreements and plans of reorganization that, in a like manner, would provide for the reorganization of the Other Galaxy II Funds into designated classes of corresponding portfolios of Liberty Funds Trust V ("Liberty V"), of which the Liberty Fund is a series, or Liberty Funds Trust III or Liberty-Stein Roe Funds Investment Trust, two other investment companies in the Liberty Funds complex (the "Other Galaxy II Acquisitions"). If the Agreement and Plan of Reorganization that is the subject of this Prospectus/Proxy as well as the Other Galaxy II Acquisitions are approved and consummated, Galaxy II will have transferred all of its assets and liabilities and will deregister as a registered investment company and terminate its existence under Massachusetts law.



     Please review this Proposal carefully. The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this Prospectus/Proxy by reference:



     - The Prospectus for the Galaxy II Fund dated July 29, 2002.



     - The Statement of Additional Information for the Galaxy II Fund dated July 29, 2002.



     - Management's Discussion of Fund Performance, the Report of Independent Accountants and the financial statements included in the Annual Report to Shareholders for the Galaxy II Fund dated March 31, 2002.



     - The Prospectuses for the Galaxy Intermediate Fund dated February 28, 2002, as supplemented on July 3, 2002.



     - The Statement of Additional Information for the Galaxy Intermediate Fund dated February 28, 2002, as supplemented on July 3, 2002.



     - Management's Discussion of Fund Performance, the Report of Independent Accountants and the financial statements included in the Annual Report to Shareholders dated October 31, 2001, as supplemented on April 1, 2001, and the financial statements included in the Semi-Annual Report to Shareholders dated April 30, 2002 of the Galaxy Intermediate Fund.



     - The Statement of Additional Information for the Liberty Fund dated August 26, 2002 relating to this Prospectus/Proxy.



     The Galaxy II Fund has previously sent its Annual Report to its shareholders. For a free copy of the Report or any of the other documents listed above, you may call 1-800-426-3750, or you may write to the Galaxy II Fund at the address listed on the cover of this Prospectus/Proxy. You may also obtain many of these documents by accessing the Internet site for the Galaxy II Fund at www.galaxyfunds.com. Text-only versions of all the Galaxy II Fund and Galaxy Intermediate Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet site at www.sec.gov. You can review and copy information about the Funds by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0102. In addition, these materials can be inspected and copied at the SEC's regional offices at The Woolworth Building, 233 Broadway, New York, New York 10279 or 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.



     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS/PROXY IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             QUESTIONS AND ANSWERS


THE FOLLOWING QUESTIONS AND ANSWERS PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITION OF THE GALAXY II FUND AND OF THE INFORMATION CONTAINED IN THIS PROSPECTUS/PROXY. PLEASE REVIEW THE FULL PROSPECTUS/PROXY PRIOR TO CASTING YOUR VOTE.



1.  WHAT IS BEING PROPOSED?



The Trustees of Galaxy II are recommending that the Liberty Fund acquire the Galaxy II Fund. This means that the Liberty Fund would acquire all of the assets and liabilities of the Galaxy II Fund in exchange for shares of the Liberty Fund. The Liberty Fund is a new "shell" portfolio of Liberty V which has generally similar investment goal, policies, strategies and restrictions as the Galaxy II Fund and the same investment objective, policies, strategies and restrictions as the Galaxy Intermediate Fund. If the Acquisition relating to the Galaxy II Fund is approved and the Acquisition is consummated, your shares of the Galaxy II Fund will be cancelled and you will receive shares of the Liberty Fund with an aggregate net asset value equal to the aggregate net asset value of your Galaxy II Fund shares as of the business day before the closing of the Galaxy II Fund's Acquisition. The Acquisition of the Galaxy II Fund is currently scheduled to take place on or around December 6, 2002, or such other date as the parties may agree. At the same time that the Galaxy II Fund is acquired by the Liberty Fund, it is expected that the Galaxy Bond Fund, Galaxy Intermediate Fund and Stein Roe Fund will also be acquired by the Liberty Fund (the "Other Acquisitions"). Consummation of the Acquisitions of the Galaxy Bond Fund, Galaxy Intermediate Fund and Stein Roe Fund are subject to the approval of the shareholders of the Galaxy Bond Fund, Galaxy Intermediate Fund and Stein Roe Fund, respectively. Note that the closing of the Acquisition of each of the Galaxy II Fund, Galaxy Bond Fund and Stein Roe Fund is conditioned on the closing of the Acquisition of the Galaxy Intermediate Fund. The closing of the Acquisition of the Galaxy II Fund is not, however, conditioned on the closing of any of the Other Galaxy II Acquisitions. Accordingly, in the event that the shareholders of the Galaxy II Fund approve its Acquisition, it is expected that the approved Acquisition will, subject to the terms of the Agreement and Plan of Reorganization, take place as described in this Prospectus/Proxy, even if the shareholders of one or more Other Galaxy II Funds or either or both of the Galaxy Bond Fund and Stein Roe Fund have not approved their respective Acquisition(s), but will not take place if shareholders of the Galaxy Intermediate Fund have not approved its Acquisition.



2.  WHY ARE THE ACQUISITIONS BEING PROPOSED?



Fleet Investment Advisors Inc. ("FIA"), the investment adviser to the Galaxy II Fund and the Liberty Fund, and several other investment advisory firms (the "Columbia Affiliates") are part of a larger organization known as Columbia Management Group, Inc. ("Columbia"). FIA and the Columbia Affiliates manage mutual fund portfolios that are offered by three separate fund families -- the Galaxy Funds, Liberty Funds and Columbia Funds (collectively, the "Columbia Group Funds"). Columbia has proposed a number of fund acquisitions and liquidations involving the Columbia Group Funds in addition to the Acquisitions described in this Prospectus/Proxy. The overall purposes of these fund acquisitions and liquidations include consolidating and rationalizing the product offerings of the Columbia Group Funds, creating larger, more efficient funds, and permitting Columbia to concentrate its portfolio management and distribution resources on a more focused group of portfolios.



The Trustees of Galaxy II recommend approval of the Acquisition of the Galaxy II Fund because it offers shareholders of the Galaxy II Fund the opportunity to invest in a larger fund (allowing the potential for more efficient operation by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base). In reviewing the Acquisition, the Trustees also considered the following matters:



     - because the Galaxy II Fund is too small to be economically viable without fee waivers and expense reimbursements, and has been unable to achieve meaningful sales growth that over time could reduce expenses, the Trustees of Galaxy II have approved the liquidation of the Galaxy II Fund (pending shareholder approval) if the Acquisition is not approved;

     - based on estimated expense ratios as of March 31, 2002, shareholders are expected to experience higher expenses;


     - shareholders of the Galaxy II Fund will move into a fund with a better long-term performance record; and



     - the Acquisition is expected to be tax-free for shareholders of the Galaxy II Fund who choose to remain shareholders of the Liberty Fund, while liquidation would be a realization event for tax purposes.



Please review "Reasons for the Acquisition" in the "Information About the Acquisition" section under "Proposal" in this Prospectus/Proxy for more information regarding the factors considered by the Galaxy II Trustees.



3. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE GALAXY II FUND AND LIBERTY FUND COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITIONS?



The following tables allow you to compare the sales charges and management fees and expenses of the Galaxy II Fund with those that Columbia expects to be applicable to the combined fund in the first year following the Acquisitions. As part of the Acquisition of the Galaxy II Fund, shareholders of the Galaxy II Fund will receive Class Z shares of the Liberty Fund. Annual Fund Operating Expenses are paid by each Fund. They include management fees and administrative costs, including pricing and custody services. The Annual Fund Operating Expenses shown in the table below represent expenses for the last fiscal year for each of the Galaxy Bond Fund and Galaxy Intermediate Fund (for the fiscal year ended October 31, 2001), the Stein Roe Fund (for the fiscal year ended June 30, 2002) and the Galaxy II Fund (for the fiscal year ended March 31, 2002) and those expected to be incurred by the combined fund on a pro forma basis (after giving effect to all of the Acquisitions) and based on pro forma combined net assets as of March 31, 2002. In addition, following the presentation of that detailed information, Annual Fund Operating Expenses and Example Expenses are presented on a pro forma combined basis for each possible scenario in which the Liberty Fund acquires the Galaxy II Fund and one or more but not all of the other Acquired Funds.



Based on estimated expenses as of March 31, 2002, the Liberty Fund's pro forma combined total annual fund operating expenses are expected to be higher than the expenses incurred by the Galaxy II Fund. Shareholders of the Galaxy II Fund are expected to experience an increase of 0.07% in total annual fund operating expenses (after waivers).



SHAREHOLDER FEES

(paid directly from your investment)


                                                                                     GALAXY
                                                        GALAXY II   GALAXY BOND   INTERMEDIATE
                                                         FUND(1)    FUND(1),(2)   FUND(1),(2)
                                                        ---------   -----------   ------------
                                                         SHARES        TRUST         TRUST
Maximum sales charge (load) on purchases (%) (as a
percentage of the offering price)                         None         None           None
----------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions
(%) (as a percentage of the lesser of purchase price
or redemption price)                                      None         None           None
----------------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                                   (3)          (3)            (3)

                                                                            LIBERTY FUND
                                                              STEIN ROE      (PRO FORMA
                                                               FUND(4)      COMBINED)(1)
                                                              ----------    -------------
                                                               CLASS S         CLASS Z
Maximum sales charge (load) on purchases (%) (as a
percentage of the offering price)                                None           None
-----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%) (as
a percentage of the lesser of purchase price or redemption
price)                                                           None           None
-----------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if
applicable)                                                      (5)             (3)


---------------

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(2) The Galaxy Funds also offer Retail A Shares and Retail B Shares and as part of their Acquisitions will also receive Class T shares and Class G shares of the Liberty Fund.



(3) There is a $7.50 charge for wiring redemption proceeds to your bank.



(4) A $5 fee per quarter may be charged, under certain circumstances, to accounts that fall below $2,000.



(5) There is a $7 charge for wiring redemption proceeds to your bank.



ANNUAL FUND OPERATING EXPENSES

(deducted directly from Fund assets)


                                                    GALAXY II      GALAXY BOND
                                                       FUND            FUND
                                                   (FISCAL YEAR    (FISCAL YEAR
                                                      ENDED           ENDED           GALAXY
                                                    MARCH 31,      OCTOBER 31,     INTERMEDIATE
                                                      2002)           2001)            FUND
                                                   ------------    ------------    ------------
                                                      SHARES          TRUST           TRUST
Management fee (%)                                     0.25            0.75(6)         0.75(7)
-----------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)              None            None            None
-----------------------------------------------------------------------------------------------
Other expenses (%)                                     0.35            0.16            0.14
-----------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)               0.60            0.91(6)         0.89(7)



                                                               STEIN ROE
                                                                  FUND
                                                              (FISCAL YEAR
                                                                 ENDED        LIBERTY FUND
                                                                JUNE 30,       (PRO FORMA
                                                                 2002)         COMBINED)
                                                              ------------    ------------
                                                                CLASS S         CLASS Z
Management fee (%)                                                 0.58(8)        0.75(9)
------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                          None           None
------------------------------------------------------------------------------------------
Other expenses (%)                                                 0.28           0.13
------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                           0.86(8)        0.88(9)


---------------

(6) FIA is waiving a portion of the management fees for the Galaxy Bond Fund so that such fees are expected to be 0.55%. Total fund operating expenses after this waiver are expected to be 0.71%. This fee waiver is voluntary and may be revised or discontinued at any time.



(7) FIA is waiving a portion of the management fees for the Galaxy Intermediate Fund so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.69%. This fee waiver is voluntary and may be revised or discontinued at any time.



(8) The Stein Roe Fund pays a management fee of 0.44% and an administration fee of 0.14%. The Stein Roe Fund's adviser has voluntarily agreed to reimburse the Stein Roe Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70%. As a result, the actual management fee would be 0.42% and total annual fund operating expenses would be 0.70%. This arrangement may be modified or terminated at any time.



(9) FIA intends to waive a portion of the management fees so that such fees are expected to be 0.54%. Total annual fund operating expenses after this fee waiver are expected to be 0.67%. FIA has undertaken to maintain this fee waiver through the first anniversary of the consummation of the Acquisition, after which this arrangement may be modified or terminated at any time.

Whether one or more Acquisitions occur will affect the total Annual Fund Operating Expenses of the Liberty Fund on a pro forma combined basis after the Acquisition(s). The tables below present the pro forma combined total Annual Fund Operating Expenses assuming in each case that the Liberty Fund acquires the Galaxy II Fund and one or more, but not all, of the other Acquired Funds.


If only the Acquisitions of the Galaxy II Fund and Galaxy Intermediate Fund were to occur, the Total Annual Fund Operating Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                                    LIBERTY FUND
                                                                (PRO FORMA COMBINED)
                                                                --------------------
                                                                      CLASS Z
Management fee (%)                                                      0.75(12)
------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                               None
------------------------------------------------------------------------------------
Other expenses (%)                                                      0.15
------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                0.90(12)


---------------

(12) FIA intends to waive a portion of the management fees so that such fees are expected to be 0.55%. Total annual fund operating expenses after this fee waiver are expected to be 0.70%. FIA has undertaken to maintain this fee waiver through the first anniversary of the consummation of the Acquisition, after which this arrangement may be modified or terminated at any time.



If only the Acquisitions of the Galaxy II Fund, Galaxy Bond Fund and Galaxy Intermediate Fund were to occur, the Total Annual Fund Operating Expenses of the Liberty Fund on a pro forma combined basis would be as follows:



                                                                  LIBERTY FUND
                                                              (PRO FORMA COMBINED)
                                                              --------------------
                                                                    CLASS Z
Management fee (%)                                                    0.75(14)
----------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                             None
----------------------------------------------------------------------------------
Other expenses (%)                                                    0.13
----------------------------------------------------------------------------------
Total annual fund operating expenses (%)                              0.88(14)


---------------

(14) FIA intends to waive a portion of the management fees so that such fees are expected to be 0.55%. Total annual fund operating expenses after this fee waiver are expected to be 0.68%. FIA has undertaken to maintain this fee waiver through the first anniversary of the consummation of the Acquisition, after which this arrangement may be modified or terminated at any time.


If only the Acquisitions of the Galaxy II Fund, Galaxy Intermediate Fund and Stein Roe Fund were to occur, the Total Annual Fund Operating Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                                  LIBERTY FUND
                                                              (PRO FORMA COMBINED)
                                                              --------------------
                                                                    CLASS Z
Management fee (%)                                                    0.75(16)
----------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                             None
----------------------------------------------------------------------------------
Other expenses (%)                                                    0.15
----------------------------------------------------------------------------------
Total annual fund operating expenses (%)                              0.90(16)


---------------


(16) FIA intends to waive a portion of the management fees so that such fees are expected to be 0.55%. Total annual fund operating expenses after this fee waiver are expected to be 0.70%. FIA has undertaken to maintain this fee waiver through the first anniversary of the consummation of the Acquisition, after which this arrangement may be modified or terminated at any time.

EXAMPLE EXPENSES


Example Expenses help you compare the cost of investing in the Galaxy II Fund currently with the cost of investing in the Liberty Fund on a pro forma combined basis and also allow you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The following hypothetical conditions were used in performing the calculations:

     - $10,000 initial investment

     - 5% total return for each year

     - Each Fund's operating expenses remain the same

     - Reinvestment of all dividends and distributions


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
GALAXY BOND FUND
Trust                                                       $93       $290       $504       $1,120
---------------------------------------------------------------------------------------------------
GALAXY INTERMEDIATE FUND
Trust                                                       $91       $284       $493       $1,096
---------------------------------------------------------------------------------------------------
STEIN ROE FUND
Class S                                                     $88       $274       $477       $1,061
---------------------------------------------------------------------------------------------------
GALAXY II FUND
Shares                                                      $61       $192       $335       $  750
---------------------------------------------------------------------------------------------------
LIBERTY FUND(PRO FORMA COMBINED)
Class Z                                                     $90       $281       $488       $1,084
---------------------------------------------------------------------------------------------------


The pro forma combined Example Expenses detailed above assume that all of the Acquisitions occur. The tables below present the pro forma combined Example Expenses assuming in each case that the Acquisition of the Galaxy II Fund occurs, but that the Acquisitions of less than all the other Acquired Funds occur.


If only the Acquisition of the Galaxy II Fund were to occur, the Example Expenses of the Liberty Fund on a pro forma combined basis would be as follows:



                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS

LIBERTY FUND (PRO FORMA COMBINED)
Class Z                                                     $92       $287       $498       $1,108
---------------------------------------------------------------------------------------------------


If only the Acquisitions of the Galaxy II Fund and Galaxy Bond Fund were to occur, the Example Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS

LIBERTY FUND (PRO FORMA COMBINED)
Class Z                                                     $90       $281       $488       $1,084
---------------------------------------------------------------------------------------------------


If only the Acquisitions of the Galaxy II Fund and Galaxy Intermediate Fund were to occur, the Example Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS

LIBERTY FUND (PRO FORMA COMBINED)
Class Z                                                     $92       $287       $498       $1,108
---------------------------------------------------------------------------------------------------

If only the Acquisitions of the Galaxy II Fund and Stein Roe Fund were to occur, the Example Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
LIBERTY FUND (PRO FORMA COMBINED)
Class Z                                                     $92       $287       $498       $1,108
---------------------------------------------------------------------------------------------------


If only the Acquisitions of the Galaxy II Fund, Galaxy Bond Fund and Galaxy Intermediate Fund were to occur, the Example Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS

LIBERTY FUND (PRO FORMA COMBINED)
Class Z                                                     $90       $281       $488       $1,084
---------------------------------------------------------------------------------------------------


If only the Acquisitions of the Galaxy II Fund, Galaxy Bond Fund and Stein Roe Fund were to occur, the Example Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS

LIBERTY FUND (PRO FORMA COMBINED)
Class Z                                                     $90       $281       $488       $1,084
---------------------------------------------------------------------------------------------------


If only the Acquisitions of the Galaxy II Fund, Galaxy Intermediate Fund and Stein Roe Fund were to occur, the Example Expenses of the Liberty Fund on a pro forma combined basis would be as follows:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS

LIBERTY FUND (PRO FORMA COMBINED)
Class Z                                                     $92       $287       $498       $1,108
---------------------------------------------------------------------------------------------------


The projected post-Acquisition pro forma Annual Fund Operating Expenses and Example Expenses presented above are based upon numerous material assumptions, including that (1) the current contractual agreements will remain in place and
(2) certain fixed costs involved in operating the Acquired Funds are eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which are beyond the control of the Liberty Fund or Columbia.


4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE GALAXY II FUND AND LIBERTY FUND COMPARE?


The Galaxy II Fund and Liberty Fund have generally similar investment goals, strategies and policies. This table compares the investment goals and principal investment strategies of the Galaxy II Fund and the Liberty Fund.


                  GALAXY II FUND                                             LIBERTY FUND
INVESTMENT GOAL: The Fund seeks to provide inves-         INVESTMENT GOAL: The Fund seeks to provide inves-
tors with the highest level of income exempt from         tors with current income, exempt from federal
regular federal income tax consistent with prudent        income tax, consistent with preservation of
investment management and preservation of cap-            capital.
ital.
PRINCIPAL INVESTMENT STRATEGIES: The Fund seeks to        PRINCIPAL INVESTMENT STRATEGIES: The Liberty Fund
achieve its goal as follows:                              seeks to achieve its goal as follows:
- Under normal circumstances, the Fund invests            - The Fund normally invests at least 80% of its net
  substantially all (at least 80%) of its net               assets plus any borrowings for investment pur-
  assets in municipal bonds and other municipal             poses in municipal securities that pay interest
  securities

                  GALAXY II FUND                                             LIBERTY FUND
  that pay interest which is exempt from federal            which is exempt from federal income tax (in-
  income taxes (including the federal alternative           cluding the AMT) or in mutual funds that invest
  minimum tax ("AMT")).                                     in municipal securities.
- Municipal securities purchased by the Fund may          - The Fund may also invest up to 20% of its net
  include general obligation securities, revenue            assets in taxable obligations, such as U.S. Gov-
  securities and private activity bonds. The                ernment obligations, corporate bonds, money
  interest on private activity bonds may be subject         market instruments, including commercial paper
  to the AMT. Investments in private activity bonds         and bank obligations, and repurchase agree-
  subject to the AMT will normally not exceed 20%           ments.
  of the Fund's net assets and will not be treated
  as investments in tax-exempt municipal securities
  for purposes of the 80% requirement stated above.       - Municipal securities purchased by the Fund may
                                                            include general obligation securities, revenue
                                                            securities and private activity bonds. (The
- In selecting portfolio securities for the Fund,           interest on private activity bonds may be subject
  the Adviser evaluates the suitability of                  to the AMT. Investments in private activity bonds
  available bonds according to such factors as              will not be treated as investments in municipal
  creditworthiness, maturity, liquidity and                 securities for purposes of the 80% requirement
  interest rates. It also determines the                    stated above.)
  appropriate allocation of the Fund's assets among
  various geographic regions, issuers and industry
  sectors.                                                - Nearly all of the Fund's investments will be of
                                                            investment grade quality, i.e. securities with
                                                            one of the top four ratings assigned by S&P or
- Nearly all of the Fund's investments will be of           Moody's, or unrated securities determined by the
  investment grade quality. Investment grade secu-          Fund's adviser to be of comparable quality. The
  rities have one of the top four ratings assigned          Fund's adviser expects, however, that most of the
  by Standard & Poor's Ratings Group ("S&P") or             securities purchased by the Fund will have one of
  Moody's Investors Service, Inc. ("Moody's"), or           the top three ratings assigned by S&P or Moody's,
  unrated securities determined by the Adviser to           or will be unrated securities determined by the
  be of comparable quality. Under normal market             adviser to be of comparable quality. Occa-
  conditions, the Fund will invest at least 65% of          sionally, the rating of a security held by the
  its total assets in securities that have one of           Fund may be downgraded to below investment grade.
  the top three ratings assigned by S&P or Moody's,         If that happens, the Fund doesn't have to sell
  or another nationally recognized statistical              the security, unless the adviser determines that
  ratings organization ("NRSRO"), or unrated                under the circumstances the security is no longer
  securities determined by the Fund's investment            an appropriate investment for the Fund. However,
  adviser to be of comparable quality.                      the Fund will sell promptly any securities that
  Occasionally, the rating of a security held by            are not rated investment grade by either S&P or
  the Fund may be downgraded to below investment            Moody's if the securities exceed 5% of the Fund's
  grade. If that happens, the Fund doesn't have to          net assets.
  sell the security, unless the adviser determines
  that, under the circumstances, the security is no
  longer an appropriate investment for the Fund.          - The Fund is permitted to invest in municipal
  However, the Fund will sell promptly any                  securities with any maturity. However, under
  securities that are not rated investment grade by         normal circumstances, the Fund's average weighted
  either S&P, Moody's or another NRSRO if the               maturity will be between 5 and 10 years.
  securities exceed 5% of the Fund's net assets.
- The Fund's average weighted maturity will vary

                  GALAXY II FUND                                             LIBERTY FUND
  from time to time depending on current economic         - The Fund may, from time to time, invest as a
  and market conditions and the adviser's                   hedging strategy in a limited amount of futures
  assessment of probable changes in interest rates.         contracts or options on futures contracts. The
  However, under normal market conditions, the Fund         Fund may only use futures contracts and options
  expects to maintain a weighted average maturity           on futures contracts, commonly referred to as
  of between 5 and 10 years. There is no limit on           derivatives, in an effort to offset unfavorable
  the maturity of any individual security or the            changes in the value of securities held by the
  Fund.                                                     Fund for investment purposes.
- The Fund will sell a portfolio security when, as        - The Fund will sell a portfolio security when, as
  a result of changes in the economy or the               a result of changes in the economy or the perform-
  performance of the security or other                      ance of the security or other circumstances, the
  circumstances, the adviser believes that holding          Fund's adviser believes that holding the security
  the security is no longer consistent with the             is no longer consistent with the Fund's invest-
  Fund's investment objective.                              ment objective.



Shareholders of the Galaxy II Fund should note that although the investment goals and strategies of the Liberty Fund are generally similar to those of the Galaxy II Fund, there may be some differences in the investment approach of the combined fund. In particular, the Liberty Fund may from time to time invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts.



For more information concerning investment policies and restrictions, see each Fund's Statement of Additional Information.



5.  WHAT CLASS OF LIBERTY FUND SHARES WILL I RECEIVE IF THE ACQUISITION OCCURS?



You will receive Class Z shares of the Liberty Fund. For more information on the characteristics of the Liberty Fund Class Z shares you will receive in comparison to the shares you currently own, please see the section "Information About the Acquisition of the Galaxy II Fund -- Shares You Will Receive" in the "Proposal" section of this Prospectus/Proxy and Appendix D.



6. WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITION OF THE GALAXY II FUND?


The Acquisition of the Galaxy II Fund is expected to be tax-free to you for federal income tax purposes. This means that neither you nor the Galaxy II Fund is expected to recognize a gain or loss as a result of the Acquisition of the Galaxy II Fund.

Immediately prior to the Acquisition, the Galaxy II Fund will declare and pay a distribution of all net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, to its shareholders.

The cost basis and holding period of your Galaxy II Fund shares are expected to carry over to your new shares in the Liberty Fund.

                                    PROPOSAL
            ACQUISITION OF THE GALAXY II MUNICIPAL BOND FUND BY THE

                   LIBERTY INTERMEDIATE TAX EXEMPT BOND FUND



THE PROPOSAL



     Shareholders of the Galaxy II Fund are being asked to approve the Agreement and Plan of Reorganization dated June 19, 2002, among Galaxy II on behalf of the Galaxy II Fund, Liberty V on behalf of the Liberty Fund, and Columbia. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Galaxy II Fund by the Liberty Fund under the Agreement and Plan of Reorganization.



PRINCIPAL INVESTMENT RISKS



     All of the principal risks applicable to the Galaxy II Fund and the Liberty Fund are described in the table below. While the Liberty Fund has investment goals, policies and strategies that are generally similar to those of the Galaxy II Fund, there are some differences. As a result, the Acquisition will expose the shareholders of the Galaxy II Fund to the following additional principal risk (capitalized term is described in the table that follows this discussion): Hedging Risk.



PRINCIPAL RISK                                                  FUNDS SUBJECT TO RISK
-------------------------------------------------------------------------------------
INTEREST RATE RISK -- The prices of debt securities,            Galaxy II Fund
including municipal securities, tend to move in the opposite
direction to interest rates. When rates are rising, the         Liberty Fund
prices of debt securities tend to fall. When rates are
falling, the prices of debt securities tend to rise.
Generally, the longer the time until maturity, the more
sensitive the price of a debt security is to interest rate
changes.
-------------------------------------------------------------------------------------
CREDIT RISK -- The value of debt securities, including          Galaxy II Fund
municipal securities, also depends on the ability of issuers
to make principal and interest payments. If an issuer can't     Liberty Fund
meet its payment obligations or if its credit rating is
lowered, the value of its debt securities will fall. The
debt securities which have the lowest of the top four
ratings assigned by S&P, Moody's or another NRSRO have
speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities
to make payments of principal and interest than is the case
with higher-rated securities. The ability of a state or
local government issuer to make payments can be affected by
many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from
limited revenue sources or by private entities.
-------------------------------------------------------------------------------------
PREPAYMENT/EXTENSION RISK -- Changes in interest rates may      Galaxy II Fund
cause certain municipal securities held by a Fund to be paid
off much sooner or later than expected, which could             Liberty Fund
adversely affect the Fund's value. In the event that a
security is paid off sooner than expected because of a
decline in interest rates, a Fund may be unable to recoup
all of its initial investment and may also suffer from
having to reinvest in lower-yielding securities. In the
event of a later than expected payment because of a rise in
interest rates, the value of the obligation will decrease
and a Fund may suffer from the inability to invest in
higher-yielding securities.
-------------------------------------------------------------------------------------
HEDGING RISK -- The Fund may invest in derivatives, such as     Liberty Fund
futures and options on futures, to hedge against market
risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in
opposite direction to the hedge. These instruments may be
leveraged so that small changes may produce disproportionate losses to the Fund.
-------------------------------------------------------------------------------------

PRINCIPAL RISK                                                  FUNDS SUBJECT TO RISK
-------------------------------------------------------------------------------------
SELECTION OF INVESTMENTS RISK -- The investment adviser         Galaxy II Fund
evaluates the risks and rewards presented by all securities
purchased by each Fund and how they advance the Fund's          Liberty Fund
investment objective. It's possible, however, that these
evaluations will prove to be inaccurate.
-------------------------------------------------------------------------------------



INFORMATION ABOUT THE ACQUISITION OF THE GALAXY II FUND


  General


     The Galaxy II Trustees are proposing that the Liberty Fund acquire the Galaxy II Fund. The proposed Acquisition of the Galaxy II Fund is conditioned upon the approval and consummation of the Acquisition of the Galaxy Intermediate Fund. Accordingly, in the event that the shareholders of the Galaxy II Fund approve its Acquisition, but the shareholders of the Galaxy Intermediate Fund do not approve its Acquisition, the approved Acquisition will not take place.



     Shareholders who object to the Acquisition of the Galaxy II Fund by the Liberty Fund will not be entitled under Massachusetts law or Galaxy II's Declaration of Trust to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Acquisition of the Galaxy II Fund as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition of the Galaxy II Fund is consummated, shareholders will be free to redeem the shares of the Liberty Fund which they receive in the transaction at their current net asset value. In addition, you may redeem your Galaxy II Fund shares at any time prior to the consummation of the Acquisition.


  Shares You Will Receive


     If the Acquisition of the Galaxy II Fund occurs, you will receive Class Z shares of the Liberty Fund. As compared to the Galaxy II Fund shares you currently own, the Class Z shares you receive in exchange for such shares will have the following characteristics:



     - Class Z shares you receive in exchange for your Galaxy II Fund shares will have an aggregate net asset value equal to the aggregate net asset value of your Galaxy II Fund shares as of the business day before the closing of the Acquisition.



     - The procedures for purchasing and redeeming your shares will be similar after the Acquisition to those you currently follow, although there will be some differences. For example, Class Z shares of the Liberty Fund and shares of the Galaxy II Fund are subject to different minimum investment requirements.



     - You will be able to exchange your Class Z shares for Class Z shares or Class A shares of any other fund sold by Liberty Funds Distributor, Inc., while your Galaxy II Fund shares may be exchanged for shares of any Other Galaxy II Fund, Trust Shares of any Galaxy fund or Class Z shares of any fund sold by Liberty Funds Distributor, Inc.



     - You will have voting rights similar to those you currently have, but as a shareholder of the Liberty Fund and Liberty V.



     Please see Appendix D for more information concerning similarities and differences between shares of the Galaxy II Fund and Class Z shares of the Liberty Fund.



     Information concerning capitalization of each of the Acquired Funds and the Liberty Fund is provided below under "Capitalization."

  Reasons for the Acquisition


     On November 1, 2001, Fleet National Bank, which is a wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"), completed its acquisition of the investment management business of Liberty Financial Companies, Inc. ("LFC"). As a result of this acquisition and subsequent organizational restructuring, FIA, the investment adviser to the Galaxy II Fund and the Liberty Fund, along with FleetBoston's and LFC's other investment management operations, became part of Columbia, which is an indirect wholly owned subsidiary of FleetBoston. Galaxy II, Liberty V, Galaxy and Liberty-Stein Roe are four of a number of mutual fund families constituting the Columbia Group Funds. Columbia has proposed a number of fund acquisitions and liquidations involving the Columbia Group Funds in addition to the Acquisitions described in this Prospectus/Proxy. The overall purposes of these fund acquisitions and liquidations include consolidating and rationalizing the product offerings of the Columbia Group Funds, positioning the Columbia Group Funds for improved distribution, creating larger, more efficient funds, and permitting Columbia to concentrate its portfolio management and distribution resources on a more focused group of portfolios.*



     The Trustees of Galaxy II, including all of the Trustees who are not "interested persons" of Galaxy II, and the Trustees of Liberty V, including all of the Trustees who are not "interested persons" of Liberty V, have determined that the Acquisition of the Galaxy II Fund would be in the best interests of the Galaxy II Fund's and the Liberty Fund's shareholders and that the interests of existing shareholders in each such Fund would not be diluted as a result of the Acquisition. The Trustees of Galaxy II have unanimously approved the Acquisition of the Galaxy II Fund and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy.



     In proposing the Acquisition, Columbia presented to the Galaxy II Trustees, at meetings held on June 10-11, 2002 and June 17, 2002, the following reasons for the Galaxy II Fund to enter into the Acquisition:



     - The Acquisition is intended to create a larger fund with an investment goal and strategies generally similar to those of the Galaxy II Fund.



     - Because the Galaxy II Fund is too small to be economically viable without fee waivers and expense reimbursements, and has been unable to achieve meaningful sales growth that over time could reduce expenses, the Trustees of Galaxy II have approved the liquidation of the Galaxy II Fund (pending shareholder approval) if the Acquisition is not approved.



     - The Acquisition is intended to permit the Galaxy II Fund's shareholders to exchange their investment for an investment in the Liberty Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Galaxy II Fund shareholder were to redeem his or her shares to invest in another fund, such as the Liberty Fund, the transaction would be a taxable event for such shareholder. Similarly, if the Galaxy II Fund were liquidated or reorganized in a taxable transaction, the transaction would be a taxable event for the Galaxy II Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their Liberty Fund shares at net asset value at any time, at which point they would recognize a taxable gain or loss.



     The Galaxy II Trustees considered that shareholders of the Galaxy II Fund who do not want to become shareholders of the Liberty Fund, whether because they wish to realize an unrealized loss on their shares or otherwise, could redeem their shares in the Galaxy II Fund prior to the Acquisition.


     In addition, the Trustees considered the relative Fund performance results set forth below under "Performance Information." No assurance can be given that the Liberty Fund will achieve any particular level of performance after the Acquisitions.


     If the Acquisition of the Galaxy II Fund is not approved, the Galaxy II Trustees will consider other alternatives, including proposing the liquidation of the Galaxy II Fund to shareholders.


---------------

*In addition, Columbia may combine the operations of some or all of its investment advisory subsidiaries within a single legal entity. Although Columbia expects that approval of any such combination by shareholders of the Funds would not be required, Columbia would plan to notify Fund shareholders.

  Terms of the Agreement and Plan of Reorganization


     If approved by the shareholders of the Galaxy II Fund, the Acquisition is expected to occur on or around December 6, 2002, or such other date as the parties may agree. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy for your review. The following is a brief summary of the principal terms of the Agreement and Plan of
Reorganization:


     - The Galaxy II Fund will transfer all of its assets and liabilities to the Liberty Fund in exchange for Class Z shares of the Liberty Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities.


     - The Acquisition will occur on the next business day after the time when the assets of each Fund are valued for purposes of the Acquisition.



     - Class Z shares of the Liberty Fund received by the Galaxy II Fund will be distributed to the Galaxy II Fund's shareholders pro rata in accordance with their percentage ownership of shares of the Galaxy II Fund in full liquidation of the Galaxy II Fund.


     - After the Acquisition, the Galaxy II Fund will be terminated, and its affairs will be wound up in an orderly fashion.


     - The Acquisition requires approval by the Galaxy II Fund's shareholders and satisfaction of a number of other conditions. The Acquisition may be terminated at any time with the approval of the Trustees of both Galaxy II and Liberty V or, under certain conditions, by either Galaxy II or Liberty V.



     As previously noted, the Other Acquisitions are expected to occur at the same time as the Acquisition of the Galaxy II Fund. If the Agreement and Plan of Reorganization for the Galaxy II Fund is approved by the Galaxy II Fund's shareholders, it is expected that the Acquisition of the Galaxy II Fund will be completed whether or not the Acquisitions of either or both of the Galaxy Bond Fund and Stein Roe Fund are completed, but the Acquisition of the Galaxy II Fund will not be completed if the Acquisition of the Galaxy Intermediate Fund is not completed.

  Capitalization



     The following table shows on an unaudited basis the capitalization of each of the Galaxy II Fund, Stein Roe Fund, Galaxy Bond Fund and Galaxy Intermediate Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of all of the Acquired Funds by the Liberty Fund at net asset value as of that date.



                                                                      GALAXY                       LIBERTY FUND
                        GALAXY II     STEIN ROE        GALAXY      INTERMEDIATE   PRO FORMA         PRO FORMA
                          FUND           FUND        BOND FUND        FUND+       ADJUSTMENT      COMBINED(1)(2)
                       -----------   ------------   ------------   ------------   ----------      --------------
Retail A and Class
  T(3)
Net asset value......                               $ 18,417,470   $ 11,851,776                    $ 30,269,246
Shares outstanding...                                  1,658,601      1,134,850      105,524          2,898,975
Net asset value per
  share..............                               $      11.10   $      10.44                    $      10.44
Retail B and Class
  G(3)
Net asset value......                               $  3,194,376   $     33,016                    $  3,227,392
Shares outstanding...                                    287,687          3,161       18,288            309,136
Net asset value per
  share..............                               $      11.10   $      10.44                    $      10.44
Class A(3)
Net asset value......                $ 15,052,975                                 $   (1,256)(4)   $ 15,051,719
Shares outstanding...                   1,329,392                                    112,344          1,441,736
Net asset value per
  share..............                $      11.32                                                  $      10.44
Class B(3)
Net asset value......                $  3,588,250                                 $     (300)(4)   $  3,587,950
Shares outstanding...                     316,894                                     26,779            343,673
Net asset value per
  share..............                $      11.32                                                  $      10.44
Class C(3)
Net asset value......                $    688,520                                 $      (57)(4)   $    688,463
Shares outstanding...                      60,806                                      5,139             65,945
Net asset value per
  share..............                $      11.32                                                  $      10.44
Class S/Trust/Shares/
  Class Z(3)
Net asset value......  $39,773,426   $130,000,424   $189,588,799   $247,833,013   $  (10,850)(4)   $607,184,812
Shares outstanding...    3,703,326     11,480,868     17,074,458     23,730,175    2,162,018         58,180,845
Net asset value per
  share..............  $     10.74   $      11.32   $      11.10   $      10.44                    $      10.44


---------------

 + The Galaxy Intermediate Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisitions were consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of Trust Shares of the Galaxy Intermediate Fund on May 31, 2002. As of May 31, 2002, there were no Class T, Class G, Class A, Class B, Class C or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Bond Fund and Galaxy Intermediate Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisitions of the Galaxy Funds. Shares of the Galaxy II Fund will be exchanged for new Class Z shares of the Liberty Fund upon consummation of the Acquisition of the Galaxy II Fund. Class A shares, Class B shares, Class C shares and Class S shares of the Stein Roe Fund will be exchanged for new Class A shares, Class B shares, Class C shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition of the Stein Roe Fund.



(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Funds; Shares of the Galaxy II Fund; Class A shares, Class B shares, Class C shares and Class S shares of the Stein Roe Fund; and Class T shares, Class G shares, Class A shares, Class B shares, Class C shares and Class Z shares of the Liberty Fund pro forma combined.



(4) Adjustments reflects one time proxy, accounting, legal and other costs of the Acquisition of $12,463 to be borne by the Stein Roe Fund.

     The following table shows on an unaudited basis the capitalization of the Galaxy II Fund and Galaxy Intermediate Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Galaxy II Fund and Galaxy Intermediate Fund, but not the Galaxy Bond Fund and the Stein Roe Fund, by the Liberty Fund at net asset value as of that date.



                                                       GALAXY                         LIBERTY FUND
                                     GALAXY II      INTERMEDIATE      PRO FORMA        PRO FORMA
                                       FUND            FUND+         ADJUSTMENTS     COMBINED(1)(2)
                                    -----------     ------------     -----------     --------------
Retail A and Class T(3)
Net asset value...................                  $ 11,851,776                      $ 11,851,776
Shares outstanding................                     1,134,850                         1,134,850
Net asset value per share.........                  $      10.44                      $      10.44

Retail B and Class G(3)
Net asset value...................                  $     33,016                      $     33,016
Shares outstanding................                         3,161                             3,161
Net asset value per share.........                  $      10.44                      $      10.44

Trust/Shares/Class Z(3)
Net asset value...................  $39,773,426     $247,833,013                      $287,606,439
Shares outstanding................    3,703,326       23,730,175       106,389          27,539,890
Net asset value per share.........  $     10.74     $      10.44                      $      10.44


---------------

 + The Galaxy Intermediate Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisitions were consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of the Galaxy Intermediate Fund and Galaxy II Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of the existing shares of the Galaxy Intermediate Fund and Galaxy II Fund on May 31, 2002. As of May 31, 2002, there were no Class T, Class G or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Intermediate Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition of the Galaxy Intermediate Fund. Shares of the Galaxy II Fund will be exchanged for new Class Z shares of the Liberty Fund upon consummation of the Acquisition of the Galaxy II Fund.



(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Intermediate Fund; Shares of the Galaxy II Fund; and Class T shares, Class G shares and Class Z shares of the Liberty Fund pro forma combined.

     The following table shows on an unaudited basis the capitalization of the Galaxy II Fund, Stein Roe Fund and Galaxy Intermediate Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Galaxy II Fund, Galaxy Intermediate Fund and Stein Roe Fund, but not the Galaxy Bond Fund, by the Liberty Fund at net asset value as of that date.



                                                           GALAXY                      LIBERTY FUND
                            GALAXY II     STEIN ROE     INTERMEDIATE    PRO FORMA       PRO FORMA
                              FUND           FUND          FUND+       ADJUSTMENTS    COMBINED(1)(2)
                           -----------   ------------   ------------   -----------    --------------
Retail A and Class T(3)
Net asset value..........                               $ 11,851,776                   $ 11,851,776
Shares outstanding.......                                  1,134,850                      1,134,850
Net asset value per
  share..................                               $      10.44                   $      10.44

Retail B and Class G(3)
Net asset value..........                               $     33,016                   $     33,016
Shares outstanding.......                                      3,161                          3,161
Net asset value per
  share..................                               $      10.44                   $      10.44

Class A(3)
Net asset value..........                $ 15,052,975                  $   (1,256)(4)  $ 15,051,719
Shares outstanding.......                   1,329,392                     112,344         1,441,736
Net asset value per
  share..................                $      11.32                                  $      10.44

Class B(3)
Net asset value..........                $  3,588,250                  $     (300)(4)  $  3,587,950
Shares outstanding.......                     316,894                      26,779           343,673
Net asset value per
  share..................                $      11.32                                  $      10.44

Class C(3)
Net asset value..........                $    688,520                  $      (57)(4)  $    688,463
Shares outstanding.......                      60,806                       5,139            65,945
Net asset value per
  share..................                $      11.32                                  $      10.44

Class S/Trust/Shares/
  Class Z(3)
Net asset value..........  $39,773,426   $130,000,424   $247,833,013   $  (10,850)(4)  $417,596,013
Shares outstanding.......    3,703,326     11,480,868     23,730,175    1,076,630        39,990,999
Net asset value per
  share..................  $     10.74   $      11.32   $      10.44                   $      10.44


---------------

 + The Galaxy Intermediate Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisitions were consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of the Galaxy Intermediate Fund, Galaxy II Fund and Stein Roe Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of Trust Shares of the Galaxy Intermediate Fund, on May 31, 2002. As of May 31, 2002, there were no Class T, Class G, Class A, Class B, Class C or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Intermediate Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition of the Galaxy Intermediate Fund. Shares of the Galaxy II Fund will be exchanged for new Class Z shares of the Liberty Fund upon consummation of the Acquisition of the Galaxy II Fund. Class A shares, Class B shares, Class C shares and Class S shares of the Stein Roe Fund will be exchanged for new Class A shares, Class B shares, Class C shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisition of the Stein Roe Fund.



(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Intermediate Fund; Shares of the Galaxy II Fund; Class A shares, Class B shares, Class C shares and Class S shares of the Stein Roe Fund; and Class T shares, Class G shares, Class A shares, Class B shares, Class C shares and Class Z shares of the Liberty Fund pro forma combined.



(4) Adjustments reflect one time proxy, accounting, legal and other costs of the Acquisition of $12,463 to be borne by the Stein Roe Fund.

     The following table shows on an unaudited basis the capitalization of the Galaxy II Fund, Galaxy Bond Fund and Galaxy Intermediate Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Galaxy II Fund, Galaxy Bond Fund and Galaxy Intermediate Fund, but not the Stein Roe Fund, by the Liberty Fund at net asset value as of that date.



                                                           GALAXY                      LIBERTY FUND
                            GALAXY II    GALAXY BOND    INTERMEDIATE    PRO FORMA       PRO FORMA
                              FUND           FUND          FUND+       ADJUSTMENTS    COMBINED(1)(2)
                           -----------   ------------   ------------   -----------    --------------
Retail A and Class T(3)
Net asset value..........                $ 18,417,470   $ 11,851,776                   $ 30,269,246
Shares outstanding.......                   1,658,601      1,134,850      105,524         2,898,975
Net asset value per
  share..................                $      11.10   $      10.44                   $      10.44

Retail B and Class G(3)
Net asset value..........                $  3,194,376   $     33,016                   $  3,227,392
Shares outstanding.......                     287,687          3,161       18,288           309,136
Net asset value per
  share..................                $      11.10   $      10.44                   $      10.44

Trust/Shares/Class Z(3)
Net asset value..........  $39,773,426   $189,588,799   $247,833,013                   $477,195,238
Shares outstanding.......    3,703,326     17,074,458     23,730,175    1,191,778        45,699,737
Net asset value per
  share..................  $     10.74   $      11.10   $      10.44                   $      10.44


---------------

 + The Galaxy Intermediate Fund will be the accounting survivor for financial statement purposes.



(1) Assumes the Acquisitions were consummated on May 31, 2002, and is for information purposes only. No assurance can be given as to how many shares of the Liberty Fund will be received by the shareholders of the Galaxy Bond Fund, Galaxy Intermediate Fund and Galaxy II Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Liberty Fund that actually will be received on or after such date.



(2) Assumes shares will be exchanged based on the net asset value per share of the existing shares of the Galaxy Bond Fund, Galaxy Intermediate Fund and Galaxy II Fund on May 31, 2002. As of May 31, 2002, there were no Class T, Class G or Class Z shares of the Liberty Fund outstanding. Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Bond Fund and Galaxy Intermediate Fund will be exchanged for new Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund upon consummation of the Acquisitions of the Galaxy Bond Fund and Galaxy Intermediate Fund. Shares of the Galaxy II Fund will be exchanged for new Class Z shares of the Liberty Fund upon consummation of the Acquisition of the Galaxy II Fund.



(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Funds; Shares of the Galaxy II Fund; and Class T shares, Class G shares and Class Z shares, respectively, of the Liberty Fund pro forma combined.



  Financial Highlights of the Galaxy Intermediate Fund



     The Galaxy Intermediate Fund will be the accounting survivor for the Liberty Fund for financial statement purposes. The financial highlights table that follows will help you understand the financial performance for Trust Shares of the Galaxy Intermediate Fund for the past five years. Certain information reflects the performance of a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Trust Shares of the Galaxy Intermediate Fund, assuming all dividends and distributions were reinvested. The information for the fiscal year or period ended October 31, 2001 and 2000, respectively, has been audited by Ernst & Young LLP, independent auditors. The information for the fiscal years ended May 31, 2000, 1999, 1998 and 1997 was audited by the former independent accountants for the Intermediate Tax-Exempt Bond Fund of the Boston 1784 Funds, the predecessor to the Galaxy Intermediate Fund. The information for the six month period ended April 30, 2002 is unaudited.

                   GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND*


                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                  TRUST SHARES



                               SIX MONTHS
                                  ENDED      YEAR ENDED    PERIOD ENDED              YEARS ENDED MAY 31,
                                APRIL 30,    OCTOBER 31,   OCTOBER 31,    -----------------------------------------
                                  2002          2001           2000         2000       1999       1998       1997
                               -----------   -----------   ------------   --------   --------   --------   --------
                               (UNAUDITED)
Net asset value, beginning of
  period.....................   $  10.50      $  10.01       $   9.60     $  10.33   $  10.52   $  10.18   $   9.99
                                --------      --------       --------     --------   --------   --------   --------
Income from investment
  operations:
  Net investment income(1)...       0.19          0.42           0.18(2)      0.44       0.45       0.48       0.50
  Net realized and unrealized
    gain (loss) on
    investments..............      (0.08)         0.49           0.41        (0.62)     (0.01)      0.44       0.19
                                --------      --------       --------     --------   --------   --------   --------
Total from investment
  operations.................       0.11          0.91           0.59        (0.18)      0.44       0.92       0.69
                                --------      --------       --------     --------   --------   --------   --------
Less distributions:
  Distributions from net
    investment income........      (0.19)        (0.42)         (0.18)       (0.44)     (0.45)     (0.48)     (0.50)
  Distributions from net
    realized capital gains...         --            --             --        (0.11)     (0.18)     (0.10)        --
                                --------      --------       --------     --------   --------   --------   --------
Total distributions..........      (0.19)        (0.42)         (0.18)       (0.55)     (0.63)     (0.58)     (0.50)
                                --------      --------       --------     --------   --------   --------   --------
Net increase (decrease) in
  net asset value............      (0.08)         0.49           0.41        (0.73)     (0.19)      0.34       0.19
                                --------      --------       --------     --------   --------   --------   --------
Net asset value, end of
  period.....................   $  10.42      $  10.50       $  10.01     $   9.60   $  10.33   $  10.52   $  10.18
                                ========      ========       ========     ========   ========   ========   ========
Total return.................       1.09%(3)      9.23%          6.18%(3)    (1.70)%     4.24%      9.24%      7.74%
Ratios/supplemental data:
  Net assets, end of period
    (000s)...................   $247,751      $252,076       $261,938     $296,711   $356,995   $303,578   $250,526
Ratios to average net assets:
  Net investment income
    including
    reimbursement/waiver.....       3.72%(4)      4.06%          4.38%(4)     4.50%      4.31%      4.62%      4.92%
  Operating expenses
    including
    reimbursement/waiver.....       0.69%(4)      0.74%          0.77%(4)     0.80%      0.80%      0.80%      0.80%
  Operating expenses
    excluding
    reimbursement/waiver.....       0.89%(4)      0.89%          0.91%(4)     1.11%      1.11%      1.12%      1.17%
Portfolio turnover rate......         41%(3)        88%            38%(3)       48%        69%        34%        33%


---------------

 * The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund.



(1) Net investment income per share before reimbursement/waiver of fees by the Investment Adviser and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2002 (unaudited), the year ended October 31, 2001 and the period ended October 31, 2000 was $0.18, $0.41 and $0.18(2), respectively.



(2) The selected per share data was calculated using the weighted average shares outstanding method for the period.



(3) Not annualized.



(4) Annualized.


  Federal Income Tax Consequences


     The Acquisition of the Galaxy II Fund is intended to be a tax-free reorganization. Ropes & Gray, Liberty V's counsel, has delivered to the Galaxy II Fund and the Liberty Fund an opinion, and the closing of the Galaxy II Fund's Acquisition will be conditioned on receipt of a letter from Ropes & Gray confirming such opinion, to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), although not entirely free from doubt, for federal income tax purposes:



     - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Galaxy II Fund or the shareholders of the Galaxy II Fund as a result of its Acquisition;



     - under Section 358 of the Code, the tax basis of the Liberty Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Galaxy II Fund shares exchanged therefor;



     - under Section 1223(1) of the Code, your holding period for the Liberty Fund shares you receive will include the holding period for your Galaxy II Fund shares exchanged therefor, if you hold your shares as a capital asset;


     - under Section 1032 of the Code, no gain or loss will be recognized by the Liberty Fund as a result of the Acquisition;


     - under Section 362(b) of the Code, the Liberty Fund's tax basis in the assets that the Liberty Fund receives from the Galaxy II Fund will be the same as the Galaxy II Fund's basis in such assets; and



     - under Section 1223(2) of the Code, the Liberty Fund's holding period in such assets will include the Galaxy II Fund's holding period in such assets.



     The opinion is, and the confirmation letter will be, based on certain factual certifications made by officers of Galaxy II and Liberty V. No opinion or confirmation letter is a guarantee that the tax consequences of the Acquisition will be as described above.



     Prior to the closing of the Acquisition, the Galaxy II Fund will distribute to its shareholders all of its respective net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, that have not previously been distributed to shareholders. Such distributions will be taxable to shareholders.



     A substantial portion of the portfolio assets of the Galaxy II Fund may be sold in connection with its Acquisition. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Galaxy II Fund's basis in such assets. Any net capital gains recognized in these sales not offset by capital loss carryforwards will be distributed to the Galaxy II Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.



     The Liberty Fund's ability to carry forward the realized capital losses of an Acquired Fund and use them to offset its own future gains may be limited. First, one Fund's capital losses cannot be used to offset non-de minimis net pre-Acquisition "built-in" gains of any other Fund for five tax years. Second, a portion of an Acquired Fund's capital losses may become unavailable for use by the Liberty Fund to offset any gains at all. Third, capital losses that do remain available to the Liberty Fund will offset capital gains realized after the Acquisition and thus will reduce distributions to a broader group of shareholders than would have been the case absent such Acquisition. Therefore, in certain circumstances, former shareholders of an Acquired Fund may pay more taxes, or pay taxes sooner, than they would had the Acquisition not occurred.



     As of May 31, 2002, the Galaxy II Fund had no realized capital losses, including current-year losses and net of current-year gains, and had de minimis pre-Acquisition "built-in" gains.



     If the Acquisition had occurred on May 31, 2002, there would have been no material limitation on the use of losses by the Liberty Fund.


     This description of the federal income tax consequences of the Acquisition does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

  Performance Information


     If approved by shareholders, the Galaxy II Fund will be acquired by the Liberty Fund, which is continuing the operations of the Galaxy Intermediate Fund. The charts below show the percentage gain or loss for shares of the Galaxy II Fund and Trust Shares of the Galaxy Intermediate Fund in each calendar year since such Funds commenced operations. The charts should give you a general idea of how the Galaxy II Fund's and Galaxy Intermediate Fund's returns have varied from year to year. The chart includes the effects of expenses for shares or Trust Shares, as applicable. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower.



     Additional discussion of the manner of calculation of total return is contained in the Galaxy II Fund's and Galaxy Intermediate Fund's Prospectuses and Statements of Additional Information.



                                 GALAXY II FUND


                                     SHARES

[BAR CHART]

                                                                            GALAXY II FUND
                                                                            --------------
1994                                                                             -5.59
1995                                                                             14.63
1996                                                                              3.56
1997                                                                              7.23
1998                                                                              5.46
1999                                                                             -1.16
2000                                                                              8.69
2001                                                                              5.18


The Fund's year-to-date total return through June 30, 2002, was 3.85%.

For period shown in bar chart:

Best quarter: 1st quarter 1995, +6.09%


Worst quarter: 1st quarter 1994, -4.89%



                            GALAXY INTERMEDIATE FUND


                                  TRUST SHARES

[BAR CHART]

                                                                 GALAXY INTERMEDIATE FUND TRUST SHARES
                                                                 -------------------------------------
1994                                                                             -3.01
1995                                                                             14.34
1996                                                                               4.2
1997                                                                               9.1
1998                                                                              6.41
1999                                                                             -2.95
2000                                                                              10.5
2001                                                                              4.75


The Fund's year-to-date total return through June 30, 2002, was 4.22%.

For period shown in bar chart:

Best quarter: 1st quarter 1995, +5.39%

Worst quarter: 1st quarter 1994, -4.21%

     The following tables list the average annual total returns for shares of the Galaxy II Fund and Trust Shares of the Galaxy Intermediate Fund for the one-year, five-year and life-of-the-fund periods ended December 31, 2001. These tables are intended to provide you with some indication of the risks of investing in the Galaxy II Fund and Galaxy Intermediate Fund. At the bottom of each table, you can compare the Galaxy II Fund's and Galaxy Intermediate Fund's performance with a broad-based market index.


     After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


GALAXY II FUND(1)



                                                            INCEPTION                      LIFE OF
                                                              DATE      1 YEAR   5 YEARS   THE FUND
Shares (%)                                                  4/15/93
  Return Before Taxes                                                    5.18     5.03       5.18
  Return After Taxes on Distributions                                    5.18     5.03       5.18
  Return After Taxes on Distributions and Sale of Fund
     Shares                                                              4.73     4.91       5.07
---------------------------------------------------------------------------------------------------
Lehman Brothers Quality Intermediate Municipal Bond Index
  (%)                                                         N/A
(reflects no deduction for fees, expenses or taxes)                      5.52     5.52       5.46(2)


---------------

(1) The Galaxy II Fund's returns are compared to the Lehman Brothers Quality Intermediate Municipal Bond Index (a subset of the Lehman Brothers Municipal Bond Index), which is an unmanaged index that tracks the performance of municipal bonds with remaining maturities between two and twelve years and which are rated in one of the top three rating categories. Unlike the Galaxy II Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. Securities in the Galaxy II Fund may not match those in the Lehman Brothers Quality Intermediate Municipal Bond Index. It is not possible to invest directly in indices.



(2) Index performance information is from June 30, 1993 to December 31, 2001. The Lehman Brothers Quality Intermediate Municipal Bond Index started on June 30, 1993.



GALAXY INTERMEDIATE FUND(1)



                                                            INCEPTION                      LIFE OF
                                                              DATE      1 YEAR   5 YEARS   THE FUND
Trust Shares (%)                                            06/14/93
  Return Before Taxes                                                    4.75     5.46       5.69
  Return After Taxes on Distributions                                    4.75     5.30       5.54
  Return After Taxes on Distributions and Sale of Fund
     Shares                                                              4.49     5.27       5.48
---------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Blend Municipal Bond Index (%)      N/A
(reflects no deduction for fees, expenses or taxes)                      5.29     5.83       5.77(2)


---------------

(1) The Galaxy Intermediate Fund's returns are compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index, an unmanaged index which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the Galaxy Intermediate Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. Securities in the Galaxy Intermediate Fund may not match those in the Lehman Brothers 3-15 Year Blend Municipal Bond Index. It is not possible to invest directly in indices.


(2) Index performance information is from June 30, 1993 to December 31, 2001.


THE GALAXY II TRUSTEES UNANIMOUSLY RECOMMEND APPROVAL OF THE

AGREEMENT AND PLAN OF REORGANIZATION.

  Required Vote for the Proposal


     Approval of the Agreement and Plan of Reorganization dated June 19, 2002, among Galaxy II on behalf of the Galaxy II Fund, Liberty V on behalf of the Liberty Fund, and Columbia will require the affirmative vote of a majority of the outstanding shares of the Galaxy II Fund and the termination of Galaxy II contemplated by the Agreement and Plan of Reorganization must be approved by a majority of the outstanding shares of all of the Galaxy II Fund and Other Galaxy II Funds voting in the aggregate. With respect to approval of the Agreement and Plan of Reorganization, the term "majority of outstanding shares" means the lesser of
(a) the holders of 67% or more of the shares of the Galaxy II Fund present at the meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Galaxy II Fund. A vote of the shareholders of the Liberty Fund is not needed to approve the Acquisition of the Galaxy II Fund.


                                    GENERAL


VOTING INFORMATION



     The Galaxy II Trustees are soliciting proxies from the shareholders of the Galaxy II Fund in connection with the Meeting, which has been called to be held at 2:00 p.m. Eastern Time on October 18, 2002, at Galaxy II's offices, One Financial Center, Boston, Massachusetts 02111-2621. The Meeting notice, this Prospectus/Proxy and any proxy inserts are being mailed to shareholders beginning on or about August 26, 2002.


  Information About Proxies and the Conduct of the Meeting


     Solicitation of Proxies. Proxies will be solicited primarily by mailing this Prospectus/Proxy and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of Galaxy II or by employees or agents of its service contractors. In addition, PROXY ADVANTAGE, a division of PFPC Inc., has been engaged to assist in the solicitation of proxies, at an estimated cost of $1,179, which will be paid by Columbia as noted below.



     Voting Process.



     You can vote in any one of the following ways:


     (a) By mail, by filling out and returning the enclosed proxy card;

     (b) By phone or Internet (see enclosed proxy insert for instructions); or

     (c) In person at the Meeting.


     Shareholders who owned shares of the Galaxy II Fund on the record date, August 2, 2002, are entitled to vote at the Meeting. For each full share of the Galaxy II Fund that you hold, you are entitled to one vote and for each fractional share you hold, you are entitled to a proportionate fractional vote. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy insert. Either owner of a joint account may sign the proxy insert, but the signer's name must exactly match the name that appears on the card.



     Costs. Except for fees for registering and qualifying shares to be issued in the Acquisition which will be borne by the Liberty Fund, the estimated costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisition will be borne by Columbia.


     Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of the Proposal. You can revoke your proxy at any time before it is exercised by sending a signed, written letter of revocation to the Secretary of Galaxy II, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.


     Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Galaxy II Fund at the Meeting. A quorum is constituted with respect to the Galaxy II Fund by presence in person or by proxy of the holders of more than 50% of the outstanding shares of such Fund entitled to vote at the Meeting. In determining whether a quorum is present, abstentions and "broker non-votes" will be treated as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of the Proposal, these shares will have the same effect as if they cast votes against the Proposal. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.


     Adviser and Underwriter. The address of the investment adviser of the Galaxy II Fund and the Liberty Fund is Fleet Investment Advisors Inc., 100 Federal Street, Boston, Massachusetts 02110. FIA was established in 1984. FIA also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy II investment portfolios. As of June 30, 2002, FIA managed over $89 billion in assets. During the fiscal year ended March 31, 2002, the Galaxy II Fund paid FIA management fees of 0.25% as a percentage of its average net assets.


     FIA is part of the larger Columbia organization, which is a wholly owned subsidiary of FleetBoston and includes several other separate legal entities. The legal entities comprising Columbia are managed by a single management team. These entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Funds.

     The address of the principal underwriter for the Galaxy II Fund and the Liberty Fund is Liberty Funds Distributor, Inc., One Financial Center, Boston, Massachusetts 02111-2621.

     Other Service Providers for the Liberty Fund and the Galaxy II Fund. In some cases, the Liberty Fund and the Galaxy II Fund have different service providers. Upon completion of the Acquisitions, the Liberty Fund will continue to engage its existing service providers. In all cases, the types of services provided to the Galaxy II Fund and the Liberty Fund under these service arrangements are substantially similar. Following are the names and addresses of certain service providers for the Liberty Fund and the Galaxy II Fund.


                                   LIBERTY FUND                         GALAXY II FUND
                        ----------------------------------   ------------------------------------
Administrator.........  Colonial Management Associates,      Fleet Investment Advisors Inc.
                        Inc                                  100 Federal Street
                        One Financial Center                 Boston, MA 02110
                        Boston, MA 02111
Fund Accountant.......  Colonial Management Associates,      Colonial Management Associates, Inc.
                        Inc.                                 One Financial Center
                        One Financial Center                 Boston, MA 02111
                        Boston, MA 02111
Sub-Administrator/
Sub-Fund Accountant...  None                                 PFPC Inc.
                                                             4400 Computer Drive
                                                             Westborough, MA
                                                             01581-5108
Transfer Agent........  Liberty Funds Services, Inc.         Liberty Funds Services, Inc.
                        P.O. Box 8081                        P.O. Box 8081
                        Boston, MA 02266-8081                Boston, MA 02266-8081
Custodian.............  State Street Bank & Trust Company    JPMorgan Chase Bank
                        225 Franklin Street                  270 Park Avenue
                        Boston, MA 02101                     New York, NY 10017-2070
Independent
  Auditors............  PricewaterhouseCoopers LLP           Ernst & Young LLP
                        160 Federal Street                   200 Clarendon Street
                        Boston, MA 02110-2624                Boston, MA 02116



     Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy lists the total number of shares outstanding as of August 2, 2002, for the Galaxy II Fund entitled to vote at the Meeting. It also identifies holders of more than 5% or 25% of any class of shares of the Galaxy II Fund, and contains information about the executive officers and Trustees of Galaxy II and their shareholdings in the Galaxy II Fund and in Galaxy II, and about the executive officers and Trustees of Liberty V and their shareholdings in Liberty V.



     Adjournments; Other Business. In the event that a quorum is not present at the Meeting, or if the Galaxy II Fund has not received enough votes by the time of the Meeting to approve the Proposal, the persons named as proxies (the "Designees"), or their substitutes, may propose that such Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of the Galaxy II Fund that are present in person or by proxy when the adjournment is being voted on. If a quorum is present, the Designees will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the Proposal and the Designees will vote against any such adjournment any proxy that directs them to vote against the Proposal. They will not vote any proxy that directs them to abstain from voting on the Proposal.


     At the record date for the Meeting, affiliates of Columbia owned of record with discretion to vote approximately 44% of the outstanding shares of the Galaxy II Fund as trustee or agent for their respective customers. The agreements with these affiliates of Columbia governing the accounts of beneficial owners of shares of the Galaxy II Fund generally provide the affiliates with the discretion to vote all shares held by them of record. The affiliates of Columbia have informed Galaxy II that they may vote such shares themselves in their capacity as fiduciaries and that they have engaged an independent third party to evaluate the Proposal and make a recommendation as to how to vote the shares.


     The Meeting has been called to transact any business that properly comes before it. The only business that management of the Galaxy II Fund intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the Designees intend to vote the proxies in accordance with their judgment, unless the Secretary of Galaxy II has previously received written contrary instructions from the shareholder entitled to vote the shares.


     Shareholder Proposals at Future Meetings. Neither Galaxy II nor Liberty V holds annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of either fund or either Galaxy II or Liberty V must be received by the relevant fund in writing a reasonable time before Galaxy II or Liberty V, as the case may be, solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the relevant fund, care of, as applicable, Galaxy Fund II, Attention: Secretary, or Liberty Funds Trust V, Attention: Secretary, in each case at One Financial Center, Boston, Massachusetts 02111-2621.

                                                                      APPENDIX A


                      AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of June 19, 2002, is by and among Galaxy Fund II (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated February 22, 1990, as amended, on behalf of the Galaxy II Municipal Bond Fund (the "Acquired Fund,"), a separate series of the Trust, Liberty Funds Trust V (the "Acquiring Trust"), a Massachusetts business trust established under a Declaration of Trust dated March 14, 1985, as amended, on behalf of the Liberty Intermediate Tax Exempt Bond Fund (the "Acquiring Fund"), a series of the Acquiring Trust, and Columbia Management Group, Inc. ("Columbia").



     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The parties hereto agree that the reorganization described in this Agreement (the "Reorganization") shall be subject to the condition that the reorganization of the Galaxy Intermediate Tax-Exempt Bond Fund (the "Galaxy Fund") into the Liberty Intermediate Tax Exempt Bond Fund be approved by shareholders of the Galaxy Fund and completed pursuant to an Agreement and Plan of Reorganization dated as of June 19, 2002, by and between The Galaxy Fund, on behalf of the Galaxy Fund and Galaxy Tax-Exempt Bond Fund, and the Acquiring Trust, on behalf of the Acquiring Fund (the "Galaxy/Liberty V Agreement").



     If the Reorganization is approved by the shareholders of Shares of the Acquired Fund, the Reorganization will consist of the transfer of all of the assets of such Acquired Fund in exchange for Class Z shares of beneficial interest of the Acquiring Fund ("Acquisition Shares") and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the Reorganization contemplated hereby) and the distribution of such Acquisition Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.


     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUISITION SHARES AND ASSUMPTION OF LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND.


     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,



        (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;



        (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of the Reorganization contemplated hereby to be paid by Columbia pursuant to paragraph
             9.2 shall not be assumed or paid by the Acquiring Fund; and



        (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquisition Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquisition Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").



     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph
         3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of the Trust's current and former Trustees and officers, acting in their capacities as such, under the Trust's Declaration of Trust and By-laws as in effect as of the date of this Agreement shall survive the Reorganization as obligations of the Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Acquiring Trust, its successors or assigns.



     1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund Shareholders") determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to the applicable open accounts on the share records of the Acquiring Fund in the names of the applicable Acquired Fund Shareholders and representing the respective pro rata number of Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquisition Shares in connection with such exchange. The Acquisition Shares distributed pursuant to this paragraph to holders of Shares of the Acquired Fund shall consist of Class Z shares of the Acquiring Fund.



     1.4 With respect to Acquisition Shares distributable pursuant to paragraph
         1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquisition Share certificates therefor, exchange such Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.



     1.5 After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.



     1.6 Promptly following the liquidation of the Acquired Fund and the similar liquidation of the other portfolios of the Trust (the "Trust Liquidation"), the Trust shall file an application pursuant to Section 8(f) of the Investment Company Act of 1940, as amended (the "1940 Act"), for an order declaring that the Trust has ceased to be an investment company; provided that, until such order is granted, the Trust shall continue to comply with all of its obligations as a registered investment company under the 1940 Act and under any and all other applicable state and federal securities laws (including, in the case of each of the foregoing, the rules and regulations thereunder). The Trust shall, promptly after the Trust Liquidation, file any final regulatory reports, including, but not limited to, any Form N-SAR and Rule 24f-2 Notice, with respect to the Acquired Fund and such other series of the Trust. All reporting and other obligations of the Trust shall remain the exclusive responsibility of the Trust up to and including the date on which the Trust is deregistered and terminated. In addition, promptly following the Trust Liquidation, the Trust shall be terminated pursuant to Article XII, Section 5 of its Declaration of Trust and shall take all other steps necessary and proper to effect its complete termination. Without limiting the generality of the foregoing,
         (a) the affairs of the Trust shall be immediately wound up, its contracts discharged and its business liquidated; and (b) the Trustees of the Trust shall execute and the Acquiring Trust shall lodge among the records of the Trust an instrument in writing setting forth the fact of such termination.

2. VALUATION.



     2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund (collectively, as amended or supplemented from time to time, the "Acquiring Fund Prospectus"), and shall be certified by the Acquired Fund.



     2.2 For the purpose of paragraph 2.1, the net asset value of an Acquisition Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the Acquiring Fund Prospectus.



3. CLOSING AND CLOSING DATE.



     3.1 The Closing Date shall be on December 6, 2002, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at Columbia's offices, One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.



     3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to State Street Bank & Trust Company, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all of the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act, and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "State Street Bank & Trust Company, custodian for Liberty Intermediate Tax Exempt Bond Fund."



     3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or
         (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Trust upon the giving of written notice to the other party.



     3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Vice President, Secretary or Assistant Secretary of the Trust. The Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquisition Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

     3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.



4. REPRESENTATIONS AND WARRANTIES.



     4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:



        (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;



        (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;



        (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;



        (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;



        (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;



        (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments at, as of and for the two years ended March 31, 2002 of the Acquired Fund, audited by Ernst & Young LLP, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since March 31, 2002;



        (g) Since March 31, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

        (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;



        (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;



        (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, with a par value of $.001 per share, of multiple series. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquired Fund's then current prospectus or prospectuses or statement or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus")) by the Trust and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;



        (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;


        (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;


        (m) The Acquisition Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;



        (n) The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph
             5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations as applicable thereto;



        (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this

             Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or "Blue Sky" laws (which terms used herein shall include the laws of the District of Columbia and of Puerto
             Rico);


        (p) At the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of March 31, 2002, referred to in subparagraph 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date;



        (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and



        (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject to a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.



     4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:



        (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;



        (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;



        (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;



        (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;



        (e) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;


        (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund, any of its properties or assets or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;



        (g) The Acquiring Fund has had no operations other than in connection with its organization and the transactions contemplated by this Agreement.



        (h) During its first fiscal year of operation and all applicable quarters of such year and for each fiscal year thereafter, the Acquiring Fund intends to meet the requirements of Subchapter M of the Code for qualification as a regulated investment company;



        (i) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares, Class G shares, Class T shares and Class Z shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares and Class G shares which convert to Class A shares and Class T shares, respectively, after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquiring Fund are outstanding and none will be outstanding on the Closing Date;



        (j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;



        (k) The Acquisition Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class Z shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof;



        (l) The information provided by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and



        (m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).


5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.


     The Acquiring Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:


     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.



     5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.



     5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquisition Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.



     5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.



     5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.



     5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.



     5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.



6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.


     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:


     6.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

     6.2 The Trust shall have received a favorable opinion of Ropes & Gray, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:


        (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust;


        (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Proxy Statement and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;



        (c) The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;



        (d) The Acquisition Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class Z shares of beneficial interest in the Acquiring Fund (except that shareholders of the Acquiring Fund may under certain circumstances be held personally liable for its obligations), and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;



        (e) The execution and delivery of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound;



        (f) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;



        (g) Except as previously disclosed, pursuant to subparagraph 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Trust or the Acquiring Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph
             5.3 which are not described as required;



        (h) The Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and



        (i) To the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their properties or assets and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.


     6.3 For the period beginning at the Closing Date and ending not less than six years thereafter, the Acquiring Trust, its successor or assigns shall provide, or cause to be provided, liability coverage at least comparable to the liability coverage currently applicable to both former and current trustees and officers of the Trust, covering the actions of such trustees and officers of the Trust for the period they served as such.



7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.


     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:


     7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on their part to be performed or satisfied under this Agreement at or prior to the Closing Date;



     7.2 The Acquiring Trust shall have received a favorable opinion of Drinker Biddle & Reath LLP, counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:



        (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Trust;



        (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;



        (c) The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;



        (d) The execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which it is bound;



        (e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained;

        (f) Except as previously disclosed, pursuant to subparagraph 4.1(e) above, such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required;



        (g) The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and



        (h) To the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.



     7.3 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after March 31, 2002, and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after March 31, 2002, and on or prior to the Closing Date.



     7.4 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.



     7.5 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.



8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.


     The respective obligations of the Trust and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:


     8.1 This Agreement and the transactions contemplated herein shall have been approved by the affirmative vote of holders of a majority of the shares entitled to vote that are voted at the meeting of shareholders of the Acquired Fund referred to in paragraph 5.2.



     8.2 The Galaxy/Liberty V Agreement and the transactions contemplated therein shall have been approved by the affirmative vote of holders of a majority of the shares of the Galaxy Fund entitled to vote that are voted at a meeting of shareholders of the Galaxy Fund.



     8.3 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.



     8.4 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state "Blue Sky" and securities authorities) deemed necessary by the Trust or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.



     8.5 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.


     8.6 The Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Trust, and the Acquiring Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Acquiring Trust, each substantially to the effect that, for federal income tax purposes:


        (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the liabilities and Obligations of the Acquired Fund and issuance of the Acquisition Shares, followed by the distribution by the Acquired Fund of such Acquisition Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

        (b) No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquisition Shares or (ii) upon the distribution of the Acquisition Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;


        (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of liabilities and Obligations and issuance of the Acquisition Shares as contemplated in paragraph 1 hereof;


        (d) The tax basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the transaction will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer;

        (e) The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

        (f) The shareholders of the Acquired Fund, will recognize no gain or loss upon the exchange of all of their shares of the Acquired Fund for the Acquisition Shares;

        (g) The tax basis of the Acquisition Shares to be received by each shareholder of the Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

        (h) The holding period of the Acquisition Shares to be received by the shareholders of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

        (i) The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.


     8.7 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.



9. BROKERAGE FEES AND EXPENSES.


     9.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquisition Shares. All of the other out-of-pocket expenses of the transactions contemplated by this Agreement shall be borne as follows: (a) as to expenses allocable to the Trust, on behalf of the Acquired Fund, one hundred percent (100%) of such expenses shall be borne by Columbia; and (b) as to expenses allocable to the Acquiring Trust, on behalf of the Acquiring Fund (other than fees paid to governmental authorities for registration and qualification of the Acquisition Shares), one hundred percent (100%) of such expenses shall be borne by Columbia.



10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.



     10.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.



     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 5.4, 6.3, 9, 10, 13 and 14.



11. TERMINATION.



     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Trust. In addition, either the Acquiring Trust or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:


        (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date; or

        (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.


        (c) If the transactions contemplated by this Agreement have not been substantially completed by March 31, 2003, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Trust.



     11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.



12. AMENDMENTS.



     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquisition Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.



13. NOTICES.



     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to Galaxy Fund II, One Financial Center, Boston, Massachusetts 02111, with copies to W. Bruce McConnel, Esq., Drinker Biddle & Reath LLP, One Logan Square, 18th & Cherry Streets, Philadelphia, Pennsylvania 19103, or to Liberty Funds Trust V, One Financial Center, Boston, Massachusetts 02111, Attention: Secretary.



14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE.



     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.



     14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.



     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.



     14.5 A copy of the Declaration of Trust of the Trust and the Declaration of Trust of the Acquiring Trust are each on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of either the Trust or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.


                              [Signatures omitted]


                                          GALAXY FUND II

                                          on behalf of the Galaxy II


                                          Municipal Bond Fund


                                          By:
                                            ------------------------------------

                                          Name:
                                              ----------------------------------

                                          Title:
                                             -----------------------------------

ATTEST:
-----------------------------------

Name:
      -----------------------------

Title:
     ------------------------------

                                          LIBERTY FUNDS TRUST V
                                          on behalf of the Liberty Intermediate

                                          Tax Exempt Bond Fund


                                          By:
                                            ------------------------------------

                                          Name:
                                              ----------------------------------

                                          Title:
                                             -----------------------------------

ATTEST:
-----------------------------------

Name:
      -----------------------------

Title:
     ------------------------------

                                          Solely for purposes of Paragraph 9.2
                                          of the Agreement

                                          COLUMBIA MANAGEMENT GROUP, INC.

                                          By:
                                            ------------------------------------

                                          Name:
                                              ----------------------------------

                                          Title:
                                             -----------------------------------

ATTEST:

-----------------------------------

Name:
      -----------------------------

Title:
     ------------------------------

                                                                      APPENDIX B



                                FUND INFORMATION



SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE GALAXY II FUND



     Only the shareholders of record of the Galaxy II Fund at the close of business on August 2, 2002, will be entitled to vote at the Meeting. On that date, the number of shares outstanding of the Galaxy II Fund was as follows:



                                                       NUMBER OF SHARES
                                                       OUTSTANDING AND
FUND                                          CLASS    ENTITLED TO VOTE
----                                          ------   ----------------
Galaxy II Fund..............................  Shares    3,660,493.891



OWNERSHIP OF SHARES



     As of August 2, 2002, Liberty V believes that its Trustees and officers, as a group, owned less than one percent of each class of shares of Liberty V as a whole. As of August 2, 2002, Galaxy II believes that its Trustees and officers, as a group, owned less than one percent of the Galaxy II Fund and of Galaxy II as a whole. As of August 2, 2002, the following shareholders of record owned 5% or more of the outstanding shares of the Galaxy II Fund:



                                                          NUMBER OF     PERCENTAGE OF
                                                         OUTSTANDING     OUTSTANDING
                                                          SHARES OF       SHARES OF     PERCENTAGE OF
  FUND AND CLASS     NAME AND ADDRESS OF SHAREHOLDER     CLASS OWNED     CLASS OWNED     FUND OWNED
  --------------     -------------------------------     ------------   -------------   -------------
  GALAXY II FUND
  Shares........   Gales & Co.                           900,125.9280       24.59%          24.59%
                   Fleet Investment Services
                   Mutual Funds Unit -- NY/RO/TO4A
                   159 East Main Street
                   Rochester, NY 14638-0001

                   Gales & Co.                           770,528.5770       21.05%          21.05%
                   Fleet Investment Services
                   Mutual Funds Unit -- NY/RO/TO4A
                   159 East Main Street
                   Rochester, NY 14638-0001



OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITIONS



     The shareholders of record that owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund as of August 2, 2002 would own the percentages of the Liberty Fund noted below upon consummation of the Acquisitions. The percentages presented below assume that the Acquisition of each Acquired Fund is consummated. The percentages for each scenario where one or more of the Acquisitions, but not all of the Acquisitions, are consummated would be no less than the percentages presented below and no greater than the percentages presented under "Ownership of Shares" above.

                                                              PERCENTAGE OF
                                                           OUTSTANDING SHARES    PERCENTAGE OF FUND
                                                           OF CLASS OWNED UPON       OWNED UPON
                                                             CONSUMMATION OF      CONSUMMATION OF
FUND AND CLASS            NAME AND ADDRESS OF SHAREHOLDER     ACQUISITIONS          ACQUISITIONS
--------------            -------------------------------  -------------------   ------------------
GALAXY BOND FUND

Retail B................  Fiserv Securities Inc.                   7.42%                  <1%
                          FAO 13878082
                          ATTN: Mutual Funds
                          One Commerce Square
                          2005 Market Street Suite 2100
                          Philadelphia, PA 19103-7084

                          US Clearing Corp.                        6.86%                  <1%
                          FBO 978-02869-11
                          26 Broadway
                          New York, NY 10004-1703

                          US Clearing Corp.                        6.09%                  <1%
                          FBO 245-07280-15
                          26 Broadway
                          New York, NY 10004-1703

                          Fiserv Securities Inc.                   5.77%                  <1%
                          FAO 13875955
                          ATTN: Mutual Funds
                          One Commerce Square
                          2005 Market Street Suite 2100
                          Philadelphia, PA 19103-7084

Trust...................  Gales & Co.                             12.24%               11.28%
                          Fleet Investment Services
                          Mutual Funds Unit -- NY/RO/TO4A
                          159 East Main Street
                          Rochester, NY 14638-0001

                          Gales & Co.                              9.51%                8.76%
                          Fleet Investment Services
                          Mutual Funds Unit -- NY/RO/TO4A
                          159 East Main Street
                          Rochester, NY 14638-0001

                          Gales & Co.                              8.27%                7.62%
                          Fleet Investment Services
                          Mutual Funds Unit -- NY/RO/TO4A
                          159 East Main Street
                          Rochester, NY 14638-0001

GALAXY INTERMEDIATE FUND

Retail A................  Charles Schwab & Co. Inc.               12.56%                  <1%
                          ATTN Mutual Funds
                          101 Mongomery Street
                          San Francisco, CA 94104-4122

                          Richard F. Messing                       3.22%                  <1%
                          51 Arlington Rd
                          Wellesley Hills, MA 02481-6127

Retail B................  American Enterprise Investment             <1%                  <1%
                          Svcs
                          FBO 188470611
                          P.O. Box 9446
                          Minneapolis, MN 55440-9446

                                                              PERCENTAGE OF
                                                           OUTSTANDING SHARES    PERCENTAGE OF FUND
                                                           OF CLASS OWNED UPON       OWNED UPON
                                                             CONSUMMATION OF      CONSUMMATION OF
FUND AND CLASS            NAME AND ADDRESS OF SHAREHOLDER     ACQUISITIONS          ACQUISITIONS
--------------            -------------------------------  -------------------   ------------------
                          US Clearing Corp.                          <1%                  <1%
                          FBO 979-02517-15
                          26 Broadway
                          New York, NY 10004-1703

                          US Clearing Corp.                          <1%                  <1%
                          FBO 979-01972-15
                          26 Broadway
                          New York, NY 10004-1703

                          US Clearing Corp.                          <1%                  <1%
                          FBO 245-94786-12
                          26 Broadway
                          New York, NY 10004-1703

Trust...................  Gales & Co.                             34.33%               31.64%
                          Fleet Investment Services
                          Mutual Funds Unit -- NY/RO/TO4A
                          159 East Main Street
                          Rochester, NY 14638-0001

                          Gales & Co.                              5.63%                5.18%
                          Fleet Investment Services
                          Mutual Funds Unit -- NY/RO/TO4A
                          159 East Main Street
                          Rochester, NY 14638-0001

STEIN ROE FUND

Class A.................  PaineWebber For the Benefit of           6.88%                  <1%
                          Margaret E Diponio TTEE
                          Under Agrmt DTD 9/20/88
                          By Margaret E Diponio
                          14800 Farmington Road #102
                          Livonia, MI 48154-5464

Class B.................  John E Mutti Jr TTEE                     9.35%                  <1%
                          Gladys M Rickard Liv Trust
                          DTD 08/26/92
                          1920 Swift
                          Suite 212
                          N Kansas City, MO 64116-3445

                          Elsie P Viles                            6.71%                  <1%
                          PO Box 319
                          Augusta, ME 04332-1319

                          Merrill Lynch Pierce Fenner &            5.72%                  <1%
                          Smith
                          For the Sole Benefit of its
                          Customers
                          ATTN Fund Administration #97AX9
                          4800 Dear Lake Dr E 2nd Fl
                          Jacksonville, FL 32246-6484

                                                              PERCENTAGE OF
                                                           OUTSTANDING SHARES    PERCENTAGE OF FUND
                                                           OF CLASS OWNED UPON       OWNED UPON
                                                             CONSUMMATION OF      CONSUMMATION OF
FUND AND CLASS            NAME AND ADDRESS OF SHAREHOLDER     ACQUISITIONS          ACQUISITIONS
--------------            -------------------------------  -------------------   ------------------
                          Donaldson Lufkin Jenrette                5.27%                  <1%
                          Securities Corporation Inc.
                          P.O. Box 2052
                          Jersey City, NJ 07303-2052

                          RBC Dain Rauscher FBO                    5.12%                  <1%
                          Priscilla L Robinson TTEE
                          Priscilla L Robinson TRUST
                          U/A DTD 09/20/95
                          246 N Adams St
                          Manchester NH 03104-2220

Class C.................  NFSC FEBO # EBP-208612                  35.42%                  <1%
                          Robert J Morehead
                          Dorothy L Morehead
                          721 Mcintyre Rd
                          Minden, LA 71055-7146

                          Merrill Lynch Pierce Fenner &           29.14%                  <1%
                          Smith
                          For the Sole Benefit of its
                          Customers
                          ATTN Fund Administration #97RF9
                          4800 Dear Lake Dr E 2nd Fl
                          Jacksonville FL 32246-6484

                          NFSC FEBO # EPB-208825                  12.36%                  <1%
                          Theresa J Galier
                          Route 1 Box 340
                          Doddridg, AR 71834-9714

                          Leone O'Ferrall TTEES                    8.13%                  <1%
                          Leone & Angeline O'Ferrall
                          Rev Trust
                          PO Box 145
                          Gualala CA 95445-0145

                          NFSC FEBO # BQ7-362980                   6.77%                  <1%
                          Jackie D Wickliffe
                          Marilyn L Wickliffe
                          553 Maple Lane
                          Coldwater, MI 49036

Class S.................  Charles Schwab & Co. Inc.                3.97%                3.63%
                          Special Custody Account for the
                          Exclusive Benefit of Customers
                          ATTN Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA 94104-4122

                          National Financial Srvc. Corp.           1.05%                  <1%
                          For the Exclusive Benefit of
                          Our Customers
                          ATTN Mutual Funds
                          PO Box 3908
                          Church Street Station
                          New York, NY 10008-3908

                                                              PERCENTAGE OF
                                                           OUTSTANDING SHARES    PERCENTAGE OF FUND
                                                           OF CLASS OWNED UPON       OWNED UPON
                                                             CONSUMMATION OF      CONSUMMATION OF
FUND AND CLASS            NAME AND ADDRESS OF SHAREHOLDER     ACQUISITIONS          ACQUISITIONS
--------------            -------------------------------  -------------------   ------------------
GALAXY II FUND

Shares..................  Gales & Co.                              1.60%                1.48%
                          Fleet Investment Services
                          Mutual Funds Unit -- NY/RO/TO4A
                          159 East Main Street
                          Rochester, NY 14638-0001

                          Gales & Co.                              1.37%                1.26%
                          Fleet Investment Services
                          Mutual Funds Unit -- NY/RO/TO4A
                          159 East Main Street
                          Rochester, NY 14638-0001

                                                                      APPENDIX C


                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                FOR THE GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

     As noted above in the Prospectus/Proxy, the Liberty Fund will have the same investment goal and strategies as the Galaxy Intermediate Tax-Exempt Bond Fund. The following is management's discussions of fund performance which was contained in the Galaxy Intermediate Tax-Exempt Bond Fund's most recent annual report.

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

Wayne Fitzgerald
Fixed Income Manager

     For the 12 months ended October 31, 2001, Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund earned a total return of 9.23%. During the same period, Retail A Shares of the Fund earned a total return of 9.02% before deducting the maximum 4.75% front-end sales charge. For the period March 1, 2001 (date of initial issuance) through October 31, 2001, Retail B Shares of the Fund had a total return of 4.41% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the charts below for total returns after deducting the front-end sales charge and for total returns after deducting the contingent deferred sales charge.) Over the same time, the intermediate municipal debt funds tracked by Lipper had an average total return of 9.23%, the Lehman Brothers Quality Intermediate 3-15 Year Blend Index had a total return of 9.98% and the Lehman Brothers 7-Year Municipal Bond Index had a total return of 9.87%.


     On October 31, 2001, the Fund's Trust, Retail A and Retail B Shares had 30-day SEC annualized yields of 3.05%, 2.71% and 2.05%, respectively. These equaled taxable yields of 5.01%, 4.45% and 3.37%, respectively, for shareholders in the 39.10% federal income tax bracket.



                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND



Distribution of Total Net Assets as of October 31, 2001


East                                                                              32
North Central                                                                     24
South                                                                             21
Pacific                                                                           14
Other Territories                                                                  4
Mountain                                                                           3
Cash Equivalents & Net Other Assets and Liabilities                                2

                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND


Growth of $10,000 Investment*


                                 LEHMAN BROTHERS
                                     QUALITY         LEHMAN BROTHERS
                                INTERMEDIATE 3-15   7-YEAR MUNICIPAL
                                YEAR BLEND INDEX       BOND INDEX         TRUST SHARES       RETAIL A SHARES     RETAIL B SHARES
                                -----------------   ----------------      ------------       ---------------     ---------------
6/14/93                               10000               10000               10000
                                      10467               10506               10515
                                      10197               10308               10292
                                      11544               11578               11547
                                      12130               12118               12132
                                      13090               13022               13142
                                      14083               13992               14182
                                      14036               13993               13776
                                      14632               14495               14029                9525
                                      15097               14951               14924                9834
                                      14282               15587               15512               10213               10000
10/31/01                              16604               16427               16301               10727                9941

---------------

* Since inception on 6/14/93 for Trust Shares. Since inception on 6/26/00 for Retail A Shares. Since inception on 3/1/01 for Retail B Shares. Performance figures for Retail A Shares include the effect of the maximum 4.75% front-end sales charge. Performance figures for Retail B Shares reflect the deduction of the 5.00% contingent deferred sales charge (applicable to shares redeemed during the first year after purchase) as if shares were redeemed on October 31, 2001. Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The for the indices do not reflect investment management fees and other expenses incurred by the Fund. Results for the indices are calculated since 5/31/93 because the indices returns are calculated at month-end only.


AVERAGE ANNUAL TOTAL RETURNS -- TRUST SHARES*


As of October 31, 2001



                                                         1 YEAR    5 YEARS    LIFE OF FUND
                                                         ------    -------    ------------
Galaxy Intermediate Tax-Exempt Bond Fund (inception
  date 6/14/93)........................................   9.23%     6.09%         6.00%


---------------

* The Intermediate Tax-Exempt Bond Fund commenced operations as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of The Galaxy Fund. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust Shares and BKB Shares of the Galaxy Intermediate Tax-Exempt Bond Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust Shares, and shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Galaxy Intermediate Tax-Exempt Bond Fund. On June 26, 2001, BKB Shares of the Galaxy Intermediate Tax-Exempt Bond Fund were converted into Retail A Shares of the Galaxy Intermediate Tax-Exempt Bond Fund. The total returns shown above for Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund for periods prior to June 26, 2000 represent the total returns for the Predecessor Boston 1784 Fund.

AVERAGE ANNUAL TOTAL RETURNS -- RETAIL A SHARES*



As of October 31, 2001



                                                              1 YEAR    LIFE OF FUND
                                                              ------    ------------
Galaxy Intermediate Tax-Exempt Bond Fund (inception date
  6/26/00)..................................................   3.83%        5.30%


---------------
* Return figures have been restated to include the effect of the maximum 4.75% front-end sales charge which became effective on January 1, 2001.

AVERAGE ANNUAL TOTAL RETURNS -- RETAIL B SHARES


As of October 31, 2001



                                                             LIFE OF FUND     LIFE OF FUND
                                                             RETURN BEFORE    RETURN AFTER
                                                              CONTINGENT       CONTINGENT
                                                               DEFERRED         DEFERRED
                                                             SALES CHARGE     SALES CHARGE
                                                               DEDUCTED        DEDUCTED*
                                                             -------------    ------------
Galaxy Intermediate Tax-Exempt Bond Fund (inception date
  3/1/01)..................................................       4.41%+          -0.59%+


---------------

+ Unannualized total returns.


* As if shares were redeemed at end of period.

Past performance is no guarantee of future results. Investment returns and principal values will vary with market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Investment Advisor and/or its affiliates and/or the Administrator are presently waiving fees and/or reimbursing expenses and may revise or discontinue such practice at any time. Without such waivers and/or reimbursements, performance would be lower. Total return figures in this report include changes in share price, reinvestment of dividends and capital gains distributions and include the deduction of any sales charges, where applicable, unless otherwise indicated.

                                                                      APPENDIX D


          INFORMATION APPLICABLE TO CLASS Z SHARES OF THE LIBERTY FUND
                        AND SHARES OF THE GALAXY II FUND


SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR THE LIBERTY FUND AND GALAXY II FUND.


     CLASS Z SHARES/SHARES. Class Z Shares of the Liberty Fund and Shares of the Galaxy II Fund are offered at net asset value with no front-end or contingent deferred sales charges. There are no distribution and service (12b-1) fees on Class Z shares of the Liberty Fund or Shares of the Galaxy II Fund.


     SHAREHOLDER TRANSACTIONS AND SERVICES OF THE LIBERTY FUND AND THE GALAXY II FUND. This section describes the shareholder transactions and services of the Liberty Fund and the Galaxy II Fund.


A. PURCHASE PROCEDURES


     The procedures for purchasing Class Z shares of the Liberty Fund and Shares of the Galaxy II Fund are similar. The following chart compares the minimum investment requirements, for Class Z shares of the Liberty Fund (as of the proposed Acquisition) with those for Shares of the Galaxy II Fund:



                                        LIBERTY FUND:                     GALAXY II FUND:
                                       CLASS Z SHARES                         SHARES
                              ---------------------------------  ---------------------------------
Minimum Initial Invest-
ment........................  (1) $1,000 for (a) any             $1,000 for regular accounts; $25
                              shareholder (as well as any        for retirement plan accounts,
                              family member or person listed on  such as IRA, SEP and Keogh Plan
                              an account registration for any    accounts and $25 for college
                              account of the shareholder) of a   savings accounts, including
                              fund distributed by Liberty Funds  Coverdell Education Savings
                              Distributor, Inc. ("LFD") who (i)  Accounts.
                              holds Class Z shares, or (ii)
                              holds Class A shares that were
                              exchanged for Class Z shares; (b)
                              any trustee or director (or
                              family member) of any fund
                              distributed by LFD; or (c) any
                              employee (or family member) of
                              FleetBoston Financial Corporation
                              or its subsidiaries; (2) $100,000
                              for (a) clients of broker-
                              dealers or registered investment
                              advisors that both recommend the
                              purchase of fund shares and
                              charge clients an asset-based
                              fee; and (b) any insurance
                              company, trust company, bank,
                              endowment, investment company or
                              foundation purchasing shares for
                              its own account; and (3) no
                              minimum initial investment for
                              (a) any client of Fleet National
                              Bank ("Fleet") or a subsidiary
                              for shares purchased through an
                              asset management, trust,
                              retirement plan administration,
                              private client or similar
                              arrangement with Fleet or the
                              subsidiary; (b) a retirement plan
                              (or the custodian for such a
                              plan) with aggregate plan assets
                              of at least $5 million at the
                              time of purchase and which
                              purchases shares directly from
                              LFD or through a third party
                              broker-dealer; or (c) any person
                              investing all or part of

                                        LIBERTY FUND:                     GALAXY II FUND:
                                       CLASS Z SHARES                         SHARES
                              ---------------------------------  ---------------------------------
                              the proceeds of a distribution,
                              rollover or transfer of assets
                              into a Liberty Individual
                              Retirement Account, from any
                              deferred compensation plan which
                              was a shareholder of any of the
                              funds of Liberty Acorn Trust on
                              September 29, 2000, in which the
                              investor was a participant and
                              through which the investor
                              invested in one or more of the
                              funds of Liberty Acorn Trust
                              immediately prior to the
                              distribution, transfer or
                              rollover.
Minimum Subsequent
Investments.................  None                               $50 for regular accounts, $25 for
                                                                 college savings accounts,
                                                                 including Coverdell Education
                                                                 Savings Accounts



B. REDEMPTION PROCEDURES



     The redemption procedures for Class Z Shares of the Liberty Fund Shares of the Galaxy II Fund are the same.


     The Liberty Fund and Galaxy II Fund may impose an annual account fee of $10 if the balance in a shareholder's account drops below $1,000 because of redemptions. The shareholder will be given approximately 60 days to add to the account to avoid the charge.


C. ADDITIONAL SHAREHOLDER SERVICES


     The Liberty Fund and Galaxy II Fund offer shareholders the same Automatic Investment Plan and Systematic Withdrawal Plan.


D. SHARE EXCHANGES



     The procedures for participating in the exchange privilege with respect to Class Z shares of the Liberty Fund are the same as the procedures for participating in the exchange privilege with respect to Shares of the Galaxy II Fund.



     The Liberty Fund and Galaxy II Fund also offer automated dollar cost averaging where $100 or more each month from one fund may be used to purchase shares of the same class of another fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from.



     Class Z shares of the Liberty Fund acquired in the Acquisition may be exchanged for Class Z shares or Class A shares of any fund sold by Liberty Funds Distributor, Inc.



E. PRICING OF SHARES FOR THE LIBERTY FUND AND GALAXY II FUND



     The price per share (offering price) will be the net asset value per share ("NAV") next determined after the Liberty Fund or Galaxy II Fund receives your purchase order.



     For processing purchase and redemption orders, the NAV per share of the Liberty Fund and Galaxy II Fund is calculated on each day that the New York Stock Exchange (the "Exchange") is open for trading at the close of regular trading on the Exchange that day (usually 4:00 p.m. Eastern time).

F. DIVIDENDS AND DISTRIBUTIONS


     Net investment income for the Liberty Fund and the Galaxy II Fund are declared daily and paid monthly. The Galaxy II Fund and the Liberty Fund each declares and distributes net capital gains at least annually.


G. ADDITIONAL INFORMATION REGARDING THE PURCHASE AND SALE OF SHARES OF THE LIBERTY FUND



  How to Buy Shares


     Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Liberty Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
Through your financial advisor..........    Your financial advisor can help you
                                            establish your account and buy Liberty
                                            Fund shares on your behalf. To receive
                                            the current trading day's price, your
                                            financial advisor firm must receive your
                                            request prior to the close of the New
                                            York Stock Exchange (NYSE), usually 4:00
                                            p.m. Eastern time. Your financial
                                            advisor may charge you fees for
                                            executing the purchase for you.
By check (new account)..................    For new accounts send a completed
                                            application and check made payable to
                                            the Liberty Fund to the transfer agent,
                                            Liberty Funds Services, Inc., P.O. Box
                                            8081, Boston, MA 02266-8081.
By check (existing account).............    For existing accounts fill out and
                                            return the additional investment stub
                                            included in your quarterly statement, or
                                            send a letter of instruction including
                                            your fund name and account number with a
                                            check made payable to the fund to
                                            Liberty Funds Services, Inc., P.O. Box
                                            8081, Boston, MA 02266-8081.
By exchange.............................    You or your financial advisor may
                                            acquire shares for your account by
                                            exchanging shares you own in one fund
                                            for shares of the same class of the
                                            Liberty Fund at no additional cost.
                                            There may be an additional charge if
                                            exchanging from a money market fund. To
                                            exchange by telephone, call
                                            1-800-422-3737.
By wire.................................    You may purchase shares by wiring money
                                            from your bank account to your Liberty
                                            Fund account. To wire funds to your Fund
                                            account, call 1-800-422-3737 to obtain a
                                            control number and the wiring
                                            instructions.

METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
By electronic funds transfer............    You may purchase shares by
                                            electronically transferring money from
                                            your bank account to your Liberty Fund
                                            account by calling 1-800-422-3737. An
                                            electronic funds transfer may take up to
                                            two business days to settle and be
                                            considered in "good form." You must set
                                            up this feature prior to your telephone
                                            request. Be sure to complete the
                                            appropriate section of the application.
Automatic investment plan...............    You can make monthly or quarterly
                                            investments automatically from your bank
                                            account to your Liberty Fund account.
                                            You can select a pre-authorized amount
                                            to be sent via electronic funds
                                            transfer. Be sure to complete the
                                            appropriate section of the application
                                            for this feature.
Automated dollar cost averaging.........    You can purchase shares for your account
                                            by exchanging $100 or more each month
                                            from another fund for shares of the same
                                            class of the Liberty Fund at no
                                            additional cost. You must have a current
                                            balance of at least $5,000 in the fund
                                            the money is coming from. The designated
                                            amount will be exchanged on the third
                                            Tuesday of each month. Exchanges will
                                            continue so long as your fund balance is
                                            sufficient to complete the transfers.
                                            You may terminate your program or change
                                            the amount of the exchange (subject to
                                            the $100 minimum) by calling
                                            1-800-422-3737. Be sure to complete the
                                            appropriate section of the account
                                            application for this feature.
By dividend diversification.............    You may automatically invest dividends
                                            distributed by another fund into the
                                            same class of shares of the Liberty Fund
                                            at no additional sales charge. To invest
                                            your dividends in the Liberty Fund call
                                            1-800-345-6611.



  How to Sell Shares


     Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Liberty Fund on any regular business day that the NYSE is open.

     When the Liberty Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, if applicable, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

     The Liberty Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Liberty Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances.

METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
Through your financial advisor..........    You may call your financial advisor to
                                            place your sell order. To receive the
                                            current trading day's price, your
                                            financial advisor firm must receive your
                                            request prior to the close of regular
                                            trading on the NYSE, usually 4:00 p.m.
                                            Eastern time. Your financial advisor may
                                            charge you fees for executing a
                                            redemption for you.
By exchange.............................    You or your financial advisor may sell
                                            shares by exchanging from a Liberty Fund
                                            into the same share class of another
                                            fund at no additional cost. Class Z
                                            shares may also be exchanged for Class A
                                            shares. To exchange by telephone, call
                                            1-800-422-3737.
By telephone............................    You or your financial advisor may sell
                                            shares by telephone and request that a
                                            check be sent to your address of record
                                            by calling 1-800-422-3737, unless you
                                            have notified the Liberty Fund of an
                                            address change within the previous 30
                                            days. The dollar limit for telephone
                                            sales is $100,000 in a 30-day period.
                                            You do not need to set up this feature
                                            in advance of your call. Certain
                                            restrictions apply to retirement
                                            accounts. For details, call
                                            1-800-345-6611.
By mail.................................    You may send a signed letter of
                                            instruction or stock power form along
                                            with any share certificates to be sold
                                            to the address below. In your letter of
                                            instruction, note the fund's name, share
                                            class, account number, and the dollar
                                            value or number of shares you wish to
                                            sell. All account owners must sign the
                                            letter, and signatures must be
                                            guaranteed by either a bank, a member
                                            firm of a national stock exchange or
                                            another eligible guarantor institution.
                                            Additional documentation is required for
                                            sales by corporations, agents,
                                            fiduciaries, surviving joint owners and
                                            individual retirement account owners.
                                            For details, call 1-800-345-6611.
                                            Mail your letter of instruction to
                                            Liberty Funds Services, Inc., P.O. Box
                                            8081, Boston, MA 02266-8081.
By wire.................................    You may sell shares and request that the
                                            proceeds be wired to your bank. You must
                                            set up this feature prior to your
                                            telephone request. Be sure to complete
                                            the appropriate section of the account
                                            application for this feature.

METHOD                                                    INSTRUCTIONS
------                                      ----------------------------------------
By systematic withdrawal plan...........    You may automatically sell a specified
                                            dollar amount or percentage of your
                                            account on a monthly, quarterly or
                                            semi-annual basis and have the proceeds
                                            sent to you if your account balance is
                                            at least $5,000. This feature is not
                                            available if you hold your shares in
                                            certificate form. All dividend and
                                            capital gains distributions must be
                                            reinvested. Be sure to complete the
                                            appropriate section of the account
                                            application for this feature.
By electronic funds transfer............    You may sell shares and request that the
                                            proceeds be electronically transferred
                                            to your bank. Proceeds may take up to
                                            two business days to be received by your
                                            bank. You must set up this feature prior
                                            to your request. Be sure to complete the
                                            appropriate section of the account
                                            application for this feature.



  Fund Policy on Trading of Fund Shares



     The Liberty Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Liberty Fund shares disrupt portfolio management and increase Liberty Fund expenses. In order to promote the best interests of the Liberty Fund, the Liberty Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Liberty Fund. The fund into which you would like to exchange also may reject your request.



  Share Certificates


     Share certificates are not available for Class Z shares.

                              LIBERTY FUNDS TRUST V
                              ONE FINANCIAL CENTER
                        BOSTON, MASSACHUSETTS 02111-2621
                                 1-800-426-3750

                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                                August 26, 2002


      This Statement of Additional Information (the "SAI") relates to the proposed Acquisitions (the "Acquisitions") of certain portfolios of The Galaxy Fund (the "Galaxy Funds"), a portfolio of Galaxy Fund II (the "Galaxy II Fund") and a portfolio of the Liberty-Stein Roe Funds Municipal Trust (the "Stein Roe Fund" and together with the "Galaxy Funds" and the "Galaxy II Fund" the "Acquired Funds") by certain newly organized "shell" portfolios of Liberty Funds Trust V (each an "Acquiring Fund" and together the "Acquiring Funds") as follows: (1) Galaxy Connecticut Municipal Bond Fund and Galaxy Connecticut Intermediate Municipal Bond Fund by the Liberty Connecticut Intermediate Municipal Bond Fund, (2) Galaxy Massachusetts Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund by the Liberty Massachusetts Intermediate Municipal Bond Fund and (3) Stein Roe Intermediate Municipals Fund, Galaxy II Municipal Bond Fund, Galaxy Tax-Exempt Bond Fund and Galaxy Intermediate Tax-Exempt Bond Fund by the Liberty Intermediate Tax-Exempt Bond Fund.


      This SAI contains information which may be of interest to shareholders but which is not included in the Combined Prospectuses and Proxy Statements dated August 26, 2002 (the "Prospectus/Proxy Statements") of the Acquiring Funds which relate to the Acquisitions. As described in the Prospectuses/Proxy Statements, the Acquisitions would involve the transfer of all the assets of the Acquired Funds in exchange for shares of the respective Acquiring Fund and the assumption of all the liabilities of the Acquired Funds. Each Acquired Fund would distribute the respective Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.


      This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statements. The Prospectus/Proxy Statements have been filed with the Securities and Exchange Commission and are available upon request and without charge by writing to or calling your Fund at the relevant address or telephone number set forth above.

      Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statements.

                                Table of Contents

I.    Additional Information abut the Acquiring Funds and the Acquired Funds   2

II.   Financial Statements..................................................   2


I. Additional Information about the Acquiring Funds and the Acquired Funds.

      Attached hereto as Appendix A is additional information for the Acquiring Funds.

      Further information about Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Connecticut Municipal Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Massachusetts Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund is contained in and incorporated herein by reference to the Statement of Additional Information for such Funds dated February 28, 2002, as supplemented.

      Further information about Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Tax-Exempt Bond Fund and Galaxy Intermediate Tax-Exempt Bond Fund is contained in and incorporated herein by reference to the Statement of Additional Information for such Funds dated February 28, 2002, as supplemented.

      Further information about Class A shares, Class B shares, Class C shares and Class S shares of the Stein Roe Intermediate Municipals Fund is contained in and incorporated herein by reference to the Statement of Additional Information for such Fund dated November 1, 2001.


      Further information about Shares of the Galaxy II Municipal Bond Fund is contained in and incorporated herein by reference to the Statement of Additional Information for such Fund dated July 29, 2002.


II. Financial Statements.

      The audited financial statements and related Report of Independent Auditors included in the Annual Report for the year ended October 31, 2001, as supplemented, and the unaudited financial statements for the semi-annual period ended April 30, 2002 for the Galaxy Connecticut Municipal Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Massachusetts Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund are incorporated herein by reference. No other parts of the Annual Report or Semi-Annual Report are incorporated herein by reference.

      The audited financial statements and related Report of Independent Auditors included in the Annual Report for the year ended October 31, 2001 and the unaudited financial statements for the semi-annual period ended April 30, 2002 for the Galaxy Tax-Exempt Bond Fund and Galaxy Intermediate Tax-Exempt Bond Fund are incorporated herein by reference. No other parts of the Annual Report or Semi-Annual Report are incorporated herein by reference.


      The audited financial statements and related Report of Independent Auditors included in the Annual Report for the year ended June 30, 2002 for the Stein Roe Intermediate Municipals Fund is incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference.


      The audited financial statements and related Report of Independent Auditors included in the Annual Report for the year ended March 31, 2002 for the Galaxy II Fund are incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference.

                                 ACQUIRED FUNDS
                                       AND
                                 ACQUIRING FUNDS

                    PRO FORMA COMBINING FINANCIAL STATEMENTS
                                   (UNAUDITED)


      The accompanying unaudited pro forma combining investment portfolios and statements of assets and liabilities assume that the exchanges described in the next paragraph occurred as of December 31, 2001 and the unaudited pro forma combining statement of operations for the twelve months ended December 31, 2001 presents the results of operations of the Acquiring Funds as if the combination with the respective Acquired Funds had been consummated as of January 1, 2001. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated as of January 1, 2001. These historical statements have been derived from the Acquired Fund's books and records utilized in calculating daily net asset value as of December 31, 2001, and for the twelve month period then ended.



      There are multiple pro forma financial statements for the combination of the Acquired Funds and the Acquiring Funds because it is possible that not shareholders of some but not all of the Acquired Funds will approve the reorganization of their fund with the respective Acquiring Fund. Therefore, the pro forma financial statements for the individual combinations are also shown. The pro forma financial statements for each scenario where only an Acquired Fund is merged into a "shell" Acquiring Fund have not been provided because each Acquired Fund's financial statements have been incorporated by reference into the Statement of Additional Information.


      The pro forma statements give effect to the proposed transfer of all of the assets of the Galaxy Connecticut Municipal Bond Fund and/or the Galaxy Connecticut Intermediate Municipal Bond Fund to the Liberty Connecticut Intermediate Tax Exempt Bond Fund in exchange for the assumption by the Liberty Connecticut Intermediate Tax Exempt Bond Fund of all of the liabilities of the Galaxy Connecticut Municipal Bond Fund and/or the Galaxy Connecticut Intermediate Municipal Bond Fund and for a number of the Liberty Connecticut Intermediate Tax Exempt Bond Fund's shares equal in value to the value of the net assets of the Galaxy Connecticut Municipal Bond Fund and/or the Galaxy Connecticut Intermediate Municipal Bond Fund transferred to the Liberty Connecticut Intermediate Tax Exempt Bond Fund. Assuming its shareholders approve the combination, the Galaxy Connecticut Intermediate Municipal Bond Fund will be the accounting survivor for financial statement purposes.

      The pro forma statements give effect to the proposed transfer of all of the assets of the Galaxy Massachusetts Municipal Bond Fund and/or the Galaxy Massachusetts Intermediate Municipal Bond Fund to the Liberty Massachusetts Intermediate Tax Exempt Bond Fund in exchange for the assumption by the Liberty Massachusetts Intermediate Tax Exempt Bond Fund of all of the liabilities of the Galaxy Massachusetts Municipal Bond Fund and/or the Galaxy Massachusetts Intermediate Municipal Bond Fund and for a number of the Liberty Massachusetts Intermediate Tax Exempt Bond Fund's shares equal in value to the value of the net assets of the Galaxy Massachusetts Municipal Bond Fund and/or the Galaxy Massachusetts Intermediate Municipal Bond Fund transferred to the Liberty Massachusetts Intermediate Tax Exempt Bond Fund. Assuming its shareholders approve the combination, the Galaxy Massachusetts Intermediate Municipal Bond Fund will be the accounting survivor for financial statement purposes.


      The pro forma statements give effect to the proposed transfer of all of the assets of the Stein Roe Intermediate Municipals Fund, Galaxy II Municipal Bond Fund, Galaxy Tax Exempt Bond Fund and Galaxy Intermediate Tax Exempt Bond Fund, and certain possible combinations thereof, to the Liberty Intermediate Tax Exempt Bond Fund in exchange for the assumption by the Liberty Intermediate Tax Exempt Bond Fund of all of the liabilities of the Stein Roe Intermediate Municipals Fund, Galaxy II Municipal Bond Fund, Galaxy Tax Exempt Bond Fund and Galaxy Intermediate Tax Exempt Bond Fund, as applicable, and for a number of the Liberty Intermediate Tax Exempt Bond Fund's shares equal in value to the value of the net assets of the Stein Roe Intermediate Municipals Fund, Galaxy II Municipal Bond Fund, Galaxy Tax Exempt Bond Fund and Galaxy Intermediate Tax Exempt Bond Fund, as applicable transferred to the Liberty Intermediate Tax Exempt Bond Fund. Assuming its shareholders approve the combination, the Galaxy Intermediate Tax Exempt Bond Fund will be the accounting survivor for financial statement purposes.


      The pro forma statements of operations do not reflect the expenses of the Acquired Funds or Acquiring Funds in carrying out their obligations under the Agreements and Plans of Reorganization.

      The unaudited pro forma combining statements should be read in conjunction with the separate financial statements of the Acquired Funds incorporated by reference in this SAI.

PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)

                                                                                             GALAXY
                                                                       GALAXY              CONNECTICUT
                                                                     CONNECTICUT          INTERMEDIATE
                                                                    MUNICIPAL BOND       MUNICIPAL BOND
                                                                         FUND                  FUND              PRO FORMA
                                                                         PAR                   PAR               COMBINED
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS
 - 94.7%
 CALIFORNIA - 0.5%
 Los Angeles Regional Airports Improvement Corp.,
   Lease Revenue American Airlines, Inc., Los Angeles
   International Airport, Series G, VRDN,
         1.850%                12/01/24                               $       -           $ 1,000,000          $ 1,000,000
 CONNECTICUT - 82.4%
 Bridgeport, General Obligation, Series A:
         5.000%                01/01/07                                       -             2,500,000            2,500,000
         5.450%                03/01/11                                       -             1,550,000            1,550,000
         6.000%                07/15/13                                       -             2,000,000            2,000,000
         6.500%                09/01/08                                       -             1,435,000            1,435,000
 Cheshire, General Obligation,
         5.100%                08/15/07                                 250,000                     -              250,000
 Cheshire, General Obligation, Lot B:
         4.500%                08/01/07                               1,080,000                     -            1,080,000
         4.750%                08/01/06                                       -             1,000,000            1,000,000
 Colchester, General Obligation, Lot A,
         5.400%                08/15/10                                 885,000                     -              885,000
 Danbury, General Obligation,
         5.625%                02/01/13                                 200,000                     -              200,000
 Easton, General Obligation,
         4.750%                10/15/21                                 855,000                     -              855,000
 East Lyme, General Obligation,
         5.000%                07/15/05                                       -             1,000,000            1,000,000
 Fairfield, General Obligation,
         5.000%                01/01/18                               1,100,000                     -            1,100,000
 Hamden, General Obligation,
         5.000%                08/15/06                               1,750,000             2,000,000            3,750,000
         5.500%                08/15/06                                 500,000                     -              500,000
 Hartford, General Obligation:
         5.700%                10/01/12                                       -               500,000              500,000
         5.750%                10/01/13                                       -             1,000,000            1,000,000
 Hartford County Metropolitan District, General Obligation                                                                     ,
         6.700%                10/01/09                                 250,000                     -              250,000
 Meriden, General Obligation,
         5.750%                10/15/04                                 300,000                     -              300,000
 Monroe, General Obligation,
         5.625%                04/15/14                                 580,000                     -              580,000
 Montville, General Obligation,
         5.300%                12/01/09                                 370,000                     -              370,000
 New Canaan, General Obligation,
         4.750%                02/01/18                                 500,000                     -              500,000
 New Haven, General Obligation,
         5.375%                02/15/11                               1,500,000                     -            1,500,000
 New Haven, General Obligation, Series A:
         5.000%                11/01/05                               1,630,000             1,000,000            2,630,000
         5.625%                07/01/16                                       -             1,000,000            1,000,000
 New Milford, General Obligation,
         5.500%                08/01/08                                 250,000                     -              250,000
 Norwich, General Obligation,
         5.000%                05/01/04                                       -             1,000,000            1,000,000
 Ridgefield, General Obligation, Lot B,
         5.000%                09/15/12                                       -             2,000,000            2,000,000
 Seymour, General Obligation, Lot B:
         5.000%                08/01/12                                       -             1,100,000            1,100,000
         5.250%                08/01/15                               1,100,000                     -            1,100,000
 South Central Regional Water Authority Water System,
   Series 11,
         5.750%                08/01/12                                 225,000                     -              225,000
 South Central Regional Water Authority Water System,
   Series 12,
         5.125%                08/01/07                                 175,000                     -              175,000
 South Central Regional Water Authority Water System,
   Series A:
         6.000%                08/01/09                                       -               985,000              985,000
         6.000%                08/01/10                                       -             1,045,000            1,045,000
 State, Series B, Pre-refunded,
         5.400%                03/15/08                                  10,000                     -               10,000
 State, Series B, Unrefunded Balance,
         5.400%                03/15/08                                 390,000                     -              390,000
 State, Series E, Pre-refunded,


                                                                                                 GALAXY
                                                                          GALAXY              CONNECTICUT
                                                                       CONNECTICUT            INTERMEDIATE
                                                                      MUNICIPAL BOND         MUNICIPAL BOND
                                                                           FUND                   FUND            PRO FORMA
                                                                          VALUE                  VALUE            COMBINED
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS
- 94.7%
CALIFORNIA - 0.5%
Los Angeles Regional Airports Improvement Corp.,
  Lease Revenue American Airlines, Inc., Los Angeles
  International Airport, Series G, VRDN,
        1.850%                12/01/24                                         $ -            $ 1,000,000         $ 1,000,000
                                                                      ----------------------------------------------------
CONNECTICUT - 82.4%
Bridgeport, General Obligation, Series A:
        5.000%                01/01/07                                           -              2,610,950           2,610,950
        5.450%                03/01/11                                           -              1,629,329           1,629,329
        6.000%                07/15/13                                           -              2,207,780           2,207,780
        6.500%                09/01/08                                           -              1,623,100           1,623,100
Cheshire, General Obligation,
        5.100%                08/15/07                                     260,258                      -             260,258
Cheshire, General Obligation, Lot B:
        4.500%                08/01/07                                   1,113,793                      -           1,113,793
        4.750%                08/01/06                                           -              1,049,380           1,049,380
Colchester, General Obligation, Lot A,
        5.400%                08/15/10                                     952,437                      -             952,437
Danbury, General Obligation,
        5.625%                02/01/13                                     218,534                      -             218,534
Easton, General Obligation,
        4.750%                10/15/21                                     810,788                      -             810,788
East Lyme, General Obligation,
        5.000%                07/15/05                                           -              1,057,230           1,057,230
Fairfield, General Obligation,
        5.000%                01/01/18                                   1,103,586                      -           1,103,586
Hamden, General Obligation,
        5.000%                08/15/06                                   1,854,755              2,119,720           3,974,475
        5.500%                08/15/06                                     545,165                      -             545,165
Hartford, General Obligation:
        5.700%                10/01/12                                           -                534,065             534,065
        5.750%                10/01/13                                           -              1,071,640           1,071,640
Hartford County Metropolitan District, General Obligation,
        6.700%                10/01/09                                     291,282                      -             291,282
Meriden, General Obligation,
        5.750%                10/15/04                                     322,833                      -             322,833
Monroe, General Obligation,
        5.625%                04/15/14                                     604,644                      -             604,644
Montville, General Obligation,
        5.300%                12/01/09                                     395,848                      -             395,848
New Canaan, General Obligation,
        4.750%                02/01/18                                     486,820                      -             486,820
New Haven, General Obligation,
        5.375%                02/15/11                                   1,584,735                      -           1,584,735
New Haven, General Obligation, Series A:
        5.000%                11/01/05                                   1,730,538              1,061,680           2,792,218
        5.625%                07/01/16                                           -              1,048,390           1,048,390
New Milford, General Obligation,
        5.500%                08/01/08                                     270,135                      -             270,135
Norwich, General Obligation,
        5.000%                05/01/04                                           -              1,047,310           1,047,310
Ridgefield, General Obligation, Lot B,
        5.000%                09/15/12                                           -              2,077,760           2,077,760
Seymour, General Obligation, Lot B:
        5.000%                08/01/12                                           -              1,138,896           1,138,896
        5.250%                08/01/15                                   1,129,942                      -           1,129,942
South Central Regional Water Authority Water System,
  Series 11,
        5.750%                08/01/12                                     238,991                      -             238,991
South Central Regional Water Authority Water System,
  Series 12,
        5.125%                08/01/07                                     182,189                      -             182,189
South Central Regional Water Authority Water System,
  Series A:
        6.000%                08/01/09                                           -              1,055,624           1,055,624
        6.000%                08/01/10                                           -              1,119,927           1,119,927
State, Series B, Pre-refunded,
        5.400%                03/15/08                                      10,727                      -              10,727
State, Series B, Unrefunded Balance,
        5.400%                03/15/08                                     417,475                      -             417,475
State, Series E, Pre-refunded,

                                                                                                GALAXY
                                                                          GALAXY              CONNECTICUT
                                                                        CONNECTICUT          INTERMEDIATE
                                                                      MUNICIPAL BOND        MUNICIPAL BOND
                                                                           FUND                  FUND              PRO FORMA
                                                                            PAR                   PAR               COMBINED
------------------------------------------------------------------------------------------------------------------------------
         6.000%                03/15/12                                     25,000                     -               25,000
 State, Series E, Unrefunded Balance,
         6.000%                03/15/12                                    975,000                     -              975,000
 State Airport Revenue, Pre-refunded 10/01/04
         7.650%                10/01/12                                    155,000                     -              155,000
 State Airport Revenue, Unrefunded Balance,
         7.650%                10/01/12                                    345,000                     -              345,000
 State Airport Revenue, Bradley International Airport,
         7.400%                10/01/04                                    400,000                     -              400,000
 State Clean Water Fund:
         5.250%                07/15/11                                          -             1,500,000            1,500,000
         6.000%                10/01/12                                    200,000             1,000,000            1,200,000
 State Clean Water Fund, Partially Pre-refunded,
         7.000%                01/01/11                                     30,000                     -               30,000
 State General Obligation, Series A:
         5.100%                11/15/04                                    250,000                     -              250,000
         5.125%                03/01/10                                  1,000,000                     -            1,000,000
         5.250%                06/15/10                                          -             2,025,000            2,025,000
         5.250%                03/15/13                                          -             3,000,000            3,000,000
         5.250%                03/15/14                                          -             2,500,000            2,500,000
         5.500%                04/15/19                                    865,000                     -              865,000
 State General Obligation, Series A, Unrefunded Balance,
         6.250%                05/15/06                                          -             1,000,000            1,000,000
 State General Obligation, Series B,
         5.750%                11/01/11                                          -             1,000,000            1,000,000
 State General Obligation, Series C:
         5.375%                12/15/10                                          -             1,000,000            1,000,000
         5.500%                08/15/05                                    500,000                     -              500,000
         5.500%                12/15/12                                  2,000,000                     -            2,000,000
 State General Obligation, Series C, Pre-refunded 08/15/04,
         5.800%                08/15/08                                          -             1,310,000            1,310,000
 State General Obligation, Series C, Unrefunded Balance,
         5.800%                08/15/08                                          -               190,000              190,000
 State Health and Educational Facilities Authority,
   Backus (William W.) Hospital Issue, Series D,
         5.625%                07/01/17                                    500,000                     -              500,000
 State Health and Educational Facilities Authority,
   Connecticut College, Series C-1,
         5.500%                07/01/27                                    900,000                     -              900,000
 State Health and Educational Facilities Authority,
   Connecticut College, Series D-1,
         5.750%                07/01/30                                  1,250,000                     -            1,250,000
 State Health and Educational Facilities Authority,
   Fairfield University, Series I,
         5.250%                07/01/25                                  2,000,000                     -            2,000,000
 State Health and Educational Facilities Authority,
   Greenwich Hospital Issue, Series A:
         5.300%                07/01/08                                    750,000                     -              750,000
         5.750%                07/01/16                                          -             2,000,000            2,000,000
 State Health and Educational Facilities Authority,
   Hospital for Special Care, Series B,
         5.375%                07/01/17                                          -             2,500,000            2,500,000
 State Health and Educational Facilities Authority,
   Hospital of Saint Raphael, Series H,
         5.300%                07/01/10                                          -             2,740,000            2,740,000
 State Health and Educational Facilities Authority,
   Loomis Chaffee School, Series E,
         5.000%                07/01/25                                  1,000,000                     -            1,000,000
 State Health and Educational Facilities Authority,
   Middlesex Hospital, Series H,
         5.000%                07/01/12                                  1,060,000                     -            1,060,000
 State Health and Educational Facilities Authority,
   New Britain General Hospital, Series B,
         6.000%                07/01/09                                          -             1,000,000            1,000,000
 State Health and Educational Facilities Authority,
   New Horizons Village Project,
         7.050%                11/01/09                                          -             1,000,000            1,000,000
 State Health and Educational Facilities Authority,
   Newington Childrens Hospital, Series A:
         5.650%                07/01/05                                    375,000                     -              375,000
         5.850%                07/01/07                                          -             1,110,000            1,110,000
 State Health and Educational Facilities Authority,
   Sharon Health Care, Pre-refunded 11/01/04,
         6.000%                11/01/09                                          -             1,000,000            1,000,000
 State Health and Educational Facilities Authority,
   Stamford Hospital, Series F,
         5.400%                07/01/09                                          -             2,000,000            2,000,000
 State Health and Educational Facilities Authority,
   Trinity College, Series E,
         5.800%                07/01/16                                          -             2,000,000            2,000,000
 State Health and Educational Facilities Authority,
   Trinity College, Series F,
         5.000%                07/01/21                                    500,000                     -              500,000
 State Health and Educational Facilities Authority,


                                                                                                    GALAXY
                                                                             GALAXY              CONNECTICUT
                                                                          CONNECTICUT            INTERMEDIATE
                                                                         MUNICIPAL BOND         MUNICIPAL BOND
                                                                              FUND                   FUND             PRO FORMA
                                                                              VALUE                  VALUE            COMBINED
-------------------------------------------------------------------------------------------------------------------------------
        6.000%                03/15/12                                        27,951                      -              27,951
State, Series E, Unrefunded Balance,
        6.000%                03/15/12                                     1,089,251                      -           1,089,251
State Airport Revenue, Pre-refunded 10/01/04
        7.650%                10/01/12                                       174,477                      -             174,477
State Airport Revenue, Unrefunded Balance,
        7.650%                10/01/12                                       380,856                      -             380,856
State Airport Revenue, Bradley International Airport,
        7.400%                10/01/04                                       440,192                      -             440,192
State Clean Water Fund:
        5.250%                07/15/11                                             -              1,585,830           1,585,830
        6.000%                10/01/12                                       224,772              1,123,860           1,348,632
State Clean Water Fund, Partially Pre-refunded,
        7.000%                01/01/11                                        30,450                      -              30,450
State General Obligation, Series A:
        5.100%                11/15/04                                       264,733                      -             264,733
        5.125%                03/01/10                                     1,043,420                      -           1,043,420
        5.250%                06/15/10                                             -              2,151,158           2,151,158
        5.250%                03/15/13                                             -              3,126,540           3,126,540
        5.250%                03/15/14                                             -              2,593,125           2,593,125
        5.500%                04/15/19                                       895,846                      -             895,846
State General Obligation, Series A, Unrefunded Balance,
        6.250%                05/15/06                                             -              1,106,510           1,106,510
State General Obligation, Series B,
        5.750%                11/01/11                                             -              1,090,740           1,090,740
State General Obligation, Series C:
        5.375%                12/15/10                                             -              1,075,270           1,075,270
        5.500%                08/15/05                                       530,865                      -             530,865
        5.500%                12/15/12                                     2,162,340                      -           2,162,340
State General Obligation, Series C, Pre-refunded 08/15/04,
        5.800%                08/15/08                                             -              1,415,350           1,415,350
State General Obligation, Series C, Unrefunded Balance,
        5.800%                08/15/08                                             -                200,452             200,452
State Health and Educational Facilities Authority,
  Backus (William W.) Hospital Issue, Series D,
        5.625%                07/01/17                                       522,820                      -             522,820
State Health and Educational Facilities Authority,
  Connecticut College, Series C-1,
        5.500%                07/01/27                                       917,127                      -             917,127
State Health and Educational Facilities Authority,
  Connecticut College, Series D-1,
        5.750%                07/01/30                                     1,313,575                      -           1,313,575
State Health and Educational Facilities Authority,
  Fairfield University, Series I,
        5.250%                07/01/25                                     2,001,460                      -           2,001,460
State Health and Educational Facilities Authority,
  Greenwich Hospital Issue, Series A:
        5.300%                07/01/08                                       799,395                      -             799,395
        5.750%                07/01/16                                             -              2,124,140           2,124,140
State Health and Educational Facilities Authority,
  Hospital for Special Care, Series B,
        5.375%                07/01/17                                             -              2,375,200           2,375,200
State Health and Educational Facilities Authority,
  Hospital of Saint Raphael, Series H,
        5.300%                07/01/10                                             -              2,907,167           2,907,167
State Health and Educational Facilities Authority,
  Loomis Chaffee School, Series E,
        5.000%                07/01/25                                       951,200                      -             951,200
State Health and Educational Facilities Authority,
  Middlesex Hospital, Series H,
        5.000%                07/01/12                                     1,083,235                      -           1,083,235
State Health and Educational Facilities Authority,
  New Britain General Hospital, Series B,
        6.000%                07/01/09                                             -              1,076,500           1,076,500
State Health and Educational Facilities Authority,
  New Horizons Village Project,
        7.050%                11/01/09                                             -              1,114,490           1,114,490
State Health and Educational Facilities Authority,
  Newington Childrens Hospital, Series A:
        5.650%                07/01/05                                       401,610                      -             401,610
        5.850%                07/01/07                                             -              1,183,815           1,183,815
State Health and Educational Facilities Authority,
  Sharon Health Care, Pre-refunded 11/01/04,
        6.000%                11/01/09                                             -              1,103,330           1,103,330
State Health and Educational Facilities Authority,
  Stamford Hospital, Series F,
        5.400%                07/01/09                                             -              2,128,800           2,128,800
State Health and Educational Facilities Authority,
  Trinity College, Series E,
        5.800%                07/01/16                                             -              2,126,480           2,126,480
State Health and Educational Facilities Authority,
  Trinity College, Series F,
        5.000%                07/01/21                                       525,785                      -             525,785
State Health and Educational Facilities Authority,

                                                                                                 GALAXY
                                                                          GALAXY              CONNECTICUT
                                                                        CONNECTICUT           INTERMEDIATE
                                                                       MUNICIPAL BOND        MUNICIPAL BOND
                                                                            FUND                  FUND              PRO FORMA
                                                                            PAR                   PAR               COMBINED
------------------------------------------------------------------------------------------------------------------------------
  Trinity College, Series G:
        5.000%                07/01/31                                   1,485,000                     -            1,485,000
        5.500%                07/01/15                                           -             2,825,000            2,825,000
State Higher Education Supplemental Loan Authority,
  Family Education Loan Program, Series A:
        5.625%                11/15/07                                     645,000                     -              645,000
        5.625%                11/15/11                                           -             1,170,000            1,170,000
        7.000%                11/15/05                                           -               900,000              900,000
State Housing Finance Authority, Housing Mortgage
  Finance Program, Series A,
        6.200%                05/15/14                                           -             1,350,000            1,350,000
State Housing Finance Authority, Housing Mortgage
  Finance Program, Series A-1:
        5.850%                11/15/16                                     125,000                     -              125,000
        5.950%                05/15/15                                           -             3,215,000            3,215,000
State Housing Finance Authority, Housing Mortgage
  Finance Program, Series A-3,
        5.950%                05/15/17                                           -             1,000,000            1,000,000
State Housing Finance Authority, Housing Mortgage
  Finance Program, Series B:
        6.200%                05/15/12                                     100,000                     -              100,000
        6.300%                05/15/24                                   1,000,000                     -            1,000,000
State Housing Finance Authority, Housing Mortgage
  Finance Program, Series B-1,
        6.000%                11/15/15                                           -             2,000,000            2,000,000
State Housing Finance Authority, Housing Mortgage
  Finance Program, Series B-2, AMT
        5.850%                05/15/31                                     980,000                     -              980,000
State Housing Finance Authority, Housing Mortgage
  Finance Program, Series C-1,
        6.000%                11/15/10                                           -             1,010,000            1,010,000
State Housing Finance Authority, Housing Mortgage
  Finance Program, Series D-2,
        5.450%                11/15/24                                   1,500,000                     -            1,500,000
State Housing Finance Authority, Housing Mortgage
  Finance Program, Series E-1,
        5.900%                05/15/15                                           -             4,200,000            4,200,000
State Juvenile Training School, Certificates of Participation                                                                    :
        5.000%                12/15/30                                   1,000,000                     -            1,000,000
        5.250%                12/15/14                                           -             1,565,000            1,565,000
State Resource Recovery Authority, American Fuel Co.,
  Series A,
        5.125%                11/15/14                                           -             4,625,000            4,625,000
State Resource Recovery Authority, Mid-Connecticut
  System, Series A:
        5.375%                11/15/10                                           -             2,000,000            2,000,000
        5.500%                11/15/11                                           -             4,000,000            4,000,000
        5.750%                11/15/07                                   1,000,000                     -            1,000,000
        6.250%                11/15/05                                           -             4,750,000            4,750,000
        6.250%                11/15/06                                           -             2,275,000            2,275,000
State Special Assessment Second Injury Fund,
  Series A:
        5.250%                01/01/10                                           -             2,000,000            2,000,000
        5.250%                01/01/11                                           -             1,000,000            1,000,000
State Special Obligation, Transportation Infrastructure,
  Series A:
        5.250%                09/01/07                                   1,250,000                     -            1,250,000
        5.250%                10/01/14                                           -             2,100,000            2,100,000
        5.375%                09/01/08                                     750,000                     -              750,000
        5.500%                10/01/12                                   3,250,000                     -            3,250,000
State Special Obligation, Transportation Infrastructure,
  Series A, Pre-refunded 04/01/04,
        5.400%                04/01/07                                     700,000                     -              700,000
State Special Obligation, Transportation Infrastructure,
  Series A, Pre-refunded 06/1/05,
        5.600%                06/01/13                                           -             1,000,000            1,000,000
State Special Obligation, Transportation Infrastructure,
  Series A, Pre-refunded 06/1/06,
        5.700%                06/01/12                                           -             1,160,000            1,160,000
State Special Obligation, Transportation Infrastructure,
  Series B,
        6.125%                09/01/12                                     400,000                     -              400,000
State Special Obligation, Transportation Infrastructure,
  Series B, Pre-refunded 10/01/04:
        5.500%                10/01/11                                           -             3,920,000            3,920,000
        6.100%                10/01/12                                           -             2,000,000            2,000,000
Torrington, General Obligation,
        5.125%                09/15/12                                   1,300,000                     -            1,300,000
Trumbell, General Obligation:
        5.000%                01/15/05                                           -             1,140,000            1,140,000
        6.000%                05/15/04                                     100,000                     -              100,000
University of Connecticut, General Obligation, Series A:
        5.250%                04/01/14                                           -             1,000,000            1,000,000
        5.375%                03/01/19                                   2,000,000                     -            2,000,000


                                                                                                     GALAXY
                                                                              GALAXY               CONNECTICUT
                                                                            CONNECTICUT           INTERMEDIATE
                                                                           MUNICIPAL BOND         MUNICIPAL BOND
                                                                               FUND                   FUND              PRO FORMA
                                                                               VALUE                  VALUE              COMBINED
----------------------------------------------------------------------------------------------------------------------------------
  Trinity College, Series G:
        5.000%                07/01/31                                       1,455,805                      -           1,455,805
        5.500%                07/01/15                                               -              2,990,121           2,990,121
State Higher Education Supplemental Loan Authority,
  Family Education Loan Program, Series A:
        5.625%                11/15/07                                         666,504                      -             666,504
        5.625%                11/15/11                                               -              1,262,243           1,262,243
        7.000%                11/15/05                                               -                919,980             919,980
State Housing Finance Authority, Housing Mortgage
  Finance Program, Series A,
        6.200%                05/15/14                                               -              1,395,157           1,395,157
State Housing Finance Authority, Housing Mortgage
  Finance Program, Series A-1:
        5.850%                11/15/16                                         127,660                      -             127,660
        5.950%                05/15/15                                               -              3,372,310           3,372,310
State Housing Finance Authority, Housing Mortgage
  Finance Program, Series A-3,
        5.950%                05/15/17                                               -              1,036,290           1,036,290
State Housing Finance Authority, Housing Mortgage
  Finance Program, Series B:
        6.200%                05/15/12                                         103,425                      -             103,425
        6.300%                05/15/24                                       1,025,440                      -           1,025,440
State Housing Finance Authority, Housing Mortgage
  Finance Program, Series B-1,
        6.000%                11/15/15                                               -              2,084,500           2,084,500
State Housing Finance Authority, Housing Mortgage
  Finance Program, Series B-2, AMT
        5.850%                05/15/31                                         992,230                      -             992,230
State Housing Finance Authority, Housing Mortgage
  Finance Program, Series C-1,
        6.000%                11/15/10                                               -              1,064,964           1,064,964
State Housing Finance Authority, Housing Mortgage
  Finance Program, Series D-2,
        5.450%                11/15/24                                       1,507,890                      -           1,507,890
State Housing Finance Authority, Housing Mortgage
  Finance Program, Series E-1,
        5.900%                05/15/15                                               -              4,372,494           4,372,494
State Juvenile Training School, Certificates of Participation:
        5.000%                12/15/30                                         947,330                      -             947,330
        5.250%                12/15/14                                               -              1,618,351           1,618,351
State Resource Recovery Authority, American Fuel Co.,
  Series A,
        5.125%                11/15/14                                               -              4,659,132           4,659,132
State Resource Recovery Authority, Mid-Connecticut
  System, Series A:
        5.375%                11/15/10                                               -              2,124,960           2,124,960
        5.500%                11/15/11                                               -              4,269,840           4,269,840
        5.750%                11/15/07                                       1,091,710                      -           1,091,710
        6.250%                11/15/05                                               -              5,246,945           5,246,945
        6.250%                11/15/06                                               -              2,525,614           2,525,614
State Special Assessment Second Injury Fund,
  Series A:
        5.250%                01/01/10                                               -              2,119,020           2,119,020
        5.250%                01/01/11                                               -              1,042,940           1,042,940
State Special Obligation, Transportation Infrastructure,
  Series A:
        5.250%                09/01/07                                       1,332,913                      -           1,332,913
        5.250%                10/01/14                                               -              2,174,235           2,174,235
        5.375%                09/01/08                                         804,278                      -             804,278
        5.500%                10/01/12                                       3,501,192                      -           3,501,192
State Special Obligation, Transportation Infrastructure,
  Series A, Pre-refunded 04/01/04,
        5.400%                04/01/07                                         750,701                      -             750,701
State Special Obligation, Transportation Infrastructure,
  Series A, Pre-refunded 06/1/05,
        5.600%                06/01/13                                               -              1,083,830           1,083,830
State Special Obligation, Transportation Infrastructure,
  Series A, Pre-refunded 06/1/06,
        5.700%                06/01/12                                               -              1,270,339           1,270,339
State Special Obligation, Transportation Infrastructure,
  Series B,
        6.125%                09/01/12                                         450,928                      -             450,928
State Special Obligation, Transportation Infrastructure,
  Series B, Pre-refunded 10/01/04:
        5.500%                10/01/11                                               -              4,228,190           4,228,190
        6.100%                10/01/12                                               -              2,188,660           2,188,660
Torrington, General Obligation,
        5.125%                09/15/12                                       1,358,058                      -           1,358,058
Trumbell, General Obligation:
        5.000%                01/15/05                                               -              1,198,471           1,198,471
        6.000%                05/15/04                                         107,219                      -             107,219
University of Connecticut, General Obligation, Series A:
        5.250%                04/01/14                                               -              1,031,500           1,031,500
        5.375%                03/01/19                                       2,042,640                      -           2,042,640

                                                                             GALAXY
                                                         GALAXY           CONNECTICUT
                                                       CONNECTICUT        INTERMEDIATE
                                                      MUNICIPAL BOND     MUNICIPAL BOND
                                                           FUND               FUND           PRO FORMA
                                                           PAR                PAR            COMBINED
----------------------------------------------------------------------------------------------------------
West Hartford, General Obligation,
        6.000%                05/01/07                   100,000                -              100,000
Westport, General Obligation:
        5.000%                12/01/16                 1,155,000                -            1,155,000
        5.000%                07/15/18                 1,890,000                    -        1,890,000
        5.375%                08/15/14                         -              550,000          550,000
        5.375%                08/15/15                         -            1,550,000        1,550,000



GEORGIA - 1.1%
State General Obligation, Series E,
        6.000%                07/01/04                         -            2,000,000        2,000,000



PUERTO RICO - 10.7%
PR Commonwealth, General Obligation, Capital
  Appreciation,
        (a)                   07/01/14                         -            4,500,000        4,500,000
PR Commonwealth, General Obligation:
        6.000%                07/01/16                 1,000,000                    -        1,000,000
PR Commonwealth Infrastructure Financing Authority,
  Series A:
        5.250%                07/01/10                         -            2,500,000        2,500,000
        5.500%                10/01/40                 1,000,000                    -        1,000,000
PR Commonwealth Highway & Transportation Authority:
        5.250%                07/01/10                         -            1,250,000        1,250,000
        5.250%                07/01/14                         -            2,615,000        2,615,000
PR Commonwealth Highway & Transportation Authority,
  Series X,
        5.300%                07/01/04                         -              700,000          700,000
PR Electric Power Authority, Series Z,
        5.500%                07/01/14                         -            1,000,000        1,000,000
PR Industrial Tourist Educational Medical &
  Environmental Control Facilities, Inter
  American University, Series A:
        5.250%                10/01/12                         -              725,000          725,000
        5.375%                10/01/13                         -              975,000          975,000
        5.500%                10/01/14                         -              650,000          650,000
PR Municipal Finance Agency, General Obligation,
  Series A:
        5.500%                07/01/17                 1,000,000                    -        1,000,000
        5.750%                08/01/12                         -            1,500,000        1,500,000
        6.000%                07/01/04                         -            2,650,000        2,650,000




Total Municipal Bonds


SHORT-TERM OBLIGATIONS - 4.2%
----------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 4.2%
Dreyfus Tax-Exempt Cash Management Fund                2,759,229            1,553,117        4,312,346
Federated Connecticut Municipal Cash Trust             1,354,532                    -        1,354,532
Federated Tax-Exempt Obligation Fund                           -            2,693,600        2,693,600


Total Short-Term Obligations

                                                      56,823,761          131,606,717
TOTAL INVESTMENTS - 98.9%


OTHER ASSETS & LIABILITIES, NET - 1.1%


NET ASSETS - 100.0%



                                                                               GALAXY
                                                           GALAXY           CONNECTICUT
                                                        CONNECTICUT         INTERMEDIATE
                                                       MUNICIPAL BOND      MUNICIPAL BOND
                                                             FUND               FUND            PRO FORMA
                                                            VALUE              VALUE            COMBINED
------------------------------------------------------------------------------------------------------------
West Hartford, General Obligation,
        6.000%                05/01/07                       110,611                  -             110,611
Westport, General Obligation:
        5.000%                12/01/16                     1,163,027                  -           1,163,027
        5.000%                07/15/18                     1,896,483                  -           1,896,483
        5.375%                08/15/14                             -            578,804             578,804
        5.375%                08/15/15                             -          1,622,214           1,622,214
                                                        ---------------------------------------------------
                                                          51,742,879        111,542,642         163,285,521
                                                        ---------------------------------------------------
GEORGIA - 1.1%
State General Obligation, Series E,
        6.000%                07/01/04                             -          2,147,500           2,147,500
                                                        ---------------------------------------------------


PUERTO RICO - 10.7%
PR Commonwealth, General Obligation, Capital
  Appreciation,
        (a)                   07/01/14                             -          2,431,215           2,431,215
PR Commonwealth, General Obligation:
        6.000%                07/01/16                     1,131,000                  -           1,131,000
PR Commonwealth Infrastructure Financing Authority,
  Series A:
        5.250%                07/01/10                             -          2,669,825           2,669,825
        5.500%                10/01/40                     1,025,690                              1,025,690
PR Commonwealth Highway & Transportation Authority:
        5.250%                07/01/10                             -          1,345,700           1,345,700
        5.250%                07/01/14                             -          2,718,476           2,718,476
PR Commonwealth Highway & Transportation Authority,
  Series X,
        5.300%                07/01/04                             -            733,775             733,775
PR Electric Power Authority, Series Z,
        5.500%                07/01/14                             -          1,037,830           1,037,830
PR Industrial Tourist Educational Medical &
  Environmental Control Facilities, Inter
  American University, Series A:
        5.250%                10/01/12                             -            768,188             768,188
        5.375%                10/01/13                             -          1,033,129           1,033,129
        5.500%                10/01/14                             -            690,703             690,703
PR Municipal Finance Agency, General Obligation,
  Series A:
        5.500%                07/01/17                     1,040,420                  -           1,040,420
        5.750%                08/01/12                             -          1,649,145           1,649,145
        6.000%                07/01/04                             -          2,902,625           2,902,625
                                                        ---------------------------------------------------
                                                           3,197,110         17,980,611          21,177,721
                                                        ---------------------------------------------------

Total Municipal Bonds                                     54,939,989        132,670,753         187,610,742
                                                        ---------------------------------------------------

SHORT-TERM OBLIGATIONS - 4.2%
-----------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 4.2%
Dreyfus Tax-Exempt Cash Management Fund                    2,759,229          1,553,117           4,312,346
Federated Connecticut Municipal Cash Trust                 1,354,532                  -           1,354,532
Federated Tax-Exempt Obligation Fund                               -          2,693,600           2,693,600
                                                        ---------------------------------------------------

Total Short-Term Obligations                               4,113,761          4,246,717           8,360,478
                                                        ---------------------------------------------------

TOTAL INVESTMENTS - 98.9%                                 59,053,750        136,917,470         195,971,220
                                                        ---------------------------------------------------

OTHER ASSETS & LIABILITIES, NET - 1.1%                       640,496          1,463,600           2,104,096
                                                        ---------------------------------------------------

NET ASSETS - 100.0%                                     $ 59,694,246      $ 138,381,070       $ 198,075,316
                                                        ===================================================


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a)  Zero coupon bond.

                                               Acronym                        Name
                                              ---------           --------------------------
                                                 AMT                Alternative Minimum Tax
                                                VRDN               Variable Rate Demand Note

Percentages are based on Net Assets of the Pro Forma Combined.

            PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                           GALAXY
                                                     GALAXY              CONNECTICUT
                                                   CONNECTICUT          INTERMEDIATE
                                                  MUNICIPAL BOND        MUNICIPAL BOND          PRO FORMA            PRO FORMA
                                                      FUND                  FUND               ADJUSTMENTS           COMBINED
                                                  ------------         -------------          ------------         -------------
Assets
Investments, at cost                              $ 57,435,330         $ 132,111,874                               $ 189,547,204
                                                  ------------         -------------                               -------------
Investments, at value                             $ 59,053,750         $ 136,917,470                               $ 195,971,220
Cash                                                         2                     -                                           2
Receivable for:
   Interest                                            886,768             2,056,855                                   2,943,623
Expense reimbursement due from Advisor                   5,854                     -                                       5,854
                                                  ------------         -------------                               -------------
     Total Assets                                   59,946,374           138,974,325                                 198,920,699
                                                  ------------         -------------                               -------------
LIABILITIES
Payable to custodian bank                                    -                     9                                           9
Payable for:
   Fund shares repurchased                                   -                    10                                          10
   Distributions                                       195,918               489,785                                     685,703
   Investment advisory fee                              28,581                66,582                                      95,163
   Administration fee                                    3,955                 8,733                                      12,688
   Shareholder servicing fees and 12b-1 fees             4,025                 5,408                                       9,433
   Transfer agent fee                                    1,972                 2,896                                       4,868
Other liabilities                                       17,677                19,832                                      37,509
                                                  ------------         -------------                               -------------
     Total Liabilities                                 252,128               593,255                                     845,383
                                                  ------------         -------------                               -------------
NET ASSETS                                        $ 59,694,246         $ 138,381,070                               $ 198,075,316
                                                  ============         =============                               =============
Paid in capital                                   $ 58,955,194         $ 135,590,381                               $ 194,545,575
Accumulated net investment income (loss)               (10,387)                4,023                                      (6,364)
Accumulated net realized loss on investments          (868,981)           (2,018,930)                                 (2,887,911)
Net unrealized appreciation/depreciation on
   investments                                       1,618,420             4,805,596                                   6,424,016
                                                  ------------         -------------                               -------------
NET ASSETS                                        $ 59,694,246         $ 138,381,070                               $ 198,075,316
                                                  ============         =============                               =============
Net assets - Retail A                             $ 26,977,704         $  25,993,823          (52,971,527)         $           -
                                                  ============         =============                               =============
Shares outstanding - Retail A                        2,534,152             2,443,486           (4,977,638)                     -
                                                  ============         =============                               =============
Net asset value and redemption
   price per share - Retail A                     $      10.65         $       10.64                               $           -
                                                  ============         =============                               =============
Maximum offering price per share - Retail A
   (Net asset value/0.9525)                       $      11.18         $       11.17                               $           -
                                                  ============         =============                               =============
Net assets - Class T                              $          -         $           -           52,971,527 {a}      $  52,971,527
                                                  ============         =============                               =============
Shares outstanding - Class T                                 -                     -            4,978,984 {a}          4,978,984
                                                  ============         =============                               =============
Net asset value and redemption
   price per share - Class T                      $          -         $           -                               $       10.64
                                                  ============         =============                               =============
Maximum offering price per share - Class T
   (Net asset value/0.9525)                       $          -         $           -                               $       11.17
                                                  ============         =============                               =============
Net assets - Retail B                             $    237,240         $      44,761             (282,001)         $           -
                                                  ============         =============                               =============
Shares outstanding - Retail B                           22,281                 4,208              (26,489)                     -
                                                  ============         =============                               =============
Net asset value and offering
   price per share - Retail B                     $      10.65 (a)     $       10.64 (a)                           $           -
                                                  ============         =============                               =============
Net assets - Class G                              $          -         $           -              282,001 {a}      $     282,001
                                                  ============         =============                               =============
Shares outstanding - Class G                                 -                     -               26,504 {a}             26,504
                                                  ============         =============                               =============
Net asset value and offering
   price per share - Class G                      $          - (a)     $           - (a)                           $       10.64
                                                  ============         =============                               =============
Net assets - Trust Shares                         $ 32,479,302         $ 112,342,486         (144,821,788)         $           -
                                                  ============         =============                               =============
Shares outstanding - Trust Shares                    3,050,784            10,560,642          (13,611,426)                     -
                                                  ============         =============                               =============
Net asset value, offering and redemption
   price per share - Trust Shares                 $      10.65         $       10.64                               $           -
                                                  ============         =============                               =============
Net assets - Class Z                              $          -         $           -          144,821,788 {a}      $ 144,821,788
                                                  ============         =============                               =============
Shares outstanding - Class Z                                 -                     -           13,613,208 {a}         13,613,208
                                                  ============         =============                               =============
Net asset value, offering and redemption
   price per share - Class Z                      $          -         $           -                               $       10.64
                                                  ============         =============                               =============


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


{a} New class shares of the surviving fund transferred at NAV of surviving fund.

                  PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                GALAXY
                                                             GALAXY          CONNECTICUT
                                                          CONNECTICUT        INTERMEDIATE
                                                         MUNICIPAL BOND     MUNICIPAL BOND           PRO FORMA        PRO FORMA
                                                              FUND               FUND               ADJUSTMENTS       COMBINED
                                                          -----------        -----------            -----------      -----------
Investment Income
Dividends                                                 $    46,875        $   140,432                             $   187,307
Interest                                                    2,628,938          6,958,906                               9,587,844
                                                          -----------        -----------            -------          -----------
   Total Investment Income                                  2,675,813          7,099,338                               9,775,151

EXPENSES
Investment advisory fee                                       412,990          1,093,960                               1,506,950
Administration fee                                             35,854             95,680                                 131,534
Distribution and service fees                                  40,129             30,743                                  70,872
Fund accounting fee                                            50,527             54,120            (54,007) {a}          50,640
Transfer agent fee                                             16,395             14,658              3,330  {a}          34,383
Directors'/Trustees' fee                                          654              2,056              7,399  {b}          10,109
Custody fee                                                     7,882             11,703                  -               19,585
Other expenses                                                 66,073             94,773            (46,651) {c}         114,195
                                                          -----------        -----------            -------          -----------
   Total Expenses                                             630,504          1,397,693            (89,929)           1,938,268
Fees and expenses waived or borne by Advisor
  and Administrator                                          (189,377)          (265,695)            53,151  {d}        (401,921)
                                                          -----------        -----------            -------          -----------
   Net Expenses                                               441,127          1,131,998            (36,778)           1,536,347
                                                          -----------        -----------            -------          -----------
   Net Investment Income                                    2,234,686          5,967,340             36,778            8,238,804
                                                          -----------        -----------            -------          -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain on investments                              194,983            648,960                                 843,943
Net change in unrealized appreciation/depreciation
   on investments                                            (351,908)          (235,119)                               (587,027)
                                                          -----------        -----------            -------          -----------
   Net Gain (Loss)                                           (156,925)           413,841                 --              256,916
                                                          -----------        -----------            -------          -----------
Increase in Net Assets from Operations                    $ 2,077,761        $ 6,381,181             36,778          $ 8,495,720
                                                          ===========        ===========            =======          ===========



{a} Based on the Galaxy fee structure.
{b} Based on the new Liberty funds structure assuming all mergers occur. {c} Due to economies of scale achieved by merging funds.
{d} Based upon the contract in effect for the surviving fund.

PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)


                                                                                        GALAXY
                                                                  GALAXY             MASSACHUSETTS
                                                               MASSACHUSETTS         INTERMEDIATE
                                                              MUNICIPAL BOND        MUNICIPAL BOND
                                                                   FUND                  FUND           PRO FORMA
                                                                    PAR                   PAR            COMBINED
--------------------------------------------------------------------------------------------------------------------
  MUNICIPAL BONDS - 93.3%
  ALASKA - 0.2%
  North Slope Boro Capital Appreciation, General
    Obligation, Series B,
          (a)                  11/15/14                        $ 1,000,000           $         -      $ 1,000,000

  CONNECTICUT - 0.3%
  State, General Obligation, Series C,
          5.375%               12/15/10                                  -             1,000,000        1,000,000

  FLORIDA - 1.2%
  Orange County School Board, Certificates of
    Participation, Series B, VRDN,
          1.750%               08/01/25                                  -             1,800,000        1,800,000
  State Department of Transportation, Right of Way,
    General Obligation, Series B,
          5.750%               07/01/05                                  -             2,375,000        2,375,000



  MASSACHUSETTS - 87.3%
  Andover, General Obligation,
          5.000%               12/15/07                                  -             1,055,000        1,055,000
  Attleboro, General Obligation,
          5.200%               07/01/02                            300,000                     -          300,000
  Bellington, General Obligation,
          5.250%               03/01/13                                  -             1,605,000        1,605,000
  Boston, General Obligation:
          5.250%               10/01/04                                  -             2,000,000        2,000,000
          5.250%               10/01/05                            250,000                     -          250,000
  Boston, General Obligation, Series A:
          5.000%               02/01/21                          2,000,000                     -        2,000,000
          5.450%               02/01/07                            360,000                     -          360,000
          5.550%               02/01/08                            225,000                     -          225,000
          5.650%               02/01/09                                  -             1,500,000        1,500,000
  Boston Water & Sewer Commission, General
    Purpose, Series A,
          5.125%               11/01/15                                  -             1,320,000        1,320,000
  Brockton, General Obligation,
          5.125%               04/01/15                                  -             1,500,000        1,500,000
  Brookline, General Obligation:
          5.600%               09/01/10                            100,000                     -          100,000
          5.750%               04/01/14                                  -             1,905,000        1,905,000
  Cambridge, General Obligation,
          4.750%               04/01/11                                  -             1,060,000        1,060,000
  Chelsea School Project Loan Act of 1948,
    General Obligation:
          5.700%               06/15/06                                  -             1,000,000        1,000,000
          6.000%               06/15/04                                  -               650,000          650,000
  Deerfield, General Obligation,
          5.600%               06/15/02                            250,000                     -          250,000
  Everett, General Obligation,
          6.000%               12/15/11                          2,015,000                     -        2,015,000
  Franklin, General Obligation,
          5.500%               11/15/02                            250,000                     -          250,000
  Gloucester, General Obligation,
          5.100%               08/01/14                                  -             1,105,000        1,105,000
  Groton-Dunstable Regional School District, General
    Obligation,
          5.000%               10/15/21                          1,260,000                     -        1,260,000
  Haverhill, General Obligation,
          5.300%               06/15/12                                  -             1,500,000        1,500,000
  Holden, General Obligation, Municipal Purpose Loan,
          5.750%               03/01/18                          2,385,000                     -        2,385,000
  Holyoke, General Obligation, Series A,
          5.600%               06/15/11                                  -             1,000,000        1,000,000
  Kingston, General Obligation,
          5.700%               08/01/07                            100,000                     -          100,000
  Lawrence, General Obligation,
          6.250%               02/15/09                                  -             1,475,000        1,475,000
  Lehigh County, Lehigh Valley Hospital, Revenue
    Bonds, Series 1999 B, VRDN,
          1.700%               07/01/29                                  -             1,400,000        1,400,000
  Lowell, General Obligation:



                                                                                               GALAXY
                                                                        GALAXY             MASSACHUSETTS
                                                                     MASSACHUSETTS          INTERMEDIATE
                                                                    MUNICIPAL BOND         MUNICIPAL BOND
                                                                         FUND                   FUND             PRO FORMA
                                                                         VALUE                 VALUE             COMBINED
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 93.3%
ALASKA - 0.2%
North Slope Boro Capital Appreciation, General
  Obligation, Series B,
        (a)                  11/15/14                              $     790,890          $           -       $     790,890
                                                                   --------------------------------------------------------
CONNECTICUT - 0.3%
State, General Obligation, Series C,
        5.375%               12/15/10                                          -              1,075,270           1,075,270
                                                                   --------------------------------------------------------
FLORIDA - 1.2%
Orange County School Board, Certificates of
  Participation, Series B, VRDN,
        1.750%               08/01/25                                          -              1,800,000           1,800,000
State Department of Transportation, Right of Way,
  General Obligation, Series B,
        5.750%               07/01/05                                          -              2,562,174           2,562,174
                                                                   --------------------------------------------------------
                                                                               -              4,362,174           4,362,174
                                                                   --------------------------------------------------------
MASSACHUSETTS - 87.3%
Andover, General Obligation,
        5.000%               12/15/07                                          -              1,119,488           1,119,488
Attleboro, General Obligation,
        5.200%               07/01/02                                    305,163                      -             305,163
Bellington, General Obligation,
        5.250%               03/01/13                                          -              1,680,467           1,680,467
Boston, General Obligation:
        5.250%               10/01/04                                          -              2,122,380           2,122,380
        5.250%               10/01/05                                    266,833                      -             266,833
Boston, General Obligation, Series A:
        5.000%               02/01/21                                  1,954,260                      -           1,954,260
        5.450%               02/01/07                                    373,997                      -             373,997
        5.550%               02/01/08                                    235,796                      -             235,796
        5.650%               02/01/09                                          -              1,573,545           1,573,545
Boston Water & Sewer Commission, General
  Purpose, Series A,
        5.125%               11/01/15                                          -              1,333,042           1,333,042
Brockton, General Obligation,
        5.125%               04/01/15                                          -              1,522,545           1,522,545
Brookline, General Obligation:
        5.600%               09/01/10                                    103,834                      -             103,834
        5.750%               04/01/14                                          -              2,054,562           2,054,562
Cambridge, General Obligation,
        4.750%               04/01/11                                          -              1,103,863           1,103,863
Chelsea School Project Loan Act of 1948,
  General Obligation:
        5.700%               06/15/06                                          -              1,068,790           1,068,790
        6.000%               06/15/04                                          -                697,099             697,099
Deerfield, General Obligation,
        5.600%               06/15/02                                    254,355                      -             254,355
Everett, General Obligation,
        6.000%               12/15/11                                  2,258,614                      -           2,258,614
Franklin, General Obligation,
        5.500%               11/15/02                                    258,062                      -             258,062
Gloucester, General Obligation,
        5.100%               08/01/14                                          -              1,125,100           1,125,100
Groton-Dunstable Regional School District, General
  Obligation,
        5.000%               10/15/21                                  1,227,479                      -           1,227,479
Haverhill, General Obligation,
        5.300%               06/15/12                                          -              1,561,755           1,561,755
Holden, General Obligation, Municipal Purpose Loan,
        5.750%               03/01/18                                  2,527,623                      -           2,527,623
Holyoke, General Obligation, Series A,
        5.600%               06/15/11                                          -              1,067,480           1,067,480
Kingston, General Obligation,
        5.700%               08/01/07                                    103,199                      -             103,199
Lawrence, General Obligation,
        6.250%               02/15/09                                          -              1,585,876           1,585,876
Lehigh County, Lehigh Valley Hospital, Revenue
  Bonds, Series 1999 B, VRDN,
        1.700%               07/01/29                                          -              1,400,000           1,400,000
Lowell, General Obligation:

                                                                                            GALAXY
                                                                      GALAXY            MASSACHUSETTS
                                                                  MASSACHUSETTS          INTERMEDIATE
                                                                 MUNICIPAL BOND         MUNICIPAL BOND
                                                                      FUND                   FUND          PRO FORMA
                                                                       PAR                   PAR            COMBINED
--------------------------------------------------------------------------------------------------------------------
           5.500%               01/15/10                                    -             1,140,000        1,140,000
           5.500%               08/01/11                                    -             2,740,000        2,740,000
           5.500%               08/01/12                                    -             1,720,000        1,720,000
           6.050%               04/01/11                              250,000                     -          250,000
   Lowell, General Obligation, Pre-refunded 04/01/05
           6.625%               04/01/15                                    -             1,000,000        1,000,000
   Lynn Water & Sewer Commission,
           5.300%               12/01/06                              100,000                     -          100,000
   Marshfield, General Obligation,
           5.000%               06/15/07                                    -             1,570,000        1,570,000
   Massachusetts Bay Transportation Authority,
     Series A:
           5.750%               03/01/22                              200,000                     -          200,000
           6.000%               03/01/12                              130,000                     -          130,000
   Massachusetts Bay Transportation Authority,
     Series A, Pre-refunded 03/01/05,
           5.500%               03/01/07                                    -               795,000          795,000
   Massachusetts Bay Transportation Authority,
     Series A, Pre-refunded 03/01/05,
           5.750%               03/01/18                                    -             2,615,000        2,615,000
   Massachusetts Bay Transportation Authority,
     Series A, Unrefunded Balance,
           5.500%               03/01/07                                    -               705,000          705,000
   Massachusetts Bay Transportation Authority,
     Series B, Unrefunded Balance,
           6.000%               03/01/12                                    -             3,870,000        3,870,000
   Massachusetts Bay Transportation Authority,
     General Transportation System, Series A:
           5.400%               03/01/08                            2,000,000                     -        2,000,000
           5.600%               03/01/08                                    -             1,885,000        1,885,000
   Massachusetts Bay Transportation Authority,
     General Transportation System, Series A,
     Pre-refunded 03/01/06,
           5.625%               03/01/26                                    -             1,000,000        1,000,000
   Massachusetts Bay Transportation Authority,
     General Transportation System, Series A,
     Pre-refunded 03/01/05,
           5.750%               03/01/25                                    -             3,675,000        3,675,000
   Massachusetts Bay Transportation Authority,
     General Transportation System, Series B,
           5.125%               03/01/11                            1,000,000                     -        1,000,000
   Massachusetts Bay Transportation Authority,
     General Transportation System, Series B,
     Pre-refunded 03/01/04,
           5.800%               03/01/10                                    -             2,640,000        2,640,000
   Massachusetts Bay Transportation Authority,
     General Transportation System, Series D,
           5.000%               03/01/11                            1,000,000                     -        1,000,000
   Massachusetts Bay Transportation Authority,
     Revenue Assessment, Series A,
           5.750%               07/01/14                                    -             1,000,000        1,000,000
   Massachusetts Bay Transportation Authority,
     Special Obligation, Series A,
           5.750%               07/01/08                            1,000,000                     -        1,000,000
   Massachusetts Municipal Wholesale Electric Co.
     Power Supply System, Series D,
           6.000%               07/01/05                                    -             1,000,000        1,000,000
   Medford, General Obligation,
           5.000%               02/15/10                                    -             1,775,000        1,775,000
   Mendon-Upton Regional School District, General
     Obligation,
           5.500%               06/01/15                                    -             1,405,000        1,405,000
   Methuen, General Obligation,
           5.625%               11/15/14                            1,000,000                     -        1,000,000
   Nantucket Island, General Obligation:
           5.250%               07/15/10                                    -             2,250,000        2,250,000
           6.800%               12/01/11                                    -                90,000           90,000
   Northhampton, General Obligation,
           5.300%               09/01/10                              200,000                     -          200,000
   Palmer, General Obligation,
           5.500%               10/01/10                                    -             1,500,000        1,500,000
   Peabody, General Obligation, Series A,
           5.500%               08/01/14                                    -               510,000          510,000
   Plymouth, General Obligation,
           5.000%               10/15/18                            1,725,000                     -        1,725,000
   Randolph, General Obligation,
           6.000%               04/01/04                                    -             1,035,000        1,035,000
   Route 3 North Transportation Improvement Municipal
     Securities Association:
           5.750%               06/15/13                                    -             1,000,000        1,000,000
           5.750%               06/15/14                                    -             2,000,000        2,000,000
           5.750%               06/15/15                                    -             2,000,000        2,000,000
   Route 3 North Transportation Improvement Municipal
     Securities Association Lease Revenue,


                                                                                                 GALAXY
                                                                         GALAXY              MASSACHUSETTS
                                                                      MASSACHUSETTS          INTERMEDIATE
                                                                     MUNICIPAL BOND          MUNICIPAL BOND
                                                                          FUND                    FUND             PRO FORMA
                                                                          VALUE                  VALUE             COMBINED
----------------------------------------------------------------------------------------------------------------------------
         5.500%               01/15/10                                          -              1,196,795           1,196,795
         5.500%               08/01/11                                          -              2,898,591           2,898,591
         5.500%               08/01/12                                          -              1,807,376           1,807,376
         6.050%               04/01/11                                    271,172                      -             271,172
 Lowell, General Obligation, Pre-refunded 04/01/05
         6.625%               04/01/15                                          -              1,122,650           1,122,650
 Lynn Water & Sewer Commission,
         5.300%               12/01/06                                    105,240                      -             105,240
 Marshfield, General Obligation,
         5.000%               06/15/07                                          -              1,653,979           1,653,979
 Massachusetts Bay Transportation Authority,
   Series A:
         5.750%               03/01/22                                    201,362                      -             201,362
         6.000%               03/01/12                                    133,531                      -             133,531
 Massachusetts Bay Transportation Authority,
   Series A, Pre-refunded 03/01/05,
         5.500%               03/01/07                                          -                863,863             863,863
 Massachusetts Bay Transportation Authority,
   Series A, Pre-refunded 03/01/05,
         5.750%               03/01/18                                          -              2,860,993           2,860,993
 Massachusetts Bay Transportation Authority,
   Series A, Unrefunded Balance,
         5.500%               03/01/07                                          -                749,133             749,133
 Massachusetts Bay Transportation Authority,
   Series B, Unrefunded Balance,
         6.000%               03/01/12                                          -              4,078,980           4,078,980
 Massachusetts Bay Transportation Authority,
   General Transportation System, Series A:
         5.400%               03/01/08                                  2,134,520                      -           2,134,520
         5.600%               03/01/08                                          -              2,032,087           2,032,087
 Massachusetts Bay Transportation Authority,
   General Transportation System, Series A,
   Pre-refunded 03/01/06,
         5.625%               03/01/26                                          -              1,090,180           1,090,180
 Massachusetts Bay Transportation Authority,
   General Transportation System, Series A,
   Pre-refunded 03/01/05,
         5.750%               03/01/25                                          -              4,020,707           4,020,707
 Massachusetts Bay Transportation Authority,
   General Transportation System, Series B,
         5.125%               03/01/11                                  1,040,140                      -           1,040,140
 Massachusetts Bay Transportation Authority,
   General Transportation System, Series B,
   Pre-refunded 03/01/04,
         5.800%               03/01/10                                          -              2,858,434           2,858,434
 Massachusetts Bay Transportation Authority,
   General Transportation System, Series D,
         5.000%               03/01/11                                  1,059,570                      -           1,059,570
 Massachusetts Bay Transportation Authority,
   Revenue Assessment, Series A,
         5.750%               07/01/14                                          -              1,069,930           1,069,930
 Massachusetts Bay Transportation Authority,
   Special Obligation, Series A,
         5.750%               07/01/08                                  1,049,960                      -           1,049,960
 Massachusetts Municipal Wholesale Electric Co.
   Power Supply System, Series D,
         6.000%               07/01/05                                          -              1,041,510           1,041,510
 Medford, General Obligation,
         5.000%               02/15/10                                          -              1,851,857           1,851,857
 Mendon-Upton Regional School District, General
   Obligation,
         5.500%               06/01/15                                          -              1,465,640           1,465,640
 Methuen, General Obligation,
         5.625%               11/15/14                                  1,065,720                      -           1,065,720
 Nantucket Island, General Obligation:
         5.250%               07/15/10                                          -              2,362,905           2,362,905
         6.800%               12/01/11                                          -                 92,079              92,079
 Northhampton, General Obligation,
         5.300%               09/01/10                                    207,932                      -             207,932
 Palmer, General Obligation,
         5.500%               10/01/10                                          -              1,590,795           1,590,795
 Peabody, General Obligation, Series A,
         5.500%               08/01/14                                          -                516,074             516,074
 Plymouth, General Obligation,
         5.000%               10/15/18                                  1,697,935                      -           1,697,935
 Randolph, General Obligation,
         6.000%               04/01/04                                          -              1,103,859           1,103,859
 Route 3 North Transportation Improvement Municipal
   Securities Association:
           5.750%               06/15/13                                        -              1,076,820           1,076,820
           5.750%               06/15/14                                        -              2,137,780           2,137,780
           5.750%               06/15/15                                        -              2,139,220           2,139,220
   Route 3 North Transportation Improvement Municipal
     Securities Association Lease Revenue,

                                                                                              GALAXY
                                                                        GALAXY            MASSACHUSETTS
                                                                    MASSACHUSETTS          INTERMEDIATE
                                                                   MUNICIPAL BOND         MUNICIPAL BOND
                                                                        FUND                   FUND          PRO FORMA
                                                                         PAR                   PAR            COMBINED
-----------------------------------------------------------------------------------------------------------------------
         5.375%               06/15/33                                2,500,000                     -        2,500,000
 Salem, General Obligation:
         5.800%               07/15/06                                  150,000                     -          150,000
         5.900%               07/15/07                                  100,000                     -          100,000
 Sandwich, General Obligation:
         5.400%               11/01/07                                  200,000                     -          200,000
         5.750%               08/15/11                                        -             1,050,000        1,050,000
 Shrewsbury, Municipal Purpose Loan, General Obligation,
         5.000%               08/15/10                                        -             1,650,000        1,650,000
 Southeastern Massachusetts University Building
   Authority, Series A,
         5.750%               05/01/16                                1,000,000                     -        1,000,000
 Springfield, Municipal Purpose Loan, General
   Obligation:
         5.000%               11/15/18                                1,000,000                     -        1,000,000
         5.300%               08/01/11                                        -             1,000,000        1,000,000
         5.300%               08/01/13                                        -             1,000,000        1,000,000
         6.000%               10/01/16                                1,000,000                     -        1,000,000
 State Capital Appreciation Federal Highway Note,
         5.500%               06/15/14                                1,000,000                     -        1,000,000
 State Capital Appreciation Federal Highway Note,
   Series A,
         (a)                  06/15/15                                4,000,000                     -        4,000,000
 State College Building Authority Project,
         (a)                  05/01/28                                4,000,000                     -        4,000,000
 State Convention Center Authority, Boston Common
   Parking Garage, Series A,
         5.350%               09/01/06                                  100,000                     -          100,000
         5.400%               09/01/07                                  100,000                     -          100,000
 State Development Finance Agency,
         5.250%               01/01/07                                2,000,000                     -        2,000,000
 State Development Finance Agency, Higher Education
   Revenue, Smith College,
         5.750%               07/01/23                                2,000,000                     -        2,000,000
 State Development Finance Agency, Lease Revenue
   Visual & Performing Arts Project,
         6.000%               08/01/21                                1,200,000                     -        1,200,000
 State Development Finance Agency, Mount
   Holyoke College:
         5.000%               07/01/04                                1,010,000                     -        1,010,000
         5.500%               07/01/13                                        -             1,355,000        1,355,000
 State Development Finance Agency, Visual &
   Performing Arts Project,
         5.750%               08/01/13                                        -             1,030,000        1,030,000
 State Economic Development Financing Authority:
         4.800%               12/01/10                                1,395,000                     -        1,395,000
         5.000%               09/01/31                                1,000,000                     -        1,000,000
 State Educational Financing Authority, Issue G,
   Series A, AMT:
         5.125%               12/01/14                                        -               930,000          930,000
         5.150%               12/01/15                                  700,000                     -          700,000
 State Educational Loan Authority, Issue E, Series B:
         6.000%               07/01/05                                        -               290,000          290,000
         6.300%               03/01/12                                        -               630,000          630,000
 State Federal Highway Grant Anticipation Notes,
   Series A:
         5.250%               06/15/08                                        -             2,700,000        2,700,000
         5.250%               12/15/11                                        -             1,000,000        1,000,000
         5.750%               06/15/09                                        -             1,000,000        1,000,000
 State General Obligation, Series A:
         5.250%               01/01/07                                        -             1,500,000        1,500,000
         5.250%               02/01/08                                  750,000                     -          750,000
         5.500%               02/01/11                                        -             3,500,000        3,500,000
         5.750%               08/01/09                                        -             2,000,000        2,000,000
         5.875%               07/01/17                                  950,000                     -          950,000
         6.250%               07/01/02                                  250,000                     -          250,000
         6.250%               07/01/04                                  250,000                     -          250,000
 State General Obligation, Series B:
         5.300%               11/01/05                                  200,000                     -          200,000
         5.400%               11/01/07                                        -             2,000,000        2,000,000
         5.500%               11/01/07                                  100,000             1,000,000        1,100,000
         6.500%               08/01/08                                        -             5,315,000        5,315,000
 State General Obligation, Consolidated Loan, Series A:
         5.750%               02/01/15                                  250,000                     -          250,000
         5.800%               02/01/17                                3,520,000                     -        3,520,000
 State General Obligation, Consolidated Loan, Series B:
         (a)                  08/01/18                                1,000,000                     -        1,000,000
         5.000%               04/01/14                                        -             3,000,000        3,000,000
         5.100%               07/01/03                                  250,000                     -          250,000
         5.250%               05/01/12                                        -             1,000,000        1,000,000
         5.250%               05/01/14                                        -             1,000,000        1,000,000
 State General Obligation, Consolidated Loan,
   Series B, Pre-refunded 06/01/06,
         5.750%               06/01/16                                        -             3,000,000        3,000,000

                                                                                                 GALAXY
                                                                         GALAXY              MASSACHUSETTS
                                                                      MASSACHUSETTS          INTERMEDIATE
                                                                     MUNICIPAL BOND          MUNICIPAL BOND
                                                                          FUND                    FUND             PRO FORMA
                                                                          VALUE                  VALUE             COMBINED
----------------------------------------------------------------------------------------------------------------------------
        5.375%               06/15/33                                  2,500,750                      -           2,500,750
Salem, General Obligation:
        5.800%               07/15/06                                    155,276                      -             155,276
        5.900%               07/15/07                                    103,558                      -             103,558
Sandwich, General Obligation:
        5.400%               11/01/07                                    210,150                      -             210,150
        5.750%               08/15/11                                          -              1,150,758           1,150,758
Shrewsbury, Municipal Purpose Loan, General Obligation,
        5.000%               08/15/10                                          -              1,726,296           1,726,296
Southeastern Massachusetts University Building
  Authority, Series A,
        5.750%               05/01/16                                  1,041,240                      -           1,041,240
Springfield, Municipal Purpose Loan, General
  Obligation:
        5.000%               11/15/18                                    985,380                      -             985,380
        5.300%               08/01/11                                          -              1,059,060           1,059,060
        5.300%               08/01/13                                          -              1,045,060           1,045,060
        6.000%               10/01/16                                  1,096,590                      -           1,096,590
State Capital Appreciation Federal Highway Note,
        5.500%               06/15/14                                  1,053,550                      -           1,053,550
State Capital Appreciation Federal Highway Note,
  Series A,
        (a)                  06/15/15                                  2,008,280                      -           2,008,280
State College Building Authority Project,
        (a)                  05/01/28                                    946,640                      -             946,640
State Convention Center Authority, Boston Common
  Parking Garage, Series A,
        5.350%               09/01/06                                    104,889                      -             104,889
        5.400%               09/01/07                                    104,471                      -             104,471
State Development Finance Agency,
        5.250%               01/01/07                                  2,068,200                      -           2,068,200
State Development Finance Agency, Higher Education
  Revenue, Smith College,
        5.750%               07/01/23                                  2,090,720                      -           2,090,720
State Development Finance Agency, Lease Revenue
  Visual & Performing Arts Project,
        6.000%               08/01/21                                  1,313,856                      -           1,313,856
State Development Finance Agency, Mount
  Holyoke College:
        5.000%               07/01/04                                  1,059,389                      -           1,059,389
        5.500%               07/01/13                                          -              1,437,235           1,437,235
State Development Finance Agency, Visual &
  Performing Arts Project,
        5.750%               08/01/13                                          -              1,117,993           1,117,993
State Economic Development Financing Authority:
        4.800%               12/01/10                                  1,414,195                      -           1,414,195
        5.000%               09/01/31                                    924,460                      -             924,460
State Educational Financing Authority, Issue G,
  Series A, AMT:
        5.125%               12/01/14                                          -                934,222             934,222
        5.150%               12/01/15                                    702,100                      -             702,100
State Educational Loan Authority, Issue E, Series B:
        6.000%               07/01/05                                          -                302,606             302,606
        6.300%               03/01/12                                          -                659,799             659,799
State Federal Highway Grant Anticipation Notes,
  Series A:
        5.250%               06/15/08                                          -              2,858,598           2,858,598
        5.250%               12/15/11                                          -              1,050,410           1,050,410
        5.750%               06/15/09                                          -              1,088,880           1,088,880
State General Obligation, Series A:
        5.250%               01/01/07                                          -              1,588,260           1,588,260
        5.250%               02/01/08                                    774,277                      -             774,277
        5.500%               02/01/11                                          -              3,658,445           3,658,445
        5.750%               08/01/09                                          -              2,184,380           2,184,380
        5.875%               07/01/17                                    998,279                      -             998,279
        6.250%               07/01/02                                    255,607                      -             255,607
        6.250%               07/01/04                                    269,740                      -             269,740
State General Obligation, Series B:
        5.300%               11/01/05                                    213,586                      -             213,586
        5.400%               11/01/07                                          -              2,151,620           2,151,620
        5.500%               11/01/07                                    108,043              1,080,430           1,188,473
        6.500%               08/01/08                                          -              6,046,716           6,046,716
State General Obligation, Consolidated Loan, Series A:
        5.750%               02/01/15                                    270,790                      -             270,790
        5.800%               02/01/17                                  3,886,608                      -           3,886,608
State General Obligation, Consolidated Loan, Series B:
        (a)                  08/01/18                                    413,470                      -             413,470
        5.000%               04/01/14                                          -              3,036,150           3,036,150
        5.100%               07/01/03                                    259,758                      -             259,758
        5.250%               05/01/12                                          -              1,043,960           1,043,960
        5.250%               05/01/14                                          -              1,031,160           1,031,160
State General Obligation, Consolidated Loan,
  Series B, Pre-refunded 06/01/06,
        5.750%               06/01/16                                          -              3,281,130           3,281,130

                                                                                                GALAXY
                                                                          GALAXY            MASSACHUSETTS
                                                                      MASSACHUSETTS          INTERMEDIATE
                                                                     MUNICIPAL BOND         MUNICIPAL BOND
                                                                          FUND                   FUND          PRO FORMA
                                                                           PAR                   PAR            COMBINED
------------------------------------------------------------------------------------------------------------------------
   State General Obligation, Consolidated Loan, Series C:
           5.250%               08/01/14                                        -             5,000,000        5,000,000
           5.250%               08/01/15                                        -             1,750,000        1,750,000
           5.375%               12/01/18                                3,000,000                     -        3,000,000
   State General Obligation, Consolidated Loan, Series D:
           5.000%               11/01/11                                        -             3,500,000        3,500,000
           5.000%               11/01/13                                        -             5,000,000        5,000,000
           5.000%               11/01/14                                        -             2,000,000        2,000,000
   State General Obligation, Federal Assisted Housing,
           6.000%               02/01/08                                  370,000                     -          370,000
   State Government Land Bank,
           5.250%               07/01/16                                        -             1,445,000        1,445,000
   State Government Land Bank, Series B,
           5.250%               02/01/06                                        -             2,000,000        2,000,000
   State Health and Educational Facilities Authority,
     Amherst College, Series G,
           5.375%               11/01/20                                2,000,000                     -        2,000,000
   State Health and Educational Facilities Authority,
     Beth Israel Hospital, Series G,
           5.700%               07/01/05                                  400,000                     -          400,000
   State Health and Educational Facilities Authority,
     Baystate Medical Center, Series D,
           6.000%               07/01/15                                        -             2,000,000        2,000,000
   State Health and Educational Facilities Authority,
     Boston Medical Center, Series A,
           5.250%               07/01/15                                        -             2,500,000        2,500,000
   State Health and Educational Facilities Authority,
     Brandeis University, Series I:
           5.250%               10/01/12                                        -             1,900,000        1,900,000
           5.250%               10/01/14                                        -             1,500,000        1,500,000
   State Health and Educational Facilities Authority,
     Brandeis University, Series J,
           5.000%               10/01/26                                2,000,000                     -        2,000,000
   State Health and Educational Facilities Authority,
     Dana-Farber Cancer Project, Series G-1,
           6.250%               12/01/09                                        -             1,175,000        1,175,000
   State Health and Educational Facilities Authority,
     Harvard University, Series AA,
           5.500%               01/15/09                                        -             1,980,000        1,980,000
   State Health and Educational Facilities Authority,
     Harvard University, Series DD,
           5.000%               07/15/35                                4,500,000                     -        4,500,000
   State Health and Educational Facilities Authority,
     Harvard University, Series P:
           5.375%               11/01/32                                1,000,000                     -        1,000,000
           5.625%               11/01/26                                1,000,000                     -        1,000,000
   State Health and Educational Facilities Authority,
     Harvard University, Series Z:
           5.500%               01/15/11                                        -             1,000,000        1,000,000
   State Health and Educational Facilities Authority,
     Massachusetts Eye & Ear Infirmary, Series B,
           5.250%               07/01/09                                        -             1,500,000        1,500,000
   State Health and Educational Facilities Authority,
     Massachusetts General Hospital, Series G,
           5.375%               07/01/11                                        -             2,000,000        2,000,000
   State Health and Educational Facilities Authority,
     McLean Hospital Issue, Series C,
           6.625%               07/01/15                                  100,000                     -          100,000
   State Health and Educational Facilities Authority,
     Medical Center of Central Massachusetts, Series B,
           6.000%               07/01/02                                  250,000                     -          250,000
   State Health and Educational Facilities Authority,
     Northeastern University,  Series G,
           5.500%               10/01/12                                1,110,000                     -        1,110,000
   State Health and Educational Facilities Authority,
     Partners Healthcare System, Series A:
           5.250%               07/01/15                                        -             2,500,000        2,500,000
           5.375%               07/01/17                                1,435,000                     -        1,435,000
   State Health and Educational Facilities Authority,
     Partners Healthcare System, Series B:
           5.250%               07/01/10                                        -             4,670,000        4,670,000
           5.375%               07/01/17                                        -             2,465,000        2,465,000
   State Health and Educational Facilities Authority,
     Partners Healthcare System, Series C,
           5.750%               07/01/21                                  750,000                     -          750,000
   State Health and Educational Facilities Authority,
     Simmons College, Series C,
           5.000%               10/01/14                                        -             1,000,000        1,000,000
   State Health and Educational Facilities Authority,
     Smith College, Series D, Pre-refunded 07/01/04,
           5.750%               07/01/16                                        -             2,000,000        2,000,000
   State Health and Educational Facilities Authority,
     South Shore Hospital, Series E:
           5.400%               07/01/07                                  100,000                     -          100,000

                                                                                               GALAXY
                                                                       GALAXY              MASSACHUSETTS
                                                                    MASSACHUSETTS          INTERMEDIATE
                                                                   MUNICIPAL BOND          MUNICIPAL BOND
                                                                        FUND                    FUND             PRO FORMA
                                                                        VALUE                  VALUE             COMBINED
----------------------------------------------------------------------------------------------------------------------------
State General Obligation, Consolidated Loan, Series C:
        5.250%               08/01/14                                          -              5,152,900           5,152,900
        5.250%               08/01/15                                          -              1,788,710           1,788,710
        5.375%               12/01/18                                  3,065,730                      -           3,065,730
State General Obligation, Consolidated Loan, Series D:
        5.000%               11/01/11                                          -              3,595,445           3,595,445
        5.000%               11/01/13                                          -              5,077,650           5,077,650
        5.000%               11/01/14                                          -              2,019,440           2,019,440
State General Obligation, Federal Assisted Housing,
        6.000%               02/01/08                                    400,499                      -             400,499
State Government Land Bank,
        5.250%               07/01/16                                          -              1,433,426           1,433,426
State Government Land Bank, Series B,
        5.250%               02/01/06                                          -              2,120,860           2,120,860
State Health and Educational Facilities Authority,
  Amherst College, Series G,
        5.375%               11/01/20                                  2,024,320                      -           2,024,320
State Health and Educational Facilities Authority,
  Beth Israel Hospital, Series G,
        5.700%               07/01/05                                    413,656                      -             413,656
State Health and Educational Facilities Authority,
  Baystate Medical Center, Series D,
        6.000%               07/01/15                                          -              2,124,840           2,124,840
State Health and Educational Facilities Authority,
  Boston Medical Center, Series A,
        5.250%               07/01/15                                          -              2,532,400           2,532,400
State Health and Educational Facilities Authority,
  Brandeis University, Series I:
        5.250%               10/01/12                                          -              1,980,237           1,980,237
        5.250%               10/01/14                                          -              1,545,450           1,545,450
State Health and Educational Facilities Authority,
  Brandeis University, Series J,
        5.000%               10/01/26                                  1,909,700                      -           1,909,700
State Health and Educational Facilities Authority,
  Dana-Farber Cancer Project, Series G-1,
        6.250%               12/01/09                                          -              1,258,002           1,258,002
State Health and Educational Facilities Authority,
  Harvard University, Series AA,
        5.500%               01/15/09                                          -              2,134,024           2,134,024
State Health and Educational Facilities Authority,
  Harvard University, Series DD,
        5.000%               07/15/35                                  4,255,650                      -           4,255,650
State Health and Educational Facilities Authority,
  Harvard University, Series P:
        5.375%               11/01/32                                  1,005,630                      -           1,005,630
        5.625%               11/01/26                                  1,015,020                      -           1,015,020
State Health and Educational Facilities Authority,
  Harvard University, Series Z:
        5.500%               01/15/11                                          -              1,082,010           1,082,010
State Health and Educational Facilities Authority,
  Massachusetts Eye & Ear Infirmary, Series B,
        5.250%               07/01/09                                          -              1,512,000           1,512,000
State Health and Educational Facilities Authority,
  Massachusetts General Hospital, Series G,
        5.375%               07/01/11                                          -              2,069,160           2,069,160
State Health and Educational Facilities Authority,
  McLean Hospital Issue, Series C,
        6.625%               07/01/15                                    104,456                      -             104,456
State Health and Educational Facilities Authority,
  Medical Center of Central Massachusetts, Series B,
        6.000%               07/01/02                                    255,215                      -             255,215
State Health and Educational Facilities Authority,
  Northeastern University,  Series G,
        5.500%               10/01/12                                  1,190,919                      -           1,190,919
State Health and Educational Facilities Authority,
  Partners Healthcare System, Series A:
        5.250%               07/01/15                                          -              2,535,900           2,535,900
        5.375%               07/01/17                                  1,452,191                      -           1,452,191
State Health and Educational Facilities Authority,
  Partners Healthcare System, Series B:
        5.250%               07/01/10                                          -              4,884,727           4,884,727
        5.375%               07/01/17                                          -              2,494,531           2,494,531
State Health and Educational Facilities Authority,
  Partners Healthcare System, Series C,
        5.750%               07/01/21                                    752,340                      -             752,340
State Health and Educational Facilities Authority,
  Simmons College, Series C,
        5.000%               10/01/14                                          -              1,010,510           1,010,510
State Health and Educational Facilities Authority,
  Smith College, Series D, Pre-refunded 07/01/04,
        5.750%               07/01/16                                          -              2,174,300           2,174,300
State Health and Educational Facilities Authority,
  South Shore Hospital, Series E:
        5.400%               07/01/07                                    102,829                      -             102,829

                                                                                                GALAXY
                                                                         GALAXY             MASSACHUSETTS
                                                                      MASSACHUSETTS          INTERMEDIATE
                                                                     MUNICIPAL BOND         MUNICIPAL BOND
                                                                          FUND                   FUND          PRO FORMA
                                                                           PAR                   PAR            COMBINED
------------------------------------------------------------------------------------------------------------------------
        5.500%               07/01/13                                     325,000                     -          325,000
State Health and Educational Facilities Authority,
  Tufts University, Series I,
        5.500%               02/15/36                                   2,000,000                     -        2,000,000
State Health and Educational Facilities Authority,
  University of Massachusetts, Series A:
        5.250%               07/01/14                                           -             2,000,000        2,000,000
        5.875%               10/01/29                                   1,000,000                     -        1,000,000
State Health and Educational Facilities Authority,
  Williams College, Series D,
        5.400%               07/01/05                                     500,000                     -          500,000
State Health and Educational Facilities Authority,
  Williams College, Series F,
        5.500%               07/01/26                                   1,750,000                     -        1,750,000
State Housing Finance Agency, Series A:
        5.850%               12/01/08                                           -             1,245,000        1,245,000
        6.300%               10/01/13                                           -             4,950,000        4,950,000
State Housing Finance Agency, Multi-Family Housing,
  Series A,
        6.100%               07/01/15                                           -             1,590,000        1,590,000
State Housing Finance Agency, Rental Housing
  Mortgage, Series C, AMT,
        5.450%               07/01/18                                           -             2,805,000        2,805,000
State Housing Finance Agency, Residential
  Development, Series A,
        6.875%               11/15/11                                           -             1,750,000        1,750,000
State Housing Finance Agency, Single Family,
  Series 77, AMT
        5.950%               06/01/25                                     960,000                     -          960,000
State Industrial Finance Agency, Belmont High School,
        5.625%               09/01/20                                   1,250,000                     -        1,250,000
State Industrial Finance Agency, Brooks School,
        5.950%               07/01/23                                     400,000                     -          400,000
State Industrial Finance Agency, Combined Jewish
  Philanthropies, Series A,
        6.375%               02/01/15                                   1,000,000                     -        1,000,000
State Industrial Finance Agency, Concord Academy,
        5.500%               09/01/27                                   1,000,000                     -        1,000,000
State Industrial Finance Agency, Groton School,
  Series A,
        5.000%               03/01/28                                   1,000,000                     -        1,000,000
State Industrial Finance Agency, Lesley College
  Project, Series A,
        6.000%               07/01/10                                     250,000                     -          250,000
State Industrial Finance Agency, Milton Academy,
  Series B,
        5.300%               09/01/08                                     300,000                     -          300,000
State Industrial Finance Agency, Park School,
        5.900%               09/01/26                                     500,000                     -          500,000
State Industrial Finance Agency, Phillips Academy,
        5.375%               09/01/23                                   2,000,000                     -        2,000,000
State Industrial Finance Agency, Refusetech, Inc.
  Project, Series A:
        6.150%               07/01/02                                           -               900,000          900,000
        6.300%               07/01/05                                           -             1,000,000        1,000,000
State Industrial Finance Agency, Trustees Deerfield
  Academy,
        5.000%               10/01/23                                   1,210,000                     -        1,210,000
State Industrial Finance Agency, Tufts University,
  Series H,
        5.500%               02/15/13                                   1,830,000                     -        1,830,000
State Industrial Finance Agency, Wentworth Institute of
  Technology,
        5.650%               10/01/18                                   1,200,000                     -        1,200,000
State Industrial Finance Agency, Worcester
  Polytechnic Institute,
        5.125%               09/01/17                                           -             1,550,000        1,550,000
State Industrial Finance Agency, Worcester
  Polytechnic Institute, Series 2,
        5.250%               09/01/14                                   1,300,000                     -        1,300,000
State Port Authority,
        5.625%               07/01/12                                     555,000                     -          555,000
State Port Authority, Series A,
        6.000%               07/01/04                                           -             1,390,000        1,390,000
        6.000%               07/01/13                                           -             1,050,000        1,050,000
State Port Authority, Series B, AMT,
        5.250%               07/01/14                                           -             1,385,000        1,385,000
State Port Authority, Special Facilities Revenue,
  Delta Air Lines, Inc. Project, Series A, AMT
        5.500%               01/01/19                                   2,000,000                     -        2,000,000
State Special Obligation, Series A:
        5.500%               06/01/07                                           -             2,000,000        2,000,000
        5.750%               06/01/11                                           -             2,780,000        2,780,000
State Special Obligation, Series A, Pre-refunded 06/01/04,

                                                                                               GALAXY
                                                                       GALAXY              MASSACHUSETTS
                                                                    MASSACHUSETTS          INTERMEDIATE
                                                                   MUNICIPAL BOND          MUNICIPAL BOND
                                                                        FUND                    FUND             PRO FORMA
                                                                        VALUE                  VALUE             COMBINED
----------------------------------------------------------------------------------------------------------------------------
        5.500%               07/01/13                                    335,342                      -             335,342
State Health and Educational Facilities Authority,
  Tufts University, Series I,
        5.500%               02/15/36                                  2,025,600                      -           2,025,600
State Health and Educational Facilities Authority,
  University of Massachusetts, Series A:
        5.250%               07/01/14                                          -              2,050,400           2,050,400
        5.875%               10/01/29                                  1,059,620                      -           1,059,620
State Health and Educational Facilities Authority,
  Williams College, Series D,
        5.400%               07/01/05                                    525,360                      -             525,360
State Health and Educational Facilities Authority,
  Williams College, Series F,
        5.500%               07/01/26                                  1,778,595                      -           1,778,595
State Housing Finance Agency, Series A:
        5.850%               12/01/08                                          -              1,314,608           1,314,608
        6.300%               10/01/13                                          -              5,115,528           5,115,528
State Housing Finance Agency, Multi-Family Housing,
  Series A,
        6.100%               07/01/15                                          -              1,658,370           1,658,370
State Housing Finance Agency, Rental Housing
  Mortgage, Series C, AMT,
        5.450%               07/01/18                                          -              2,822,111           2,822,111
State Housing Finance Agency, Residential
  Development, Series A,
        6.875%               11/15/11                                          -              1,798,790           1,798,790
State Housing Finance Agency, Single Family,
  Series 77, AMT
        5.950%               06/01/25                                    989,942                      -             989,942
State Industrial Finance Agency, Belmont High School,
        5.625%               09/01/20                                  1,280,438                      -           1,280,438
State Industrial Finance Agency, Brooks School,
        5.950%               07/01/23                                    429,080                      -             429,080
State Industrial Finance Agency, Combined Jewish
  Philanthropies, Series A,
        6.375%               02/01/15                                  1,076,270                      -           1,076,270
State Industrial Finance Agency, Concord Academy,
        5.500%               09/01/27                                    960,120                      -             960,120
State Industrial Finance Agency, Groton School,
  Series A,
        5.000%               03/01/28                                    956,370                      -             956,370
State Industrial Finance Agency, Lesley College
  Project, Series A,
        6.000%               07/01/10                                    272,210                      -             272,210
State Industrial Finance Agency, Milton Academy,
  Series B,
        5.300%               09/01/08                                    312,885                      -             312,885
State Industrial Finance Agency, Park School,
        5.900%               09/01/26                                    516,040                      -             516,040
State Industrial Finance Agency, Phillips Academy,
        5.375%               09/01/23                                  2,018,460                      -           2,018,460
State Industrial Finance Agency, Refusetech, Inc.
  Project, Series A:
        6.150%               07/01/02                                          -                917,199             917,199
        6.300%               07/01/05                                          -              1,052,490           1,052,490
State Industrial Finance Agency, Trustees Deerfield
  Academy,
        5.000%               10/01/23                                  1,172,478                      -           1,172,478
State Industrial Finance Agency, Tufts University,
  Series H,
        5.500%               02/15/13                                  1,952,244                      -           1,952,244
State Industrial Finance Agency, Wentworth Institute of
  Technology,
        5.650%               10/01/18                                  1,187,088                      -           1,187,088
State Industrial Finance Agency, Worcester
  Polytechnic Institute,
        5.125%               09/01/17                                          -              1,554,278           1,554,278
State Industrial Finance Agency, Worcester
  Polytechnic Institute, Series 2,
        5.250%               09/01/14                                  1,334,515                      -           1,334,515
State Port Authority,
        5.625%               07/01/12                                    591,025                      -             591,025
State Port Authority, Series A,
        6.000%               07/01/04                                          -              1,467,798           1,467,798
        6.000%               07/01/13                                          -              1,095,077           1,095,077
State Port Authority, Series B, AMT,
        5.250%               07/01/14                                          -              1,360,125           1,360,125
State Port Authority, Special Facilities Revenue,
  Delta Air Lines, Inc. Project, Series A, AMT
        5.500%               01/01/19                                  2,001,520                      -           2,001,520
State Special Obligation, Series A:
        5.500%               06/01/07                                          -              2,115,180           2,115,180
        5.750%               06/01/11                                          -              2,990,224           2,990,224
State Special Obligation, Series A, Pre-refunded 06/01/04,

                                                                                            GALAXY
                                                                      GALAXY             MASSACHUSETTS
                                                                  MASSACHUSETTS          INTERMEDIATE
                                                                 MUNICIPAL BOND         MUNICIPAL BOND
                                                                       FUND                  FUND          PRO FORMA
                                                                       PAR                   PAR            COMBINED
------------------------------------------------------------------------------------------------------------------------
        5.750%               06/01/12                                       -               700,000          700,000
State Special Obligation and Revenue, Series A:
        5.800%               06/01/14                                 250,000                     -          250,000
        6.000%               06/01/13                                 200,000                     -          200,000
State Special Obligation and Revenue, Consolidate
  Loan, Series A,
        5.500%               06/01/13                               1,000,000                     -        1,000,000
State Turnpike Authority, Series A,
        5.000%               01/01/13                                 250,000                     -          250,000
State Turnpike Authority, Metropolitan Highway System,
  Subordinated Notes, Series A:
        5.000%               01/20/39                               1,500,000                     -        1,500,000
        5.125%               01/01/09                               1,000,000                     -        1,000,000
State Water Pollution Abatement Trust, Series A,
        5.450%               02/01/13                                       -               935,000          935,000
State Water Pollution Abatement Trust, Series A,
  Prerefunded,
        5.400%               08/01/11                                 225,000                     -          225,000
State Water Pollution Abatement Trust, Series A,
  Unrefunded Balance,
        5.400%               08/01/11                                  25,000                     -           25,000
State Water Pollution Abatement Trust, MWRA Project,
  Series A,
        5.250%               08/01/05                                       -             2,000,000        2,000,000
State Water Pollution Abatement Trust, New Bedford
  Project, Series A, Pre-refunded 02/01/06:
        5.700%               02/01/12                                       -             1,280,000        1,280,000
        5.700%               02/01/15                                       -             2,835,000        2,835,000
State Water Pollution Abatement Trust, Pooled Loan
  Program, Series 1,
        5.000%               02/01/02                                 250,000                     -          250,000
State Water Pollution Abatement Trust, Pooled Loan
  Program, Series 1, Pre-refunded 08/01/03
        5.600%               08/01/13                                       -               865,000          865,000
State Water Pollution Abatement Trust, Pooled Loan
  Program, Series 1, Unrefunded Balance,
        5.600%               08/01/13                                       -             1,225,000        1,225,000
State Water Pollution Abatement Trust, Pooled Loan
  Program, Series 2,
        6.125%               02/01/07                                       -               730,000          730,000
State Water Pollution Abatement Trust, Pooled Loan
  Program, Series 5,
        5.750%               08/01/16                               2,000,000                     -        2,000,000
State Water Pollution Abatement Trust, Pooled Loan
  Program, Series 7:
        5.250%               02/01/10                               2,000,000                     -        2,000,000
        5.250%               02/01/13                                       -             1,000,000        1,000,000
State Water Pollution Abatement Trust, Pooled Loan
  Program, Series A, Pre-refunded 08/01/06
        5.250%               08/01/14                                       -               890,000          890,000
State Water Pollution Abatement Trust, Pooled Loan
  Program, Series A, Unrefunded Balance,
        5.250%               08/01/14                                       -               110,000          110,000
State Water Resource Authority, Series A,
  Pre-refunded 11/01/06,
        5.600%               11/01/26                                       -             3,000,000        3,000,000
State Water Resource Authority, Series A,
  Pre-refunded 07/15/02,
        6.500%               07/15/21                                 190,000                     -          190,000
State Water Resource Authority, Series B:
        5.500%               08/01/15                               1,165,000                     -        1,165,000
        5.875%               11/01/04                                 300,000             1,000,000        1,300,000
        6.000%               11/01/05                                       -             2,000,000        2,000,000
State Water Resource Authority, Series C,
        6.000%               12/01/11                                       -             2,000,000        2,000,000
State Water Resource Authority, Series C,
  Pre-refunded 12/01/04,
        5.250%               12/01/20                                       -             2,750,000        2,750,000
State Water Resource Authority, Series D,
        5.500%               08/01/10                                       -             1,000,000        1,000,000
Sutton, General Obligation,
        5.250%               04/01/06                                       -             1,255,000        1,255,000
University of Lowell Building Authority Fifth, Series A:
        5.625%               11/01/14                                       -             3,000,000        3,000,000
        6.750%               11/01/03                                 250,000                     -          250,000
University of Massachusetts Building Authority,
  Series 2,
        5.500%               11/01/09                                       -             1,455,000        1,455,000
University of Massachusetts Building Authority,
  Series A,
        5.500%               05/01/03                                 200,000                     -          200,000
Westfield, General Obligation,
        5.000%               12/15/06                                       -             1,000,000        1,000,000
Westford, General Obligation,

                                                                                               GALAXY
                                                                        GALAXY              MASSACHUSETTS
                                                                     MASSACHUSETTS          INTERMEDIATE
                                                                    MUNICIPAL BOND          MUNICIPAL BOND
                                                                         FUND                    FUND             PRO FORMA
                                                                         VALUE                  VALUE             COMBINED
----------------------------------------------------------------------------------------------------------------------------
        5.750%               06/01/12                                          -                752,934             752,934
State Special Obligation and Revenue, Series A:
        5.800%               06/01/14                                    269,195                      -             269,195
        6.000%               06/01/13                                    203,554                      -             203,554
State Special Obligation and Revenue, Consolidate
  Loan, Series A,
        5.500%               06/01/13                                  1,068,150                      -           1,068,150
State Turnpike Authority, Series A,
        5.000%               01/01/13                                    260,727                      -             260,727
State Turnpike Authority, Metropolitan Highway System,
  Subordinated Notes, Series A:
        5.000%               01/20/39                                  1,379,745                      -           1,379,745
        5.125%               01/01/09                                  1,049,360                      -           1,049,360
State Water Pollution Abatement Trust, Series A,
        5.450%               02/01/13                                          -              1,018,374           1,018,374
State Water Pollution Abatement Trust, Series A,
  Prerefunded,
        5.400%               08/01/11                                    241,328                      -             241,328
State Water Pollution Abatement Trust, Series A,
  Unrefunded Balance,
        5.400%               08/01/11                                     26,895                      -              26,895
State Water Pollution Abatement Trust, MWRA Project,
  Series A,
        5.250%               08/01/05                                          -              2,129,760           2,129,760
State Water Pollution Abatement Trust, New Bedford
  Project, Series A, Pre-refunded 02/01/06:
        5.700%               02/01/12                                          -              1,397,158           1,397,158
        5.700%               02/01/15                                          -              3,094,488           3,094,488
State Water Pollution Abatement Trust, Pooled Loan
  Program, Series 1,
        5.000%               02/01/02                                    250,637                      -             250,637
State Water Pollution Abatement Trust, Pooled Loan
  Program, Series 1, Pre-refunded 08/01/03
        5.600%               08/01/13                                          -                925,014             925,014
State Water Pollution Abatement Trust, Pooled Loan
  Program, Series 1, Unrefunded Balance,
        5.600%               08/01/13                                          -              1,295,425           1,295,425
State Water Pollution Abatement Trust, Pooled Loan
  Program, Series 2,
        6.125%               02/01/07                                          -                803,752             803,752
State Water Pollution Abatement Trust, Pooled Loan
  Program, Series 5,
        5.750%               08/01/16                                  2,138,000                      -           2,138,000
State Water Pollution Abatement Trust, Pooled Loan
  Program, Series 7:
        5.250%               02/01/10                                  2,122,800                      -           2,122,800
        5.250%               02/01/13                                          -              1,045,900           1,045,900
State Water Pollution Abatement Trust, Pooled Loan
  Program, Series A, Pre-refunded 08/01/06
        5.250%               08/01/14                                          -                955,459             955,459
State Water Pollution Abatement Trust, Pooled Loan
  Program, Series A, Unrefunded Balance,
        5.250%               08/01/14                                          -                112,759             112,759
State Water Resource Authority, Series A,
  Pre-refunded 11/01/06,
        5.600%               11/01/26                                          -              3,290,070           3,290,070
State Water Resource Authority, Series A,
  Pre-refunded 07/15/02,
        6.500%               07/15/21                                    198,708                      -             198,708
State Water Resource Authority, Series B:
        5.500%               08/01/15                                  1,239,618                      -           1,239,618
        5.875%               11/01/04                                    313,422              1,044,740           1,358,162
        6.000%               11/01/05                                          -              2,099,140           2,099,140
State Water Resource Authority, Series C,
        6.000%               12/01/11                                          -              2,242,700           2,242,700
State Water Resource Authority, Series C,
  Pre-refunded 12/01/04,
        5.250%               12/01/20                                          -              2,981,110           2,981,110
State Water Resource Authority, Series D,
        5.500%               08/01/10                                          -              1,076,350           1,076,350
Sutton, General Obligation,
        5.250%               04/01/06                                          -              1,334,693           1,334,693
University of Lowell Building Authority Fifth, Series A:
        5.625%               11/01/14                                          -              3,160,050           3,160,050
        6.750%               11/01/03                                    269,060                      -             269,060
University of Massachusetts Building Authority,
  Series 2,
        5.500%               11/01/09                                          -              1,567,879           1,567,879
University of Massachusetts Building Authority,
  Series A,
        5.500%               05/01/03                                    207,924                      -             207,924
Westfield, General Obligation,
        5.000%               12/15/06                                          -              1,062,910           1,062,910
Westford, General Obligation,

                                                                                               GALAXY
                                                                         GALAXY             MASSACHUSETTS
                                                                     MASSACHUSETTS          INTERMEDIATE
                                                                    MUNICIPAL BOND         MUNICIPAL BOND
                                                                          FUND                  FUND          PRO FORMA
                                                                          PAR                   PAR            COMBINED
------------------------------------------------------------------------------------------------------------------------
         5.500%               04/01/07                                         -             1,705,000        1,705,000
 Whitman Hanson Regional School District,
         5.000%               06/15/08                                         -             1,095,000        1,095,000
 Wilmington, General Obligation:
         5.000%               06/15/07                                         -             2,000,000        2,000,000
         5.000%               06/15/08                                 3,125,000                     -        3,125,000
 Worcester, General Obligation, Series G,
         5.300%               07/01/15                                         -             1,000,000        1,000,000
 Worcester Municipal Purpose Loan, General Obligation,
   Series B,
         5.250%               11/01/14                                         -             1,875,000        1,875,000


 MISSISSIPPI - 1.0%
 Jackson County, Chevron Pollution Control Refunding
   Revenue, VRDN,
         1.750%               06/01/23                                         -             1,475,000        1,475,000
 State General Obligation,
         5.500%               09/01/09                                         -             2,000,000        2,000,000


 NORTH CAROLINA - 0.3%
 State General Obligation,
         5.000%               09/01/08                                         -             1,160,000        1,160,000

 PUERTO RICO - 2.3%
 PR Commonwealth Aqueduct & Sewer
   Authority,
         6.000%               07/01/09                                   500,000                     -          500,000
 PR Commonwealth Highway & Transportation Authority,
         5.250%               07/01/13                                         -             2,675,000        2,675,000
 PR Electric Power Authority,
         6.000%               07/01/12                                 1,000,000                     -        1,000,000
 PR Industrial Tourist Educational Medical & Environmental
   Control Facilities, Inter American University, Series A,
         5.250%               10/01/12                                         -             2,000,000        2,000,000
 PR Municipal Finance Agency, General Obligation,
   Series A,
         5.500%               08/01/09                                         -             1,000,000        1,000,000
         5.500%               07/01/17                                 1,000,000                     -        1,000,000


 SOUTH CAROLINA - 0.7%
 State General Obligation,
         5.500%               04/01/11                                         -             2,310,000        2,310,000

 Total Municipal Bonds

 SHORT-TERM OBLIGATIONS - 5.6%
---------------------------------------------------------------------------------------------------------------------------
 INVESTMENT COMPANIES - 5.6%
 Dreyfus Tax-Exempt Cash Management Fund                               5,432,637             3,134,476        8,567,113
 Federated Massachusetts Municipal Cash Trust                          1,545,573                     -        1,545,573
 Federated Tax-Exempt Obligation Fund                                          -            10,876,816       10,876,816

 Total Short-Term Obligations

 TOTAL INVESTMENTS - 98.9%

 OTHER ASSETS & LIABILITIES, NET - 1.1%

 NET ASSETS - 100.0%


                                                                                               GALAXY
                                                                        GALAXY              MASSACHUSETTS
                                                                     MASSACHUSETTS          INTERMEDIATE
                                                                    MUNICIPAL BOND          MUNICIPAL BOND
                                                                         FUND                    FUND             PRO FORMA
                                                                         VALUE                  VALUE             COMBINED
----------------------------------------------------------------------------------------------------------------------------
        5.500%               04/01/07                                          -              1,831,409           1,831,409
Whitman Hanson Regional School District,
        5.000%               06/15/08                                          -              1,149,049           1,149,049
Wilmington, General Obligation:
        5.000%               06/15/07                                          -              2,112,000           2,112,000
        5.000%               06/15/08                                  3,281,063                      -           3,281,063
Worcester, General Obligation, Series G,
        5.300%               07/01/15                                          -              1,029,720           1,029,720
Worcester Municipal Purpose Loan, General Obligation,
  Series B,
        5.250%               11/01/14                                          -              1,937,719           1,937,719
                                                                     -----------            -----------         -----------
                                                                     101,413,692            223,520,659         324,934,351
                                                                     -----------            -----------         -----------

MISSISSIPPI - 1.0%
Jackson County, Chevron Pollution Control Refunding
  Revenue, VRDN,
        1.750%               06/01/23                                          -              1,475,000           1,475,000
State General Obligation,
        5.500%               09/01/09                                          -              2,155,080           2,155,080
                                                                     -----------            -----------         -----------
                                                                               -              3,630,080           3,630,080
                                                                     -----------            -----------         -----------
NORTH CAROLINA - 0.3%
State General Obligation,
        5.000%               09/01/08                                          -              1,221,619           1,221,619
                                                                     -----------            -----------         -----------
PUERTO RICO - 2.3%
PR Commonwealth Aqueduct & Sewer
  Authority,
        6.000%               07/01/09                                    564,875                      -             564,875
PR Commonwealth Highway & Transportation Authority,
        5.250%               07/01/13                                          -              2,800,725           2,800,725
PR Electric Power Authority,
        6.000%               07/01/12                                  1,134,200                      -           1,134,200
PR Industrial Tourist Educational Medical & Environmental
  Control Facilities, Inter American University, Series A,
        5.250%               10/01/12                                          -              2,119,140           2,119,140
PR Municipal Finance Agency, General Obligation,
  Series A,
        5.500%               08/01/09                                          -              1,095,110           1,095,110
        5.500%               07/01/17                                  1,040,420                      -           1,040,420
                                                                     -----------            -----------         -----------
                                                                       2,739,495              6,014,975           8,754,470
                                                                     -----------            -----------         -----------
SOUTH CAROLINA - 0.7%
State General Obligation,
        5.500%               04/01/11                                          -              2,491,982           2,491,982
                                                                     -----------            -----------         -----------

Total Municipal Bonds                                                104,944,077            242,316,759         347,260,836
                                                                     -----------            -----------         -----------

SHORT-TERM OBLIGATIONS - 5.6%
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 5.6%
Dreyfus Tax-Exempt Cash Management Fund                                5,432,637              3,134,476           8,567,113
Federated Massachusetts Municipal Cash Trust                           1,545,573                      -           1,545,573
Federated Tax-Exempt Obligation Fund                                           -             10,876,816          10,876,816
                                                                     -----------            -----------         -----------

Total Short-Term Obligations                                           6,978,210             14,011,292          20,989,502
                                                                     -----------            -----------         -----------
TOTAL INVESTMENTS - 98.9%                                            111,922,287            256,328,051         368,250,338
                                                                     -----------            -----------         -----------
OTHER ASSETS & LIABILITIES, NET - 1.1%                                 1,160,075              2,793,588           3,953,663
                                                                     -----------            -----------         -----------
NET ASSETS - 100.0%                                                $ 113,082,362          $ 259,121,639       $ 372,204,001
                                                                   =============          =============       =============


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a)  Zero coupon bond.

                                         Acronym                               Name
                                         -------                    -------------------------
                                           AMT                       Alternative Minimum Tax
                                          VRDN                      Variable Rate Demand Note


Percentages are based on Net Assets of the Pro Forma Combined.

            PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                          December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------


                                                                           Galaxy
                                                       Galaxy          Massachusetts
                                                    Massachusetts       Intermediate
                                                   Municipal Bond     Municipal Bond          Pro Forma            Pro Forma
                                                         Fund               Fund              Adjustments           Combined
                                                         ----               ----              -----------           --------
ASSETS
Investments, at cost                                 $110,238,968      $248,815,576                              $359,054,544
                                                     ------------      ------------                              ------------
Investments, at value                                 111,922,287      $256,328,051                              $368,250,338
Receivable for:
   Fund shares sold                                             -            25,200                                    25,200
   Interest                                             1,637,234         3,860,430                                 5,497,664
Expense reimbursement due from Advisor                      2,372                 -                                     2,372
                                                     ------------      ------------                              ------------
     Total Assets                                     113,561,893       260,213,681                               373,775,574
                                                     ------------      ------------                              ------------
LIABILITIES

Payable to custodian bank                                       -                14                                        14
Payable for:
   Fund shares repurchased                                      -            29,347                                    29,347
   Distributions                                          389,828           873,002                                 1,262,830
   Investment advisory fee                                 53,588           123,037                                   176,625
   Administration fee                                       7,198            15,938                                    23,136
   Shareholder servicing fees and 12b-1 fees                5,076             9,530                                    14,606
   Transfer agent fee                                       3,411             2,780                                     6,191
Other liabilities                                          20,430            38,394                                    58,824
                                                     ------------      ------------                              ------------
     Total Liabilities                                    479,531         1,092,042                                 1,571,573
                                                     ------------      ------------                              ------------
NET ASSETS                                           $113,082,362      $259,121,639                              $372,204,001
                                                     ============      ============                              ============
Paid in capital                                      $112,645,159      $254,054,375                              $366,699,534
Accumulated net investment income (loss)                  (18,570)              446                                   (18,124)
Accumulated net realized loss on investments           (1,227,546)       (2,445,657)                               (3,673,203)
Net unrealized appreciation/depreciation on
   investments                                          1,683,319         7,512,475                                 9,195,794
                                                     ------------      ------------                              ------------
NET ASSETS                                           $113,082,362      $259,121,639                              $372,204,001
                                                     ============      ============                              ============
Net assets - Retail A                                $ 32,214,009      $ 55,135,699         (87,349,708)         $          -
                                                     ============      ============                              ============
Shares outstanding - Retail A                           3,117,318         5,289,269          (8,406,587)                    -
                                                     ============      ============                              ============
Net asset value and redemption
   price per share - Retail A                        $      10.33      $      10.42                              $          -
                                                     ============      ============                              ============
Maximum offering price per share - Retail A
   (Net asset value/0.9525)                          $      10.85      $      10.94                              $          -
                                                     ============      ============                              ============
Net assets - Class T                                 $          -      $          -          87,349,708{a}       $ 87,349,708
                                                     ============      ============                              ============
Shares outstanding - Class T                                    -                 -           8,380,825{a}          8,380,825
                                                     ============      ============                              ============
Net asset value and redemption
   price per share - Class T                         $          -      $          -                              $      10.42
                                                     ============      ============                              ============
Maximum offering price per share - Class T
   (Net asset value/0.9525)                          $          -      $          -                              $      10.94
                                                     ============      ============                              ============
Net assets - Retail B                                $    267,298      $  1,041,020          (1,308,318)         $          -
                                                     ============      ============                              ============
Shares outstanding - Retail B                              25,866            99,865            (125,731)                    -
                                                     ============      ============                              ============
Net asset value and offering
   price per share - Retail B                        $      10.33(a)   $      10.42(a)                           $          -
                                                     ============      ============                              ============
Net assets - Class G                                 $          -      $          -           1,308,318{a}       $  1,308,318
                                                     ============      ============                              ============
Shares outstanding - Class G                                    -                 -             125,517{a}            125,517
                                                     ============      ============                              ============
Net asset value and offering
   price per share - Class G                         $          -(a)   $          -(a)                           $      10.42
                                                     ============      ============                              ============
Net assets - Trust Shares                            $ 80,601,055      $202,944,920        (283,545,975)         $          -
                                                     ============      ============                              ============
Shares outstanding - Trust Shares                       7,799,496        19,468,759         (27,268,255)                    -
                                                     ============      ============                              ============
Net asset value, offering and redemption
   price per share - Trust Shares                    $      10.33      $      10.42                              $          -
                                                     ============      ============                              ============
Net assets - Class Z                                 $          -      $          -         283,545,975{a}       $283,545,975
                                                     ============      ============                              ============
Shares outstanding - Class Z                                    -                 -          27,203,985{a}         27,203,985
                                                     ============      ============                              ============
Net asset value, offering and redemption
   price per share - Class Z                         $          -      $          -                              $      10.42
                                                     ============      ============                              ============



(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

{a} New class shares of the surviving fund transferred at NAV of surviving fund.

                  PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                          December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------


                                                                                  Galaxy
                                                               Galaxy          Massachusetts
                                                            Massachusetts      Intermediate
                                                           Municipal Bond     Municipal Bond     Pro Forma         Pro Forma
                                                                Fund               Fund         Adjustments        Combined
                                                                ----               ----         -----------        --------
INVESTMENT INCOME
Dividends                                                   $   107,871          $ 272,235                        $   380,106
Interest                                                      4,622,512         11,591,499                         16,214,011
                                                            -----------       ------------                        -----------
   Total Investment Income                                    4,730,383         11,863,734              -          16,594,117

EXPENSES
Investment advisory fee                                         725,899          1,840,307                          2,566,206
Administration fee                                               63,128            160,935                            224,063
Distribution and service fees                                    48,751             81,411                            130,162
Fund accounting fee                                              57,019             75,369        (55,828){a}          76,560
Transfer agent fee                                               18,772             30,434         (2,460){a}          46,746
Directors'/Trustees' fee                                          1,459              3,651          8,587 {b}          13,697
Custody fee                                                      10,616             13,222              -              23,838
Other expenses                                                   77,577            111,853        (64,132){c}         125,298
                                                            -----------       ------------       --------         -----------
   Total Expenses                                             1,003,221          2,317,182       (113,833)          3,206,570
Fees and expenses waived or borne by Advisor
  and Administrator                                            (274,245)          (444,372)        34,139 {d}        (684,478)
                                                            -----------       ------------       --------         -----------
   Net Expenses                                                 728,976          1,872,810        (79,694)          2,522,092
                                                            -----------       ------------       --------         -----------
   Net Investment Income                                      4,001,407          9,990,924         79,694          14,072,025
                                                            -----------       ------------       --------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain on investments                                214,687            121,014                            335,701
Net change in unrealized appreciation/depreciation
   on investments                                            (1,162,185)           921,447                           (240,738)
                                                            -----------       ------------       --------         -----------
   Net Gain (Loss)                                             (947,498)         1,042,461              -              94,963
                                                            -----------       ------------       --------         -----------
Increase in Net Assets from Operations                      $ 3,053,909       $ 11,033,385         79,694         $14,166,988
                                                            ===========       ============       ========         ===========


{a} Based on the Galaxy fee structure.

{b} Based on the new Liberty funds structure assuming all mergers occur.


{c} Due to economies of scale achieved by merging funds.



{d} Based upon the contract in effect for the surviving fund.

 PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
 DECEMBER 31, 2001 (UNAUDITED)

                                                              GALAXY         STEIN ROE                       GALAXY
                                                           INTERMEDIATE     INTERMEDIATE    GALAXY II       TAX-EXEMPT
                                                            TAX-EXEMPT       MUNICIPAL       MUNICIPAL        BOND            PRO
                                                               FUND            FUND            FUND           FUND           FORMA
                                                           PAR OR SHARES    PAR OR SHARES   PAR OR SHARES   PAR OR SHARES  COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds - 97.2%
-----------------------------------------------------------------------------------------------------------------------------------
ALABAMA - 0.1%
Auburn University Athletics,
      5.200%         4/1/04                                $       --      $       --      $  400,000      $     --      $  400,000
East Health Care Authority, Health Care Facilities,
  TANs, Series 1993,
      5.625%         9/1/04                                        --            50,000           --             --          50,000
State Parks System Improvement Corp., Series C,
      5.250%         6/1/08                                        --              --         350,000            --         350,000


ALASKA - 0.9%
Anchorage Telecommunications Utility Revenue,
      5.850%         3/1/16                                        --              --       1,500,000            --       1,500,000
North Slope Boro, Capital Appreciation, General
 Obligation, Series B,
       (a)      1/1/03                                         3,000,000           --       1,000,000            --       4,000,000


ARIZONA - 3.4%
Maricopa County, Samaritan Health Services, Series 1978,
       7.625%   1/1/08                                               --       1,710,000       --                 --       1,710,000
Maricopa County Unified School District No. 4,
   Mesa University, General Obligation, Series A,
   Pre-refunded 07/01/05,
       5.650%   7/1/05                                               --            --        750,000             --         750,000
Maricopa County Unified School District No. 69,
  Paradise Valley, Series 1995,
       6.350%   7/1/10                                                --        500,000        --                --         500,000
Maricopa County Unified School District No. 97,
   Series 1996 A,
       6.250%   7/1/06                                                --      1,750,000       --                 --       1,750,000
Phoenix Civic Improvement Corp., Series 2001,
       5.250%   7/1/08                                                --      1,130,000       --                 --       1,130,000
Phoenix Civic Improvement Corp., Waste Water Lease,
  Series 1993,
       5.750%   7/1/04                                                --         50,000       --                 --          50,000
Phoenix General Obligation,
       6.125%   7/1/03                                                --        250,000       --                 --         250,000
Pima County Unified School District No. 1 Tucson,
  General Obligation,
       5.875%   7/1/14                                        4,000,000            --                            --       4,000,000
Salt River, General Obligation,
       5.000%   1/1/05                                                --           --      1,000,000             --       1,000,000
Schools Facilities Board Revenue, State School
  Improvement,
       5.250%   7/1/09                                                --           --      1,000,000             --       1,000,000
State Central Water Conservation District, Central
  Arizona Project, Series A,
       5.500%  11/1/08                                                --        250,000       --                 --         250,000
State School Facilities Board Revenue, State School
  Improvement,
       5.250%   7/1/09                                        5,000,000            --         --                 --       5,000,000
Tempe Unified School District No. 213, Series 1994,
       7.000%   7/1/08                                                --        500,000       --                 --         500,000
Tucson, General Obligation,
       5.000%   7/1/14                                        3,000,000            --         --                 --       3,000,000

                                                                 Galaxy        Stein Roe                     Galaxy
                                                              Intermediate   Intermediate    Galaxy II     Tax-Exempt
                                                               Tax-Exempt      Municipal     Municipal        Bond
                                                                  Fund           Fund           Fund          Fund        Pro Forma
                                                                  Value          Value         Value          Value        Combined
-----------------------------------------------------------------------------------------------------------------------------------
 Municipal Bonds - 97.2%
-----------------------------------------------------------------------------------------------------------------------------------
 ALABAMA - 0.1%
 Auburn University Athletics,
      5.200%   4/1/04                                      $         --    $       --     $  418,136       $     --     $   418,136
 East Health Care Authority, Health Care Facilities,
   TANs, Series 1993,
      5.625%   9/1/04                                                --       51,773             --              --          51,773
 State Parks System Improvement Corp., Series C,
      5.250%   6/1/08                                                --            --        371,256             --         371,256
                                                             ---------------------------------------------------------------------
                                                                     --       51,773         789,392             --         841,165
                                                             ---------------------------------------------------------------------

 ALASKA - 0.9%
 Anchorage Telecommunications Utility Revenue,
      5.850%   3/1/16                                               --             --      1,647,000             --       1,647,000
 North Slope Boro, Capital Appreciation, General
   Obligation, Series B,
      (a)      1/1/03                                             2,941,650        --        980,550             --       3,922,200
                                                             ---------------------------------------------------------------------
                                                                  2,941,650        --      2,627,550             --       5,569,200
                                                             ----------------------------------------------------------------------

 ARIZONA - 3.4%
 Maricopa County, Samaritan Health Services, Series 1978,
      7.625%   1/1/08                                                --       1,904,495           --             --       1,904,495
 Maricopa County Unified School District No. 4, Mesa
   University, General Obligation, Series A,
   Pre-refunded 07/01/05,
      5.650%   7/1/05                                                --            --        821,317             --         821,317
 Maricopa County Unified School District No. 69, Paradise
   Valley, Series 1995,
      6.350%   7/1/10                                                --         569,665           --             --         569,665
 Maricopa County Unified School District No. 97,
  Series 1996 A,
      6.250%   7/1/06                                                --       1,934,957           --             --       1,934,957
 Phoenix Civic Improvement Corp., Series 2001,
      5.250%   7/1/08                                                --       1,202,829           --             --       1,202,829
 Phoenix Civic Improvement Corp., Waste Water Lease,
   Series 1993,
      5.750%   7/1/04                                                --          52,982           --             --          52,982
 Phoenix General Obligation,
      6.125%   7/1/03                                                --         259,592           --             --         259,592
 Pima County Unified School District No. 1 Tucson,
   General Obligation,
      5.875%   7/1/14                                             4,221,200        --             --             --       4,221,200
 Salt River, General Obligation,
      5.000%   1/1/05                                                --            --      1,047,180             --       1,047,180
 Schools Facilities Board Revenue, State School
   Improvement,
      5.250%   7/1/09                                                --            --      1,062,930             --       1,062,930
 State Central Water Conservation District, Central
   Arizona Project, Series A,
      5.500%  11/1/08                                                --         269,762           --             --         269,762
 State School Facilities Board Revenue, State School
   Improvement,
      5.250%   7/1/09                                             5,314,650                       --             --       5,314,650
 Tempe Unified School District No. 213, Series 1994,
      7.000%   7/1/08                                                --         581,385           --             --         581,385
 Tucson, General Obligation,
      5.000%   7/1/14                                             3,050,220          --           --             --      3,050,220
                                                             ----------------------------------------------------------------------
                                                                 12,586,070    6,775,667   2,931,427             --      22,293,164
                                                             ----------------------------------------------------------------------

                                                              GALAXY        STEIN ROE                      GALAXY
                                                           INTERMEDIATE   INTERMEDIATE      GALAXY II     TAX-EXEMPT
                                                            TAX-EXEMPT     MUNICIPAL       MUNICIPAL        BOND
                                                               FUND           FUND          FUND            FUND         PRO FORMA
                                                           PAR OR SHARES   PAR OR SHARES  PAR OR SHARES  PAR OR SHARES   COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds - 97.2%
-----------------------------------------------------------------------------------------------------------------------------------
ARKANSAS - 0.6%
Beaver Water District, Benton & Washington Counties,
  Series 1994,
       6.000% 11/15/04                                          --          2,580,000             --             --      2,580,000
Pope County Energy Project,
       5.050%   9/1/28                                          --            750,000             --             --        750,000
State Development Finance Authority, Biosciences
  Institute College, Series 2001,
       5.125%   12/1/28                                         --            150,000             --             --        150,000




CALIFORNIA - 1.2%
Carlsbad Unified School District, Series 1997,
       (a)     11/1/14                                          --          300,000              --              --        300,000
Corona Norco School District,
       (a)      9/1/16                                          --        1,000,000              --              --      1,000,000
Los Angeles County, Metropolitan Transportation
  Authority, Series A,
       5.700%   7/1/12                                        1,135,000                          --              --      1,135,000
Natomas Unified School District, Series 1999,
       5.850%   3/1/15                                          --          250,000              --              --        250,000
State, General Obligation,
       5.000%  10/1/19                                          --             --                --        2,000,000     2,000,000
State Housing Finance Agency, Series B-1,
       5.900%   2/1/04                                          --          485,000              --              --        485,000
State Housing Finance Agency, Home Mortgage, Series K,
       5.950%   8/1/10                                        1,830,000        --                --              --      1,830,000
Union Elementary School District, Series 1999 A,
       (a)      9/1/20                                          --        1,000,000              --              --      1,000,000
Yuba City Unified School District, Series 2000,
       (a)      9/1/16                                          --        1,960,000              --              --      1,960,000


COLORADO - 1.6%
Adams County School District No. 12, Series 1995 A,
       (a)    12/15/12                                          --        1,300,000              --              --      1,300,000
Denver City & County Airport Revenue, Series A,
       5.500% 11/15/25                                          --             --                --        2,000,000     2,000,000
E-470 Public Highway Authority, Series 2000 B,
       (a)      9/1/18                                          --        1,500,000              --              --      1,500,000
Jefferson County School District No. R-001, General
  Obligation,
       5.500% 12/15/06                                          --             --              500,000           --        500,000
State Department of Transportation, Series 2000,
       6.000%  6/15/12                                          --        1,500,000              --              --      1,500,000
State Department of Transportation, Revenue
 Anticipation  Notes:
       6.000%  6/15/12                                        1,250,000        --                --              --      1,250,000
       6.000%  6/15/15                                        2,500,000        --              250,000           --      2,750,000
State Housing Finance Agency, Series E-3,
       5.150%  8/1/07                                           --             --              250,000           --        250,000


CONNECTICUT - 2.5%
State General Obligation, Series B,
       5.250%  6/15/08                                        2,225,000        --                --             --       2,225,000
State Health and Educational Authority, Trinity College,
  Series F,
      5.500%   7/1/21                                            --            --                --        1,000,000     1,000,000
State Special Obligation, Transportation Infrastructure,
  Series A:
      5.375%  10/1/27                                            --            --                --        1,000,000     1,000,000
      5.625%  12/1/19                                            --            --                --        1,520,000     1,520,000
State Special Obligation Transportation Infrastructure,
  Series B:
      5.000%    10/1/05                                          --            --                --        2,000,000     2,000,000
      5.250%    10/1/04                                       4,000,000        --                --             --       4,000,000
      5.375%    10/1/12                                          --       1,000,000              --             --       1,000,000

                                                                 Galaxy        Stein Roe                     Galaxy
                                                              Intermediate   Intermediate    Galaxy II     Tax-Exempt
                                                               Tax-Exempt      Municipal     Municipal        Bond
                                                                  Fund           Fund           Fund          Fund        Pro Forma
                                                                  Value          Value         Value          Value        Combined
-----------------------------------------------------------------------------------------------------------------------------------
 Municipal Bonds - 97.2%
-----------------------------------------------------------------------------------------------------------------------------------
 ARKANSAS - 0.6%
 Beaver Water District, Benton & Washington Counties,
   Series 1994,
      6.000% 11/15/04                                           --           2,795,069           --            --         2,795,069
 Pope County Energy Project,
      5.050%   9/1/28                                           --             751,688           --            --           751,688
 State Development Finance Authority, Biosciences
   Institute College, Series 2001,
      5.125%  12/1/28                                           --             141,118           --            --           141,118
                                                             ----------------------------------------------------------------------
                                                                --           3,687,875           --            --         3,687,875
                                                             ----------------------------------------------------------------------

 CALIFORNIA - 1.2%
 Carlsbad Unified School District, Series 1997,
      (a)  11/1/14                                              --             156,999           --            --           156,999
 Corona Norco School District,
      (a)  9/1/16                                               --             461,660           --            --           461,660
 Los Angeles County, Metropolitan Transportation
   Authority, Series A,
      5.700%  7/1/12                                         1,218,218            --             --            --         1,218,218
 Natomas Unified School District, Series 1999,
      5.850%  3/1/15                                            --             280,010           --            --           280,010
 State, General Obligation,
      5.000%  10/1/19                                                             --             --         1,990,540     1,990,540
 State Housing Finance Agency, Series B-1,
      5.900%  2/1/04                                            --             508,750           --            --           508,750
 State Housing Finance Agency, Home Mortgage, Series K,
      5.950%  8/1/10                                         1,943,350            --             --            --         1,943,350
 Union Elementary School District, Series 1999 A,
      (a)  9/1/20                                               --             356,660           --            --           356,660
 Yuba City Unified School District, Series 2000,
      (a)  9/1/16                                               --             904,854           --            --           904,854
                                                             ----------------------------------------------------------------------
                                                             3,161,568       2,668,933           --         1,990,540     7,821,041
                                                             ----------------------------------------------------------------------

 COLORADO - 1.6%
 Adams County School District No. 12, Series 1995 A,
      (a)    12/15/12                                           --            748,735            --            --           748,735
 Denver City & County Airport Revenue, Series A,
      5.500% 11/15/25                                                             --             --         2,027,220     2,027,220
 E-470 Public Highway Authority, Series 2000 B,
      (a)      9/1/18                                           --            604,290            --            --           604,290
 Jefferson County School District No. R-001, General
   Obligation,
      5.500% 12/15/06                                           --                --           541,040         --           541,040
 State Department of Transportation, Series 2000,
      6.000%  6/15/12                                           --          1,659,675            --            --         1,659,675
 State Department of Transportation, Revenue
   Anticipation Notes:
      6.000%  6/15/12                                        1,383,887            --             --            --         1,383,887
      6.000%  6/15/15                                        2,725,525            --           272,552         --         2,998,077
 State Housing Finance Agency, Series E-3,
      5.150%   8/1/07                                            --               --           254,683         --           254,683
                                                            -----------------------------------------------------------------------
                                                             4,109,412      3,012,700        1,068,275      2,027,220    10,217,607
                                                            -----------------------------------------------------------------------

 CONNECTICUT - 2.5%
 State General Obligation, Series B,
      5.250%  6/15/08                                        2,368,624            --             --            --         2,368,624
 State Health and Educational Authority, Trinity
   College,
   Series F,
      5.500%   7/1/21                                            --               --             --         1,051,570     1,051,570
 State Special Obligation, Transportation
   Infrastructure,
   Series A:
      5.375%  10/1/27                                            --               --             --         1,027,780     1,027,780
      5.625%  12/1/19                                            --               --             --         1,597,581     1,597,581
 State Special Obligation Transportation
   Infrastructure,
   Series B:
      5.000%  10/1/05                                            --               --             --         2,118,660     2,118,660
      5.250%  10/1/04                                        4,245,840            --             --            --         4,245,840
      5.375%  10/1/12                                            --         1,067,560            --            --         1,067,560

                                                               GALAXY       STEIN ROE                      GALAXY
                                                            INTERMEDIATE   INTERMEDIATE    GALAXY II     TAX-EXEMPT
                                                             TAX-EXEMPT     MUNICIPAL      MUNICIPAL        BOND
                                                                FUND          FUND            FUND          FUND         PRO FORMA
                                                            PAR OR SHARES  PAR OR SHARES  PAR OR SHARES  PAR OR SHARES    COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
       5.500%  10/1/12                                        2,750,000             --             --             --      2,750,000

DELAWARE - 0.2%
State Economic Development Authority, Wilmington
  Suburban Water Corp., Series 1992 B,
       6.450%  12/1/07                                            --          1,165,000            --             --      1,165,000


DISTRICT OF COLUMBIA - 2.5%
Convention Center Revenue, Senior Lien,
       5.250%  10/1/14                                        4,500,000             --             --             --      4,500,000
DC General Obligation, Series A,
       5.875%   6/1/05                                        2,000,000             --             --             --      2,000,000
DC General Obligation, Series B, Unrefunded
   Balance 2001:
       5.500%   6/1/09                                            --                --             --       1,860,000     1,860,000
       6.000%   6/1/13                                            --                --             --         655,000       655,000
George Washington University, Series A,
       5.125%  9/15/31                                            --                --             --       5,740,000     5,740,000
Georgetown University, Series A,
       5.950%   4/1/14                                        1,000,000             --             --             --      1,000,000
Metropolitan Area Transit Authority,
       6.000%   7/1/07                                            --            250,000            --             --        250,000

FLORIDA - 3.0%
Greater Orlando Aviation Authority, Series 1999 A,
       5.250%  10/1/09                                            --            320,000            --             --        320,000
Hillsborough County School Board, Master Lease
  Program, Certificate of Participation, Series A,
       5.500%   7/1/14                                            --                --             --       2,000,000     2,000,000
Miami, Dade County, Special Obligation, Series A,
       (a)     10/1/14                                            --                --             --       2,835,000     2,835,000
Orange County Tourist Development Tax Revenue,
       5.500%  10/1/31                                            --                --             --       3,000,000     3,000,000
State Board of Education, Capital Outlay, General
  Obligation, Series B,
       5.200%   6/1/13                                            --                --        1,235,000           --      1,235,000
State Board of Education, Capital Outlay, General
  Obligation, Series E, Pre-refunded 06/01/04,
       5.700%   6/1/14                                        2,000,000             --        1,000,000           --      3,000,000
State Department of Environmental Protection
  Revenue,
  Series A,
       5.750%   7/1/08                                        2,900,000             --             --            --       2,900,000
Stoneybrook Community Development District,
  Series 1998 A,
       5.700%   5/1/08                                            --          1,965,000            --            --       1,965,000
Tallahassee Consolidated Utility Systems,
       5.500%  10/1/17                                            --                --             --       1,900,000     1,900,000
Tampa, Series 2000,
       6.000%  10/1/08                                            --          1,000,000            --           --        1,000,000


GEORGIA - 5.1%
Atlanta, Airport Facilities, Series 1996,
       6.500%   1/1/07                                            --          4,000,000            --           --        4,000,000
Atlanta, Airport Revenue, Series A,
       5.500%   1/1/22                                            --                --             --       2,725,000     2,725,000
Atlanta, Water & Wastewater Revenue, Series A,
       5.000%  11/1/38                                            --                --             --       6,500,000     6,500,000
Columbus Water & Sewer,
       5.000%   5/1/10                                            --          1,000,000            --           --        1,000,000
De Kalb County Water  Sewer Revenue,
       6.250%  10/1/06                                            --                --             --       2,000,000     2,000,000
Fulton County School District, General Obligation,
  Pre-refunded 01/01/04,
       5.600%   1/1/11                                            --                --             --       1,000,000     1,000,000
Metropolitan Atlanta Rapid Transit Authority,
   Series 1998 A,
       6.250%   7/1/10                                            --          1,000,000            --           --        1,000,000

                                                                Galaxy        Stein Roe                     Galaxy
                                                             Intermediate   Intermediate    Galaxy II     Tax-Exempt
                                                              Tax-Exempt      Municipal     Municipal        Bond
                                                                 Fund           Fund           Fund          Fund        Pro Forma
                                                                 Value          Value         Value          Value        Combined
-----------------------------------------------------------------------------------------------------------------------------------
     5.500%  10/1/12                                           3,003,990          --             --            --         3,003,990
                                                            -----------------------------------------------------------------------
                                                               9,618,454      1,067,560          --         5,795,591    16,481,605
                                                            -----------------------------------------------------------------------

DELAWARE - 0.2%
State Economic Development Authority, Wilmington
  Suburban Water Corp., Series 1992 B,
     6.450%  12/1/07                                              --          1,295,468          --            --         1,295,468
                                                            -----------------------------------------------------------------------

DISTRICT OF COLUMBIA - 2.5%
Convention Center Revenue, Senior Lien,
     5.250%  10/1/14                                           4,626,675          --             --            --         4,626,675
DC General Obligation, Series A,
     5.875%   6/1/05                                           2,155,300          --             --            --         2,155,300
DC General Obligation, Series B, Unrefunded
   Balance 2001:
     5.500%   6/1/09                                              --              --             --         1,985,662     1,985,662
     6.000%   6/1/13                                              --              --             --           727,659       727,659
George Washington University, Series A,
     5.125%  9/15/31                                              --              --             --         5,482,791     5,482,791
Georgetown University, Series A,
     5.950%   4/1/14                                           1,082,960          --             --            --         1,082,960
Metropolitan Area Transit Authority,
     6.000%   7/1/07                                              --             276,415         --            --           276,415
                                                            -----------------------------------------------------------------------
                                                               7,864,935         276,415         --         8,196,112    16,337,462
                                                            -----------------------------------------------------------------------

FLORIDA - 3.0%
Greater Orlando Aviation Authority, Series 1999 A,
     5.250%  10/1/09                                              --             330,499         --            --           330,499
Hillsborough County School Board, Master Lease
  Program, Certificate of Participation, Series A,
     5.500%   7/1/14                                              --              --             --         2,126,520     2,126,520
Miami, Dade County, Special Obligation, Series A,
     (a)     10/1/14                                              --              --             --         1,466,630     1,466,630
Orange County Tourist Development Tax Revenue,
     5.500%  10/1/31                                              --              --             --         3,048,840     3,048,840
State Board of Education, Capital Outlay, General
  Obligation, Series B,
     5.200%   6/1/13                                              --              --        1,271,704          --         1,271,704
State Board of Education, Capital Outlay, General
  Obligation, Series E, Pre-refunded 06/01/04,
     5.700%   6/1/14                                           2,150,380          --        1,075,190          --         3,225,570
State Department of Environmental Protection Revenue,
  Series A,
     5.750%   7/1/08                                           3,159,956          --             --            --         3,159,956
Stoneybrook Community Development District,
  Series 1998 A,
     5.700%   5/1/08                                              --           1,965,000         --            --         1,965,000
Tallahassee Consolidated Utility Systems,
     5.500%  10/1/17                                              --              --             --         2,013,183     2,013,183
Tampa, Series 2000,
     6.000%  10/1/08                                              --           1,108,920         --            --         1,108,920
                                                            -----------------------------------------------------------------------
                                                               5,310,336       3,404,419    2,346,894       8,655,173    19,716,822
                                                            -----------------------------------------------------------------------

GEORGIA - 5.1%
Atlanta, Airport Facilities, Series 1996,
     6.500%   1/1/07                                             --            4,451,040         --           --          4,451,040
Atlanta, Airport Revenue, Series A,
     5.500%   1/1/22                                             --               --             --         2,771,080     2,771,080
Atlanta, Water & Wastewater Revenue, Series A,
     5.000%  11/1/38                                             --               --             --         6,145,100     6,145,100
Columbus Water & Sewer,
     5.000%   5/1/10                                             --            1,055,220         --            --         1,055,220
De Kalb County Water  Sewer Revenue,
     6.250%  10/1/06                                             --               --             --         2,225,320     2,225,320
Fulton County School District, General Obligation,
  Pre-refunded 01/01/04,
     5.600%   1/1/11                                             --               --             --         1,073,810     1,073,810
Metropolitan Atlanta Rapid Transit Authority, Series 1998 A,
     6.250%   7/1/10                                             --            1,130,770         --            --         1,130,770

                                                              GALAXY          STEIN ROE                       GALAXY
                                                           INTERMEDIATE     INTERMEDIATE     GALAXY II      TAX-EXEMPT
                                                            TAX-EXEMPT       MUNICIPAL       MUNICIPAL        BOND
                                                               FUND            FUND             FUND          FUND        PRO FORMA
                                                           PAR OR SHARES    PAR OR SHARES   PAR OR SHARES  PAR OR SHARES  COMBINED
---------------------------------------------------------------------------------------------------------------------------------
State General Obligation, Series B:
       5.750%   8/1/08                                         1,000,000          --             --             --        1,000,000
       5.750%   8/1/10                                                                                      2,000,000     2,000,000
State General Obligation, Series D:
       5.800%  11/1/10                                         3,000,000          --             --             --        3,000,000
       5.800%  11/1/12                                         4,000,000          --             --             --        4,000,000
State Municipal Electric Authority, Series 1997 Y,
       6.400%   1/1/13                                            --           3,000,000         --             --        3,000,000


HAWAII - 0.6%
Honolulu City & County, Series 1990,
       7.350%   7/1/06                                            --           1,000,000         --           --          1,000,000
Honolulu City & County, Series 1995:
       6.000%  11/1/10                                            --             135,000         --           --            135,000
       6.000%  11/1/10                                            --             365,000         --           --            365,000
State, General Obligation, Series CU,
       5.750%  10/1/08                                            --              --             --         1,815,000     1,815,000


IDAHO - 0.2%
State Housing & Finance Association, Single Family
  Mortgage, Series G-2, AMT
       5.700%   7/1/16                                            --              --             --         1,160,000     1,160,000


ILLINOIS - 5.7%
Chicago, Series 1993,
       6.500%  11/1/09                                            --           2,155,000         --           --          2,155,000
Chicago Board of Education, Series 1996,
       6.250%  12/1/12                                            --           2,100,000         --           --          2,100,000
Chicago Board of Education, General Obligation,
       5.600%  12/1/18                                            --              --             --         1,300,000     1,300,000
Chicago, General Obligation, Series A:
       5.500%   1/1/08                                         2,000,000          --          655,000         --          2,655,000
Chicago, General Obligation, Series C,
       5.750%   1/1/13                                            --              --          500,000         --            500,000
Chicago Midway Airport, Series 1994 A,
       5.700%   1/1/04                                            --           1,000,000         --           --          1,000,000
Chicago O'Hare International Airport, Passenger
 Facilities Charge, Series A,
       5.625%   1/1/12                                         2,650,000          --          350,000         --          3,000,000
Chicago O'Hare International Airport, United
  Airlines, Inc., Series 2000 A,
       6.750%  11/1/11                                                --       1,400,000         --           --          1,400,000
Chicago Skyway Toll Bridge,
       5.500%   1/1/31                                                --          --             --         1,000,000     1,000,000
Cook County, General Obligation,
       7.250%  11/1/07                                                --          --             --         1,000,000     1,000,000
Du Page County Special Service Area No. 11,
  Series 1995,
       6.750%   1/1/14                                                --         990,000         --           --            990,000
Du Page County Water Commission, General Obligation,
       5.000%   3/1/04                                                --          --        1,000,000         --          1,000,000
Kane County Community School District No. 304, Geneva,
  General Obligation,
       6.000%   6/1/04                                                --          --          500,000         --            500,000
Latin School of Chicago, Series 1998,
       5.200%   8/1/11                                                --         250,000         --           --            250,000
Metropolitan Pier & Exposition Authority, McCormick
  Place Expansion Project, Series 1992 A:
       7.250%  6/15/05                                                --         385,000         --           --            385,000
       7.250%  6/15/05                                                --       1,145,000         --           --          1,145,000
       7.250%  6/15/05                                                --       1,220,000         --           --          1,220,000
State Dedicated Tax, Capital Appreciation, Civic Center,
  Series B,
       (a)    12/15/17                                                --          --             --         2,540,000     2,540,000
State Development Finance Authority, Bradley
  University, Series 1999,


                                                                Galaxy        Stein Roe                     Galaxy
                                                             Intermediate   Intermediate    Galaxy II     Tax-Exempt
                                                              Tax-Exempt      Municipal     Municipal        Bond
                                                                 Fund           Fund           Fund          Fund        Pro Forma
                                                                 Value          Value         Value          Value        Combined
-----------------------------------------------------------------------------------------------------------------------------------

State General Obligation, Series B:
     5.750%   8/1/08                                       1,094,220               --            --               --     1,094,220
     5.750%   8/1/10                                                               --            --        2,197,040     2,197,040
State General Obligation, Series D:
     5.800%  11/1/10                                       3,306,510               --            --               --     3,306,510
     5.800%  11/1/12                                       4,379,280               --            --               --     4,379,280
State Municipal Electric Authority,
  Series 1997 Y,
     6.400%   1/1/13                                              --        3,438,333            --               --     3,438,333
                                                          ------------------------------------------------------------------------
                                                           8,780,010       10,075,363            --       14,412,350    33,267,723
                                                          -------------------------------------------------------------------------

HAWAII - 0.6%
Honolulu City & County, Series 1990,
     7.350%   7/1/06                                              --        1,141,580            --               --     1,141,580
Honolulu City & County, Series 1995:
     6.000%  11/1/10                                              --          151,342            --               --       151,342
     6.000%  11/1/10                                              --          405,026            --               --       405,026
State, General Obligation, Series CU,
     5.750%  10/1/08                                              --               --            --        1,971,907     1,971,907
                                                          ------------------------------------------------------------------------
                                                                  --        1,697,948            --        1,971,907     3,669,855
                                                          -------------------------------------------------------------------------

IDAHO - 0.2%
State Housing & Finance Association, Single
  Family Mortgage, Series G-2, AMT
     5.700%   7/1/16                                              --               --            --        1,185,497     1,185,497
                                                           ------------------------------------------------------------------------

ILLINOIS - 5.7%
Chicago, Series 1993,
     6.500%  11/1/09                                              --        2,445,860            --               --     2,445,860
Chicago Board of Education, Series 1996,
     6.250%  12/1/12                                              --        2,379,615            --               --     2,379,615
Chicago Board of Education, General Obligation,
     5.600%  12/1/18                                              --               --            --        1,343,186     1,343,186
Chicago, General Obligation, Series A:
     5.500%   1/1/08                                       2,132,100               --       698,263               --     2,830,363
Chicago, General Obligation, Series C,
     5.750%   1/1/13                                              --               --       538,240               --       538,240
Chicago Midway Airport, Series 1994 A,
     5.700%   1/1/04                                              --        1,042,530            --               --     1,042,530
Chicago O'Hare International Airport, Passenger
 Facilities Charge, Series A,
     5.625%   1/1/12                                       2,764,056               --       365,064               --     3,129,120
Chicago O'Hare International Airport, United
  Airlines, Inc., Series 2000 A,
     6.750%  11/1/11                                              --          917,294            --               --       917,294
Chicago Skyway Toll Bridge,
     5.500%   1/1/31                                              --               --            --        1,017,750     1,017,750
Cook County, General Obligation,
     7.250%  11/1/07                                              --               --            --        1,149,670     1,149,670
Du Page County Special Service Area No. 11,
 Series 1995, 6.750%   1/1/14                                     --        1,100,137            --               --     1,100,137
Du Page County Water Commission, General Obligation,
     5.000%   3/1/04                                              --               --     1,041,880               --     1,041,880
Kane County Community School District No. 304, Geneva,
  General Obligation,
     6.000%   6/1/04                                              --               --       533,625               --       533,625
Latin School of Chicago, Series 1998,
     5.200%   8/1/11                                              --          246,652            --               --       246,652
Metropolitan Pier & Exposition Authority, McCormick
  Place Expansion Project, Series 1992 A:
     7.250%  6/15/05                                              --          433,468            --               --       433,468
     7.250%  6/15/05                                              --        1,291,537            --               --     1,291,537
     7.250%  6/15/05                                              --        1,359,885            --               --     1,359,885
State Dedicated Tax, Capital Appreciation, Civic Center,
  Series B,
     (a)    12/15/17                                              --               --            --        1,075,868     1,075,868
State Development Finance Authority, Bradley
  University, Series 1999,

                                                              GALAXY         STEIN ROE                      GALAXY
                                                           INTERMEDIATE    INTERMEDIATE    GALAXY II       TAX-EXEMPT
                                                            TAX-EXEMPT      MUNICIPAL      MUNICIPAL        BOND
                                                               FUND           FUND          FUND            FUND          PRO FORMA
                                                           PAR OR SHARES   PAR OR SHARES  PAR OR SHARES   PAR OR SHARES   COMBINED
---------------------------------------------------------------------------------------------------------------------------------
       5.375%   8/1/19                                             --          225,000             --               --      225,000
State Development Finance Authority, Waste
  Management, Inc., Series 1997,
       5.050%   1/1/10                                             --          865,000             --               --      865,000
State Educational Facilities Authority, Wesleyan
  University,
       5.650%   9/1/26                                             --               --             --        3,000,000    3,000,000
State, General Obligation:
       5.000%  10/1/07                                      2,565,000               --             --               --    2,565,000
       5.800%   9/1/18                                             --               --             --        1,000,000    1,000,000
State, General Obligation, First Series:
       5.250%   8/1/13                                             --               --             --        3,000,000    3,000,000
       5.375%  10/1/14                                             --               --             --        1,500,000    1,500,000
State Sales Tax Revenue, Series V,
       6.000%  6/15/08                                             --               --        500,000               --      500,000




INDIANA  - 2.3%
Indiana Bond Bank Revenue, State Revolving Fund
 Program, Series A:
       5.375%   2/1/13                                             --               --        910,000               --      910,000
       5.900%   2/1/03                                      1,900,000               --             --               --    1,900,000
Indianapolis Local Public Improvement Bond Bank,
  Series 1992 D,
       6.500%   2/1/06                                             --        2,100,000             --               --    2,100,000
State Finance Authority, Care Initiatives,
  Series 1998 B,
       5.500%   7/1/08                                             --          450,000             --               --      450,000
State Toll Road Commission, Series 1980,
       9.000%   1/1/15                                             --        2,240,000             --               --    2,240,000
State Transportation Finance Authority, Airport
  Facilities Lease, Series 1992 A,
       6.500%  11/1/07                                             --        1,040,000             --               --    1,040,000
State Transportation Finance Authority, Highway
  Revenue:
       5.375%  12/1/25                                             --               --             --        2,500,000    2,500,000
       5.750%  12/1/14                                      2,485,000               --             --               --    2,485,000


IOWA  - 0.3%
State Finance Authority, Mason City Shopping Center,
       8.500%  12/1/04                                             --           50,000             --               --       50,000
State Finance Authority, Single Family Mortgage,
  Series F,
       5.550%   1/1/16                                             --               --             --        1,610,000    1,610,000




KANSAS  - 1.8%
Shannee County School District No 437,
       5.500%   9/1/13                                             --        1,555,000             --               --    1,555,000
State Department of Highway Transportation,
       5.500%   9/1/14                                             --               --             --        1,575,000    1,575,000
State Development Authority Lease Juvenile Detention
  Facility Project, Series 1992-H,
       5.750%   6/1/02                                             --           60,000             --               --       60,000
State Development Finance Authority:
       5.250%   5/1/07                                      2,005,000               --             --               --    2,005,000
       5.250%   5/1/08                                      2,445,000               --             --               --    2,445,000
       5.500%   5/1/14                                             --        1,000,000             --               --    1,000,000
State Development Finance Authority, Public
  Water Supply, Revolving Loan-2,
       5.250%   4/1/05                                             --               --      1,020,000               --    1,020,000
State Development Finance Authority, Water Pollution
  Control, Revolving Loan-2,
       5.250%  11/1/08                                             --               --        850,000               --      850,000
Wyandotte County Unified School District No. 204,
  Series 2000 A,
       6.375%   9/1/11                                             --          500,000             --               --      500,000


                                                                Galaxy        Stein Roe                     Galaxy
                                                             Intermediate   Intermediate    Galaxy II     Tax-Exempt
                                                              Tax-Exempt      Municipal     Municipal        Bond
                                                                 Fund           Fund           Fund          Fund        Pro Forma
                                                                 Value          Value         Value          Value        Combined
----------------------------------------------------------------------------------------------------------------------------------
     5.375%   8/1/19                                               --          227,533               --            --      227,533
State Development Finance Authority, Waste
  Management, Inc., Series 1997,
     5.050%   1/1/10                                               --          845,546               --            --      845,546
State Educational Facilities Authority, Wesleyan
  University,
     5.650%   9/1/26                                               --               --               --     3,089,880    3,089,880
State, General Obligation:
     5.000%  10/1/07                                        2,693,917               --               --            --    2,693,917
     5.800%   9/1/18                                               --               --               --     1,049,950    1,049,950
State, General Obligation, First Series:
     5.250%   8/1/13                                               --               --               --     3,104,880    3,104,880
     5.375%  10/1/14                                               --               --               --     1,582,845    1,582,845
State Sales Tax Revenue, Series V,
     6.000%  6/15/08                                               --               --          552,395            --      552,395
                                                            ----------------------------------------------------------------------
                                                            7,590,073       12,290,057        3,729,467    13,414,029   37,023,626
                                                            ----------------------------------------------------------------------

INDIANA - 2.3%
Indiana Bond Bank Revenue, State Revolving Fund
 Program, Series A:
     5.375%   2/1/13                                               --               --          958,512            --      958,512
     5.900%   2/1/03                                        1,975,905               --               --            --    1,975,905
Indianapolis Local Public Improvement Bond Bank,
  Series 1992 D,
     6.500%   2/1/06                                               --        2,308,005               --            --    2,308,005
State Finance Authority, Care Initiatives,
  Series 1998 B,
     5.500%   7/1/08                                               --          433,125               --            --      433,125
State Toll Road Commission, Series 1980,
     9.000%   1/1/15                                               --        3,036,522               --            --    3,036,522
State Transportation Finance Authority, Airport
  Facilities
  Lease, Series 1992 A,
     6.500%  11/1/07                                               --        1,090,731               --            --    1,090,731
State Transportation Finance Authority, Highway
  Revenue:
     5.375%  12/1/25                                                                --               --     2,500,750    2,500,750
     5.750%  12/1/14                                        2,658,080               --               --            --    2,658,080
                                                            ----------------------------------------------------------------------
                                                            4,633,985        6,868,383          958,512     2,500,750   14,961,630
                                                            ----------------------------------------------------------------------

IOWA  - 0.3%
State Finance Authority, Mason City Shopping Center,
     8.500%  12/1/04                                               --           50,538               --            --       50,538
State Finance Authority, Single Family Mortgage,
  Series F,
     5.550%   1/1/16                                               --               --               --     1,646,595    1,646,595
                                                            ----------------------------------------------------------------------
                                                                   --           50,538               --     1,646,595    1,697,133
                                                            ----------------------------------------------------------------------

KANSAS  - 1.8%
Shannee County School District No 437,
     5.500%   9/1/13                                               --        1,651,892               --            --    1,651,892
State Department of Highway Transportation,
     5.500%   9/1/14                                               --               --               --     1,695,645    1,695,645
State Development Authority Lease Juvenile Detention
  Facility Project, Series 1992-H,
     5.750%   6/1/02                                               --           61,045               --            --       61,045
State Development Finance Authority:
     5.250%   5/1/07                                        2,128,949               --               --            --    2,128,949
     5.250%   5/1/08                                        2,593,118               --               --            --    2,593,118
     5.500%   5/1/14                                               --        1,065,190               --            --    1,065,190
State Development Finance Authority, Public
  Water Supply, Revolving Loan-2,
     5.250%   4/1/05                                               --               --        1,079,007            --    1,079,007
State Development Finance Authority, Water Pollution
  Control, Revolving Loan-2,
     5.250%  11/1/08                                               --               --          905,029            --      905,029
Wyandotte County Unified School District No. 204,
  Series 2000 A,
     6.375%   9/1/11                                               --          571,825               --            --      571,825
                                                            ----------------------------------------------------------------------
                                                            4,722,067        3,349,952        1,984,036     1,695,645   11,751,700
                                                            ----------------------------------------------------------------------

                                                                GALAXY         STEIN ROE                       GALAXY
                                                            INTERMEDIATE     INTERMEDIATE     GALAXY II      TAX-EXEMPT
                                                              TAX-EXEMPT       MUNICIPAL      MUNICIPAL        BOND
                                                                FUND             FUND          FUND            FUND        PRO FORMA
                                                             PAR OR SHARES   PAR OR SHARES  PAR OR SHARES   PAR OR SHARES  COMBINED
---------------------------------------------------------------------------------------------------------------------------------
KENTUCKY - 0.5%
Louisville & Jefferson County Regional Airport
  Authority,
  Series 2001 A,
       5.750%   7/1/15                                              --        1,000,000          --               --     1,000,000
State Turnpike Authority, Series 1992,
       5.800%   1/1/04                                              --        1,000,000          --               --     1,000,000
State Turnpike Authority, Series 2001 A,
       5.500%   7/1/13                                              --        1,000,000          --               --     1,000,000

LOUISIANA  - 0.5%
Orleans Levee District, Series 1995 A,
       5.950%  11/1/07                                              --        2,200,000          --               --     2,200,000
State Public Facilities Authority, Touro Infirmary,
  Series 1999,
       5.200%  8/15/10                                              --          705,000          --               --       705,000
Sulphur Public Import Sales and Use Tax, Series 1993-ST,
       5.650%   4/1/04                                              --           50,000          --               --        50,000


MAINE  - 0.9%
Maine Municipal Bond Bank, Series A,
       5.250%  11/1/08                                         855,000               --          --               --       855,000
Maine Municipal Bond Bank, Series D,
       5.700%  11/1/21                                              --               --          --        1,000,000     1,000,000
State Educational Loan Authority, Series 1992 A-2,
       6.650%  12/1/02                                              --          470,000          --               --       470,000
State Governmental Facilities Authority, Lease Rent
  Revenue,
       5.625%  10/1/19                                              --               --          --        1,000,000     1,000,000
State Housing Authority Revenue, Series C-1,
       5.700% 11/15/15                                       1,925,000               --          --               --     1,925,000
State Housing Finance Agency, Series 1992 C,
       6.350%  5/15/03                                              --          200,000          --               --       200,000


MARYLAND - 1.8%
Montgomery County Housing Commission, Series A,
       5.750%   7/1/13                                              --          205,000          --        1,020,000     1,225,000
Prince Georges County, General Obligation,
       5.250%  12/1/13                                       3,000,000               --          --               --     3,000,000
State Community Development Administration, Department
  of Housing & Community Development, Series A, AMT,
       5.700%   7/1/17                                              --               --          --        2,875,000     2,875,000
State Community Development Administration, Department
  of Housing & Community Development, Series B, AMT,
       5.550%   9/1/25                                              --               --          --        2,000,000     2,000,000
State Health & Higher Education Facilities Authority,
  John Hopkins University,
       6.000%   7/1/10                                              --               --          --        1,500,000     1,500,000
State & Local Facilities Loan, 2nd Series,
       5.250%  6/15/06                                              --               --     500,000               --       500,000

MASSACHUSETTS   - 8.4%
Holyoke, General Obligation, Series A,
       5.600%  6/15/10                                       1,365,000               --          --               --     1,365,000
Massachusetts Bay Transportation Authority, Series
  1994 A,
       7.000%   3/1/07                                              --        2,250,000          --               --     2,250,000
Massachusetts Bay Transportation Authority, Series A,
       7.000%   3/1/21                                              --               --          --        5,750,000     5,750,000
Massachusetts Bay Transportation Authority, General
  Transportation Systems, Series A:
       5.500%   3/1/12                                       1,290,000               --          --               --     1,290,000
       5.500%   3/1/14                                              --               --     750,000               --       750,000
Massachusetts Bay Transportation Authority, General
  Transportation Systems, Series C,



                                                                Galaxy        Stein Roe                     Galaxy
                                                             Intermediate   Intermediate    Galaxy II     Tax-Exempt
                                                              Tax-Exempt      Municipal     Municipal        Bond
                                                                 Fund           Fund           Fund          Fund        Pro Forma
                                                                 Value          Value         Value          Value        Combined
-----------------------------------------------------------------------------------------------------------------------------------
KENTUCKY - 0.5%
Louisville & Jefferson County Regional Airport
  Authority, Series 2001 A,
     5.750%   7/1/15                                              --        1,035,880           --           --         1,035,880
State Turnpike Authority, Series 1992,
     5.800%   1/1/04                                              --        1,059,160           --           --         1,059,160
State Turnpike Authority, Series 2001 A,
     5.500%   7/1/13                                              --        1,071,370           --           --         1,071,370
                                                            -----------------------------------------------------------------------
                                                                  --        3,166,410           --           --         3,166,410
                                                            -----------------------------------------------------------------------

LOUISIANA   - 0.5%
Orleans Levee District, Series 1995 A,
     5.950%  11/1/07                                              --        2,413,400           --           --         2,413,400
State Public Facilities Authority, Touro Infirmary,
 Series 1999,
     5.200%  8/15/10                                              --          702,053           --           --           702,053
Sulphur Public Import Sales and Use Tax,
 Series 1993-ST,
     5.650%   4/1/04                                              --           52,961           --           --            52,961
                                                            -----------------------------------------------------------------------
                                                                  --        3,168,414           --           --         3,168,414
                                                            -----------------------------------------------------------------------

MAINE   - 0.9%
Maine Municipal Bond Bank, Series A,
     5.250%  11/1/08                                         910,353               --           --           --           910,353
Maine Municipal Bond Bank, Series D,
     5.700%  11/1/21                                              --               --           --    1,044,260         1,044,260
State Educational Loan Authority, Series 1992 A-2,
     6.650%  12/1/02                                              --          483,954           --           --           483,954
State Governmental Facilities Authority, Lease Rent
  Revenue,
     5.625%  10/1/19                                              --               --           --    1,038,710         1,038,710
State Housing Authority Revenue, Series C-1,
     5.700% 11/15/15                                       1,985,503               --           --           --         1,985,503
State Housing Finance Agency, Series 1992 C,
     6.350%  5/15/03                                              --          206,490           --           --           206,490
                                                            -----------------------------------------------------------------------
                                                           2,895,856          690,444           --    2,082,970         5,669,270
                                                            -----------------------------------------------------------------------

MARYLAND  - 1.8%
Montgomery County Housing Commission, Series A,
     5.750%   7/1/13                                              --          215,041           --    1,061,494         1,276,535
Prince Georges County, General Obligation,
     5.250%  12/1/13                                       3,162,960               --           --           --         3,162,960
State Community Development Administration, Department
  of Housing & Community Development, Series A, AMT,
     5.700%   7/1/17                                              --               --           --    2,941,757         2,941,757
State Community Development Administration, Department
  of Housing & Community Development, Series B, AMT,
     5.550%   9/1/25                                              --               --           --    2,042,160         2,042,160
State Health & Higher Education Facilities Authority,
  John Hopkins University,
     6.000%   7/1/10                                              --               --           --    1,665,165         1,665,165
State & Local Facilities Loan, 2nd Series,
     5.250%  6/15/06                                              --               --      535,310           --           535,310
                                                            -----------------------------------------------------------------------
                                                           3,162,960          215,041      535,310    7,710,576        11,623,887
                                                            -----------------------------------------------------------------------

MASSACHUSETTS  - 8.4%
Holyoke, General Obligation, Series A,
     5.600%  6/15/10                                       1,459,977               --           --           --         1,459,977
Massachusetts Bay Transportation Authority,
 Series 1994 A,
     7.000%   3/1/07                                              --        2,567,047           --           --         2,567,047
Massachusetts Bay Transportation Authority,
 Series A,
     7.000%   3/1/21                                              --               --           --    7,019,715         7,019,715
Massachusetts Bay Transportation Authority, General
  Transportation Systems, Series A:
     5.500%   3/1/12                                       1,378,971               --           --           --         1,378,971
     5.500%   3/1/14                                              --               --      800,737           --           800,737
Massachusetts Bay Transportation Authority, General
  Transportation Systems, Series C,

                                                               GALAXY        STEIN ROE                        GALAXY
                                                            INTERMEDIATE    INTERMEDIATE    GALAXY II       TAX-EXEMPT
                                                             TAX-EXEMPT      MUNICIPAL      MUNICIPAL          BOND          PRO
                                                                FUND          FUND             FUND            FUND         FORMA
                                                            PAR OR SHARES   PAR OR SHARES   PAR OR SHARES  PAR OR SHARES  COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
       5.500%   3/1/08                                      1,000,000             --             --               --     1,000,000
Massachusetts Bay Transportation Authority, Revenue
  Assessment, Series A,
       5.750%   7/1/14                                      3,000,000             --             --               --     3,000,000
New England Education Loan Marketing Corp., Series A,
       5.700%   7/1/05                                      5,000,000             --             --               --     5,000,000
New England Education Loan Marketing Corp., Series F,
       5.625%   7/1/04                                      3,000,000             --             --               --     3,000,000
Springfield, General Obligation, Series B,
       5.050%  1/15/04                                             --             --        500,000               --       500,000
State College Building Authority, Series 1994 A,
       7.500%   5/1/14                                             --        500,000             --               --       500,000
State Consolidated Loans, Series D,
       5.500%  11/1/13                                             --             --             --        3,000,000     3,000,000
State Consolidated Loans, General Obligation, Series B,
       5.125%   6/1/12                                      1,500,000             --             --               --     1,500,000
State Grant Anticipation Note, Series A,
       5.750%  6/15/13                                             --             --        350,000               --       350,000
State Health & Educational Facilities Authority, Carney
  Hospital, Series 1994 D,
       6.000%   7/1/09                                             --      1,000,000             --               --     1,000,000
State Health & Educational Facilities Authority, Eye &
  Ear Infirmary, Series B,
       5.250%   7/1/11                                      1,000,000             --             --               --     1,000,000
State Health & Educational Facilities Authority,
 Partners Healthcare System, Series A,
       5.375%   7/1/17                                             --             --             --        2,000,000     2,000,000
State Health & Educational Facilities Authority,
  Partners Healthcare System, Series C:
       6.000%   7/1/14                                      1,000,000             --             --               --     1,000,000
       6.000%   7/1/17                                             --             --             --        1,250,000     1,250,000
State Health & Educational Facilities Authority,
 Suffolk University Project, Series C,
       5.850%   7/1/16                                      1,000,000             --             --               --     1,000,000
State Housing Finance Agency, Multi-Family Housing
  Project, Series A:
       5.600%   7/1/07                                        475,000             --             --               --       475,000
       5.700%   7/1/08                                        475,000             --             --               --       475,000
State Industrial Finance Agency, Assumption College
  Issue,
       5.875%   7/1/11                                      1,090,000             --             --               --     1,090,000
State Industrial Finance Agency, Nantucket Electric
  Co., Series A, AMT,
       5.875%   7/1/17                                             --             --             --        1,000,000     1,000,000
State Industrial Finance Agency, Ogden Hill Project,
  Series 1998 A,
       5.450%  12/1/12                                             --        250,000             --               --       250,000
State Industrial Finance Agency, Refusetech, Inc.
  Project, Series A,
       6.150%   7/1/02                                      1,595,000             --             --               --     1,595,000
State Industrial Finance Agency, Tufts University,
  Series H,
       5.500%  2/15/12                                             --             --             --        2,000,000     2,000,000
State Industrial Finance Agency, Peabody Monofill
  Associates, Inc., Series 1995,
       9.000%   9/1/05                                             --         55,000             --               --        55,000
State Water Pollution Abatement Trust, Series A,
  Pre-refunded 02/01/06,
       5.600%   2/1/10                                             --             --        390,000               --       390,000
State Water Pollution Abatement Trust, Series 1999 A,
      6.000%    8/1/19                                             --      2,500,000             --               --      2,500,000
State Water Resource Authority, Series B,
      5.500%    8/1/15                                             --             --             --        1,000,000      1,000,000
State Water Resource Authority, New Bedford, Series A,
  Pre-refunded 02/01/06,
      5.600%    2/1/10                                       3,000,000            --             --               --      3,000,000

                                                                Galaxy        Stein Roe                     Galaxy
                                                             Intermediate   Intermediate    Galaxy II     Tax-Exempt
                                                              Tax-Exempt      Municipal     Municipal        Bond
                                                                 Fund           Fund           Fund          Fund        Pro Forma
                                                                 Value          Value         Value          Value        Combined
-----------------------------------------------------------------------------------------------------------------------------------
     5.500%   3/1/08                                           1,072,640             --           --               --     1,072,640
Massachusetts Bay Transportation Authority, Revenue
  Assessment, Series A,
     5.750%   7/1/14                                           3,209,790             --           --               --     3,209,790
New England Education Loan Marketing Corp., Series A,
     5.700%   7/1/05                                           5,348,400             --           --               --     5,348,400
New England Education Loan Marketing Corp., Series F,
     5.625%   7/1/04                                           3,157,440             --           --               --     3,157,440
Springfield, General Obligation, Series B,
     5.050%  1/15/04                                                  --             --      520,855               --       520,855
State College Building Authority, Series 1994 A,
     7.500%   5/1/14                                                  --        620,970           --               --       620,970
State Consolidated Loans, Series D,
     5.500%  11/1/13                                                  --             --           --        3,218,430     3,218,430
State Consolidated Loans, General Obligation, Series B,
     5.125%   6/1/12                                           1,601,700             --           --               --     1,601,700
State Grant Anticipation Note, Series A,
     5.750%  6/15/13                                                  --             --      377,111               --       377,111
State Health & Educational Facilities Authority, Carney
  Hospital, Series 1994 D,
     6.000%   7/1/09                                                  --      1,075,680           --               --     1,075,680
State Health & Educational Facilities Authority, Eye &
  Ear Infirmary, Series B,
     5.250%   7/1/11                                             997,780             --           --               --       997,780
State Health & Educational Facilities Authority, Partners
  Healthcare System, Series A,
     5.375%   7/1/17                                                  --             --           --        2,023,960     2,023,960
State Health & Educational Facilities Authority, Partners
  Healthcare System, Series C:
     6.000%   7/1/14                                           1,068,230             --           --               --     1,068,230
     6.000%   7/1/17                                                  --             --           --        1,300,325     1,300,325
State Health & Educational Facilities Authority, Suffolk
  University Project, Series C,
     5.850%   7/1/16                                           1,061,050             --           --               --     1,061,050
State Housing Finance Agency, Multi-Family Housing
  Project, Series A:
     5.600%   7/1/07                                             502,217             --           --               --       502,217
     5.700%   7/1/08                                             503,263             --           --               --       503,263
State Industrial Finance Agency, Assumption College Issue,
     5.875%   7/1/11                                           1,185,865             --           --               --     1,185,865
State Industrial Finance Agency, Nantucket Electric Co.,
  Series A, AMT,
     5.875%   7/1/17                                                  --             --           --        1,050,820     1,050,820
State Industrial Finance Agency, Ogden Hill Project,
  Series 1998 A,
     5.450%  12/1/12                                                  --        242,628           --               --       242,628
State Industrial Finance Agency, Refusetech, Inc. Project,
  Series A,
     6.150%   7/1/02                                           1,625,480             --           --               --     1,625,480
State Industrial Finance Agency, Tufts University,
  Series H,
     5.500%  2/15/12                                                  --             --           --        2,139,160     2,139,160
State Industrial Finance Agency, Peabody Monofill
  Associates, Inc., Series 1995,
     9.000%   9/1/05                                                  --         57,956           --               --        57,956
State Water Pollution Abatement Trust, Series A,
  Pre-refunded 02/01/06,
     5.600%   2/1/10                                                  --             --      424,226               --       424,226
State Water Pollution Abatement Trust, Series 1999 A,
     6.000%   8/1/19                                                  --       2,793,175          --               --     2,793,175
State Water Resource Authority, Series B,
     5.500%   8/1/15                                                  --             --           --        1,064,050     1,064,050
State Water Resource Authority, New Bedford, Series A,
  Pre-refunded 02/01/06,
     5.600%   2/1/10                                           3,263,280             --           --               --      3,263,280
                                                              ---------------------------------------------------------------------
                                                              27,436,083       7,357,456     2,122,929     17,816,460     54,732,928
                                                              ---------------------------------------------------------------------

                                                               GALAXY        STEIN ROE                        GALAXY
                                                            INTERMEDIATE    INTERMEDIATE    GALAXY II       TAX-EXEMPT
                                                             TAX-EXEMPT      MUNICIPAL      MUNICIPAL          BOND          PRO
                                                                FUND          FUND             FUND            FUND         FORMA
                                                            PAR OR SHARES   PAR OR SHARES   PAR OR SHARES  PAR OR SHARES  COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN  - 2.4%
Anchor Bay School District, Series 2001,
       5.250%   5/1/13                                           --        1,000,000               --               --    1,000,000
Berkley, City School District,
       7.000%   1/1/09                                           --          500,000               --               --      500,000
Detroit City School District, General Obligation,
  Series A,
       5.125%   5/1/31                                           --               --               --        3,250,000    3,250,000
Dickinson County, Memorial Hospital System,
       7.625%  11/1/05                                           --          145,000               --               --      145,000
Midland County Economic Development Corp.,
   Series 2000,
       6.875%  7/23/09                                           --          500,000               --               --      500,000
State General Obligation,
       5.500%  12/1/15                                           --               --               --        1,250,000    1,250,000
State Strategic Fund, United Waste Systems, Inc.,
  Series 1995,
       5.200%   4/1/10                                           --        1,000,000               --               --    1,000,000
State Trunk Line, Series A:
       5.000%  11/1/03                                           --               --        1,315,000               --    1,315,000
       5.000%  11/1/04                                    2,000,000               --               --               --    2,000,000
State Underground Storage Tank Financial
  Assistance, Series 1996 I,
       6.000%   5/1/05                                           --        4,000,000               --               --    4,000,000


MINNESOTA - 2.7%
Elk River, Independent School District No. 728,
  General Obligation, Series A,
       5.000%   2/1/17                                           --               --               --        2,000,000    2,000,000
Metropolitan Council, Minneapolis St. Paul
  Metropolitan Area, General Obligation,
       5.000%  12/1/03                                    2,900,000               --               --               --    2,900,000
Minneapolis & St. Paul Metropolitan Airports
 Commission, Northwest Airlines, Inc., Series 2001 B,
       6.500%   4/1/25                                           --          500,000               --               --      500,000
New Hope, North Ridge Care Center, Inc., Series 1999,
       5.400%   3/1/08                                           --          500,000               --               --      500,000
Northern Municipal Power Agency, Minnesota Electric
  System,
       5.250%   1/1/12                                    2,490,000               --               --               --    2,490,000
Rochester Health Care Facilities, Mayo Foundation,
  Series A,
       5.500% 11/15/27                                           --               --               --        1,000,000    1,000,000
State General Obligation:
       5.000%  10/1/06                                    3,285,000               --          750,000               --    4,035,000
       5.500%  11/1/13                                           --               --               --        1,000,000    1,000,000
State Public Facilities Authority, Pollution
 Control Revenue, Series A,
       5.375%   3/1/04                                    2,000,000               --               --               --    2,000,000
West St. Paul, Independent School District No. 197,
       (a)      2/1/04                                           --          500,000               --               --      500,000


MISSISSIPPI - 0.8%
Mississippi Development Bank, Special Obligation,
  Capital Projects & Equipment Acquisition,
  Series A-2,
       5.000%   7/1/24                                           --               --               --        3,100,000    3,100,000
State Highway Authority Revenue, Four Lane
 Highway Project,
       5.250%   6/1/06                                    2,000,000               --               --               --    2,000,000


MISSOURI -  1.4%
St. Charles County, Public Water Supply
  District No. 2, Certificate of Participation,
  Series A,
       5.500%  12/1/14                                    3,000,000               --               --               --    3,000,000
State Development Finance Board, Midtown
  Redevelopment Project, Series 2000 A,

                                                                Galaxy        Stein Roe                     Galaxy
                                                             Intermediate   Intermediate    Galaxy II     Tax-Exempt
                                                              Tax-Exempt      Municipal     Municipal        Bond
                                                                 Fund           Fund           Fund          Fund        Pro Forma
                                                                 Value          Value         Value          Value        Combined
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN  - 2.4%
Anchor Bay School District, Series 2001,
     5.250%   5/1/13                                               --      1,048,100               --             --      1,048,100
Berkley, City School District,
     7.000%   1/1/09                                               --        579,225               --             --        579,225
Detroit City School District, General Obligation,
  Series A,
     5.125%   5/1/31                                               --             --               --      3,123,542      3,123,542
Dickinson County, Memorial Hospital System,
     7.625%  11/1/05                                               --        156,963               --             --        156,963
Midland County Economic Development Corp.,
  Series 2000,
     6.875%  7/23/09                                               --        518,125               --             --        518,125
State General Obligation,
     5.500%  12/1/15                                               --             --               --      1,337,987      1,337,987
State Strategic Fund, United Waste Systems, Inc.,
  Series 1995,
     5.200%   4/1/10                                               --        979,580               --             --        979,580
State Trunk Line, Series A:
     5.000%  11/1/03                                               --             --        1,374,925             --      1,374,925
     5.000%  11/1/04                                        2,110,260             --               --             --      2,110,260
State Underground Storage Tank Financial Assistance,
  Series 1996 I,
     6.000%   5/1/05                                               --      4,331,480               --             --      4,331,480
                                                           ------------------------------------------------------------------------
                                                            2,110,260      7,613,473        1,374,925      4,461,529     15,560,187
                                                           ------------------------------------------------------------------------

MINNESOTA   - 2.7%
Elk River, Independent School District No. 728,
  General Obligation, Series A,
     5.000%   2/1/17                                               --             --               --      1,989,460      1,989,460
Metropolitan Council, Minneapolis St. Paul
  Metropolitan Area, General Obligation,
     5.000%  12/1/03                                        3,041,984             --               --             --      3,041,984
Minneapolis & St. Paul Metropolitan Airports
  Commission, Northwest Airlines, Inc., Series 2001 B,
     6.500%   4/1/25                                               --        478,125               --             --        478,125
New Hope, North Ridge Care Center, Inc., Series 1999,
     5.400%   3/1/08                                               --        483,750               --             --        483,750
Northern Municipal Power Agency, Minnesota Electric
  System,
     5.250%   1/1/12                                        2,582,080             --               --             --      2,582,080
Rochester Health Care Facilities, Mayo Foundation,
  Series A,
     5.500% 11/15/27                                               --             --               --      1,005,250      1,005,250
State General Obligation:
     5.000%  10/1/06                                        3,483,644             --          795,352             --      4,278,996
     5.500%  11/1/13                                               --             --               --      1,062,370      1,062,370
State Public Facilities Authority, Pollution Control
 Revenue,   Series A,
     5.375%   3/1/04                                        2,101,480             --               --             --      2,101,480
West St. Paul, Independent School District No. 197,
     (a)      2/1/04                                               --        467,645               --             --        467,645
                                                           ------------------------------------------------------------------------
                                                           11,209,188      1,429,520          795,352      4,057,080     17,491,140
                                                           ------------------------------------------------------------------------

MISSISSIPPI - 0.8%
Mississippi Development Bank, Special Obligation,
  Capital Projects & Equipment Acquisition,
  Series A-2,
     5.000%   7/1/24                                               --             --               --      2,990,446      2,990,446
State Highway Authority Revenue, Four Lane Highway
  Project,
     5.250%   6/1/06                                        2,132,500             --               --             --      2,132,500
                                                           ------------------------------------------------------------------------
                                                            2,132,500             --               --      2,990,446      5,122,946
                                                           ------------------------------------------------------------------------

MISSOURI - 1.4%
St. Charles County, Public Water Supply
  District No. 2, Certificate of Participation,
  Series A,
     5.500%  12/1/14                                        3,083,550             --               --             --      3,083,550
State Development Finance Board, Midtown
  Redevelopment Project, Series 2000 A,

                                                                GALAXY         STEIN ROE                      GALAXY
                                                             INTERMEDIATE    INTERMEDIATE     GALAXY II      TAX-EXEMPT
                                                             TAX-EXEMPT       MUNICIPAL       MUNICIPAL        BOND           PRO
                                                                 FUND           FUND           FUND            FUND          FORMA
                                                            PAR OR SHARES   PAR OR SHARES   PAR OR SHARES   PAR OR SHARES  COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
       6.000%   4/1/14                                            --        2,000,000             --               --     2,000,000
State Health & Educational Facilities Authority,
  St. Louis University,
       5.500%  10/1/16                                            --               --             --        1,000,000     1,000,000
State Health & Educational Facilities Authority,
  Washington University, Series A,
       5.500%  6/15/16                                            --               --             --        1,000,000     1,000,000
State Housing Development Commission, Single Family,
  Series B-2, AMT,
       6.400%   3/1/29                                            --               --             --          690,000       690,000
State, Regional Convention & Sports Facility Project,
  Series 1991 A,
       6.600%  8/15/03                                            --          830,000             --               --       830,000

NEBRASKA  -  1.3%
Omaha, General Obligation, Series A,
       5.000%  12/1/08                                     3,000,000               --        270,000               --     3,270,000
State Investment Authority, Series C,
       5.650%   9/1/07                                            --          495,000             --               --       495,000
University of Nebraska Facilities Corp., Deferred
  Maintenance Project,
       5.000%  7/15/04                                     3,500,000               --        690,000               --     4,190,000

NEVADA   -  1.5%
Clark County School District, General Obligation,
  Series A,
       6.000%  6/15/10                                            --               --        635,000               --       635,000
Las Vegas Valley Water District Revenue,
  General Obligation,
       5.400%   9/1/04                                            --               --        500,000               --       500,000
State, Series 2000 A,
       5.000%  12/1/06                                            --        1,000,000             --               --     1,000,000
State, Capital Improvement & Cultural Affairs, General
  Obligation, Series A:
       5.500%   2/1/11                                     1,000,000               --             --               --     1,000,000
       5.500%   2/1/18                                            --               --             --        1,500,000     1,500,000
State Colorado River Commission, General Obligation,
  Pre-refunded 07/01/04,
       6.500%   7/1/19                                            --               --             --        1,190,000     1,190,000
State General Obligation, Projects 66 & 67, Series A,
       5.000%  5/15/28                                            --               --             --        3,000,000     3,000,000
Washoe County, Sierra Pacific Power Co., Series 2001,
       5.750%   3/1/36                                            --        1,000,000             --               --     1,000,000

NEW HAMPSHIRE  - 0.6%
New Hampshire Municipal Bond Bank,
  General Obligation, Series B,
       5.250%  8/15/11                                       750,000               --             --               --       750,000
State Business Finance Authority, Pollution Control
  Revenue,
       5.450%   5/1/21                                            --               --             --        1,500,000     1,500,000
State Business Finance Authority, United
  Illuminating Co., Series 1999,
       5.400%  12/1/29                                            --        1,000,000             --               --     1,000,000
State Housing Finance Agency, Single-Family Mortgage
  Project, Series B,
       5.850%   7/1/10                                       830,000               --             --               --       830,000

NEW JERSEY -  2.5%
Bergen County Utilities Authority, Series 1992 A,
       6.250%  6/15/06                                            --        2,000,000             --               --     2,000,000
State Economic Development Authority,
 School Facilities, General Obligation, Series A,
       5.500%  6/15/13                                            --               --             --        1,000,000     1,000,000
State General Obligation, Series D,


                                                                Galaxy        Stein Roe                     Galaxy
                                                             Intermediate   Intermediate    Galaxy II     Tax-Exempt
                                                              Tax-Exempt      Municipal     Municipal        Bond
                                                                 Fund           Fund           Fund          Fund        Pro Forma
                                                                 Value          Value         Value          Value        Combined
-----------------------------------------------------------------------------------------------------------------------------------
     6.000%   4/1/14                                              --        2,171,680             --               --     2,171,680
State Health & Educational Facilities Authority,
  St. Louis University,
     5.500%  10/1/16                                              --               --             --        1,067,810     1,067,810
State Health & Educational Facilities Authority,
  Washington University, Series A,
     5.500%  6/15/16                                              --               --             --        1,069,070     1,069,070
State Housing Development Commission, Single Family,
  Series B-2, AMT,
     6.400%   3/1/29                                              --               --             --          732,111       732,111
State, Regional Convention & Sports Facility Project,
  Series 1991 A,
     6.600%  8/15/03                                              --          881,145             --               --       881,145
                                                           ------------------------------------------------------------------------
                                                           3,083,550        3,052,825             --        2,868,991     9,005,366
                                                           ------------------------------------------------------------------------

NEBRASKA - 1.3%
Omaha, General Obligation, Series A,
     5.000%  12/1/08                                       3,162,750               --        284,648               --     3,447,398
State Investment Authority, Series C,
     5.650%   9/1/07                                              --          522,096             --               --       522,096
University of Nebraska Facilities Corp., Deferred
  Maintenance Project,
     5.000%  7/15/04                                       3,673,705               --        724,245               --     4,397,950
                                                           ------------------------------------------------------------------------
                                                           6,836,455          522,096      1,008,893               --     8,367,444
                                                           ------------------------------------------------------------------------

NEVADA  - 1.5%
Clark County School District, General Obligation,
  Series A,
     6.000%  6/15/10                                              --               --        706,965               --       706,965
Las Vegas Valley Water District Revenue,
   General Obligation,
     5.400%   9/1/04                                              --               --        513,475               --       513,475
State, Series 2000 A,
     5.000%  12/1/06                                              --        1,060,690             --               --     1,060,690
State, Capital Improvement & Cultural Affairs,
  General Obligation, Series A:
     5.500%   2/1/11                                       1,058,710               --             --               --     1,058,710
     5.500%   2/1/18                                              --               --             --        1,541,235     1,541,235
State Colorado River Commission, General
  Obligation, Pre-refunded 07/01/04,
     6.500%   7/1/19                                              --               --             --        1,303,336     1,303,336
State General Obligation, Projects 66 & 67,
  Series A,
     5.000%  5/15/28                                              --               --             --        2,828,100     2,828,100
Washoe County, Sierra Pacific Power Co.,
  Series 2001,
     5.750%   3/1/36                                              --        1,020,090             --               --     1,020,090
                                                           ------------------------------------------------------------------------
                                                           1,058,710        2,080,780      1,220,440        5,672,671    10,032,601
                                                           -----------------------------------------------------------------------

NEW HAMPSHIRE  - 0.6%
New Hampshire Municipal Bond Bank,
  General Obligation, Series B,
     5.250%  8/15/11                                         792,720               --             --               --       792,720
State Business Finance Authority,
  Pollution Control Revenue,
     5.450%   5/1/21                                              --               --             --        1,515,030     1,515,030
State Business Finance Authority, United
  Illuminating Co., Series 1999,
     5.400%  12/1/29                                              --        1,024,080             --               --     1,024,080
State Housing Finance Agency, Single-Family
 Mortgage Project, Series B,
     5.850%   7/1/10                                         858,469               --             --               --       858,469
                                                           ------------------------------------------------------------------------
                                                           1,651,189        1,024,080             --        1,515,030     4,190,299
                                                           ------------------------------------------------------------------------

NEW JERSEY  -  2.5%
Bergen County Utilities Authority,
  Series 1992 A,
     6.250%  6/15/06                                              --        2,207,260             --               --     2,207,260
State Economic Development Authority,
  School Facilities,
  General Obligation, Series A,
     5.500%  6/15/13                                              --               --             --        1,071,090     1,071,090
State General Obligation, Series D,

                                                                GALAXY         STEIN ROE                      GALAXY
                                                             INTERMEDIATE    INTERMEDIATE     GALAXY II       TAX-EXEMPT
                                                             TAX-EXEMPT       MUNICIPAL       MUNICIPAL          BOND          PRO
                                                                 FUND           FUND           FUND            FUND          FORMA
                                                            PAR OR SHARES   PAR OR SHARES   PAR OR SHARES   PAR OR SHARES  COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
       (a)     2/15/04                                             --           90,000              --            --         90,000
State Health Care Facilities Financing Authority,
   AHS Hospital Corp., Series A,
       6.000%   7/1/12                                             --               --              --     1,500,000      1,500,000
State Housing and Mortgage Finance Agency,
       6.500%   5/1/03                                             --           85,000              --            --         85,000
State Transportation Trust Fund Authority,
  Transportation System, Series A:
       5.500%  6/15/09                                             --               --              --       500,000        500,000
       5.625%  6/15/14                                             --               --              --     2,000,000      2,000,000
State Transportation Trust Fund Authority,
  Transportation System, Series C,
       5.500% 12/15/18                                             --               --              --     2,000,000      2,000,000
State Turnpike Authority, Series A:
       5.750%   1/1/19                                             --               --              --     3,000,000      3,000,000
       6.000%   1/1/11                                      3,000,000               --              --            --      3,000,000

NEW MEXICO  - 0.6%
Dona Ana County, Gross Receipt Tax Revenue,
       5.500%   6/1/16                                             --               --              --       750,000        750,000
Santa Fe, Series 1996 A,
       6.500%   6/1/06                                             --        1,555,000              --            --      1,555,000
State Mortgage Finance Authority, Single
  Family Mortgage, Series B-3,
       5.500%   7/1/28                                             --               --              --     1,275,000      1,275,000

NEW YORK  - 7.7%
Long Island Power Authority, New York Electric
  System Revenue,
       5.250%   4/1/10                                             --               --       1,000,000            --      1,000,000
Metropolitan Transportation Authority,
  Series 1993 O,
       5.500%   7/1/17                                             --        1,000,000              --            --      1,000,000
Metropolitan Transportation Authority, Commuter
  Facilities, Series A:
       5.500%   7/1/15                                      1,530,000               --              --            --      1,530,000
       5.750%   7/1/11                                      1,000,000               --              --            --      1,000,000
Metropolitan Transportation Authority, Dedicated
  Tax Fund, Series C-1,
       5.250%   7/1/17                                             --               --              --     2,165,000      2,165,000
Metropolitan Transportation Authority,
  Transportation Service Contract, Series R,
       5.500%   7/1/14                                      1,740,000               --              --            --      1,740,000
Monroe County Airport Authority, Greater
  Rochester International Airport, Series 1999,
       5.750%   1/1/12                                             --          500,000              --            --        500,000
New York City,
       5.250%  11/1/12                                             --        1,000,000              --            --      1,000,000
New York City, Series 1996 C,
       5.700%   2/1/06                                             --        1,000,000              --            --      1,000,000
New York City, Series 1997 A,
       7.000%   8/1/06                                             --          850,000              --            --        850,000
New York City, Series 1997 H,
       6.000%   8/1/17                                             --        1,000,000              --            --      1,000,000
New York City, General Obligation, Series A,
       6.250%   8/1/09                                      3,050,000               --              --            --      3,050,000
New York City, General Obligation, Series D,
  Unrefunded   Balance:
       6.000%  2/15/09                                        570,000               --              --            --        570,000
       6.000%  2/15/12                                        555,000               --              --            --        555,000
New York City, General Obligation, Series E,
       6.500%  2/15/06                                             --               --         400,000            --        400,000
New York City, General Obligation, Series F,
       5.750%   2/1/10                                      2,000,000               --              --            --      2,000,000
New York City, General Obligation, Series I,
       6.000%  4/15/09                                             --               --              --     1,000,000      1,000,000

                                                                Galaxy        Stein Roe                     Galaxy
                                                             Intermediate   Intermediate    Galaxy II     Tax-Exempt
                                                              Tax-Exempt      Municipal     Municipal        Bond
                                                                 Fund           Fund           Fund          Fund        Pro Forma
                                                                 Value          Value         Value          Value        Combined
-----------------------------------------------------------------------------------------------------------------------------------
     (a)     2/15/04                                             --           84,490               --               --       84,490
State Health Care Facilities Financing Authority,
   AHS Hospital Corp., Series A,
     6.000%   7/1/12                                             --               --               --      1,661,355      1,661,355
State Housing and Mortgage Finance Agency,
     6.500%   5/1/03                                             --           86,562               --             --         86,562
State Transportation Trust Fund Authority,
  Transportation System, Series A:
     5.500%  6/15/09                                             --               --               --        538,535        538,535
     5.625%  6/15/14                                             --               --               --      2,162,980      2,162,980
State Transportation Trust Fund Authority,
  Transportation System, Series C,
     5.500% 12/15/18                                             --               --               --      2,122,760      2,122,760
State Turnpike Authority, Series A:
     5.750%   1/1/19                                             --               --               --      3,177,120      3,177,120
     6.000%   1/1/11                                      3,332,100               --               --             --      3,332,100
                                                          -------------------------------------------------------------------------
                                                          3,332,100        2,378,312               --     10,733,640     16,444,252
                                                          -------------------------------------------------------------------------

NEW MEXICO - 0.6%
Dona Ana County, Gross Receipt Tax Revenue,
     5.500%   6/1/16                                             --               --               --        790,515        790,515
Santa Fe, Series 1996 A,
     6.500%   6/1/06                                             --        1,730,855               --             --      1,730,855
State Mortgage Finance Authority, Single Family
  Mortgage, Series B-3,
     5.500%   7/1/28                                             --               --               --      1,290,606      1,290,606
                                                          -------------------------------------------------------------------------
                                                                 --        1,730,855               --      2,081,121      3,811,976
                                                          -------------------------------------------------------------------------

NEW YORK   -  7.7%
Long Island Power Authority, New York
  Electric System Revenue,
     5.250%   4/1/10                                             --               --        1,049,590             --      1,049,590
Metropolitan Transportation Authority, Series 1993 O,
     5.500%   7/1/17                                             --        1,054,600               --             --      1,054,600
Metropolitan Transportation Authority,
  Commuter Facilities, Series A:
     5.500%   7/1/15                                      1,594,291               --               --             --      1,594,291
     5.750%   7/1/11                                      1,070,920               --               --             --      1,070,920
Metropolitan Transportation Authority,
  Dedicated Tax Fund, Series C-1,
     5.250%   7/1/17                                             --               --               --      2,185,005      2,185,005
Metropolitan Transportation Authority,
  Transportation Service Contract, Series R,
     5.500%   7/1/14                                      1,805,233               --               --             --      1,805,233
Monroe County Airport Authority, Greater
  Rochester International Airport, Series 1999,
     5.750%   1/1/12                                             --          535,735               --             --        535,735
New York City,
     5.250%  11/1/12                                             --        1,018,130               --             --      1,018,130
New York City, Series 1996 C,
     5.700%   2/1/06                                             --        1,069,490               --             --      1,069,490
New York City, Series 1997 A,
     7.000%   8/1/06                                             --          953,895               --             --        953,895
New York City, Series 1997 H,
     6.000%   8/1/17                                             --        1,046,290               --             --      1,046,290
New York City, General Obligation, Series A,
     6.250%   8/1/09                                      3,350,852               --               --             --      3,350,852
New York City, General Obligation, Series D,
  Unrefunded Balance:
     6.000%  2/15/09                                        606,007               --               --             --        606,007
     6.000%  2/15/12                                        588,389               --               --             --        588,389
New York City, General Obligation, Series E,
     6.500%  2/15/06                                             --               --          438,520             --        438,520
New York City, General Obligation, Series F,
     5.750%   2/1/10                                      2,102,560               --               --             --      2,102,560
New York City, General Obligation, Series I,
     6.000%  4/15/09                                             --               --               --      1,070,820      1,070,820

                                                            GALAXY         STEIN ROE                      GALAXY
                                                         INTERMEDIATE    INTERMEDIATE     GALAXY II       TAX-EXEMPT
                                                         TAX-EXEMPT       MUNICIPAL       MUNICIPAL          BOND          PRO
                                                             FUND           FUND           FUND            FUND          FORMA
                                                        PAR OR SHARES   PAR OR SHARES   PAR OR SHARES   PAR OR SHARES  COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
Port Authority of New York & New Jersey, Special
  Obligation, JFK International Air Terminal,
  Series 6, AMT,
       6.000%  12/1/07                                         --               --             --        1,000,000        1,000,000
State Dormitory Authority,
       (a)     5/15/08                                  4,000,000               --             --               --        4,000,000
State Dormitory Authority, City University of
  New York, Series 1995,
       5.625%   7/1/16                                         --        5,000,000             --               --        5,000,000
State Dormitory Authority, City University of
  New York, Series A,
       5.625%   7/1/16                                         --          500,000             --               --          500,000
State Dormitory Authority, City University of
  New York, Series 1995 A,
       6.500%  5/15/05                                         --        1,000,000             --               --        1,000,000
State Dormitory Authority, City University of
  New York, Series 2000,
       5.000%  5/15/05                                         --          685,000             --               --          685,000
State Dormitory Authority, Colombia University,
  Series A, 5.250%   7/1/20                                    --               --             --        2,000,000        2,000,000
State Dormitory Authority, State University
  Educational Facilities, Series A,
       5.250%  5/15/15                                         --               --             --        4,000,000        4,000,000
State Environmental Facilities Corp.,
  Series 1994 D,
       6.300%  5/15/05                                         --        3,000,000             --               --        3,000,000
State Environmental Facilities Corp.,
  Pollution Control Revenue, State Water
  Revolving Fund, NYC Municipal Water,
       5.750%  6/15/09                                         --               --        500,000               --          500,000
State, General Obligation, Series F,
       5.750%   2/1/10                                         --               --        390,000               --          390,000
State Local Government Assistance Corp.,
  Series C,
       6.000%   4/1/12                                         --          150,000             --               --          150,000
State Local Government Assistance Corp.,
  Series 1993 E,
       5.250%   4/1/16                                         --        1,000,000             --               --        1,000,000
State Housing Finance Agency, Housing
  Mortgage Project, Series A,
       5.800%  11/1/09                                  1,720,000               --             --               --        1,720,000
State Thruway Authority, Local Highway &
  Bridge,
       5.375%   4/1/18                                         --               --             --        1,000,000        1,000,000
State Urban Development Authority,
       5.750%   4/1/11                                         --          500,000             --               --          500,000
State Urban Development Authority, Youth
  Facilities Project,
       5.700%   4/1/14                                  1,505,000               --             --               --        1,505,000


NORTH CAROLINA - 1.2%
Eastern Municipal Power Agency, Power System,
  Series 1993 B,
       6.125%   1/1/09                                         --        2,000,000             --               --        2,000,000
Eastern Municipal Power Agency, Power System,
  Series 1993 C,
       5.500%   1/1/07                                         --          415,000             --               --          415,000
Eastern Municipal Power Agency, Power System,
  Series B,
       6.000%   1/1/13                                  2,000,000               --             --               --        2,000,000
State Housing Finance Authority, Single Family
 Revenue, Series Y,
       6.300%   9/1/15                                         --               --             --          760,000          760,000
State Public Improvement, General Obligation,
  Series A,
       5.250%   3/1/12                                  2,500,000               --             --               --        2,500,000


OHIO - 4.9%
Cleveland, Series 1999,
       5.700%  12/1/19                                         --        1,000,000             --               --        1,000,000
Cleveland Waterworks Refunding & Improvement,
  First Mortgage, Series G,




                                                           Galaxy        Stein Roe                      Galaxy
                                                        Intermediate   Intermediate    Galaxy II       Tax-Exempt
                                                        Tax-Exempt      Municipal     Municipal        Bond
                                                           Fund           Fund           Fund            Fund           Pro Forma
                                                          Value          Value         Value             Value          Combined
-----------------------------------------------------------------------------------------------------------------------------------
Port Authority of New York & New Jersey,
  Special Obligation, JFK International Air
   Terminal, Series 6, AMT,
     6.000%  12/1/07                                          --                --             --        1,093,270       1,093,270
State Dormitory Authority,
     (a)     5/15/08                                   3,034,200                --             --               --       3,034,200
State Dormitory Authority, City University of
  New York, Series 1995,
     5.625%   7/1/16                                          --         5,405,600             --               --       5,405,600
State Dormitory Authority, City University of
  New York, Series A,
     5.625%   7/1/16                                          --           540,560             --               --         540,560
State Dormitory Authority, City University of
  New York, Series 1995 A,
     6.500%  5/15/05                                          --         1,098,270             --               --       1,098,270
State Dormitory Authority, City University of
  New York, Series 2000,
     5.000%  5/15/05                                          --           722,744             --               --         722,744
State Dormitory Authority, Colombia University,
    Series A,
     5.250%   7/1/20                                          --                --             --        2,014,440       2,014,440
State Dormitory Authority, State University
  Educational Facilities, Series A,
     5.250%  5/15/15                                          --                --             --        4,163,760       4,163,760
State Environmental Facilities Corp., Series
   1994 D,
     6.300%  5/15/05                                          --         3,291,480             --               --       3,291,480
State Environmental Facilities Corp.,
  Pollution Control Revenue, State Water
  Revolving Fund, NYC Municipal Water,
     5.750%  6/15/09                                          --                --        545,770               --         545,770
State, General Obligation, Series F,
     5.750%   2/1/10                                          --                --        409,999               --         409,999
State Local Government Assistance Corp.,
   Series C,
     6.000%   4/1/12                                          --           167,909             --               --         167,909
State Local Government Assistance Corp.,
   Series 1993 E,
     5.250%   4/1/16                                          --         1,037,600             --               --       1,037,600
State Housing Finance Agency, Housing Mortgage
   Project, Series A,
     5.800%  11/1/09                                   1,833,847                --             --               --       1,833,847
State Thruway Authority, Local Highway &
  Bridge,
     5.375%   4/1/18                                          --                --             --        1,013,360       1,013,360
State Urban Development Authority,
     5.750%   4/1/11                                          --           542,020             --               --         542,020
State Urban Development Authority, Youth
   Facilities Project,
     5.700%   4/1/14                                   1,573,192                --             --               --       1,573,192
                                                      -----------------------------------------------------------------------------
                                                      17,559,491        18,484,323      2,443,879       11,540,655      50,028,348
                                                      -----------------------------------------------------------------------------

NORTH CAROLINA - 1.2%
Eastern Municipal Power Agency, Power System,
  Series 1993 B,
     6.125%   1/1/09                                          --         2,120,000             --               --       2,120,000
Eastern Municipal Power Agency, Power System,
  Series 1993 C,
     5.500%   1/1/07                                          --           428,707             --               --         428,707
Eastern Municipal Power Agency, Power System,
  Series B,
     6.000%   1/1/13                                   2,098,440                --             --               --       2,098,440
State Housing Finance Authority, Single Family
  Revenue, Series Y,
     6.300%   9/1/15                                          --                --             --          788,409         788,409
State Public Improvement, General Obligation,
   Series A,
     5.250%   3/1/12                                   2,628,200                --             --               --       2,628,200
                                                      -----------------------------------------------------------------------------
                                                       4,726,640         2,548,707             --          788,409       8,063,756
                                                      -----------------------------------------------------------------------------

OHIO  - 4.9%
Cleveland, Series 1999,
     5.700%  12/1/19                                          --           708,750             --               --         708,750
Cleveland Waterworks Refunding & Improvement,
 First Mortgage, Series G,

                                                           GALAXY         STEIN ROE                      GALAXY
                                                        INTERMEDIATE    INTERMEDIATE     GALAXY II       TAX-EXEMPT
                                                         TAX-EXEMPT       MUNICIPAL       MUNICIPAL          BOND          PRO
                                                            FUND           FUND           FUND            FUND            FORMA
                                                       PAR OR SHARES   PAR OR SHARES   PAR OR SHARES   PAR OR SHARES    COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
       5.500%   1/1/13                                       --               --          750,000               --          750,000
Cleveland Waterworks Refunding &
   Improvement, First Mortgage, Series H,
       5.500%   1/1/10                                       --               --               --        1,000,000        1,000,000
Cuyahoga County, Meridia Health System,
       6.300%  8/15/06                                       --          890,000               --               --          890,000
Forest Hills School District, General
   Obligation,
       6.000%  12/1/10                                       --               --               --        1,460,000        1,460,000
Green Springs, St. Francis Health Care Center,
   Series 1994 A,
       7.000%  5/15/04                                       --           80,000               --               --           80,000
London School District,
       5.500%  12/1/15                                       --          375,000               --               --          375,000
Marion County School District, Series 2000,
       6.500%  12/1/14                                       --          500,000               --               --          500,000
Olmstead Falls Local School District,
       6.850% 12/15/11                                       --          550,000               --               --          550,000
Olmstead Falls Local School District,
  Series 1999,
       5.500%  12/1/04                                       --          420,000               --               --          420,000
State Building Authority, Adult Correctional
  Facilities, Series A,
       6.000%   4/1/06                                       --               --               --        1,000,000        1,000,000
State Fresh Water Development Authority
  Revenue, Series B,
       5.500%  12/1/18                                       --               --               --        1,000,000        1,000,000
State Higher Education Capital Facilities,
  Series A,
       5.125%   2/1/09                                2,495,000               --               --               --        2,495,000
State Higher Education Capital Facilities,
  Series II-A,
       5.250%  12/1/05                                3,500,000               --        1,000,000               --        4,500,000
State Higher Education Capital Facilities,
  Series B,
       5.625%   5/1/15                                       --               --               --        1,000,000        1,000,000
State Higher Education Commission,
  Series II-B,
       5.750%  11/1/04                                       --          500,000               --               --          500,000
State Highway Capital Improvements, General
  Obligation, Series F,
       5.250%   5/1/09                                5,000,000               --               --               --        5,000,000
State Infrastructure Improvement Bond,
  General Obligation,
       5.750%   2/1/16                                       --               --               --        1,000,000        1,000,000
State Infrastructure Improvement Bond,
  General Obligation, Series A,
       5.750%   2/1/11                                2,280,000               --               --               --        2,280,000
State Turnpike Commission, Series 1996 A,
       6.000%  2/15/06                                       --          500,000               --               --          500,000
State Turnpike Commission, Series 1998 A,
       5.500%  2/15/24                                       --        1,000,000               --               --        1,000,000
Strongville,
       6.000%  12/1/06                                       --          500,000               --               --          500,000
University of Cincinnati, General Receipts,
  Series A,
       5.500%   6/1/05                                2,000,000               --               --               --        2,000,000


OKLAHOMA - 0.4%
Enid, Municipal Authority Sales Tax &
   Utilities Revenue
       5.500%   2/1/06                                2,350,000               --               --               --        2,350,000


OREGON   - 1.4%
Lebanon County School District No. 9,
       5.250%  6/15/17                                       --        1,120,000               --               --        1,120,000
Metro, General Obligation, Series A,
       5.000%   1/1/10                                2,200,000               --               --               --        2,200,000
Portland Airport Way Urban Renewal &
  Redevelopment Tax Increment, Series A,
       6.000%  6/15/15                                       --               --          750,000               --          750,000
Portland Sewer System, Series A,
  Pre-refunded 06/01/04,
       5.750%   6/1/04                                       --               --          500,000               --          500,000
State Department of Administrative Services,
  Series 1999 B,
       5.250%   4/1/15                                       --        1,000,000               --               --        1,000,000
State Department of Transportation,
  Highway User Tax Revenue,


                                                           Galaxy          Stein Roe                      Galaxy
                                                        Intermediate     Intermediate    Galaxy II      Tax-Exempt
                                                         Tax-Exempt        Municipal     Municipal         Bond
                                                            Fund             Fund           Fund          Fund           Pro Forma
                                                           Value            Value          Value          Value           Combined
-----------------------------------------------------------------------------------------------------------------------------------
     5.500%   1/1/13                                           --               --          805,710               --        805,710
Cleveland Waterworks Refunding & Improvement,
  First Mortgage, Series H,
     5.500%   1/1/10                                           --               --               --        1,059,700      1,059,700
Cuyahoga County, Meridia Health System,
     6.300%  8/15/06                                           --          995,830               --               --        995,830
Forest Hills School District, General
  Obligation,
     6.000%  12/1/10                                           --               --               --        1,616,950      1,616,950
Green Springs, St. Francis Health Care Center,
   Series 1994 A,
     7.000%  5/15/04                                           --           79,800               --               --         79,800
London School District,
     5.500%  12/1/15                                           --          393,390               --               --        393,390
Marion County School District, Series 2000,
     6.500%  12/1/14                                           --          583,255               --               --        583,255
Olmstead Falls Local School District,
     6.850% 12/15/11                                           --          620,967               --               --        620,967
Olmstead Falls Local School District,
  Series 1999,
     5.500%  12/1/04                                           --          442,050               --               --        442,050
State Building Authority, Adult Correctional
  Facilities, Series A,
     6.000%   4/1/06                                           --               --               --        1,088,230      1,088,230
State Fresh Water Development Authority
  Revenue, Series B,
     5.500%  12/1/18                                           --               --               --        1,057,740      1,057,740
State Higher Education Capital
  Facilities, Series A,
     5.125%   2/1/09                                    2,623,991               --               --               --      2,623,991
State Higher Education Capital Facilities,
  Series II-A,
     5.250%  12/1/05                                    3,742,935               --        1,069,410               --      4,812,345
State Higher Education Capital Facilities,
  Series B,
     5.625%   5/1/15                                           --               --               --        1,054,590      1,054,590
State Higher Education Commission, Series II-B,
     5.750%  11/1/04                                           --          537,765               --               --        537,765
State Highway Capital Improvements,
  General Obligation, Series F,
     5.250%   5/1/09                                    5,305,150               --               --               --      5,305,150
State Infrastructure Improvement Bond,
   General Obligation,
     5.750%   2/1/16                                           --               --               --        1,059,500      1,059,500
State Infrastructure Improvement Bond,
  General Obligation, Series A,
     5.750%   2/1/11                                    2,490,239               --               --               --      2,490,239
State Turnpike Commission, Series 1996 A,
     6.000%  2/15/06                                           --          545,970               --               --        545,970
State Turnpike Commission, Series 1998 A,
     5.500%  2/15/24                                           --        1,049,900               --               --      1,049,900
Strongville,
     6.000%  12/1/06                                           --          544,750               --               --        544,750
University of Cincinnati, General Receipts,
  Series A,
     5.500%   6/1/05                                    2,136,680               --               --               --      2,136,680
                                                     ------------------------------------------------------------------------------
                                                       16,298,995        6,502,427        1,875,120        6,936,710     31,613,252
                                                     ------------------------------------------------------------------------------

OKLAHOMA  - 0.4%
Enid, Municipal Authority Sales Tax &
  Utilities Revenue
     5.500%   2/1/06                                    2,519,599               --               --               --      2,519,599
                                                     ------------------------------------------------------------------------------

OREGON -  1.4%
Lebanon County School District No. 9,
     5.250%  6/15/17                                           --        1,134,123               --               --      1,134,123
Metro, General Obligation, Series A,
     5.000%   1/1/10                                    2,289,628               --               --               --      2,289,628
Portland Airport Way Urban Renewal &
  Redevelopment Tax Increment, Series A,
     6.000%  6/15/15                                           --               --          820,725               --        820,725
Portland Sewer System, Series A, Pre-refunded
   06/01/04,
     5.750%   6/1/04                                           --               --          537,565               --        537,565
State Department of Administrative Services,
  Series 1999 B,
     5.250%   4/1/15                                           --        1,021,400               --               --      1,021,400
State Department of Transportation,
  Highway User Tax Revenue,

                                                            GALAXY         STEIN ROE                      GALAXY
                                                          INTERMEDIATE    INTERMEDIATE     GALAXY II       TAX-EXEMPT
                                                           TAX-EXEMPT       MUNICIPAL       MUNICIPAL          BOND          PRO
                                                               FUND           FUND           FUND            FUND          FORMA
                                                          PAR OR SHARES   PAR OR SHARES   PAR OR SHARES   PAR OR SHARES  COMBINED
-----------------------------------------------------------------------------------------------------------------------------------

       5.750% 11/15/15                                   2,000,000               --             --               --       2,000,000
Washington County,
       5.250%   6/1/07                                          --               --        825,000               --         825,000


PENNSYLVANIA  - 2.1%
Delaware Valley Regional Finance Authority,
  Local Government Revenue, Series B,
       5.600%   7/1/17                                          --               --             --        2,000,000       2,000,000
Elizabeth Forward School District, Capital
  Appreciation, General Obligation, Series B:
       (a)      9/1/21                                          --               --             --        2,210,000       2,210,000
       (a)      9/1/22                                          --               --             --        2,210,000       2,210,000
Philadelphia School District, General
  Obligation, Series A,
       5.750%   2/1/13                                          --               --             --        1,000,000       1,000,000
Philadelphia Water & Wastewater
  Authority Revenue,
  Regular Fixed Airs Project, Unrefunded Balance,
       5.650%  6/15/12                                   3,000,000               --             --               --       3,000,000
State Housing Finance Authority, Single
  Family Mortgage, Series 50-A,
       6.000%  10/1/13                                   2,000,000               --             --               --       2,000,000
State Housing Finance Authority, Single
  Family Mortgage, Series 59-A, AMT,
       5.750%  10/1/23                                          --               --             --        1,500,000       1,500,000
State Turnpike Commission, Series 1998 A,
       5.250%  12/1/14                                          --          500,000             --               --         500,000
State Turnpike Commission, Series S,
       5.500%   6/1/15                                          --               --             --        1,000,000       1,000,000
Westmoreland County, Series 1997,
       (a)     12/1/18                                          --        1,000,000             --               --       1,000,000
Westmoreland County Municipal Authority,
  Municipal Services, Series 1993-C,
       (a)     8/15/17                                          --        1,250,000             --               --       1,250,000

PUERTO RICO - 0.5%
PR Electric Power Authority, Series BB,
       6.000%   7/1/12                                          --               --             --        3,000,000       3,000,000


RHODE ISLAND  - 2.2%
State & Providence Plantations, Consolidated
  Capital Development Loan, General
  Obligation, Series C,
       5.000%   9/1/10                                   4,560,000               --             --               --       4,560,000
State Health & Educational Building Corp.,
  Higher Education Facilities, Johnson & Wales
   University, Series A:
       5.750%   4/1/12                                          --               --             --        1,500,000       1,500,000
       6.375%   4/1/12                                          --               --             --        1,500,000       1,500,000
State Housing and Mortgage Finance Corp.,
  Homeownership Opportunity, Series 6-B:
       6.500%   4/1/03                                          --          100,000             --               --         100,000
       6.500%  10/1/03                                          --          200,000             --               --         200,000
State Housing and Mortgage Finance Corp.,
  Homeownership Opportunity, Series 13,
       6.700%  10/1/15                                          --               --             --          655,000         655,000
State Housing and Mortgage Finance Corp.,
  Homeownership Opportunity, Series 15-B,
       6.200%  10/1/06                                   1,110,000               --             --               --       1,110,000
State Housing and Mortgage Finance Corp.,
  Homeownership Opportunity, Series 19-A,
       5.700%   4/1/15                                   2,500,000               --             --               --       2,500,000
State Housing and Mortgage Finance Corp.,
  Homeownership Opportunity, Series 33-B, AMT,
       5.750%   4/1/22                                   1,550,000               --             --               --       1,550,000


SOUTH CAROLINA  - 2.3%
Columbia Waterworks Revenue Bonds,




                                                          Galaxy          Stein Roe                   Galaxy
                                                       Intermediate     Intermediate    Galaxy II   Tax-Exempt
                                                        Tax-Exempt        Municipal     Municipal        Bond
                                                          Fund             Fund           Fund          Fund           Pro Forma
                                                         Value             Value         Value          Value           Combined
-----------------------------------------------------------------------------------------------------------------------------------
     5.750% 11/15/15                                   2,140,200               --        --               --         2,140,200
Washington County,
     5.250%   6/1/07                                      --                   --       877,982                        877,982
                                                     --------------------------------------------------------------------------
                                                       4,429,828         2,155,523     2,236,272                     8,821,623
                                                     --------------------------------------------------------------------------
PENNSYLVANIA   -   2.1%
Delaware Valley Regional Finance Authority,
  Local Government Revenue, Series B,
     5.600%   7/1/17                                          --               --        --        2,130,540         2,130,540
Elizabeth Forward School District, Capital
  Appreciation, General Obligation, Series B:
     (a)      9/1/21                                          --               --        --          756,262           756,262
     (a)      9/1/22                                          --               --        --          713,255           713,255
Philadelphia School District, General
  Obligation, Series A,
     5.750%   2/1/13                                          --               --        --        1,078,340         1,078,340
Philadelphia Water & Wastewater Authority
  Revenue, Regular Fixed Airs Project,
  Unrefunded Balance,
     5.650%  6/15/12                                   3,120,330               --        --               --         3,120,330
State Housing Finance Authority, Single
  Family Mortgage, Series 50-A,
     6.000%  10/1/13                                   2,091,740               --        --               --         2,091,740
State Housing Finance Authority, Single
  Family Mortgage, Series 59-A, AMT,
     5.750%  10/1/23                                          --               --        --        1,520,415         1,520,415
State Turnpike Commission, Series 1998 A,
     5.250%  12/1/14                                          --          515,050        --               --           515,050
State Turnpike Commission, Series S,
     5.500%   6/1/15                                          --               --        --        1,050,910         1,050,910
Westmoreland County, Series 1997,
     (a)     12/1/18                                          --          395,970        --               --           395,970
Westmoreland County Municipal
  Authority, Municipal Services,
  Series 1993-C,
     (a)     8/15/17                                          --          546,238        --               --           546,238
                                                     --------------------------------------------------------------------------
                                                       5,212,070        1,457,258        --        7,249,722        13,919,050
                                                     --------------------------------------------------------------------------

PUERTO RICO   -  0.5%
PR Electric Power Authority, Series BB,
     6.000%   7/1/12                                          --               --        --        3,402,600         3,402,600
                                                     --------------------------------------------------------------------------

RHODE ISLAND  -  2.2%
State & Providence Plantations,
  Consolidated Capital
  Development Loan, General Obligation,
  Series C,
     5.000%   9/1/10                                   4,754,986               --        --               --         4,754,986
State Health & Educational Building Corp.,
  Higher Education
  Facilities, Johnson & Wales University,
  Series A:
     5.750%   4/1/12                                          --               --        --        1,581,015         1,581,015
     6.375%   4/1/12                                          --               --        --        1,594,275         1,594,275
State Housing and Mortgage Finance Corp.,
  Homeownership Opportunity, Series 6-B:
     6.500%   4/1/03                                          --          101,489        --               --           101,489
     6.500%  10/1/03                                          --          204,090        --               --           204,090
State Housing and Mortgage Finance Corp.,
  Homeownership Opportunity, Series 13,
     6.700%  10/1/15                                          --               --        --          685,346           685,346
State Housing and Mortgage Finance Corp.,
  Homeownership Opportunity, Series 15-B,
     6.200%  10/1/06                                   1,163,724               --        --               --         1,163,724
State Housing and Mortgage Finance Corp.,
 Homeownership Opportunity, Series 19-A,
     5.700%   4/1/15                                   2,568,350               --        --               --         2,568,350
State Housing and Mortgage Finance Corp.,
  Homeownership Opportunity, Series 33-B, AMT,
     5.750%   4/1/22                                   1,581,651               --        --               --         1,581,651
                                                     --------------------------------------------------------------------------

                                                      10,068,711          305,579        --        3,860,636        14,234,926
                                                     --------------------------------------------------------------------------


SOUTH CAROLINA   -  2.3%
Columbia Waterworks Revenue Bonds,

                                                                GALAXY         STEIN ROE                      GALAXY
                                                             INTERMEDIATE    INTERMEDIATE     GALAXY II       TAX-EXEMPT
                                                             TAX-EXEMPT       MUNICIPAL       MUNICIPAL          BOND          PRO
                                                                 FUND           FUND           FUND            FUND          FORMA
                                                            PAR OR SHARES   PAR OR SHARES   PAR OR SHARES   PAR OR SHARES  COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
       5.500%   2/1/09                                2,250,000               --               --               --        2,250,000
Greenville Waterworks Revenue Bonds,
       5.500%   2/1/22                                       --               --               --        1,500,000        1,500,000
Piedmont Municipal Power Agency,
     Series 1991 A:
       6.125%   1/1/07                                       --          335,000               --               --          335,000
       6.125%   1/1/07                                       --        2,015,000               --               --        2,015,000
State Economic Development Authority,
     Caterpillar, Inc.,
       Series 1998,
       5.050%   6/1/08                                       --          100,000               --               --          100,000
State Public Service Authority Revenue,
     Series B,
       5.875%   1/1/14                                1,150,000               --               --               --        1,150,000
State Transportation Infrastructure, Series A:
       5.100%  10/1/27                                       --               --               --        2,000,000        2,000,000
       5.250%  10/1/11                                2,880,000               --               --               --        2,880,000
Sumter County, Tuomey Regional Medical Center,
      Series 1991:
       6.625% 11/15/04                                       --        1,040,000               --               --        1,040,000
       6.625% 11/15/04                                       --          960,000               --               --          960,000

TENNESSEE  - 0.8%
Metropolitan Government of Nashville &
     Davidson Counties,
     General Obligation, Series 1993,
       6.500%   1/1/10                                       --        2,750,000               --               --        2,750,000
Metropolitan Government of Nashville &
     Davidson Counties,
     General Obligation,
       5.875%  5/15/26                                       --               --               --        2,000,000        2,000,000

TEXAS  -  7.7%
Amarillo Health and Hospital Revenue Bond,
       5.500%   1/1/14                                       --               --               --        1,000,000        1,000,000
Brazos River Authority, Texas Utilities
      Electric Co., Series 1995 B,
       5.050%   6/1/30                                       --          600,000               --               --          600,000
Brazos River Authority, Texas Utilities
     Electric Co.,  Series C,
       5.750%   5/1/36                                       --        1,000,000               --               --        1,000,000
Carrollton Farmers Branch Independent School
     District,  General Obligation,
       5.100%  2/15/04                                       --               --          500,000               --          500,000
Comal Independent School District,
       5.500%   2/1/14                                       --        1,000,000               --               --        1,000,000
Dallas-Fort Worth, General Obligation,
       5.625%  11/1/11                                2,000,000               --               --               --        2,000,000
Fort Worth Water & Sewer Revenue,
       5.250%  2/15/15                                       --               --        1,000,000               --        1,000,000
Goose Creek Independent School District,
     Series 2000,
       5.250%  8/15/18                                       --        3,000,000               --               --        3,000,000
Harris County Capital Appreciation, Toll Road
      Subordinated Loan, General Obligation,
       (a)      8/1/04                                5,000,000               --               --               --        5,000,000
Harris County Health Facilities Development
     Corp.,  Memorial Hospital System Project,
      Series A,
       6.000%   6/1/13                                       --               --               --        2,170,000        2,170,000
Health Facilities Development Corporation
     Hospital, All Saints Episcopal Hospitals,
      Series 1993-A,
       5.800%  8/15/04                                       --           80,000               --               --           80,000
Houston, Series 2000 B,
       5.250%  12/1/23                                       --        2,000,000               --               --        2,000,000
Houston, Series 2001 B,
       (a)      9/1/17                                       --        2,000,000               --               --        2,000,000
Houston, General Obligation, Series C,
       6.000%   4/1/04                                2,150,000               --               --               --        2,150,000
Houston Water & Sewer System, Series C,
       5.900%  12/1/05                                       --          800,000               --               --          800,000
Houston Water & Sewer System, Junior Lien,
     Series A,
       5.500%  12/1/17                                       --               --               --        4,720,000        4,720,000

                                                        Galaxy            Stein Roe                       Galaxy
                                                      Intermediate      Intermediate     Galaxy II       Tax-Exempt
                                                      Tax-Exempt         Municipal      Municipal          Bond
                                                         Fund              Fund           Fund             Fund         Pro Forma
                                                        Value              Value          Value            Value        Combined
-----------------------------------------------------------------------------------------------------------------------------------
     5.500%   2/1/09                                  2,411,708               --               --               --        2,411,708
Greenville Waterworks Revenue Bonds,
     5.500%   2/1/22                                         --               --               --        1,521,855        1,521,855
Piedmont Municipal Power Agency,
     Series 1991 A:
     6.125%   1/1/07                                         --        2,527,707               --               --          369,204
     Economic Development Authority,
     Caterpillar, Inc., Series 1998,
     5.050%   6/1/08                                         --          102,750               --               --          102,750
State Public Service Authority Revenue,
     Series B,
     5.875%   1/1/14                                  1,221,219               --               --               --        1,221,219
State Transportation Infrastructure,
     Series A:
     5.100%  10/1/27                                                          --               --        1,938,540        1,938,540
     5.250%  10/1/11                                  3,050,986               --               --               --        3,050,986
Sumter County, Tuomey Regional Medical
     Center, Series 1991:
     6.625% 11/15/04                                         --        1,135,763               --               --        1,135,763
     6.625% 11/15/04                                         --        1,057,910               --               --        1,057,910
                                                     ------------------------------------------------------------------------------
                                                      6,683,913        4,869,130               --        3,460,395       15,013,438
                                                     ------------------------------------------------------------------------------
TENNESSEE  - 0.8%
Metropolitan Government of
     Nashville & Davidson Counties,
     General Obligation, Series 1993,
     6.500%   1/1/10                                         --        3,137,915               --               --        3,137,915
Metropolitan Government of Nashville &
     Davidson Counties, General Obligation,
     5.875%  5/15/26                                         --               --               --        2,095,040        2,095,040
                                                     ------------------------------------------------------------------------------
                                                             --        3,137,915               --        2,095,040        5,232,955
                                                     ------------------------------------------------------------------------------

TEXAS   -  7.7%
Amarillo Health and Hospital Revenue Bond,
     5.500%   1/1/14                                         --               --               --        1,047,440        1,047,440
Brazos River Authority, Texas Utilities
     Electric Co., Series 1995 B,
     5.050%   6/1/30                                         --          608,844               --               --          608,844
Brazos River Authority, Texas Utilities
     Electric Co., Series C,
     5.750%   5/1/36                                         --          984,160               --               --          984,160
Carrollton Farmers Branch Independent
     School District, General Obligation,
     5.100%  2/15/04                                         --               --          511,900               --          511,900
Comal Independent School District,
     5.500%   2/1/14                                         --        1,046,500               --               --        1,046,500
Dallas-Fort Worth, General Obligation,
     5.625%  11/1/11                                  2,088,060               --               --               --        2,088,060
Fort Worth Water & Sewer Revenue,
     5.250%  2/15/15                                         --               --        1,013,500               --        1,013,500
Goose Creek Independent School District,
     Series 2000,
     5.250%  8/15/18                                         --        3,007,290               --               --        3,007,290
Harris County Capital Appreciation, Toll Road
     Subordinated Loan, General Obligation,
     (a)      8/1/04                                  4,607,500               --               --               --        4,607,500
Harris County Health Facilities
     Development Corp., Memorial Hospital
     System Project, Series A,
     6.000%   6/1/13                                         --               --               --        2,372,635        2,372,635
Health Facilities Development Corporation
     Hospital, All Saints Episcopal Hospitals,
      Series 1993-A,
     5.800%  8/15/04                                         --           84,603               --               --           84,603
Houston, Series 2000 B,
     5.250%  12/1/23                                         --        1,971,980               --               --        1,971,980
Houston, Series 2001 B,
     (a)      9/1/17                                         --          849,600               --               --          849,600
Houston, General Obligation, Series C,
     6.000%   4/1/04                                  2,290,158               --               --               --        2,290,158
Houston Water & Sewer System, Series C,
     5.900%  12/1/05                                         --          872,616               --               --          872,616
Houston Water & Sewer System, Junior Lien,
     Series A,
     5.500%  12/1/17                                         --               --               --        4,854,095        4,854,095

                                                          GALAXY           STEIN ROE                      GALAXY
                                                       INTERMEDIATE      INTERMEDIATE     GALAXY II       TAX-EXEMPT
                                                        TAX-EXEMPT         MUNICIPAL       MUNICIPAL        BOND           PRO
                                                           FUND             FUND           FUND             FUND          FORMA
                                                      PAR OR SHARES      PAR OR SHARES   PAR OR SHARES   PAR OR SHARES  COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
Houston Water & Sewer System, Junior Lien,
     Series C:
       (a)     12/1/04                                5,000,000               --               --               --        5,000,000
       (a)     12/1/11                                       --               --               --        4,000,000        4,000,000
Houston Water Conveyance System, Series J,
       6.125% 12/15/06                                       --        1,000,000               --               --        1,000,000
Katy Independent School District,
     Capital Appreciation,
       (a)     8/15/11                                       --               --               --        1,775,000        1,775,000
Lower Colorado River Authority, Series 1999 A,
       5.500%  5/15/21                                       --        1,500,000               --               --        1,500,000
Lower Colorado River Authority, Junior Lien,
     4th Supplement, Capital Appreciation,
       (a)      1/1/13                                       --               --               --        1,750,000        1,750,000
Lower Colorado River Authority, Junior Lien,
     5th Supplement,
       5.375%   1/1/16                                       --               --               --        2,100,000        2,100,000
Lower Neches Valley Authority, Industrial
     Development Corp., Mobil Oil
     Refining Project,
       5.800%   5/1/22                                       --               --               --        2,000,000        2,000,000
North Central Health Facilities
     Development Corp., Presbyterian
     Healthcare, Pre-refunded 06/01/05,                      --               --               --        1,000,000        1,000,000
San Antonio Independent School District,
     General Obligation, Series B,
       (a)     8/15/11                                       --               --               --        3,500,000        3,500,000
State, Series A,
       5.800%  10/1/04                                       --          500,000               --               --          500,000
State Higher Education Coordinating
     Board, Texas College, Series 1991,
       7.450%  10/1/06                                       --          325,000               --               --          325,000
State Public Finance Authority,
     Building Capital Appreciation,
       (a)      2/1/06                                       --               --        1,500,000               --        1,500,000
State Municipal Power Agency,
       (a)      9/1/15                                       --          250,000               --               --          250,000
Tarrant County Health Facilities
     Development Corporation Hospital,
     Fort Worth Osteopathic Hospital,
     Series 1993,
       5.800%  5/15/04                                       --           50,000               --               --           50,000

UTAH  -  0.2%
Intermountain Power Agency, Utah Power
     Supply Revenue, Capital Appreciation,
     Series A,
       (a)      7/1/08                                2,000,000               --               --               --        2,000,000

VERMONT   -  0.0%
State Educational & Health Buildings Finance
  Agency, Norwich University, Series 1998,
       5.750%   7/1/13                                       --          100,000               --               --          100,000

VIRGINIA  - 1.4%
Richmond, General Obligation,
       5.125%  1/15/07                                3,000,000               --               --               --        3,000,000
State Housing Development Authority,
     Multi-Family Housing, Series H,
       5.700%  11/1/07                                1,655,000               --               --               --        1,655,000
Virginia Commonwealth Transportation
     Board, Federal Highway Reimbursement,
     Anticipation Note,
       5.500%  10/1/03                                4,000,000               --               --               --        4,000,000

WASHINGTON  -  3.6%
Grant County Public Utilities District
     No. 002, Electric
  System, Series 1993 E,
       5.300%   1/1/03                                       --           50,000               --               --           50,000
Port of Seattle, Series A:
       5.500%   2/1/26                                       --               --               --        2,625,000        2,625,000
       6.000%  10/1/08                                       --          250,000               --               --          250,000
Port of Seattle, Series 2000 B,
       6.000%   2/1/13                                       --        1,000,000               --               --        1,000,000

                                                           Galaxy        Stein Roe                       Galaxy
                                                        Intermediate   Intermediate      Galaxy II       Tax-Exempt
                                                         Tax-Exempt      Municipal       Municipal         Bond
                                                           Fund           Fund            Fund            Fund         Pro Forma
                                                          Value          Value           Value            Value        Combined
-----------------------------------------------------------------------------------------------------------------------------------
Houston Water & Sewer System, Junior Lien,
     Series C:
     (a)     12/1/04                                  4,559,000               --               --                --      4,559,000
     (a)     12/1/11                                         --               --               --         2,447,440      2,447,440
Houston Water Conveyance System, Series J,
     6.125% 12/15/06                                         --        1,099,830               --                --      1,099,830
Katy Independent School District, Capital
     Appreciation,
     (a)     8/15/11                                         --               --               --         1,104,085      1,104,085
Lower Colorado River Authority, Series 1999 A,
     5.500%  5/15/21                                         --        1,524,630               --                --      1,524,630
Lower Colorado River Authority, Junior Lien,
     4th Supplement, Capital Appreciation,
     (a)      1/1/13                                         --               --               --         1,007,160      1,007,160
Lower Colorado River Authority, Junior Lien,
     5th Supplement,
     5.375%   1/1/16                                         --               --               --         2,211,048      2,211,048
Lower Neches Valley Authority, Industrial
     Development Corp., Mobil Oil
     Refining Project,
     5.800%   5/1/22                                         --               --               --         2,052,980      2,052,980
North Central Health Facilities
     Development Corp., Presbyterian
     Healthcare, Pre-refunded 06/01/05,
     5.900%   6/1/21                                         --               --               --         1,082,800      1,082,800
San Antonio Independent School District,
     General Obligation, Series B,
     (a)     8/15/11                                         --               --               --         2,166,885      2,166,885
State, Series A,
     5.800%  10/1/04                                         --          537,075               --                --        537,075
State Higher Education Coordinating
     Board, Texas College, Series 1991,
     7.450%  10/1/06                                         --          327,113               --                --        327,113
State Public Finance Authority,
     Building Capital Appreciation,
     (a)      2/1/06                                         --               --        1,273,890                --      1,273,890
State Municipal Power Agency,
     (a)      9/1/15                                         --          121,498               --                --        121,498
Tarrant County Health Facilities
     Development Corporation Hospital,
     Fort Worth Osteopathic Hospital,
     Series 1993,
     5.800%  5/15/04                                         --           52,813               --                --         52,813
                                                     -----------------------------------------------------------------------------
                                                     13,544,718       13,088,552        2,799,290        20,346,568     49,779,128
                                                     -----------------------------------------------------------------------------

UTAH   -  0.2%
Intermountain Power Agency, Utah Power
     Supply Revenue, Capital Appreciation,
     Series A,
     (a)      7/1/08                                  1,497,240               --               --                --      1,497,240
                                                     -----------------------------------------------------------------------------

VERMONT  - 0.0%
State Educational & Health Buildings Finance
  Agency, Norwich University, Series 1998,
     5.750%   7/1/13                                         --          101,004               --                --        101,004
                                                     -----------------------------------------------------------------------------

VIRGINIA   - 1.4%
Richmond, General Obligation,
     5.125%  1/15/07                                  3,163,560               --               --                --      3,163,560
State Housing Development Authority,
     Multi-Family Housing, Series H,
     5.700%  11/1/07                                  1,750,460               --               --                --      1,750,460
Virginia Commonwealth Transportation
     Board, Federal Highway Reimbursement,
     Anticipation Note,
     5.500%  10/1/03                                  4,212,920               --               --                --      4,212,920
                                                     -----------------------------------------------------------------------------
                                                      9,126,940               --               --                --      9,126,940
                                                     -----------------------------------------------------------------------------

WASHINGTON   - 3.6%
Grant County Public Utilities District
     No. 002, Electric System, Series 1993 E,
     5.300%   1/1/03                                         --           51,712               --                --         51,712
Port of Seattle, Series A:
     5.500%   2/1/26                                         --               --               --         2,646,289      2,646,289
     6.000%  10/1/08                                         --          274,148               --                --        274,148
Port of Seattle, Series 2000 B,
     6.000%   2/1/13                                         --        1,092,090               --                --      1,092,090

                                                            GALAXY          STEIN ROE                      GALAXY
                                                         INTERMEDIATE     INTERMEDIATE     GALAXY II       TAX-EXEMPT
                                                         TAX-EXEMPT        MUNICIPAL       MUNICIPAL         BOND          PRO
                                                             FUND            FUND           FUND            FUND          FORMA
                                                        PAR OR SHARES    PAR OR SHARES    PAR OR SHARES   PAR OR SHARES   COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
Port of Seattle, Northwest Airlines, Inc.,
     Series 2000,
       7.125%   4/1/20                                         --          500,000               --               --        500,000
Seattle, General Obligation, Series A,
       5.500%   3/1/11                                         --               --               --        1,370,000      1,370,000
Seattle Municipal Light & Power Revenue,
       5.875%  10/1/10                                  2,300,000               --               --               --      2,300,000
Seattle Water System Revenue,
       5.375%   8/1/09                                         --               --          250,000               --        250,000
State General Obligation, Series A,
       5.625%   7/1/13                                         --               --               --        1,000,000      1,000,000
State General Obligation, Series AT-5,
       (a)      8/1/07                                  2,390,000               --               --               --      2,390,000
State Public Power Supply System, Nuclear
     Project No. 1 Revenue, Automatically
     Convertible Securities & Inverse Floater,
       5.400%   7/1/12                                  7,800,000               --               --               --      7,800,000
State Public Power Supply System,
     Nuclear Project No. 2 Revenue, Series B,
       5.625%   7/1/12                                  3,000,000               --               --               --      3,000,000
Vancouver School District No. 37,
       (a)     12/1/16                                         --        1,000,000               --               --      1,000,000

WEST VIRGINIA  -  1.1%
State, College Revenue,
       5.750%   4/1/04                                  2,500,000               --               --               --      2,500,000
State Hospital Finance Authority,
     Series 2000 A,
       6.750%   9/1/22                                         --        1,375,000               --               --      1,375,000
State Housing Development Fund, Housing
     Finance,  Series A,
       5.550%  11/1/10                                         --               --          300,000               --        300,000
State School Building Authority, Capital
     Improvement,
       5.500%   7/1/11                                         --               --               --        2,000,000      2,000,000
West Virginia State University, Series 2000 A,
       (a)      4/1/15                                         --        1,500,000               --               --      1,500,000

WISCONSIN  -  1.8%
Kenosha Capital Appreciation Promissory Notes,
      Series C,
       (a)      6/1/04                                         --               --        1,225,000               --      1,225,000
Milwaukee County, General Obligation, Series A,
       5.000%  10/1/07                                         --               --        1,550,000               --      1,550,000
State General Obligation, Series B,
       5.000%   5/1/10                                  2,410,000               --               --               --      2,410,000
State General Obligation, Series C,
       5.550%   5/1/21                                         --               --               --        2,000,000      2,000,000
State General Obligation, Series D,
       5.500%   5/1/16                                         --               --               --        2,000,000      2,000,000
State Petroleum Inspection Fee Revenue, Series A,
       5.500%   7/1/03                                         --               --          500,000               --        500,000
State Transportation Revenue, Series B,
       5.250%   7/1/11                                  2,020,000               --               --               --      2,020,000


TOTAL MUNICIPAL BONDS



SHORT-TERM OBLIGATIONS  -  2.1%
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 0.3%
AZ Glendale Industrial Development Authority,
     Friendship Retirement Project,
     Series 1999, VRDN,
       2.400%  12/1/14                                         --          300,000               --               --        300,000
ID State Health Facilities Authority,
     St. Lukes Regional Medical Facility,
     Series 1995, VRDN,
       1.950%   8/1/31                                         --          400,000               --               --        400,000
NE State Educational Finance Authority, Creighton
     University, Series 2001, VRDN,
       1.950%   8/1/1931                                       --          900,000               --               --        900,000



                                                          Galaxy          Stein Roe                       Galaxy
                                                        Intermediate     Intermediate    Galaxy II      Tax-Exempt
                                                         Tax-Exempt        Municipal     Municipal        Bond
                                                           Fund             Fund           Fund           Fund          Pro Forma
                                                          Value            Value           Value          Value          Combined
-----------------------------------------------------------------------------------------------------------------------------------
Port of Seattle, Northwest Airlines, Inc.,
     Series 2000,
     7.125%   4/1/20                                         --          405,000              --                 --         405,000
Seattle, General Obligation, Series A,
     5.500%   3/1/11                                         --               --              --          1,465,448       1,465,448
Seattle Municipal Light & Power Revenue,
     5.875%  10/1/10                                  2,513,026               --              --                 --       2,513,026
Seattle Water System Revenue,
     5.375%   8/1/09                                         --               --         265,880                 --         265,880
State General Obligation, Series A,
     5.625%   7/1/13                                         --               --              --          1,063,430       1,063,430
State General Obligation, Series AT-5,
     (a)      8/1/07                                  1,884,324               --              --                 --       1,884,324
State Public Power Supply System, Nuclear
     Project No. 1 Revenue, Automatically
     Convertible Securities & Inverse
     Floater,
     5.400%   7/1/12                                  7,981,506               --              --                 --       7,981,506
State Public Power Supply System, Nuclear
     Project No. 2 Revenue, Series B,
     5.625%   7/1/12                                  3,205,260               --              --                 --       3,205,260
Vancouver School District No. 37,
     (a)     12/1/16                                         --          447,100              --                 --         447,100
                                                   --------------------------------------------------------------------------------
                                                     15,584,116        2,270,050         265,880          5,175,167      23,295,213
                                                   --------------------------------------------------------------------------------

WEST VIRGINIA  -  1.1%
State, College Revenue,
     5.750%   4/1/04                                  2,632,225               --              --                 --       2,632,225
State Hospital Finance Authority,
     Series 2000 A,
     6.750%   9/1/22                                         --        1,471,525              --                 --       1,471,525
State Housing Development Fund,
     Housing Finance,  Series A,
     5.550%  11/1/10                                         --               --         313,119                 --         313,119
State School Building Authority,
     Capital Improvement,
     5.500%   7/1/11                                         --               --              --          2,116,860       2,116,860
West Virginia State University, Series 2000 A,
     (a)      4/1/15                                         --          749,070              --                 --         749,070
                                                   --------------------------------------------------------------------------------
                                                      2,632,225        2,220,595         313,119          2,116,860       7,282,799
                                                   --------------------------------------------------------------------------------

WISCONSIN  - 1.8%
Kenosha Capital Appreciation Promissory
     Notes, Series C,
     (a)      6/1/04                                         --               --       1,135,636                 --       1,135,636
Milwaukee County, General Obligation, Series A,
     5.000%  10/1/07                                         --               --       1,624,663                 --       1,624,663
State General Obligation, Series B,
     5.000%   5/1/10                                  2,528,259               --              --                 --       2,528,259
State General Obligation, Series C,
     5.550%   5/1/21                                         --               --              --          2,049,360       2,049,360
State General Obligation, Series D,
     5.500%   5/1/16                                         --               --              --          2,043,740       2,043,740
State Petroleum Inspection Fee Revenue,
     Series A,
     5.500%   7/1/03                                         --               --         522,730                 --         522,730
State Transportation Revenue, Series B,
     5.250%   7/1/11                                  2,102,396               --              --                 --       2,102,396
                                                   --------------------------------------------------------------------------------
                                                      4,630,655               --       3,283,029          4,093,100      12,006,784
                                                   --------------------------------------------------------------------------------

Total Municipal Bonds                               250,742,552      148,143,820      36,709,991        196,547,985     632,144,348
                                                   --------------------------------------------------------------------------------

Short-Term Obligations - 2.1%
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -  0.3%
AZ Glendale Industrial Development Authority,
     Friendship Retirement Project,
     Series 1999, VRDN,
     2.400%  12/1/14                                         --          300,000              --                 --         300,000
ID State Health Facilities Authority,
     St. Lukes Regional Medical Facility,
     Series 1995, VRDN,
     1.950%   8/1/31                                         --          400,000              --                 --         400,000
NE State Educational Finance Authority, Creighton
     University, Series 2001, VRDN,
       1.950%   8/1/1931                                     --          900,000              --                 --         900,000




                                                    GALAXY         STEIN ROE                       GALAXY
                                                  INTERMEDIATE    INTERMEDIATE     GALAXY II       TAX-EXEMPT
                                                  TAX-EXEMPT       MUNICIPAL       MUNICIPAL          BOND             PRO
                                                     FUND           FUND           FUND              FUND             FORMA
                                                PAR OR SHARES     PAR OR SHARES   PAR OR SHARES    PAR OR SHARES     COMBINED
-----------------------------------------------------------------------------------------------------------------------------------

NY Long Island Power Authority,
     Series 2001 2B, VRDN,
       1.800%        5/1/33                           --            100,000                 --                --            100,000

INVESTMENT COMPANIES                                                                                           -               1.8%
Dreyfus Tax-Exempt Cash Management Fund           628,012                 --             28,043         3,547,046          4,203,101
Federated Tax-Free Obligations Fund             4,019,424                 --            750,601         2,994,321          7,764,346


TOTAL SHORT-TERM OBLIGATIONS

                                               245,332,436        147,845,000        35,888,644        205,646,367
TOTAL INVESTMENTS  -  99.3%


OTHER ASSETS & LIABILITIES, NET -  0.7%


NET ASSETS  - 100.0%


                                                       Galaxy          Stein Roe                         Galaxy
                                                   Intermediate     Intermediate      Galaxy II         Tax-Exempt
                                                    Tax-Exempt        Municipal       Municipal           Bond
                                                      Fund             Fund            Fund               Fund         Pro Forma
                                                      Value             Value           Value             Value         Combined
-----------------------------------------------------------------------------------------------------------------------------------
NY Long Island Power Authority,
     Series 2001 2B, VRDN,
     1.800%        5/1/33                              --             100,000             --                --             100,000
                                             --------------------------------------------------------------------------------------
                                                       --           1,700,000             --                --           1,700,000
                                             --------------------------------------------------------------------------------------

INVESTMENT COMPANIES  -  1.8%
Dreyfus Tax-Exempt Cash Management Fund            628,012               --             28,043           3,547,046       4,203,101
Federated Tax-Free Obligations Fund              4,019,424               --            750,601           2,994,321       7,764,346
                                             --------------------------------------------------------------------------------------
                                                 4,647,436               --            778,644           6,541,367      11,967,447
                                             --------------------------------------------------------------------------------------

TOTAL SHORT-TERM OBLIGATIONS                     4,647,436          1,700,000          778,644           6,541,367      13,667,447
                                             --------------------------------------------------------------------------------------

TOTAL INVESTMENTS -  99.3%                     255,389,988        149,843,820        37,488,635        203,089,352     645,811,795
                                             --------------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET -  0.7%          2,888,932          1,666,845           293,636            (6,204)       4,843,209
                                             --------------------------------------------------------------------------------------

NET ASSETS - 100.0%                           $258,278,920       $151,510,665       $37,782,271       $203,083,148     $650,655,004
                                             --------------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------
(a)  Zero coupon bond.

                 Acronym                 Name
                    ATM       Alternative Minimum Tax
                    TAN       Tax Anticipation Notes
                   VRDN       Variable Rate Demand Note


 Percentages are based on Net Assets of the Pro Forma Combined.


Stein Roe Intermediate Municipals Fund has the following long futures contracts open at December 31, 2001:

                 PAR VALUE                        UNREALIZED
                COVERED BY                      DEPRECIATION AT
     TYPE        CONTRACTS     EXPIRATION          12/31/01
----------------------------------------------------------------
 Treasury Bond   $ 6,400,000    March 2002        $ (107,624)

            PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                          December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                   GALAXY           STEIN ROE
                                INTERMEDIATE       INTERMEDIATE        GALAXY II         GALAXY
                                 TAX-EXEMPT         MUNICIPAL          MUNICIPAL        TAX-EXEMPT
                                 BOND FUND            FUND             BOND FUND        BOND FUND
                                 ---------            ----             ---------        ---------
ASSETS
Investments, at cost          $  248,443,073     $  142,113,532     $   36,735,469   $  198,332,082
                              --------------     --------------     --------------   --------------
Investments, at value         $  255,389,988     $  149,843,820     $   37,488,635   $  203,089,352
Cash                                      --             56,364             15,236               19
Receivable for:
   Investments sold                       --            275,000                 --        1,440,259
   Fund shares sold                       --            290,304                 --               --
   Interest                        3,899,908          2,395,547            416,439        2,995,307
   Futures variation margin               --             64,000                 --               --
Expense reimbursement due
   from Advisor                           --             28,998                 --               --
Deferred Trustees'
   compensation plan                      --              1,554                 --               --
Other assets                               6              7,128                 --               --
                              --------------     --------------     --------------   --------------
     Total Assets                259,289,902        152,962,715         37,920,310      207,524,937
                              --------------     --------------     --------------   --------------

LIABILITIES
Payable to custodian bank                 12                 --                 --               --
Payable for:
   Investments purchased                  --          1,047,610                 --        3,550,543
   Fund shares repurchased                --            143,492                 --               --
   Distributions                     856,483            144,970            117,917          746,414
   Management fee                    125,252             57,242              8,221           98,187
   Administration fee                 16,397             18,177             11,525           13,204
   Bookkeeping fee                        --              5,332                 --               --
   Transfer agent fee                  1,734             19,721                 --            2,048
Deferred Trustees' fee                    --              1,554                 --               --
Other liabilities                     11,104             13,952                376           31,393
                              --------------     --------------     --------------   --------------
     Total Liabilities             1,010,982          1,452,050            138,039        4,441,789
                              --------------     --------------     --------------   --------------
NET ASSETS                    $  258,278,920     $  151,510,665     $   37,782,271   $  203,083,148
                              ==============     ==============     ==============   ==============

Paid in capital               $  253,508,334     $  144,018,137     $   37,182,133   $  198,389,420
Undistributed investment
   income (accumulated net
   investment loss)                      918             61,494             12,769          (10,133)
Accumulated net realized
   loss on investments            (2,177,247)          (191,630)          (165,797)         (53,409)
Net unrealized
   appreciation/depreciation
   on investments and
   futures contracts               6,946,915          7,622,664            753,166        4,757,270
                              --------------     --------------     --------------   --------------
NET ASSETS                    $  258,278,920     $  151,510,665     $   37,782,271   $  203,083,148
                              ==============     ==============     ==============   ==============

Net assets - Retail A         $   12,811,099     $           --     $           --   $   19,574,924
                              ==============     ==============     ==============   ==============
Shares outstanding -
   Retail A                        1,247,896                 --                 --        1,804,003
                              ==============     ==============     ==============   ==============
Net asset value and
   redemption price per
   share - Retail A           $        10.27            $    --(a)  $           --   $        10.85
                              ==============     ==============     ==============   ==============
Maximum offering price per
   share - Retail A (Net
   asset value/0.9525)        $        10.78            $    --(b)  $           --   $        11.39
                              ==============     ==============     ==============   ==============

Net assets - Class T          $           --     $           --     $           --   $           --
                              ==============     ==============     ==============   ==============
Shares outstanding - Class T              --                 --                 --               --
                              ==============     ==============     ==============   ==============
Net asset value and
   redemption price per
   share - Class T            $           --            $    --(a)  $           --   $           --
                              ==============     ==============     ==============   ==============
Maximum offering price per
   share - Class T (Net
   asset value/0.9525)        $           --            $    --(b)  $           --   $           --
                              ==============     ==============     ==============   ==============

Net assets - Class A          $           --     $   13,711,085     $           --   $           --
                              ==============     ==============     ==============   ==============
Shares outstanding - Class A              --          1,226,371                 --               --
                              ==============     ==============     ==============   ==============
Net asset value and
   redemption price per
   share - Class A            $           --     $        11.18(a)  $           --   $           --
                              ==============     ==============     ==============   ==============
Maximum offering price per
   share - Class A (Net
   asset value/0.9525)        $           --     $        11.74(b)  $           --   $           --
                              ==============     ==============     ==============   ==============

Net assets - Retail B         $        5,590     $           --     $           --   $    3,164,246
                              ==============     ==============     ==============   ==============
Shares outstanding -
   Retail B                              545                 --                 --          291,637
                              ==============     ==============     ==============   ==============
Net asset value and offering
   price per share -
   Retail B                   $        10.26(a)         $    --(a)  $           --   $        10.85(a)
                              ==============     ==============     ==============   ==============

Net assets - Class G          $           --     $           --     $           --   $           --
                              ==============     ==============     ==============   ==============
Shares outstanding - Class G              --                 --                 --               --
                              ==============     ==============     ==============   ==============
Net asset value and offering
   price per share - Class G  $           --(a)  $           --(a)  $           --   $           --(a)
                              ==============     ==============     ==============   ==============

Net assets - Class B          $           --     $    5,456,843     $           --   $           --
                              ==============     ==============     ==============   ==============
Shares outstanding - Class B              --            488,082                 --               --
                              ==============     ==============     ==============   ==============
Net asset value and offering
   price per share - Class B  $           --(a)  $        11.18(a)  $           --   $           --(a)
                              ==============     ==============     ==============   ==============

Net assets - Class C          $           --     $      683,389     $           --   $           --
                              ==============     ==============     ==============   ==============
Shares outstanding - Class C              --             61,125                 --               --
                              ==============     ==============     ==============   ==============
Net asset value and offering
   price per share - Class C  $           --     $        11.18(a)  $           --   $           --
                              ==============     ==============     ==============   ==============

Net assets - Class S          $           --     $  131,659,348     $           --   $           --
                              ==============     ==============     ==============   ==============
Shares outstanding - Class S              --         11,776,143                 --               --
                              ==============     ==============     ==============   ==============
Net asset value, offering
   and redemption price per
   share - Class S            $           --     $        11.18     $           --   $           --
                              ==============     ==============     ==============   ==============

Net assets - Trust Shares     $  245,462,231     $           --     $   37,782,271   $  180,343,978
                              ==============     ==============     ==============   ==============
Shares outstanding - Trust
   Shares                         23,909,572                 --          3,572,575       16,620,814
                              ==============     ==============     ==============   ==============
Net asset value, offering
   and redemption price per
   share - Trust Shares       $        10.27     $           --     $        10.58   $        10.85
                              ==============     ==============     ==============   ==============

                              ==============     ==============     ==============   ==============
Net assets - Class Z          $           --     $           --     $           --   $           --
                              ==============     ==============     ==============   ==============
Shares outstanding - Class Z              --                 --                 --               --
                              ==============     ==============     ==============   ==============
Net asset value, offering
   and redemption price per
   share - Class Z            $           --     $           --     $           --   $           --
                              ==============     ==============     ==============   ==============

            PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                          December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------


                                   PRO FORMA                PRO FORMA
                                   ADJUSTMENTS              COMBINED
                                   -----------              --------
ASSETS
Investments, at cost                                     $ 625,624,156
                                                         -------------
Investments, at value                                    $ 645,811,795
Cash                                                            71,619
Receivable for:
   Investments sold                                          1,715,259
   Fund shares sold                                            290,304
   Interest                                                  9,707,201
   Futures variation margin                                     64,000
Expense reimbursement due
   from Advisor                                                 28,998
Deferred Trustees'
   compensation plan                                             1,554
Other assets                                                     7,134
                                                         -------------
     Total Assets                                          657,697,864
                                                         -------------

LIABILITIES
Payable to custodian bank                                           12
Payable for:
   Investments purchased                                     4,598,153
   Fund shares repurchased                                     143,492
   Distributions                                             1,865,784
   Management fee                                              288,902
   Administration fee                                           59,303
   Bookkeeping fee                                               5,332
   Transfer agent fee                                           23,503
Deferred Trustees' fee                                           1,554
Other liabilities                      12,463{a}                69,288
                                                         -------------
     Total Liabilities                                       7,055,323
                                                         -------------
NET ASSETS                                               $ 650,642,541
                                                         =============

Paid in capital                                          $ 633,098,024
Undistributed investment
   income (accumulated net
   investment loss)                   (12,463){a}               52,585
Accumulated net realized
   loss on investments                                      (2,588,083)
Net unrealized
   appreciation/depreciation
   on investments and
   futures contracts                                        20,080,015
                                                         -------------
NET ASSETS                                               $ 650,642,541
                                                         =============

Net assets - Retail A             (32,386,023)           $          --
                                                         =============
Shares outstanding -
   Retail A                        (3,051,899)                      --
                                                         =============
Net asset value and
   redemption price per
   share - Retail A                                      $          --
                                                         =============
Maximum offering price per
   share - Retail A (Net
   asset value/0.9525)                                   $          --
                                                         =============

Net assets - Class T               32,386,023{b}         $  32,386,023
                                                         =============
Shares outstanding - Class T        3,153,926{b}             3,153,926
                                                         =============
Net asset value and
   redemption price per
   share - Class T                                       $       10.27
                                                         =============
Maximum offering price per
   share - Class T (Net
   asset value/0.9525)                                   $       10.78
                                                         =============

Net assets - Class A                   (1,128){a}{b}     $  13,709,957
                                                         =============
Shares outstanding - Class A          108,581{a}{b}          1,334,952
                                                         =============
Net asset value and
   redemption price per
   share - Class A                                       $       10.27
                                                         =============
Maximum offering price per
   share - Class A (Net
   asset value/0.9525)                                   $       10.78
                                                         =============

Net assets - Retail B              (3,169,836)           $          --
                                                         =============
Shares outstanding -
   Retail B                          (292,182)                      --
                                                         =============
Net asset value and offering
   price per share -
   Retail B                                              $          --
                                                         =============

Net assets - Class G                3,169,836{b}         $   3,169,836
                                                         =============
Shares outstanding - Class G          308,651{b}               308,651
                                                         =============
Net asset value and offering
   price per share - Class G                             $       10.27
                                                         =============

Net assets - Class B                    (449){a}{b}      $   5,456,394
                                                         =============
Shares outstanding - Class B           43,212{a}{b}            531,294
                                                         =============
Net asset value and offering
   price per share - Class B                             $       10.27
                                                         =============

Net assets - Class C                      (56){a}{b}     $     683,333
                                                         =============
Shares outstanding - Class C            5,412{a}{b}             66,537
                                                         =============
Net asset value and offering
   price per share - Class C                             $       10.27
                                                         =============

Net assets - Class S             (131,659,348){b}        $          --
                                                         =============
Shares outstanding - Class S      (11,776,143){b}                   --
                                                         =============
Net asset value, offering
   and redemption price per
   share - Class S                                       $          --
                                                         =============

Net assets - Trust Shares        (463,588,480){b}        $          --
                                                         =============
Shares outstanding - Trust
   Shares                         (44,102,961){b}                   --
                                                         =============
Net asset value, offering
   and redemption price per
   share - Trust Shares                                  $          --
                                                         =============

                                                         =============
Net assets - Class Z              595,236,998{a}{b}      $ 595,236,998
                                                          ============
Shares outstanding - Class Z       57,967,485{a}{b}         57,967,485
                                                         =============
Net asset value, offering
   and redemption price per
   share - Class Z                                       $       10.27
                                                         =============


----------
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)   On sales of $50,000 or more the offering price is reduced.

{a} Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $0, $12,463, $0 and $0. to be borne by Galaxy Intermediate Tax Exempt Bond Fund, Stein Roe Intermediate Municipal Fund, Galaxy II Municipal Bond Fund and Galaxy Tax Exempt Bond Fund, respectively.

{b} New class shares of the surviving fund transferred at NAV of surviving fund.

                  PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                For the Year Ended December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                               Galaxy            Stein Roe
                                                             Intermediate      Intermediate        Galaxy II          Galaxy
                                                              Tax-Exempt        Municipal          Municipal        Tax-Exempt
                                                              Bond Fund            Fund              Fund            Bond Fund
                                                              ---------            ----              ----            ---------
Investment Income
Dividends                                                   $    253,556       $        --       $    32,249       $    194,689
Interest                                                      12,389,989         8,303,807         1,540,213         10,090,753
                                                            ------------       -----------       -----------       ------------
   Total Investment Income                                    12,643,545         8,303,807         1,572,462         10,285,442

EXPENSES
Investment advisory fee                                        2,015,701           684,871            87,167          1,540,400
Administration fee                                               176,275           218,682           122,034            134,310
Distribution and service fees                                     15,441            65,454                --             54,593
Fund accounting fee                                               71,795            45,953                --             72,038
Transfer agent fee                                                12,934           222,615                --             21,341
Directors'/Trustees' fee                                           3,837            10,729               460              2,971
Custody fee                                                       14,070             6,628                --             13,472
Other expenses                                                    99,140           158,468               781            107,658
                                                            ------------       -----------       -----------       ------------
   Total Expenses                                              2,409,193         1,413,400           210,442          1,946,783
Fees and expenses waived or borne by Advisor
  and Administrator                                             (425,260)         (208,261)           (1,841)          (415,771)
Custody credits earned                                                --            (2,865)               --                 --
                                                            ------------       -----------       -----------       ------------
   Net Expenses                                                1,983,933         1,202,274           208,601          1,531,012
                                                            ------------       -----------       -----------       ------------
   Net Investment Income                                      10,659,612         7,101,533         1,363,861          8,754,430
                                                            ------------       -----------       -----------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain on investments and futures contracts         5,718,320         1,615,128           702,729          2,190,205
Net change in unrealized appreciation/depreciation
   on investments and futures contracts                       (3,764,678)       (1,162,440)         (382,228)        (3,279,695)
                                                            ------------       -----------       -----------       ------------
   Net Gain (Loss)                                             1,953,642           452,688           320,501         (1,089,490)
                                                            ------------       -----------       -----------       ------------
Increase in Net Assets from Operations                      $ 12,613,254       $ 7,554,221       $ 1,684,362       $  7,664,940
                                                            ============       ===========       ===========       ============

                                                               Pro Forma      Pro Forma
                                                              Adjustments     Combined
                                                              -----------     --------
Investment Income
Dividends                                                                   $    480,494
Interest                                                                      32,324,762
                                                                            ------------
   Total Investment Income                                                    32,805,256

EXPENSES
Investment advisory fee                                        654,950{a}      4,983,089
Administration fee                                            (219,433){a}       431,868
Distribution and service fees                                   25,379{a}        160,867
Fund accounting fee                                            (63,466){b}       126,320
Transfer agent fee                                            (140,096){c}       116,794
Directors'/Trustees' fee                                         1,816{d}         19,813
Custody fee                                                     (3,583){a}        30,587
Other expenses                                                (166,000){e}       200,047
                                                                            ------------
   Total Expenses                                                              6,069,385
Fees and expenses waived or borne by Advisor
  and Administrator                                           (366,656){a}    (1,417,789)
Custody credits earned                                                            (2,865)
                                                                            ------------
   Net Expenses                                                                4,648,731
                                                                            ------------
   Net Investment Income                                                      28,156,525
                                                                            ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain on investments and futures contracts                        10,226,382
Net change in unrealized appreciation/depreciation
   on investments and futures contracts                                       (8,589,041)
                                                                            ------------
   Net Gain                                                                    1,637,341
                                                                            ------------
Increase in Net Assets from Operations                                      $ 29,793,866
                                                                            ============

----------
{a}   Based upon the contract in effect for the surviving fund.

{b}   Based on the new SSB fee structure.

{c}   Based on the Liberty fee structure.

{d}   Based on the new Liberty fee structure assuming all mergers occur.

{e}   Due to economies of scale achieved by merging the funds.

                                   APPENDIX A


                        ADDITIONAL INFORMATION ABOUT THE
              LIBERTY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
             LIBERTY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                                      AND
                   LIBERTY INTERMEDIATE TAX EXEMPT BOND FUND
                        SERIES OF LIBERTY FUNDS TRUST V
                                AUGUST 26, 2002


This Appendix A contains information which may be useful to investors in the Liberty Connecticut Intermediate Municipal Bond Fund, Liberty Massachusetts Intermediate Municipal Bond Fund and Liberty Intermediate Tax Exempt Bond Fund (each a Fund and collectively, the Funds). This Appendix A is not a prospectus. This Appendix should be read together with the relevant Fund's Prospectus/Proxy Statement. Investors may obtain a free copy of the Prospectus/Proxy Statement from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, Massachusetts 02111-2621.

Part 1 of this Appendix A contains specific information about the Funds. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques of the Funds.

TABLE OF CONTENTS


     PART 1                                                               PAGE
     Definitions.......................................................    A-2
     Organization and History..........................................    A-2
     Investment Goal and Policies......................................    A-2
     Fundamental and Non-Fundamental Investment Policies...............    A-3
     State Fiscal Conditions...........................................    A-7
     Connecticut Tax Considerations....................................    A-10
     Massachusetts Tax Considerations..................................    A-10
     Portfolio Turnover................................................    A-11
     Fund Charges and Expenses.........................................    A-11
     Custodian of the Funds............................................    A-15
     Independent Accountants...........................................    A-15

     PART 2
     Miscellaneous Investment Practices................................    A-16
     Taxes.............................................................
     Management of the Funds...........................................    A-39
     Determination of Net Asset Value..................................    A-47
     How to Buy Shares.................................................    A-48
     Special Purchase Programs/Investor Services.......................    A-48
     Programs for Reducing or Eliminating Sales Charges................    A-50
     How to Sell Shares................................................    A-52
     Distributions.....................................................    A-56
     How to Exchange Shares............................................    A-56
     Suspension of Redemptions.........................................    A-56
     Shareholder Liability.............................................    A-56
     Shareholder Meetings..............................................    A-57
     Performance Measures..............................................    A-57
     Appendix I........................................................    A-58
     Appendix II.......................................................    A-62

                                   APPENDIX A

                                     PART 1
                          ADDITIONAL INFORMATION ABOUT
              LIBERTY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
             LIBERTY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                    LIBERTY INTERMEDIATE TAX EXEMPT BOND FUND

DEFINITIONS

      "Connecticut Fund" or "Fund"                Liberty Connecticut Intermediate Municipal Bond Fund
      "Massachusetts Fund" or "Fund"              Liberty Massachusetts Intermediate Municipal Bond Fund
      "Intermediate Tax Exempt Fund" or "Fund"    Liberty Intermediate Tax Exempt Bond Fund
      "Predecessor Fund" or "Predecessor Funds"   Galaxy Connecticut Municipal Bond Fund, Galaxy Connecticut
                                                  Intermediate Municipal Bond Fund, Galaxy Massachusetts
                                                  Municipal Bond Fund, Galaxy Massachusetts Intermediate
                                                  Municipal Bond Fund, Stein Roe Intermediate Municipals Fund,
                                                  Galaxy II Municipal Bond Fund, Galaxy Tax-Exempt Bond Fund
                                                  and/or Galaxy Intermediate Tax-Exempt Bond Fund (as applicable)
      "Trust"                                     Liberty Funds Trust V
      "Advisor"                                   Fleet Investment Advisors Inc., the Funds' investment advisor
      "Administrator"                             Colonial Management Associates, Inc., the Funds' administrator
      "LFD"                                       Liberty Funds Distributor, Inc., the Funds' distributor
      "LFS"                                       Liberty Funds Services, Inc., the Funds' shareholder services and transfer agent

ORGANIZATION AND HISTORY


The Trust is a Massachusetts business trust organized in 1986. Each Fund is an open-end, management investment company that represents the entire interest in a separate series of the Trust. The Intermediate Tax Exempt Fund is a diversified series of the Trust, while each of the other Funds is a non-diversified series of the Trust. Each Fund is a newly organized "shell" portfolio of the Trust and has been specifically created for the purpose of acquiring one or more separate series of The Galaxy Fund, a Massachusetts business trust organized on March 31, 1986, Galaxy Fund II, a Massachusetts business trust organized on February 22, 1990 (The Galaxy Fund and Galaxy Fund II, collectively, the "Galaxy Funds"), and Liberty Stein Roe Funds Municipal Trust, a Massachusetts business trust organized on October 6, 1987. It is expected that, subject to shareholder approval, on October 18, 2002, (1) the Galaxy Connecticut Municipal Bond Fund and Galaxy Connecticut Intermediate Municipal Bond Fund will be reorganized into the Liberty Connecticut Intermediate Tax-Exempt Bond Fund; (2) the Galaxy Massachusetts Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund will be reorganized into the Liberty Massachusetts Tax-Exempt Bond Fund; and (3) the Galaxy Tax-Exempt Bond Fund, Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy II Municipal Bond Fund and Stein Roe Intermediate Municipals Fund will be reorganized into the Liberty Intermediate Tax Exempt Bond Fund. The Funds have not commenced operations as of the date of this Appendix A.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this Appendix A for more information.

Effective April 1, 1999, the Trust changed its name from Colonial Trust V to its current name.

INVESTMENT GOAL AND POLICIES

The Combined Prospectuses and Proxy Statements describe each Fund's investment goal, investment strategies and risks. Part 1 of this Appendix A includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Funds, subject to any restrictions described in Part 1 of this Appendix A:

      Short-Term Trading
      Lower-Rated Debt Securities
      Other Investment Companies
      Zero Coupon Securities (Zeros)
      Money Market Instruments
      Stripped Obligations
      Municipal Securities
      Private Activity Bonds
      Municipal Lease Obligations
      Securities Loans
      Forward Commitments ("When-Issued" Securities)
      Mortgage-Backed Securities
      Non-Agency Mortgage-Backed Securities
      Asset-Backed Securities
      Repurchase Agreements
      Reverse Repurchase Agreements
      Options on Securities (Limited to writing covered call options for hedging purposes only and purchasing put and call options)
      Futures Contracts and Related Options (Limited to interest rate futures, tax-exempt bond index futures, options on such futures and options on such indices)
      Foreign Currency Transactions
      Participation Interests
      Stand-by Commitments
      Variable and Floating Rate Obligations
      Convertible Securities
      Guaranteed Investment Contracts
      Loan Participations

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to each Fund's investment objective as stated in its Prospectus/Proxy Statement, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

CONNECTICUT FUND

As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Connecticut Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from regular federal income tax (including the federal alternative minimum tax) ("Municipal Securities"), primarily (at least 65% of net assets under normal market conditions) in Municipal Securities issued by or on behalf of the State of Connecticut, its political sub-divisions, or any public instrumentality, state or local authority, district or similar public entity created under the laws of Connecticut and certain other governmental issuers (which may include issuers located outside Connecticut such as Puerto
Rico), the interest on which is, in the opinion of qualified legal counsel, exempt from regular federal income tax (including the federal alternative minimum tax) and from Connecticut personal income tax by virtue of federal law ("Connecticut Municipal Securities"). The Fund may comply with these 80% and 65% policies by investing in a partnership, trust or other entity which invests in such Municipal Securities, in which case the Fund's investment in such entity shall be deemed to be an investment in the underlying Municipal Securities in the same proportion as such entity's investment in such Municipal Securities bears to its net assets. See "State Fiscal Conditions" below for a discussion of certain risks in investing in Connecticut Municipal Securities. Dividends derived from interest on Municipal Securities other than Connecticut Municipal Securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but subject to Connecticut personal income tax. See "Taxes" below.

MASSACHUSETTS FUND

As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Massachusetts Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities, primarily (at least 65% of net assets under normal market conditions) in Municipal Securities issued by or on behalf of the Commonwealth of Massachusetts, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers (which may include issuers located outside Massachusetts such as Puerto Rico), the interest on which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax (including the federal alternative minimum tax) and Massachusetts personal income tax ("Massachusetts Municipal Securities"). The Fund may comply with these 80% and 65% policies by investing in a partnership, trust, regulated investment company or other entity which invests in such Municipal Securities, in which case the Fund's investment in such entity shall be deemed to be an investment in the underlying Municipal Securities in the same proportion as such entity's investment in such Municipal Securities bears to its net assets. See "State Fiscal Conditions" below for a discussion of certain risks in investing in Massachusetts Municipal Securities. Dividends derived from interest on Municipal Securities other than Massachusetts Municipal Securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to Massachusetts personal income tax. See "Taxes" below.

INTERMEDIATE TAX EXEMPT FUND

As a matter of fundamental policy that cannot be changed without the requisite consent of the Intermediate Tax Exempt Fund's shareholders, the Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities, primarily bonds (at least 65% of net assets under normal market conditions). The Fund may comply with this 80% policy by investing in a partnership, trust, regulated investment company or other entity which invests in such Municipal Securities, in which case the Fund's investment in such entity shall be deemed to be an investment in the underlying Municipal Securities in the same proportion as such entity's investment in such Municipal Securities bears to its net assets.

ADDITIONAL FUNDAMENTAL INVESTMENT POLICIES

The Connecticut Fund, Massachusetts Fund and Intermediate Tax Exempt Fund may not:

      1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.

      2. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act. This limitation does not apply, however, to any Fund classified as a non-diversified series of an open-end investment company under the 1940 Act.

      3. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. Government, any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities or political subdivisions).

      4.    Make loans except to the extent permitted by the 1940 Act.

      5. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.

      6. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

      7. Purchase or sell commodities or commodity contracts except that a Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.


With respect to Investment Limitation No. 1 above, the 1940 Act permits a Fund to borrow from any bank, provided that immediately after any such borrowing, there is an asset coverage of at least 300% for all borrowings of the Fund. In addition, a Fund may engage in certain securities trading practices, such as reverse repurchase agreements, that are deemed to be borrowings under the 1940 Act, provided that the Fund maintains in a segregated custodial account liquid assets equal to the repurchase price (including accrued interest).

With respect to Investment Limitation No. 2 above, the 1940 Act prohibits a diversified Fund from purchasing the securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and (b) the Fund may invest in U.S. Government obligations without regard to these limitations.

With respect to Investment Limitation No. 4 above, the 1940 Act permits a Fund to lend its portfolio securities against collateral having a value equal at all times to at least 100% of the value of the securities loaned. However, no portfolio securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the Fund would exceed 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. In addition, a Fund may engage in certain securities trading practices, such as repurchase agreements, that are deemed to be loans under the 1940 Act.

With respect to Investment Limitation No. 11 below, the 1940 Act prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition, (a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

NON-FUNDAMENTAL INVESTMENT POLICIES

The following investment limitations with respect to the Connecticut Fund, Massachusetts Fund and Intermediate Tax Exempt Fund may be changed by the Trust's Board of Trustees without shareholder approval:

      8. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

      9. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof, except that a Fund may, to the extent consistent with its investment objective and policies, write covered call options and purchase and sell other options.

      10. A Fund may not purchase securities of companies for the purpose of exercising control.

      11. A Fund may not purchase the securities of other investment companies except as permitted by the 1940 Act.

The following investment limitations with respect to the Massachusetts Fund and Intermediate Tax Exempt Fund may be changed by the Trust's Board of Trustees without shareholder approval:

      12.   No Fund may invest in warrants.

      13. No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of that Fund's net assets.

      14. No Fund may purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, member or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, members and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

      15. No Fund may invest in interests in oil, gas or other mineral exploration or development programs. No Fund may invest in oil, gas or mineral leases.


Municipal Securities purchased by the Funds will consist primarily of issues which are rated at the time of purchase within the four highest rating categories assigned by S&P or Moody's or unrated instruments determined by Fleet to be of comparable quality. Municipal Securities rated within the four highest rating categories assigned by S&P ("AAA," "AA," "A" and "BBB") or Moody's ("Aaa," "Aa," "A" and "Baa") are considered to be investment grade. Municipal Securities rated in the lowest of the four highest rating categories assigned by S&P or Moody's are considered to have speculative characteristics, even though they are of investment grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade Municipal Securities. Such Municipal Securities will be purchased (and retained) only when the Advisor believes the issuers have an adequate capacity to pay interest and repay principal. If the ratings of a particular Municipal Security purchased by a Fund are subsequently downgraded below the four highest ratings categories assigned by S&P or Moody's, such factor will be considered by the Advisor in its evaluation of the overall merits of that Municipal Security, but such ratings will not necessarily result in an automatic sale of the Municipal Security unless the Municipal Security, together with any other securities held by the Fund that are rated below investment grade, exceed 5% of the Fund's net assets. Under normal market and economic conditions, at least 65% of each Fund's total assets will be invested in Municipal Securities rated in the three highest rating categories assigned by S&P or Moody's. See Appendix I to Part 2 of this Appendix A for a description of S&P's and Moody's rating categories.

Although no Fund presently intends to do so on a regular basis, each Fund may invest more than 25% of its assets in Municipal Securities the interest on which is paid solely from revenues on similar projects if such investment is deemed necessary or appropriate by the Advisor. To the extent that a Fund's assets are concentrated in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the particular risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

Among other instruments, the Funds may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, commercial paper, construction loan notes and other forms of short-term loans that, with respect to the Intermediate Tax Exempt Fund, Connecticut Fund and Massachusetts Fund, are rated in the two highest rating categories assigned by a rating agency with respect to such instruments or, if unrated, determined by the Advisor to be of comparable quality. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the limitations set forth in the Prospectuses/Proxy Statements.

Investments in private activity bonds will not be treated as investments in Municipal Securities for purposes of the 80% requirement mentioned above and, under normal conditions, will not exceed 20% of a Fund's total assets when added together with any taxable investments held by the Fund.

The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 15% of its net assets.

Each Fund currently expects that forward commitments and when-issued purchases will not exceed 25% of the value of a Fund's total assets absent unusual market conditions. In the event a Fund's forward commitments and when-issued purchases ever exceeded 25% of the value of its total assets, the Fund's liquidity and the ability of the Advisor to manage the Fund might be adversely affected. The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes, but only in furtherance of their investment objectives.

A Fund will not invest more than 10% of its total assets in asset-backed securities.

Each of the Intermediate Tax Exempt Fund, Connecticut Fund and Massachusetts Fund may also invest in mortgage-backed securities not issued by governmental issuers which are rated in one of the top three rating categories by S&P, Moody's or Fitch Ratings, or if unrated, determined by the Advisor to be of comparable quality.

Each Fund will only enter into repurchase agreements with financial institutions such as banks and broker/dealers which are deemed to be creditworthy by the Advisor. None of the Funds will enter into repurchase agreements with the Advisor or any of its affiliates. Investments by the Funds in repurchase agreements will be, under normal market conditions, subject to such Fund's 20% overall limit on taxable obligations.

Each of the Intermediate Tax Exempt Fund, Connecticut Fund and Massachusetts Fund may write covered call options provided that the aggregate value of such options does not exceed 10% of such Fund's net assets as of the time such Fund enters into such options. These Funds may write covered call options for hedging purposes only and will not engage in option writing strategies for speculative purposes.

Subject to applicable laws, each of the Intermediate Tax Exempt Fund, Connecticut Fund and Massachusetts Fund may enter into bond and interest rate futures contracts and, for hedging purposes only, purchase and write options on futures contracts. These Funds intend to use futures contracts only for bona fide hedging purposes.

Because the Intermediate Tax Exempt Fund, Connecticut Fund and Massachusetts Fund may buy and sell securities denominated in currencies other than the U.S. dollar, these Funds from time to time may enter into foreign currency exchange transactions to convert the U.S. dollar to foreign currencies, to convert foreign currencies to the U.S. dollar and to convert foreign currencies to other foreign currencies. These Funds also may engage in currency swaps.

The Connecticut Fund, Massachusetts Fund and Intermediate Tax Exempt Fund may invest in securities issued by other investment companies and foreign investment trusts. Each of these Funds may also invest up to 5% of its total assets in closed-end investment companies that primarily hold securities of non-U.S. issuers.

Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations as set forth in this Appendix A in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.

STATE FISCAL CONDITIONS

For those Funds other than the Intermediate Tax Exempt Fund, the value of each Fund's shares may be affected by factors pertaining to its state's economy (which may affect issuer tax revenues) and the ability of issuers to meet their obligations, and may fluctuate more widely than the value of shares of a portfolio investing in a number of different states. Payments of principal and interest on revenue bonds and industrial revenue bonds will depend on the economic condition of the specific revenue source, which could be affected by economic, political and demographic conditions in the relevant state.

CONNECTICUT. The following information is a brief summary of factors affecting the economies and financial strengths of the State of Connecticut, its municipalities and its political subdivisions and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon one or more publicly available offering statements relating to debt offerings of the State of Connecticut that were available prior to the date of this Appendix A. The accuracy and completeness of the information contained in such offering statements have not been independently verified.

The ability of the issuers of Connecticut Municipal Securities to pay the principal and interest on their obligations may be impacted by a variety of factors relating to the economy of Connecticut and to the fiscal stability of issuers of Connecticut Municipal Securities. The latter may include such matters as the ability of issuers to raise sufficient tax and other revenues to meet their needs, the availability of aid from other governmental bodies, and the burdens that may be imposed on issuers by law or necessity. To the extent that the Fund invests in obligations that are not general obligations of their issuers, payments of principal and interest will depend on all factors affecting the revenue sources from which payments thereon are to be derived. The value of the obligations held by the Fund would be adversely affected not only by any actual inability of their issuers to pay the principal and interest thereon, but also by a public perception that such ability is in doubt.

Connecticut (sometimes referred to as the State) is highly urbanized, with a 2000 population density of 703 persons per square mile, as compared to 80 for the United States as a whole and 222 for the New England region. More than 80% of the population resides within the State's four largest metropolitan areas of Hartford, Waterbury, Bridgeport and New Haven. Per capita personal income of the State's residents, historically among the highest in the nation, increased in every year from 1991 to 2000, rising from $26,775 to $40,870. However, pockets of significant unemployment and poverty exist in several of the State's most important cities and towns.

Manufacturing has historically been of prime economic importance to Connecticut but has declined during the last decade. The State's manufacturing sector is diversified, with the construction of transportation equipment (primarily aircraft engines, helicopters and submarines) being the dominant industry, followed by fabricated metals, non-electrical machinery, and electrical machinery. As a result of a rise in employment in service-related industries and the decline in manufacturing employment, manufacturing accounted for only 15.49% of total non-agricultural employment in Connecticut in 2000. Defense-related business has represented a relatively high proportion of the manufacturing sector, but reductions in defense spending have considerably reduced this sector's significance in Connecticut's economy. The average annual unemployment rate in Connecticut decreased from 6.8 % in 1991 to 2.3% in 2000.

At the end of the 1990-1991 fiscal year, the General Fund had an accumulated unappropriated deficit of $965,712,000. For the nine fiscal years ended June 30, 2000, the General Fund ran operating surpluses, based on the State's budgetary method of accounting, of approximately $110,200,000, $113,500,000, $19,700,000,
$80,500,000, $250,000,000, $262,600,000, $312,900,000, $71,800,000, and
$300,400,000, respectively. The General Fund budget for the 2000-2001 fiscal year anticipated revenues of $11,281,300,000, authorized expenditures of $11,280,800,000, and projected a surplus of $500,000. An unaudited annual report by the State Comptroller dated October 22, 2001, indicated an operating surplus of $30,700,000 for the 2000-2001 fiscal year.

The State's adopted budget for fiscal year 2001-2002 anticipated General Fund revenues of $11,894,100,000 and General Fund expenditures of $11,894,000,000, with an estimated surplus of $100,000. For fiscal year 2002-2003, the adopted budget anticipated General Fund revenues of $12,432,000,000 and General Fund expenditures of $12,431,400,000, with an estimated surplus of $600,000. The Comptroller estimated an operating deficit for the 2001-2002 fiscal year of $301,700,000 as of September 30, 2001. At a special session of the Connecticut General Assembly in November called by the Governor to respond to the State's projected deficit, legislation was enacted to reduce deficit projections below 1% of anticipated General Fund expenditures.

The State's primary method for financing capital projects is through the sale of general obligation bonds. These bonds are backed by the full faith and credit of the State. As of October 15, 2001, the State had authorized direct general obligation bond indebtedness totaling $15,879,212,000, of which $13,703,922,000 had been approved for issuance by the State Bond Commission and $11,696,976,000 had been issued. As of October 15, 2001, net State direct general obligation bond indebtedness outstanding was $7,629,194,000.

In addition, the State has limited or contingent liability on a significant amount of other bonds. Such bonds have been issued by the following quasi-public agencies: the Connecticut Housing Finance Authority, the Connecticut Development Authority, the Connecticut Higher Education Supplemental Loan Authority, the Connecticut Resources Recovery Authority and the Connecticut

Health and Educational Facilities Authority. Such bonds have also been issued by the City of Waterbury and the Southeastern Connecticut Water Authority. As of October 15, 2001, the amount of bonds outstanding on which the State has limited or contingent liability totaled $4,005,700,000.

The State is obligated to various cities and towns under grant programs to fund certain school construction costs. As of June 30, 2001, the State's outstanding obligation was $1,277,000,000, and the Commissioner of Education estimated that future grant obligations might total $2,269,000,000.

The State's general obligation bonds are rated AA by Standard & Poor's and AA by Fitch. On February 21, 2001, Moody's upgraded its ratings of the State's general obligation bonds from Aa3 to Aa2.

The State, its officers and its employees are defendants in numerous lawsuits. Although it is not possible to determine the outcome of these lawsuits, the Attorney General has opined that an adverse decision in any of the following cases might have a significant impact on the State's financial position: (i) an action on behalf of all persons with traumatic brain injury who have been placed in certain State hospitals, and other persons with acquired brain injury who are in the custody of the Department of Mental Health and Addiction Services, claiming that their constitutional rights are violated by placement in State hospitals alleged not to provide adequate treatment and training, and seeking placement in community residential settings with appropriate support services;
(ii) litigation involving claims by Indian tribes and alleged Indian tribes to portions of the State's land area; (iii) an action by certain students and municipalities claiming that the State's formula for financing public education violates the State's constitution and seeking a declaratory judgment and injunctive relief; (iv) an action seeking to represent a class of certain Medicaid recipients, claiming that the Commissioner of the Department of Social Services fails to provide them adequate access to dental services and to adequately compensate providers of such services, and seeking declaratory and injunctive relief plus attorneys' fees and costs; (v) actions by several hospitals claiming partial refunds of taxes imposed on hospital gross earnings to the extent such taxes related to tangible personal property transferred in the provision of services to patients; (vi) an action against the State and its Attorney General by importers and distributors of cigarettes previously sold by their manufacturers seeking damages and injunctive relief relating to business losses alleged to result from the 1998 Master Settlement Agreement entered into by most states in litigation against the major domestic tobacco companies and challenging certain related so-called Non Participating Manufacturer statutes;
(vii) an action seeking to represent a class of juveniles, claiming that the policy of strip searching all juveniles arriving at State detention centers is unconstitutional, and seeking damages, declaratory and injunctive relief, attorneys' fees, and costs; (viii) an action seeking to represent a class of adults, challenging the policy or practice of strip searching all adult inmates arriving at correctional centers, whether or not there is a reasonable suspicion of the presence of weapons or contraband, and seeking damages, declaratory and injunctive relief, attorneys' fees, and costs; and (ix) an action alleging that the Department of Mental Retardation violates federal laws by maintaining a waiting list for Medicaid services of Medicaid-eligible persons and by placing persons in quasi-institutional settings without allowing them to choose more integrated community settings, and seeking mandatory injunctive relief, attorneys' fees, and costs.

As a result of litigation on behalf of black and Hispanic school children in the City of Hartford seeking "integrated education" within the Greater Hartford metropolitan area, on July 9, 1996, the State Supreme Court directed the legislature to develop appropriate measures to remedy the racial and ethnic segregation in the Hartford public schools. In 1998, the Superior Court ordered the State to show cause as to whether there had been compliance with the Supreme Court's ruling, and on March 3, 1999, it concluded that the State had complied but that the plaintiffs had not allowed the State sufficient time to take additional remedial steps. On December 28, 2000, the plaintiffs filed a motion seeking to have the Superior Court again monitor the State's compliance with the 1996 Supreme Court decision. A hearing has been scheduled for 2002. The fiscal impact of this matter might be significant but is not determinable at this time.

General obligation bonds issued by municipalities are payable primarily from ad valorem taxes on property located in the municipality. A municipality's property tax base is subject to many factors outside the control of the municipality, including the decline in Connecticut's manufacturing industry. Certain Connecticut municipalities have experienced severe fiscal difficulties and have reported operating and accumulated deficits. The most notable of these is the City of Bridgeport, which filed a bankruptcy petition on June 7, 1991. The State opposed the petition. The United States Bankruptcy Court for the District of Connecticut held that Bridgeport had authority to file such a petition but that its petition should be dismissed on the grounds that Bridgeport was not insolvent when the petition was filed. State legislation enacted in 1993 prohibits municipal bankruptcy filings without the prior written consent of the Governor.

In addition to general obligation bonds backed by the full faith and credit of the municipality, certain municipal authorities finance projects by issuing bonds that are not considered to be debts of the municipality. Such bonds may be repaid only from revenues of the financed project, the revenues from which may be insufficient to service the related debt obligations.

MASSACHUSETTS. The ability of the Massachusetts Fund to achieve its investment objective depends on the ability of issuers of Massachusetts Municipal Securities to meet their continuing obligations to pay principal and interest. Since the Fund invests primarily in Massachusetts Municipal Securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of Massachusetts and other factors specifically affecting the ability of issuers of Massachusetts Municipal Securities to meet their obligations. As a result, the value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio investing in securities of issuers in a number of different states. The ability of Massachusetts and its political subdivisions to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amount of tax and other revenues available to governmental issuers of Massachusetts Municipal Securities may be affected from time to time by economic, political and demographic conditions within Massachusetts. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to an issuer of Massachusetts Municipal Securities may also affect that issuer's ability to meet its obligations. Payments of principal and interest on limited obligation bonds will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political and demographic conditions in Massachusetts or a particular locality. Any reduction in the actual or perceived ability of an issuer of Massachusetts Municipal Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could affect adversely the values of other Massachusetts Municipal Securities as well.

CONNECTICUT TAX CONSIDERATIONS

Dividends paid by the Connecticut Fund that qualify as exempt-interest dividends for federal income tax purposes are not subject to the Connecticut personal income tax imposed on resident and non-resident individuals, trusts and estates to the extent that they are derived from Connecticut Municipal Securities (as defined above). Other Fund dividends and distributions, whether received in cash or additional shares, are subject to this tax, except that, in the case of shareholders who hold their shares of the Fund as capital assets, distributions treated as capital gain dividends for federal income tax purposes are not subject to the tax to the extent that they are derived from obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or public instrumentalities, state or local authorities, districts or similar public entities created under Connecticut law. Dividends and distributions paid by the Fund that constitute items of tax preference for purposes of the federal alternative minimum tax, other than any derived from Connecticut Municipal Securities, could cause liability for the net Connecticut minimum tax applicable to investors subject to the Connecticut personal income tax who are required to pay the federal alternative minimum tax. Dividends paid by the Fund, including those that qualify as exempt-interest dividends for federal income tax purposes, are taxable for purposes of the Connecticut Corporation Business Tax; however, 70% (100% if the investor owns at least 20% of the total voting power and value of the Fund's shares) of amounts that are treated as dividends and not as exempt-interest dividends or capital gain dividends for federal income tax purposes are deductible for purposes of this tax, but no deduction is allowed for expenses related thereto. Shares of the Fund are not subject to property taxation by Connecticut or its political subdivisions.

MASSACHUSETTS TAX CONSIDERATIONS

Distributions by the Massachusetts Fund to its shareholders are exempt from Massachusetts personal income taxation to the extent they are derived from (and designated by the Fund as being derived from) (i) interest on Massachusetts Municipal Securities (as defined above), (ii) capital gains realized by the Fund from the sale of certain Massachusetts Municipal Securities, or (iii) interest on U.S. Government obligations exempt from state income taxation. Distributions from a Fund's other net investment income and short-term capital gains will be taxable as ordinary income. Distributions from a Fund's net long-term capital gains will be taxable as long-term capital gains regardless of how long the shareholder has owned Fund shares. The tax treatment of distributions is the same whether distributions are paid in cash or in additional shares of the Fund. In 1994, the Massachusetts personal income tax statute was modified to provide for graduated rates of tax (with some exceptions) on gains from the sale or exchange of capital assets held for more than one year based on the length of time the asset has been held since January 1, 1995. The Massachusetts Department of Revenue has issued regulations providing that the holding period of the mutual fund (rather than that of its shareholders) will be determinative for purposes of applying the revised statute to shareholders that receive capital gain distributions (other than exempt capital gain distributions, as discussed above), so long as the mutual fund separately designates the amount of such distributions attributable to each of six classes of gains from the sale or exchange of capital assets held for more than one year in a notice provided to shareholders and the Commissioner of Revenue on or before March 1 of the calendar year after the calendar year of such distributions. In the absence of such notice, the holding period of the assets giving rise to such gain is deemed to be more than one but not more than two years. Shareholders should consult their tax advisers with respect to the Massachusetts tax treatment of capital gain distributions from each Fund.

Distributions by the Massachusetts Fund to corporate shareholders, including exempt-interest dividends, may be subject to Massachusetts corporate excise tax. Fund shares are not, however, subject to property taxation by Massachusetts or its political subdivisions.

PORTFOLIO TURNOVER

Portfolio turnover of the Predecessor Funds is included in the Prospectuses/Proxy Statements under "Financial Highlights". Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Funds to realize capital gains which, if realized and distributed by the Funds, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds.

FUND CHARGES AND EXPENSES

Under the Funds' advisory agreement, the Funds pay the Advisor a fee, computed daily and paid monthly, based on the average daily net assets of the Funds at the annual rate of 0.75%. The Funds have been advised by the Advisor that, until further notice to the Board of Trustees, it intends to waive advisory fees payable by the Funds so that advisory fees payable by the Funds would be as follows: 0.55% of the first $500 million of average daily net assets, plus 0.50% of the next $500 million of average daily net assets, plus 0.45% of the next $500 million of average daily net assets, plus 0.40% of the next $500 million of average daily net assets, plus 0.35% of average daily net assets in excess of $2 billion.

The Administrator is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (outsourcing agreement), the Administrator has delegated those functions to State Street Bank and Trust Company (State Street). The Administrator pays fees to State Street under the outsourcing agreement.

Under its pricing and bookkeeping agreement with the Funds, the Administrator receives from the Funds a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-  an annual flat fee of $10,000, paid monthly; and

- in any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund for that month that is determined by the following formula:

            [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the outsourcing agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the outsourcing agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the outsourcing agreement )] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the outsourcing agreement with average monthly net assets of more than $50 million in that month)

The Fund reimburses the Administrator for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

Under the shareholders' servicing and transfer agency fee arrangement between LFS and the Funds, the Funds pay the following fees:

- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

- The Fund's allocated share of LFS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST and recovery of one-time expenses for the conversion to DST's account processing system at a rate of 1/24th of such one-time expenses per month.

TRUSTEES AND TRUSTEES' FEES

The Advisor or its affiliates pay the compensation of all the officers of the Liberty Funds (as defined below), including the Trustees who are affiliated with the Advisor. For the fiscal year ended October 31, 2001, the Trustees did not receive compensation from the Funds because the Funds had not yet commenced investment operations. For the calendar year ended December 31, 2001, the Trustees received the following compensation for serving as Trustees:

                                                    Total Compensation from the
                            Pension or Retirement    Funds and the Fund Complex
                             Benefits Accrued as    Paid to the Trustees for the
                                   Part of               Calendar Year Ended
Trustee                       Fund Expenses(a)         December 31, 2001(b)(c)
-------                       ----------------         -----------------------

John A. Bacon, Jr.                   N/A                    $    95,000
Robert J. Birnbaum                   N/A                         25,300
Tom Bleasdale                        N/A                        103,000(d)
William W. Boyd                      N/A                         50,000
Lora S. Collins                      N/A                         96,000
James E. Grinnell                    N/A                        100,300
Douglas A. Hacker                    N/A                        109,000
Janet Langford Kelly                 N/A                        107,000
Richard W. Lowry                     N/A                        135,300
Salvatore Macera                     N/A                        110,000
William E. Mayer                     N/A                        132,300
James L. Moody, Jr.                  N/A                         91,000
Charles R. Nelson                    N/A                        109,000
John J. Neuhauser                    N/A                        132,510
Joseph R. Palombo(e)                 N/A                            N/A
Thomas Stitzel                       N/A                        109,000
Thomas C. Theobald                   N/A                        112,000
Anne-Lee Verville                    N/A                        114,000(f)

(a) The Trust does not currently provide pension or retirement plan benefits to the Trustees.

(b) As of December 31, 2001, the Liberty family of funds (Liberty Funds) consisted of 53 open-end and 9 closed-end management investment company portfolios; the Stein Roe family of funds (Stein Roe Funds) consisted of 40 open-end management investment company portfolios and 1 limited liability company; and the All-Star family of funds (All-Star Funds) consisted of 2 closed-end management investment company portfolios (collectively, the "Liberty Fund Complex"). As of December 27, 2000, the boards of trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds have separate boards of directors.

(c) In connection with the combination of the Liberty and Stein Roe boards of trustees, Messrs. Bacon, Bleasdale, Boyd, Grinnell, Moody and Ms. Collins will receive $95,000, $103,000, $50,000, $75,000, $91,000, and $96,000,
      respectively, for retiring prior to their respective board's mandatory retirement age. This payment will continue for the lesser of two years or until the date the Trustee would otherwise have retired at age 72. The payments, which began in 2001, are paid quarterly. FleetBoston Financial Corporation (FleetBoston) and the Liberty Fund Complex will each bear one-half of the cost of the payments. The portion of the payments borne by FleetBoston was paid by Liberty Financial Companies, Inc. (LFC) prior to November 1, 2001, when the asset management business of LFC was acquired by Fleet National Bank, a subsidiary of FleetBoston. The Liberty Fund Complex portion of the payments will be allocated among the Liberty Fund Complex based on each fund's share of the Trustee fees for 2000.

(d) During the calendar year ended December 31, 2001, Mr. Bleasdale deferred his total compensation of $103,000 pursuant to the deferred compensation plan.

(e) Mr. Palombo does not receive compensation because he is an employee of the Advisor. Because Mr. Palombo is an "interested person" of Liberty Asset Management Company, he resigned his position as a director of the All-Star Funds on November 1, 2001, in connection with the acquisition of the asset management business of LFC by Fleet National Bank.

(f) During the fiscal year ended October 31, 2001, and the calendar year ended December 31, 2001, Ms. Verville deferred her total compensation of $114,000 pursuant to the deferred compensation plan.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Liberty Funds are responsible for the overall management and supervision of the Liberty Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Liberty Funds' activities, review contractual arrangements with service providers for the Liberty Funds and review the Liberty Funds' performance. The Trustees have created several committees to perform specific functions for the Liberty Funds.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Macera, Nelson and Neuhauser are members of the Audit Committee of the Board of Trustees of the Liberty Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Liberty Funds and certain service providers. In the fiscal year ended October 31, 2001, the Audit Committee convened six times.

GOVERNANCE COMMITTEE

Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald are members of the Governance Committee of the Board of Trustees of the Liberty Funds. The Governance Committee's functions include recommending to the Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the relevant Fund. In the fiscal year ended October 31, 2001, the Governance Committee convened one time.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Liberty Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended October 31, 2001, the Advisory Fees & Expenses Committee convened four times.

TRADING OVERSIGHT COMMITTEE

Ms. Kelly and Messrs. Lowry, Macera, Nelson and Stitzel are members of the Trading Oversight Committee of the Board of Trustees of the Liberty Funds. The Trading Oversight Committee's functions include reviewing and recommending to the Board the policies and practices to be followed by the Funds' investment advisers in executing portfolio trades on behalf of the Funds and regularly reviewing the allocation of the Funds' portfolio transactions among executing broker/dealers, the level of commission payments, soft dollar commitments, directed brokerage arrangements and other trading practices. In the fiscal year ended October 31, 2001, the Trading Oversight Committee convened two times.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2001, (i) in the Predecessor Funds and
(ii) in all Liberty Funds and All-Star Funds overseen by the Trustee.

                                Dollar Range of Equity      Aggregate Dollar Range of Equity
                               Securities Owned in the   Securities Owned in All Funds Overseen
Name of Trustee                   Predecessor Funds        by Trustee in Liberty Fund Complex
---------------                   -----------------        ----------------------------------

DISINTERESTED TRUSTEES

Douglas A. Hacker                        $0                           Over $100,000
Janet Langford Kelly                     $0                           Over $100,000
Richard W. Lowry (g)                     $0                           Over $100,000
Salvatore Macera                         $0                          $50,001-$100,000
Charles R. Nelson                        $0                           Over $100,000
John J. Neuhauser (g)                    $0                           Over $100,000
Thomas E. Stitzel                        $0                          $50,001-$100,000
Thomas C. Theobald                       $0                           Over $100,000
Anne-Lee Verville                        $0                           Over $100,000

INTERESTED TRUSTEES

William E. Mayer (h)                     $0                          $50,001-$100,000
Joseph R. Palombo                        $0                             $1-10,000

(g) Trustee also serves as a Trustee of Liberty All-Star Equity Fund and a Director of Liberty All-Star Growth Fund, Inc. (together, the "Liberty All-Star Funds").

OWNERSHIP OF THE FUNDS

As of record on August 2, 2002, the Trustees and officers of the Trusts as a group owned less than 1% of the outstanding shares of the classes of the Predecessor Funds.

As of record on August 2, 2002, shareholders of record who owned 5% or more of the shares of the classes of the Predecessor Funds are listed in the relevant Fund's Prospectus/Proxy Statement.



12B-1 PLAN, SHAREHOLDER SERVICING PLAN, CDSCS AND CONVERSION OF SHARES

All of the Funds offer Class A, Class B, Class C, Class G, Class T and Class Z shares. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Funds pay LFD monthly a service fee at an annual rate of 0.25% of each Fund's average daily net assets attributed to Class A, B and C shares. The Funds also pay LFD monthly a distribution fee at an annual rate of 0.75% of each Fund's average daily net assets attributed to Class B and Class C shares. Each Fund having Class G shares may pay LFD distribution and service fees up to a maximum of 1.15% of such Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). As of the date of this Appendix A, Liberty intends to limit a Fund's payments under the Plan for each of shareholder liaison services and administrative support services to 0.80% (on an annualized basis) of the average daily net asset value of Class G shares owned of record or beneficially by customers of institutions. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees.

The Plan authorizes any other payments by the Funds to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares. The Trustees believe the Plan could be a significant factor in the growth and retention of the Funds' assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class T shares of the Funds are subject to a shareholder servicing fee pursuant to a Shareholder Servicing Plan. Under the Shareholder Servicing Plan, a Fund may enter into agreements with institutions pursuant to which an institution agrees to provide certain administrative and support services to its customers who are the beneficial owners of Class T shares. Services provided by such institutions to their customers include aggregating and processing purchase and redemption requests and placing net purchase and redemption orders. In return for providing these services, the Fund agrees to pay each institution a fee at an annual rate of up to 0.50% of the average daily net assets attributable to Class T shares owned beneficially by the institution's customers. Current service arrangements are limited to payments of 0.15% for the Funds.

Under the Shareholder Servicing Plan, the Trustees must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the Shareholder Servicing Plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Servicing Plan or in any agreement related to it. Any material amendment to the Shareholder Servicing Plan must be approved in the same manner. The Shareholder Servicing Plan is terminable at any time with respect to any Fund by a vote of a majority of the Independent Trustees. While the Shareholder Servicing Plan is in effect, only the Independent Trustees may select and nominate any future Independent Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class G shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on when you purchased your shares that were exchanged for Class G shares. Class T shares are offered at net asset value plus varying sales charges which may include a CDSC. Class Z shares are offered at net asset value and are not subject to a CDSC.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

A certain number of years, depending on when you purchased your shares that were exchanged for Class G shares, after the end of the month in which you purchased your shares that were exchanged for Class G shares, such Class G shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class T shares having an equal value, which are not subject to the distribution fee.

CUSTODIAN OF THE FUNDS

State Street Bank & Trust Company, located at 225 Franklin Street, Boston, MA 02110, is the Funds' custodian. The custodian is responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, MA 02110-2624, are the Funds' independent accountants, providing audit and tax return review services and assistance and consultation in connection with the review of various SEC filings.

                                   APPENDIX A

                                     PART 2

The following information applies generally to most funds advised by the Advisor. In certain cases, the discussion applies to some, but not all of the funds and you should refer to your Fund's Prospectus/Proxy Statement and to Part 1 of this Appendix A to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES


PART 1 OF THIS APPENDIX A LISTS ON PAGE 3 WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN
PART 1 OF THIS APPENDIX A, IT IS NOT APPLICABLE TO YOUR FUND.


SHORT-TERM TRADING

In seeking the fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the fund may have owned the security. From time to time, the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the fund's portfolio.

SHORT SALES

A fund's short sales are subject to special risks. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the fund borrows the security from a third party. The fund is then obligated to return the security to the third party, so the fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the fund's achievement of its investment objective; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

OTHER INVESTMENT COMPANIES

The fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

ZERO COUPON SECURITIES (ZEROS)

The fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

The market prices of zero coupon securities are generally more volatile than the market prices of securities of similar maturity that pay interest periodically, and zero coupon securities are likely to react more to interest rate changes than non-zero coupon securities with similar maturity and credit quality.

STEP COUPON BONDS (STEPS)

The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

MONEY MARKET INSTRUMENTS

SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

CERTIFICATES OF DEPOSITS are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the funds.

Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part I of this Appendix A. For purposes of each fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component generally is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Liberty's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

Each fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate "issuer" as that term is used in this Appendix
A. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the funds and the liquidity and value of their respective portfolios. In such an event, each fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this Appendix A, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

Any cash collateral received by any of the Liberty Intermediate Tax-Exempt Bond Fund, Liberty Massachusetts Intermediate Bond Fund and Liberty Connecticut Intermediate Bond Fund would be invested in high quality, short-term money market instruments. Loans by such funds will generally be short-term, will be made only to borrowers deemed by the Advisor to be of good standing and only when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risks.

FORWARD COMMITMENTS ("WHEN-ISSUED" SECURITIES)

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. When-issued and forward commitment transactions permit a fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

In the event of a decline in the value of the securities that the custodian has set aside, the fund may be required to segregate additional assets in order to ensure that the value of the segregated assets remains equal to the amount of the fund's commitment. A fund's net assets may fluctuate to a greater degree if it sets aside portfolio securities to cover such purchase commitments than if it sets aside cash. Because a fund sets aside liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be adversely affected.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. During the roll period, the fund loses the right to receive principal and interest paid on the securities sold. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. If the broker-dealer to whom the fund sells the security becomes insolvent, the fund's right to purchase or repurchase the mortgage-related securities may be restricted. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the fund from the transaction. Successful use of mortgage dollar rolls may depend upon the Advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

REITS

The funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are generally issued by originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy, and the fund may incur a loss.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. Payment of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with entities issuing the securities. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

Asset-backed securities are subject to greater risk of default during periods of economic downturn. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a fund's experiencing difficulty in valuing or liquidating such securities. For these reasons, under certain circumstances, asset-backed securities may be considered illiquid securities.

REPURCHASE AGREEMENTS

A repurchase agreement is a contract under which the fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate. Income on repurchase agreements is taxable.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will segregate with its custodian liquid securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities sold by a fund may decline below the repurchase price.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment goal and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the writer effects a closing purchase transaction. A closing purchase transaction involves the purchase of a put or call option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option that it previously wrote. A closing purchase transaction cannot be effected with respect to an option once the fund writing the option has received an exercise notice for such option. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a fund to write another call option on the underlying security with either a different exercise price or different expiration date or both.

If a call option expires unexercised, a fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid, even though, in economic terms, such gain may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the fund will realize a gain or loss from the sale of the underlying security equal to the difference between (a) the fund's tax basis in the underlying security and (b) the proceeds of the sale of the security, plus the amount of the premium on the option, less the commission paid.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The fund may enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the Commodity Futures Trading Commission. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets. The price of the futures may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, a fund would likely be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the funds involved will experience either a loss or gain on the futures, which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the investment adviser. Conversely, a fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the investment adviser. It is also possible that, where a fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the fund may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities.

Where futures are purchased to hedge against a possible increase in the price of securities before a fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

The price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions that could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if a fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

FOREIGN CURRENCY TRANSACTIONS

The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. Typically, the other party to a currency exchange contract will be a commercial bank or other financial institution.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

A fund may maintain "short" positions in forward foreign currency exchange transactions, which would involve the fund's agreeing to exchange currency that it currently does not own for another currency -- for example, to exchange an amount of Japanese yen that it does not own for a certain amount of U.S. dollars -- at a future date and at a specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the fund has contracted to receive in the exchange. In order to ensure that the short position is not used to achieve leverage with respect to a fund's investments, the fund will segregate with its custodian cash or other liquid assets equal in value to the market value of the currency as to which the short position is being maintained. The value of the securities in the segregated account will be adjusted at least daily to reflect changes in the market value of the short position.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a fund would be less favorable than it would have been if this investment technique were not used.

EUROPEAN CURRENCY UNIFICATION. Many European countries have adopted a single European currency, the euro. On January 1, 1999, the euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

This change is likely to significantly impact the European capital markets in which certain of the funds may invest and may result in such funds facing additional risks in pursuing their investment objectives. These risks, which include, but are not limited to, uncertainty as to the proper tax treatment of the currency conversion, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the funds' net asset values per share.

SETTLEMENT PROCEDURES. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

For certain certificates of participation, a fund will have the right to demand payment, on not more than 30 days' notice, for all or any part of the fund's participation interest, plus accrued interest. As to these instruments, each fund intends to exercise its right to demand payment as needed to provide liquidity, to maintain or improve the quality of its investment portfolio or upon a default (if permitted under the terms of the instrument).

STAND-BY COMMITMENTS

When the fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. Stand-by commitments are exercisable by a fund at any time before the maturity of the underlying municipal obligation. A stand-by commitment is a security independent of the municipal obligation to which it relates. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the municipal obligations purchased by a fund. However, without a stand-by commitment, these securities could be more difficult to sell. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.

The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the fund in achieving its investment objective. Otherwise, the fund will hold or trade the convertible securities. In selecting convertible securities for a fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to Guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part I of this Appendix A, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No fund will invest more than 20% of its total assets in GICs.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing fund may be regarded as a creditor of the intermediary bank so that the fund may also be subject to the risk that the issuing bank may become insolvent.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the funds' respective limitations with respect to such securities, if any. If a fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. The fund (even if it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and fund distributions would generally be taxable as ordinary dividend income to the shareholders.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.

FUND DISTRIBUTIONS. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.

Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a fund's net asset value also reflects unrealized losses.

Dividends declared in October, November or December of any year which are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a fund on December 31 of such year if such dividends are actually paid during January of the following year.

It is the policy of each fund to pay dividends with respect to each taxable year equal to at least the sum of 90% of its net exempt-interest income and 90% of its investment company taxable income, if any. Dividends derived from exempt-interest income ("exempt-interest dividends") may be treated by a fund's shareholders as items of interest excludable from their gross income under
Section 103(a) of the Code unless, under the circumstances applicable to a particular shareholder, exclusion would be disallowed.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 20% tax rate for shareholders who are individuals) regardless of the length of time fund shares are held.

A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

"Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

SALES OF SHARES. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to a 30% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

EXCISE TAX. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities); and (c) distribute at least 90% of both its ordinary income (inclusive of net short-term capital gains) and its tax-exempt interest income earned each year.

HEDGING TRANSACTIONS. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.

COUNSEL TO THE FUNDS

Ropes & Gray, located at One International Place, Boston, MA 02110, and Bell, Boyd & Lloyd LLC, located at Three First National Plaza, 70 West Madison Street, Chicago, IL 60602, serve as counsel to each of the funds.

MANAGEMENT OF THE FUNDS

The Advisor is the investment advisor to each of the Funds. The Advisor is a subsidiary of Columbia Management Group Inc., One Financial Center, Boston, MA 02111, which in turn is a wholly owned subsidiary of Fleet National Bank, a national banking association, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Each of FleetBoston Financial Corporation, Fleet National Bank and Columbia Management Group, Inc. is located at 100 Federal Street, Boston, MA 02110.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty Funds.

                                                                                             Number of
                                         Year First                                        Portfolios in
                            Position     Elected or                                         Fund Complex
     Name, Address        with Liberty  Appointed to        Principal Occupation(s)           Overseen
        And Age              Funds         Office           During Past Five Years           By Trustee    Other Directorships Held
        -------              -----         ------           ----------------------           ----------    ------------------------

DISINTERESTED TRUSTEES

Douglas A. Hacker           Trustee          2000     President of UAL Loyalty Services         103                   None
(Age 46)                                              and Executive Vice President of
P.O. Box 66100                                        United Airlines (airline) since
Chicago, IL 60666                                     September, 2001 (formerly Executive
                                                      Vice President from July, 1999 to
                                                      September, 2001); Chief Financial
                                                      Officer of United Airlines since
                                                      July, 1999; Senior Vice President
                                                      and Chief Financial Officer of UAL,
                                                      Inc. prior thereto.

Janet Langford Kelly        Trustee          2000     Executive Vice President-Corporate        103                   None
(Age 44)                                              Development and Administration,
One Kellogg Square                                    General Counsel and Secretary,
Battle Creek, MI 49016                                Kellogg Company (food
                                                      manufacturer), since September,
                                                      1999; Senior Vice President,
                                                      Secretary and General Counsel, Sara
                                                      Lee Corporation (branded, packaged,
                                                      consumer-products manufacturer)
                                                      prior thereto.

Richard W. Lowry            Trustee          1995     Private Investor since August, 1987       105                   None
(Age 65)                                              (formerly Chairman and Chief
10701 Charleston Drive                                Executive Officer, U.S. Plywood
Vero Beach, FL 32963                                  Corporation (building products
                                                      manufacturer)).


Salvatore Macera            Trustee          1998     Private Investor since 1981               103                   None
(Age 70)                                              (formerly Executive Vice President
26 Little Neck Lane                                   and Director of Itek Corporation
New Seabury, MA  02649                                (electronics) from 1975 to 1981).


Charles R. Nelson           Trustee          2000     Van Voorhis Professor, Department         103                   None
(Age 59)                                              of Economics, University of
Department of Economics                               Washington since January, 1976;
University of Washington                              consultant on econometric and
Seattle, WA 98195                                     statistical matters.

John J. Neuhauser           Trustee          1985     Academic Vice President and Dean of       105        Saucony, Inc. (athletic
(Age 58)                                              Faculties since August, 1999,                       footwear); SkillSoft Corp.
84 College Road                                       Boston College (formerly Dean,
Chestnut Hill, MA                                     Boston College School of Management
02467-3838                                            from September, 1977 to September,
                                                      1999).

Thomas E. Stitzel           Trustee          1998     Business Consultant since 1999            103                   None
(Age 66)                                              (formerly Professor of Finance from
2208 Tawny Woods Place                                1975 to 1999 and Dean from 1977 to
Boise, ID  83706                                      1991, College of Business, Boise
                                                      State University); Chartered
                                                      Financial Analyst.

                                                                                             Number of
                                         Year First                                        Portfolios in
                            Position     Elected or                                         Fund Complex
     Name, Address        with Liberty  Appointed to        Principal Occupation(s)           Overseen
        And Age              Funds         Office           During Past Five Years           By Trustee    Other Directorships Held
        -------              -----         ------           ----------------------           ----------    ------------------------

DISINTERESTED TRUSTEES

Thomas C. Theobald          Trustee          2000     Managing Director, William Blair          103            Xerox Corporation
(Age 64)                                              Capital Partners (private equity                      (business products and
Suite 1300                                            investing) since September, 1994                        services), Anixter
222 West Adams Street                                 (formerly Chief Executive Officer                     International (network
Chicago, IL 60606                                     and Chairman of the Board of                            support equipment
                                                      Directors, Continental Bank                          distributor), Jones Lang
                                                      Corporation).                                         LaSalle (real estate
                                                                                                           management services) and
                                                                                                                MONY Group (life
                                                                                                                   insurance).

Anne-Lee Verville           Trustee          1998     Author and speaker on educational         103        Chairman of the Board of
(Age 56)                                              systems needs (formerly General                      Directors, Enesco Group,
359 Stickney Hill Road                                Manager, Global Education Industry                   Inc. (designer, importer
Hopkinton, NH  03229                                  from 1994 to 1997, and President,                       and distributor of
                                                      Applications Solutions Division                            giftware and
                                                      from 1991 to 1994, IBM Corporation                         collectibles).
                                                      (global education and global
                                                      applications)).

                                                                                             Number of
                                         Year First                                        Portfolios in
                            Position     Elected or                                         Fund Complex
     Name, Address        with Liberty  Appointed to        Principal Occupation(s)           Overseen
        And Age              Funds         Office           During Past Five Years           By Trustee    Other Directorships Held
        -------              -----         ------           ----------------------           ----------    ------------------------

Interested Trustees

William E. Mayer*           Trustee          1994     Managing Partner, Park Avenue             105         Lee Enterprises (print
(Age 61)                                              Equity Partners (private equity                       and on-line media), WR
399 Park Avenue                                       fund) since February, 1999                          Hambrecht + Co. (financial
Suite 3204                                            (formerly Founding Partner,                           service provider) First
New York, NY 10022                                    Development Capital LLC from                          Health (healthcare) and
                                                      November 1996 to February, 1999;                       Systech Retail Systems
                                                      Dean and Professor, College of                            (retail industry
                                                      Business and Management, University                     technology provider)
                                                      of Maryland from October, 1992 to
                                                      November, 1996).

Joseph R. Palombo*        Trustee and        2000     Chief Operating Officer of Columbia       103                   None
(Age 48)                  Chairman of                 Management Group, Inc. (Columbia
One Financial Center       the Board                  Management Group) since November,
Boston, MA 02111                                      2001; formerly Chief Operations
                                                      Officer of Mutual Funds, Liberty
                                                      Financial Companies, Inc. from
                                                      August, 2000 to November, 2001;
                                                      Executive Vice President of Stein
                                                      Roe & Farnham Incorporated (Stein
                                                      Roe) since April, 1999; Executive
                                                      Vice President and Director of
                                                      Colonial Management Associates,
                                                      Inc. since April, 1999; Executive
                                                      Vice President and Chief
                                                      Administrative Officer of Liberty
                                                      Funds Group, LLC ("LFG") since
                                                      April, 1999; Director of Stein Roe
                                                      since September, 2000; Trustee and
                                                      Chairman of the Board of the Stein
                                                      Roe Mutual Funds since October,
                                                      2000; Manager of Stein Roe Floating
                                                      Rate Limited Liability Company
                                                      since October, 2000 (formerly Vice
                                                      President of the Liberty Funds from
                                                      April, 1999 to August, 2000; Chief
                                                      Operating Officer and Chief
                                                      Compliance Officer, Putnam Mutual
                                                      Funds from December, 1993 to March,
                                                      1999).

* Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.


                                                  Year First
                                    Position      Elected or
          Name, Address           with Liberty   Appointed to        Principal Occupation(s)
             And Age                 Funds          Office           During Past Five Years
             -------                 -----          ------           ----------------------

Officers

Keith T. Banks (Age 46)            President         2001       President of the Liberty Funds since November,
Columbia Management Group, Inc.                                 2001; Chief Investment Officer and Chief
590 Madison Avenue, 36th Floor                                  Executive Officer of Columbia Management Group
Mail Stop NY EH 30636A                                          since August, 2000 (formerly Managing Director
New York, NY  10022                                             and Head of U.S. Equity, J.P. Morgan Investment
                                                                Management from November, 1996 to August, 2000).

Vicki L. Benjamin (Age 40)            Chief          2001       Controller of the Liberty Funds and Liberty
One Financial Center               Accounting                   All-Star Funds since May, 2002; Chief Accounting
Boston, MA 02111                   Officer and                  Officer of the Liberty Funds and Liberty
                                   Controller                   All-Star Funds since June, 2001; Vice President
                                                                of LFG since April, 2001 (formerly Vice
                                                                President, Corporate Audit, State Street Bank
                                                                and Trust Company from May, 1998 to April, 2001;
                                                                Audit Manager from July, 1994 to June, 1997;
                                                                Senior Audit Manager from July, 1997 to May,
                                                                1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 37)      Treasurer         2000       Treasurer of the Liberty Funds and of the
One Financial Center                                            Liberty All-Star Funds since December, 2000
Boston, MA 02111                                                (formerly Controller of the Liberty Funds and of
                                                                the Liberty All-Star Funds from February, 1998 to
                                                                October, 2000); Treasurer of the Stein Roe Funds
                                                                since February, 2001 (formerly Controller from
                                                                May, 2000 to February, 2001); Senior Vice
                                                                President of LFG since January, 2001 (formerly
                                                                Vice President from April, 2000 to January, 2001;
                                                                Vice President of Colonial Management Associates,
                                                                Inc. from February, 1998 to October, 2000; Senior
                                                                Tax Manager, Coopers & Lybrand, LLP from April,
                                                                1996 to January, 1998).


                                                  Year First
                                    Position      Elected or
          Name, Address           with Liberty   Appointed to        Principal Occupation(s)
             And Age                 Funds          Office           During Past Five Years
             -------                 -----          ------           ----------------------

Officers

Jean S. Loewenberg (Age 56)        Secretary         2002       Secretary of the Liberty Funds and of the
One Financial Center                                            Liberty All-Star Funds since February, 2002;
Boston, MA 02111                                                Senior Vice President and Group Senior Counsel,
                                                                FleetBoston Financial Corporation since
                                                                November, 1996.

TRUSTEE POSITIONS

As of December 31, 2001, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of FleetBoston Financial, the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the Liberty Funds or any person controlling, controlled by or under common control with any such entity.

Approving the Investment Advisory Contract

In determining to approve the Funds' management agreements, the Trustees met with the relevant investment advisory personnel from the Advisor and considered information provided by the Advisor relating to the education, experience and number of investment professionals and other personnel who will be providing services under those agreements. See "Trustees and Officers" in this Appendix A. The Trustees also took into account the time and attention devoted by senior management to the Predecessor Funds and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources to be devoted by the Advisor to the Funds would be appropriate to fulfill effectively the Advisor's duties under the agreements. The Trustees also considered the business reputation of the Advisor and its financial resources, and concluded that the Advisor would be able to meet any reasonably foreseeable obligations under the agreements.

The Trustees received information concerning the investment philosophy and investment process to be applied by the Advisor in managing the Funds. In this connection, the Trustees considered the Advisor's in-house research capabilities as well as other resources available to the Advisor's personnel, including research services to be available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients. The Trustees concluded that the Advisor's investment process, research capabilities and philosophy were well suited to the Funds, given the Funds' investment objectives and policies.


The Trustees considered the scope of the services to be provided by the Advisor to the Funds under the agreements relative to services provided by third parties to other mutual funds. See "Fund Charges and Expenses". The Trustees concluded that the scope of the Advisor's services to the Funds would be consistent with the Funds' operational requirements, including, in addition to its investment objective, compliance with the Funds' investment restrictions, tax and reporting requirements and related shareholder services.


The Trustees considered the quality of the services provided by the Advisor to the Predecessor Funds. The Trustees evaluated the Advisor's record with respect to regulatory compliance and compliance with the investment policies of the Predecessor Funds and the other funds in the complex. The Trustees also evaluated the procedures of the Advisor designed to fulfill the Advisor's fiduciary duty to the Funds with respect to possible conflicts of interest, including the Advisor's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Funds - Code of Ethics"), the procedures by which the Advisor allocates trades among its various investment advisory clients and the record of the Advisor in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Management of the Funds - Portfolio Transactions."

The Trustees considered the Advisor's management of non-advisory services provided by persons other than the Advisor by reference, among other things, to the Predecessor Funds' total expenses and the reputation of the Funds' other service providers. The Trustees also considered information provided by third parties relating to the Predecessor Funds' investment performance relative to their performance benchmarks, relative to other similar funds managed by the Advisor and relative to funds managed similarly by other advisors. The Trustees reviewed performance over various periods, including the Predecessor Funds' one, five and ten year calendar year periods and/or the life of the Funds, as applicable, as well as factors identified by the Advisor as contributing to the Predecessor Funds' performance. See the Predecessor Funds' most recent annual and semi-annual reports. The Trustees concluded that the scope and quality of the Advisor's services was sufficient to merit reapproval of the agreement for another year.

In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreements. The Trustees also considered the fees of the Funds as a percentage of assets at different asset levels and possible economies of scale to the Advisor. In evaluating the Funds' advisory fees, the Trustees also took into account the complexity of investment management for the Funds relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds, and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds including state specific municipal funds, require greater intensity of research and trading acumen than larger capitalization or more diversified funds.

Based on the foregoing, the Trustees concluded that the fees to be paid the Advisor under the advisory agreement were fair and reasonable, given the scope and quality of the services to be rendered by the Advisor.

                                     General

Messrs. Lowry, Mayer and Neuhauser are also Trustees of the Liberty All-Star Funds.

The Trustees serve as trustees of all funds for which each Trustee (except Mr. Palombo) will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000 and Committee chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the funds based on each fund's relative net assets and one-third of the fees is divided equally among the funds.

The Advisor was established in 1984 and provides investment management and advisory services to individual and institutional clients. As of the date of this Appendix A, the Advisor also manages the 40 portfolios offered by The Galaxy Fund, the 8 portfolios offered by The Galaxy VIP Fund and the 5 portfolios offered by Galaxy Fund II. Trustees and officers of the Trust who are also officers of the Advisor or its affiliates will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the funds into a master fund/feeder fund structure. Under this structure, a fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

ADMINISTRATION AGREEMENT.

Under an Administration Agreement with each fund named above, the Administrator to each fund has contracted to perform the following administrative services:

      (a)   providing office space, equipment and clerical personnel;

      (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each fund;

      (c) preparing and, if applicable, filing all documents required for compliance by each fund with applicable laws and regulations;

      (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

      (e) coordinating and overseeing the activities of each fund's other third-party service providers; and

      (f)   maintaining certain books and records of each fund.

The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this Appendix A.

                      The Pricing and Bookkeeping Agreement

The Administrator is responsible for providing accounting and bookkeeping services to each fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Administrator has delegated those functions to State Street Bank and Trust Company (State Street). The Administrator pays fees to State Street under the Outsourcing Agreement.

Under a pricing and bookkeeping agreement with each fund, the Administrator receives from each fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

- from each fund that is a stand-alone fund or a master fund in a master fund/feeder fund structure, an annual flat fee of $10,000, paid monthly;

- from each fund that is a feeder fund in a master fund/feeder fund structure, an annual flat fee of $5,000, paid monthly; and

- in any month that a fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the fund for that month that is determined by the following formula:

      (number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement )] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)

      Each fund reimburses the Administrator for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, Colonial Advisory Services, Inc. (CASI), advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The funds and clients advised by the Advisor or the funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the funds outweighs the disadvantages, if any, which might result from these practices.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.

The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.

The Advisor may use the services of Quick & Reilly, Inc., Robertson Stephens, Inc. or Fleet Securities, Inc., each an affiliate of the Advisor, when buying or selling securities for a fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

LFD is the principal underwriter of the Trust's shares. LFD has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

LFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFS is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS APPENDIX A FOR INFORMATION ON FEES RECEIVED BY LFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the fund to LFS or generally by 6 months' notice by LFS to the fund. The agreement limits the liability of LFS to the fund for loss or damage incurred by the fund to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the fund will indemnify LFS against, among other things, loss or damage incurred by LFS on account of any claim, demand, action or suit made on or against LFS not resulting from LFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

CODE OF ETHICS

The funds, the Advisor, and LFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

DETERMINATION OF NET ASSET VALUE

Each fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.

HOW TO BUY SHARES

The Prospectuses/Proxy Statements contain a general description of how investors may buy shares of the funds. This Appendix A contains additional information about how investors may buy shares of the fund, which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the fund before the fund processes that day's transactions. If the FSF fails to transmit before the fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under "How to Sell Shares" in the Prospectuses/Proxy Statements. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, G, J, S, T or Z shares. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.

LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's Appendix A) to FSFs that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most funds advised by Colonial, Fleet Investment Advisors Inc., Newport Fund Management, Inc., Crabbe Huson Group, Inc. and Stein Roe may be purchased through the Automatic Investment Plan. Preauthorized monthly bank drafts or electronic funds transfers for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, S and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc. and Stein

Roe in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the trusts plan to enter into servicing agreements with institutions (including Fleet Bank and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with LFD; (ii) processing dividend payments from a fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this Appendix A are limited to an aggregate fee of not more than 0.50% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the funds and their shareholders by affording the funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the funds. Any material amendment to the funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Liberty's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS. LFD offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges a $18 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFS for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHT OF ACCUMULATION (Class A and Class B shares) Reduced sales charges on Class A and B shares can be effected by combining a current purchase with prior purchases of Class A, B, C, and Z shares of the funds distributed by LFD. The applicable sales charge is based on the combined total of:

1.    the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder(except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. A fund may terminate or amend this Right of Accumulation.

RIGHTS OF ACCUMULATION (Class T shares). A reduced sales charge applies to any purchase of Class T shares of any portfolio of Liberty that is sold with a sales charge ("Eligible Fund") where an investor's then current aggregate investment in Class T shares is $50,000 or more. "Aggregate investment" means the total of:
(a) the dollar amount of the then current purchase of shares of an Eligible Fund; and (b) the value (based on current net asset value) of previously purchased and beneficially owned shares of any Eligible Fund on which a sales charge has been paid. If, for example, an investor beneficially owns shares of one or more Eligible Funds with an aggregate current value of $49,000 on which a sales charge has been paid and subsequently purchases shares of an Eligible Fund having a current value of $1,000, the sales charge applicable to the subsequent purchase would be reduced to 4.50% of the offering price. Similarly, with respect to each subsequent investment, all shares of Eligible Funds that are beneficially owned by the investor at the time of investment may be combined to determine the applicable sales charge.

STATEMENT OF INTENT (Class A and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non- money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B, or C shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any fund at the NAV next determined after LFS receives a written reinstatement request and payment. An investor who has redeemed Class T shares may, upon request, reinstate within 90 days a portion or all of the proceeds of such sale in shares Class A or Class T shares of any fund at the NAV next determined after LFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

PRIVILEGES OF LIBERTY EMPLOYEES OR FINANCIAL SERVICE FIRMS. Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Administrator; directors, officers and employees of the Administrator, LFD and certain other companies affiliated with the Administrator; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.

PRIVILEGES OF LIBERTY ACORN FUNDS SHAREHOLDERS. Any shareholder who owned shares of any fund of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any fund distributed by LFD, may purchase Class A shares of any fund distributed by LFD at NAV in those cases where a Liberty Fund Class Z share is not available. Qualifying shareholders will not be subject to any Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.

EXCHANGES FOR AFFILIATES OF LFD. Clients of affiliates of LFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by LFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual 12b-1 distribution and service fee.

SPONSORED ARRANGEMENTS. Class A and Class T shares of certain funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A and Class T shares of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which the funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS)

CLASS A, B AND C SHARES. CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver,
      (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

CLASS G SHARES. CDSCs are not assessed on Class G shares in the following circumstances: (a) redemptions in connection with required (or, in some cases, discretionary) distributions to participants or beneficiaries of an employee pension, profit sharing or other trust or qualified retirement or Keogh plan, individual retirement account or custodial account maintained pursuant to
Section 403(b)(7) of the Internal Revenue Code; (b) redemptions in connection with required (or, in some cases, discretionary) distributions to participants in qualified retirement or Keogh plans, individual retirement accounts or custodial accounts maintained pursuant to Section 403(b)(7) of the Internal Revenue Code due to death, disability or the attainment of a specified age, (c) redemptions effected pursuant to a fund's right to liquidate a shareholder's account if the aggregate net asset value of Class G shares held in the account is less than the minimum account size; (b) redemptions in connection with the combination of a fund with any other investment company registered under the 1940 Act by merger, acquisition of assets, or by any other transaction; (c) redemptions resulting from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code; or (d) any redemption of Class G shares held by investors, provided the investor was the beneficial owner of shares of a fund (or any of the other portfolios offered by Liberty or otherwise advised by Fleet or its affiliates) before December 1, 1995.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the fund may delay selling your shares for up to 15 days in order to protect the fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

TELEPHONE REDEMPTIONS. All fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

CHECKWRITING (Available only on the Class A shares of certain funds)

Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. LFS will provide checks to be drawn on Boston Safe Deposit and Trust Company (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks, however, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES


The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the funds are subject to a front-end sales charge. Investments in Class G shares of the funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.30% of the fund's average daily net assets attributable to its Class T shares. Class G shares of a fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.95% of the fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares.


Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                       REALLOWANCE TO DEALERS    REALLOWANCE TO DEALERS
                                             AS A % OF                 AS A % OF
                                           OFFERING PRICE            OFFERING PRICE
AMOUNT OF TRANSACTION                  PER SHARE - BOND FUNDS   PER SHARE - EQUITY FUNDS
---------------------                  ----------------------   ------------------------

Less than $50,000                               4.25                      5.00
$50,000 but less than $100,000                  3.75                      3.75
$100,000 but less than $250,000                 2.75                      2.75
$250,000 but less than $500,000                 2.00                      2.00
$500,000 but less than $1,000,000               1.75                      1.75
$1,000,000 and over                             0.00                      0.00

The appropriate reallowance to dealers will be paid by LFD to broker-dealer organizations which have entered into agreements with LFD. The reallowance to dealers may be changed from time to time.

Certain affiliates of Liberty may, at their own expense, provide additional compensation to broker-dealer affiliates of Liberty and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the funds. Such compensation will not represent an additional expense to the funds or their shareholders, since it will be paid from the assets of Fleet's affiliates.

In certain situations or for certain individuals, the front-end sales charge for Class T shares of the funds may be waived either because of the nature of the investor or the reduced sales effort required to attract such investments. In order to receive the sales charge waiver, an investor must explain the status of his or her investment at the time of purchase. In addition to any applicable sales charge waivers, no sales charge is assessed on purchases of Class T shares of the funds by the following categories of investors or in the following types of transactions:

      - Purchases by directors, officers and employees of broker-dealers having agreements with LFD pertaining to the sale of Class T shares to the extent permitted by such organizations;

      - Purchases by current and retired members of Liberty's Board of Trustees (or the directors of the Fund's predecessors) and members of their immediate families;

      - Purchases by officers, directors, employees and retirees of FleetBoston Financial Corporation and any of its affiliates and members of their immediate families;

      - Purchases by officers, directors, employees and retirees of LFD and members of their immediate families;

      - Purchases by persons who are also plan participants in any employee benefit plan which was the record or beneficial holder of Trust Shares of the fund's predecessors;

      - Purchases by institutional investors, including but not limited to bank trust departments and registered investment advisers;

      - Purchases by clients of investment advisers or financial planners who place trades for their own accounts if such accounts are linked to the master accounts of such investment advisers or financial planners on the books of the broker-dealer through whom Class T shares are purchased; and

      - Purchases by institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with Liberty by the broker-dealer.

Members of qualified groups may purchase Class T shares of the funds at the following group sales rates:


                                            TOTAL SALES CHARGE           REALLOWANCE
                                            ------------------             TO DEALERS
                                       AS A % OF         AS A % OF         AS A % OF
NUMBER OF QUALIFIED                  OFFERING PRICE   NET ASSET VALUE   OFFERING PRICE
GROUP MEMBERS                          PER SHARE         PER SHARE         PER SHARE
-------------                          ---------         ---------         ---------

50,000 but less than 250,000              3.00              3.09             3.00
250,000 but less than 500,000             2.75              2.83             2.75
500,000 but less than 750,000             2.50              2.56             2.50
750,000 and over                          2.00              2.04             2.00

To be eligible for the discount, a group must meet the requirements set forth below and be approved in advance as a qualified group by LFD. To receive the group sales charge rate, group members must purchase Class T shares directly from LFD. Group members must also ensure that their qualified group affiliation is identified on the purchase application.

A qualified group is a group that (i) has at least 50,000 members, (ii) was not formed for the purpose of buying fund shares at a reduced sales charge, (iii) within one year of the initial member purchase, has at least 1% of its members invested in the funds or any of the other investment portfolios offered by Galaxy, (iv) agrees to include Liberty sales material in publications and mailings to members at a reduced cost or no cost, and (v) meets certain other uniform criteria. LFD may request periodic certification of group and member eligibility. LFD reserves the right to determine whether a group qualifies for a quantity discount and to suspend this offer at any time.

CLASS G SHARES. The public offering price for Class G shares of the funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge if they are redeemed within six years of purchase with respect to Class G shares purchased prior to January 1, 2001 or within seven years of purchase with respect to Class G shares purchased on or after January 1, 2001. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from LFD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Liberty may, at their own expense, provide additional compensation to broker-dealer affiliates of Liberty and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a fund. See "Class T shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to LFD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares.

Class G shares of a fund purchased prior to January 1, 2001 will convert automatically to Class T shares of the fund six years after purchase. Class G shares of a fund purchased on or after January 1, 2001 will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow LFD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs six years or eight years, as the case may be after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) six years after the beginning of the calendar month in which the reinvestment occurred if the reinvestment is attributable to dividends or distributions on Class G shares purchased prior to January 1, 2001 or eight years after the beginning of the calendar month in which the reinvestment occurred if the reinvestment is attributable to Class G shares purchased on or after January 1, 2001 or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a fund, and subsequently acquires additional Class G shares of the fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the fund, including those acquired through reinvestment, will convert to Class T shares of the fund on the same date.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged.

HOW TO EXCHANGE SHARES

Shares of the fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other funds. Class G shares may be exchanged for Class B shares of the other funds. Class T and Class G shares, once exchanged for Class A or Class B shares, respectively, cannot be re-exchanged for Class T or Class G shares. Shares of certain funds are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A and Class T shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

As described under the caption "Organization and History", the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in this Appendix A, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES

TOTAL RETURN

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e. cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.

Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares; if the newer class is Class B or Class C shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B or Class C shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class). Performance results reflect any voluntary waivers or reimbursements of fund expenses by the Advisor, Administrator or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.

YIELD. The yield for each class of shares of a fund is determined by (i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period,
(iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and, in some cases, state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by the Advisor or its affiliates have been added back to actual expenses.

DISTRIBUTION RATE. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

TAX-RELATED ILLUSTRATIONS. The fund also may present hypothetical illustrations
(i) comparing the fund's and other mutual funds' pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

GENERAL. From time to time, the fund may discuss or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New Value(TM) investment strategy that expands upon the principles of traditional value investing; the fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

 From time to time, the fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

      Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

      Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

      Prime-1  Highest Quality
      Prime-2  Higher Quality
      Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.

                                   APPENDIX II
                                DECEMBER 31, 2001

SOURCE            CATEGORY                                              RETURN (%)

CREDIT SUISSE FIRST BOSTON:

                  CSFB High Yield Index                                    5.78
                  CSFB Leveraged Loan Index                                2.66

LIPPER, INC.:

                  AMEX Composite Index P                                  -5.59
                  AMEX Computer Tech IX P                                -15.09
                  AMEX Institutional IX P                                -15.78
                  AMEX Major Market IX P                                  -4.75
                  Bse Sensex Index                                       -17.87
                  CAC 40: FFR IX P                                       -21.97
                  CD Rate 1 Month Index Tr                                 3.88
                  CD Rate 3 Month Index Tr                                 3.74
                  CD Rate 6 Month Index Tr                                 3.69
                  Consumer Price Index                                      N/A
                  DAX:DM IX TR                                           -19.79
                  Domini 400 Social Index                                   N/A
                  Dow Jones 65 Comp Av P                                 -12.82
                  Dow Jones Ind Average P                                 -7.10
                  Dow Jones Ind Dly Reinv                                 -5.43
                  Dow Jones Ind Mth Reinv                                 -5.42
                  Dow Jones Trans Av P                                   -10.41
                  Dow Jones Trans Av Tr                                   -9.30
                  Dow Jones Util Av P                                    -28.68
                  Dow Jones Util Av Tr                                   -26.27
                  Ft/S&P Act Wld Ex US IX                                -21.47
                  Jakarta Composite Index                                 -5.83
                  Jasdaq Index:Yen P                                     -12.92
                  Lehman 1-3 Govt/Cred Tr                                  8.78
                  Lehman 1-3 Govt/Credit P                                 2.73
                  Lehman Aggregate Bd P                                    1.97
                  Lehman Aggregate Bd Tr                                   8.44
                  Lehman Cr Bd Int P                                       2.69
                  Lehman Cr Bd Int Tr                                      9.77
                  Lehman Govt Bd Int P                                     2.40
                  Lehman Govt Bd Int Tr                                    8.42
                  Lehman Govt Bd Long P                                   -1.91
                  Lehman Govt Bd Long Tr                                   4.34
                  Lehman Govt Bd P                                         1.14
                  Lehman Govt Bd Tr                                        7.23
                  Lehman Govt/Cr Bd P                                      1.90
                  Lehman Govt/Cr Bd Tr                                     8.50
                  Lehman Govt/Cr Int P                                     2.50
                  Lehman Govt/Cr Int Tr                                    8.96

                  Lehman High Yield P                                     -4.23
                  Lehman High Yield Tr                                     5.28
                  Lehman Muni 10 Yr IX P                                  -0.45
                  Lehman Muni 10 Yr IX Tr                                  4.62
                  Lehman Muni 3 Yr IX P                                    1.37
                  Lehman Muni 3 Yr IX Tr                                   6.59
                  Lehman Muni 5 Yr IX Tr                                   6.21
                  Lehman Muni Bond IX P                                   -0.16
                  Lehman Muni Bond IX Tr                                   5.13
                  ML 10+ Yr Treasury IX Tr                                 4.21
                  ML 1-10 YR CORP BD IX P                                  2.95
                  ML 1-10 YR CORP BD IX TR                                10.02
                  ML 1-3 Yr Muni IX P                                      0.93
                  ML 1-3 Yr Muni IX Tr                                     6.04
                  ML 1-3 Yr Treasury IX P                                  2.43
                  ML 1-3 Yr Treasury IX Tr                                 8.30
                  ML 1-5 Yr Gv/Cp Bd IX P                                  2.68
                  ML 1-5 Yr Gv/Cp Bd IX Tr                                 8.98
                  ML 15 Yr Mortgage IX P                                   2.19
                  ML 15 Yr Mortgage IX Tr                                  8.34
                  ML 1-5 Yr Treasury IX P                                  2.28
                  ML 1-5 Yr Treasury IX Tr                                 8.37
                  ML 3 MO T-Bill IX Tr                                     4.42
                  ML 3-5 Yr Govt IX P                                      2.36
                  ML 3-5 Yr Govt IX Tr                                     8.75
                  ML 3-7 Yr Muni IX Tr                                     5.97
                  ML 7-12 YR MUNI IX P                                    -0.55
                  ML 7-12 YR MUNI IX TR                                    4.54
                  ML Corp Master Index P                                   3.38
                  ML Corp Master Index Tr                                 10.70
                  ML Gov/ Corp Master IX T                                 8.43
                  ML Govt Master Index P                                   1.03
                  ML Govt Master Index Tr                                  7.18
                  ML Govt/Corp Master IX P                                 1.87
                  ML HIGH YLD MASTER 2  P                                 -4.76
                  ML HIGH YLD MASTER 2  TR                                 4.48
                  ML High Yld Master IX P                                 -3.88
                  ML High Yld Master IX Tr                                 6.20
                  ML US CP/GV 10+ YR IX P                                  0.12
                  ML US CP/GV 10+ YR IX TR                                 7.02
                  ML US DOM MASTER  IX P                                   1.84
                  ML US DOM MASTER  IX TR                                  8.32
                  MSCI AC Americas Free GD                               -12.18
                  MSCI AC Americas Free ID                               -13.43
                  MSCI AC Asia Fr-Ja IX GD                                -3.84
                  MSCI AC Asia Fr-Ja IX ID                                -5.94
                  MSCI AC ASIA PAC FR DGD                                -20.73
                  MSCI AC ASIA PAC FR DND                                -20.93
                  MSCI AC ASIA PAC FR P IX                               -21.84
                  MSCI AC Asia Pac Fr-J GD                                -2.40
                  MSCI AC Asia Pac FR-J IX                                -4.79

                  MSCI AC Europe IX GD                                   -19.49
                  MSCI AC Europe IX ID                                   -21.08
                  MSCI AC Fe Free IX GD                                  -22.96
                  MSCI AC Fe Free IX ID                                  -23.87
                  MSCI AC Fe Fr-Ja IX GD                                  -2.08
                  MSCI AC Fe Fr-Ja IX ID                                  -4.19
                  MSCI AC Pac Fr-Jpn IX GD                                -0.99
                  MSCI AC Pac Fr-Jpn IX ID                                -3.41
                  MSCI AC Pacific FR IX ID                               -21.84
                  MSCI AC WLD FR VAL IX GD                               -13.87
                  MSCI AC WLD FR-US GR DGD                               -23.43
                  MSCI AC World Free IX GD                               -15.91
                  MSCI AC World Free Ix ID                               -17.26
                  MSCI AC World Fr-USA GD                                -19.50
                  MSCI AC World Fr-USA ID                                -20.98
                  MSCI AC WRLD FR GR DGD                                 -18.55
                  MSCI AC Wrld Fr-Ja IX GD                               -14.45
                  MSCI AC Wrld Fr-Ja IX ID                               -15.89
                  MSCI AC WRLD FR-US V DGD                               -15.83
                  MSCI Argentina IX GD                                   -18.27
                  MSCI Argentina IX ID                                   -22.16
                  MSCI Australia IX GD                                     2.66
                  MSCI Australia IX ID                                    -0.58
                  MSCI Australia IX ND                                     1.68
                  MSCI Austria IX GD                                      -5.05
                  MSCI Austria IX ID                                      -7.44
                  MSCI Austria IX ND                                      -5.65
                  MSCI Belgium IX GD                                     -10.17
                  MSCI Belgium IX ID                                     -13.03
                  MSCI Belgium IX ND                                     -10.89
                  MSCI BRAZIL FREE IX GD                                 -16.99
                  MSCI BRAZIL FREE IX ID                                 -21.77
                  MSCI Canada IX GD                                      -20.10
                  MSCI Canada IX ID                                      -21.41
                  MSCI Canada IX ND                                      -20.43
                  MSCI Chile IX GD                                        -2.83
                  MSCI Chile IX ID                                        -5.96
                  MSCI China Free IX ID                                  -26.04
                  MSCI Colombia IX GD                                     45.77
                  MSCI Colombia IX ID                                     37.07
                  MSCI Czech Rep IX GD                                    -2.01
                  MSCI Czech Rep IX ID                                    -4.15
                  MSCI Denmark IX GD                                     -14.39
                  MSCI Denmark IX ID                                     -15.94
                  MSCI Denmark IX ND                                     -14.81
                  MSCI EAFE - JAPAN IX ND                                -19.14
                  MSCI EAFE - UK IX GD                                   -23.20
                  MSCI EAFE - UK IX ID                                   -24.44
                  MSCI EAFE - UK IX ND                                   -23.50
                  MSCI EAFE + Canada IX GD                               -21.16
                  MSCI EAFE + Canada IX ID                               -22.56
                  MSCI EAFE + Canada IX ND                               -21.40

                  MSCI EAFE + EMF IX GD                                  -19.47
                  MSCI EAFE + EMF IX ID                                  -20.96
                  MSCI EAFE Fr IX ID                                     -22.61
                  MSCI EAFE GDP Wt IX GD                                 -21.93
                  MSCI EAFE GDP Wt IX ID                                 -23.26
                  MSCI EAFE GDP Wt IX ND                                 -22.20
                  MSCI EAFE GROWTH IX GD                                 -24.41
                  MSCI EAFE GROWTH IX ID                                 -25.52
                  MSCI EAFE IX GD                                        -21.21
                  MSCI EAFE IX ID                                        -22.61
                  MSCI EAFE IX ND                                        -21.44
                  MSCI EAFE VALUE IX GD                                  -18.22
                  MSCI EAFE VALUE IX ID                                  -19.91
                  MSCI EASEA IX GD                                       -18.86
                  MSCI EASEA IX ID                                       -20.54
                  MSCI EASEA IX ND                                       -19.14
                  MSCI Em Eur/Mid East GD                                -16.06
                  MSCI Em Eur/Mid East ID                                -17.65
                  MSCI Em Europe IX GD                                    -8.79
                  MSCI Em Europe IX ID                                   -10.49
                  MSCI EMF Asia IX GD                                      6.19
                  MSCI EMF Asia IX ID                                      4.24
                  MSCI EMF Far East IX GD                                 11.35
                  MSCI EMF Far East IX ID                                  9.45
                  MSCI EMF IX GD                                          -2.37
                  MSCI EMF IX ID                                          -4.91
                  MSCI EMF Latin Am IX GD                                 -0.39
                  MSCI EMF Latin Am IX ID                                 -4.31
                  MSCI EURO UNION GR IX GD                               -24.64
                  MSCI Europe - UK IX GD                                 -22.00
                  MSCI Europe - UK IX ID                                 -23.41
                  MSCI Europe - UK IX ND                                 -22.37
                  MSCI Europe GDP Wt IX ID                               -21.23
                  MSCI Europe IX GD                                      -19.64
                  MSCI Europe IX ID                                      -20.73
                  MSCI Europe IX ND                                      -19.90
                  MSCI European Union GD                                 -19.62
                  MSCI European Union ID                                 -21.29
                  MSCI EUROPEAN VL IX GD                                 -15.42
                  MSCI Far East Free IX ID                               -29.06
                  MSCI Far East IX GD                                    -28.28
                  MSCI Far East IX ID                                    -29.06
                  MSCI Far East IX ND                                    -28.39
                  MSCI Finland IX GD                                     -37.81
                  MSCI Finland IX ID                                     -39.07
                  MSCI Finland IX ND                                     -38.18
                  MSCI France IX GD                                      -22.09
                  MSCI France IX ID                                      -23.18
                  MSCI France IX ND                                      -22.36
                  MSCI Germany IX GD                                     -21.99
                  MSCI Germany IX ID                                     -23.47
                  MSCI Germany IX ND                                     -22.39

                  MSCI Greece IX GD                                      -29.61
                  MSCI Greece IX ID                                      -31.36
                  MSCI Hong Kong IX GD                                   -18.61
                  MSCI Hong Kong IX ID                                   -21.20
                  MSCI Hongkong IX ND                                    -18.61
                  MSCI Hungary IX GD                                      -9.16
                  MSCI Hungary IX ID                                     -10.46
                  MSCI India IX GD                                       -19.45
                  MSCI India IX ID                                       -21.17
                  MSCI Indonesia FR IX GD                                 -8.48
                  MSCI Indonesia FR IX ID                                -10.88
                  MSCI Ireland IX ID                                      -4.13
                  MSCI Israel Dom IX ID                                  -17.57
                  MSCI Israel IX ID                                      -32.28
                  MSCI Israel Non Dom Ixid                               -53.81
                  MSCI Italy IX GD                                       -26.10
                  MSCI Italy IX ID                                       -27.90
                  MSCI Italy IX ND                                       -26.59
                  MSCI JAPAN GROWTH IX GD                                -28.83
                  MSCI Japan IX GD                                       -29.28
                  MSCI Japan IX ID                                       -29.89
                  MSCI Japan IX ND                                       -29.40
                  MSCI JAPAN VALUE IX GD                                 -30.11
                  MSCI Jordan IX GD                                       34.59
                  MSCI Jordan IX ID                                       29.02
                  MSCI Kokusai IX GD                                     -15.06
                  MSCI Kokusai IX ID                                     -16.46
                  MSCI Kokusai IX ND                                     -15.39
                  MSCI Korea IX GD                                        48.71
                  MSCI Korea IX ID                                        45.97
                  MSCI Luxembourg IX ID                                  -46.04
                  MSCI Malaysia Free Ix GD                                 4.56
                  MSCI Malaysia Free IX ID                                 2.26
                  MSCI Mexico Free IX GD                                  18.55
                  MSCI Mexico Free IX ID                                  15.93
                  MSCI N American G IX ID                                -15.47
                  MSCI N American Vl IX ID                               -12.89
                  MSCI Netherland IX GD                                  -21.62
                  MSCI Netherland IX ID                                  -23.53
                  MSCI Netherland IX ND                                  -22.10
                  MSCI New Zealand IX GD                                   9.50
                  MSCI New Zealand IX ID                                   5.63
                  MSCI New Zealand IX ND                                   8.42
                  MSCI Nordic IX GD                                      -28.67
                  MSCI Nordic IX ID                                      -30.05
                  MSCI Nordic IX ND                                      -29.07
                  MSCI Norway IX GD                                      -11.69
                  MSCI Norway IX ID                                      -13.79
                  MSCI Norway IX ND                                      -12.22
                  MSCI Nth Amer IX GD                                    -12.40
                  MSCI Nth Amer IX ID                                    -13.60
                  MSCI Nth Amer IX ND                                    -12.75

                  MSCI Pac - Japan IX GD                                  -9.43
                  MSCI Pac - Japan IX ID                                 -12.16
                  MSCI Pac - Japan IX ND                                  -9.88
                  MSCI PAC FREE GR IX GD                                 -25.27
                  MSCI PAC FREE VL IX GD                                 -25.42
                  MSCI PAC FR-JPN GR IX GD                               -11.64
                  MSCI PAC FR-JPN VL IX GD                                -7.43
                  MSCI Pacific Free IX ID                                -26.21
                  MSCI Pacific Fr-Jpn ID                                 -12.16
                  MSCI Pacific IX GD                                     -25.22
                  MSCI Pacific IX ID                                     -26.21
                  MSCI Pacific IX ND                                     -25.40
                  MSCI Pakistan IX GD                                    -23.32
                  MSCI Pakistan IX ID                                    -34.61
                  MSCI Peru IX GD                                         19.92
                  MSCI Peru IX ID                                         15.27
                  MSCI Philippines FR DG                                 -19.29
                  MSCI Philippines FR GD                                 -19.70
                  MSCI Portugal IX GD                                    -21.60
                  MSCI Portugal IX ID                                    -23.01
                  MSCI Russia IX GD                                       55.85
                  MSCI Russia IX ID                                       53.17
                  MSCI Singapore Fr IX GD                                -23.42
                  MSCI Singapore Fr IX ID                                -25.02
                  MSCI South Africa IX GD                                -17.21
                  MSCI South Africa IX ID                                -20.27
                  MSCI Spain IX GD                                       -11.01
                  MSCI Spain IX ID                                       -12.78
                  MSCI Spain IX ND                                       -11.36
                  MSCI Sri Lanka IX GD                                    44.27
                  MSCI Sri Lanka IX ID                                    36.08
                  MSCI Sweden IX GD                                      -26.76
                  MSCI Sweden IX ID                                      -28.15
                  MSCI Sweden IX ND                                      -27.18
                  MSCI Swtzrlnd IX GD                                    -21.08
                  MSCI Swtzrlnd IX ID                                    -21.94
                  MSCI Swtzrlnd IX ND                                    -21.38
                  MSCI Taiwan IX GD                                       10.47
                  MSCI Taiwan IX ID                                        8.77
                  MSCI Thailand Free IX GD                                 5.25
                  MSCI Thailand Free IX ID                                 2.90
                  MSCI Turkey IX GD                                      -32.66
                  MSCI Turkey IX ID                                      -33.73
                  MSCI UK IX GD                                          -14.05
                  MSCI UK IX ID                                          -16.07
                  MSCI UK IX ND                                          -14.05
                  MSCI USA IX GD                                         -12.03
                  MSCI USA IX ID                                         -13.23
                  MSCI USA IX ND                                         -12.39
                  MSCI Venezuela IX GD                                    -6.62
                  MSCI Venezuela IX ID                                   -10.04

                  MSCI World - UK IX GD                                  -16.80
                  MSCI World - UK IX ID                                  -18.03
                  MSCI World - UK IX ND                                  -17.14
                  MSCI World - USA IX GD                                 -21.16
                  MSCI World - USA IX ID                                 -22.56
                  MSCI World - USA IX ND                                 -21.40
                  MSCI World Free IX ND                                  -16.82
                  MSCI World GDP Wt IX ID                                -19.15
                  MSCI WORLD GROWTH IX ID                                -20.14
                  MSCI World IX Free ID                                  -17.83
                  MSCI World IX GD                                       -16.52
                  MSCI World IX ID                                       -17.83
                  MSCI World IX ND                                       -16.82
                  MSCI WORLD IX SC DGD IX                                  1.23
                  MSCI WORLD IX VALUE                                    -14.54
                  MSCI WORLD VALUE IX ID                                 -16.16
                  MSCI WORLD-USA GR IX GD                                -25.16
                  MSCI World-USA VL IX GD                                -17.47
                  MSCI Wrld - Austrl IX GD                               -16.76
                  MSCI Wrld - Austrl IX ID                               -18.05
                  MSCI Wrld - Austrl IX ND                               -17.06
                  MSCI WRLD EX USA SC GD                                 -10.23
                  MSCI WRLD EX USA SC ID                                 -12.35
                  MSCI WRLD EX USA SC ND                                 -10.63
                  MSCI WRLD FINANCIALS GD                                -16.50
                  MSCI WRLD FINANCIALS ID                                -18.26
                  MSCI WRLD FREE GR DGD IX                               -19.17
                  MSCI WRLD HEALTHCARE GD                                -12.98
                  MSCI WRLD HEALTHCARE ID                                -14.00
                  MSCI WRLD INFO TECH GD                                 -29.50
                  MSCI WRLD INFO TECH ID                                 -29.74
                  MSCI WRLD TECH HDWR GD                                 -36.22
                  MSCI WRLD TECH HDWR ID                                 -36.49
                  MSCI WRLD TELECOM GD                                   -23.22
                  MSCI WRLD TELECOM ID                                   -26.41
                  NASDAQ 100 IX P                                        -32.65
                  NASDAQ Bank IX P                                        10.08
                  NASDAQ Composite IX P                                  -21.05
                  NASDAQ Industrial IX P                                  -6.33
                  NASDAQ Insurance IX P                                    7.10
                  NASDAQ Natl Mkt Cmp IX                                 -21.26
                  NASDAQ Natl Mkt Ind IX                                  -6.65
                  NASDAQ Transport IX P                                   10.73
                  Nikkei 225 Avg:Yen P                                   -23.52
                  NYSE Composite P                                       -10.21
                  NYSE Finance IX P                                       -8.23
                  NYSE Industrials IX P                                   -8.41
                  NYSE Transportation IX                                  -5.18
                  NYSE Utilities IX P                                    -25.13
                  Philippines Composite IX                               -21.84
                  PSE Technology IX P                                    -15.59

                  Russell 1000 Grow Ix                                   -20.91
                  Russell 1000 Grow IX Tr                                -20.42
                  Russell 1000 IX P                                      -13.61
                  Russell 1000 IX Tr                                     -12.45
                  Russell 1000 Value Ix                                   -7.41
                  Russell 1000 Value IX Tr                                -5.59
                  Russell 2000 Grow Ix                                    -9.55
                  Russell 2000 Grow IX Tr                                 -9.23
                  Russell 2000 IX P                                        1.02
                  Russell 2000 IX Tr                                       2.49
                  Russell 2000 Value Ix                                   11.37
                  Russell 2000 Value IX Tr                                14.02
                  RUSSELL 2500 GROW IX P                                 -11.11
                  RUSSELL 2500 GROW IX TR                                -10.83
                  RUSSELL 2500 IX P                                       -0.26
                  RUSSELL 2500 IX TR                                       1.22
                  RUSSELL 2500 VALUE IX P                                  7.37
                  RUSSELL 2500 VALUE IX TR                                 9.74
                  RUSSELL 3000 GROW IX P                                 -20.10
                  RUSSELL 3000 GROW IX TR                                -19.63
                  Russell 3000 IX P                                      -12.63
                  Russell 3000 IX Tr                                     -11.46
                  RUSSELL 3000 VALUE IX P                                 -6.20
                  RUSSELL 3000 VALUE IX TR                                -4.33
                  RUSSELL MDCP VALUE IX P                                  0.21
                  RUSSELL MDCP VALUE IX TR                                 2.33
                  Russell Midcap G IX TR                                 -20.15
                  RUSSELL MIDCAP GR IX P                                 -20.34
                  RUSSELL MIDCAP IX P                                     -7.00
                  RUSSELL MIDCAP IX TR                                    -5.62
                  RUSSELL SMCP CMPT GRO P                                -25.19
                  RUSSELL SMCP CMPT GRO TR                               -25.02
                  RUSSELL SMCP CMPT IX P                                 -11.79
                  RUSSELL SMCP CMPT IX TR                                -10.70
                  RUSSELL SMCP CMPT VAL IX                                 5.18
                  RUSSELL SMCP CMPT VAL P                                  3.01
                  RUSSELL TOP 200 GRO IX P                               -21.03
                  RUSSELL TOP 200 GROW  IX                               -20.48
                  RUSSELL TOP 200 IX P                                   -15.66
                  RUSSELL TOP 200 IX TR                                  -14.57
                  RUSSELL TOP 200 VAL IX P                               -10.49
                  RUSSELL TOP 200 VALUE IX                                -8.79
                  S & P 100 Index TR                                     -14.88
                  S & P 500 Daily Reinv                                  -11.87
                  S & P 500 Index P                                      -13.04
                  S & P 500 Mnthly Reinv                                 -11.88
                  S & P 500/BARRA G IX TR                                -12.73
                  S & P 500/BARRA V IX TR                                -11.71
                  S & P 600 Index P                                        5.73
                  S & P 600 Index Tr                                       6.51
                  S & P Financial IX P                                   -10.31
                  S & P Financial IX Tr                                   -8.79

                  S & P Industrial IX Tr                                 -11.67
                  S & P Industrials P                                    -12.74
                  S & P MC 400/BARRA G TR                                 -7.97
                  S & P MC 400/BARRA V TR                                  7.14
                  S & P Midcap 400 IX P                                   -1.63
                  S & P Midcap 400 IX Tr                                  -0.62
                  S & P SC 600/BARRA G TR                                 -1.18
                  S & P SC 600/BARRA V TR                                 13.10
                  S & P Transport Index P                                 -1.16
                  S & P Transport IX Tr                                   -0.24
                  S & P Utility Index P                                  -32.52
                  S & P Utility Index Tr                                 -30.43
                  SB Cr-Hdg Nn-US Wd IX Tr                                 6.12
                  SB Cr-Hdg Wd Gv Bd IX Tr                                 6.27
                  SB Non-US Wd Gv Bd IX Tr                                -3.54
                  SB Wd Gv Bd:Austrl IX Tr                                -4.17
                  SB Wd Gv Bd:Germny IX Tr                                -0.05
                  SB Wd Gv Bd:Japan IX Tr                                 -9.95
                  SB Wd Gv Bd:UK IX Tr                                     0.43
                  SB Wd Gv Bd:US IX Tr                                     6.73
                  SB World Govt Bond IX Tr                                -0.99
                  Straits Times Index                                    -15.74
                  SWISS PERF:SFR IX TR                                   -22.03
                  TAIWAN SE:T$ IX P                                       18.18
                  T-Bill 1 Year Index Tr                                   3.29
                  T-Bill 3 Month Index Tr                                  3.43
                  T-Bill 6 Month Index Tr                                  3.37
                  Thailand Set Index                                      12.88
                  TOKYO 2ND SCT:YEN IX P                                 -12.06
                  TOKYO SE(TOPIX):YEN IX P                               -19.59
                  TORONTO 300:C$ IX P                                    -13.94
                  TORONTO SE 35:C$ IX P                                   -6.26
                  Value Line Cmp IX-Arth                                  10.88
                  Value Line Cmp IX-Geom                                  -6.08
                  Value Line Industrl IX                                  -6.06
                  Value Line Railroad IX                                  32.45
                  Value Line Utilities IX                                -21.02

THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST:

                  Real Estate Investment Trust Index                      13.93

SALOMON SMITH BARNEY:

                  SSB World Ex U.S. Cap Range $2-$10 Billion             -15.49
                  SSB EMI Global Ex U.S.                                 -14.66
                  SSB EMI World Ex U.S.                                  -15.70
                  Salomon 30 Year Benchmark                                3.42

Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

*in U.S. currency

                              LIBERTY FUNDS TRUST V

                                    FORM N-14

PART C. OTHER INFORMATION

Item 15. Indemnification

         See Article VIII of Amendment No. 3 to the Agreement and Declaration of Trust filed as Exhibit 1 (c) to Post-Effective Amendment No. 10 to the Registration Statement and incorporated herein by reference.

         The Registrant's advisor, Colonial Management Associates, Inc., has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.


Item 16. Exhibits

              (1)(a)       Amended Agreement and Declaration of Trust (3)

              (1)(b)       Amendment No. 4 to the Agreement and Declaration of
                           Trust(4)

              (2)          Amended By-Laws(4)

              (3)          Not Applicable


              (4)(a) Form of Agreement and Plan of Reorganization dated June 19, 2002 among The Galaxy Fund on behalf of Galaxy Connecticut Municipal Bond Fund and Galaxy Connecticut Intermediate Municipal Bond Fund, and Liberty Funds Trust V on behalf of Liberty Connecticut Intermediate Municipal Bond Fund and Columbia Management Group, Inc., filed as Appendix A to the Combined Proxy Statement/Prospectus and incorporated herein by reference



              (4)(b) Form of Agreement and Plan of Reorganization dated June 19, 2002 among The Galaxy Fund on behalf of Galaxy Massachusetts Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund and Liberty Funds Trust V on behalf of Liberty Massachusetts Intermediate Tax-Exempt Bond Fund and Columbia Management Group, Inc., filed as Appendix A to the Combined Proxy Statement/Prospectus and incorporated herein by reference

              (4)(c) Form of Agreement and Plan of Reorganization dated June 19, 2002 among Liberty-Stein Roe Funds Municipal Trust on behalf of Stein Roe Intermediate Municipals Fund, and Liberty Funds Trust V on behalf of Liberty Intermediate Tax-Exempt Bond Fund and Columbia Management Group, Inc., filed as Appendix A to the Combined Proxy Statement/Prospectus and incorporated herein by reference



              (4)(d) Form of Agreement and Plan of Reorganization dated June 19, 2002 among The Galaxy Fund on behalf of Galaxy II Municipal Bond Fund, and Liberty Trust V on behalf of Liberty Intermediate Tax-Exempt Bond Fund and Columbia Management Group, Inc., filed as Appendix A to the Combined Proxy Statement/Prospectus and incorporated herein by reference



              (4)(e) Form of Agreement and Plan of Reorganization dated June 19, 2002 among The Galaxy Fund on behalf of Galaxy Tax-Exempt Bond Fund, Galaxy Intermediate Tax-Exempt Bond Fund and Liberty Trust V on behalf of Liberty Intermediate Tax-Exempt Bond Fund and Columbia Management Group, Inc., filed as Appendix A to the Combined Proxy Statement/Prospectus and incorporated herein by reference


              (5)          Form of Specimen of Share Certificate - filed as
                           Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV, (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated herein by reference

              (6)(a) Form of Management Agreement between Liberty Funds Trust V and Colonial Management Associates, Inc. (1)

              (6)(b) Amendment No. 1 to the Management Agreement between Liberty Funds Trust V and Colonial Management Associates, Inc. (3)


              (6)(c)       Management Agreement (**)


              (7)(a) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6(a) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated herein by reference

              (7)(b) Form of Selling Agreement with Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C,
                           Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Liberty Funds Trust I, (File Nos. 2-41251 and 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated herein by reference

              (8)          Not Applicable

              (9)(a) Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit 8. in Part C, Item 24(b) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Liberty Funds Trust VI, (File Nos. 33-45117 and 811-6529), filed with the Commission on or about October 24, 1997, and is hereby incorporated herein by reference

              (9)(b) Amendment No. 13 to Schedule A of Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit (g)(2) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I, (File Nos. 2-41251 and 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated herein by reference

              (9)(c) Custodian Agreement and Special Foreign Custody Manager Agreement between Registrant and State Street Bank and Trust Company(4)

              (10)(a) Rule 12b-1 Distribution Plan - filed as Exhibit (m) in Part C, Item 23 of Post-Effective Amendment No. 117 to the Registration Statement on Form N-1A of Liberty Funds Trust III, (File Nos. 2-15184 & 811-881), filed with the Commission on or about December 22, 2000, and is hereby incorporated herein by reference

              (10)(b) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 - filed as Exhibit (o) in Part C,
                           Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (formerly Colonial Trust I), (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated herein by reference


              (11)(a) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of the Galaxy Connecticut Municipal Bond Fund(11)

          (11)(b) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of the Galaxy Connecticut Intermediate Municipal Bond Fund(11)



          (11)(c) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition Galaxy Massachusetts Municipal Bond Fund(11)



          (11)(d) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition Galaxy Massachusetts Intermediate Municipal Bond Fund(11)



          (11)(e) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of the Stein Roe Intermediate Municipals Fund(11)



          (11)(f) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of the Galaxy II Municipal Bond Fund(11)



          (11)(g) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of the Galaxy Tax-Exempt Bond Fund(11)



          (11)(h) Opinion and Consent of Counsel of Ropes & Gray with respect to the Acquisition of the Galaxy Intermediate Tax-Exempt Bond Fund(11)



          (12)(a) Opinion of Ropes & Gray as to tax consequences (including consent of firm) with respect to the Acquisition of Galaxy Connecticut Municipal Bond Fund(*)



          (12)(b) Opinion of Ropes & Gray as to tax consequences (including consent of firm) with respect to the Acquisition of Galaxy Connecticut Intermediate Municipal Bond Fund(*)



          (12)(c) Opinion of Ropes & Gray as to tax consequences (including consent of firm) with respect to the Acquisition of Galaxy Massachusetts Bond Fund(*)



          (12)(d) Opinion of Ropes & Gray as to tax consequences (including consent of firm) with respect to the Acquisition of Galaxy Massachusetts Intermediate Municipal Bond Fund(*)



          (12)(e) Opinion of Ropes & Gray as to tax consequences (including consent of firm) with respect to the Acquisition of the Stein Roe Intermediate Municipals Fund(*)

              (12)(f) Opinion of Ropes & Gray as to tax consequences (including consent of firm) with respect to the Acquisition of Galaxy II Municipal Bond Fund(*)



              (12)(g) Opinion of Ropes & Gray as to tax consequences (including consent of firm) with respect to the Acquisition of the Galaxy Tax-Exempt Bond Fund(*)






              (12)(h) Opinion of Ropes & Gray as to tax consequences (including consent of firm) with respect to the Acquisition of the Galaxy Intermediate Tax-Exempt Bond Fund(*)


              (13)         Not Applicable


              (14)(a)      Consent of Drinker Biddle & Reath LLP(*)

                  (b)      Consents of Ernst & Young LLP(*)


              (15)         Not Applicable


              (16)         All Powers of Attorney(*)


              (17)(a) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit No. 9.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formerly Colonial Trust VI) (File Nos. 33-45117 & 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated herein by reference

              (17)(b) Amendment No. 18 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(2) in Part C, Item 23 of Post-effective Amendment No. 62 to the Registration Statement on Form N-1A of Liberty Funds Trust I (formerly Colonial Trust I), (File Nos. 2-41251 and 811-2214), filed with the Commission on or about May 17, 2000, and hereby incorporated herein by reference

              (17)(c) Amendment No. 24 to Appendix I of the Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended (5)

              (17)(d) Pricing and Bookkeeping Agreement - filed as Exhibit 9(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated herein by reference

              (17)(e) Amendment to Appendix I of Pricing and Bookkeeping Agreement (5)

              (17)(f) Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated herein by reference

              (17)(g) Amendment dated June 30, 2000 to the Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 4, 2000, and is hereby incorporated herein by reference

              (17)(h) Second Amendment dated January 26, 2001 to the Amended and Restated Credit Agreement with Bank of America filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of Liberty Funds Trust I (Files Nos. 2-41251 and 811-2214), filed with the Commission on or about February 27, 2001, and is hereby incorporated herein by reference

              (17)(j) Third Amendment dated May 14, 2001 to the Amended and Restated Credit Agreement with Bank of America, N.A.
                           - filed as Exhibit (h)(10) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated herein by reference

              (17)(k) Fourth Amendment dated June 1, 2001 to the Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit (h)(11) in Part C, Item 23 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of Liberty Funds Trust VI, (File Nos. 33-45117 and 811-6529), filed with the Commission on or about August 31, 2001, and is hereby incorporated herein by reference

              (17)(l) Fifth Amendment dated May 13, 2002 to the Amended and Restated Credit Agreement with Bank of America, N.A.(7)

              (17)(m)      Code of Ethics of Liberty Financial Companies,
                           Inc.(6)


              (17)(n)      Form of Proxy Cards(*)



              (17)(o)(i) Prospectus for Retail A Shares and Retail B Shares of the Galaxy Tax-Exempt Bond Fund, Galaxy New Jersey Municipal Bond Fund, Galaxy New York Municipal Bond Fund, Galaxy Connecticut Municipal Bond Fund, Galaxy Massachusetts Municipal Bond Fund, Galaxy Rhode Island Municipal Bond Fund, Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund dated February 28, 2002.(11)



              (17)(o)(ii) Prospectus for Trust Shares of the Galaxy Tax-Exempt Bond Fund, Galaxy New Jersey Municipal Bond Fund, Galaxy New York Municipal Bond Fund, Galaxy Connecticut Municipal Bond Fund, Galaxy Massachusetts Municipal Bond Fund, Galaxy Rhode Island Municipal Bond Fund, Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Massachusetts Intermediate Municipal Bond Fund, Florida Municipal Bond Fund and Pennsylvania Municipal Bond Fund dated February 28, 2002.(11)



              (17)(o)(iii) Statement of Additional Information for Retail A
                           Shares, Retail B Shares and Trust Shares of the Galaxy Tax-Exempt Bond Fund, Galaxy New Jersey Municipal Bond Fund, Galaxy New York Municipal Bond Fund, Galaxy Connecticut Municipal Bond Fund, Galaxy Massachusetts Municipal Bond Fund, Galaxy Rhode Island Municipal Bond Fund, Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Massachusetts Intermediate Municipal Bond Fund, Florida Municipal Bond Fund and Pennsylvania Municipal Bond Fund dated February 28, 2002.(11)



              (17)(o)(iv) Prospectus for Class S shares of the Stein Roe Intermediate Municipals Fund and Stein Roe High-Yield Municipals Fund and Shares of the Stein Roe Municipal Money Market Fund and Stein Roe Managed Municipals Fund dated November 1, 2001.(11)


              (17)(o)(v) Supplement dated December 6, 2001 to the Prospectus for Class S shares of the Stein Roe Intermediate Municipals Fund and Stein Roe High-Yield Municipals Fund and Shares of the Stein Roe

                           Municipal Money Market Fund and Stein Roe Managed Municipals Fund dated November 1, 2001.(11)



              (17)(o)(vi) Prospectus for Class A shares, Class B shares and Class C shares of the Stein Roe Intermediate Municipals Fund dated November 1, 2001.(11)



              (17)(o)(vii) Supplement dated December 6, 2001 to the Prospectus for Class A shares, Class B shares and Class C shares of the Stein Roe Intermediate Municipals Fund dated November 1, 2001.(11)



              (17)(o)(viii) Supplement dated January 7, 2002 to the Prospectus for Class S shares of the Stein Roe Intermediate Municipals Fund and Stein Roe High-Yield Municipals Fund and Shares of the Stein Roe Municipal Money Market Fund and Stein Roe Managed Municipals Fund dated November 1, 2001; and to the Prospectus for Class A shares, Class B shares and Class C shares of the Stein Roe Intermediate Municipals Fund dated November 1, 2001.(11)



              (17)(o)(ix) Supplement dated November 2, 2001 to the Prospectus for Class S shares of the Stein Roe Intermediate Municipals Fund and Stein Roe High-Yield Municipals Fund and Shares of the Stein Roe Municipal Money Market Fund and Stein Roe Managed Municipals Fund dated November 1, 2001; and to the Prospectus for Class A shares, Class B shares and Class C shares of the Stein Roe Intermediate Municipals Fund dated November 1, 2001.(11)



              (17)(o)(x) Statement of Additional Information for Class S shares of the Stein Roe Intermediate Municipals Fund and Stein Roe High-Yield Municipals Fund and Shares of the Stein Roe Municipal Money Market Fund and Stein Roe Managed Municipals Fund dated November 1, 2001.(11)



              (17)(o)(xi) Statement of Additional Information for Class A shares, Class B shares and Class C shares of the Stein Roe Intermediate Municipals Fund dated November 1, 2001.(11)



              (17)(o)(xii) Supplement dated November 2, 2001 to the Statement of
                           Additional Information for Class S shares of the Stein Roe Intermediate Municipals Fund and Stein Roe High-Yield Municipals Fund and Shares of the Stein Roe Municipal Money Market Fund and Stein Roe Managed Municipals Fund dated November 1, 2001 and the Statement of Additional Information for Class A shares, Class B shares and Class C shares of the Stein Roe Intermediate Municipals Fund dated November 1, 2001.(11)

              (17)(o)(xiii) Prospectus for Shares of the Galaxy II Large Company
                           Index Fund, Galaxy II Small Company Index Fund, Galaxy II Utility Index Fund, Galaxy II U.S. Treasury Index Fund and Galaxy II Municipal Bond Fund dated July 29, 2002.(*)






              (17)(o)(xiv) Statement of Additional Information for Shares of the
                           Galaxy II Large Company Index Fund, Galaxy II Small Company Index Fund, Galaxy II Utility Index Fund, Galaxy II U.S. Treasury Index Fund and Galaxy II Municipal Bond Fund dated July 29, 2002.(*)



              (17)(o)(xv) Annual Report for the fiscal year ended October 31, 2001 for the Galaxy Tax-Exempt Bond Fund, Galaxy New Jersey Municipal Bond Fund, Galaxy New York Municipal Bond Fund, Galaxy Connecticut Municipal Bond Fund, Galaxy Massachusetts Municipal Bond Fund, Galaxy Rhode Island Municipal Bond Fund, Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Massachusetts Intermediate Municipal Bond Fund, Galaxy Florida Municipal Bond Fund and Galaxy Pennsylvania Municipal Bond Fund.(11)



              (17)(o)(xvi) Supplement dated April 1, 2002 to the Annual Report for the fiscal year ended October 31, 2001 for the Galaxy Tax-Exempt Bond Fund, Galaxy New Jersey Municipal Bond Fund, Galaxy New York Municipal Bond Fund, Galaxy Connecticut Municipal Bond Fund, Galaxy Massachusetts Municipal Bond Fund, Galaxy Rhode Island Municipal Bond Fund, Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Massachusetts Intermediate Municipal Bond Fund, Galaxy Florida Municipal Bond Fund and Galaxy Pennsylvania Municipal Bond Fund.(11)



              (17)(o)(xvii) Semi-Annual Report for the period ended April 30,
                           2002 for the Galaxy Tax-Exempt Bond Fund, Galaxy New Jersey Municipal Bond Fund, Galaxy New York Municipal Bond Fund, Galaxy Connecticut Municipal Bond Fund, Galaxy Massachusetts Municipal Bond Fund, Galaxy Rhode Island Municipal Bond Fund, Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Massachusetts Intermediate Municipal Bond Fund, Galaxy Florida Municipal Bond Fund and Galaxy Pennsylvania Municipal Bond Fund.(11)



              (17)(o)(xviii) Annual Report for the fiscal year ended June 30,
                           2002 for the Stein Roe Municipal Money Market Fund, Stein Roe Intermediate Municipals Fund, Stein Roe Managed Municipals Fund and Stein Roe High-Yield Municipals Fund.(12)

              (17)(o)(xix) Intentionally left blank



              (17)(o)(xx) Annual Report for the fiscal year ended March 31, 2002 for the Galaxy II Large Company Index Fund, Galaxy II Small Company Index Fund, Galaxy II Utility Index Fund, Galaxy II U.S. Treasury Index Fund and Galaxy II Municipal Bond Fund.(11)



              (17)(o)(xxi) Supplement dated July 3, 2002 to the Prospectuses for
                           Trust Shares, Retail A Shares and Retail B Shares of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth and Income Fund, Galaxy Strategic Equity Fund, Galaxy Equity Value Fund, Galaxy Equity Growth Fund, Galaxy Growth Fund II, Galaxy International Equity Fund, Galaxy Pan Asia Fund, Galaxy Small Cap Value Fund, Galaxy Small Company Equity, Galaxy Large Cap Value Fund and Large Cap Growth Fund dated February 28, 2002.(9)



              (17)(o)(xxii) Supplement dated July 3, 2002 to the Prospectus for
                           Retail A Shares and Retail B Shares of the Galaxy Tax-Exempt Bond Fund, Galaxy New Jersey Municipal Bond Fund, Galaxy New York Municipal Bond Fund, Galaxy Connecticut Municipal Bond Fund, Galaxy Massachusetts Municipal Bond Fund, Galaxy Rhode Island Municipal Bond Fund, Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund dated February 28, 2002.(10)



              (17)(o)(xxiii) Supplement dated July 3, 2002 to the Prospectus for
                           Trust Shares of the Galaxy Tax-Exempt Bond Fund, Galaxy New Jersey Municipal Bond Fund, Galaxy New York Municipal Bond Fund, Galaxy Connecticut Municipal Bond Fund, Galaxy Massachusetts Municipal Bond Fund, Galaxy Rhode Island Municipal Bond Fund, Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Massachusetts Intermediate Municipal Bond Fund, Florida Municipal Bond Fund and Pennsylvania Municipal Bond Fund dated February 28, 2002.(10)



              (17)(o)(xxiv) Supplement dated July 3, 2002 to the Statement of
                           Additional Information for Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Tax-Exempt Bond Fund, Galaxy New Jersey Municipal Bond Fund, Galaxy New York Municipal Bond Fund, Galaxy Connecticut Municipal Bond Fund, Galaxy Massachusetts Municipal Bond Fund, Galaxy Rhode Island Municipal Bond Fund, Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy

                           Connecticut Intermediate Municipal Bond Fund, Galaxy Massachusetts Intermediate Municipal Bond Fund, Florida Municipal Bond Fund and Pennsylvania Municipal Bond Fund dated February 28, 2002.(10)


              (17)(o)(xxv) Supplement dated July 12, 2002 to the Prospectus for
                           Class S shares of the Stein Roe Intermediate
                           Municipals Fund and Stein Roe High-Yield Municipals Fund and Shares of the Stein Roe Municipal Money Market Fund and Stein Roe Managed Municipals Fund dated November 1, 2001; and to the Prospectus for Class A shares, Class B shares and Class C shares of the Stein Roe Intermediate Municipals Fund dated November 1, 2001.(*)



-------------
(1) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed on or about June 5, 1992.

(2) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on or about May 20, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement filed on or about May 23, 1997.

(4) Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement filed on or about May 28, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement filed on or about November 15, 2000.

(6) Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on or about January 24, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement filed on or about May 30, 2002.

(8) The Supplement, filed with the Securities and Exchange Commission via EDGAR on July 3, 2002, accession number 0000912057-02-026415, is incorporated herein by reference.

(9) The Supplement, filed with the Securities and Exchange Commission via EDGAR on July 3, 2002, accession number 0000912057-02-026417, is incorporated herein by reference.

(10) The Supplement, filed with the Securities and Exchange Commission via EDGAR on July 3, 2002, accession number 000091205-02-026424, is incorporated herein by reference.

(11) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 as filed with the Commission on July 8, 2002 (accession number 0000950135-02-003276).



(12) Incorporated herein by reference to Liberty Stein Roe Funds Municipal Trust's N-30D as filed with the Commission on August 26, 2002 (accession number 0000891804-02-001600).



(*)  Filed as an exhibit herewith.



(**) To be filed by Amendment to Registrant's Registration Statement on
     Form N-1A.

Item 17.  Undertakings

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                               ******************

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Liberty Funds Trust V is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES





           Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on this 26th day of August, 2002.



                                           LIBERTY FUNDS TRUST V



                                           /s/ Keith T. Banks
                                           ------------------------------------
                                           President
                                           Keith T. Banks, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated.


Signature                       Title                                 Date
---------                       -----                                 ----

/s/ Keith T. Banks              President                          August 26, 2002
----------------------------    (chief executive officer)
Keith T. Banks

/s/ J. Kevin Connaughton        Treasurer and                      August 26, 2002
----------------------------    Chief Financial Officer
J. Kevin Connaughton            (principal financial officer)


/s/ Vicki L. Benjamin           Chief Accounting Officer           August 26, 2002
----------------------------    (principal accounting officer)
Vicki L. Benjamin

Douglas A. Hacker               Trustee                            August 26, 2002
----------------------------
*Douglas A. Hacker

Janet Langford Kelly            Trustee                            August 26, 2002
----------------------------
*Janet Langford Kelly

Richard W. Lowry                Trustee                            August 26, 2002
----------------------------
*Richard W. Lowry

Salvatore Macera                Trustee                            August 26, 2002
----------------------------
*Salvatore Macera


William E. Mayer                Trustee                            August 26, 2002
----------------------------
*William E. Mayer

Dr. Charles R. Nelson           Trustee                            August 26, 2002
----------------------------
*Dr. Charles R. Nelson

John J. Neuhauser               Trustee                            August 26, 2002
----------------------------
*John J. Neuhauser

Joseph R. Palombo               Trustee                           August 26, 2002
----------------------------
*Joseph R. Palombo

Thomas E. Stitzel               Trustee                           August 26, 2002
----------------------------
*Thomas E. Stitzel

Thomas C. Theobald              Trustee                           August 26, 2002
----------------------------
*Thomas C. Theobald

Anne-Lee Verville               Trustee                           August 26, 2002
----------------------------
*Anne-Lee Verville


*By:  /s/ Russell L. Kane
    ------------------------------
      Russell L. Kane
      Attorney-in-Fact
      August 26, 2002

                                  EXHIBIT INDEX

Exhibit No.                    Description
-----------                    -----------
(12)(a)           Opinion of Ropes & Gray as to tax consequences (including
                  consent of firm) with respect to the Acquisition of Galaxy
                  Connecticut Municipal Bond Fund

(12)(b) Opinion of Ropes & Gray as to tax consequences (including consent of firm) with respect to the Acquisition of Galaxy
                  Connecticut Intermediate Municipal Bond Fund

(12)(c) Opinion of Ropes & Gray as to tax consequences (including consent of firm) with respect to the Acquisition of and Galaxy
                  Massachusetts Municipal Bond Fund

(12)(d) Opinion of Ropes & Gray as to tax consequences (including consent of firm) with respect to the Acquisition of and Galaxy
                  Massachusetts Intermediate Municipal Bond Fund

(12)(e) Opinion of Ropes & Gray as to tax consequences (including consent of firm) with respect to the Acquisition of the Stein
                  Roe Intermediate Municipals Fund

(12)(f) Opinion of Ropes & Gray as to tax consequences (including consent of firm) with respect to the Acquisition of Galaxy II
                  Municipal Bond Fund

(12)(g) Opinion of Ropes & Gray as to tax consequences (including consent of firm) with respect to the Acquisition of the Galaxy
                  Tax-Exempt Bond Fund

(12)(h) Opinion of Ropes & Gray as to tax consequences (including consent of firm) with respect to the Acquisition of the Galaxy
                  Intermediate Tax-Exempt Bond Fund

(14)(a)           Consent of Drinker Biddle & Reath LLP

    (b)           Consents of Ernst & Young LLP

(16)              Powers of Attorney

(17)(n)           Form of Proxy Cards

(17)(o)(xiii)     Prospectus for Shares of the Galaxy II Large Company Index
                  Fund, Galaxy II Small Company Index Fund, Galaxy II Utility
                  Index Fund, Galaxy II

                  U.S. Treasury Index Fund and Galaxy II Municipal Bond Fund dated July 29, 2002

(17)(o)(xiv)      Statement of Additional Information for Shares of the Galaxy
                  II Large Company Index Fund, Galaxy II Small Company Index
                  Fund, Galaxy II Utility Index Fund, Galaxy II U.S. Treasury
                  Index Fund and Galaxy II Municipal Bond Fund dated July 29,
                  2002

(17)(o)(xxv) Supplement dated July 12, 2002 to the Prospectus for Class S shares of the Stein Roe Intermediate Municipals Fund and Stein
                  Roe High-Yield Municipals Fund and Shares of the Stein Roe
                  Municipal Money Market Fund and Stein Roe Managed Municipals
                  Fund dated November 1, 2001; and to the Prospectus for Class A shares, Class B shares and Class C shares of the Stein Roe
                  Intermediate Municipals Fund dated November 1, 2001


                                      -2-